UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2017

Date of reporting period: February 28, 2017

Item 1.    Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)  In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 28, 2017.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Consumer Discretionary — 9.3%
Abercrombie & Fitch, Cl A (A)	22,900	$ 274
Amazon.com *	21,697	18,335
AMC Networks, Cl A *	4,142	248
American Eagle Outfitters (A)	99,000	1,569
Bed Bath & Beyond	12,874	520
Best Buy	115,917	5,115
Big Lots (A)	37,746	1,938
Brunswick	10,250	614
Carnival, Cl A	3,506	196
CBS, Cl B	70,307	4,635
Comcast, Cl A	219,154	8,201
Cooper Tire & Rubber (A)	55,591	2,249
Dana Holdings	6,853	129
Darden Restaurants	2,842	212
Dick’s Sporting Goods	3,097	152
Dillard’s, Cl A (A)	15,300	834
Dollar General	85,749	6,261
DR Horton	27,485	880
Fiat Chrysler Automobiles *(A)	218,655	2,399
Foot Locker	22,600	1,710
Ford Motor	264,335	3,312
GameStop, Cl A (A)	43,437	1,062
Gannett	19,350	169
General Motors	237,764	8,759
Goodyear Tire & Rubber	79,549	2,788
Harley-Davidson	35,800	2,018
Home Depot	56,552	8,195
Hyatt Hotels, Cl A *	27,645	1,419
International Game Technology	48,375	1,306
Interpublic Group	14,275	344
KB Home (A)	103,400	1,835
Kohl’s (A)	50,200	2,140
Las Vegas Sands	23,208	1,229
Lear	62,456	8,868
Liberty Global *	239,950	8,420
Liberty Global, Cl A *	63,964	2,284
Liberty Interactive QVC Group, Cl A *	593,752	11,210
Lowe’s	5,544	412
Macy’s	37,500	1,246
Magna International, Cl A	172,230	7,382
Michael Kors Holdings *	41,678	1,521
Newell Brands	124,150	6,087
O’Reilly Automotive *	16,140	4,385
PVH	1,508	138
Starbucks	176,066	10,013
Target	34,300	2,016
TEGNA	55,900	1,433
Time Warner	9,446	928
TJX	71,096	5,577
Toll Brothers	9,601	328
TripAdvisor *(A)	354,524	14,702

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Twenty-First Century Fox, Cl A	237,350	$ 7,101
Urban Outfitters *	15,644	407
Viacom, Cl B	48,900	2,125
Visteon *	4,032	374
Walt Disney	7,982	879
Whirlpool	9,969	1,780
Wyndham Worldwide	28,200	2,347

		193,010

Consumer Staples — 6.2%
Altria Group	19,730	1,478
Archer-Daniels-Midland	93,660	4,399
Bunge	83,746	6,855
Costco Wholesale	95,711	16,958
CVS Health	40,700	3,280
Dean Foods (A)	209,068	3,813
Dr. Pepper Snapple Group	1,108	104
Estee Lauder, Cl A	118,398	9,809
Ingredion	24,490	2,961
Kraft Heinz	92,080	8,426
Kroger	59,300	1,886
Mead Johnson Nutrition, Cl A	78,905	6,927
Molson Coors Brewing, Cl B	58,940	5,917
Nu Skin Enterprises, Cl A	34,839	1,726
PepsiCo	62,017	6,845
Philip Morris International	126,008	13,779
Pilgrim’s Pride *(A)	72,300	1,474
Procter & Gamble	37,896	3,451
Reynolds American	8,323	512
Rite Aid *	15,556	93
Sanderson Farms (A)	28,047	2,666
SUPERVALU *	120,100	454
Sysco	76,616	4,039
Tyson Foods, Cl A	56,404	3,529
Walgreens Boots Alliance	66,722	5,763
Wal-Mart Stores	173,971	12,340

		129,484

Energy — 6.3%
Anadarko Petroleum	67,318	4,352
Baker Hughes	5,207	314
Cabot Oil & Gas	163,240	3,575
Canadian Natural Resources	85,863	2,465
Chevron	131,044	14,742
Cimarex Energy	46,323	5,824
ConocoPhillips	41,724	1,985
CONSOL Energy *(A)	113,282	1,764
Diamond Offshore Drilling *(A)	4,974	84
Dril-Quip *(A)	21,889	1,343
Enbridge	8,231	344
Ensco, Cl A (A)	265,632	2,587
EOG Resources	69,680	6,758

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exxon Mobil	228,947	$ 18,618
Halliburton	208,204	11,131
Helmerich & Payne (A)	67,754	4,632
Kinder Morgan	11,011	235
Marathon Petroleum	94,891	4,707
Murphy Oil (A)	23,533	666
Nabors Industries	197,895	2,897
National Oilwell Varco (A)	48,900	1,976
Oceaneering International	121,296	3,435
Patterson-UTI Energy	147,237	4,067
Phillips 66	25,100	1,963
Pioneer Natural Resources	12,492	2,323
Rowan, Cl A *	220,738	4,000
Schlumberger	8,588	690
Southwestern Energy *	66,623	500
Tesoro (A)	95,164	8,107
Tsakos Energy Navigation	126,600	586
Valero Energy	197,010	13,387

		130,057

Financials — 16.4%
Aflac	46,307	3,350
Allied World Assurance Holdings	938	49
Allstate	128,607	10,566
Ally Financial	85,707	1,927
American Financial Group	7,242	681
American International Group	134,978	8,628
American National Insurance	1,042	125
Ameriprise Financial	34,539	4,542
Annaly Capital Management ‡	253,400	2,813
Aspen Insurance Holdings	11,843	664
Assurant	20,716	2,051
Assured Guaranty	133,153	5,474
Axis Capital Holdings	28,874	2,001
Bank of America	1,405,861	34,697
Bank of New York Mellon	42,456	2,001
BankUnited	26,663	1,057
BB&T	49,835	2,403
Berkshire Hathaway, Cl B *	20,438	3,503
BlackRock, Cl A	463	179
Blackstone Group (B)	153,810	4,543
Capital One Financial	49,310	4,628
Charles Schwab	305,000	12,325
CIT Group	26,600	1,141
Citigroup	379,638	22,706
Citizens Financial Group	145,791	5,448
CME Group, Cl A	47,890	5,817
CNA Financial	38,738	1,661
Comerica	8,893	634
Commerce Bancshares	4,595	271
Discover Financial Services	64,900	4,617
Donnelley Financial Solutions *	8,862	205

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everest Re Group	25,431	$ 5,980
Fifth Third Bancorp	111,237	3,052
First American Financial	1,763	69
Franklin Resources	1,650	71
Goldman Sachs Group	10,145	2,517
Hanover Insurance Group	3,275	295
Hartford Financial Services Group	93,100	4,552
Intercontinental Exchange	203,445	11,623
JPMorgan Chase	451,253	40,892
KeyCorp	113,314	2,127
Lazard, Cl A	18,572	800
Legg Mason	27,700	1,045
Lincoln National	84,872	5,955
MetLife	50,926	2,671
MGIC Investment *	206,400	2,198
Morgan Stanley	315,669	14,417
Navient	69,800	1,076
PNC Financial Services Group	61,571	7,834
Popular	108,578	4,784
Prudential Financial	87,835	9,709
Radian Group	62,800	1,169
Regions Financial	296,350	4,525
Reinsurance Group of America, Cl A	17,206	2,238
S&P Global	2,961	383
Starwood Property Trust ‡	64,800	1,481
State Street	20,300	1,618
SunTrust Banks	216,602	12,886
Synchrony Financial	5,630	204
Travelers	84,806	10,367
Unum Group	148,733	7,263
US Bancorp	29,106	1,601
Validus Holdings	42,160	2,431
Voya Financial	180,265	7,432
Wells Fargo	262,223	15,177
Zions Bancorporation	1,856	83

		341,232

Health Care — 12.5%
AbbVie	62,000	3,834
Aetna	25,389	3,269
Agilent Technologies	1,822	93
Alexion Pharmaceuticals *	118,603	15,567
Allergan	51,828	12,689
Amgen	46,122	8,142
Anthem	27,903	4,599
Baxter International	45,775	2,331
Biogen *	42,368	12,227
Bioverativ *	21,184	1,103
Cardinal Health	31,900	2,596
Celgene *	150,965	18,646
Centene *	3,095	218
Cigna	42,636	6,349

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Danaher	154,725	$ 13,237
DENTSPLY SIRONA	138,332	8,787
DexCom *(A)	83,847	6,554
Edwards Lifesciences *	75,569	7,107
Express Scripts Holding *	24,317	1,718
Gilead Sciences	107,689	7,590
HCA Holdings *	91,140	7,951
Hill-Rom Holdings	1,215	81
Humana (A)	1,502	317
Intuitive Surgical *	17,511	12,906
Johnson & Johnson	222,007	27,131
Mallinckrodt *	15,700	823
McKesson	2,719	408
Medtronic	4,046	327
Merck	171,824	11,318
Pfizer	556,776	18,997
Quest Diagnostics	24,200	2,358
Quintiles IMS Holdings *	130,070	10,066
Shire ADR	46,388	8,382
Thermo Fisher Scientific	47,123	7,430
United Therapeutics *	46,083	6,807
UnitedHealth Group	29,585	4,893
Waters *	2,427	376
WellCare Health Plans *	10,001	1,412

		258,639

Industrials — 9.5%
3M	2,384	444
Acuity Brands (A)	33,158	7,006
AerCap Holdings *	17,708	802
AGCO	26,900	1,639
American Airlines Group (A)	42,100	1,952
AO Smith	128,704	6,481
Avis Budget Group *	30,082	1,040
Boeing	47,973	8,646
BWX Technologies	7,545	350
Carlisle	2,561	265
Chicago Bridge & Iron (A)	40,300	1,353
Copa Holdings, Cl A (A)	3,503	373
Crane	16,926	1,224
Cummins	28,512	4,234
Delta Air Lines	140,518	7,016
FedEx	69,482	13,409
Fortive	164,878	9,505
General Electric	48,665	1,451
Hawaiian Holdings *	72,225	3,514
HD Supply Holdings *	7,028	302
Honeywell International	2,056	256
Huntington Ingalls Industries	19,219	4,199
Ingersoll-Rand	16,262	1,291
ITT	1,958	80
Jacobs Engineering Group	3,419	193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JB Hunt Transport Services (A)	27,880	$ 2,737
JetBlue Airways *	10,413	208
Johnson Controls International	86,075	3,610
Kansas City Southern	8,797	780
L3 Technologies Holdings, Cl 3	4,529	762
Lockheed Martin	14,140	3,769
LSC Communications	41,566	1,181
Manpowergroup	50,655	4,916
Moog, Cl A *	18,200	1,230
MSC Industrial Direct, Cl A	5,961	600
Nielsen Holdings	179,070	7,944
Norfolk Southern	48,509	5,871
Northrop Grumman	3,681	910
Oshkosh Truck	24,128	1,638
Owens Corning	104,324	6,102
Paccar	64,080	4,281
Parker Hannifin	4,206	651
Pitney Bowes	85,200	1,162
Quanta Services *	128,370	4,791
Raytheon	6,755	1,041
Regal-Beloit	3,655	272
Republic Services	15,113	936
Roper Technologies	56,021	11,720
RR Donnelley & Sons	23,633	396
Ryder System	24,100	1,835
Southwest Airlines	71,359	4,125
Spirit AeroSystems Holdings, Cl A	128,872	7,940
Spirit Airlines *	20,441	1,067
Stanley Black & Decker	1,820	231
Timken	58,418	2,582
Trinity Industries	55,800	1,498
Union Pacific	108,266	11,686
United Continental Holdings *	150,913	11,181
United Parcel Service, Cl B	1,524	161
United Technologies	9,771	1,100
Vectrus *	900	22
Wabtec (A)	101,485	8,131
Waste Management	18,568	1,361

		197,453

Information Technology — 24.8%
Accenture, Cl A	660	81
Activision Blizzard	2,195	99
Adobe Systems *	169,248	20,029
Akamai Technologies *	148,461	9,294
Alibaba Group Holding ADR *(A)	44,800	4,610
Alphabet, Cl A *	35,209	29,749
Alphabet, Cl C *	28,767	23,681
Amdocs	8,469	514
Amphenol, Cl A	179,870	12,449
Analog Devices	90,700	7,431
Ansys *	52,714	5,628

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apple	147,847	$ 20,253
Applied Materials	413,625	14,981
Arrow Electronics *	16,491	1,191
ASML Holding, Cl G (A)	66,924	8,144
Aspen Technology *	48,055	2,794
Avnet	39,163	1,805
Booz Allen Hamilton Holding, Cl A	14,378	514
Brocade Communications Systems	53,443	658
CA	42,300	1,365
CDW	5,155	304
Cisco Systems	306,830	10,487
Citrix Systems *	28,648	2,262
Cognizant Technology Solutions, Cl A	131,510	7,795
Conduent *	43,620	702
Convergys	60,800	1,330
CoreLogic *	4,579	179
Corning	163,447	4,513
Dell Technologies, Cl V *	16,496	1,047
Dolby Laboratories, Cl A	8,286	405
DST Systems	3,060	366
eBay *	625,410	21,201
Electronic Arts *	142,402	12,318
Facebook, Cl A *	262,061	35,520
FleetCor Technologies *	52,933	8,999
Flex *	118,300	1,951
Fortinet *	6,508	243
Genpact	300,195	7,277
Hewlett Packard Enterprise	145,946	3,330
HP	255,593	4,440
Intel	430,458	15,582
International Business Machines	30,754	5,530
Intuit	97,053	12,174
Jabil Circuit	18,278	466
Juniper Networks	86,400	2,419
Keysight Technologies *	9,082	341
Lam Research	20,000	2,371
LogMeIn *	1	–
Marvell Technology Group	24,123	376
MasterCard, Cl A	185,931	20,538
Maxim Integrated Products	7,425	329
Micron Technology *	35,021	821
Microsoft	419,004	26,808
NCR *	56,200	2,701
NXP Semiconductor *	111,819	11,496
Oracle	19,303	822
PayPal Holdings *	659,264	27,689
QUALCOMM	192,941	10,897
salesforce.com *	127,605	10,381
Seagate Technology (A)	55,700	2,684
Symantec	347,912	9,940
Take-Two Interactive Software *	9,916	565
Tech Data *	18,100	1,575

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradata *	21,859	$ 680
Teradyne	40,785	1,160
Texas Instruments	65,601	5,026
VeriSign *(A)	60,940	5,026
Visa, Cl A	459,971	40,450
Vishay Intertechnology (A)	112,000	1,775
Western Digital	22,400	1,722
Western Union (A)	81,100	1,593
Xerox	219,600	1,634
Zynga, Cl A *	241,039	639

		516,149

Materials — 2.8%
AdvanSix *	21,844	596
Avery Dennison	971	78
Cabot	43,315	2,511
Celanese, Cl A	42,940	3,829
Crown Holdings *	1,898	102
Domtar	44,566	1,698
Dow Chemical	12,081	752
E.I. du Pont de Nemours	9,891	777
Eastman Chemical	40,843	3,278
Ecolab	99,435	12,327
Huntsman (A)	141,859	3,206
International Paper	43,000	2,266
LyondellBasell Industries, Cl A	145,017	13,231
Monsanto	5,873	669
Newmont Mining	5,640	193
Nucor	8,907	557
Owens-Illinois *	56,900	1,127
Packaging Corp of America	29,600	2,736
Reliance Steel & Aluminum	61,842	5,235
Steel Dynamics	16,851	617
Teck Resources, Cl B	13,911	278
Trinseo	39,038	2,699

		58,762

Real Estate — 2.8%
American Homes 4 Rent, Cl A	180,309	4,286
Brandywine Realty Trust ‡	56,000	933
CBL & Associates Properties ‡	158,884	1,594
CBRE Group, Cl A *	7,400	264
Crown Castle International ‡	157,567	14,737
DuPont Fabros Technology (A)	25,454	1,311
Equinix ‡	20,052	7,541
Hospitality Properties Trust ‡	163,391	5,192
Host Hotels & Resorts ‡(A)	75,629	1,360
Hudson Pacific Properties	46,382	1,697
LaSalle Hotel Properties	25,399	734
Lexington Realty Trust ‡	223,000	2,489
Liberty Property Trust ‡	2,609	103
Mack-Cali Realty ‡	51,543	1,502

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Outfront Media ‡	35,969	$ 933
Piedmont Office Realty Trust, Cl A ‡(A)	56,743	1,302
SBA Communications, Cl A *	88,896	10,291
SL Green Realty ‡	682	77
Taubman Centers	8,625	602
VEREIT ‡	152,600	1,384

		58,332

Telecommunication Services — 1.3%
AT&T	326,123	13,629
Level 3 Communications *	3,232	185
Verizon Communications	276,490	13,722

		27,536

Utilities — 2.6%
AES	552,692	6,367
Ameren	24,194	1,323
American Electric Power	100,363	6,721
CenterPoint Energy	43,758	1,196
Consolidated Edison	15,601	1,202
DTE Energy	16,640	1,687
Duke Energy	10,070	831
Edison International	79,569	6,345
Entergy	70,109	5,375
Exelon	140,977	5,175
FirstEnergy	112,790	3,658
Hawaiian Electric Industries	31,707	1,055
PG&E	21,124	1,410
Pinnacle West Capital	7,799	641
Public Service Enterprise Group	197,834	9,096
SCANA	13,553	940

		53,022

Total Common Stock (Cost $1,454,536) ($ Thousands)		1,963,676

AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P.
0.470% **†(C)	100,556,020	100,558

Total Affiliated Partnership (Cost $100,556) ($ Thousands)		100,558

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	114,251,545	$ 114,252

Total Cash Equivalent (Cost $114,252) ($ Thousands)		114,252

Total Investments — 104.8% (Cost $1,669,344) ($ Thousands) @		$ 2,178,486

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	254	Mar-2017	$262
S&P Mid Cap 400 Index E-MINI	19	Mar-2017	(4)

			$258

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,078,735 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $96,474 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2017, such securities amounted to $4,543 ($ Thousands), or 0.2 of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $100,558 ($ Thousands).

@ At February 28, 2017, the tax basis cost of the Fund’s investments was $1,669,344 ($ Thousands), and the unrealized appreciation and depreciation were $532,295 ($ Thousands) and $(23,153) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,963,676	$–	$–	$1,963,676
Affiliated Partnership	–	100,558	–	100,558
Cash Equivalent	114,252	–	–	114,252

Total Investments in Securities	$2,077,928	$100,558	$–	$2,178,487

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Fund (Concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$262	$–	$–	$262
Unrealized Depreciation	(4)	–	–	(4)

	$258	$–	$–	$258

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income

SEI Liquidity Fund, L.P.	$ 40,532	$ 180,123	$ (120,097)	$ 100,558	$ 216
SEI Daily Income Trust, Government Fund, Class F	–	566,217	(451,965)	114,252	138

Totals	$ 40,532	$ 746,340	$ (572,062)	$ 214,810	$ 354

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Diversified Alpha Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 72.4%

Consumer Discretionary — 9.1%
Amazon.com *	57	$ 48
AutoZone *	541	398
Bed Bath & Beyond	793	32
Best Buy	2,344	103
Carnival, Cl A	1,369	77
Comcast, Cl A	836	31
Darden Restaurants	502	37
Delphi Automotive	832	63
Dollar General	5,928	433
DR Horton	1,267	41
Ford Motor	5,393	68
General Motors	5,158	190
Goodyear Tire & Rubber	5,125	180
Home Depot	428	62
Hyatt Hotels, Cl A *	1,746	90
International Game Technology	1,981	53
Interpublic Group	2,922	70
L Brands	982	52
Lowe’s	9,392	698
Macy’s	1,352	45
Magna International, Cl A	2,831	121
NIKE, Cl B	6,712	384
Omnicom Group	6,027	513
PVH	734	67
Ross Stores	302	21
Staples	4,137	37
Tiffany	2,705	249
TJX	6,088	478
Toll Brothers	3,108	106
Toyota Motor ADR	456	52
Tractor Supply	4,134	293
Whirlpool	175	31

		5,123

Consumer Staples — 7.5%
Altria Group	701	53
Bunge	853	70
Campbell Soup	3,217	191
Colgate-Palmolive	7,159	522
CVS Health	6,535	527
Dr. Pepper Snapple Group	2,125	199
Hershey	277	30
JM Smucker	3,259	462
Kimberly-Clark	672	89
Kroger	11,484	365
PepsiCo	6,341	700
Philip Morris International	3,296	360
Procter & Gamble	2,956	269
Reynolds American	4,756	293
Sysco	1,324	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wal-Mart Stores	330	$ 23

		4,223

Energy — 4.3%
Anadarko Petroleum	371	24
Apache	523	28
Baker Hughes	1,049	63
BP PLC ADR	7,540	256
Canadian Natural Resources	8,380	241
Chevron	2,776	312
ConocoPhillips	2,176	104
Devon Energy	1,981	86
Enbridge	1,712	72
Exxon Mobil	2,244	182
Marathon Petroleum	854	42
Occidental Petroleum	7,451	488
Oceaneering International	1,147	33
Royal Dutch Shell ADR, Cl A	6,809	353
Schlumberger	498	40
Tesoro	920	78
Valero Energy	473	32

		2,434

Financials — 13.4%
Aflac	4,080	295
Allstate	3,403	280
Aspen Insurance Holdings	2,328	130
Bank of America	22,163	547
Berkshire Hathaway, Cl B *	633	108
Blackstone Group (A)	3,309	98
Citigroup	8,795	526
CME Group, Cl A	1,215	148
Comerica	1,857	132
FactSet Research Systems	752	134
JPMorgan Chase	5,350	485
KKR (A)	14,998	270
Marsh & McLennan	6,635	487
MetLife	856	45
Moody’s	6,059	675
Morgan Stanley	4,730	216
MSCI, Cl A	5,205	492
PNC Financial Services Group	1,366	174
Popular	3,694	163
Principal Financial Group	3,183	199
Prudential Financial	1,155	128
Radian Group	2,609	49
S&P Global	1,301	168
Santander Consumer USA Holdings *	3,923	58
State Street	8,342	665
Synchrony Financial	966	35
Two Harbors Investment ‡	6,135	57
US Bancorp	8,501	468

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Diversified Alpha Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo	5,827	$ 337

		7,569

Health Care — 12.3%
Abbott Laboratories	11,233	506
AbbVie	1,424	88
Agilent Technologies	919	47
AmerisourceBergen	3,290	301
Amgen	2,478	437
Baxter International	3,701	188
Becton Dickinson	5,259	963
Biogen *	492	142
Cigna	1,147	171
Gilead Sciences	1,819	128
HCA Holdings *	630	55
Horizon Pharma *	3,221	52
Jazz Pharmaceuticals *	193	26
Johnson & Johnson	10,395	1,270
Merck	6,284	414
Mettler Toledo International *	978	466
Pfizer	3,867	132
Quintiles IMS Holdings *	358	28
UnitedHealth Group	6,877	1,137
Varex Imaging *	1,143	40
Varian Medical Systems *	3,315	278
WellCare Health Plans *	381	54

		6,923

Industrials — 10.2%
3M	4,713	878
AECOM Technology *	3,000	109
AerCap Holdings *	1,737	79
American Airlines Group	1,708	79
Cummins	1,761	261
Delta Air Lines	5,939	297
Eaton	2,971	214
General Electric	3,265	97
Graco	3,618	328
Illinois Tool Works	3,610	477
Ingersoll-Rand	2,505	199
Manpowergroup	1,966	191
Middleby *	1,412	196
Norfolk Southern	477	58
Northrop Grumman	823	203
Owens Corning	3,005	176
Raytheon	798	123
Southwest Airlines	2,193	127
Spirit AeroSystems Holdings, Cl A	3,455	213
Stanley Black & Decker	851	108
Union Pacific	292	32
United Continental Holdings *	798	59
United Rentals *	244	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Technologies	3,840	$ 432
Waste Management	1,848	135
WW Grainger	2,559	635

		5,737

Information Technology — 9.6%
Alphabet, Cl A *	302	255
Amdocs	3,355	204
Analog Devices	2,417	198
Apple	3,433	470
Applied Materials	4,810	174
Arrow Electronics *	857	62
Automatic Data Processing	3,005	308
CA	4,409	142
Cisco Systems	12,403	424
Cognizant Technology Solutions, Cl A	1,255	74
eBay *	1,532	52
Hewlett Packard Enterprise	6,591	150
HP	7,803	136
Intel	7,868	285
International Business Machines	1,463	263
Intuit	169	21
Jabil Circuit	2,881	74
Keysight Technologies *	2,326	87
Lam Research	705	84
LogMeIn *	1	—
MasterCard, Cl A	3,878	428
Microchip Technology	3,417	248
Micron Technology *	7,502	176
Microsoft	5,324	341
Motorola Solutions	993	78
Oracle	7,528	321
QUALCOMM	1,599	90
Teradata *	2,574	80
Texas Instruments	2,804	215

		5,440

Materials — 3.7%
Avery Dennison	887	72
Cabot	3,555	206
Crown Holdings *	1,178	63
Dow Chemical	1,117	69
Eastman Chemical	2,558	205
Ecolab	3,124	387
Huntsman	3,356	76
Louisiana-Pacific *	1,381	33
LyondellBasell Industries, Cl A	272	25
Praxair	3,302	392
Reliance Steel & Aluminum	1,463	124
Sherwin-Williams	1,440	444

		2,096

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Diversified Alpha Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 0.3%
CBRE Group, Cl A *	3,565	$ 127
Host Hotels & Resorts ‡	2,378	43

		170

Telecommunication Services — 0.4%
AT&T	884	37
China Mobile ADR	923	51
Verizon Communications	3,101	154

		242

Utilities — 1.6%
Ameren	668	37
Calpine *	3,099	36
Consolidated Edison	798	61
DTE Energy	1,179	120
Entergy	1,001	77
Exelon	2,760	101
PG&E	3,078	205
Pinnacle West Capital	2,356	194
Public Service Enterprise Group	1,893	87

		918

Total Common Stock (Cost $34,384) ($ Thousands)		40,875

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl A
0.310%**†	2,148,251	$ 2,148

Total Cash Equivalent (Cost $2,148) ($ Thousands)		2,148

Total Investments — 76.2% (Cost $36,532) ($ Thousands) @		$ 43,023

Percentages are based on Net Assets of $56,466 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At February 28, 2017, such securities amounted to $368 ($ Thousands), or 0.7% of the net assets of the Fund.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $36,532 ($ Thousands), and the unrealized appreciation and depreciation were $6,769 ($ Thousands) and $(278) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 40,875	$ –	$ –	$40,875
Cash Equivalent	2,148	–	–	2,148

Total Investments in Securities	$ 43,023	$ –	$ –	$43,023

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 3,568	$ 185	$ (3,753)	$ —	$ —
SEI Daily Income Trust, Government Fund, Class A	—	17,703	(15,555)	2,148	5

Totals	$ 3,568	$ 17,888	$ (19,308)	$ 2,148	$ 5

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 9.2%
Adient *	30,293	$ 2,034
Advance Auto Parts	36,209	5,671
Amazon.com *	38,083	32,182
American Outdoor Brands *(A)	90,500	1,759
AutoNation *	200	9
AutoZone *	24,280	17,883
Bed Bath & Beyond	23,700	957
Best Buy	45,904	2,026
Bloomin’ Brands	61,280	1,047
BorgWarner	700	30
Burlington Stores *(A)	21,456	1,910
Carmax *(A)	1,300	84
Carnival, Cl A	1,600	90
CBS, Cl B	3,800	251
Charter Communications, Cl A *	14,292	4,617
Chico’s FAS	73,050	1,058
Chipotle Mexican Grill, Cl A *	100	42
Cinemark Holdings	39,100	1,637
Coach	37,000	1,409
Comcast, Cl A	1,378,816	51,595
Cooper-Standard Holdings *	19,700	2,206
Darden Restaurants	1,600	120
Delphi Automotive	185,055	14,088
Discovery Communications, Cl A *	600	17
Discovery Communications, Cl C *	1,100	31
Dollar General	1,000	73
Dollar Tree *	4,400	337
DR Horton	233,800	7,482
Expedia	400	48
Express *	136,800	1,538
Extended Stay America	84,400	1,460
Foot Locker	16,735	1,266
Ford Motor	79,200	992
Fox Factory Holding *	26,530	711
Francesca’s Holdings *	17,100	290
GameStop, Cl A (A)	24,600	601
Gap	900	22
Garmin	4,700	243
General Motors	204,700	7,541
Genuine Parts	3,000	287
Goodyear Tire & Rubber	900	32
H&R Block	800	16
Hanesbrands (A)	1,300	26
Harley-Davidson	800	45
Harman International Industries	300	34
Hasbro	3,700	358
Hilton Grand Vacations *	131,533	3,938
Home Depot	28,600	4,144
HSN	36,500	1,376
International Game Technology	25,400	686
Interpublic Group	41,051	989

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kohl’s (A)	24,700	$ 1,053
L Brands	800	42
Leggett & Platt	10,500	516
Lennar, Cl A	8,400	410
Liberty Interactive, Cl A *	185,657	3,505
Liberty Tripadvisor Holdings, Cl A *	35,800	482
LKQ *	5,800	183
Lowe’s	269,369	20,033
Macy’s	246,233	8,180
Madison Square Garden, Cl A *	28,063	5,033
Marriott International, Cl A	1,160	101
Mattel	20,700	533
McDonald’s	224,966	28,717
Michael Kors Holdings *	800	29
Modine Manufacturing *	98,398	1,117
Mohawk Industries *	2,400	543
MSG Networks *	34,900	761
NetFlix *	23,187	3,296
Newell Brands	24,300	1,191
News, Cl A	2,100	27
NIKE, Cl B	47,850	2,735
Nordstrom	500	23
Omnicom Group	900	77
O’Reilly Automotive *	1,300	353
Priceline Group *	1,200	2,069
PulteGroup	1,200	26
PVH	10,900	998
Ralph Lauren, Cl A	200	16
Ross Stores	194,000	13,305
Royal Caribbean Cruises	2,100	202
Sally Beauty Holdings *	42,175	922
Scholastic	25,170	1,134
Scripps Networks Interactive, Cl A (A)	9,400	759
Signet Jewelers	200	13
Staples	275,100	2,473
Starbucks	18,500	1,052
Steven Madden *	34,525	1,290
Target	176,683	10,384
TEGNA	95,500	2,448
Tiffany (A)	500	46
Time Warner	84,919	8,340
TJX	3,000	235
Tractor Supply	4,600	326
TripAdvisor *	500	21
Twenty-First Century Fox, Cl A	49,500	1,481
Twenty-First Century Fox, Cl B	61,800	1,814
Ulta Salon Cosmetics & Fragrance *	4,800	1,312
Under Armour, Cl A *	600	12
Under Armour, Cl C *	580	11
Urban Outfitters *	300	8
VF	1,200	63
Viacom, Cl B	9,500	413

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney	144,520	$ 15,910
Whirlpool	48,960	8,744
Williams-Sonoma (A)	115,080	5,592
Wyndham Worldwide	400	33
Wynn Resorts	1,000	96
Yum! Brands	21,291	1,391

		339,167

Consumer Staples — 8.6%
Altria Group	280,274	20,998
Archer-Daniels-Midland	24,600	1,156
Avon Products *	119,000	524
Brown-Forman, Cl B	7,200	351
Campbell Soup	5,500	326
Church & Dwight	900	45
Clorox	600	82
Coca-Cola	690,753	28,984
Colgate-Palmolive	28,600	2,087
ConAgra Foods	449,432	18,521
Constellation Brands, Cl A	15,400	2,446
Costco Wholesale	31,255	5,538
Coty, Cl A	3,900	73
CVS Health	11,408	919
Dr. Pepper Snapple Group	3,400	318
Estee Lauder, Cl A	2,000	166
General Mills	4,700	284
Hershey	500	54
Hormel Foods (A)	13,800	486
JM Smucker	900	128
Kellogg	82,745	6,129
Kimberly-Clark	36,772	4,874
Kraft Heinz	202,822	18,560
Kroger	9,500	302
Lamb Weston Holdings	1,566	61
McCormick	2,800	276
Mead Johnson Nutrition, Cl A	900	79
Molson Coors Brewing, Cl B	162,195	16,283
Mondelez International, Cl A	400,870	17,606
Monster Beverage *	6,000	249
Nu Skin Enterprises, Cl A	33,626	1,666
PepsiCo	573,716	63,327
Philip Morris International	308,921	33,781
Procter & Gamble	328,541	29,920
Reynolds American	4,896	301
Sprouts Farmers Market *(A)	53,570	989
Sysco	22,900	1,207
Tyson Foods, Cl A	162,900	10,191
Walgreens Boots Alliance	210,675	18,198
Wal-Mart Stores	155,834	11,053
Whole Foods Market	1,300	40

		318,578

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 6.4%
Anadarko Petroleum	113,273	$ 7,323
Antero Resources *	41,000	983
Apache	18,300	962
Baker Hughes	2,400	145
Cabot Oil & Gas	21,500	471
Chesapeake Energy *(A)	15,500	84
Chevron	273,281	30,744
Cimarex Energy	18,700	2,351
Concho Resources *	7,400	980
ConocoPhillips	408,514	19,433
Devon Energy	104,100	4,514
Enbridge	112,274	4,699
Energen *	3,400	178
EOG Resources	112,647	10,926
EQT	600	36
Exxon Mobil	317,349	25,807
Halliburton	136,400	7,292
Helix Energy Solutions Group *	125,960	1,040
Helmerich & Payne (A)	2,100	144
Hess	1,200	62
HollyFrontier (A)	182,658	5,348
Kinder Morgan	313,100	6,672
Magellan Midstream Partners (B)	155,169	12,027
Marathon Oil	900	14
Marathon Petroleum	152,987	7,588
Matador Resources *(A)	38,305	922
McDermott International *	40,500	298
Murphy Oil	1,900	54
National Oilwell Varco	1,600	65
Newfield Exploration *	191,300	6,975
Newpark Resources *	122,560	944
Noble Energy (A)	257,107	9,361
Occidental Petroleum	3,000	197
Oceaneering International	51,220	1,451
ONEOK	72,000	3,892
Phillips 66	96,100	7,514
Pioneer Natural Resources	34,215	6,363
Range Resources	8,400	232
Schlumberger	264,428	21,249
Southwestern Energy *	647,300	4,861
Suncor Energy	377,503	11,827
TechnipFMC *	900	29
Tesoro (A)	53,200	4,532
Transocean *(A)	1,700	23
Valero Energy	49,500	3,364
Williams	114,400	3,242

		237,218

Financials — 13.3%
Affiliated Managers Group	200	34
Aflac	62,300	4,507

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate	121,916	$ 10,017
American Express	155,791	12,473
American International Group	3,700	236
Ameriprise Financial	636	84
Aon	79,490	9,193
Arch Capital Group *	13,670	1,293
Argo Group International Holdings	13,530	906
Arthur J Gallagher	38,900	2,215
Assurant	9,300	921
Bank of America	2,379,412	58,724
Bank of New York Mellon	374,793	17,668
BankUnited	30,645	1,214
BB&T	2,900	140
Berkshire Hathaway, Cl B *	264,404	45,324
BlackRock, Cl A	1,400	542
Capital One Financial	10,200	957
Charles Schwab	241,155	9,745
Chubb	2,541	351
Cincinnati Financial (A)	36,100	2,634
Citigroup	904,528	54,100
Citizens Financial Group	126,400	4,724
CME Group, Cl A	166,399	20,211
Comerica	44,700	3,186
Commerce Bancshares	118,640	7,002
Discover Financial Services	246,493	17,535
Donnelley Financial Solutions *	78,253	1,808
E*TRADE Financial *	900	31
Federated Investors, Cl B (A)	95,085	2,583
Fifth Third Bancorp	138,400	3,798
Franklin Resources	1,200	52
Goldman Sachs Group	67,200	16,670
Hartford Financial Services Group	5,000	244
Home BancShares	57,480	1,617
Huntington Bancshares	281,824	3,985
Intercontinental Exchange	179,430	10,251
Invesco	1,700	55
Invesco Mortgage Capital ‡	45,500	707
JPMorgan Chase	326,477	29,585
KeyCorp	128,600	2,414
Leucadia National	44,600	1,187
Lincoln National	5,700	400
Loews	1,100	52
M&T Bank	742	124
Marsh & McLennan	97,591	7,171
MetLife	220,530	11,565
Moody’s	600	67
Morgan Stanley	45,000	2,055
Morningstar	15,145	1,215
Nasdaq	4,400	313
Navient	77,734	1,198
Northern Trust	1,800	157
Old Republic International	357,876	7,412

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PacWest Bancorp	22,860	$ 1,260
People’s United Financial	1,100	21
PNC Financial Services Group	40,800	5,191
Popular	2,612	115
Principal Financial Group	48,400	3,027
Progressive	245,060	9,601
Prudential Financial	1,400	155
Raymond James Financial	21,500	1,689
Realogy Holdings	60,193	1,667
Regions Financial	4,500	69
Reinsurance Group of America, Cl A	12,165	1,582
S&P Global	63,059	8,164
State Street	7,600	606
SunTrust Banks	196,420	11,685
Synchrony Financial	365,758	13,255
T. Rowe Price Group	1,100	78
TCF Financial	70,605	1,229
Torchmark	19,900	1,543
Travelers	4,600	562
Unum Group	27,900	1,362
US Bancorp	453,210	24,927
Validus Holdings	22,790	1,314
Washington Federal	29,300	992
Webster Financial	23,415	1,286
Wells Fargo	114,055	6,601
Willis Towers Watson	500	64
XL Group	1,200	49
Zions Bancorporation	39,300	1,765

		492,511

Health Care — 13.8%
Abbott Laboratories	71,179	3,209
AbbVie	198,870	12,298
Aetna	50,195	6,463
Agilent Technologies	124,690	6,397
Alexion Pharmaceuticals *	500	66
Allergan	64,336	15,751
AmerisourceBergen	600	55
Amgen	93,126	16,439
Anthem	5,200	857
Baxter International	204,392	10,408
Becton Dickinson	52,400	9,592
Biogen *	27,643	7,978
Bioverativ *	2,672	139
Boston Scientific *	431,765	10,600
Bristol-Myers Squibb	19,300	1,094
C.R. Bard	22,900	5,616
Cardinal Health	6,600	537
Catalent *	39,775	1,142
Celgene *	226,345	27,956
Cellectis ADR *(A)	34,070	760
Centene *	3,100	219

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cerner *	107,040	$ 5,891
Cigna	2,000	298
Cooper	10,200	2,031
Danaher	64,800	5,544
DaVita HealthCare Partners *	700	49
DENTSPLY SIRONA	5,900	375
Edwards Lifesciences *	20,400	1,918
Eli Lilly	86,385	7,153
Endo International *	700	10
Express Scripts Holding *	320,548	22,647
Gilead Sciences	211,191	14,885
HCA Holdings *	25,266	2,204
Henry Schein *	3,300	566
Hologic *	178,600	7,248
Humana	42,790	9,039
IDEXX Laboratories *	22,107	3,204
Illumina *	16,000	2,678
INC Research Holdings, Cl A *	26,910	1,175
Intuitive Surgical *	2,200	1,621
Johnson & Johnson	408,960	49,979
Laboratory Corp of America Holdings *	300	43
Mallinckrodt *	107,000	5,609
McKesson	1,900	285
Medtronic	296,436	23,985
Merck	567,427	37,376
Mettler Toledo International *	4,700	2,238
Mylan *	153,477	6,423
Patterson	300	14
PerkinElmer	3,900	212
Perrigo	500	37
Pfizer	1,485,444	50,683
Quest Diagnostics	29,700	2,894
Quintiles IMS Holdings *	42,400	3,281
Regeneron Pharmaceuticals *	200	75
STERIS (A)	14,890	1,044
Stryker	96,170	12,364
Thermo Fisher Scientific	59,660	9,407
United Therapeutics *	3,865	571
UnitedHealth Group	348,066	57,563
Universal Health Services, Cl B	2,100	264
Valeant Pharmaceuticals International *	199,880	2,874
Varian Medical Systems *	400	34
Veeva Systems, Cl A *	74,869	3,271
Vertex Pharmaceuticals *	800	72
VWR *	49,935	1,403
Waters *	9,900	1,534
Zimmer Biomet Holdings	16,700	1,955
Zoetis, Cl A	190,085	10,133

		511,735

Industrials — 11.4%
3M	127,301	23,722

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acuity Brands (A)	3,700	$ 782
Alaska Air Group	15,990	1,564
Allegion	5,633	409
Altra Industrial Motion	18,495	718
American Airlines Group	2,200	102
Ametek	700	38
Applied Industrial Technologies	15,700	990
Arconic	1,500	43
Argan	10,800	744
Atkore International Group *	28,015	735
Boeing	54,729	9,864
C.H. Robinson Worldwide	2,300	185
Canadian National Railway	104,430	7,286
Canadian Pacific Railway	77,840	11,480
Caterpillar	40,305	3,896
Cintas	12,300	1,451
Continental Building Products *	61,260	1,498
Copart *	104,950	6,207
CSX	31,200	1,515
Cummins	31,000	4,603
Deere	78,350	8,578
Delta Air Lines	4,100	205
Deluxe	16,435	1,209
Dover	3,600	288
Dun & Bradstreet	900	95
Eaton	5,600	403
Echo Global Logistics *	26,064	569
Emerson Electric	116,900	7,026
EnerSys	11,600	890
Equifax	18,700	2,452
Expeditors International of Washington	600	34
Fastenal	2,100	105
FedEx	75,913	14,650
Flowserve	10,200	474
Fluor	2,200	122
Fortive	107,900	6,220
Fortune Brands Home & Security	3,200	185
Generac Holdings *	21,935	856
General Dynamics	17,400	3,303
General Electric	1,133,364	33,786
HD Supply Holdings *	156,086	6,712
Honeywell International	215,099	26,780
Huntington Ingalls Industries	29,900	6,533
Illinois Tool Works	82,354	10,872
Ingersoll-Rand	19,200	1,524
Insperity	9,400	783
Jacobs Engineering Group	12,300	694
JB Hunt Transport Services	700	69
JELD-WEN Holding *	37,240	1,163
Johnson Controls International	400,395	16,793
Kansas City Southern	1,500	133
Kirby *(A)	20,290	1,404

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
L3 Technologies Holdings, Cl 3	13,900	$ 2,340
Lockheed Martin	92,126	24,559
Manpowergroup	21,147	2,052
Masco	39,600	1,338
Nielsen Holdings	215,719	9,569
Norfolk Southern	1,200	145
Northrop Grumman	66,960	16,545
Owens Corning	19,350	1,132
Paccar	1,200	80
Parker Hannifin	3,600	557
Pentair	44,900	2,607
PGT *	101,035	1,015
Pitney Bowes	800	11
Quanta Services *	59,050	2,204
Raytheon	86,979	13,408
Regal-Beloit	19,245	1,433
Republic Services	91,974	5,698
Robert Half International	600	29
Rockwell Automation	41,865	6,326
Rockwell Collins	500	48
Roper Technologies	1,100	230
Ryder System	200	15
Snap-on	3,000	509
Southwest Airlines	35,700	2,063
Spirit AeroSystems Holdings, Cl A	123,442	7,605
Stanley Black & Decker	37,600	4,781
Steelcase, Cl A	29,400	470
Stericycle *	300	25
Textron	2,200	104
Toro	35,099	2,113
TransDigm Group	5,300	1,347
TriMas *	59,745	1,317
Union Pacific	233,230	25,175
United Continental Holdings *	1,000	74
United Parcel Service, Cl B	180,595	19,100
United Rentals *	5,800	743
United Technologies	201,226	22,648
Universal Forest Products	9,000	862
Verisk Analytics, Cl A *	1,200	99
Waste Connections	59,139	5,168
Waste Management	35,800	2,625
Woodward Governor	12,790	901
WW Grainger	200	50
Xylem	46,700	2,247

		424,109

Information Technology — 22.9%
Accenture, Cl A	195,567	23,957
Activision Blizzard	75,000	3,385
Adobe Systems *	48,100	5,692
Akamai Technologies *	600	38
Alliance Data Systems	200	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alphabet, Cl A *	59,246	$ 50,059
Alphabet, Cl C *	72,915	60,024
Amdocs	298,382	18,097
Amphenol, Cl A	34,800	2,409
Analog Devices	1,100	90
Apple	968,610	132,690
Applied Materials	859,132	31,118
Autodesk *	900	78
Automatic Data Processing	7,100	729
Belden	10,055	710
Booz Allen Hamilton Holding, Cl A	51,500	1,842
Bottomline Technologies de *	46,085	1,150
Broadcom, Cl A	11,643	2,456
Broadridge Financial Solutions	26,644	1,847
BroadSoft *(A)	15,575	667
CA	2,900	94
CACI International, Cl A *	2,900	364
Cardtronics *	400	18
CDK Global	36,804	2,445
Ciena *	26,290	692
Cisco Systems	1,812,914	61,965
Citrix Systems *	500	39
Cognizant Technology Solutions, Cl A *	144,700	8,576
Conduent *	173,233	2,787
Corning	77,900	2,151
CSRA	24,300	725
Cypress Semiconductor (A)	90,495	1,201
DST Systems	1,775	212
eBay *	755,429	25,609
Electronic Arts *	88,700	7,673
F5 Networks *	27,000	3,868
Facebook, Cl A *	403,182	54,647
Fidelity National Information Services	74,345	6,116
First Solar *(A)	15,000	543
Fiserv *	3,100	358
FLIR Systems	30,240	1,110
Global Payments	500	40
Harris	30,900	3,396
Hewlett Packard Enterprise	647,162	14,768
HP	321,200	5,579
Intel	812,962	29,429
International Business Machines	39,395	7,084
Intuit	69,000	8,655
j2 Global	12,520	1,019
Juniper Networks	1,500	42
Kla-Tencor	800	72
Lam Research	38,700	4,587
Leidos Holdings	59,413	3,167
Linear Technology	1,000	65
Littelfuse	4,690	757
LogMeIn	2	—
MACOM Technology Solutions Holdings *	23,615	1,088

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MasterCard, Cl A	76,430	$ 8,442
Maxim Integrated Products	102,190	4,527
Microchip Technology (A)	38,200	2,770
Micron Technology *	179,800	4,215
Microsemi *	20,645	1,070
Microsoft	1,017,579	65,105
Motorola Solutions	165,100	13,038
NCR *	22,185	1,066
NetApp	1,100	46
Nvidia	85,400	8,666
Oracle	574,220	24,456
Paychex	6,200	381
PayPal Holdings *	269,936	11,337
Qorvo *	2,000	132
QUALCOMM	296,900	16,769
Red Hat *	51,880	4,296
salesforce.com inc *	4,600	374
Seagate Technology	121,400	5,850
Skyworks Solutions	101,736	9,646
Symantec	124,600	3,560
SYNNEX	3,200	374
TE Connectivity	1,700	127
Teradata *	400	12
Texas Instruments	312,677	23,957
Total System Services	11,100	605
Vantiv, Cl A *	140,345	9,176
VeriSign *(A)	500	41
Versum Materials	48,125	1,459
Visa, Cl A	166,521	14,644
Western Digital	110,493	8,495
Western Union	3,300	65
Xerox	387,421	2,882
Xilinx	2,000	118
Yahoo! *	17,400	794
Yelp, Cl A *	51,085	1,722

		848,245

Materials — 3.1%
AdvanSix *	157,626	4,300
Air Products & Chemicals	700	98
Albemarle	28,300	2,873
Alcoa	8,100	280
Avery Dennison	11,900	961
Ball	5,200	382
CF Industries Holdings	800	25
Chemours	59,100	1,989
Crown Holdings *	164,250	8,802
Dow Chemical	4,000	249
E.I. du Pont de Nemours	80,611	6,331
Eastman Chemical	87,694	7,038
Ecolab	900	112
FMC	9,400	542

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Freeport-McMoRan, Cl B *	470,100	$ 6,299
Graphic Packaging Holding	319,319	4,263
Greif, Cl A	10,000	570
Ingevity *	19,270	1,040
Innospec	17,005	1,110
International Flavors & Fragrances	7,800	981
International Paper	41,000	2,161
LyondellBasell Industries, Cl A	104,100	9,498
Martin Marietta Materials	17,100	3,693
Monsanto	81,247	9,248
Mosaic	1,200	37
Newmont Mining	133,700	4,578
Nucor	93,900	5,875
Owens-Illinois *	107,200	2,123
PPG Industries	139,234	14,262
Praxair	1,000	119
Sealed Air	800	37
Sherwin-Williams	600	185
Steel Dynamics	70,000	2,562
Valvoline (A)	62,255	1,396
Vulcan Materials	55,159	6,653
WestRock	70,200	3,771

		114,443

Real Estate — 1.9%
American Campus Communities ‡	116,175	5,936
American Tower, Cl A ‡	4,000	459
Apartment Investment & Management, Cl A ‡	11,200	521
Apple Hospitality ‡	52,877	1,038
AvalonBay Communities ‡	3,000	551
Boston Properties ‡	600	83
Care Capital Properties ‡	5,611	147
CBRE Group, Cl A *	1,000	36
Colony NorthStar, Cl A	370,949	5,445
CoreCivic ‡	81,900	2,760
Crown Castle International ‡	3,500	327
DCT Industrial Trust ‡	27,055	1,294
Digital Realty Trust ‡(A)	44,600	4,817
Equinix ‡	12,710	4,780
Equity Commonwealth *‡	12,114	379
Equity Residential ‡	30,230	1,907
Essex Property Trust ‡	700	164
Extra Space Storage ‡	17,855	1,414
Federal Realty Investment Trust ‡	2,600	366
Forest City Realty Trust, Cl A ‡	4,900	112
Franklin Street Properties ‡	22,900	284
GEO Group ‡	49,700	2,366
GGP	20,700	515
HCP ‡	1,800	59
Healthcare Realty Trust ‡	42,205	1,349
Host Hotels & Resorts ‡	3,200	58
Iron Mountain ‡	10,100	367

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kilroy Realty ‡	17,475	$ 1,348
Kimco Realty ‡(A)	15,700	381
Lamar Advertising, Cl A ‡	6,630	500
Macerich ‡	500	34
Mid-America Apartment Communities ‡	69,860	7,177
Prologis ‡	128,200	6,545
Public Storage ‡	2,700	614
Quality Care Properties *‡	107,354	2,038
Realty Income ‡	6,800	417
Ryman Hospitality Properties ‡	20,300	1,309
Simon Property Group ‡	24,072	4,439
SL Green Realty ‡	300	34
UDR ‡	45,710	1,668
Ventas ‡	29,100	1,893
VEREIT ‡	297,100	2,695
Vornado Realty Trust ‡	1,300	143
Welltower ‡	6,500	457
Weyerhaeuser ‡	2,900	98
WP Carey ‡	7,500	473

		69,797

Telecommunication Services — 2.3%
AT&T	735,302	30,728
CenturyLink	9,000	218
Frontier Communications (A)	119,800	351
Level 3 Communications *	2,300	132
Verizon Communications	1,052,399	52,231

		83,660

Utilities — 3.4%
AES	473,200	5,451
Alliant Energy	51,600	2,037
Ameren	19,500	1,066
American Electric Power	189,125	12,666
American Water Works	48,800	3,806
Atmos Energy	25,900	2,028
CenterPoint Energy	153,700	4,199
CMS Energy	51,635	2,299
Consolidated Edison	5,200	401
Dominion Resources	18,900	1,467
DTE Energy	95,752	9,707
Duke Energy	110,400	9,114
Edison International	16,500	1,316
Entergy	3,700	284
Eversource Energy	7,300	428
Exelon	49,200	1,806
FirstEnergy	110,900	3,596
Hawaiian Electric Industries	32,007	1,065
MDU Resources Group	42,500	1,152
National Grid	843,210	10,257
NextEra Energy	7,700	1,009
NiSource	156,100	3,732

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy	31,800	$ 527
PG&E	301,094	20,098
Pinnacle West Capital	29,800	2,449
PNM Resources	44,980	1,633
PPL	228,900	8,442
Public Service Enterprise Group	80,300	3,692
SCANA	34,600	2,400
Sempra Energy	8,100	893
Southern	13,700	696
UGI	51,500	2,484
Vectren	20,829	1,174
WEC Energy Group	5,353	323
Xcel Energy	47,517	2,077

		125,774

Total Common Stock (Cost $2,871,530) ($ Thousands)		3,565,237

	Number of Rights

RIGHTS — 0.0%
Safeway - PDC * ‡‡	85,749	4

Safeway CVR - Casa Ley * ‡‡	85,749	87

Total Rights (Cost $—) ($ Thousands)		91

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.515%, 03/16/2017 (C)(D)	$200	200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
0.470% **†(A)(E)	41,797,155	41,799

Total Affiliated Partnership (Cost $41,797) ($ Thousands)		41,799

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Disciplined Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	126,218,764	$ 126,219

Total Cash Equivalent (Cost $126,219) ($ Thousands)		126,219

Total Investments — 100.8% (Cost $3,039,746) ($ Thousands) @		$ 3,733,546

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

S&P 500 Index E-MINI	147	Jun-2017	$795
S&P 500 Index E-MINI	11	Mar-2017	62

			$857

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,702,203 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $40,517 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2017, such securities amounted to $12,027 ($ Thousands), or 0.0 of the net assets of the Fund.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $41,799 ($ Thousands).

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $3,039,746 ($ Thousands), and the unrealized appreciation and depreciation were $714,492 ($ Thousands) and ($20,692) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$3,565,237	$–	$–	$3,565,237
Rights	–	91	–	91
Affiliated Partnership	–	41,799	–	41,799
U.S. Treasury Obligation	–	200	–	200
Cash Equivalent	126,219	–	–	126,219

Total Investments in Securities	$3,691,456	$42,090	$–	$3,733,546

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$857	$—	$—	$857

Total Other Financial Instruments	$857	$—	$—	$857

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income

SEI Liquidity Fund, L.P.	$ 24,483	$ 119,795	$(102,479)	$ 41,799	$ 312
SEI Daily Income Trust, Government Fund, Cl F	—	923,077	(796,858)	126,219	2

Totals	$ 24,483	$ 1,042,872	$(899,337)	$ 168,018	$ 314

Amounts designated as “— ” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 12.2%
Adient *	9,126	$ 613
Advance Auto Parts	7,008	1,097
Amazon.com *	38,289	32,356
AMC Networks, Cl A *	5,485	328
Aramark	23,800	851
AutoNation *	6,732	309
AutoZone *	3,007	2,215
Bed Bath & Beyond	14,915	603
Best Buy	27,647	1,220
BorgWarner (A)	22,064	931
Brinker International (A)	5,283	223
Brunswick	9,400	563
Burlington Stores *(A)	6,900	614
Cabela’s *	4,800	225
Cable One	457	286
CalAtlantic Group	7,300	258
Carmax *(A)	19,660	1,269
Carnival, Cl A	41,100	2,300
Carter’s (A)	5,100	449
CBS, Cl B	36,999	2,439
Charter Communications, Cl A *	19,697	6,363
Chipotle Mexican Grill, Cl A *(A)	2,819	1,180
Choice Hotels International	3,584	217
Cinemark Holdings	11,000	461
Clear Channel Outdoor Holdings, Cl A	700	3
Coach	27,567	1,050
Comcast, Cl A	474,850	17,769
CST Brands	7,148	344
Darden Restaurants (A)	11,922	890
Delphi Automotive	27,100	2,063
Dick’s Sporting Goods	8,758	429
Dillard’s, Cl A (A)	1,900	104
Discovery Communications, Cl A *(A)	14,500	417
Discovery Communications, Cl C *	23,100	648
DISH Network, Cl A *	21,762	1,349
Dollar General	29,100	2,125
Dollar Tree *	23,234	1,782
Domino’s Pizza	5,000	949
DR Horton	33,768	1,081
Dunkin’ Brands Group	9,000	495
Expedia	12,022	1,431
Extended Stay America	5,900	102
Foot Locker	13,469	1,019
Ford Motor	380,584	4,769
GameStop, Cl A	10,100	247
Gap	21,721	539
Garmin (A)	11,200	578
General Motors	137,500	5,065
Gentex	29,264	615
Genuine Parts	14,511	1,389
Goodyear Tire & Rubber	26,852	941

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graham Holdings, Cl B	457	$ 246
Groupon, Cl A *(A)	36,000	152
H&R Block	23,325	480
Hanesbrands (A)	37,172	744
Harley-Davidson	18,103	1,021
Harman International Industries	7,168	800
Hasbro	11,267	1,091
Hilton Grand Vacations *	5,170	155
Hilton Worldwide Holdings *	17,233	986
Home Depot	122,215	17,710
Hyatt Hotels, Cl A *	2,200	113
International Game Technology	8,400	227
Interpublic Group	40,675	980
J.C. Penney *(A)	29,251	185
John Wiley & Sons, Cl A	4,042	211
Kate Spade *	11,900	284
Kohl’s (A)	18,119	772
L Brands	24,157	1,271
Las Vegas Sands	36,593	1,938
Lear	7,500	1,065
Leggett & Platt	13,012	640
Lennar, Cl A	18,030	880
Lennar, Cl B	1,200	47
Liberty Broadband, Cl A *	2,780	234
Liberty Broadband, Cl C *	10,108	869
Liberty Expedia Holdings, Cl A *	5,432	235
Liberty Interactive QVC Group, Cl A *	44,430	839
Liberty SiriusXM Group, Cl A *	8,320	327
Liberty SiriusXM Group, Cl C *	18,640	726
Liberty Ventures, Ser A *	8,149	357
Lions Gate Entertainment, Cl A	4,900	131
Lions Gate Entertainment, Cl B *	10,883	272
Live Nation *	13,600	386
LKQ *	30,500	963
Lowe’s	89,310	6,642
lululemon athletica *(A)	10,000	653
Macy’s	30,330	1,008
Madison Square Garden, Cl A *	1,786	320
Marriott International, Cl A	32,394	2,818
Mattel	34,142	878
McDonald’s	82,580	10,541
MGM Resorts International	46,639	1,226
Michael Kors Holdings *	16,200	591
Michaels *	9,500	191
Mohawk Industries *	6,066	1,373
Murphy USA *	3,588	229
NetFlix *	40,000	5,685
Newell Brands	48,093	2,358
News	10,800	143
News, Cl A	37,846	485
NIKE, Cl B	130,268	7,446
Nordstrom (A)	12,712	593

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norwegian Cruise Line Holdings *	15,600	$ 791
NVR*	354	685
Omnicom Group	24,144	2,055
O’Reilly Automotive *	9,640	2,619
Panera Bread, Cl A *(A)	2,262	522
Penske Auto Group	4,000	201
Polaris Industries (A)	5,900	503
Pool	4,000	459
Priceline Group *	4,932	8,503
PulteGroup	34,945	770
PVH	7,900	724
Ralph Lauren, Cl A	5,780	458
Regal Entertainment Group, Cl A (A)	7,388	159
Ross Stores	40,276	2,762
Royal Caribbean Cruises	16,900	1,624
Sally Beauty Holdings *	14,200	311
Scripps Networks Interactive, Cl A	8,253	667
Service International (A)	19,394	596
ServiceMaster Global Holdings *	13,300	530
Signet Jewelers (A)	7,800	496
Sirius XM Holdings (A)	174,400	888
Six Flags Entertainment	7,500	455
Skechers U.S.A., Cl A *	13,400	344
Staples	64,464	579
Starbucks	139,012	7,906
Target	57,285	3,367
TEGNA	22,559	578
Tempur Sealy International *(A)	5,600	259
Tesla Motors *(A)	12,437	3,109
Thor Industries	4,900	543
Tiffany (A)	10,925	1,004
Time Warner	76,579	7,521
TJX	64,808	5,084
Toll Brothers	15,751	538
Tractor Supply	13,400	950
Tribune Media, Cl A	7,200	248
TripAdvisor*	11,367	471
Tupperware Brands	4,800	290
Twenty-First Century Fox, Cl A	103,985	3,111
Twenty-First Century Fox, Cl B	49,500	1,453
Ulta Salon Cosmetics & Fragrance *	5,952	1,627
Under Armour, Cl A *(A)	18,400	379
Under Armour, Cl C *(A)	18,821	349
Urban Outfitters *	8,820	230
Vail Resorts	3,200	580
VF (A)	33,968	1,782
Viacom, Cl A	1,200	55
Viacom, Cl B	34,869	1,515
Vista Outdoor *	5,672	115
Visteon *	3,300	306
Walt Disney	159,872	17,600
Wendy’s (A)	20,075	280

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whirlpool	7,516	$ 1,342
Williams-Sonoma (A)	9,062	440
Wyndham Worldwide	10,868	905
Wynn Resorts	7,896	759
Yum China Holdings *	30,548	812
Yum! Brands	33,048	2,159

		281,448

Consumer Staples — 8.6%
Altria Group	191,840	14,373
Archer-Daniels-Midland	58,779	2,761
Blue Buffalo Pet Products *	5,600	137
Brown-Forman, Cl A	5,000	249
Brown-Forman, Cl B	19,954	973
Bunge	13,700	1,121
Campbell Soup	18,878	1,120
Casey’s General Stores	3,800	435
Church & Dwight	25,814	1,287
Clorox	12,803	1,752
Coca-Cola	382,340	16,043
Colgate-Palmolive	85,050	6,207
ConAgra Foods	43,386	1,788
Constellation Brands, Cl A	16,931	2,689
Costco Wholesale	42,881	7,598
Coty, Cl A (A)	45,423	853
CVS Health	105,852	8,530
Dr. Pepper Snapple Group	18,400	1,719
Edgewell Personal Care *	6,041	446
Energizer Holdings	6,341	348
Estee Lauder, Cl A	21,508	1,782
Flowers Foods (A)	16,525	318
General Mills	57,592	3,477
Hain Celestial Group *	10,300	364
Herbalife *(A)	7,500	424
Hershey	14,198	1,538
Hormel Foods (A)	26,556	936
Ingredion	7,200	870
JM Smucker	11,511	1,631
Kellogg	24,803	1,837
Kimberly-Clark	35,118	4,655
Kraft Heinz	58,602	5,363
Kroger	90,846	2,889
Lamb Weston Holdings	14,462	567
McCormick	11,393	1,121
Mead Johnson Nutrition, Cl A	18,486	1,623
Molson Coors Brewing, Cl B	17,162	1,723
Mondelez International, Cl A	146,806	6,448
Monster Beverage *	42,087	1,744
Nu Skin Enterprises, Cl A	5,500	273
PepsiCo	141,752	15,647
Philip Morris International	152,068	16,629
Pilgrim’s Pride (A)	5,700	116

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle Foods	11,800	$ 674
Post Holdings *	6,300	516
Procter & Gamble	251,754	22,927
Reynolds American	80,850	4,978
Rite Aid *	104,400	626
Spectrum Brands Holdings (A)	2,500	339
Sprouts Farmers Market *(A)	13,500	249
Sysco	53,648	2,828
TreeHouse Foods *(A)	5,400	459
Tyson Foods, Cl A	28,965	1,812
US Foods Holding *	4,600	127
Walgreens Boots Alliance	84,525	7,301
Wal-Mart Stores	148,379	10,525
WhiteWave Foods, Cl A *	17,422	960
Whole Foods Market (A)	31,704	972

		197,697

Energy — 6.2%
Anadarko Petroleum	53,740	3,474
Antero Resources *	18,400	441
Apache	38,759	2,038
Baker Hughes	43,940	2,649
Cabot Oil & Gas	46,100	1,010
Cheniere Energy *	19,700	947
Chesapeake Energy *(A)	61,266	334
Chevron	184,802	20,790
Cimarex Energy	9,300	1,169
Concho Resources *	14,200	1,881
ConocoPhillips	123,876	5,893
CONSOL Energy (A)	23,244	362
Continental Resources *(A)	9,000	407
Devon Energy	53,413	2,316
Diamond Offshore Drilling *(A)	6,209	105
Diamondback Energy *	7,800	787
Dril-Quip *(A)	3,700	227
Energen *	9,437	495
Ensco, Cl A (A)	30,400	296
EOG Resources	54,790	5,314
EQT	17,266	1,034
Exxon Mobil	410,738	33,401
Frank’s International (A)	4,000	49
Gulfport Energy *	12,100	210
Halliburton	85,036	4,546
Helmerich & Payne (A)	9,750	667
Hess	28,212	1,451
HollyFrontier	16,726	490
Kinder Morgan	187,122	3,988
Kosmos Energy *	17,200	106
Laredo Petroleum *	14,600	202
Marathon Oil	85,676	1,371
Marathon Petroleum	53,776	2,667
Murphy Oil (A)	15,454	437

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nabors Industries	26,800	$ 392
National Oilwell Varco (A)	37,380	1,511
Newfield Exploration *	20,099	733
Noble (A)	21,700	145
Noble Energy	42,124	1,534
Occidental Petroleum	75,954	4,979
Oceaneering International	9,700	275
ONEOK	20,558	1,111
Parsley Energy, Cl A *	16,500	501
Patterson-UTI Energy	13,232	365
PBF Energy, Cl A (A)	9,900	242
Phillips 66	43,988	3,439
Pioneer Natural Resources	15,544	2,891
QEP Resources *	24,346	335
Range Resources	20,614	569
Rice Energy *	10,200	190
Rowan, Cl A *	10,886	197
RPC (A)	5,550	111
Schlumberger	138,355	11,118
SM Energy	8,800	217
Southwestern Energy *	48,976	368
Superior Energy Services	14,700	243
Targa Resources	15,300	864
Tesoro (A)	11,746	1,001
Transocean *(A)	33,900	468
Valero Energy	44,836	3,047
Weatherford International *(A)	88,900	503
Whiting Petroleum *	21,348	232
Williams	70,496	1,998
World Fuel Services	7,000	253
WPX Energy *	34,048	439

		141,825

Financials — 14.6%
Affiliated Managers Group	5,420	910
Aflac	38,156	2,761
AGNC Investment ‡	34,059	669
Alleghany *	1,499	968
Allied World Assurance Holdings	8,900	470
Allstate	35,525	2,919
Ally Financial	45,400	1,021
American Express	79,834	6,392
American Financial Group	7,014	660
American International Group	100,023	6,393
American National Insurance	822	99
Ameriprise Financial	13,580	1,786
AmTrust Financial Services	9,200	212
Annaly Capital Management ‡	100,011	1,110
Aon	24,944	2,885
Arch Capital Group *	11,300	1,069
Arthur J Gallagher	17,304	985
Artisan Partners Asset Management, Cl A	4,200	119

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aspen Insurance Holdings	5,700	$ 319
Associated Banc	14,684	378
Assurant	6,293	623
Assured Guaranty	13,200	543
Axis Capital Holdings	8,800	610
Bank of America	1,011,163	24,956
Bank of Hawaii (A)	4,082	345
Bank of New York Mellon	102,709	4,842
BankUnited	9,600	380
BB&T	79,206	3,819
Berkshire Hathaway, Cl B *	186,200	31,918
BlackRock, Cl A	12,385	4,799
BOK Financial	2,475	204
Brown & Brown	11,124	479
Capital One Financial	46,725	4,386
CBOE Holdings (A)	7,900	617
Charles Schwab	114,085	4,610
Chimera Investment ‡	18,880	363
Chubb	45,591	6,299
Cincinnati Financial	14,786	1,079
CIT Group	20,200	867
Citigroup	272,204	16,281
Citizens Financial Group	54,200	2,025
CME Group, Cl A	32,970	4,005
CNA Financial	3,100	133
Comerica	17,553	1,251
Commerce Bancshares	8,204	484
Credit Acceptance *(A)	800	160
Cullen/Frost Bankers (A)	5,468	506
Discover Financial Services	36,689	2,610
Donnelley Financial Solutions *	2,397	55
E*TRADE Financial *	28,300	977
East West Bancorp	14,400	779
Eaton Vance	11,010	513
Endurance Specialty Holdings	6,500	604
Erie Indemnity, Cl A	2,419	287
Everest Re Group	4,100	964
FactSet Research Systems	3,900	694
Federated Investors, Cl B	9,658	262
Fifth Third Bancorp	78,282	2,148
First American Financial	10,500	410
First Hawaiian	2,400	76
First Horizon National	21,756	434
First Republic Bank	14,400	1,351
FNF Group (A)	26,552	1,018
Franklin Resources	35,749	1,539
Goldman Sachs Group	37,775	9,370
Hanover Insurance Group	4,393	395
Hartford Financial Services Group	40,110	1,961
Huntington Bancshares	106,234	1,502
Interactive Brokers Group, Cl A	5,600	206
Intercontinental Exchange	56,800	3,245

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Invesco	40,600	$ 1,307
JPMorgan Chase	358,534	32,490
KeyCorp	107,551	2,019
Lazard, Cl A	10,000	431
Legg Mason	10,781	407
Leucadia National	33,806	900
Lincoln National	24,188	1,697
Loews	27,836	1,308
LPL Financial Holdings	7,900	312
M&T Bank	15,257	2,547
Markel *	1,350	1,323
MarketAxess Holdings	3,600	703
Marsh & McLennan	50,465	3,708
Mercury General	2,396	140
MetLife	91,309	4,788
MFA Financial ‡	33,700	270
Moody’s	16,927	1,885
Morgan Stanley	142,478	6,507
Morningstar	1,800	144
MSCI, Cl A	9,000	851
Nasdaq	11,400	811
Navient	32,814	506
New York Community Bancorp (A)	46,772	715
Northern Trust	21,205	1,852
Old Republic International	23,390	484
OneMain Holdings, Cl A *	4,700	132
PacWest Bancorp	12,000	661
People’s United Financial (A)	31,534	605
PNC Financial Services Group	49,822	6,339
Popular	10,453	461
Principal Financial Group	27,408	1,714
ProAssurance	5,500	325
Progressive	58,480	2,291
Prudential Financial	43,263	4,782
Raymond James Financial	12,621	992
Regions Financial	129,887	1,983
Reinsurance Group of America, Cl A	6,299	819
RenaissanceRe Holdings	4,200	620
S&P Global	25,256	3,270
Santander Consumer USA Holdings *	11,600	171
SEI †	13,042	657
Signature Bank NY *	5,300	835
SLM *	43,914	527
Starwood Property Trust ‡	23,500	537
State Street	37,479	2,987
SunTrust Banks	50,546	3,007
SVB Financial Group *	5,200	993
Synchrony Financial	79,418	2,878
Synovus Financial	12,096	511
T. Rowe Price Group	24,830	1,768
TCF Financial	15,001	261
TD Ameritrade Holding	25,445	995

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TFS Financial	6,200	$ 105
Thomson Reuters	30,000	1,269
Torchmark	11,687	906
Travelers	27,975	3,420
Two Harbors Investment ‡	31,800	296
Unum Group	23,805	1,162
US Bancorp	158,797	8,734
Validus Holdings	7,926	457
Voya Financial	20,500	845
Wells Fargo	449,666	26,027
Western Alliance Bancorp *	9,200	475
White Mountains Insurance Group	447	419
WR Berkley	9,714	690
XL Group	27,400	1,109
Zions Bancorporation	20,402	916

		336,165

Health Care — 13.1%
Abbott Laboratories	168,037	7,575
AbbVie	158,561	9,805
ABIOMED *	3,900	460
Acadia Healthcare *(A)	7,100	317
ACADIA Pharmaceuticals *(A)	8,900	339
Aetna	33,235	4,279
Agilent Technologies	32,164	1,650
Agios Pharmaceuticals *	700	34
Akorn *	8,700	181
Alere *	8,900	341
Alexion Pharmaceuticals *	22,200	2,914
Align Technology *	7,200	740
Alkermes *	15,000	847
Allergan	32,916	8,058
Allscripts Healthcare Solutions *	16,500	201
Alnylam Pharmaceuticals *(A)	7,600	392
AmerisourceBergen (A)	15,124	1,384
Amgen	74,358	13,126
Anthem	25,631	4,224
AquaBounty Technologies *	90	1
athenahealth *	3,900	460
Baxter International	51,015	2,598
Becton Dickinson	20,078	3,675
Biogen *	21,600	6,234
BioMarin Pharmaceutical *	17,200	1,616
Bio-Rad Laboratories, Cl A *	2,200	428
Bio-Techne	3,441	366
Bioverativ *	10,800	562
Boston Scientific *	129,039	3,168
Bristol-Myers Squibb	163,359	9,264
Brookdale Senior Living, Cl A *	19,000	274
Bruker	9,400	227
C.R. Bard	7,385	1,811
Cardinal Health	33,429	2,720

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celgene *	75,160	$ 9,283
Centene *	16,728	1,179
Cerner *	29,196	1,607
Charles River Laboratories International *	4,443	386
Cigna	24,455	3,641
Cooper	4,704	937
Danaher	59,302	5,073
DaVita HealthCare Partners *	16,585	1,151
DENTSPLY SIRONA	22,766	1,446
DexCom *(A)	8,300	649
Edwards Lifesciences *	21,228	1,996
Eli Lilly	95,961	7,947
Endo International *	20,397	278
Envision Healthcare *	11,679	818
Express Scripts Holding *	61,636	4,355
Gilead Sciences	129,634	9,137
HCA Holdings *	31,400	2,739
Henry Schein *	8,084	1,387
Hill-Rom Holdings	6,524	434
Hologic *	28,200	1,144
Humana	14,175	2,994
IDEXX Laboratories *	9,004	1,305
Illumina *	15,005	2,512
Incyte *	16,300	2,170
Inovalon Holdings, Cl A *(A)	6,100	73
Intercept Pharmaceuticals *(A)	1,700	217
Intrexon *(A)	6,000	134
Intuitive Surgical *	3,857	2,843
Ionis Pharmaceuticals *(A)	12,400	617
Johnson & Johnson	270,609	33,071
Juno Therapeutics *(A)	6,200	149
Laboratory Corp of America Holdings *	10,090	1,435
LifePoint Hospitals *	3,976	255
Mallinckrodt *	10,712	562
McKesson	21,466	3,223
MEDNAX *(A)	9,300	662
Medtronic	137,526	11,127
Merck	272,943	17,979
Mettler Toledo International *	2,636	1,255
Mylan *	45,619	1,909
Neurocrine Biosciences *	8,400	371
OPKO Health *(A)	32,400	272
Patheon *	3,200	101
Patterson	8,683	395
PerkinElmer	11,034	599
Perrigo (A)	13,800	1,032
Pfizer	590,622	20,152
Premier, Cl A *	5,000	157
QIAGEN	22,340	636
Quest Diagnostics	14,044	1,368
Quintiles IMS Holdings *	14,213	1,100
Regeneron Pharmaceuticals *	7,900	2,951

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ResMed (A)	13,782	$ 993
Seattle Genetics *(A)	9,900	650
Stryker	32,804	4,217
Teleflex	4,340	830
Tenet Healthcare *	8,698	168
Thermo Fisher Scientific	38,625	6,090
United Therapeutics *	4,300	635
UnitedHealth Group	91,920	15,202
Universal Health Services, Cl B	8,476	1,065
Varex Imaging *	3,852	134
Varian Medical Systems *	9,630	808
VCA Antech *	7,639	694
Veeva Systems, Cl A *	10,000	437
Vertex Pharmaceuticals *	25,200	2,284
VWR *	7,700	216
Waters *	7,646	1,185
WellCare Health Plans *	4,400	621
West Pharmaceutical Services	7,100	586
Zimmer Biomet Holdings	18,925	2,216
Zoetis, Cl A	46,644	2,487

		301,002

Industrials — 10.2%
3M	57,733	10,759
Acuity Brands (A)	4,300	909
AECOM Technology *	15,216	553
AGCO	6,800	414
Air Lease, Cl A	9,900	385
Alaska Air Group	11,700	1,144
Allegion	9,766	709
Allison Transmission Holdings, Cl A	13,700	493
AMERCO	600	232
American Airlines Group (A)	53,100	2,462
Ametek	22,728	1,227
AO Smith	14,800	745
Arconic	44,367	1,277
Armstrong World Industries *	4,100	189
Avis Budget Group *	8,300	287
B/E Aerospace	10,266	653
Boeing	58,491	10,542
BWX Technologies	9,850	457
C.H. Robinson Worldwide (A)	14,086	1,132
Carlisle	6,366	658
Caterpillar	54,788	5,296
Chicago Bridge & Iron	10,695	359
Cintas	8,857	1,045
Clean Harbors *	5,000	290
Colfax *	10,100	384
Copa Holdings, Cl A (A)	3,000	319
Copart *	9,618	569
Covanta Holding	12,600	204
Crane	4,700	340

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSX	92,196	$ 4,477
Cummins	15,812	2,348
Deere	30,119	3,298
Delta Air Lines	75,100	3,750
Donaldson	13,144	565
Dover	15,557	1,246
Dun & Bradstreet	3,756	396
Eaton	43,716	3,147
Emerson Electric	62,310	3,745
Equifax	11,956	1,568
Expeditors International of Washington	18,148	1,023
Fastenal (A)	28,824	1,442
FedEx	24,444	4,717
Flowserve	13,000	604
Fluor	13,908	770
Fortive	30,001	1,730
Fortune Brands Home & Security	15,320	886
General Dynamics	23,772	4,512
General Electric	905,806	27,002
Genesee & Wyoming, Cl A *	5,700	423
Graco	5,424	492
HD Supply Holdings *	19,800	851
HEICO	1,900	156
HEICO, Cl A	3,800	270
Herc Holdings *	1,980	102
Hertz Global Holdings *	7,440	169
Hexcel	8,800	484
Honeywell International	74,490	9,274
Hubbell, Cl B	5,392	640
Huntington Ingalls Industries	4,537	991
IDEX	7,693	709
Illinois Tool Works	28,480	3,760
Ingersoll-Rand	26,300	2,087
ITT	9,251	379
Jacobs Engineering Group	11,784	665
JB Hunt Transport Services	8,752	859
JetBlue Airways *	32,200	643
Johnson Controls International	88,966	3,731
Kansas City Southern	10,600	939
KAR Auction Services	13,900	623
KBR	13,180	198
Kirby *(A)	5,200	360
L3 Technologies Holdings, Cl 3	7,777	1,309
Landstar System	4,165	362
Lennox International	3,900	642
Lincoln Electric Holdings	5,900	497
Lockheed Martin	25,073	6,684
LSC Communications	2,397	68
Macquarie Infrastructure	7,500	577
Manitowoc Foodservice *	13,500	257
Manpowergroup	7,184	697
Masco	32,779	1,107

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Middleby *	5,700	$ 791
MSC Industrial Direct, Cl A	4,820	485
Nielsen Holdings	36,300	1,610
Nordson	5,800	696
Norfolk Southern	28,333	3,429
Northrop Grumman	16,178	3,997
Old Dominion Freight Line	6,800	624
Orbital ATK	5,936	549
Oshkosh Truck	7,559	513
Owens Corning	11,700	684
Paccar	35,070	2,343
Parker Hannifin	13,704	2,122
Pentair	16,373	951
Pitney Bowes	18,085	247
Quanta Services *	14,100	526
Raytheon	29,068	4,481
Regal-Beloit	4,000	298
Republic Services	23,642	1,465
Robert Half International	12,976	626
Rockwell Automation	13,004	1,965
Rockwell Collins	12,979	1,241
Rollins	8,850	324
Roper Technologies	9,900	2,071
RR Donnelley & Sons	6,392	107
Ryder System	5,606	427
Snap-on	5,691	966
Southwest Airlines	61,220	3,538
Spirit AeroSystems Holdings, Cl A	13,400	826
Spirit Airlines *	7,500	392
Stanley Black & Decker	15,093	1,919
Stericycle *	8,326	690
Terex	10,048	314
Textron	26,622	1,259
Timken	6,769	299
Toro	11,040	665
TransDigm Group	4,993	1,269
TransUnion *	5,000	185
Trinity Industries	14,400	386
Union Pacific	82,532	8,908
United Continental Holdings *	30,100	2,230
United Parcel Service, Cl B	67,241	7,111
United Rentals *	8,700	1,114
United Technologies	75,890	8,541
USG *(A)	8,800	297
Valmont Industries	2,100	330
Verisk Analytics, Cl A *	15,400	1,277
WABCO Holdings *	5,324	598
Wabtec	8,600	689
Waste Management	42,194	3,094
Watsco	2,700	400
WESCO International *	5,000	347
WW Grainger	5,487	1,361

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	17,602	$ 847

		234,688

Information Technology — 20.4%
Accenture, Cl A	62,400	7,644
Activision Blizzard	57,356	2,588
Adobe Systems *	47,902	5,669
Akamai Technologies *	17,318	1,084
Alliance Data Systems	5,712	1,388
Alphabet, Cl A *	28,929	24,443
Alphabet, Cl C *	29,199	24,037
Amdocs	14,900	904
Amphenol, Cl A	30,684	2,124
Analog Devices	30,912	2,533
Ansys *	8,800	939
Apple	540,825	74,088
Applied Materials	105,455	3,820
Arista Networks *(A)	3,900	464
ARRIS International *	18,800	485
Arrow Electronics *	8,789	635
Atlassian, Cl A *	2,700	77
Autodesk *	20,937	1,807
Automatic Data Processing	44,692	4,586
Avnet	12,410	572
Black Knight Financial Services, Cl A *	2,500	96
Booz Allen Hamilton Holding, Cl A	11,300	404
Broadcom, Cl A	36,732	7,748
Broadridge Financial Solutions	11,573	802
Brocade Communications Systems	38,900	479
CA	28,538	921
Cadence Design Systems *	29,863	923
CDK Global	15,497	1,029
CDW	16,000	942
Cisco Systems	494,127	16,889
Citrix Systems *	15,387	1,215
Cognex	7,800	599
Cognizant Technology Solutions, Cl A *	61,076	3,620
CommerceHub *	3,624	59
CommScope Holding *	13,000	495
Computer Sciences	13,864	950
Conduent *	20,239	326
CoreLogic *	9,184	360
Corning	97,258	2,685
CoStar Group *	3,100	630
Cree *	10,722	291
CSRA	16,564	494
Cypress Semiconductor (A)	29,700	394
Dell Technologies, Cl V *	21,912	1,391
Dolby Laboratories, Cl A	5,343	261
DST Systems	3,295	394
eBay *	102,411	3,472
EchoStar, Cl A *	4,932	263

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Electronic Arts *	29,765	$ 2,575
Euronet Worldwide *	4,900	406
F5 Networks *	6,638	951
Facebook, Cl A *	220,900	29,941
Fidelity National Information Services	33,190	2,731
FireEye *(A)	15,800	178
First Data, Cl A *	30,800	496
First Solar *(A)	8,000	289
Fiserv *	22,338	2,578
Fitbit, Cl A *(A)	13,100	81
FleetCor Technologies *	9,100	1,547
FLIR Systems	13,700	503
Fortinet *	14,800	553
Gartner *	8,100	836
Genpact	15,700	381
Global Payments	15,168	1,209
GoDaddy, Cl A *(A)	4,500	166
Guidewire Software *	7,100	388
Harris	12,354	1,358
Hewlett Packard Enterprise	168,470	3,844
HP	173,770	3,018
IAC *	6,632	490
Intel	465,358	16,846
International Business Machines	86,298	15,518
Intuit	23,152	2,904
IPG Photonics *	3,600	426
Jabil Circuit	17,874	456
Jack Henry & Associates	7,900	741
Juniper Networks	37,325	1,045
Keysight Technologies *	17,232	648
Kla-Tencor	15,809	1,425
Lam Research	16,352	1,938
Leidos Holdings	13,173	702
Linear Technology	23,557	1,521
LogMeIn	–	—
Manhattan Associates *	7,000	351
Marvell Technology Group	41,100	641
MasterCard, Cl A	94,500	10,438
Match Group *(A)	3,400	55
Maxim Integrated Products	27,900	1,236
Microchip Technology (A)	21,215	1,538
Micron Technology *	106,016	2,485
Microsoft	746,800	47,780
Motorola Solutions	17,514	1,383
National Instruments	10,704	345
NCR *	12,089	581
NetApp	29,055	1,215
Nuance Communications *	21,700	370
Nvidia	50,756	5,151
ON Semiconductor *	39,300	595
Oracle	294,020	12,522
Palo Alto Networks *	8,800	1,337

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pandora Media *(A)	23,100	$ 286
Paychex	33,007	2,027
PayPal Holdings *	110,811	4,654
PTC *	11,200	604
Qorvo *	12,600	833
QUALCOMM	143,459	8,103
Red Hat *	18,327	1,518
Sabre	20,400	447
salesforce.com inc *	62,652	5,097
ServiceNow *	15,900	1,382
Skyworks Solutions	19,200	1,820
Splunk *	12,900	796
Square, Cl A *	5,900	102
SS&C Technologies Holdings	16,900	592
SunPower, Cl A *(A)	4,100	36
Symantec	61,948	1,770
Synopsys *	15,282	1,092
Tableau Software, Cl A *	5,700	301
Teradata *	13,289	413
Teradyne	20,763	590
Texas Instruments	97,808	7,494
Total System Services	16,691	909
Trimble *	25,828	801
Twilio, Cl A *(A)	1,100	35
Twitter *(A)	62,760	990
Tyler Technologies *	3,200	485
Ultimate Software Group *(A)	2,800	541
Vantiv, Cl A *	15,400	1,007
VeriFone Systems *	10,200	211
VeriSign *(A)	9,685	799
Versum Materials	9,747	295
Visa, Cl A	187,000	16,445
VMware, Cl A *(A)	8,300	746
Western Digital	27,996	2,152
Western Union (A)	49,828	979
WEX *	4,000	445
Workday, Cl A *(A)	11,600	962
Xerox	101,196	753
Xilinx	25,157	1,480
Yahoo! *	83,881	3,830
Yelp, Cl A *	6,900	233
Zebra Technologies, Cl A *	4,825	438
Zillow Group, Cl A *	5,543	186
Zillow Group, Cl C *(A)	10,286	349
Zynga, Cl A *	77,500	205

		469,964

Materials — 3.2%
AdvanSix *	3,035	83
Air Products & Chemicals	19,994	2,809
Albemarle	11,073	1,124
Alcoa	14,788	512

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AptarGroup	6,000	$ 447
Ashland Global Holdings	6,376	769
Avery Dennison	9,010	727
Axalta Coating Systems *	16,200	472
Ball	16,850	1,239
Bemis	9,174	455
Berry Plastics Group *	11,900	599
Cabot	6,173	358
Celanese, Cl A	14,683	1,309
CF Industries Holdings (A)	23,230	730
Compass Minerals International (A)	3,100	235
Crown Holdings *	13,251	710
Domtar	6,100	232
Dow Chemical	112,170	6,984
E.I. du Pont de Nemours	85,792	6,738
Eagle Materials	4,500	467
Eastman Chemical	14,828	1,190
Ecolab	24,808	3,075
FMC	13,320	767
Freeport-McMoRan, Cl B *	134,124	1,797
Graphic Packaging Holding	33,000	441
Huntsman	18,929	428
International Flavors & Fragrances	7,891	992
International Paper	41,955	2,211
LyondellBasell Industries, Cl A	33,200	3,029
Martin Marietta Materials	6,263	1,352
Monsanto	42,750	4,866
Mosaic	34,978	1,091
NewMarket	700	305
Newmont Mining	52,733	1,806
Nucor	32,590	2,039
Owens-Illinois *	16,591	329
Packaging Corp of America	9,299	860
Platform Specialty Products *	16,800	222
PPG Industries	26,646	2,729
Praxair	27,525	3,267
Reliance Steel & Aluminum	7,100	601
Royal Gold	6,700	443
RPM International	13,269	707
Scotts Miracle-Gro, Cl A	4,606	417
Sealed Air	19,868	923
Sherwin-Williams	8,037	2,480
Silgan Holdings	4,304	257
Sonoco Products (A)	10,146	541
Southern Copper (A)	8,268	303
Steel Dynamics	23,700	867
Tahoe Resources	29,300	248
United States Steel	15,883	615
Valspar	7,964	886
Vulcan Materials	13,157	1,587
Westlake Chemical	3,800	241
WestRock	24,745	1,329

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WR Grace	7,200	$ 510

		72,750

Real Estate – 3.7%
Alexandria Real Estate Equities ‡	7,700	919
American Campus Communities ‡	13,000	664
American Homes 4 Rent, Cl A	16,500	392
American Tower, Cl A ‡	41,222	4,732
Apartment Investment & Management, Cl A ‡	15,199	707
Apple Hospitality ‡	16,700	328
AvalonBay Communities ‡	14,041	2,580
Boston Properties ‡	15,284	2,125
Brandywine Realty Trust ‡	15,500	258
Brixmor Property Group ‡	19,200	448
Camden Property Trust ‡	8,547	723
Care Capital Properties ‡	8,823	232
CBRE Group, Cl A *	29,617	1,055
Colony NorthStar, Cl A	54,523	800
Columbia Property Trust ‡	11,800	272
CoreCivic ‡	10,240	345
Corporate Office Properties Trust ‡	9,800	334
Crown Castle International ‡	34,396	3,217
CubeSmart ‡	17,400	474
CyrusOne ‡	6,900	351
DCT Industrial Trust ‡	8,800	421
DDR ‡	30,800	445
Digital Realty Trust ‡(A)	14,600	1,577
Douglas Emmett ‡	14,300	577
Duke Realty ‡	34,209	877
Empire State Realty Trust, Cl A ‡	12,600	275
EPR Properties ‡	6,200	477
Equinix ‡	6,942	2,611
Equity Commonwealth *‡	11,525	360
Equity LifeStyle Properties ‡	7,700	613
Equity One ‡	9,000	285
Equity Residential ‡	35,877	2,263
Essex Property Trust ‡	6,554	1,538
Extra Space Storage ‡	12,100	958
Federal Realty Investment Trust ‡	6,996	985
Forest City Realty Trust, Cl A ‡	22,742	520
Gaming and Leisure Properties ‡	18,491	592
GGP	57,053	1,418
HCP ‡	46,774	1,534
Healthcare Trust of America, Cl A ‡	13,700	441
Highwoods Properties ‡	9,400	493
Hospitality Properties Trust ‡	16,366	520
Host Hotels & Resorts ‡(A)	72,540	1,305
Howard Hughes *	3,673	427
Iron Mountain ‡	25,703	934
Jones Lang LaSalle	4,600	528
Kilroy Realty ‡	9,100	702
Kimco Realty ‡(A)	39,944	969

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamar Advertising, Cl A ‡	8,240	$ 622
Liberty Property Trust ‡	14,606	576
Life Storage ‡	4,500	399
Macerich ‡	14,211	958
Mid-America Apartment Communities ‡	11,050	1,135
National Retail Properties ‡(A)	14,000	633
Omega Healthcare Investors ‡	18,400	601
Outfront Media ‡	12,680	329
Paramount Group ‡	18,400	321
Park Hotels & Resorts	10,340	264
Piedmont Office Realty Trust, Cl A ‡	14,600	335
Prologis ‡	53,318	2,722
Public Storage ‡	14,068	3,200
Quality Care Properties *‡	9,354	178
Rayonier ‡	11,704	335
Realogy Holdings	14,800	410
Realty Income ‡(A)	25,600	1,569
Regency Centers ‡(A)	10,408	732
Retail Properties of America, Cl A ‡	24,300	374
SBA Communications, Cl A *	12,300	1,424
Senior Housing Properties Trust ‡	23,600	484
Simon Property Group ‡	30,281	5,584
SL Green Realty ‡	9,868	1,112
Spirit Realty Capital ‡	47,100	518
STORE Capital ‡	14,800	369
Sun Communities ‡	6,100	505
Tanger Factory Outlet Centers ‡(A)	9,600	325
Taubman Centers	5,800	405
UDR ‡	26,493	967
Uniti Group	12,529	363
Ventas ‡	34,592	2,250
VEREIT ‡	98,000	889
Vornado Realty Trust ‡	17,036	1,872
Weingarten Realty Investors ‡	11,267	400
Welltower ‡	36,583	2,575
Weyerhaeuser ‡	75,846	2,557
WP Carey ‡	10,400	656

		84,549

Telecommunication Services — 2.3%
AT&T	606,251	25,335
CenturyLink (A)	53,254	1,292
Frontier Communications (A)	116,395	341
Level 3 Communications *	29,286	1,677
Sprint *(A)	77,115	679
Telephone & Data Systems	9,880	267
T-Mobile US *	28,800	1,801
US Cellular *	831	31
Verizon Communications	401,076	19,906
Zayo Group Holdings *	16,400	517

		51,846

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.0%
AES	66,924	$ 771
Alliant Energy	22,752	898
Ameren	23,890	1,307
American Electric Power	47,050	3,151
American Water Works	17,600	1,373
Aqua America	18,046	573
Atmos Energy	10,091	790
Avangrid	5,594	245
Calpine *	36,900	432
CenterPoint Energy	43,115	1,178
CMS Energy	27,942	1,244
Consolidated Edison	30,416	2,343
Dominion Resources	60,312	4,683
DTE Energy	18,064	1,831
Duke Energy	67,416	5,565
Edison International	32,379	2,582
Entergy	17,898	1,372
Eversource Energy	31,808	1,866
Exelon	84,676	3,108
FirstEnergy	43,027	1,395
Great Plains Energy	17,471	508
Hawaiian Electric Industries	11,046	368
MDU Resources Group	19,821	537
National Fuel Gas	7,089	427
NextEra Energy	45,073	5,905
NiSource	32,121	768
NRG Energy	30,200	500
OGE Energy	19,936	734
PG&E	47,418	3,165
Pinnacle West Capital	10,892	895
PPL	69,426	2,560
Public Service Enterprise Group	50,452	2,320
SCANA	13,010	902
Sempra Energy	25,523	2,815
Southern	92,103	4,681
UGI	17,225	831
Vectren	8,491	479
WEC Energy Group	31,657	1,908
Westar Energy, Cl A	13,900	750
Xcel Energy	50,681	2,215

		69,975

Total Common Stock (Cost $1,182,283) ($ Thousands)		2,241,909

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Large Cap Index Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.421%, 03/02/2017 (B)(C)	$ 2,365	$ 2,365

Total U.S. Treasury Obligation (Cost $2,365) ($ Thousands)		2,365

	Shares

AFFILIATED PARTNERSHIP — 2.9%
SEI Liquidity Fund, L.P.
0.470% **†(D)	66,744,453	66,745

Total Affiliated Partnership (Cost $66,744) ($ Thousands)		66,745

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	34,471,502	34,472

Total Cash Equivalent (Cost $34,472) ($ Thousands)		34,472

Total Investments — 102.0% (Cost $1,285,864) ($ Thousands) @		$ 2,345,491

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	337	Mar-2017	$1,823
S&P Mid Cap 400 Index E-MINI	24	Mar-2017	116

			$1,939

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,299,107 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $64,233 ($ Thousands).
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $66,745 ($ Thousands).

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,285,864 ($ Thousands), and the unrealized appreciation and depreciation were $1,083,263 ($ Thousands) and $(23,636) ($ Thousands), respectively.

Cl — Class

MSCI — Morgan Stanley Capital International

L.P. — Limited Partnership

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,241,909	$–	$–	$2,241,909
Affiliated Partnership	–	66,745	–	66,745
U.S. Treasury Obligation	–	2,365	–	2,365
Cash Equivalent	34,472	–	–	34,472

Total Investments in Securities	$2,276,381	$69,110	$–	$2,345,491

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$1,939	$—	$—	$1,939

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized (Depreciation)	Value 2/28/2017	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 39,573	$ 37,540	$ (77,113)	$ —	$ —	$ —	$ —
SEI Daily Income Trust, Government Fund, Class A	—	344,937	(310,465)	—	—	34,472	79
SEI Liquidity Fund, L.P.	20,890	99,575	(53,720)	—	—	66,745	236
SEI	604	60	—	—	(7)	657	7

Totals	$ 61,067	$ 482,112	$ (441,298)	$ —	$ (7)	$ 101,874	$ 322

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.4%

Consumer Discretionary — 11.8%
Advance Auto Parts	14,000	$ 2,193
Amazon.com *	74,760	63,175
AutoNation *	12,600	578
AutoZone *	5,445	4,011
Bed Bath & Beyond	29,300	1,184
Best Buy	51,987	2,294
BorgWarner (A)	37,400	1,578
Carmax *(A)	35,900	2,317
Carnival, Cl A	80,000	4,476
CBS, Cl B	74,782	4,930
Charter Communications, Cl A *	41,000	13,245
Chipotle Mexican Grill, Cl A *(A)	5,520	2,311
Coach	52,491	1,999
Comcast, Cl A	903,048	33,792
Darden Restaurants (A)	22,995	1,717
Delphi Automotive	51,700	3,936
Discovery Communications, Cl A *(A)	27,900	802
Discovery Communications, Cl C *	42,500	1,193
Dollar General	48,500	3,541
Dollar Tree *	45,069	3,456
DR Horton	63,591	2,035
Expedia	22,795	2,714
Foot Locker	25,900	1,960
Ford Motor	740,243	9,275
Gap	40,600	1,008
Garmin (A)	22,095	1,140
General Motors	263,087	9,692
Genuine Parts	28,300	2,709
Goodyear Tire & Rubber	48,900	1,714
H&R Block	38,591	793
Hanesbrands (A)	70,900	1,419
Harley-Davidson	33,700	1,900
Harman International Industries	13,095	1,462
Hasbro	21,395	2,073
Home Depot	230,787	33,443
Interpublic Group	75,800	1,827
Kohl’s (A)	32,991	1,406
L Brands	45,700	2,405
Leggett & Platt	24,995	1,229
Lennar, Cl A	36,791	1,795
LKQ *	57,600	1,819
Lowe’s	164,487	12,233
Macy’s	57,200	1,900
Marriott International, Cl A	61,036	5,310
Mattel	63,987	1,646
McDonald’s	157,187	20,065
Michael Kors Holdings *	30,700	1,121
Mohawk Industries *	12,000	2,716
NetFlix *	81,379	11,566
Newell Brands	92,090	4,515
News	23,200	306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	71,083	$ 911
NIKE, Cl B	252,882	14,455
Nordstrom (A)	21,895	1,022
Omnicom Group	45,000	3,829
O’Reilly Automotive *	18,000	4,891
Priceline Group *	9,384	16,179
PulteGroup	55,483	1,223
PVH	14,900	1,365
Ralph Lauren, Cl A	10,695	848
Ross Stores	75,600	5,185
Royal Caribbean Cruises	31,800	3,056
Scripps Networks Interactive, Cl A (A)	18,300	1,478
Signet Jewelers (A)	13,000	827
Staples	125,378	1,127
Starbucks	275,482	15,667
Target	106,591	6,264
TEGNA	40,600	1,041
Tiffany (A)	20,495	1,883
Time Warner	145,887	14,328
TJX	123,591	9,696
Tractor Supply	25,200	1,787
TripAdvisor *	21,895	908
Twenty-First Century Fox, Cl A	200,974	6,013
Twenty-First Century Fox, Cl B	92,500	2,715
Ulta Salon Cosmetics & Fragrance *	11,200	3,062
Under Armour, Cl A *(A)	34,795	717
Under Armour, Cl C *(A)	34,832	646
Urban Outfitters *	16,100	419
VF (A)	62,791	3,293
Viacom, Cl B	66,000	2,868
Walt Disney	277,383	30,537
Whirlpool	14,300	2,554
Wyndham Worldwide	20,600	1,715
Wynn Resorts (A)	14,900	1,433
Yum! Brands	66,500	4,344

		466,210

Consumer Staples — 9.2%
Altria Group	369,383	27,674
Archer-Daniels-Midland	109,691	5,152
Brown-Forman, Cl B (A)	34,892	1,701
Campbell Soup	36,891	2,190
Church & Dwight	48,800	2,432
Clorox	24,500	3,352
Coca-Cola	735,357	30,856
Colgate-Palmolive	168,091	12,267
ConAgra Foods	78,987	3,255
Constellation Brands, Cl A	33,700	5,352
Costco Wholesale	82,700	14,653
Coty, Cl A (A)	87,883	1,650
CVS Health	201,883	16,268
Dr. Pepper Snapple Group	34,600	3,233

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	41,900	$ 3,471
General Mills	112,196	6,773
Hershey	26,300	2,850
Hormel Foods (A)	51,492	1,815
JM Smucker	21,995	3,117
Kellogg	48,200	3,570
Kimberly-Clark	67,896	9,000
Kraft Heinz	113,091	10,349
Kroger	179,182	5,698
McCormick	21,895	2,155
Mead Johnson Nutrition, Cl A	35,200	3,090
Molson Coors Brewing, Cl B	35,195	3,533
Mondelez International, Cl A	292,178	12,832
Monster Beverage *	76,431	3,167
PepsiCo	271,678	29,988
Philip Morris International	293,878	32,136
Procter & Gamble	507,067	46,179
Reynolds American	156,812	9,655
Sysco	94,800	4,998
Tyson Foods, Cl A	54,787	3,427
Walgreens Boots Alliance	161,887	13,984
Wal-Mart Stores	285,083	20,221
Whole Foods Market (A)	60,991	1,871

		363,914

Energy — 6.5%
Anadarko Petroleum	106,095	6,859
Apache	72,400	3,808
Baker Hughes	80,600	4,859
Cabot Oil & Gas	88,687	1,942
Chesapeake Energy *(A)	144,278	786
Chevron	357,678	40,239
Cimarex Energy	18,096	2,275
Concho Resources *	27,900	3,695
ConocoPhillips	234,883	11,173
Devon Energy	99,900	4,332
Enbridge	6,554	274
EOG Resources	109,291	10,600
EQT	32,995	1,976
Exxon Mobil	785,900	63,909
Halliburton	163,991	8,767
Helmerich & Payne (A)	20,295	1,388
Hess	50,300	2,587
Kinder Morgan	364,183	7,761
Marathon Oil	161,100	2,578
Marathon Petroleum	100,692	4,994
Murphy Oil (A)	29,991	848
National Oilwell Varco (A)	71,800	2,902
Newfield Exploration *	37,700	1,375
Noble Energy	80,800	2,942
Occidental Petroleum	144,895	9,498
ONEOK	40,091	2,167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Phillips 66	83,996	$ 6,568
Pioneer Natural Resources	32,196	5,988
Range Resources	36,000	994
Schlumberger	263,466	21,172
Southwestern Energy *	92,600	695
TechnipFMC *	89,300	2,886
Tesoro (A)	21,900	1,866
Transocean *(A)	73,100	1,010
Valero Energy	85,900	5,837
Williams	154,396	4,376

		255,926

Financials — 14.4%
Affiliated Managers Group	10,500	1,763
Aflac	77,791	5,628
Allstate	70,200	5,768
American Express	145,787	11,672
American International Group	184,578	11,798
Ameriprise Financial	29,800	3,919
Aon	49,900	5,771
Arthur J Gallagher	33,300	1,896
Assurant	10,995	1,089
Bank of America	1,914,883	47,259
Bank of New York Mellon	200,587	9,456
BB&T	153,991	7,425
Berkshire Hathaway, Cl B *	359,928	61,699
BlackRock, Cl A	23,096	8,949
Capital One Financial	91,496	8,588
CBOE Holdings	17,300	1,350
Charles Schwab	228,791	9,245
Chubb	88,247	12,193
Cincinnati Financial	28,596	2,086
Citigroup	539,857	32,289
Citizens Financial Group	97,700	3,651
CME Group, Cl A	64,395	7,821
Comerica	32,991	2,352
Discover Financial Services	75,200	5,350
E*TRADE Financial *	52,291	1,805
Fifth Third Bancorp	144,200	3,957
Franklin Resources	65,995	2,840
Goldman Sachs Group	69,991	17,362
Hartford Financial Services Group	71,200	3,481
Huntington Bancshares	206,161	2,915
Intercontinental Exchange	113,100	6,461
Invesco	77,800	2,504
JPMorgan Chase	678,157	61,455
KeyCorp	206,300	3,872
Leucadia National	60,787	1,618
Lincoln National	43,100	3,024
Loews	52,587	2,471
M&T Bank	29,523	4,929
Marsh & McLennan	97,791	7,186

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MetLife	208,387	$10,928
Moody’s	31,400	3,497
Morgan Stanley	272,800	12,459
Nasdaq	21,400	1,522
Navient	57,200	881
Northern Trust	40,596	3,546
People’s United Financial (A)	57,600	1,106
PNC Financial Services Group	92,291	11,742
Principal Financial Group	50,791	3,176
Progressive	110,683	4,337
Prudential Financial	81,600	9,020
Regions Financial	232,000	3,543
S&P Global	49,200	6,370
State Street	68,800	5,484
SunTrust Banks	93,200	5,544
Synchrony Financial	148,921	5,397
T. Rowe Price Group	46,300	3,297
Torchmark	20,646	1,601
Travelers	53,896	6,588
Unum Group	43,891	2,143
US Bancorp	302,383	16,631
Wells Fargo	856,548	49,577
Willis Towers Watson	24,445	3,140
XL Group	51,500	2,085
Zions Bancorporation	38,100	1,711

		570,222

Health Care — 13.7%
Abbott Laboratories	325,648	14,680
AbbVie	307,678	19,027
Aetna	66,595	8,575
Agilent Technologies	61,591	3,160
Alexion Pharmaceuticals *	42,300	5,552
Allergan	70,999	17,382
AmerisourceBergen (A)	31,596	2,891
Amgen	140,891	24,872
Anthem	49,996	8,240
Baxter International	93,329	4,752
Becton Dickinson	40,238	7,366
Biogen *	41,300	11,919
Boston Scientific *	258,400	6,344
Bristol-Myers Squibb	316,383	17,942
C.R. Bard	13,900	3,409
Cardinal Health	60,996	4,963
Celgene *	146,787	18,130
Centene *	32,700	2,305
Cerner *	57,400	3,159
Cigna	48,700	7,251
Cooper	9,300	1,852
Danaher	115,400	9,872
DaVita HealthCare Partners *	30,295	2,103
DENTSPLY SIRONA	43,591	2,769

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edwards Lifesciences *	40,800	$3,837
Eli Lilly	183,891	15,228
Endo International *	38,000	519
Envision Healthcare *	22,502	1,575
Express Scripts Holding *	116,991	8,265
Gilead Sciences	249,378	17,576
HCA Holdings *	55,695	4,859
Henry Schein *	15,300	2,625
Hologic *	53,000	2,151
Humana	28,396	5,999
IDEXX Laboratories *	17,100	2,479
Illumina *	28,000	4,687
Incyte *	33,300	4,432
Intuitive Surgical *	7,300	5,380
Johnson & Johnson	515,670	63,020
Laboratory Corp of America Holdings *	19,600	2,788
Mallinckrodt *	20,396	1,069
McKesson	40,000	6,005
Medtronic	259,961	21,033
Merck	522,370	34,409
Mettler Toledo International *	5,000	2,381
Mylan *	87,296	3,653
Patterson	15,500	705
PerkinElmer	21,100	1,145
Perrigo (A)	27,296	2,041
Pfizer	1,149,835	39,232
Quest Diagnostics	26,400	2,572
Regeneron Pharmaceuticals *	14,400	5,378
Stryker	58,996	7,585
Thermo Fisher Scientific	74,691	11,777
UnitedHealth Group	180,287	29,816
Universal Health Services, Cl B	17,100	2,148
Varian Medical Systems *	17,495	1,468
Vertex Pharmaceuticals *	47,300	4,286
Waters *	15,200	2,356
Zimmer Biomet Holdings	38,195	4,472
Zoetis, Cl A	94,200	5,022

		542,488

Industrials — 9.9%
3M	113,891	21,224
Acuity Brands (A)	8,400	1,775
Alaska Air Group	23,500	2,299
Allegion	17,996	1,306
American Airlines Group (A)	98,791	4,580
Ametek	44,100	2,380
Arconic	83,566	2,406
Boeing	108,691	19,589
C.H. Robinson Worldwide (A)	26,995	2,170
Caterpillar	110,991	10,728
Cintas	16,495	1,947
CSX	177,678	8,628

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins	29,396	$4,365
Deere	54,896	6,011
Delta Air Lines	139,787	6,980
Dover	29,600	2,371
Dun & Bradstreet	7,095	749
Eaton	85,695	6,168
Emerson Electric	121,991	7,332
Equifax	22,795	2,989
Expeditors International of Washington	34,391	1,939
Fastenal (A)	54,891	2,746
FedEx	46,400	8,954
Flowserve	25,100	1,166
Fluor	26,100	1,446
Fortive	57,050	3,289
Fortune Brands Home & Security	28,900	1,671
General Dynamics	54,296	10,306
General Electric	1,676,488	49,976
Honeywell International	144,287	17,964
Illinois Tool Works	59,895	7,907
Ingersoll-Rand	49,296	3,912
Jacobs Engineering Group	22,596	1,275
JB Hunt Transport Services	16,400	1,610
Johnson Controls International	177,746	7,455
Kansas City Southern	20,500	1,817
L3 Technologies Holdings, Cl 3	14,700	2,474
Lockheed Martin	47,656	12,704
Masco	62,600	2,115
Nielsen Holdings	63,900	2,835
Norfolk Southern	55,396	6,705
Northrop Grumman	33,396	8,252
Paccar	66,900	4,470
Parker Hannifin	25,100	3,886
Pentair	31,900	1,852
Quanta Services *	29,000	1,082
Raytheon	55,695	8,585
Republic Services	44,200	2,738
Robert Half International	24,295	1,172
Rockwell Automation	24,196	3,656
Rockwell Collins	24,800	2,371
Roper Technologies	19,300	4,037
Ryder System	9,995	761
Snap-on	11,100	1,883
Southwest Airlines	116,887	6,756
Stanley Black & Decker	28,395	3,610
Stericycle *	16,296	1,351
Textron	51,391	2,431
TransDigm Group *(A)	9,600	2,440
Union Pacific	155,987	16,837
United Continental Holdings *	55,100	4,082
United Parcel Service, Cl B	130,387	13,790
United Rentals *	16,100	2,061
United Technologies	144,891	16,307

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verisk Analytics, Cl A *	29,600	$2,454
Waste Management	77,200	5,660
WW Grainger (A)	10,300	2,554
Xylem	33,600	1,617

		392,958

Information Technology — 20.9%
Accenture, Cl A	117,396	14,381
Activision Blizzard	130,300	5,880
Adobe Systems *	94,295	11,159
Akamai Technologies *	33,196	2,078
Alliance Data Systems	11,000	2,673
Alphabet, Cl A *	56,141	47,435
Alphabet, Cl C *	56,263	46,316
Amphenol, Cl A	58,891	4,076
Analog Devices	58,800	4,817
Apple	1,010,946	138,489
Applied Materials	205,100	7,429
Autodesk *	36,900	3,184
Automatic Data Processing	85,591	8,783
Broadcom, Cl A	75,159	15,853
CA	59,787	1,929
Cisco Systems	950,943	32,503
Citrix Systems *	29,600	2,337
Cognizant Technology Solutions, Cl A	115,095	6,822
Corning	181,370	5,008
CSRA	28,195	841
eBay *	197,283	6,688
Electronic Arts *	57,500	4,974
F5 Networks *	12,200	1,748
Facebook, Cl A *	443,678	60,136
Fidelity National Information Services	62,600	5,150
First Solar *(A)	14,300	517
Fiserv *	41,400	4,778
FLIR Systems	25,500	936
Global Payments	29,282	2,333
Harris	23,700	2,605
Hewlett Packard Enterprise	316,074	7,213
HP	326,174	5,666
Intel	897,752	32,499
International Business Machines	163,951	29,482
Intuit	46,000	5,770
Juniper Networks	72,600	2,033
Kla-Tencor	29,700	2,677
Lam Research	30,895	3,662
Linear Technology	45,696	2,951
LogMeIn *	–	—
MasterCard, Cl A	180,247	19,910
Microchip Technology (A)	40,796	2,959
Micron Technology *	196,900	4,615
Microsoft	1,473,904	94,300
Motorola Solutions	31,588	2,494

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetApp	52,691	$ 2,204
Nvidia	102,183	10,370
Oracle	567,565	24,173
Paychex	61,487	3,777
PayPal Holdings *	212,883	8,941
Qorvo *	24,500	1,619
QUALCOMM	279,478	15,785
Red Hat *	33,900	2,807
salesforce.com *	121,091	9,851
Seagate Technology (A)	55,600	2,679
Skyworks Solutions	35,296	3,346
Symantec	118,600	3,388
TE Connectivity	67,791	5,048
Teradata *	24,700	768
Texas Instruments	189,083	14,488
Total System Services	31,691	1,727
VeriSign *(A)	17,000	1,402
Visa, Cl A	353,770	31,111
Western Digital	54,431	4,185
Western Union (A)	92,578	1,818
Xerox	160,300	1,193
Xilinx	48,000	2,823
Yahoo! *	166,591	7,607

		829,199

Materials — 2.8%
Air Products & Chemicals	41,300	5,802
Albemarle	21,500	2,183
Avery Dennison	17,000	1,372
Ball	33,296	2,448
CF Industries Holdings	44,600	1,401
Dow Chemical	211,983	13,198
Eastman Chemical	27,996	2,247
Ecolab	49,796	6,173
EI du Pont de Nemours	164,487	12,919
FMC	25,100	1,446
Freeport-McMoRan, Cl B *	251,800	3,374
International Flavors & Fragrances (A)	15,200	1,911
International Paper	78,496	4,137
LyondellBasell Industries, Cl A	63,396	5,784
Martin Marietta Materials	12,000	2,591
Monsanto	83,091	9,458
Mosaic	66,791	2,083
Newmont Mining	101,283	3,468
Nucor	60,787	3,804
PPG Industries	50,300	5,152
Praxair	54,200	6,434
Sealed Air	36,100	1,678
Sherwin-Williams	15,400	4,752
Vulcan Materials	25,100	3,027

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WestRock	47,782	$ 2,567

		109,409

Real Estate — 2.8%
American Tower, Cl A ‡	80,700	9,264
Apartment Investment & Management, Cl A ‡	29,500	1,373
AvalonBay Communities ‡	26,200	4,815
Boston Properties ‡	29,300	4,074
CBRE Group, Cl A *	56,191	2,001
Crown Castle International ‡	68,496	6,406
Digital Realty Trust ‡(A)	30,200	3,262
Equinix ‡	13,457	5,061
Equity Residential ‡	69,796	4,402
Essex Property Trust ‡	12,500	2,934
Extra Space Storage ‡	24,000	1,901
Federal Realty Investment Trust ‡	13,800	1,942
GGP	111,000	2,759
HCP ‡	88,900	2,915
Host Hotels & Resorts ‡(A)	140,774	2,533
Iron Mountain ‡	46,001	1,672
Kimco Realty ‡(A)	81,387	1,974
Macerich ‡	23,196	1,563
Mid-America Apartment Communities ‡	21,700	2,229
Prologis ‡	100,800	5,146
Public Storage ‡	28,395	6,459
Realty Income ‡(A)	49,100	3,009
Simon Property Group ‡	59,596	10,989
SL Green Realty ‡	19,100	2,152
UDR ‡	51,000	1,861
Ventas ‡	67,600	4,397
Vornado Realty Trust ‡	32,796	3,603
Welltower ‡	68,300	4,807
Weyerhaeuser ‡	142,645	4,810

		110,313

Telecommunication Services — 2.3%
AT&T	1,163,743	48,633
CenturyLink (A)	103,887	2,520
Frontier Communications (A)	215,165	630
Level 3 Communications *	55,300	3,166
Verizon Communications	772,452	38,337

		93,286

Utilities — 3.1%
AES	123,700	1,425
Alliant Energy	42,700	1,686
Ameren	46,191	2,526
American Electric Power	93,300	6,248
American Water Works	33,900	2,644
CenterPoint Energy	82,083	2,242
CMS Energy	53,391	2,377
Consolidated Edison	58,100	4,476

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dominion Resources	118,900	$ 9,231
DTE Energy	33,800	3,427
Duke Energy	130,691	10,789
Edison International	62,096	4,951
Entergy	33,800	2,591
Eversource Energy	59,800	3,508
Exelon	175,291	6,435
FirstEnergy	81,387	2,639
NextEra Energy	88,600	11,607
NiSource	60,587	1,449
NRG Energy	58,487	969
PG&E	96,000	6,408
Pinnacle West Capital	21,300	1,751
PPL	129,600	4,780
Public Service Enterprise Group	96,500	4,437
SCANA	27,296	1,893
Sempra Energy	47,695	5,260
Southern	185,900	9,447
WEC Energy Group	60,231	3,630
Xcel Energy	96,883	4,235

		123,061

Total Common Stock (Cost $3,239,251) ($ Thousands)		3,856,986

	Face Amount
	(Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.676%, 06/08/2017 (B)(C)	$2,995	2,991
0.410%, 03/02/2017 (B)(C)	1,338	1,338

Total U.S. Treasury Obligations (Cost $4,328) ($ Thousands)		4,329

	Shares

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P.
0.470% **†(D)	82,510,196	82,512

Total Affiliated Partnership (Cost $82,510) ($ Thousands)		82,512

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	80,878,430	$ 80,878

Total Cash Equivalent (Cost $80,878) ($ Thousands)		80,878

Total Investments — 101.6% (Cost $3,406,967) ($ Thousands) @		$ 4,024,705

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	861	Mar-2017	$5,182

			$5,182

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,959,750 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $79,003 ($ Thousands).
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $82,512 ($ Thousands).

At February 28, 2017, the tax basis cost of the Fund’s investments was $3,406,967 ($ Thousands), and the unrealized appreciation and depreciation were $717,749 ($ Thousands) and $(100,010) ($ Thousands), respectively.

Cl — Class

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$3,856,986	$ –	$ –	$ 3,856,986
Affiliated Partnership	82,512	–	–	82,512
U.S. Treasury Obligations	–	4,329	–	4,329
Cash Equivalent	80,878	–	–	80,878

Total Investments in Securities	$4,020,376	$ 4,329	$ –	$ 4,024,705

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

S&P 500 Index Fund (Concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Unrealized Appreciation	$5,182	$ —	$ —	$ 5,182

Total Other Financial Instruments	$5,182	$ —	$ —	$ 5,182

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income

SEI Liquidity Fund, L.P.	$26,532	$ 98,042	$ (42,062)	$ 82,512	$ 125
SEI Daily Income Trust, Government Fund, Cl F	-	479,825	(398,947)	80,878	148

Totals	$26,532	$ 577,867	$ (441,009)	$ 163,390	$ 273

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 13.3%
1-800-Flowers.com, Cl A *	7,300	$ 73
Aaron’s	12,216	333
Abercrombie & Fitch, Cl A	12,300	147
Acushnet Holdings *(A)	4,400	77
Adient *	19,000	1,275
AMC Entertainment Holdings, Cl A	11,994	376
AMC Networks, Cl A *(A)	11,660	697
American Axle & Manufacturing Holdings *	17,298	343
American Eagle Outfitters (A)	32,922	522
American Outdoor Brands *(A)	12,383	241
American Public Education *	2,727	66
America’s Car-Mart *	850	27
Aramark	48,100	1,719
Arctic Cat *	1,535	28
Asbury Automotive Group *	4,098	267
Ascena Retail Group *	33,727	155
Ascent Capital Group, Cl A *	1,754	28
Barnes & Noble	12,727	125
Barnes & Noble Education *	5,894	57
Bassett Furniture Industries	2,700	74
Beazer Homes USA *	7,161	87
Belmond, Cl A *	17,030	221
Big 5 Sporting Goods (A)	4,423	59
Big Lots	9,446	485
Biglari Holdings *	182	78
BJ’s Restaurants *	4,642	169
Bloomin’ Brands	22,850	390
Bob Evans Farms	4,687	266
Bojangles’ *	2,000	42
Boot Barn Holdings *	3,000	31
BorgWarner (A)	–	—
Boyd Gaming *	15,245	300
Bridgepoint Education *	2,679	25
Bright Horizons Family Solutions *	8,735	604
Brinker International (A)	9,782	413
Brunswick	18,783	1,125
Buckle (A)	4,851	96
Buffalo Wild Wings *	4,027	624
Build-A-Bear Workshop, Cl A *	2,700	24
Burlington Stores *(A)	14,000	1,246
Cabela’s *	10,739	503
Cable One	900	563
Caesars Acquisition, Cl A *	11,600	170
Caesars Entertainment *(A)	7,783	74
CalAtlantic Group (A)	15,175	536
Caleres	8,576	256
Callaway Golf	17,606	178
Camping World Holdings, Cl A	3,600	127
Capella Education	2,138	163
Career Education *	10,054	84
Carriage Services, Cl A	2,006	52

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carrols Restaurant Group *	7,900	$ 125
Carter’s (A)	9,970	877
Cato, Cl A	6,296	157
Cavco Industries *	1,831	218
Central European Media Enterprises, Cl A *	7,006	20
Century Communities *	4,200	96
Cheesecake Factory (A)	8,723	533
Chegg *(A)	15,300	121
Chico’s FAS	26,951	390
Children’s Place	3,633	368
Choice Hotels International	6,377	386
Churchill Downs	2,534	381
Chuy’s Holdings *	2,335	67
Cinemark Holdings	20,540	860
Citi Trends	3,097	52
Clear Channel Outdoor Holdings, Cl A	6,796	33
ClubCorp Holdings	14,200	243
Collectors Universe	1,500	35
Columbia Sportswear	5,144	283
Conn’s *(A)	3,909	37
Container Store Group *	1,600	7
Cooper Tire & Rubber (A)	10,632	430
Cooper-Standard Holdings *	3,300	370
Core-Mark Holdings	9,436	307
Cracker Barrel Old Country Store (A)	3,644	587
Crocs *	11,003	73
CSS Industries	2,292	56
CST Brands	14,500	698
Culp	2,861	97
Daily Journal *	100	21
Dana Holdings	29,898	565
Dave & Buster’s Entertainment *	7,400	423
Deckers Outdoor *(A)	6,404	338
Del Frisco’s Restaurant Group *	2,800	44
Del Taco Restaurants *	4,500	56
Delta Apparel *	1,400	24
Denny’s *	14,463	182
Destination XL Group *	4,342	13
DeVry Education Group	12,681	408
Dick’s Sporting Goods	17,335	849
Dillard’s, Cl A (A)	3,862	211
DineEquity	3,272	196
Discovery Communications, Cl A *(A)	–	—
DISH Network, Cl A *	43,619	2,704
Domino’s Pizza	9,958	1,890
Dorman Products *(A)	5,340	417
DSW, Cl A	11,992	252
Duluth Holdings, Cl B *(A)	2,900	61
Dunkin’ Brands Group	18,230	1,003
Eastman Kodak *	2,100	30
El Pollo Loco Holdings *	3,900	49
Eldorado Resorts *	7,500	122

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entercom Communications, Cl A (A)	4,782	$ 75
Entravision Communications, Cl A	14,200	76
Eros International *(A)	5,900	68
Ethan Allen Interiors	5,276	152
Etsy *	20,200	245
EW Scripps, Cl A *	10,496	242
Express *	14,962	168
Extended Stay America	15,600	270
Fiesta Restaurant Group *	6,805	135
Finish Line, Cl A	9,311	152
Five Below *(A)	10,605	409
Flexsteel Industries	1,700	85
Fossil Group *	8,500	161
Fox Factory Holding *	5,000	134
Francesca’s Holdings *	8,224	140
Fred’s, Cl A (A)	6,579	117
FTD *	2,392	58
GameStop, Cl A (A)	20,200	494
Gannett	20,200	176
Garmin (A)	–	—
Genesco *	4,069	237
Gentex	55,990	1,177
Gentherm *	6,548	237
G-III Apparel Group *	8,106	209
Global Eagle Entertainment *	10,300	45
GNC Holdings, Cl A (A)	13,278	110
GoPro, Cl A *(A)	21,400	201
Graham Holdings, Cl B	900	484
Grand Canyon Education *	9,615	590
Gray Television *	12,300	167
Green Brick Partners *	6,200	59
Group 1 Automotive	3,735	290
Groupon, Cl A *(A)	82,841	350
Guess?	11,317	144
Habit Restaurants, Cl A *	1,600	21
Haverty Furniture	4,363	101
Helen of Troy *	5,448	532
Hibbett Sports *(A)	4,012	118
Hilton Grand Vacations *	10,070	301
Hilton Worldwide Holdings *	34,466	1,971
Hooker Furniture	2,700	89
Horizon Global *	6,670	122
Houghton Mifflin Harcourt *	24,200	267
Hovnanian Enterprises, Cl A *(A)	10,715	25
HSN	6,411	242
Hyatt Hotels, Cl A *	6,427	330
Iconix Brand Group *	8,051	62
ILG	22,298	421
IMAX *(A)	11,800	382
Installed Building Products *	5,000	235
International Game Technology	18,500	499
International Speedway, Cl A	5,498	204

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intrawest Resorts Holdings *	3,200	$ 75
iRobot *(A)	5,702	325
Isle of Capri Casinos *	4,779	116
J Alexander’s Holdings *	2,756	26
J.C. Penney *(A)	61,395	389
Jack in the Box	6,221	583
JAKKS Pacific *	427	2
Jamba *	1,407	14
John Wiley & Sons, Cl A	9,072	474
Johnson Outdoors, Cl A	700	25
K12 *	8,088	144
Kate Spade *	27,298	651
KB Home (A)	17,485	310
Kimball International, Cl B	7,025	115
Kirkland’s *	2,028	23
La Quinta Holdings *	19,900	276
Lands’ End *(A)	4,362	81
Las Vegas Sands	73,504	3,892
La-Z-Boy	8,926	241
LCI Industries	4,549	490
Lear	14,871	2,112
LGI Homes *(A)	2,900	84
Libbey	2,785	39
Liberty Braves Group, Cl A *	1,803	40
Liberty Braves Group, Cl C *	6,565	144
Liberty Broadband, Cl A *	5,083	428
Liberty Broadband, Cl C *	21,168	1,819
Liberty Expedia Holdings, Cl A *	11,031	477
Liberty Interactive, Cl A *	88,244	1,666
Liberty Media Group LLC, Cl A *	4,508	136
Liberty Media Group LLC, Cl C *	9,042	278
Liberty SiriusXM Group, Cl A *	18,035	709
Liberty SiriusXM Group, Cl C *	36,470	1,420
Liberty Tripadvisor Holdings, Cl A *	13,392	180
Liberty Ventures, Ser A *	16,547	726
Lifetime Brands	300	4
Lions Gate Entertainment, Cl A	9,154	245
Lions Gate Entertainment, Cl B *	20,374	509
Lithia Motors, Cl A (A)	4,789	458
Live Nation *	25,803	733
Loral Space & Communications *	1,900	78
lululemon athletica *(A)	19,300	1,259
Lumber Liquidators Holdings *(A)	4,126	73
M/I Homes *	6,094	144
Madison Square Garden, Cl A *	3,879	696
Malibu Boats, Cl A *	4,600	95
Marcus	2,761	86
MarineMax *	3,996	90
Marriott Vacations Worldwide (A)	4,374	411
MDC Holdings	8,073	236
MDC Partners, Cl A	8,576	75
Meredith (A)	7,344	460

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meritage Homes *	7,211	$ 256
Metaldyne Performance Group	3,400	79
MGM Resorts International	94,074	2,473
Michaels *	20,300	408
Modine Manufacturing *	7,374	84
Monarch Casino & Resort *	1,100	28
Monro Muffler	5,728	329
Motorcar Parts & Accessories *	3,700	105
Movado Group	2,720	66
MSG Networks *	11,940	260
Murphy USA *	8,000	510
Nathan’s Famous *	900	56
National CineMedia	15,007	193
Nautilus *	6,200	100
New Media Investment	8,900	137
New York Times, Cl A	22,982	331
Nexstar Media Group, Cl A	8,245	568
Noodles, Cl A *	700	3
Norwegian Cruise Line Holdings *	31,669	1,606
Nutrisystem	6,359	296
NVR *	770	1,490
Office Depot	118,347	493
Ollie’s Bargain Outlet Holdings *	5,400	169
Overstock.com *	5,000	92
Oxford Industries	2,854	160
Panera Bread, Cl A *(A)	4,620	1,066
Papa John’s International (A)	5,042	398
Party City Holdco *(A)	3,900	56
Penn National Gaming *	16,554	240
Penske Auto Group (A)	7,388	372
Perry Ellis International *	2,439	57
PetMed Express (A)	3,796	80
Pier 1 Imports	18,189	122
Pinnacle Entertainment *	10,760	187
Planet Fitness, Cl A (A)	4,600	99
Polaris Industries (A)	11,907	1,015
Pool	7,870	903
Popeyes Louisiana Kitchen *	4,639	367
Potbelly *	5,900	77
Reading International, Cl A *	3,800	61
Red Robin Gourmet Burgers *	2,967	135
Red Rock Resorts, Cl A	5,400	119
Regal Entertainment Group, Cl A (A)	16,205	350
Regis *	6,527	80
Rent-A-Center, Cl A (A)	9,840	85
RH *(A)	7,211	219
Ruby Tuesday *	9,879	19
Ruth’s Hospitality Group	7,672	129
Saga Communications, Cl A	593	30
Sally Beauty Holdings *	29,191	638
Scholastic	5,667	255
Scientific Games, Cl A *	8,962	185

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sears Holdings *(A)	2,026	$ 16
SeaWorld Entertainment †	15,400	297
Select Comfort *	9,009	212
Sequential Brands Group *(A)	10,040	39
Service International (A)	37,389	1,149
ServiceMaster Global Holdings *	27,000	1,075
Shake Shack, Cl A *(A)	2,800	100
Shoe Carnival	2,076	53
Shutterfly *	6,425	292
Sinclair Broadcast Group, Cl A	12,711	507
Sirius XM Holdings (A)	353,979	1,802
Six Flags Entertainment	13,958	846
Skechers U.S.A., Cl A *	27,646	710
Sonic	9,133	231
Sonic Automotive, Cl A	5,064	110
Sotheby’s *	9,561	431
Spartan Motors	6,500	43
Speedway Motorsports	1,635	35
Sportsman’s Warehouse Holdings *	5,400	26
Stage Stores (A)	3,854	9
Standard Motor Products	3,966	190
Stein Mart	4,791	17
Steven Madden *	13,301	497
Stoneridge *	3,730	63
Strattec Security	400	12
Strayer Education	1,817	141
Sturm Ruger (A)	3,542	177
Superior Industries International	5,323	119
Superior Uniform Group	2,000	37
Tailored Brands	10,068	233
Taylor Morrison Home, Cl A *	10,100	203
Tempur Sealy International *(A)	10,623	491
Tenneco	11,263	724
Tesla Motors *(A)	25,058	6,264
Texas Roadhouse, Cl A (A)	13,266	561
Thor Industries	9,590	1,063
Tile Shop Holdings	7,600	134
Tilly’s, Cl A	843	9
Time	19,600	344
Toll Brothers	30,639	1,046
TopBuild *	8,000	336
Tower International	4,800	133
TRI Pointe Homes *	27,473	328
Tribune Media, Cl A	15,600	538
tronc (A)	4,100	60
Tuesday Morning *	6,886	25
Tupperware Brands	9,624	581
Unifi *	2,480	68
Universal Electronics *	2,487	171
Vail Resorts	7,712	1,397
Vera Bradley *	2,470	26
Vince Holding *	1,977	3

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vista Outdoor *	12,288	$ 249
Visteon *	6,765	627
Vitamin Shoppe *	5,384	115
Wayfair, Cl A *(A)	5,600	212
Weight Watchers International *(A)	5,774	83
Wendy’s (A)	42,675	595
West Marine	537	5
Weyco Group	263	7
William Lyon Homes, Cl A *(A)	5,900	109
Williams-Sonoma (A)	17,637	857
Wingstop (A)	2,500	66
Winmark	395	45
Winnebago Industries	5,835	193
Wolverine World Wide	19,596	493
World Wrestling Entertainment, Cl A (A)	7,434	156
Yum China Holdings *	69,600	1,851
Zagg *	7,200	44
Zoe’s Kitchen *(A)	3,000	54
Zumiez *	3,903	80

		118,578

Consumer Staples — 3.3%
AdvancePierre Foods Holdings	5,000	145
Alico	143	4
Alliance One International *	466	7
Amplify Snack Brands *(A)	4,900	49
Andersons	5,399	214
Avon Products *	83,800	369
B&G Foods, Cl A	12,611	536
Blue Buffalo Pet Products *(A)	13,500	330
Boston Beer, Cl A *(A)	1,783	283
Bunge	27,443	2,246
Calavo Growers	3,226	182
Cal-Maine Foods (A)	7,128	271
Casey’s General Stores	7,759	889
Central Garden & Pet *	2,600	88
Central Garden and Pet, Cl A *	7,929	253
Chefs’ Warehouse *	3,921	55
Coca-Cola Bottling	889	153
Craft Brew Alliance *	1,600	24
Darling International *	33,257	433
Dean Foods	18,050	329
Edgewell Personal Care *	12,245	904
elf Beauty *(A)	3,300	91
Energizer Holdings	12,145	666
Farmer Brothers *	900	29
Flowers Foods (A)	33,208	640
Fresh Del Monte Produce (A)	6,581	381
Freshpet *(A)	3,400	34
Hain Celestial Group *	20,260	717
Herbalife *(A)	14,672	829
HRG Group *	25,778	474

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingles Markets, Cl A	2,245	$ 105
Ingredion	14,165	1,712
Inter Parfums	3,806	132
Inventure Foods *	900	5
J&J Snack Foods	3,064	410
John B Sanfilippo & Son	1,519	93
Lamb Weston Holdings	29,900	1,172
Lancaster Colony	3,629	478
Landec *	4,693	59
Lifevantage *	2,700	15
Limoneira	1,295	24
Medifast	1,564	70
MGP Ingredients (A)	2,300	102
National Beverage (A)	2,352	137
Natural Grocers by Vitamin Cottage *	1,085	13
Natural Health Trends (A)	2,100	58
Nature’s Sunshine Products	437	5
Nu Skin Enterprises, Cl A	11,605	575
Nutraceutical International	2,062	69
Oil-Dri Corp of America	210	7
Omega Protein	3,866	98
Orchids Paper Products (A)	800	23
Performance Food Group *	6,700	158
Pilgrim’s Pride (A)	11,607	237
Pinnacle Foods	22,800	1,303
Post Holdings *	12,669	1,037
PriceSmart	3,923	347
Primo Water *	4,100	59
Revlon, Cl A *	2,920	98
Rite Aid *	201,827	1,211
Sanderson Farms	4,041	384
Seaboard	57	207
Seneca Foods, Cl A *	2,462	92
Smart & Final Stores *(A)	3,500	49
Snyder’s-Lance	16,153	639
SpartanNash	7,336	256
Spectrum Brands Holdings (A)	4,739	643
Sprouts Farmers Market *(A)	26,000	480
SUPERVALU *	52,216	197
Tootsie Roll Industries (A)	3,118	122
TreeHouse Foods *(A)	10,809	920
United Natural Foods *	9,698	417
Universal	4,145	281
US Foods Holding *	9,100	251
USANA Health Sciences *	1,632	95
Vector Group (A)	18,394	419
Village Super Market, Cl A	1,962	58
WD-40 (A)	2,686	295
Weis Markets	1,704	102
WhiteWave Foods, Cl A *	34,552	1,903

		29,247

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 4.1%
Abraxas Petroleum *	16,494	$ 35
Adams Resources & Energy	300	12
Alon USA Energy	9,996	122
Antero Resources *	35,600	854
Approach Resources *(A)	–	—
Archrock	14,083	192
Ardmore Shipping (A)	2,100	14
Atwood Oceanics (A)	16,640	175
Bill Barrett *	19,564	108
Bristow Group	5,303	83
California Resources *(A)	5,600	100
Callon Petroleum *	37,885	478
CARBO Ceramics *	2,350	30
Carrizo Oil & Gas *	13,509	440
Cheniere Energy *	39,965	1,920
Clayton Williams Energy *(A)	1,516	205
Clean Energy Fuels *	20,388	50
Cobalt International Energy *	61,015	43
CONSOL Energy (A)	45,200	704
Contango Oil & Gas *	2,535	19
Continental Resources *(A)	17,196	777
CVR Energy (A)	1,897	43
Dawson Geophysical *	6,900	53
Delek US Holdings	12,509	301
Denbury Resources *(A)	73,000	198
DHT Holdings (A)	14,000	65
Diamond Offshore Drilling *(A)	12,200	205
Diamondback Energy *	17,875	1,803
Dorian LPG *(A)	6,000	57
Dril-Quip *(A)	7,387	453
Eclipse Resources *	3,800	8
Energen *	19,689	1,034
Ensco, Cl A (A)	57,300	558
EP Energy, Cl A *(A)	3,800	18
Era Group *	2,093	29
Evolution Petroleum	4,027	35
EXCO Resources *	19,913	11
Exterran *	7,541	230
Extraction Oil & Gas *(A)	7,300	129
Fairmount Santrol Holdings *	21,300	202
Forum Energy Technologies *(A)	12,705	276
Frank’s International (A)	5,300	65
Frontline (A)	20,320	140
GasLog (A)	8,650	134
Gener8 Maritime *	7,800	38
Geospace Technologies *	1,598	26
Golar LNG (A)	20,602	563
Green Plains Renewable Energy	7,690	193
Gulfport Energy *	32,381	561
Helix Energy Solutions Group *	29,969	248
HollyFrontier	32,254	944

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hornbeck Offshore Services *(A)	4,612	$ 21
Independence Contract Drilling *	10,200	61
International Seaways *	2,966	56
Jones Energy, Cl A *(A)	15,900	51
Keane Group *(A)	–	—
Kosmos Energy *	33,075	203
Laredo Petroleum *(A)	29,589	409
Mammoth Energy Services *	2,721	59
Matador Resources *(A)	19,000	457
Matrix Service *	4,781	77
McDermott International *	48,370	356
Nabors Industries	54,300	795
Natural Gas Services Group *	3,844	100
Navios Maritime Acquisition	9,600	18
Newpark Resources *	18,020	139
Noble (A)	44,100	295
Nordic American Tankers (A)	16,977	135
Northern Oil And Gas *(A)	7,039	21
Oasis Petroleum *	45,697	647
Oceaneering International	18,946	537
Oil States International *	9,399	346
Overseas Shipholding Group, Cl A	8,900	45
Pacific Ethanol *	2,400	19
Panhandle Oil and Gas, Cl A	1,682	33
Par Petroleum *(A)	4,286	63
Parker Drilling *	16,551	31
Parsley Energy, Cl A *	37,100	1,127
Patterson-UTI Energy	34,222	945
PBF Energy, Cl A (A)	22,477	550
PDC Energy *	11,093	750
PHI *	1,443	21
Pioneer Energy Services *	9,836	52
QEP Resources *	47,300	651
Range Resources	6,862	190
Renewable Energy Group *	10,800	96
REX American Resources *	800	67
Rice Energy *	32,500	606
RigNet *	1,441	25
Ring Energy *	10,100	125
Rowan, Cl A *(A)	25,800	467
RPC (A)	10,999	220
RSP Permian *	20,100	794
Sanchez Energy *(A)	12,530	144
Scorpio Tankers (A)	31,743	122
SEACOR Holdings *	3,374	232
Seadrill *(A)	66,300	116
SemGroup, Cl A	13,044	458
Ship Finance International (A)	11,476	169
SM Energy	19,113	471
Smart Sand *	4,700	81
Superior Energy Services (A)	29,060	479
Synergy Resources *(A)	38,062	311

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Targa Resources	36,159	$ 2,043
Teekay (A)	7,454	73
Teekay Tankers, Cl A	18,023	42
Tesco	11,269	94
TETRA Technologies *	16,405	74
Tidewater (A)	6,246	8
Transocean *(A)	–	—
Unit *	9,995	271
US Silica Holdings	14,626	740
W&T Offshore *	3,238	8
Weatherford International *(A)	193,100	1,093
Western Refining	15,699	573
Westmoreland Coal *	2,400	35
Whiting Petroleum *	39,660	430
World Fuel Services	13,841	501
WPX Energy *	77,200	996

		36,205

Financials — 17.6%
1st Source	3,958	185
Access National (A)	1,600	44
ACNB	900	26
AGNC Investment ‡	66,021	1,296
Alleghany *	2,967	1,916
Allegiance Bancshares *	3,400	125
Allied World Assurance Holdings	17,512	925
Ally Financial	87,500	1,968
Altisource Residential, Cl B ‡	11,300	152
Ambac Financial Group *	8,400	186
American Equity Investment Life Holding	17,778	478
American Financial Group	13,553	1,275
American National Bankshares	1,206	44
American National Insurance	1,331	160
Ameris Bancorp	6,752	326
AMERISAFE	3,933	253
Ames National	1,097	35
AmTrust Financial Services	17,918	412
Annaly Capital Management ‡	207,515	2,303
Anworth Mortgage Asset ‡	20,368	111
Apollo Commercial Real Estate Finance ‡	16,619	306
Arch Capital Group *	22,736	2,150
Ares Commercial Real Estate ‡	4,800	65
Argo Group International Holdings	5,427	363
Arlington Asset Investment, Cl A (A)	3,412	50
ARMOUR Residential REIT ‡(A)	7,624	171
Arrow Financial	2,123	74
Artisan Partners Asset Management, Cl A	8,800	250
Aspen Insurance Holdings	11,795	661
Associated Banc	29,786	767
Associated Capital Group	822	31
Assured Guaranty	25,887	1,064
Astoria Financial	20,565	380

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlantic Capital Bancshares *	4,300	$ 77
Atlas Financial Holdings *	2,600	35
Axis Capital Holdings	18,168	1,259
Baldwin & Lyons, Cl B	1,481	35
Banc of California (A)	8,100	158
BancFirst	1,825	174
Banco Latinoamericano de Comercio Exterior (A)	5,312	149
Bancorp *	4,504	23
Bancorpsouth	16,982	526
Bank Mutual	9,599	93
Bank of Hawaii (A)	8,224	695
Bank of Marin Bancorp	907	62
Bank of NT Butterfield & Son	2,400	78
Bank of the Ozarks (A)	17,670	967
BankFinancial	6,097	91
BankUnited	19,196	761
Bankwell Financial Group	300	10
Banner	6,251	363
Bar Harbor Bankshares	1,900	81
Bear State Financial	3,600	34
Beneficial Bancorp	12,788	208
Berkshire Hills Bancorp	6,050	214
BGC Partners, Cl A	42,836	483
Blue Hills Bancorp	4,700	86
BNC Bancorp	7,600	273
BofI Holding *(A)	11,936	376
BOK Financial	4,993	412
Boston Private Financial Holdings	17,215	296
Bridge Bancorp	3,412	122
Brookline Bancorp	14,374	228
Brown & Brown	23,176	999
Bryn Mawr Bank	4,322	177
BSB Bancorp *	1,200	33
Camden National	3,058	130
Capital Bank Financial, Cl A	5,318	217
Capital City Bank Group	800	16
Capitol Federal Financial	26,187	395
Capstead Mortgage ‡	18,718	198
Cardinal Financial	7,541	236
Carolina Financial	2,000	60
Cascade Bancorp *	5,915	49
Cathay General Bancorp	14,115	554
CBOE Holdings (A)	–	—
CenterState Banks	9,585	237
Central Pacific Financial	6,910	218
Central Valley Community Bancorp	1,500	31
Century Bancorp, Cl A	100	6
Charter Financial	2,200	43
Chemical Financial	12,549	669
Chimera Investment ‡	36,165	696
CIT Group	39,137	1,679

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citizens, Cl A *(A)	7,833	$ 71
Citizens & Northern	1,840	43
City Holding	3,385	222
Clifton Bancorp	3,100	50
CNA Financial	5,975	256
CNB Financial	2,048	49
CNO Financial Group	34,625	724
CoBiz Financial	5,671	97
Codorus Valley Bancorp	1,680	44
Cohen & Steers	3,936	148
Columbia Banking System	11,809	471
Commerce Bancshares	16,943	1,000
Community Bank System	9,302	553
Community Trust Bancorp	3,393	156
ConnectOne Bancorp	6,383	160
Cowen Group, Cl A *(A)	3,630	52
Crawford, Cl B	3,520	38
Credit Acceptance *(A)	1,712	343
CU Bancorp *	3,900	153
Cullen/Frost Bankers (A)	10,605	981
Customers Bancorp *	6,670	229
CVB Financial	21,879	520
CYS Investments ‡	29,962	240
Diamond Hill Investment Group	554	111
Dime Community Bancshares	5,583	120
Donnelley Financial Solutions *	4,957	115
Dynex Capital ‡	6,593	45
Eagle Bancorp *	5,706	355
East West Bancorp	28,366	1,535
Eaton Vance	21,825	1,018
eHealth *	1,874	21
EMC Insurance Group	1,050	29
Employers Holdings	7,474	281
Encore Capital Group *(A)	5,075	169
Endurance Specialty Holdings	12,651	1,176
Enova International *	3,366	48
Enstar Group *	2,251	436
Enterprise Bancorp	1,148	38
Enterprise Financial Services	4,749	209
Equity Bancshares, Cl A *	1,600	52
Erie Indemnity, Cl A	4,787	568
Essent Group *	14,700	512
EverBank Financial	19,024	370
Evercore Partners, Cl A	7,376	587
Everest Re Group	8,544	2,009
Ezcorp, Cl A *	7,457	66
FactSet Research Systems	7,886	1,403
Farmers Capital Bank	1,300	51
Farmers National Banc	4,900	68
FB Financial *	2,600	83
FBL Financial Group, Cl A	1,682	115
FCB Financial Holdings, Cl A *	5,600	272

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Agricultural Mortgage, Cl C	1,988	$ 114
Federated Investors, Cl B (A)	17,970	488
Federated National Holding	1,300	26
Fidelity & Guaranty Life (A)	2,700	72
Fidelity Southern	3,513	83
Financial Engines (A)	11,664	517
Financial Institutions	3,243	111
First American Financial	21,072	823
First Bancorp	7,397	212
First BanCorp *	30,316	193
First Busey	7,436	230
First Business Financial Services	1,000	25
First Citizens BancShares, Cl A	1,491	531
First Commonwealth Financial	20,601	287
First Community Bancshares	4,442	120
First Community Financial Partners *	900	12
First Connecticut Bancorp	3,625	88
First Defiance Financial	2,292	113
First Financial	1,612	75
First Financial Bancorp	11,549	321
First Financial Bankshares (A)	12,556	552
First Foundation *	8,000	131
First Hawaiian	5,600	177
First Horizon National	45,900	915
First Internet Bancorp	1,100	34
First Interstate Bancsystem, Cl A	4,412	193
First Merchants	8,633	346
First Mid-Illinois Bancshares	2,100	69
First Midwest Bancorp	14,942	365
First NBC Bank Holding *	2,500	11
First Northwest Bancorp *	3,500	54
First of Long Island	4,995	137
First Republic Bank	31,143	2,922
FirstCash	9,320	413
Flagstar Bancorp *	4,600	131
Flushing Financial	4,470	125
FNB (Pennsylvania)	41,701	649
FNF Group (A)	52,158	1,999
FNFV Group *	15,962	199
Franklin Financial Network *	2,800	110
Fulton Financial	33,712	645
Gain Capital Holdings	5,300	42
GAMCO Investors, Cl A	822	25
Genworth Financial, Cl A *	98,400	402
German American Bancorp	3,444	163
Glacier Bancorp	14,880	549
Global Indemnity *	1,002	40
Great Ajax	2,900	38
Great Southern Bancorp	2,499	125
Great Western Bancorp	11,700	500
Green Bancorp *	4,100	70
Green Dot, Cl A *	8,955	262

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Greenhill	5,871	$ 174
Greenlight Capital Re, Cl A *	6,409	143
Guaranty Bancorp	4,005	99
Hancock Holding	17,414	826
Hanmi Financial	5,678	190
Hannon Armstrong Sustainable Infrastructure Capital ‡	11,000	218
Hanover Insurance Group	8,117	731
HarborOne Bancorp *	4,300	85
HCI Group	2,615	129
Heartland Financial USA	4,975	247
Heritage Commerce	3,100	44
Heritage Financial	7,571	189
Heritage Insurance Holdings	3,800	56
Heritage Oaks Bancorp	8,000	110
Hilltop Holdings	13,838	393
Hingham Institution for Savings	300	56
Home Bancorp	1,200	43
Home BancShares	23,992	675
HomeStreet *	4,372	119
HomeTrust Bancshares *	4,102	98
Hope Bancorp	25,295	541
Horace Mann Educators	7,614	319
Horizon Bancorp	3,750	97
Houlihan Lokey, Cl A (A)	3,400	107
IBERIABANK	8,684	736
Impac Mortgage Holdings *(A)	4,500	63
Independent Bank	7,602	376
Independent Bank Group	2,100	133
Infinity Property & Casualty	2,414	228
Interactive Brokers Group, Cl A	12,527	460
International Bancshares	11,250	428
International FCStone *	3,268	123
Invesco Mortgage Capital ‡	22,471	349
Investment Technology Group	6,017	120
Investors Bancorp	59,043	864
Investors Title	100	14
James River Group Holdings	2,700	116
Janus Capital Group	29,412	372
KCG Holdings, Cl A *	9,853	136
Kearny Financial	19,637	301
Kemper	7,836	333
Kinsale Capital Group	2,100	62
Ladder Capital, Cl A	9,288	134
Ladenburg Thalmann Financial Services *(A)	12,600	28
Lakeland Bancorp	8,293	163
Lakeland Financial	4,957	225
Lazard, Cl A	25,231	1,086
LCNB	2,500	55
LegacyTexas Financial Group	8,610	367
Legg Mason	21,100	796
LendingClub *(A)	61,500	328

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LendingTree *	1,500	$ 178
Live Oak Bancshares (A)	6,000	138
LPL Financial Holdings	17,362	687
Macatawa Bank	5,200	53
Maiden Holdings	15,823	244
MainSource Financial Group	4,890	168
Markel *	2,713	2,658
MarketAxess Holdings	7,252	1,416
Marlin Business Services	322	8
MB Financial	15,126	681
MBIA *	30,182	311
MBT Financial	1,400	15
Mercantile Bank	2,257	75
Merchants Bancshares	807	42
Mercury General (A)	5,578	327
Meridian Bancorp	11,227	214
Meta Financial Group	2,100	180
MFA Financial ‡	70,297	564
MGIC Investment *	66,018	703
Middleburg Financial	1,939	69
MidWestOne Financial Group	2,369	86
Moelis, Cl A	4,000	147
Morningstar	4,120	331
Mortgage Investment Trust ‡	7,588	136
MSCI, Cl A	18,069	1,709
MTGE Investment ‡	7,965	132
MutualFirst Financial	700	22
National Bank Holdings, Cl A	4,600	152
National Bankshares (A)	1,036	39
National Commerce *	1,700	64
National General Holdings	10,300	251
National Western Life Group, Cl A	510	162
Nationstar Mortgage Holdings *(A)	6,046	110
Navigators Group	4,166	229
NBT Bancorp	9,108	368
Nelnet, Cl A	4,531	203
New Residential Investments ‡	61,750	1,042
New York Community Bancorp (A)	93,339	1,426
New York Mortgage Trust ‡(A)	28,238	179
NewStar Financial	3,393	34
Nicolet Bankshares *	2,000	98
NMI Holdings, Cl A *	13,600	151
Northfield Bancorp (A)	6,705	126
Northrim BanCorp	1,300	38
Northwest Bancshares	18,499	336
OceanFirst Financial	5,588	163
Ocwen Financial *	20,161	89
OFG Bancorp	11,825	153
Old Line Bancshares	3,200	90
Old National Bancorp	26,794	492
Old Republic International	48,144	997
Old Second Bancorp	9,000	99

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OM Asset Management	9,900	$ 148
On Deck Capital *(A)	11,400	61
OneBeacon Insurance Group, Cl A	4,135	68
OneMain Holdings, Cl A *	10,500	294
Oppenheimer Holdings, Cl A	2,164	36
Opus Bank	3,100	67
Orchid Island Capital, Cl A ‡(A)	6,800	67
Oritani Financial	7,124	123
Orrstown Financial Services	100	2
Owens Realty Mortgage ‡	2,000	33
Pacific Continental	5,765	145
Pacific Premier Bancorp *	5,100	204
PacWest Bancorp	23,442	1,292
Park National	2,405	258
Park Sterling	13,570	161
Peapack Gladstone Financial	2,654	83
Penns Woods Bancorp	652	31
PennyMac Financial Services, Cl A *	1,100	20
PennyMac Mortgage Investment Trust ‡	14,063	237
Peoples Bancorp	4,510	147
Peoples Financial Services	900	37
People’s Utah Bancorp	2,500	67
PHH *	9,932	125
PICO Holdings *	2,621	36
Pinnacle Financial Partners	9,925	689
Piper Jaffray	3,377	239
PJT Partners	3,200	118
Popular	20,356	897
PRA Group *(A)	9,058	370
Preferred Bank	1,937	109
Premier Financial Bancorp	500	9
Primerica (A)	9,429	761
PrivateBancorp, Cl A	15,519	878
ProAssurance	10,325	610
Prospect Capital (A)	–	—
Prosperity Bancshares	13,269	989
Provident Financial Services	11,979	318
QCR Holdings	3,300	143
Radian Group	41,848	779
Raymond James Financial	25,581	2,010
Redwood Trust ‡	16,405	269
Regional Management *	2,800	59
Reinsurance Group of America, Cl A	13,016	1,693
RenaissanceRe Holdings	8,706	1,285
Renasant	9,560	392
Republic Bancorp, Cl A	1,298	45
Republic First Bancorp *	9,800	78
Resource Capital ‡	7,276	61
RLI	7,382	431
S&T Bancorp	7,532	268
Safeguard Scientifics *	3,396	43
Safety Insurance Group	2,931	208

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sandy Spring Bancorp	4,647	$ 200
Santander Consumer USA Holdings *	23,900	353
Seacoast Banking Corporation of Florida *	7,698	179
SEI †	25,419	1,280
Selective Insurance Group	11,484	509
ServisFirst Bancshares	9,400	391
Shore Bancshares	3,000	52
SI Financial Group	711	10
Sierra Bancorp	2,978	85
Signature Bank NY *	10,370	1,633
Simmons First National, Cl A	5,418	312
SLM *	88,400	1,060
South State	5,686	509
Southern First Bancshares *	400	13
Southern Missouri Bancorp	600	21
Southern National Bancorp of Virginia	800	14
Southside Bancshares	6,011	212
Southwest Bancorp	3,479	93
Starwood Property Trust ‡	50,780	1,161
State Auto Financial	4,690	126
State Bank Financial	6,384	173
State National	5,800	81
Sterling Bancorp	26,734	662
Stewart Information Services	4,241	188
Stifel Financial *	12,882	695
Stock Yards Bancorp	4,702	208
Stonegate Bank	2,800	130
Suffolk Bancorp	2,000	85
Summit Financial Group (A)	1,700	41
Sun Bancorp	2,132	55
SVB Financial Group *	10,282	1,963
Synovus Financial	24,792	1,047
TCF Financial	31,339	545
TD Ameritrade Holding	50,773	1,985
Territorial Bancorp	773	25
Texas Capital Bancshares *	10,323	920
TFS Financial	12,343	210
Third Point Reinsurance *	11,800	146
Thomson Reuters	59,585	2,520
Tiptree Financial	9,700	62
Tompkins Financial	2,905	261
Towne Bank	11,580	377
TriCo Bancshares	4,809	175
TriState Capital Holdings *	6,200	146
Triumph Bancorp *	4,500	121
Trupanion *(A)	3,600	56
TrustCo Bank NY	22,326	186
Trustmark (A)	13,139	434
Two Harbors Investment ‡	67,540	628
UMB Financial	8,845	697
Umpqua Holdings	43,731	823
Union Bankshares	9,142	334

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Bankshares (A)	13,183	$ 590
United Community Banks	13,574	392
United Community Financial	6,700	58
United Financial Bancorp	11,373	203
United Fire Group	4,071	172
United Insurance Holdings	1,900	32
Universal Insurance Holdings (A)	8,100	218
Univest Corp of Pennsylvania	4,715	131
Validus Holdings	15,026	866
Valley National Bancorp	46,670	577
Veritex Holdings *	3,800	109
Virtu Financial, Cl A	6,100	106
Virtus Investment Partners (A)	800	88
Voya Financial	40,600	1,674
Waddell & Reed Financial, Cl A	16,402	316
Walker & Dunlop *	6,023	245
Walter Investment Management *	4,636	16
Washington Federal	18,236	617
Washington Trust Bancorp	3,770	204
WashingtonFirst Bankshares	1,680	46
Waterstone Financial	4,000	74
Webster Financial	18,151	997
WesBanco	8,388	339
West Bancorporation	1,985	44
Westamerica Bancorporation (A)	4,755	275
Western Alliance Bancorp *	19,461	1,005
Western Asset Mortgage Capital ‡	6,644	69
Western New England Bancorp	5,000	50
Westwood Holdings Group	1,828	104
White Mountains Insurance Group	855	801
Wins Finance Holdings *(A)	300	84
Wintrust Financial	10,149	748
WisdomTree Investments (A)	19,675	179
WMIH *	36,200	49
World Acceptance *(A)	976	51
WR Berkley	18,924	1,344
WSFS Financial	5,829	266
Xenith Bankshares *	730	19
Yadkin Financial	9,300	312

		156,485

Health Care — 10.0%
AAC Holdings *	1,600	15
Abaxis	4,493	224
ABIOMED *	7,812	922
Acadia Healthcare *(A)	14,187	634
ACADIA Pharmaceuticals *(A)	18,500	705
Accelerate Diagnostics *(A)	4,900	125
Acceleron Pharma *	4,900	131
Accuray *(A)	14,863	77
Aceto	4,717	72
Achillion Pharmaceuticals *	23,198	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aclaris Therapeutics *	1,900	$ 59
Acorda Therapeutics *	10,242	271
Adamas Pharmaceuticals *(A)	3,000	55
Addus HomeCare *	2,200	71
Adeptus Health, Cl A *	2,200	15
Aduro Biotech *(A)	7,800	88
Advaxis *(A)	4,700	41
Adverum Biotechnologies *	1,300	3
Aerie Pharmaceuticals *	5,700	270
Agenus *	16,000	68
Agios Pharmaceuticals *(A)	6,400	310
Aimmune Therapeutics *(A)	6,400	130
Air Methods *(A)	7,077	268
Akebia Therapeutics *	4,100	41
Akorn *(A)	18,427	383
Albany Molecular Research *(A)	3,800	57
Alder Biopharmaceuticals *(A)	8,400	192
Alere *	16,721	640
Align Technology *	14,313	1,471
Alkermes *	30,053	1,698
Allscripts Healthcare Solutions *	40,453	493
Almost Family *	3,109	154
Alnylam Pharmaceuticals *(A)	14,289	738
AMAG Pharmaceuticals *	6,003	135
Amedisys *	5,671	273
American Renal Associates Holdings *(A)	1,700	38
AmerisourceBergen (A)	–	—
Amicus Therapeutics *(A)	29,200	190
AMN Healthcare Services *(A)	8,709	358
Amphastar Pharmaceuticals *	7,300	113
Analogic	2,420	199
Anavex Life Sciences *(A)	14,800	85
AngioDynamics *	7,370	120
ANI Pharmaceuticals *	2,100	124
Anika Therapeutics *	3,070	144
Anthera Pharmaceuticals *(A)	9,700	7
Applied Genetic Technologies *	2,500	19
Aptevo Therapeutics *	2,492	5
AquaBounty Technologies *(A)	171	2
Aratana Therapeutics *(A)	6,400	42
Ardelyx *	4,600	63
Arena Pharmaceuticals *	39,753	63
Array BioPharma *	31,360	361
Arrowhead Pharmaceuticals *(A)	11,600	26
Atara Biotherapeutics *	3,400	53
athenahealth *(A)	7,692	907
Athersys *	15,300	18
AtriCure *(A)	6,020	110
Atrion	230	112
Avexis *(A)	1,600	98
AxoGen *	6,100	64
Axovant Sciences *(A)	7,100	90

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bellicum Pharmaceuticals *(A)	6,500	$ 80
BioCryst Pharmaceuticals *	13,600	85
BioMarin Pharmaceutical *	33,846	3,179
Bio-Rad Laboratories, Cl A *	4,353	847
BioScrip *(A)	21,711	33
BioSpecifics Technologies *	1,400	74
Bio-Techne	7,725	821
BioTelemetry *	5,500	140
BioTime *(A)	19,600	64
Bioverativ *	21,600	1,125
Bluebird Bio *(A)	8,000	701
Blueprint Medicines *(A)	4,500	158
Brookdale Senior Living, Cl A *	36,909	531
Bruker	20,632	498
Cambrex *	6,360	358
Cantel Medical	7,577	622
Capital Senior Living *	5,312	89
Cara Therapeutics *(A)	4,500	72
Cardiovascular Systems *	6,125	174
Castlight Health, Cl B *	2,800	10
Catalent *	19,400	557
Celldex Therapeutics *(A)	15,756	56
Cellular Biomedicine Group *(A)	2,500	32
Cempra *	8,500	29
Cerus *(A)	15,197	64
Charles River Laboratories International *	9,206	801
Chemed (A)	3,245	579
ChemoCentryx *	2,000	13
Chimerix *	7,900	45
Civitas Solutions *	3,000	55
Clearside Biomedical *	3,600	28
Clovis Oncology *	7,866	455
Codexis *	15,000	62
Coherus Biosciences *	8,700	205
Collegium Pharmaceutical *(A)	2,700	36
Community Health Systems *	21,729	212
Computer Programs & Systems (A)	1,702	46
Concert Pharmaceuticals *	3,900	36
ConforMIS *(A)	9,200	46
CONMED	5,108	213
Corcept Therapeutics *	13,100	118
CorVel *	1,434	58
Cotiviti Holdings *(A)	3,600	135
Cross Country Healthcare *	5,079	79
CryoLife	5,045	81
Curis *	28,500	66
Cutera *	4,700	96
Cynosure, Cl A *	4,339	286
Cytokinetics *	8,500	90
CytomX Therapeutics *	4,000	50
CytRx *	6,500	3
Depomed *	11,355	186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dermira *	4,600	$ 155
DexCom *(A)	16,124	1,260
Diplomat Pharmacy *(A)	7,900	107
Durect *	31,600	33
Dynavax Technologies *(A)	5,889	27
Eagle Pharmaceuticals *(A)	2,200	169
Edge Therapeutics *	4,300	42
Editas Medicine *	2,000	50
Egalet *(A)	4,500	22
Emergent Biosolutions *	6,884	216
Enanta Pharmaceuticals *	3,300	95
Endocyte *	4,870	10
Endologix *(A)	15,995	106
Ensign Group	10,436	197
Entellus Medical *	2,300	32
Envision Healthcare *	358	25
Enzo Biochem *	10,000	65
Epizyme *	9,700	138
Esperion Therapeutics *(A)	2,500	65
Evolent Health, Cl A *(A)	2,200	43
Exact Sciences *(A)	20,654	444
Exactech *	1,239	30
Exelixis *	46,500	1,001
FibroGen *	9,800	245
Five Prime Therapeutics *	5,300	243
Flexion Therapeutics *	3,700	74
Fluidigm *	4,553	30
Foundation Medicine *(A)	2,952	73
Galena Biopharma *(A)	2,710	2
Genesis Healthcare, Cl A *	2,900	9
GenMark Diagnostics *	5,900	67
Genomic Health *	2,897	87
Geron *(A)	23,970	52
Glaukos *	4,200	191
Global Blood Therapeutics *	3,201	89
Globus Medical, Cl A *(A)	14,300	398
Haemonetics *	9,847	368
Halozyme Therapeutics *(A)	21,658	278
Halyard Health *	9,200	359
HealthEquity *(A)	8,900	389
HealthSouth	17,041	721
HealthStream *	5,964	146
Heron Therapeutics *(A)	11,400	163
Heska *	1,700	158
Hill-Rom Holdings	12,701	844
HMS Holdings *	17,331	323
Horizon Pharma *	34,200	549
ICU Medical *	3,127	470
Idera Pharmaceuticals *	7,600	14
Ignyta *	5,200	46
Immune Design *	3,200	16
ImmunoGen *(A)	15,452	53

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Immunomedics *(A)	26,657	$ 133
Impax Laboratories *	13,488	192
INC Research Holdings, Cl A *	7,800	340
Infinity Pharmaceuticals *	6,394	18
Innoviva *(A)	17,709	205
Inogen *	3,000	206
Inotek Pharmaceuticals *	3,500	6
Inovalon Holdings, Cl A *(A)	10,600	127
Inovio Pharmaceuticals *(A)	16,000	113
Insmed *	11,100	177
Insulet *	11,221	489
Insys Therapeutics *(A)	3,800	48
Integer Holdings *	5,730	207
Integra LifeSciences Holdings *	12,904	552
Intercept Pharmaceuticals *(A)	3,276	418
Intersect ENT *	4,900	67
Intra-Cellular Therapies, Cl A *	7,100	93
Intrexon *(A)	11,400	254
Invacare	6,889	83
Invitae *(A)	4,500	46
InVivo Therapeutics Holdings *	4,100	17
Ionis Pharmaceuticals *(A)	23,894	1,189
iRhythm Technologies *	2,600	100
Ironwood Pharmaceuticals, Cl A *(A)	25,154	425
Juno Therapeutics *(A)	11,600	279
K2M Group Holdings *	4,900	98
Karyopharm Therapeutics *	5,000	52
Keryx Biopharmaceuticals *(A)	17,594	88
Kindred Healthcare	14,973	135
Kite Pharma *(A)	7,700	545
La Jolla Pharmaceutical *	3,000	101
Landauer	2,073	108
Lannett *(A)	5,200	114
LeMaitre Vascular	4,100	91
Lexicon Pharmaceuticals *(A)	9,305	149
LHC Group *	3,884	187
LifePoint Hospitals *	7,596	487
Ligand Pharmaceuticals *(A)	3,728	390
Lion Biotechnologies *	7,000	54
Loxo Oncology *(A)	4,200	187
Luminex	8,555	159
MacroGenics *	5,400	114
Magellan Health Services *	4,540	314
MannKind *(A)	34,843	18
Masimo *	8,593	776
Medicines *(A)	13,257	695
MediciNova *(A)	5,900	38
Medidata Solutions *	10,594	592
MEDNAX *(A)	18,056	1,285
Medpace Holdings *	2,400	69
Meridian Bioscience	7,741	99
Merit Medical Systems *	9,975	307

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merrimack Pharmaceuticals *(A)	23,500	$ 72
MiMedx Group *(A)	24,700	212
Minerva Neurosciences *	3,700	32
Mirati Therapeutics *	2,400	13
Molina Healthcare *(A)	8,436	409
Momenta Pharmaceuticals *	11,154	172
MyoKardia *	2,200	27
Myriad Genetics *(A)	12,426	241
NanoString Technologies *	3,500	66
NantKwest *(A)	4,700	22
Natera *	7,200	69
National Healthcare	2,094	156
National Research, Cl A	312	6
Natus Medical *	5,958	221
Nektar Therapeutics, Cl A *	31,095	407
Neogen *	7,380	479
NeoGenomics *(A)	13,300	107
Neurocrine Biosciences *	17,100	755
Nevro *(A)	4,800	461
NewLink Genetics *(A)	3,916	62
Nobilis Health *	15,000	33
Novavax *(A)	49,853	75
Novocure *(A)	9,000	68
NuVasive *	9,678	724
NxStage Medical *	13,347	381
Ocular Therapeutix *	1,700	14
Omeros *(A)	11,800	144
Omnicell *	6,412	244
OncoMed Pharmaceuticals *	5,600	57
Ophthotech *	5,400	19
OPKO Health *(A)	61,984	520
OraSure Technologies *	14,539	163
Organovo Holdings *(A)	16,500	51
Orthofix International *	3,940	141
Osiris Therapeutics *(A)	4,100	24
Otonomy *	4,600	68
OvaScience *	2,500	4
Owens & Minor (A)	12,639	456
Oxford Immunotec Global *	5,400	73
Pacific Biosciences of California *(A)	15,900	80
Pacira Pharmaceuticals *(A)	8,145	356
Paratek Pharmaceuticals *	3,300	49
PAREXEL International *	10,246	663
Patheon *	7,100	224
PDL BioPharma	31,600	68
Penumbra *	4,800	369
Perrigo (A)	–	—
Pfenex *	4,300	31
PharmAthene	9,700	9
PharMerica *	6,850	169
Phibro Animal Health, Cl A	3,700	103
Portola Pharmaceuticals, Cl A *	10,000	347

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PRA Health Sciences *	5,200	$ 307
Premier, Cl A *	8,800	277
Prestige Brands Holdings *	10,079	571
Progenics Pharmaceuticals *(A)	11,596	130
Protagonist Therapeutics *	2,600	36
Prothena *(A)	7,600	446
Providence Service *	2,458	100
PTC Therapeutics *	5,200	71
Puma Biotechnology *	4,900	180
QIAGEN	43,283	1,232
Quality Systems *	11,815	180
Quidel *	5,012	105
Quintiles IMS Holdings *	27,897	2,159
Quorum Health *	8,332	71
Ra Pharmaceuticals *	3,600	75
Radius Health *(A)	5,800	244
RadNet *	3,900	23
Reata Pharmaceuticals, Cl A *(A)	1,600	41
REGENXBIO *	4,100	75
Regulus Therapeutics *	3,400	4
Repligen *	6,722	212
ResMed (A)	27,699	1,995
Retrophin *	7,400	157
Revance Therapeutics *(A)	2,600	55
Rigel Pharmaceuticals *	17,759	44
Rockwell Medical *(A)	10,000	59
RTI Surgical *	6,918	26
Sage Therapeutics *(A)	6,300	425
Sangamo BioSciences *(A)	11,070	50
Sarepta Therapeutics *(A)	10,900	339
SciClone Pharmaceuticals *	11,601	115
Seattle Genetics *†(A)	19,000	1,247
Select Medical Holdings *	24,265	349
Seres Therapeutics *(A)	3,300	32
Sorrento Therapeutics *(A)	4,400	23
Spark Therapeutics *(A)	3,800	242
Spectranetics *(A)	8,424	234
Spectrum Pharmaceuticals *	16,579	106
STAAR Surgical *	5,378	54
Stemline Therapeutics *	900	6
STERIS (A)	–	—
Sucampo Pharmaceuticals, Cl A *(A)	5,500	65
Supernus Pharmaceuticals *	10,200	262
Surgery Partners *	3,500	79
Surgical Care Affiliates *	4,800	272
Surmodics *	2,444	60
Synergy Pharmaceuticals *(A)	41,915	243
Tandem Diabetes Care *	1,500	4
Teladoc *(A)	4,000	88
Teleflex	8,602	1,645
Teligent *	6,200	44
Tenet Healthcare *	14,900	288

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TESARO *(A)	5,600	$ 1,055
Tetraphase Pharmaceuticals *	5,400	28
TG Therapeutics *(A)	7,600	43
TherapeuticsMD *(A)	30,100	189
Theravance Biopharma *(A)	7,945	243
Tivity Health *	6,021	174
TransEnterix *	13,500	18
Trevena *	10,400	42
Triple-S Management, Cl B *	5,566	104
Trovagene *(A)	9,900	19
Ultragenyx Pharmaceutical *(A)	8,200	698
United Therapeutics *	8,764	1,295
Universal American *	7,316	73
US Physical Therapy	2,926	221
Utah Medical Products	1,200	74
Vanda Pharmaceuticals *	9,100	130
Varex Imaging *	7,500	261
VCA Antech *	15,483	1,407
Veeva Systems, Cl A *	18,600	813
Veracyte *(A)	–	—
Versartis *	5,400	118
Vital Therapies *	4,300	20
Vocera Communications *	6,142	127
Voyager Therapeutics *	2,400	31
VWR *	14,500	407
WaVe Life Sciences *(A)	2,100	63
WellCare Health Plans *	8,766	1,238
West Pharmaceutical Services	14,230	1,174
Wright Medical Group *(A)	20,678	577
XBiotech *(A)	4,800	65
Xencor *	7,400	184
Zafgen *	3,500	14
Zeltiq Aesthetics *	6,800	376
ZIOPHARM Oncology *(A)	30,346	193
Zogenix *(A)	5,700	59

		89,033

Industrials — 12.9%
AAON	9,150	308
AAR	5,729	197
ABM Industries	12,055	492
Acacia Research *	8,749	51
ACCO Brands *	23,129	310
Actuant, Cl A	11,042	293
Acuity Brands (A)	–	—
Advanced Disposal Services *	4,400	96
Advanced Drainage Systems (A)	6,500	143
Advisory Board *	8,484	382
AECOM Technology *	30,248	1,100
Aegion, Cl A *	7,603	173
Aerojet Rocketdyne Holdings *	12,579	244
Aerovironment *	3,825	103

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGCO	13,923	$ 848
Air Lease, Cl A	19,431	756
Air Transport Services Group *	10,936	186
Aircastle (A)	8,557	206
Alamo Group	2,135	160
Albany International, Cl A	5,898	267
Allegiant Travel, Cl A	2,450	427
Allison Transmission Holdings, Cl A	28,176	1,014
Altra Industrial Motion	5,589	217
AMERCO	1,300	502
Ameresco, Cl A *	779	4
American Airlines Group (A)	–	—
American Railcar Industries (A)	1,277	57
American Woodmark *	2,484	215
AO Smith	28,716	1,446
Apogee Enterprises (A)	5,411	309
Applied Industrial Technologies	7,261	458
Aqua Metals *(A)	5,100	87
ARC Document Solutions *	4,300	17
ArcBest	6,190	182
Argan	2,979	205
Armstrong Flooring *	6,267	134
Armstrong World Industries *	8,677	399
Astec Industries	4,063	257
Astronics *	3,274	110
Astronics, Cl B *	1,656	57
Atkore International Group *	3,600	94
Atlas Air Worldwide Holdings *	4,769	271
Avis Budget Group *	15,360	531
AZZ	4,696	275
B/E Aerospace	20,330	1,293
Babcock & Wilcox Enterprises *	8,162	135
Barnes Group	9,852	494
Barrett Business Services	1,634	105
Beacon Roofing Supply *	12,070	548
BMC Stock Holdings *	10,900	229
Brady, Cl A	9,427	361
Briggs & Stratton	10,349	221
Brink’s	9,606	513
Builders FirstSource *	14,970	194
BWX Technologies	18,624	865
C.H. Robinson Worldwide (A)	–	—
Caesarstone *(A)	4,600	154
CAI International *	1,272	20
Carlisle	12,277	1,268
Casella Waste Systems, Cl A *	11,391	133
CBIZ *	11,445	152
CEB	6,461	501
Ceco Environmental	5,647	64
Celadon Group (A)	3,375	27
Chart Industries *	6,872	245
Chicago Bridge & Iron (A)	20,392	685

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CIRCOR International	3,715	$ 231
Clean Harbors *	10,376	601
Colfax *	18,889	719
Columbus McKinnon	5,465	141
Comfort Systems USA	6,991	267
Continental Building Products *	6,600	161
Copa Holdings, Cl A	6,628	706
Copart *	19,450	1,150
Costamare (A)	5,100	31
Covanta Holding (A)	25,958	421
Covenant Transportation Group, Cl A *	3,300	66
CRA International	2,105	75
Crane	9,729	703
CSW Industrials *	2,600	96
Cubic	4,689	246
Curtiss-Wright	8,778	859
Deluxe	9,454	696
DigitalGlobe *	13,732	435
DMC Global	3,900	58
Donaldson	25,246	1,084
Douglas Dynamics	4,222	141
Ducommun *	3,500	108
DXP Enterprises *	4,162	146
Dycom Industries *(A)	5,907	485
Echo Global Logistics *	4,586	100
EMCOR Group	11,987	737
Encore Wire	4,403	209
Energous *(A)	3,000	46
Energy Recovery *(A)	10,200	86
EnerNOC *	4,160	23
EnerSys	8,683	666
Engility Holdings *	3,410	107
Ennis	3,488	57
EnPro Industries	4,668	305
ESCO Technologies	5,477	297
Essendant	7,137	114
Esterline Technologies *	5,790	515
ExOne *	1,900	19
Exponent	4,786	275
Federal Signal	11,947	178
Forward Air	6,318	313
Franklin Covey *	404	7
Franklin Electric	8,781	368
FreightCar America	1,733	24
FTI Consulting *	8,168	329
FuelCell Energy *	2,863	4
G&K Services, Cl A	4,039	382
GATX (A)	8,852	514
Generac Holdings *	12,845	501
General Cable	8,737	146
Genesee & Wyoming, Cl A *	12,574	932
Gibraltar Industries *	6,160	255

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Brass & Copper Holdings	5,100	$ 172
GMS *	1,400	42
Gorman-Rupp	4,077	127
GP Strategies *	2,500	62
Graco	11,035	1,002
Graham	796	17
Granite Construction	7,811	414
Great Lakes Dredge & Dock *	9,180	40
Greenbrier (A)	5,123	215
Griffon	7,637	192
H&E Equipment Services	5,625	148
Harsco *	15,128	213
Hawaiian Holdings *	9,880	481
HC2 Holdings *	11,000	60
HD Supply Holdings *	39,600	1,703
Healthcare Services Group	13,439	556
Heartland Express	9,772	203
HEICO	3,981	327
HEICO, Cl A	7,700	546
Heidrick & Struggles International	2,952	72
Herc Holdings *	4,367	226
Heritage-Crystal Clean *	1,200	18
Herman Miller	11,043	329
Hertz Global Holdings *	14,502	329
Hexcel	18,498	1,017
Hill International *	10,400	51
Hillenbrand	12,085	439
HNI	8,849	405
Hub Group, Cl A *	7,462	377
Hubbell, Cl B	10,889	1,292
Huntington Ingalls Industries	9,459	2,067
Hurco	1,235	34
Huron Consulting Group *	4,011	174
Hyster-Yale Materials Handling	2,002	122
ICF International *	4,368	188
IDEX	14,941	1,377
InnerWorkings *	7,387	72
Insperity	3,012	251
Insteel Industries	2,941	106
Interface, Cl A	13,845	262
ITT	17,963	736
JetBlue Airways *	63,581	1,269
John Bean Technologies	5,731	512
Joy Global	19,200	541
Kadant	1,725	107
Kaman	5,573	288
KAR Auction Services	27,429	1,229
KBR	28,245	425
Kelly Services, Cl A	6,795	145
Kennametal	16,014	594
KEYW Holding *(A)	8,468	84
Kforce	4,537	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kirby *(A)	10,426	$ 721
KLX *	11,365	572
Knight Transportation	14,437	472
Knoll	11,063	247
Korn/Ferry International	10,658	329
Kratos Defense & Security Solutions *	16,316	135
Landstar System	8,344	724
Lawson Products *	1,800	50
Layne Christensen *(A)	4,900	47
Lennox International	7,829	1,289
Lincoln Electric Holdings	12,133	1,022
Lindsay Manufacturing (A)	2,327	186
LSC Communications	4,957	141
LSI Industries	2,000	20
Lydall *	3,632	184
Macquarie Infrastructure	14,700	1,131
Manitowoc	23,950	146
Manitowoc Foodservice *	23,950	456
Manpowergroup	13,156	1,277
Marten Transport	6,152	151
Masonite International *	6,200	484
MasTec *	12,762	501
Matson	8,552	290
Matthews International, Cl A	6,513	429
McGrath RentCorp	5,748	216
Mercury Systems *	8,423	315
Meritor *	18,495	302
Middleby *	11,125	1,543
Milacron Holdings *	4,400	80
Miller Industries	2,311	58
Mistras Group *	2,697	61
Mobile Mini	8,283	270
Moog, Cl A *	5,924	400
MRC Global *	17,212	348
MSA Safety	5,944	429
MSC Industrial Direct, Cl A	8,703	875
Mueller Industries	11,208	469
Mueller Water Products, Cl A	31,812	394
Multi-Color	2,557	183
MYR Group *	4,079	153
NACCO Industries, Cl A	1,005	65
National Presto Industries	1,091	109
Navigant Consulting *	10,241	239
Navistar International *(A)	10,291	278
NCI Building Systems *	3,548	57
NN	5,587	112
Nordson	11,212	1,346
NOW *	21,600	413
NV5 Global *	1,400	52
Old Dominion Freight Line	13,390	1,229
On Assignment *	10,069	475
Orbital ATK	11,592	1,071

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orion Marine Group *	6,324	$ 59
Oshkosh Truck	15,217	1,033
Owens Corning	22,860	1,337
PAM Transportation Services *	900	16
Park-Ohio Holdings	1,118	50
Patrick Industries *	2,850	228
Paylocity Holding *(A)	3,700	130
PGT *	10,000	100
Pitney Bowes	37,500	511
Plug Power *(A)	19,400	21
Ply Gem Holdings *	5,900	103
Powell Industries	1,364	45
Power Solutions International *(A)	800	4
Preformed Line Products	90	4
Primoris Services	7,847	195
Proto Labs *	5,099	278
Quad, Cl A	6,862	186
Quanex Building Products	5,765	113
Radiant Logistics *	16,200	91
Raven Industries	6,155	182
RBC Bearings *	4,295	401
Regal-Beloit	8,625	642
Resources Connection	8,281	140
Rexnord *	15,426	342
Roadrunner Transportation Systems *	3,272	25
Rollins	18,962	693
RPX *	12,610	136
RR Donnelley & Sons	13,219	222
Rush Enterprises, Cl A *	5,399	186
Rush Enterprises, Cl B *	1,800	58
Saia *	5,692	275
Scorpio Bulkers *	16,616	123
Simpson Manufacturing	8,343	360
SiteOne Landscape Supply *	3,100	122
SkyWest	9,922	349
SP Plus *	2,498	81
Sparton *	1,100	25
Spirit AeroSystems Holdings, Cl A	24,075	1,483
Spirit Airlines *	14,247	744
SPX *	7,194	190
SPX FLOW *	7,194	245
Standex International	2,429	232
Steelcase, Cl A	17,557	281
Sun Hydraulics	4,677	173
Sunrun *(A)	11,300	64
Supreme Industries, Cl A	2,600	51
Swift Transporation, Cl A *(A)	16,509	359
TASER International *(A)	11,969	307
Team *	5,757	198
Teledyne Technologies *	6,637	872
Tennant	3,938	277
Terex	20,770	649

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tetra Tech	10,742	$ 432
Textainer Group Holdings	6,953	109
Thermon Group Holdings *	6,882	139
Timken	13,909	615
Titan International	10,772	143
Titan Machinery *(A)	3,312	47
Toro	21,300	1,282
TransUnion *	11,700	434
TRC *	5,200	53
Trex *	5,740	390
TriMas *	9,876	218
TriNet Group *	8,900	239
Trinity Industries	29,742	798
Triton International	9,584	237
Triumph Group (A)	9,696	270
TrueBlue *	8,328	216
Tutor Perini *	6,751	206
UniFirst	2,840	378
Univar *	8,300	267
Universal Forest Products	3,655	350
Universal Logistics Holdings	700	10
US Ecology	4,640	235
USA Truck *	1,700	16
USG *(A)	17,582	593
Valmont Industries	4,414	694
Vectrus *	1,379	33
Veritiv *	2,000	111
Viad	4,271	202
Vicor *	2,500	41
VSE	1,000	41
Wabash National	11,741	248
WABCO Holdings *	10,410	1,169
Wabtec	17,006	1,363
WageWorks *	7,071	544
Watsco	5,159	765
Watts Water Technologies, Cl A	5,056	323
Werner Enterprises	8,390	235
Wesco Aircraft Holdings *	12,046	146
WESCO International *	9,666	672
West	8,100	194
Woodward Governor	10,242	722
XPO Logistics *(A)	20,290	1,035
YRC Worldwide *	4,500	58

		114,510

Information Technology — 17.0%
2U *	6,500	238
3D Systems *(A)	19,547	297
8x8 *	16,714	252
A10 Networks *	9,800	93
Acacia Communications *(A)	1,300	68
ACI Worldwide *	23,312	456

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Actua *	9,888	$ 135
Acxiom *	15,274	436
ADTRAN	9,897	209
Advanced Energy Industries *	7,719	479
Advanced Micro Devices *(A)	147,800	2,137
Aerohive Networks *(A)	4,800	23
Agilysys *	900	8
Alarm.com Holdings *	2,700	77
Alpha & Omega Semiconductor *	5,600	108
Ambarella *(A)	5,900	348
Amber Road *	1,900	14
Amdocs	29,468	1,787
American Software, Cl A	2,872	30
Amkor Technology *	20,913	205
Angie’s List *	10,248	55
Anixter International *	5,941	495
Ansys *	17,317	1,849
Appfolio, Cl A *(A)	2,400	60
Applied Optoelectronics *	3,800	175
Arista Networks *(A)	7,600	904
ARRIS International *	37,270	962
Arrow Electronics *	17,925	1,294
Aspen Technology *	15,267	888
Atlassian, Cl A *	5,600	159
Autobytel *	3,000	38
Avid Technology *	5,000	28
Avnet	25,299	1,166
AVX	11,778	183
Axcelis Technologies *	7,550	117
Badger Meter	5,724	210
Bankrate *	13,049	142
Barracuda Networks *	4,800	114
Bazaarvoice *	18,400	82
Bel Fuse, Cl B	888	23
Belden	8,023	567
Benchmark Electronics *	9,930	309
Benefitfocus *	2,300	61
Black Box	2,509	23
Black Knight Financial Services, Cl A *	4,300	166
Blackbaud (A)	9,255	662
Blackhawk Network Holdings, Cl A *	10,600	386
Blackline *	3,500	100
Blucora *	6,429	100
Booz Allen Hamilton Holding, Cl A	22,665	811
Bottomline Technologies de *	7,571	189
Box, Cl A *(A)	12,100	213
Brightcove *	6,800	57
Broadridge Financial Solutions	23,397	1,622
BroadSoft *(A)	5,594	239
Brocade Communications Systems	83,259	1,025
Brooks Automation	14,503	303
Cabot Microelectronics	4,424	306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CACI International, Cl A *	4,732	$ 593
Cadence Design Systems *	61,147	1,889
CalAmp *	8,156	132
Calix *	4,945	34
Callidus Software *	11,856	223
Carbonite *	4,600	89
Cardtronics *	8,885	392
Care.com *	3,200	33
Cass Information Systems	2,390	156
Cavium *	12,752	835
CDK Global	30,900	2,053
CDW	32,000	1,885
CEVA *	3,838	128
ChannelAdvisor *	2,400	26
Ciena *	27,386	721
Cimpress *(A)	4,899	393
Cirrus Logic *	12,095	654
Clearfield *(A)	1,400	23
Cognex	16,158	1,241
Coherent *	4,753	868
Cohu	5,077	85
CommerceHub *	7,282	119
CommScope Holding *	25,500	970
CommVault Systems *	7,184	352
Computer Sciences	27,300	1,872
Comtech Telecommunications	4,332	49
Control4 *	5,800	87
Convergys	17,587	385
CoreLogic *	17,183	673
Cornerstone OnDemand *	9,599	401
CoStar Group *	6,563	1,333
Coupa Software *(A)	3,300	87
Cray *	7,570	158
Cree *	19,523	530
CSG Systems International	5,617	221
CTS	7,945	174
Cypress Semiconductor (A)	60,035	797
Daktronics	4,580	43
Dell Technologies, Cl V *	44,100	2,800
DHI Group *	6,690	33
Diebold (A)	13,333	403
Digi International *	3,601	44
Digimarc *	2,076	52
Diodes *	7,842	187
Dolby Laboratories, Cl A	10,904	533
DSP Group *	4,262	45
DST Systems	6,350	759
Ebix (A)	5,325	333
EchoStar, Cl A *	8,603	458
Electro Scientific Industries *	5,500	37
Electronics For Imaging *	9,328	430
Ellie Mae *	6,263	599

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMCORE	9,900	$ 89
Endurance International Group Holdings *	9,100	77
Entegris *	28,508	604
Envestnet *	7,952	307
EPAM Systems *	9,300	685
ePlus *	1,144	145
Euronet Worldwide *	9,688	802
Everbridge *	4,000	76
EVERTEC	13,600	229
Exa *	2,700	42
Exar *	11,445	120
ExlService Holdings *	6,623	296
Extreme Networks *	19,687	123
Fabrinet *	7,315	304
Fair Isaac	6,091	792
FARO Technologies *	4,108	142
Finisar *	20,654	692
FireEye *(A)	28,100	316
First Data, Cl A *	62,200	1,001
Fitbit, Cl A *(A)	23,700	147
Five9 *	7,300	116
FleetCor Technologies *	18,173	3,089
FormFactor *	12,919	138
Forrester Research	1,564	57
Fortinet *	28,599	1,068
Gartner *	15,837	1,635
Genpact	29,250	709
Gigamon *	6,600	225
GigPeak *	26,000	80
Globant *(A)	4,600	167
Glu Mobile *(A)	16,800	32
GoDaddy, Cl A *(A)	8,800	324
Gogo *(A)	9,200	98
GrubHub *(A)	16,000	561
GTT Communications *	5,300	148
Guidance Software *	594	4
Guidewire Software *	15,069	823
Hackett Group	3,300	67
Harmonic *	14,394	78
Hortonworks *(A)	7,200	72
HubSpot *(A)	5,600	333
IAC *	14,021	1,037
II-VI *	11,043	393
Immersion *	3,567	39
Imperva *	5,283	217
Impinj *(A)	1,700	48
Infinera *(A)	28,784	312
Inphi *	8,762	411
Insight Enterprises *	7,198	305
Instructure *	2,100	48
Integrated Device Technology *	28,245	675
InterDigital	6,930	582

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
InvenSense, Cl A *	19,677	$ 243
IPG Photonics *	7,320	866
Itron *	7,111	460
Ixia *	12,258	240
IXYS	4,880	60
j2 Global	9,157	746
Jabil Circuit	36,900	941
Jack Henry & Associates	15,519	1,455
Jive Software *	7,834	34
Keysight Technologies *	33,900	1,275
Kimball Electronics *	7,093	114
Knowles *(A)	19,800	375
Kopin *	8,823	31
KVH Industries *	1,997	20
Lattice Semiconductor *	22,462	159
Leidos Holdings	26,050	1,388
Limelight Networks *	15,000	34
Liquidity Services *	2,222	18
Littelfuse	4,203	679
LivePerson *	8,091	57
LogMeIn	10,413	955
Lumentum Holdings *	10,840	498
MA-COM Tech *	7,125	328
Manhattan Associates *	14,180	711
ManTech International, Cl A	4,922	180
Marchex, Cl B	2,900	8
Marvell Technology Group	79,502	1,240
Match Group *(A)	7,200	116
Maxim Integrated Products	57,504	2,547
MAXIMUS	12,416	741
MaxLinear, Cl A *	10,244	267
Maxwell Technologies *(A)	6,300	32
MeetMe *	10,200	49
Mentor Graphics	21,540	799
Mesa Laboratories (A)	600	75
Methode Electronics	6,984	290
Microsemi *	22,362	1,159
MicroStrategy, Cl A *	2,053	394
MINDBODY, Cl A *	3,600	96
Mitek Systems *	5,800	36
MKS Instruments (A)	10,323	677
MobileIron *	11,500	55
Model N *	7,000	75
MoneyGram International *	9,205	117
Monolithic Power Systems	7,551	664
Monotype Imaging Holdings	6,860	138
MTS Systems	3,089	170
Nanometrics *	3,644	99
National Instruments	20,467	660
NCR *	24,583	1,182
NeoPhotonics *	7,500	76
NETGEAR *	6,592	361

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetScout Systems *	18,058	$ 667
NeuStar, Cl A *	10,232	339
New Relic *	3,900	137
NIC	13,222	279
Nimble Storage *	13,400	122
Novanta *	5,462	133
Nuance Communications *	44,781	763
Nutanix, Cl A *(A)	2,900	87
NVE	694	54
Oclaro *	23,500	200
ON Semiconductor *	81,500	1,233
OSI Systems *	3,768	284
Palo Alto Networks *	17,233	2,618
Pandora Media *(A)	43,571	539
Park City Group *	3,600	51
Park Electrochemical	5,082	97
Paycom Software *(A)	8,700	468
PC Connection	2,231	60
PDF Solutions *	4,653	99
Pegasystems	7,736	333
Perficient *	6,700	122
PFSweb *	4,500	32
Photronics *	13,129	140
Planet Payment *	8,400	34
Plantronics	6,269	336
Plexus *	7,328	411
Power Integrations	5,289	334
Progress Software	9,058	260
Proofpoint *(A)	8,000	630
PROS Holdings *	5,899	137
PTC *	22,690	1,223
Pure Storage, Cl A *(A)	14,200	162
Q2 Holdings *	5,000	180
QAD, Cl A	2,900	80
Qualys *	5,100	178
QuinStreet *	1,186	4
Quotient Technology *(A)	12,000	143
Radisys *	7,200	28
Rambus *	21,110	265
Rapid7 *	5,000	76
RealNetworks *	844	4
RealPage *	10,046	339
Reis	500	10
RetailMeNot *	8,100	73
RingCentral, Cl A *	11,400	304
Rogers *	3,593	296
Rosetta Stone *	5,200	41
Rubicon Project *	7,000	61
Rudolph Technologies *	5,507	118
Sabre	41,200	903
Sanmina *	14,266	556
Sapiens International	5,300	77

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ScanSource *	5,696	$ 229
Science Applications International	8,342	726
Seagate Technology (A)	–	—
Semtech *	12,175	407
ServiceNow *	31,669	2,753
ServiceSource International *	9,746	38
ShoreTel *	13,670	89
Shutterstock *(A)	4,397	192
Sigma Designs *	5,500	32
Silicom	1,100	42
Silicon Laboratories *	7,982	539
Silver Spring Networks *	8,400	103
Sonus Networks *	5,720	34
Splunk *	26,084	1,610
SPS Commerce *	3,029	168
Square, Cl A *	10,900	189
SS&C Technologies Holdings	33,218	1,163
Stamps.com *(A)	3,355	423
Stratasys *	9,769	193
SunPower, Cl A *(A)	10,636	93
Super Micro Computer *	6,951	181
SuperCom *(A)	–	—
Sykes Enterprises *	8,011	218
Synaptics *	6,887	366
Synchronoss Technologies *	7,697	208
SYNNEX	6,070	710
Synopsys *	30,852	2,204
Syntel	6,254	111
Systemax	1,400	11
Tableau Software, Cl A *	11,700	617
Take-Two Interactive Software *	16,039	914
Tangoe *	4,655	27
Tech Data *	6,965	606
TechTarget *	4,700	43
Telenav *	3,400	28
TeleTech Holdings	3,427	104
Teradyne	40,400	1,149
TiVo	22,058	408
Trade Desk, Cl A *	2,300	97
Travelport Worldwide	21,000	267
Trimble *	49,420	1,534
TrueCar *(A)	10,900	153
TTM Technologies *(A)	15,287	247
Twilio, Cl A *(A)	5,200	165
Twitter *(A)	128,100	2,020
Tyler Technologies *	6,487	984
Ubiquiti Networks *(A)	5,700	280
Ultimate Software Group *(A)	5,635	1,090
Ultra Clean Holdings *	4,452	62
Ultratech *	5,268	152
Unisys *	13,083	182
Universal Display (A)	8,808	747

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USA Technologies *	7,200	$ 29
Vantiv, Cl A *	30,808	2,014
Varonis Systems *	1,500	41
Vasco Data Security International *	4,254	55
Veeco Instruments *	7,001	191
VeriFone Systems *	21,729	449
Verint Systems *	13,350	504
VeriSign *(A)	–	—
Versum Materials	19,000	576
ViaSat *(A)	10,156	699
Viavi Solutions *	48,200	483
VirnetX Holding *(A)	4,742	11
Virtusa *	4,649	144
Vishay Intertechnology (A)	25,217	400
Vishay Precision Group *	3,164	51
VMware, Cl A *(A)	16,017	1,440
Web.com Group *	7,239	139
WebMD Health, Cl A *	7,910	411
WEX *	7,676	854
Workday, Cl A *(A)	23,589	1,956
Workiva, Cl A *	6,700	100
Xactly *	7,000	87
Xcerra *	7,941	69
XO Group *	4,415	81
Xperi	9,930	356
Yelp, Cl A *	13,098	441
Zebra Technologies, Cl A *	10,364	940
Zendesk *	16,300	444
Zillow Group, Cl A *(A)	10,191	343
Zillow Group, Cl C *(A)	20,482	695
Zix *	6,113	31
Zynga, Cl A *	134,874	357

		151,189

Materials — 5.7%
A. Schulman	7,029	237
AdvanSix *	5,900	161
AK Steel Holding *(A)	61,100	509
Alcoa	28,400	982
Allegheny Technologies (A)	21,500	413
American Vanguard	3,999	63
AptarGroup	12,266	914
Ashland Global Holdings	12,208	1,473
Axalta Coating Systems *	32,600	949
Balchem	6,188	539
Bemis	18,800	932
Berry Plastics Group *	25,342	1,276
Boise Cascade *	7,270	197
Cabot	11,932	692
Calgon Carbon	8,218	116
Carpenter Technology	8,701	353
Celanese, Cl A	29,692	2,648

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Century Aluminum *	12,559	$ 177
Chase	1,300	119
Chemours	35,900	1,208
Chemtura *	11,929	395
Clearwater Paper *	2,951	164
Cliffs Natural Resources *(A)	60,000	640
Coeur Mining *	40,361	347
Commercial Metals	22,941	485
Compass Minerals International (A)	6,640	503
Crown Holdings *	26,435	1,417
Deltic Timber	2,396	178
Domtar	12,350	470
Eagle Materials	9,083	942
Ferro *	19,405	272
Ferroglobe *	11,102	1
Ferroglobe PLC	11,102	120
Flotek Industries *(A)	10,196	138
Forterra *	5,600	111
FutureFuel	3,876	51
GCP Applied Technologies *	14,624	385
Glatfelter	7,871	174
Gold Resource	12,400	64
Graphic Packaging Holding	63,317	845
Greif, Cl A	5,819	332
Greif, Cl B	1,700	118
H.B. Fuller	9,733	481
Handy & Harman *	800	19
Hawkins	1,773	88
Haynes International	2,823	110
Headwaters *	14,120	325
Hecla Mining	72,156	403
Huntsman	38,624	873
Ingevity *	7,900	426
Innophos Holdings	4,189	222
Innospec	4,513	295
Kaiser Aluminum	3,154	249
KapStone Paper and Packaging	17,642	399
KMG Chemicals	2,509	92
Koppers Holdings *	4,773	209
Kraton Performance Polymers *	4,880	133
Kronos Worldwide (A)	3,484	48
Louisiana-Pacific *	28,642	675
LSB Industries *(A)	2,939	32
Materion	3,474	121
Minerals Technologies	7,024	543
Multi Packaging Solutions International *	4,800	86
Myers Industries	3,418	48
Neenah Paper	3,093	227
NewMarket	1,597	696
Olin	32,816	1,020
Olympic Steel	1,927	47
OMNOVA Solutions *	7,567	70

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens-Illinois *	32,300	$ 640
Packaging Corp of America	18,449	1,705
Platform Specialty Products *(A)	40,500	534
PolyOne	16,832	567
Quaker Chemical	2,734	360
Rayonier Advanced Materials	9,817	130
Real Industry *	7,000	36
Reliance Steel & Aluminum	13,738	1,163
Royal Gold	12,902	852
RPM International	25,588	1,364
Ryerson Holding *	1,400	15
Schnitzer Steel Industries, Cl A	6,156	147
Schweitzer-Mauduit International	6,138	252
Scotts Miracle-Gro, Cl A	8,759	794
Sensient Technologies	8,635	690
Silgan Holdings	8,030	479
Sonoco Products (A)	19,621	1,046
Southern Copper (A)	16,529	606
Steel Dynamics	46,237	1,692
Stepan	3,825	289
Stillwater Mining *	24,580	419
Summit Materials, Cl A *	21,826	521
SunCoke Energy *	14,846	145
Tahoe Resources	59,788	506
TerraVia Holdings *	7,830	7
TimkenSteel *	7,904	165
Trecora Resources *	2,517	30
Tredegar	5,341	102
Trinseo	5,400	373
Tronox, Cl A (A)	15,000	260
UFP Technologies *	1,800	43
United States Steel	31,700	1,227
US Concrete *	3,000	189
Valspar	15,626	1,738
Valvoline (A)	6,800	153
Westlake Chemical	7,810	495
Worthington Industries	9,102	447
WR Grace	13,924	986

		51,214

Real Estate — 9.6%
Acadia Realty Trust	15,339	491
Agree Realty ‡	4,747	236
Alexander & Baldwin	8,877	398
Alexander’s ‡	488	213
Alexandria Real Estate Equities ‡	17,961	2,143
Altisource Portfolio Solutions *(A)	1,700	41
American Assets Trust	7,991	352
American Campus Communities ‡	25,662	1,311
American Homes 4 Rent, Cl A	33,200	789
Apple Hospitality ‡	33,000	648
Armada Hoffler Properties ‡	7,500	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ashford Hospitality Prime ‡	4,381	$ 57
Ashford Hospitality Trust ‡	14,971	98
AV Homes *	3,707	61
Bluerock Residential Growth, Cl A ‡	5,800	72
Brandywine Realty Trust ‡	34,639	577
Brixmor Property Group ‡	38,100	889
Camden Property Trust ‡	16,838	1,425
Care Capital Properties ‡	15,800	415
CareTrust ‡	15,453	244
CatchMark Timber Trust, Cl A ‡	7,800	84
CBL & Associates Properties ‡	33,182	333
Cedar Realty Trust ‡	18,338	108
Chatham Lodging Trust ‡	7,735	155
Chesapeake Lodging Trust	12,367	299
City Office	4,700	61
Colony NorthStar, Cl A	107,794	1,582
Colony Starwood Homes ‡(A)	12,076	397
Columbia Property Trust ‡	24,100	556
Community Healthcare Trust	3,900	93
Consolidated-Tomoka Land	500	28
CoreCivic ‡	24,502	826
CorEnergy Infrastructure Trust ‡(A)	2,140	76
CoreSite Realty ‡	6,573	592
Corporate Office Properties Trust ‡	18,330	625
Cousins Properties ‡	64,473	551
CubeSmart ‡	35,122	957
CyrusOne ‡	13,929	709
DCT Industrial Trust ‡	17,871	855
DDR ‡	61,314	887
DiamondRock Hospitality ‡	38,907	423
Douglas Emmett ‡	27,685	1,117
Duke Realty ‡	68,195	1,749
DuPont Fabros Technology	14,821	763
Easterly Government Properties ‡	6,100	126
EastGroup Properties	6,185	460
Education Realty Trust ‡	14,057	592
Empire State Realty Trust, Cl A ‡	23,000	502
EPR Properties ‡	12,551	966
Equity Commonwealth *‡	23,644	739
Equity LifeStyle Properties ‡	15,232	1,213
Equity One ‡	18,385	582
Farmland Partners (A)	9,000	103
FelCor Lodging Trust	25,463	185
First Industrial Realty Trust ‡	23,053	620
First Potomac Realty Trust ‡	14,422	144
Forest City Realty Trust, Cl A ‡	45,145	1,032
Forestar Group *	4,832	64
Four Corners Property Trust ‡	12,719	282
Franklin Street Properties ‡	23,996	297
FRP Holdings *	838	31
Gaming and Leisure Properties ‡	36,815	1,178
GEO Group ‡	15,190	723

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Getty Realty ‡	6,289	$ 166
Gladstone Commercial ‡	6,919	144
Global Net Lease	44,800	367
Government Properties Income Trust (A)	12,966	267
Gramercy Property Trust	27,624	772
Healthcare Realty Trust ‡	22,555	721
Healthcare Trust of America, Cl A ‡	26,750	861
Hersha Hospitality Trust, Cl A	9,019	176
HFF, Cl A	7,995	237
Highwoods Properties ‡	19,068	1,001
Hospitality Properties Trust ‡	31,941	1,015
Host Hotels & Resorts ‡(A)	–	—
Howard Hughes *	7,017	817
Hudson Pacific Properties	23,070	844
Independence Realty Trust ‡	9,700	89
InfraREIT ‡	8,200	137
Investors Real Estate Trust ‡(A)	24,031	156
iStar Financial *	16,418	198
Jones Lang LaSalle	8,959	1,028
Kennedy-Wilson Holdings	18,229	402
Kilroy Realty ‡	19,543	1,508
Kimco Realty ‡(A)	–	—
Kite Realty Group Trust	15,255	346
Lamar Advertising, Cl A ‡(A)	16,297	1,230
LaSalle Hotel Properties	21,442	620
Lexington Realty Trust ‡	43,190	482
Liberty Property Trust ‡	29,075	1,147
Life Storage ‡	9,093	806
LTC Properties ‡	7,317	353
Mack-Cali Realty ‡	17,467	509
Marcus & Millichap *	4,500	123
MedEquities Realty Trust	4,300	47
Medical Properties Trust ‡(A)	57,762	775
Monmouth Real Estate Investment, Cl A ‡	13,346	195
Monogram Residential Trust	32,700	336
National Health Investors ‡	7,264	550
National Retail Properties ‡	28,043	1,269
National Storage Affiliates Trust ‡	9,000	218
New Senior Investment Group	16,600	176
NexPoint Residential Trust ‡	5,400	129
NorthStar Realty Europe	10,009	121
Omega Healthcare Investors ‡	36,247	1,183
One Liberty Properties ‡	2,524	62
Outfront Media ‡	26,409	685
Paramount Group ‡	34,400	600
Park Hotels & Resorts	20,140	514
Parkway	8,059	169
Pebblebrook Hotel Trust (A)	13,903	400
Pennsylvania Real Estate Investment Trust	13,699	226
Physicians Realty Trust	26,200	522
Piedmont Office Realty Trust, Cl A ‡	28,666	658
Potlatch	8,120	359

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preferred Apartment Communities, Cl A ‡	6,000	$ 82
PS Business Parks	3,928	456
QTS Realty Trust, Cl A ‡	9,400	494
Quality Care Properties *‡	18,100	344
RAIT Financial Trust ‡	13,021	44
Ramco-Gershenson Properties	16,337	256
Rayonier ‡	23,853	683
RE/MAX Holdings, Cl A	3,200	184
Realogy Holdings	28,802	798
Regency Centers ‡	20,467	1,440
Retail Opportunity Investments	21,159	465
Retail Properties of America, Cl A ‡	47,203	727
Rexford Industrial Realty	13,700	315
RLJ Lodging Trust	23,137	527
RMR Group	1,170	61
Ryman Hospitality Properties ‡	8,360	539
Sabra Health Care ‡(A)	11,662	317
Saul Centers ‡	1,444	92
SBA Communications, Cl A *	25,219	2,920
Select Income ‡	11,421	297
Senior Housing Properties Trust ‡	46,507	953
Seritage Growth Properties ‡(A)	4,700	218
Silver Bay Realty Trust	8,946	193
Spirit Realty Capital ‡	94,366	1,037
St. Joe *	8,800	146
STAG Industrial	15,356	397
STORE Capital ‡	29,900	745
Stratus Properties *	1,900	57
Summit Hotel Properties	17,029	262
Sun Communities ‡	13,621	1,128
Sunstone Hotel Investors ‡	43,038	635
Tanger Factory Outlet Centers ‡(A)	18,449	625
Taubman Centers	11,687	815
Tejon Ranch *	1,647	38
Terreno Realty	7,963	221
Tier REIT	9,500	172
Trinity Place Holdings *	5,200	45
UMH Properties ‡	5,400	80
Uniti Group	24,360	706
Universal Health Realty Income Trust	2,016	129
Urban Edge Properties	17,600	488
Urstadt Biddle Properties, Cl A ‡	6,156	137
VEREIT ‡	192,500	1,746
Washington Prime Group	37,502	348
Washington Real Estate Investment Trust ‡(A)	14,413	471
Weingarten Realty Investors ‡	23,068	818
Whitestone, Cl B ‡	7,077	100
WP Carey ‡	20,400	1,287
Xenia Hotels & Resorts	20,400	358

		85,342

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Telecommunication Services — 1.0%
ATN International	2,267	$ 155
Boingo Wireless *	10,700	117
Cincinnati Bell *	9,337	180
Cogent Communications Holdings	8,304	344
Consolidated Communications Holdings (A)	10,276	232
FairPoint Communications *	4,570	72
Frontier Communications (A)	–	—
General Communication, Cl A *	5,403	109
Globalstar *(A)	73,600	101
Hawaiian Telcom Holdco *	905	22
IDT, Cl B	3,103	60
Intelsat *(A)	5,200	26
Iridium Communications *(A)	15,446	134
Lionbridge Technologies *	7,618	44
Lumos Networks *	2,271	40
NII Holdings *	17,300	35
ORBCOMM *	12,086	104
pdvWireless *(A)	2,000	51
Shenandoah Telecommunications	9,304	261
Spok Holdings	4,132	75
Sprint *(A)	150,690	1,328
Straight Path Communications *(A)	2,700	92
Telephone & Data Systems	18,855	510
T-Mobile US *	57,605	3,602
US Cellular *	2,952	110
Vonage Holdings *	39,520	238
Windstream Holdings (A)	36,615	274
Zayo Group Holdings *	32,500	1,024

		9,340

Utilities — 3.0%
ALLETE	9,770	657
American States Water	6,574	294
Aqua America	35,037	1,112
Artesian Resources, Cl A	2,184	72
Atlantic Power *	12,421	29
Atlantica Yield	12,500	272
Atmos Energy	20,082	1,572
Avangrid	10,950	479
Avista	13,552	540
Black Hills (A)	10,102	655
California Water Service Group	9,641	354
Calpine *	70,572	826
Chesapeake Utilities	2,915	201
Connecticut Water Service	1,906	109
Consolidated Water	3,000	31
Delta Natural Gas	1,400	43
Dynegy, Cl A *	21,400	172
El Paso Electric	8,036	393
Great Plains Energy	42,823	1,244
Hawaiian Electric Industries	21,258	708

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDACORP	10,024	$ 831
MDU Resources Group	38,632	1,047
MGE Energy	6,814	436
Middlesex Water	2,701	102
National Fuel Gas (A)	14,688	886
New Jersey Resources	17,194	678
Northwest Natural Gas	4,976	299
NorthWestern	10,346	605
NRG Yield, Cl A	7,000	118
NRG Yield, Cl C (A)	12,100	211
OGE Energy	39,176	1,443
ONE Gas	10,100	662
Ormat Technologies	7,634	421
Otter Tail	7,746	291
Pattern Energy Group, Cl A (A)	13,100	272
PNM Resources	15,017	545
Portland General Electric	17,700	802
SJW	3,664	178
South Jersey Industries	15,496	543
Southwest Gas	9,341	799
Spire	8,903	587
TerraForm Global, Cl A	21,900	95
TerraForm Power, Cl A *(A)	19,600	226
UGI	34,196	1,649
Unitil	3,058	136
Vectren	16,543	932
Vivint Solar *(A)	4,900	17
Westar Energy, Cl A	28,070	1,515
WGL Holdings	9,861	823
York Water	3,752	135

		27,047

Total Common Stock (Cost $731,392) ($ Thousands)		868,190

	Number of Rights

RIGHTS — 0.0%
Chelsea Therapeutics International ‡‡	4,000	–

Durata Therapeutics ‡‡	800	–

Dyax, Expires 12/31/2019 *	22,882	–

Media General ‡‡	20,200	6

Tobira Therapeutics ‡‡	2,300	–

Trius Contingent Value ‡‡	2,885	–

Total Rights (Cost $32) ($ Thousands)		6

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.676%, 06/08/2017 (B)	$675	$ 674
0.420%, 03/02/2017 (B)	620	620

Total U.S. Treasury Obligations (Cost $1,294) ($ Thousands)		1,294

	Shares

AFFILIATED PARTNERSHIP — 13.7%
SEI Liquidity Fund, L.P.
0.470% **†(C)	121,724,971	121,728

Total Affiliated Partnership (Cost $121,725) ($ Thousands)		121,728

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	20,160,007	20,160

Total Cash Equivalent (Cost $20,160) ($ Thousands)		20,160

Total Investments — 113.6% (Cost $874,603) ($ Thousands) @		$ 1,011,378

A list of open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)

Russell 2000 Index E-MINI	135	Mar-2017	$84
S&P Mid Cap 400 Index E-MINI	74	Mar-2017	343

			$427

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $890,446 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $115,973 ($ Thousands).
(B)	The rate reported is the effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $121,728 ($ Thousands).
‡‡	Expiration date not available.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $872,628 ($ Thousands), and the unrealized appreciation and depreciation were $198,044 ($ Thousands) and ($61,268) ($ Thousands), respectively.

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT— Real Estate Investment Trust

S&P— Standard & Poor’s

Ser — Series

SPX — Standard & Poor’s 500 Index

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Extended Market Index Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$868,190	$–	$–	$868,190
U.S. Treasury Obligations	–	1,294	–	1,294
Rights	6	–	–	6
Affiliated Partnership	–	121,728	–	121,728
Cash Equivalent	20,160	–	–	20,160

Total Investments in Securities	$888,356	$123,022	$–	$1,011,378

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Unrealized Appreciation	$426	$—	$—	$426

Total Other Financial Instruments	$426	$—	$—	$426

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income

SEI Liquidity Fund, L.P.	$42,598	$116,862	$(37,732)	$121,728	$864
SEI Daily Income Trust, Government Fund, Cl F	-	162,481	(142,321)	20,160	37
SEI	1,246	259	(225)	1,280	17

Totals	$43,844	$279,602	$(180,278)	$143,168	$881

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Consumer Discretionary — 9.5%
Aaron’s	18,700	$510
AMC Entertainment Holdings, Cl A	10,589	332
American Axle & Manufacturing Holdings *(A)	18,550	368
American Eagle Outfitters (A)	28,050	445
American Outdoor Brands *(A)	15,500	301
American Public Education *	25,781	623
Bassett Furniture Industries	5,534	151
Beazer Homes USA *	19,851	242
Big 5 Sporting Goods (A)	27,400	369
Big Lots (A)	7,821	402
Biglari Holdings *	172	74
Bloomin’ Brands	16,495	282
Bojangles’ *	19,516	411
Bright Horizons Family Solutions *	26,460	1,829
Brinker International	7,500	317
Buffalo Wild Wings *	43	7
Burlington Stores *	488	43
Cabela’s *	1,281	60
CalAtlantic Group	7,400	261
Capella Education	4,732	360
Career Education *	9,273	77
Carriage Services, Cl A (A)	35,770	922
Carrols Restaurant Group *	1,267	20
Cavco Industries *	4,885	583
Century Communities *	42,362	968
Children’s Place (A)	6,520	660
Churchill Downs	3,295	495
Citi Trends	453	8
Columbia Sportswear	10,055	552
Cooper Tire & Rubber (A)	14,384	582
Cooper-Standard Holdings *	6,846	767
Core-Mark Holding	56,140	1,826
Cracker Barrel Old Country Store	1,179	190
Crocs *(A)	59,100	393
CSS Industries	10,800	265
CST Brands	2,587	124
Dana Holdings	56,114	1,060
Dave & Buster’s Entertainment *	25,210	1,442
Deckers Outdoor *(A)	5,000	264
Del Frisco’s Restaurant Group *	5,063	80
Del Taco Restaurants *	59,652	740
Destination XL Group *	23,700	71
DeVry Education Group *	14,290	459
Eastman Kodak *	4,096	59
Eldorado Resorts *	5,412	88
Ethan Allen Interiors	8,200	236
Express *	149,276	1,678
Fiesta Restaurant Group *	84,208	1,672
Finish Line, Cl A	15,100	246
Flexsteel Industries	807	41
GameStop, Cl A	3,640	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gannett	11,748	$102
Genesco *(A)	6,965	406
Goodyear Tire & Rubber	4,230	148
Graham Holdings, Cl B	68	37
Grand Canyon Education *	5,879	361
Group 1 Automotive (A)	3,900	303
Harman International Industries	1,117	125
Haverty Furniture	15,700	364
Helen of Troy *	4,972	486
Hooker Furniture	9,911	327
Horizon Global *	36,140	661
ILG	12,500	236
IMAX *(A)	11,370	368
International Game Technology	15,722	424
Isle of Capri Casinos *	454	11
Jack in the Box	36,632	3,433
John Wiley & Sons, Cl A	2,352	123
Johnson Outdoors, Cl A	1,615	57
K12 *	14,074	251
Kate Spade *	22,002	525
Kirkland’s *	694	8
La-Z-Boy	817	22
LCI Industries	3,612	389
Lear	1,325	188
Libbey	110,087	1,541
Loral Space & Communications *	325	13
Lumber Liquidators Holdings *(A)	61,700	1,094
M/I Homes *	450	11
MarineMax *	24,095	542
Marriott Vacations Worldwide	2,895	272
MCBC Holdings *	2,228	33
MDC Partners, Cl A *	168,400	1,473
Meredith (A)	9,540	598
Meritage Homes *	6,200	220
Modine Manufacturing *	26,270	298
Monro Muffler Brake	33,116	1,904
Murphy USA *	5,700	363
NACCO Industries, Cl A	3,308	213
New Media Investment	19,863	306
Nexstar Media Group, Cl A	6,327	436
Nutrisystem	10,033	467
Office Depot	6,012	25
Ollie’s Bargain Outlet Holdings *(A)	27,905	875
Panera Bread, Cl A *(A)	1,626	375
Perry Ellis International *	15,274	356
Planet Fitness, Cl A *(A)	63,119	1,358
Rent-A-Center, Cl A (A)	15,700	136
RH *(A)	–	—
Ruth’s Hospitality Group	4,557	77
Scholastic	354	16
Sequential Brands Group *(A)	84,100	330
Shoe Carnival	25,282	641

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonic Automotive, Cl A	16,000	$347
Spartan Motors	13,211	88
Stage Stores (A)	15,900	37
Stoneridge *	16,055	271
Strayer Education	214	17
Superior Industries International	967	22
Taylor Morrison Home, Cl A *	560	11
Tenneco	143	9
Thor Industries	3,322	368
Time	13,700	240
Tower International	26,612	736
Vera Bradley *	711	7
Visteon *	4,442	412
William Lyon Homes, Cl A *	108,254	1,995
Wolverine World Wide	21,880	551
ZAGG *	36,295	220

		52,703

Consumer Staples — 3.5%
Andersons	516	20
Central Garden & Pet *(A)	35,520	1,199
Central Garden and Pet, Cl A *	1,347	43
Darling Ingredients *	47,169	614
Energizer Holdings	1,896	104
Fresh Del Monte Produce (A)	17,818	1,031
Freshpet *(A)	35,600	360
Hostess Brands *(A)	197,033	3,001
HRG Group *	756	14
Ingles Markets, Cl A	7,500	351
Ingredion	1,702	206
Inventure Foods *	95,784	534
J&J Snack Foods	5,395	722
John B Sanfilippo & Son	6,262	384
Landec *	32,000	403
Medifast	269	12
National Beverage *	209	12
Nu Skin Enterprises, Cl A	1,803	89
Omega Protein	40,806	1,038
Pilgrim’s Pride *	8,593	175
Primo Water *	59,925	859
Sanderson Farms (A)	10,362	985
Seaboard	6	22
Seneca Foods, Cl A *	2,800	105
Snyder’s-Lance	66,113	2,617
SpartanNash	43,592	1,521
Spectrum Brands Holdings (A)	12,176	1,653
SUPERVALU *	57,297	217
Universal	7,972	540
Vector Group (A)	1,063	24
Village Super Market, Cl A	8,500	252

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weis Markets	3,247	$195

		19,302

Energy — 4.4%
Abraxas Petroleum *	4,458	9
Approach Resources *(A)	56,600	150
Archrock	63,451	866
Ardmore Shipping *(A)	95,700	656
Atwood Oceanics *	1,330	14
Bill Barrett *	93,413	515
California Resources *(A)	5,696	102
Carrizo Oil & Gas *	43,663	1,421
CONSOL Energy *	649	10
Contango Oil & Gas *	25,059	186
Dawson Geophysical *	10,919	84
Denbury Resources *	14,661	40
DHT Holdings (A)	77,300	358
Diamond Offshore Drilling *	7,381	124
Diamondback Energy *	1,952	197
Dril-Quip *	1,220	75
Eclipse Resources *	175,290	379
Energen *	5,919	311
Exterran *	18,307	557
Extraction Oil & Gas *(A)	33,100	586
Fairmount Santrol Holdings *(A)	33,066	313
Gener8 Maritime *	4,667	23
Green Plains Renewable Energy	15,796	396
Gulfport Energy *	98,180	1,702
Helix Energy Solutions Group *	39,582	327
Jones Energy, Cl A *(A)	9,417	30
Marquee Energy *	536,100	47
Matrix Service *	48,786	790
McDermott International *	80,146	590
Murphy Oil	9,831	278
Nabors Industries	20,052	294
Newfield Exploration *	1,781	65
Newpark Resources *	52,700	406
Oasis Petroleum *	75,980	1,076
Overseas Shipholding Group, Cl A	51,200	256
Pacific Ethanol *	52,200	410
Parsley Energy, Cl A *	13,441	408
Patterson-UTI Energy	2,364	65
PBF Energy, Cl A (A)	13,200	323
PDC Energy *	17,066	1,153
PHI *	10,900	158
Pioneer Energy Services *	49,372	259
QEP Resources *	6,835	94
Renewable Energy Group *(A)	34,462	307
Resolute Energy *(A)	10,639	495
REX American Resources *	4,213	351
Rice Energy *	37,186	693
Ring Energy *	28,287	350

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rowan, Cl A *	9,328	$169
RPC	2,391	48
RSP Permian *	29,752	1,175
Sanchez Energy *(A)	29,112	335
Scorpio Tankers (A)	301,200	1,160
SM Energy	2,866	71
StealthGas *	112,900	497
Targa Resources	254	14
TETRA Technologies *	290,000	1,302
Transocean *	6,930	96
US Silica Holdings	16,967	858
VAALCO Energy *	30,600	34
Western Refining	3,780	138
Westmoreland Coal *	28,890	417
World Fuel Services	2,224	80
WPX Energy *	1,045	13

		24,706

Financials — 19.5%
1st Source	12,559	587
AGNC Investment ‡	9,008	177
Alleghany *	129	83
Allied World Assurance Holdings	2,365	125
Ambac Financial Group *	12,670	280
American Financial Group	3,424	322
American National Insurance	323	39
AMERISAFE	1,250	80
AmTrust Financial Services	8,800	202
Apollo Commercial Real Estate Finance ‡(A)	18,100	333
Arch Capital Group *	4,507	426
Ares Capital	1,950	35
Argo Group International Holdings	7,605	509
Arlington Asset Investment, Cl A	971	14
Aspen Insurance Holdings	23,301	1,306
Associated Banc	14,000	360
Assurant	2,178	216
Assured Guaranty	26,828	1,103
Axis Capital Holdings	10,591	734
Banc of California (A)	26,800	521
BancFirst	3,761	359
Banco Latinoamericano de Comercio Exterior	15,199	428
Bancorpsouth	11,257	349
Bank of Hawaii	3,007	254
Bank of the Ozarks (A)	5,481	300
BankUnited	9,764	387
Banner	26,600	1,546
Beneficial Bancorp	10,709	175
Berkshire Hills Bancorp	31,319	1,107
BlackRock Capital Investment	33,900	263
Blackstone Mortgage Trust, Cl A ‡	9,500	296
Boston Private Financial Holdings	47,178	811
Brookline Bancorp	5,457	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bryn Mawr Bank	790	$32
Camden National	10,077	428
Capital Bank Financial, Cl A	548	22
Capstead Mortgage ‡	6,100	65
Cathay General Bancorp	1,775	70
CBOE Holdings (A)	4,684	366
CenterState Banks	8,203	203
Central Pacific Financial	48,509	1,532
Chemical Financial	8,077	430
Chimera Investment ‡	5,781	111
City Holding	2,029	133
CNO Financial Group	101,583	2,124
CoBiz Financial	40,928	698
Columbia Banking System	312	12
Commerce Bancshares	12,369	730
Community Trust Bancorp	10,082	463
Cullen/Frost Bankers	2,351	217
Customers Bancorp *	46,576	1,599
CVB Financial	21,620	513
CYS Investments ‡	38,000	305
Dime Community Bancshares	30,344	652
Dynex Capital ‡	39,900	274
E*TRADE Financial *	1,759	61
Eagle Bancorp *	28,450	1,771
East West Bancorp	3,451	187
Employers Holdings	7,550	284
Endurance Specialty Holdings	1,871	174
Enova International *	839	12
Enstar Group *	571	111
Enterprise Financial Services	11,391	501
Essent Group *	772	27
EverBank Financial	1,879	37
Evercore Partners, Cl A	24,865	1,978
Everest Re Group	6,255	1,471
FBR	38,200	693
Federal Agricultural Mortgage, Cl C	18,758	1,080
Federated National Holding	8,572	171
Fidelity Southern	18,172	428
First American Financial	16,770	655
First BanCorp *	65,543	418
First Busey	16,403	507
First Business Financial Services	9,400	237
First Citizens BancShares, Cl A	1,511	538
First Commonwealth Financial	24,258	338
First Defiance Financial	9,373	461
First Financial	4,403	204
First Financial Bancorp	2,795	78
First Foundation *	79,200	1,299
First Interstate Bancsystem, Cl A	18,175	797
First Merchants	12,356	496
First NBC Bank Holding *(A)	4,873	22
FirstCash	874	39

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flagstar Bancorp *	30,715	$872
Flushing Financial	26,599	743
FNB (Pennsylvania) (A)	18,900	294
FNFV Group *	27,100	337
Franklin Financial Network *	15,783	622
Fulton Financial	112,620	2,154
Genworth Financial, Cl A *	22,978	94
Glacier Bancorp	22,490	830
Great Southern Bancorp	1,118	56
Great Western Bancorp	4,369	187
Green Dot, Cl A *	966	28
Hancock Holding	30,953	1,469
Hanmi Financial	31,899	1,065
Hanover Insurance Group	19,607	1,765
Heartland Financial USA	5,265	261
Hercules Capital	20,100	298
Heritage Financial	17,944	449
Heritage Insurance Holdings	21,365	315
Hilltop Holdings	1,699	48
Home BancShares	23,855	671
Hope Bancorp	14,498	310
Huntington Bancshares	27,400	387
IBERIABANK	18,873	1,599
Independent Bank	24,742	571
Independent Bank Group	7,184	455
Infinity Property & Casualty	894	84
International Bancshares	13,824	526
International FCStone *	3,413	129
Invesco Mortgage Capital ‡	2,069	32
Investors Bancorp	70,861	1,037
James River Group Holdings	355	15
Janus Capital Group	6,553	83
KCG Holdings, Cl A *	1,896	26
Kearny Financial	43,200	663
Kemper	45,400	1,927
Lakeland Bancorp	19,800	390
Lakeland Financial	2,942	134
LegacyTexas Financial Group	652	28
Legg Mason	14,600	551
LendingClub *	6,012	32
Maiden Holdings	84,600	1,307
MainSource Financial Group	17,400	596
Mercantile Bank	10,100	338
Meridian Bancorp	65,063	1,239
Meta Financial Group	3,511	301
MFA Financial ‡	11,125	89
MGIC Investment *	46,999	501
Moelis, Cl A	10,375	382
Mortgage Investment Trust ‡	14,400	257
National Bank Holdings, Cl A	60,565	1,998
National General Holdings	33,950	826
Navigators Group	1,344	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NBT Bancorp	1,329	$54
Nelnet, Cl A	15,820	709
New Residential Investments ‡	10,250	173
New York Mortgage Trust ‡(A)	57,400	363
NMI Holdings, Cl A *	1,760	20
Northfield Bancorp (A)	63,500	1,191
OceanFirst Financial	31,282	913
OFG Bancorp	26,166	338
Old National Bancorp	25,556	469
Old Republic International	1,993	41
Opus Bank *	14,815	320
Oritani Financial	3,405	59
Pacific Premier Bancorp *	10,739	430
PacWest Bancorp	4,884	269
PennantPark Investment	31,600	269
PennyMac Financial Services, Cl A *	2,210	39
PennyMac Mortgage Investment Trust ‡	14,000	236
Piper Jaffray	3,998	283
PJT Partners	259	10
Popular	79,966	3,523
PRA Group *	564	23
Preferred Bank	14,447	811
Primerica (A)	5,175	418
PrivateBancorp, Cl A	3,727	211
Prosperity Bancshares	11,634	867
Radian Group	85,419	1,590
Raymond James Financial	2,951	232
Regional Management *	13,361	280
Reinsurance Group of America, Cl A	3,814	496
RenaissanceRe Holdings	3,378	499
Renasant	16,435	674
Republic Bancorp, Cl A	10,200	353
S&T Bancorp	272	10
Safeguard Scientifics *	12,821	162
Safety Insurance Group	194	14
Sandy Spring Bancorp	18,400	792
Seacoast Banking Corporation of Florida *	801	19
Selective Insurance Group	16,340	724
SLM *	7,838	94
South State	48	4
Southside Bancshares	460	16
Starwood Property Trust ‡	7,115	163
State Bank Financial	46,362	1,258
Sterling Bancorp	18,045	447
Stock Yards Bancorp	2,809	124
Stonegate Bank	1,986	92
Synovus Financial	5,352	226
TCF Financial	55,946	973
Texas Capital Bancshares *	430	38
Tompkins Financial	1,243	111
Torchmark	1,760	136
Towne Bank	4,849	158

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TriCo Bancshares	13,585	$494
TrustCo Bank	11,619	97
Trustmark	533	18
Two Harbors Investment ‡	112,252	1,044
UMB Financial	2,299	181
Umpqua Holdings	40,402	760
Union Bankshares	13,968	506
United Community Banks	87,026	2,514
United Financial Bancorp	65,800	1,175
United Fire Group	7,314	309
Universal Insurance Holdings (A)	13,700	369
Univest Corp of Pennsylvania	14,044	391
Validus Holdings	23,547	1,358
Valley National Bancorp	4,430	55
Waddell & Reed Financial, Cl A	1,013	19
Walker & Dunlop *	10,443	424
Washington Federal	18,105	613
Washington Trust Bancorp	661	36
WesBanco	5,500	222
Western Alliance Bancorp *	17,792	919
White Mountains Insurance Group	170	159
Wintrust Financial	43,400	3,199
World Acceptance *(A)	3,524	185
WSFS Financial	16,975	774
Yadkin Financial	19,835	666
Zions Bancorporation	10,158	456

		107,979

Health Care — 10.9%
Accuray *(A)	225,300	1,160
Achaogen *(A)	24,813	582
Aclaris Therapeutics *(A)	27,142	848
Aerie Pharmaceuticals *	7,414	351
Air Methods *(A)	7,900	299
Alere *	2,684	103
Allscripts Healthcare Solutions *	6,821	83
AMAG Pharmaceuticals *(A)	112,628	2,528
AMN Healthcare Services *	116,598	4,798
Analogic	4,810	396
AngioDynamics *	838	14
Anika Therapeutics *	347	16
Applied Genetic Technologies *	2,572	20
Ardelyx *	18,655	254
Array BioPharma *(A)	32,546	374
AtriCure *(A)	35,010	639
Avadel Pharmaceuticals ADR *	118,178	1,260
Avexis *(A)	6,018	369
Bio-Rad Laboratories, Cl A *	2,635	513
BioSpecifics Technologies *	671	35
BioTelemetry *	18,410	469
Cantel Medical	4,780	392
Capital Senior Living *	114,056	1,916

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cara Therapeutics *(A)	24,929	$400
Cardiovascular Systems *	16,225	461
Chemed	154	27
Clovis Oncology *	8,094	468
Community Health Systems *	1,141	11
CONMED	13,045	543
CorVel *	1,266	51
CryoLife *	35,715	571
Cynosure, Cl A *	62,643	4,134
Diplomat Pharmacy *(A)	1,816	25
Eagle Pharmaceuticals *(A)	4,635	355
Emergent Biosolutions *	7,301	229
Exact Sciences *(A)	20,638	444
Exactech *	14,139	344
Exelixis *	31,477	678
Glaukos *	7,350	334
Global Blood Therapeutics *(A)	15,404	429
Globus Medical, Cl A *	954	27
Halozyme Therapeutics *	1,243	16
HealthEquity *	12,915	564
HealthSouth (A)	16,866	714
Heska *	3,829	355
Hill-Rom Holdings	6,050	402
HMS Holdings *	4,110	77
Immunomedics *(A)	34,310	172
INC Research Holdings, Cl A *	10,194	445
Inogen *	11,405	783
Integer Holdings *	15,420	557
Integra LifeSciences Holdings *	53,900	2,304
Intercept Pharmaceuticals *	6,497	829
Invacare	8,600	104
iRadimed *(A)	1,119	9
Kindred Healthcare	24,200	218
Lannett *(A)	15,700	345
LeMaitre Vascular	14,005	310
LifePoint Hospitals *	8,400	538
Ligand Pharmaceuticals *	13,975	1,462
Loxo Oncology *(A)	13,467	598
Magellan Health Services *	9,206	637
Masimo *	5,200	470
Medicines *(A)	8,499	446
Medidata Solutions *	8,125	454
Merit Medical Systems *	12,912	398
Molina Healthcare *	15,246	740
Myriad Genetics *(A)	4,886	95
Natus Medical *	407	15
NeoGenomics *(A)	56,120	453
Nevro *(A)	6,500	624
Omnicell *	9,790	372
OraSure Technologies *	57,275	642
Orthofix International *	1,445	52
Pacira Pharmaceuticals *(A)	6,835	299

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PAREXEL International *	6,027	$390
PDL BioPharma *	64,927	139
Phibro Animal Health, Cl A	937	26
PRA Health Sciences *	25,545	1,507
Prestige Brands Holdings *	80,356	4,550
Prothena *(A)	339	20
PTC Therapeutics *	16,240	221
Quality Systems *	1,698	26
Quorum Health *	1,708	15
REGENXBIO *(A)	16,247	299
Sarepta Therapeutics *	784	24
SciClone Pharmaceuticals *	4,517	45
Select Medical Holdings *	16,100	232
Sucampo Pharmaceuticals, Cl A *(A)	22,700	267
Supernus Pharmaceuticals *	94,597	2,431
SurModics *	3,019	75
Synergy Pharmaceuticals *(A)	192,454	1,114
Tabula Rasa HealthCare *	15,400	218
Teladoc *(A)	18,739	413
TESARO *(A)	3,340	629
Tivity Health *	15,379	444
Trinity Biotech ADR *(A)	97,000	598
Triple-S Management, Cl B *	18,953	354
Vanda Pharmaceuticals *	29,020	414
Veeva Systems, Cl A *	7,174	313
Veracyte *	53,430	414
Vocera Communications *	62,745	1,298
WellCare Health Plans *	4,133	584

		60,509

Industrials — 16.0%
AAR	27,607	950
ABM Industries	26,580	1,084
ACCO Brands *	37,733	506
AGCO	1,513	92
Air Transport Services Group *	106,610	1,814
Aircastle	26,200	630
Alamo Group	2,549	192
Alaska Air Group	4,914	481
Albany International, Cl A	9,010	409
Allegiant Travel, Cl A	162	28
Altra Industrial Motion	412	16
American Railcar Industries (A)	5,600	250
Apogee Enterprises (A)	78,749	4,503
Applied Industrial Technologies	2,355	148
ARC Document Solutions *	152,700	614
Argan	6,832	471
Astec Industries	15,254	964
Atlas Air Worldwide Holdings *	7,700	438
Babcock & Wilcox Enterprises *	61,400	1,013
Barrett Business Services	569	36
Brady, Cl A	22,513	861

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Briggs & Stratton	28,755	$615
Brink’s	9,336	499
BWX Technologies	50,966	2,367
Carlisle	1,520	157
CEB	332	26
Celadon Group (A)	103,800	836
Chicago Bridge & Iron	6,736	226
CIRCOR International	9,232	573
Comfort Systems USA	2,112	81
Continental Building Products *	12,622	309
Copa Holdings, Cl A	2,274	242
Covanta Holding (A)	51,200	829
CRA International	428	15
Crane	3,841	278
Curtiss-Wright	6,315	618
Deluxe *	50,025	3,681
DigitalGlobe *	14,820	469
Ducommun *	16,592	511
EMCOR Group	22,689	1,395
EnerSys	471	36
Engility Holdings *	13,100	410
Ennis	57,879	946
ESCO Technologies	281	15
Essendant	6,900	110
Esterline Technologies *	937	83
Exponent	15,200	873
Foundation Building Materials *	52,200	853
FreightCar America	69,400	951
G&K Services, Cl A	357	34
Generac Holdings *	13,400	523
Gibraltar Industries *	7,537	312
Global Brass & Copper Holdings	30,338	1,021
Granite Construction	19,106	1,013
Great Lakes Dredge & Dock *	309,400	1,346
Greenbrier	208	9
Griffon	14,691	369
Harsco *	5,366	76
Hawaiian Holdings *	9,971	485
Healthcare Services Group	13,355	553
Heidrick & Struggles International	1,045	26
Herc Holdings *	995	51
Herman Miller	11,045	329
Hillenbrand	6,500	236
Hudson Technologies *	108,683	778
Huntington Ingalls Industries	2,471	540
Hyster-Yale Materials Handling	5,400	329
ICF International *	19,100	820
InnerWorkings *	107,500	1,044
Insperity	1,442	120
Insteel Industries	15,647	565
Interface, Cl A	37,648	712
ITT	728	30

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jacobs Engineering Group	4,808	$271
JetBlue Airways *	36,653	732
John Bean Technologies	26,918	2,406
Joy Global	4,428	125
Kadant	11,919	738
KBR	70,500	1,061
Kelly Services, Cl A	23,230	497
Kennametal	15,509	575
KEYW Holding *(A)	84,500	838
Kforce	2,479	64
Kirby *	1,714	119
KLX *	7,957	401
Knoll	17,081	382
Kornit Digital *	34,260	555
Kratos Defense & Security Solutions *	44,005	363
LB Foster, Cl A *	6,900	96
LSC Communications	10,896	310
Lydall *	8,603	436
Macquarie Infrastructure	1,955	150
Manpowergroup	3,395	329
Marten Transport	1,251	31
Masonite International *	22,087	1,725
MasTec *	26,605	1,044
Matson	523	18
McGrath RentCorp	10,994	414
Meritor *	53,207	870
Mistras Group *	1,572	35
Moog, Cl A *	1,517	103
MRC Global *	6,732	136
MSC Industrial Direct, Cl A	1,673	168
Mueller Industries	9,583	401
Mueller Water Products, Cl A	79,222	982
MYR Group *	12,220	458
National Presto Industries	1,435	143
NCI Building Systems *	4,974	80
Nordson	3,565	428
Northwest Pipe *	24,680	432
NV5 Global *	14,500	534
Old Dominion Freight Line	1,441	132
On Assignment *	42,991	2,029
Orbital ATK	1,182	109
Orion Marine Group *	50,700	475
Oshkosh Truck	10,626	721
Owens Corning	7,488	438
Park-Ohio Holdings	9,903	442
Patrick Industries *	4,449	355
Ply Gem Holdings *	7,764	135
Powell Industries	1,766	58
Quad, Cl A	5,357	145
Quanta Services *	10,972	409
Rand Logistics *	35,872	27
Regal-Beloit	242	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ritchie Bros Auctioneers	14,435	$486
Roadrunner Transportation Systems *	22,201	167
RPX *	6,190	67
Rush Enterprises, Cl A *	4,211	145
Ryder System	1,083	82
Saia *	3,495	169
Scorpio Bulkers *	9,200	68
Simpson Manufacturing	7,615	329
SkyWest	10,100	355
Sparton *	9,937	230
Spirit AeroSystems Holdings, Cl A	5,779	356
Spirit Airlines *	5,700	298
SPX *	6,355	168
Standex International	7,709	736
Steelcase, Cl A	27,370	438
Supreme Industries, Cl A	20,166	394
Swift Transportation, Cl A *	40,260	874
Team *	41,739	1,434
Teledyne Technologies *	381	50
Terex	1,497	47
Tetra Tech	15,687	631
Timken	2,111	93
Titan International	35,330	468
Titan Machinery *(A)	49,400	699
TransUnion *	10,291	382
TriMas *	471	10
Triumph Group (A)	9,000	250
TrueBlue *	2,640	69
Tutor Perini *	74,033	2,254
United Rentals *	839	107
Universal Forest Products	1,833	176
Valmont Industries	3,805	598
Vectrus *	17,092	414
Viad	14,354	678
Wabash National (A)	42,018	889
WageWorks *	32,374	2,493
Wesco Aircraft Holdings *	19,600	237
WESCO International *	13,849	963
West	252	6
XPO Logistics *(A)	28,420	1,449

		88,527

Information Technology — 17.0%
Acacia Communications *(A)	8,200	426
Acxiom *	146,476	4,177
ADTRAN	19,655	416
Advanced Energy Industries *	6,460	401
Advanced Micro Devices *	11,636	168
Aerohive Networks *(A)	159,800	759
Alarm.com Holdings *	12,240	349
Alpha & Omega Semiconductor *	12,070	232
Amkor Technology *	77,377	760

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Applied Optoelectronics *	10,613	$487
ARRIS International *	668	17
Arrow Electronics *	5,822	420
Aspen Technology *	498	29
Avid Technology *	453	3
Avnet	611	28
AVX	1,579	24
AXT *	57,245	406
Barracuda Networks *	2,340	55
Bazaarvoice *	135,700	604
Bel Fuse, Cl B	10,088	263
Belden	9,195	650
Benchmark Electronics *	35,015	1,089
Black Box	31,831	286
Blucora *	744	12
Booz Allen Hamilton Holding, Cl A	66,728	2,387
Brightcove *	5,777	49
Brocade Communications Systems	11,776	145
Brooks Automation	20,199	421
CalAmp *	201,103	3,260
Callidus Software *	140,526	2,649
Cavium *	47,604	3,119
CEVA *	8,392	280
CIBER *	239,700	78
Cirrus Logic *	1,605	87
Cognex	19,612	1,506
Coherent *	10,362	1,892
CommScope Holding *	16,545	630
CommVault Systems *	428	21
Convergys	12,092	265
Cornerstone OnDemand *	59,564	2,488
CSG Systems International	9,300	367
CSRA	22,130	660
CyberOptics *	9,372	322
DHI Group *	42,910	212
Digi International *	14,700	181
Dolby Laboratories, Cl A	1,894	93
EchoStar, Cl A *	8,850	471
Entegris *	4,083	87
ePlus *	103	13
Euronet Worldwide *	16,460	1,363
EVERTEC	7,778	131
Exar *	117,457	1,229
Fair Isaac	88	11
FARO Technologies *	1,438	50
Finisar *	63,597	2,129
FireEye *	241,348	2,718
Five9 *	140,282	2,232
Gigamon *	1,435	49
GigPeak *	2,706	8
GTT Communications *	12,954	361
Hackett Group	23,222	468

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IAC *	5,428	$401
II-VI *	12,383	441
Impinj *(A)	11,244	319
Inphi *	21,700	1,019
Insight Enterprises *	15,169	643
Integrated Device Technology *	15,635	374
InterDigital	3,929	330
IPG Photonics *	3,339	395
Ixia *	2,738	54
IXYS *	3,838	47
j2 Global	9,155	745
Kulicke & Soffa Industries *	52,127	1,067
Littelfuse	16,492	2,663
LogMeIn *	13,615	1,249
Lumentum Holdings *	58,375	2,679
M *	6,380	294
ManTech International, Cl A	837	31
Marvell Technology Group	19,428	303
MAXIMUS	41,169	2,457
MaxLinear, Cl A *	13,439	350
Medallion Financial (A)	23,200	51
MeetMe *	6,822	33
Mentor Graphics	4,196	156
Mercury Systems *	65,729	2,456
Microsemi *	25,377	1,315
MicroStrategy, Cl A *	371	71
MINDBODY, Cl A *(A)	19,477	517
Mitek Systems *	1,604	10
MKS Instruments (A)	6,298	413
MoneyGram International *	37,900	484
Monolithic Power Systems	19,746	1,737
Nanometrics *	26,808	729
NeoPhotonics *	6,787	69
NETGEAR *	13,209	724
NeuStar, Cl A *	12,004	398
Nimble Storage *	47,200	428
Oclaro *	41,543	353
ON Semiconductor *	25,434	385
PDF Solutions *	86,882	1,858
Perficient *	36,937	671
Photronics *	50,232	537
Plantronics	7,000	375
Plexus *	599	34
Proofpoint *(A)	29,920	2,357
PTC *	8,524	459
Q2 Holdings *	24,280	873
QAD, Cl A	19,400	533
RealPage *	13,978	472
RetailMeNot *	9,077	81
Rogers *	8,190	676
Rubicon Project *	30,074	263
Rudolph Technologies *	12,684	273

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanmina *	41,648	$1,624
ScanSource *	16,775	675
Science Applications International	4,381	381
Semtech *	13,072	437
Silicon Laboratories *	5,353	361
Sonus Networks *	36,674	216
Stamps.com *(A)	3,047	384
SuperCom *(A)	65,000	192
Sykes Enterprises *	16,643	453
Synaptics *	1,553	83
SYNNEX	2,611	305
Synopsys *	5,114	365
Tech Data *	16,837	1,465
Teradyne	3,711	106
Travelport Worldwide	4,292	54
TrueCar *(A)	174,364	2,452
TTM Technologies *(A)	22,714	367
Tyler Technologies *	4,590	696
Ultra Clean Holdings *	36,155	501
Ultratech *	908	26
Universal Display	4,418	375
Verint Systems *	60	2
Viavi Solutions *	61,367	615
Vishay Intertechnology (A)	23,300	369
Vishay Precision Group *	20,000	322
Xcerra *	66,200	579
XO Group *	1,409	26
Xperi	509	18
Zendesk *	13,288	362

		93,956

Materials — 4.6%
A. Schulman	7,300	246
AdvanSix *	13,900	379
AK Steel Holding *	22,255	185
Allegheny Technologies *(A)	34,900	670
Avery Dennison	4,589	370
Berry Plastics Group *	22,908	1,153
Boise Cascade *	14,400	390
Cabot	17,084	991
Carpenter Technology	17,215	698
Chemours	17,684	595
Chemtura *	1,022	34
Clearwater Paper *	5,600	311
Cliffs Natural Resources *	91,701	978
Coeur Mining *	4,347	37
Commercial Metals	32,413	685
Domtar	9,600	366
Ferro *	3,942	55
Ferroglobe *	55,400	6
Ferroglobe PLC	87,600	945
Flotek Industries *(A)	31,200	422

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FutureFuel	14,233	$188
Glatfelter	15,000	332
Gold Resource	3,308	17
Greif, Cl A	474	27
Haynes International	244	10
Hecla Mining	16,917	94
Huntsman	19,982	452
Ingevity *	15,870	857
Innophos Holdings	5,281	280
Innospec	5,703	372
Kaiser Aluminum	6,751	532
KapStone Paper and Packaging	18,371	415
Koppers Holdings *	759	33
Kraton Performance Polymers *	4,791	131
Louisiana-Pacific *	16,673	393
Materion	4,752	166
Minerals Technologies	8,202	634
Neenah Paper	1,692	124
Olympic Steel	7,948	192
OMNOVA Solutions *	18,623	172
Owens-Illinois *	21,200	420
PolyOne	13,547	456
Rayonier Advanced Materials	1,925	26
Real Industry *	53,100	271
Reliance Steel & Aluminum	8,138	689
Ryerson Holding *	24,352	264
Schnitzer Steel Industries, Cl A	856	20
Schweitzer-Mauduit International	8,200	336
Scotts Miracle-Gro, Cl A	4,159	377
Sensient Technologies	22,640	1,810
Silgan Holdings	8,469	505
Sonoco Products	4,067	217
Steel Dynamics	19,723	722
Stepan	6,447	487
Stillwater Mining *	1,953	33
Summit Materials, Cl A *	37,443	895
SunCoke Energy *	23,685	231
Tahoe Resources	10,833	92
Trinseo	17,168	1,187
United States Steel	8,564	332
US Concrete *	16,186	1,020
Worthington Industries	1,790	88

		25,415

Real Estate — 5.6%
Acadia Realty Trust	19,785	634
Agree Realty ‡	3,639	181
Alexander & Baldwin	576	26
Alexander’s ‡	232	101
Alexandria Real Estate Equities ‡	1,681	201
American Assets Trust	15,160	667
American Campus Communities ‡	14,354	734

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management, Cl A ‡	5,798	$270
Armada Hoffler Properties ‡	11,098	155
Ashford Hospitality Prime ‡	4,219	55
Ashford Hospitality Trust ‡	51,500	338
Brandywine Realty Trust ‡	13,500	225
Brixmor Property Group ‡	2,068	48
Camden Property Trust ‡	5,816	492
CareTrust ‡	64,900	1,024
CBL & Associates Properties ‡	25,200	253
Cedar Realty Trust ‡	145,500	854
Chatham Lodging Trust ‡	9,200	184
Colony Starwood Homes ‡(A)	53,900	1,773
Columbia Property Trust ‡	1,044	24
CoreCivic ‡	3,528	119
CoreSite Realty ‡	7,610	685
Corporate Office Properties Trust ‡	6,761	231
DCT Industrial Trust ‡	1,933	92
Douglas Emmett ‡	1,212	49
Duke Realty ‡	10,921	280
Education Realty Trust ‡	12,071	509
EPR Properties ‡	8,481	653
Equity Commonwealth *‡	77,864	2,434
Equity One ‡	3,976	126
First Industrial Realty Trust ‡	10,646	286
First Potomac Realty Trust ‡	932	9
Forest City Realty Trust, Cl A ‡	5,651	129
Forestar Group *	4,525	60
Four Corners Property Trust ‡	8,966	199
Franklin Street Properties ‡	34,492	427
GEO Group ‡	11,002	524
Getty Realty ‡	17,730	468
Government Properties Income Trust (A)	14,600	301
Gramercy Property Trust	50,266	1,405
Healthcare Realty Trust ‡	16,493	527
Hersha Hospitality Trust, Cl A	12,700	248
Highwoods Properties ‡	11,176	587
Hospitality Properties Trust ‡	23,883	759
Hudson Pacific Properties	5,291	194
Kennedy-Wilson Holdings	59,600	1,314
Kilroy Realty ‡	2,325	179
Lexington Realty Trust ‡	14,295	160
Liberty Property Trust ‡	8,489	335
Mack-Cali Realty ‡	13,193	385
MedEquities Realty Trust	48,500	529
Mid-America Apartment Communities ‡	2,810	289
Monmouth Real Estate Investment, Cl A ‡	4,182	61
National Retail Properties ‡	5,254	238
National Storage Affiliates Trust ‡	30,871	748
NexPoint Residential Trust ‡	1,391	33
Outfront Media ‡	11,143	289
Parkway	9,004	189
Pebblebrook Hotel Trust	13,319	383

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Piedmont Office Realty Trust, Cl A ‡	30,061	$690
PS Business Parks	536	62
RAIT Financial Trust ‡	6,566	22
Rayonier ‡	3,387	97
RE/MAX Holdings, Cl A	280	16
Retail Properties of America, Cl A ‡	14,299	220
RLJ Lodging Trust	4,367	99
Ryman Hospitality Properties ‡	835	54
Sabra Health Care ‡	16,100	438
Saul Centers ‡	3,030	194
Select Income ‡	38,889	1,011
Senior Housing Properties Trust ‡	11,175	229
Seritage Growth Properties ‡(A)	16,700	776
Silver Bay Realty Trust	678	15
Summit Hotel Properties	44,020	677
Sunstone Hotel Investors ‡	18,321	270
Tanger Factory Outlet Centers ‡(A)	14,615	495
Terreno Realty	15,135	419
Tier REIT	619	11
Uniti Group	3,945	114
Washington Real Estate Investment Trust ‡	413	14
Weingarten Realty Investors ‡	5,552	197
Whitestone, Cl B ‡	25,300	358
Xenia Hotels & Resorts	1,363	24

		31,174

Telecommunication Services — 0.4%
8x8 *	42,365	640
Cincinnati Bell *	2,555	49
IDT, Cl B	16,782	324
Iridium Communications *(A)	36,200	315
magicJack VocalTec *(A)	22,200	167
NII Holdings *	1,324	3
Ooma *	43,000	436
Spok Holdings	11,500	209

		2,143

Utilities — 3.1%
ALLETE	18,578	1,249
Atmos Energy	1,006	79
Avista	17,175	685
Cadiz *	20,200	296
Chesapeake Utilities	13,305	917
Connecticut Water Service	1,691	96
El Paso Electric	9,258	452
Hawaiian Electric Industries	14,220	473
IDACORP	8,933	741
MDU Resources Group	4,283	116
MGE Energy	595	38
Middlesex Water	2,816	106
Northwest Natural Gas	649	39
NorthWestern	16,624	973

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONE Gas	11,939	$783
Ormat Technologies	275	15
Pinnacle West Capital	9,534	784
PNM Resources	35,945	1,305
Portland General Electric	45,450	2,060
SJW	8,358	406
South Jersey Industries	14,600	511
Southwest Gas	23,092	1,975
Spark Energy, Cl A (A)	13,600	367
Spire	9,258	610
UGI	23,916	1,153
Unitil	3,633	162
Vectren	5,414	305
Westar Energy, Cl A	4,682	253
WGL Holdings	2,011	168

		17,117

Total Common Stock (Cost $442,738) ($ Thousands)		523,531

EXCHANGE TRADED FUND — 0.1%

Exchange Traded Fund — 0.1%
iShares Russell 2000 Value Fund	5,100	610

Total Exchange Traded Fund (Cost $615) ($ Thousands)		610

	Face Amount (Thousands)

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B)(C)	$2,856	4

Total Convertible Bond (Cost $445) ($ Thousands)		4

	Number of Rights
RIGHTS — 0.0%
Allos Therapeutics ‡‡	81,300	–

Dyax, Expires 12/31/2019	1,964	–

Kinder Morgan Escrow *‡‡	69,896	–

Media General ‡‡	1,155	1

Allos Therapeutics ‡‡	81,300	–

Total Rights (Cost $—) ($ Thousands)		1

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 9.1%
SEI Liquidity Fund, L.P.
0.470% **†(D)	50,104,729	$50,106

Total Affiliated Partnership (Cost $50,105) ($ Thousands)		50,106

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	31,162,267	31,162

Total Cash Equivalent (Cost $31,162) ($ Thousands)		31,162

Total Investments — 109.3% (Cost $525,065) ($ Thousands) @		$605,414

Percentages are based on Net Assets of $553,880 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $44,022 ($ Thousands).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2017 was $4 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $50,106 ($ Thousands).

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $525,065 ($ Thousands), and the unrealized appreciation and depreciation were $95,699 ($ Thousands) and ($15,351) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$523,531	$–	$–	$523,531
Exchange Traded Fund	610	–	–	610
Rights	1	–	–	1
Convertible Bond	–	–	4	4
Rights	–	–	–	–
Affiliated Partnership	–	50,106	–	50,106
Cash Equivalent	31,162	–	–	31,162

Total Investments in Securities	$555,304	$50,106	$4	$605,414

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income

SEI Liquidity Fund, L.P.	$22,227	$50,602	$(22,723)	$50,106	$250
SEI Daily Income Trust, Government Fund, Cl F	-	192,484	(161,322)	31,162	42

Totals	$22,227	$242,086	$(184,045)	$81,268	$292

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 10.6%
2U *(A)	33,489	$1,224
Abercrombie & Fitch, Cl A	766	9
AMC Entertainment Holdings, Cl A	8,126	255
American Axle & Manufacturing Holdings *	6,858	136
American Outdoor Brands *(A)	269	5
American Public Education *	14,398	348
Arctic Cat *	24,403	451
Bassett Furniture Industries	6,615	181
Beazer Homes USA *	4,663	57
Big 5 Sporting Goods (A)	9,949	134
Big Lots (A)	56,170	2,884
Biglari Holdings *	39	17
BJ’s Restaurants *	2,144	78
Bloomin’ Brands	69,094	1,181
Bojangles’ *	14,975	315
Boot Barn Holdings *(A)	28,159	289
Boyd Gaming *	50,495	993
Buffalo Wild Wings *	1,717	266
Burlington Stores *	485	43
Cabela’s*	904	42
Caleres	182	5
Callaway Golf	20,973	212
Capella Education	3,626	276
Career Education *	4,484	37
Carrols Restaurant Group *	5,047	80
Carter’s	10,084	888
Century Communities *	1,269	29
Cheesecake Factory	388	24
Citi Trends	5,131	86
Cooper Tire & Rubber	6,744	273
Cooper-Standard Holdings *	3,073	344
Core-Mark Holdings	42,887	1,395
Cracker Barrel Old Country Store (A)	767	123
CST Brands	1,579	76
Culp	169	6
Dana Holdings	50,304	950
Del Frisco’s Restaurant Group *	21,590	343
Del Taco Restaurants *	24,824	308
Denny’s *	827	10
DeVry Education Group *	25,134	808
DSW, Cl A	15,151	319
Dunkin’ Brands Group	8,731	480
Eastman Kodak *	3,385	49
Eldorado Resorts *	2,851	46
Entravision Communications, Cl A	4,219	23
Express *	162,858	1,831
Fenix Parts *	28,316	57
Fiesta Restaurant Group *	63,073	1,252
Five Below *(A)	12,438	480
Flexsteel Industries	1,043	52
GameStop, Cl A	2,270	55

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gannett	18,896	$165
Gentherm *	38,940	1,412
Goodyear Tire & Rubber	2,752	96
Graham Holdings, Cl B	44	24
Grand Canyon Education *	24,206	1,486
Harman International Industries	788	88
Haverty Furniture	1,675	39
Helen of Troy *	1,683	164
Hibbett Sports *	14,255	421
Hooker Furniture	7,798	257
Horizon Global *	22,328	408
Hovnanian Enterprises, Cl A *	4,845	12
Installed Building Products *	18,420	867
International Game Technology	7,967	215
Intrawest Resorts Holdings *	357	8
Isle of Capri Casinos *	1,642	40
J Alexander’s Holdings *	1,122	10
Jack in the Box	27,637	2,590
John Wiley & Sons, Cl A	2,392	125
Johnson Outdoors, Cl A	1,457	51
K12 *	13,657	244
Kate Spade *	16,886	403
Kirkland’s *	2,767	31
La-Z-Boy	3,397	92
LCI Industries	2,772	299
Lear	837	119
Libbey	13,163	184
Loral Space & Communications *	950	39
M/I Homes *	300	7
Malibu Boats, Cl A *	37,857	778
Marriott Vacations Worldwide (A)	11,212	1,053
MCBC Holdings *	1,873	28
Michaels *	14,019	282
Modine Manufacturing *	1,406	16
Monro Muffler	30,471	1,752
Movado Group	1,687	41
Murphy USA *	11,443	729
NACCO Industries, Cl A	2,857	184
National CineMedia	82,656	1,060
New Media Investment	5,478	85
New York Times, Cl A	7,870	113
Nexstar Media Group, Cl A	22,506	1,552
Nutrisystem	7,699	358
Office Depot	22,198	93
Oxford Industries	4,505	253
Panera Bread, Cl A *(A)	1,248	288
Party City Holdco *	50,980	737
Perry Ellis International *	13,448	313
Planet Fitness, Cl A *	13,861	298
Pool	1,867	214
Ruth’s Hospitality Group	6,703	113
Sally Beauty Holdings *	66,951	1,464

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scholastic	320	$ 14
Shoe Carnival	917	23
Signet Jewelers (A)	4,850	308
Sinclair Broadcast Group, Cl A	772	31
Skechers U.S.A., Cl A *	44,780	1,150
Spartan Motors	9,804	65
Staples	856	8
Steven Madden *	7,442	278
Stoneridge *	5,991	101
Strayer Education	142	11
Superior Industries International	894	20
Tailored Brands	10,864	251
Taylor Morrison Home, Cl A *	1,230	25
Tenneco	939	60
Thor Industries	2,549	282
TopBuild *	320	13
Tower International	8,946	247
Vera Bradley *	1,516	16
Visteon *	14,994	1,390
William Lyon Homes, Cl A *	81,083	1,494
Winmark	4,040	458
Wolverine World Wide	79,559	2,003
Zagg *	10,451	63

		49,836

Consumer Staples — 3.6%
Andersons	16,344	646
B&G Foods, Cl A (A)	21,382	909
Boston Beer, Cl A *	89	14
Casey’s General Stores	4,086	468
Central Garden & Pet *	6,706	226
Central Garden and Pet, Cl A *	33,662	1,075
Darling International *	47,363	616
Energizer Holdings	1,455	80
Fresh Del Monte Produce (A)	15,932	922
Hain Celestial Group *	15,486	548
Hostess Brands *(A)	148,174	2,257
HRG Group *	1,337	25
Ingredion	1,098	133
Inventure Foods *	72,669	405
John B Sanfilippo & Son	6,545	402
Lancaster Colony	838	110
Medifast	4,246	190
National Beverage *	1,141	67
Nu Skin Enterprises, Cl A	2,004	99
Omega Protein	51,000	1,298
Performance Food Group *	56,733	1,339
Pilgrim’s Pride *	5,726	117
Sanderson Farms	1,896	180
Seaboard	17	62
Snyder’s-Lance	82,553	3,267
SpartanNash	12,272	428

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SUPERVALU *	14,262	$ 54
TreeHouse Foods *(A)	12,095	1,029
United Natural Foods *	1,457	63
Vector Group (A)	2,441	56
Weis Markets	742	45

		17,130

Energy — 5.1%
Abraxas Petroleum *	2,972	6
Archrock	17,071	233
Atwood Oceanics *(A)	2,408	25
Bill Barrett *	24,868	137
California Resources *(A)	6,823	122
Callon Petroleum *	87,113	1,099
Carrizo Oil & Gas *	53,045	1,727
Contango Oil & Gas *	23,918	177
Denbury Resources *	18,308	50
Diamond Offshore Drilling *(A)	5,387	91
Diamondback Energy *	1,001	101
Dril-Quip *	1,057	65
Eclipse Resources *	19,409	42
Energen *	3,841	202
Ensco, Cl A (A)	88,547	862
Evolution Petroleum	120,301	1,053
Exterran *	3,720	113
Fairmount Santrol Holdings *(A)	25,376	241
Forum Energy Technologies *(A)	40,055	869
Gener8 Maritime *	15,790	77
Green Plains Renewable Energy	2,210	55
Gulfport Energy *	98,756	1,712
Helix Energy Solutions Group *	2,085	17
International Seaways *	1,651	31
Jones Energy, Cl A *(A)	14,465	46
Matrix Service *	7,559	122
McDermott International *	17,956	132
Murphy Oil	6,388	181
Nabors Industries	13,737	201
Newfield Exploration *	1,186	43
Oasis Petroleum *	35,663	505
Oceaneering International	733	21
Oil States International *	23,520	866
Overseas Shipholding Group, Cl A	38,365	192
Parsley Energy, Cl A *	9,552	290
Patterson-UTI Energy	40,059	1,106
PBF Energy, Cl A (A)	120,464	2,950
PDC Energy *	8,072	546
Pioneer Energy Services *	38,368	201
QEP Resources *	4,255	59
Renewable Energy Group *	708	6
Resolute Energy *(A)	8,164	380
REX American Resources *	3,300	275
Rice Energy *	6,140	115

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RigNet *	32,210	$ 568
Ring Energy *	21,705	268
Rowan, Cl A *	6,545	119
RPC	2,084	42
RSP Permian *	10,873	429
Sanchez Energy *(A)	22,342	257
Seadrill *(A)	5,044	9
SM Energy	1,852	46
Southwestern Energy *	229,705	1,725
Synergy Resources *(A)	43,412	355
Targa Resources	169	10
Tidewater *	293,668	399
Transocean *	5,160	71
US Silica Holdings	4,935	250
W&T Offshore *	1,282	3
Western Refining	3,093	113
Westmoreland Coal *	6,770	98
Whiting Petroleum *	124,205	1,348
World Fuel Services	11,057	400
WPX Energy *	1,373	18

		23,872

Financials — 17.4%
1st Source	2,800	131
AGNC Investment ‡	7,081	139
Alleghany *	118	76
Allied World Assurance Holdings	1,688	89
Ambac Financial Group *	18,170	402
American Equity Investment Life Holding	129,965	3,497
American Financial Group	2,888	272
American National Insurance	234	28
Ameris Bancorp	21,215	1,025
AMERISAFE	295	19
Arch Capital Group *	2,980	282
Argo Group International Holdings	26,078	1,746
Arlington Asset Investment, Cl A (A)	648	10
Aspen Insurance Holdings	6,916	388
Assurant	1,108	110
Assured Guaranty	16,257	668
Astoria Financial	541	10
Avista Healthcare Public Acquisition *	62,802	641
Axis Capital Holdings	7,567	524
Banc of California (A)	4,226	82
BancFirst	1,429	136
Banco Latinoamericano de Comercio Exterior	1,826	51
Bancorp *	142,896	740
Bancorpsouth	12,926	401
Bank of Hawaii (A)	2,360	199
Bank of NT Butterfield & Son	12,486	407
Bank of the Ozarks (A)	1,999	109
BankUnited	27,573	1,093
Bats Global Markets	20,686	727

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Beneficial Bancorp	9,599	$ 156
Berkshire Hills Bancorp	1,895	67
Blackstone Mortgage Trust, Cl A ‡	24,526	764
Bluerock Residential Growth, Cl A ‡	494	6
Boston Private Financial Holdings	3,626	62
Brookline Bancorp	4,282	68
Bryn Mawr Bank	552	23
Camden National	1,557	66
Capital Bank Financial, Cl A	4,434	181
Capitol Federal Financial	97,615	1,473
Cardinal Financial	434	14
Cathay General Bancorp	545	21
CBOE Holdings (A)	3,594	281
CenterState Banks	5,858	145
Central Pacific Financial	5,245	166
Chemical Financial	43,740	2,330
Chimera Investment ‡	4,437	85
City Holding	1,190	78
CNO Financial Group	93,187	1,949
Commerce Bancshares	8,570	506
Community Bank System	324	19
Community Trust Bancorp	955	44
Cullen/Frost Bankers	1,337	124
Customers Bancorp *	451	15
Dime Community Bancshares	3,808	82
E*TRADE Financial *	649	22
Eagle Bancorp *	6,646	414
East West Bancorp	2,937	159
Easterly Acquisition *	29,432	293
Employers Holdings	7,653	288
Endurance Specialty Holdings	1,321	123
Enova International *	559	8
Enstar Group *	472	91
Enterprise Financial Services	8,698	382
Essent Group *	1,941	68
EverBank Financial	2,572	50
Evercore Partners, Cl A	4,370	348
Everest Re Group	3,966	933
FBL Financial Group, Cl A	218	15
Federal Agricultural Mortgage, Cl C	7,904	455
Federated Investors, Cl B	5,746	156
Federated National Holding	10,155	203
Fidelity Southern	1,615	38
Financial Engines	25,876	1,146
First American Financial	1,786	70
First BanCorp *	70,630	451
First Busey	2,743	85
First Citizens BancShares, Cl A	1,355	483
First Commonwealth Financial	163,450	2,277
First Defiance Financial	6,748	332
First Financial	2,735	127
First Financial Bancorp	963	27

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Horizon National	34,657	$ 691
First Interstate Bancsystem, Cl A	15,092	662
First Merchants	3,422	137
First NBC Bank Holding *(A)	10,475	47
FirstCash	1,163	52
Flagstar Bancorp *	7,323	208
Flushing Financial	7,420	207
FNB (Pennsylvania)	264,595	4,120
Franklin Financial Network *	169	7
Fulton Financial	17,740	339
Genworth Financial, Cl A *	21,664	89
Great Southern Bancorp	779	39
Great Western Bancorp	36,926	1,578
Green Dot, Cl A *	73,194	2,145
Hancock Holding	21,941	1,041
Hanmi Financial	6,240	208
Hanover Insurance Group	8,194	738
HCI Group	163	8
Heartland Financial USA	4,385	217
Hercules Capital	35,238	522
Heritage Financial	3,940	98
Heritage Insurance Holdings	5,537	82
Hilltop Holdings	1,133	32
HomeStreet *	1,490	41
HomeTrust Bancshares *	500	12
Hope Bancorp	4,486	96
Horace Mann Educators	17,396	729
Huntington Bancshares	20,546	291
IBERIABANK	27,044	2,292
Independent Bank	4,051	117
Independent Bank Group	16,656	1,054
Infinity Property & Casualty	6,446	608
International Bancshares	3,809	145
International FCStone *	4,869	184
Invesco Mortgage Capital ‡	2,832	44
Investors Bancorp	26,646	390
James River Group Holdings	237	10
Janus Capital Group	6,197	78
KCG Holdings, Cl A *	1,264	18
Lakeland Financial	1,663	75
LegacyTexas Financial Group	434	18
Legg Mason	25,700	969
LendingClub *	8,006	43
Maiden Holdings	853	13
MB Financial	13,925	627
Meridian Bancorp	308	6
Meta Financial Group	2,618	224
MFA Financial ‡	8,540	68
MGIC Investment *	57,496	612
Moelis, Cl A	7,962	293
National Western Life Group, Cl A	33	10
Navigators Group	906	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NBT Bancorp	5,960	$ 241
Nelnet, Cl A	1,206	54
New Residential Investments ‡	11,882	200
NMI Holdings, Cl A *	786	9
OceanFirst Financial	11,518	336
OFG Bancorp (A)	251,368	3,243
Old National Bancorp	61,397	1,127
Old Republic International	2,548	53
OneBeacon Insurance Group, Cl A	6,128	100
Opus Bank *	7,111	154
Oritani Financial	363	6
Pace Holdings *	63,071	631
Pacific Premier Bancorp *	8,791	352
PennantPark Investment	69,840	595
PennyMac Financial Services, Cl A *	1,243	22
Piper Jaffray	332	23
PJT Partners	173	6
Popular	11,107	489
PRA Group *	1,288	53
Preferred Bank	11,192	628
Primerica (A)	3,971	321
PrivateBancorp, Cl A	3,704	210
ProAssurance	18,295	1,081
Prosperity Bancshares	1,562	116
Provident Financial Services	525	14
Radian Group	27,150	505
Raymond James Financial	1,402	110
Regional Management *	1,446	30
Reinsurance Group of America, Cl A	1,775	231
RenaissanceRe Holdings	1,620	239
S&T Bancorp	181	6
Safety Insurance Group	129	9
Sandy Spring Bancorp	2,254	97
Seacoast Banking Corporation of Florida *	534	12
Selective Insurance Group	24,580	1,089
SLM *	67,100	805
Southside Bancshares	306	11
Starwood Property Trust ‡	3,784	86
State Bank Financial	242	7
Sterling Bancorp	39,708	983
Stewart Information Services	386	17
Stock Yards Bancorp	1,413	62
Stonegate Bank	600	28
Synovus Financial	3,686	156
TCF Financial	29,737	517
Texas Capital Bancshares *	3,962	353
Tompkins Financial	862	77
Torchmark	982	76
Towne Bank	3,623	118
TriCo Bancshares	1,687	61
Trupanion *	22,373	348
TrustCo Bank	2,309	19

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trustmark	625	$ 21
Two Harbors Investment ‡	8,484	79
UMB Financial	1,314	104
Umpqua Holdings	117,417	2,209
Union Bankshares	4,866	176
United Community Banks	1,736	50
United Fire Group	8,006	338
Universal Insurance Holdings	571	15
Univest Corp of Pennsylvania	30,796	858
Validus Holdings	16,671	961
Voya Financial	41,805	1,724
Waddell & Reed Financial, Cl A	5,735	110
Walker & Dunlop *	8,532	347
Washington Federal	3,453	117
Washington Trust Bancorp	651	35
Webster Financial	148	8
WesBanco	250	10
Western Alliance Bancorp *	22,775	1,176
White Mountains Insurance Group	117	110
Wintrust Financial	33,663	2,481
WisdomTree Investments (A)	74,825	682
World Acceptance *	216	11
Zions Bancorporation	6,308	283

		82,176

Health Care — 12.5%
Acadia Healthcare *(A)	22,390	1,001
Accelerate Diagnostics *(A)	17,704	451
Aceto	375	6
Achaogen *	19,039	447
Aclaris Therapeutics *(A)	10,798	337
Aerie Pharmaceuticals *	5,689	269
Akorn *(A)	41,915	872
Alere *	1,529	59
Allscripts Healthcare Solutions *	3,885	47
AMAG Pharmaceuticals *(A)	71,624	1,608
AMN Healthcare Services *	65,340	2,689
Analogic	309	25
AngioDynamics *	984	16
Anika Therapeutics *	637	30
Applied Genetic Technologies *	4,051	31
Array BioPharma *(A)	27,045	311
Atara Biotherapeutics *(A)	23,613	365
athenahealth *	5,172	610
Avadel Pharmaceuticals ADR *(A)	88,519	944
Avexis *(A)	4,618	283
Bio-Rad Laboratories, Cl A *	2,022	394
BioSpecifics Technologies *	1,556	82
BioTelemetry *	14,126	360
Bluebird Bio *(A)	5,241	459
Cantel Medical	3,668	301
Capital Senior Living *	85,431	1,435

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cara Therapeutics *	19,128	$ 307
Cardiovascular Systems *	12,450	354
Catalent *	22,302	640
Charles River Laboratories International *	5,361	466
Chimerix *	71,725	407
Clovis Oncology *	6,544	378
Community Health Systems *	2,169	21
CorVel *	1,900	77
Cynosure, Cl A *	47,123	3,110
DBV Technologies ADR *	9,711	354
Diplomat Pharmacy *(A)	3,300	45
Eagle Pharmaceuticals *	3,557	273
Emergent Biosolutions *	1,372	43
Enanta Pharmaceuticals *	1,760	51
Endologix *(A)	71,070	470
Entellus Medical *	24,376	339
Envision Healthcare *	9,414	659
Exact Sciences *(A)	46,368	998
Exactech *	579	14
Exelixis *	25,298	545
Five Prime Therapeutics *	325	15
Glaukos *	5,640	257
Global Blood Therapeutics *(A)	11,822	329
Globus Medical, Cl A *	4,943	138
Halozyme Therapeutics *(A)	2,512	32
HealthSouth	17,346	734
HealthStream *(A)	16,403	401
Heron Therapeutics *	25,178	360
Heska *	2,938	273
Hill-Rom Holdings	4,643	309
HMS Holdings *	5,224	97
Immunomedics *	86,596	433
INC Research Holdings, Cl A *	30,812	1,345
Insulet *	7,669	334
Integra LifeSciences Holdings *	40,374	1,726
Intercept Pharmaceuticals *(A)	4,867	621
iRadimed *(A)	2,408	20
Lannett *	152,587	3,357
LeMaitre Vascular	1,208	27
Ligand Pharmaceuticals *(A)	18,736	1,960
Loxo Oncology *	10,333	459
Magellan Health Services *	2,071	143
Masimo *	5,986	541
Medicines *	6,523	342
Medidata Solutions *	12,484	698
Merit Medical Systems *	25,266	778
MiMedx Group *	87,310	748
Molina Healthcare *(A)	41,250	2,001
Myriad Genetics *(A)	5,144	100
National Research, Cl A	9,506	177
Natus Medical *	1,474	55
Neurocrine Biosciences *	7,955	351

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Neuroderm *	20,038	$ 464
Nevro *(A)	4,599	442
Novadaq Technologies *(A)	55,305	402
Omnicell *	23,125	879
OraSure Technologies *	60,164	674
Orthofix International *	2,137	76
Pacific Biosciences of California *(A)	67,885	343
PAREXEL International *	327	21
Patterson	12,442	566
PDL BioPharma *	81,952	175
PerkinElmer	2,219	120
Phibro Animal Health, Cl A	1,811	50
PRA Health Sciences *	15,190	896
Prestige Brands Holdings *	73,395	4,156
Prothena *(A)	850	50
Quality Systems *	1,291	20
Quidel *	16,302	342
REGENXBIO *	12,467	229
Repligen *	11,346	358
Revance Therapeutics *	23,643	497
Sarepta Therapeutics *	1,036	32
SciClone Pharmaceuticals *	11,677	116
Spectranetics *	24,798	690
Supernus Pharmaceuticals *	49,816	1,280
SurModics *	3,490	86
Syndax Pharmaceuticals *	23,639	269
Synergy Pharmaceuticals *	61,294	355
Teladoc *(A)	14,381	317
Teleflex	31	6
TESARO *	2,938	553
Tivity Health *	11,802	341
TransEnterix *	2,530	3
Triple-S Management, Cl B *	18,342	342
Veeva Systems, Cl A *	5,505	241
Versartis *	27,223	595
WellCare Health Plans *	2,427	343
Xencor *	15,941	396

		58,869

Industrials — 17.8%
AAR	12,130	417
ABM Industries	245	10
Acacia Research *	109,481	640
ACCO Brands *	92,745	1,243
Actuant, Cl A	11,653	309
Advisory Board *	7,243	326
AGCO	1,096	67
Air Transport Services Group *	436	7
Alamo Group	1,535	115
Alaska Air Group	747	73
Allegiant Travel, Cl A	366	64
Allison Transmission Holdings, Cl A	725	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Altra Industrial Motion	7,555	$ 293
American Woodmark *	773	67
Apogee Enterprises (A)	51,452	2,942
Applied Industrial Technologies	1,878	118
ArcBest	690	20
Argan	5,587	385
Astec Industries	5,774	365
Atlas Air Worldwide Holdings *	44,263	2,516
Barnes Group	23,174	1,161
Barrett Business Services	918	59
Brady, Cl A	7,834	300
Briggs & Stratton	10,568	226
Brink’s	7,164	383
BWX Technologies	38,175	1,773
Carlisle	804	83
CEB	24,557	1,904
Ceco Environmental	400	5
Chicago Bridge & Iron	21,192	711
CIRCOR International	13,060	811
Clean Harbors *	32,211	1,867
Comfort Systems USA	6,078	232
Continental Building Products *	1,492	36
Copa Holdings, Cl A	1,271	135
CRA International	963	35
Crane	22,659	1,638
Curtiss-Wright	16,003	1,566
Deluxe *	23,199	1,707
DigitalGlobe *	11,372	360
Ducommun *	4,825	149
EMCOR Group	32,042	1,970
EnerSys	798	61
Ennis	34,527	565
EnPro Industries	9,290	606
ESCO Technologies	353	19
Essendant	19,795	315
Esterline Technologies *	1,777	158
Forward Air	19,307	957
Franklin Electric	19,090	800
FuelCell Energy *	3,929	6
G&K Services, Cl A	122	12
Generac Holdings *	10,092	394
Gibraltar Industries *	10,199	423
Global Brass & Copper Holdings	18,953	638
Granite Construction	14,310	759
Greenbrier	439	18
Griffon	11,273	284
Harsco *	6,916	97
Hawaiian Holdings *	1,326	64
Heartland Express	44,789	929
HEICO, Cl A	13,351	947
Heidrick & Struggles International	3,354	82
Herc Holdings *	663	34

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heritage-Crystal Clean *	111,353	$ 1,659
Herman Miller	2,097	62
Hexcel	8,462	465
Hub Group, Cl A *	241	12
Hudson Technologies *	88,994	637
Huntington Ingalls Industries	1,774	388
Huron Consulting Group *	9,923	431
Hyster-Yale Materials Handling	213	13
ICF International *	3,447	148
InnerWorkings *	125,634	1,220
Insperity	2,619	218
Insteel Industries	4,864	176
ITT	38,591	1,581
Jacobs Engineering Group	2,917	165
JetBlue Airways *	16,465	329
John Bean Technologies	5,981	535
Joy Global	4,614	130
Kadant	2,285	141
Kaman	301	16
Kelly Services, Cl A	3,308	71
Kennametal	43,571	1,616
Kforce	5,696	147
Kirby *	16,516	1,143
KLX *	6,106	307
Knoll	2,276	51
Korn/Ferry International	18,600	575
Kratos Defense & Security Solutions *	33,765	279
LB Foster, Cl A *	49,468	690
Lincoln Electric Holdings	240	20
LSC Communications	6,459	184
Macquarie Infrastructure	1,501	115
Manpowergroup	1,878	182
Masonite International *	16,596	1,296
MasTec *	40,474	1,589
Matson	1,159	39
Matthews International, Cl A	4,493	296
McGrath RentCorp	8,056	303
Meritor *	18,625	305
Mistras Group *	1,395	31
Moog, Cl A *	2,740	185
MRC Global *	49,450	999
MSA Safety	11,325	818
MSC Industrial Direct, Cl A	1,084	109
Mueller Industries	7,321	306
Mueller Water Products, Cl A	24,636	305
Multi-Color	9,723	697
MYR Group *	7,491	281
National Presto Industries	1,361	136
NCI Building Systems *	12,792	205
Nordson	2,736	328
Northwest Pipe *	2,970	52
Old Dominion Freight Line	961	88

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
On Assignment *	56,783	$ 2,680
Orbital ATK	1,128	104
Oshkosh Truck	7,352	499
Owens Corning	4,491	263
Park-Ohio Holdings	1,818	81
Patrick Industries *	3,414	273
Ply Gem Holdings *	12,705	221
Powell Industries	823	27
Proto Labs *	9,155	500
Quad, Cl A	4,286	116
Quanta Services *	9,512	355
Regal-Beloit	7,205	536
Rexnord *	2,568	57
Ritchie Bros Auctioneers	10,629	358
Roadrunner Transportation Systems *	17,503	132
RPX *	15,440	166
Rush Enterprises, Cl A *	2,748	95
Ryder System	691	53
Saia *	7,850	380
SkyWest	555	19
Snap-on	120	20
SP Plus *	44,669	1,441
Sparton *	6,653	154
Spirit AeroSystems Holdings, Cl A	3,241	200
SPX *	2,006	53
Standex International	6,077	580
Steelcase, Cl A	9,845	158
Supreme Industries, Cl A	15,266	298
Swift Transporation, Cl A *(A)	64,581	1,403
TASER International *(A)	15,617	401
Team *	45,211	1,553
Teledyne Technologies *	2,371	312
Tennant	13,732	965
Terex	19,324	604
Tetra Tech	20,634	831
Timken	1,158	51
Titan International	27,109	359
TransUnion *	7,898	293
TriMas *	18,729	413
TriNet Group *	64,650	1,736
Triumph Group	58,769	1,634
TrueBlue *	23,356	606
Tutor Perini *	13,248	403
UniFirst	1,436	191
United Rentals *	559	72
Universal Forest Products	2,793	268
Vectrus *	14,075	341
Viad	8,055	380
Wabash National	7,887	167
WageWorks *	24,348	1,875
Wesco Aircraft Holdings *	67,910	822
WESCO International *	8,334	579

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XPO Logistics *	8,813	$ 449
Xylem	799	38

		83,921

Information Technology — 18.6%
3D Systems *(A)	21,134	321
Actua *	43,734	599
Acxiom *	87,023	2,482
Advanced Energy Industries *	7,552	469
Advanced Micro Devices *	12,829	185
Alpha & Omega Semiconductor *	8,879	171
Amkor Technology *	21,419	210
Anixter International *	9,885	823
Applied Optoelectronics *	8,145	374
ARRIS International *	414	11
Arrow Electronics *	3,990	288
Aspen Technology *	17,229	1,002
Avid Technology *	3,686	21
Avnet	2,621	121
AVX	371	6
AXT *	43,932	312
Bankrate *	3,516	38
Barracuda Networks *	18,119	429
Benchmark Electronics *	13,820	430
Black Box	17,903	161
Blackhawk Network Holdings, Cl A *	46,713	1,703
Blackline *	3,518	100
Blucora *	496	8
Bottomline Technologies de *	35,330	881
Brightcove *	7,041	59
BroadSoft *	8,358	358
Brocade Communications Systems	8,309	102
Brooks Automation	15,368	321
Cabot Microelectronics	160	11
CACI International, Cl A *	2,860	359
CalAmp *	150,631	2,442
Callidus Software *	145,873	2,750
Carbonite *	32,416	630
Cardtronics *	673	30
Cavium *	35,656	2,336
CEVA *	6,440	215
ChannelAdvisor *	52,403	563
Cimpress *(A)	5,345	429
Cirrus Logic *	2,180	118
Cognex	4,782	367
Coherent *	4,625	844
Cohu	1,719	29
CommVault Systems *	165	8
comScore *	14,008	336
Convergys	10,079	220
Cornerstone OnDemand *	44,730	1,868
CSRA	17,993	537

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CTS	24,004	$ 526
CyberOptics *	7,192	247
Cypress Semiconductor	129,621	1,720
Descartes *	21,641	456
DHI Group *	8,608	43
Diebold	44,982	1,358
Dolby Laboratories, Cl A	1,049	51
EchoStar, Cl A *	6,791	362
EMCORE *	2,787	25
Entegris *	1,700	36
Envestnet *	15,960	617
ePlus *	76	10
Euronet Worldwide *	4,493	372
Everbridge *(A)	18,043	344
EVERTEC	8,064	136
Exa *	65,384	1,025
Exar *	2,373	25
Fair Isaac	50	6
FARO Technologies *	1,709	59
Finisar *	48,665	1,629
FireEye *(A)	180,783	2,036
Five9 *	105,076	1,672
Forrester Research	10,692	390
Gigamon *	1,221	42
GigPeak *	8,626	26
GTT Communications *	9,941	277
Hackett Group	3,909	79
IAC *	4,165	308
II-VI *	37,102	1,321
Impinj *	8,628	245
Inphi *	26,207	1,230
Insight Enterprises *	4,675	198
Integrated Device Technology *	88,726	2,121
InterDigital	3,259	274
IPG Photonics *	2,562	303
Ixia *	31,009	608
IXYS *	7,216	89
Kulicke & Soffa Industries *	14,526	297
Littelfuse	6,890	1,112
LivePerson *	79,115	558
Lumentum Holdings *	43,880	2,014
MACOM Technology Solutions Holdings *	15,548	717
ManTech International, Cl A	4,574	167
Marvell Technology Group	15,687	245
MAXIMUS	25,294	1,509
MaxLinear, Cl A *	3,015	78
MeetMe *	6,529	32
Mellanox Technologies *(A)	49,137	2,378
Mentor Graphics	4,286	159
Mercury Systems *	8,644	323
Mesa Laboratories (A)	2,687	336
Methode Electronics	330	14

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsemi *	5,231	$ 271
MicroStrategy, Cl A *	428	82
MINDBODY, Cl A *(A)	14,945	397
Mitek Systems *	3,315	21
MKS Instruments (A)	24,153	1,584
Monolithic Power Systems	2,656	234
Monotype Imaging Holdings	185	4
Nanometrics *	20,876	568
NeoPhotonics *	6,506	66
NETGEAR *	4,264	234
NeuStar, Cl A *	2,563	85
New Relic *(A)	16,569	583
Nuance Communications *	56,395	960
Oclaro *	31,876	271
ON Semiconductor *	19,519	295
PDF Solutions *	65,079	1,391
Perficient *	28,135	511
Photronics *	27,173	291
Plexus *	399	22
Progress Software	1,578	45
Proofpoint *	22,490	1,772
PTC *	13,424	723
QAD, Cl A	16,627	456
Qualys *	257	9
QuinStreet *	906	3
RealPage *	30,952	1,045
RetailMeNot *	17,413	156
Rogers *	5,800	479
Rubicon Project *	29,520	258
Rudolph Technologies *	9,751	210
Sanmina *	42,436	1,655
ScanSource *	4,632	186
Science Applications International	3,362	292
Semtech *	23,121	773
Shutterstock *	9,103	397
Silicon Laboratories *	4,887	330
Sonus Networks *	36,286	214
SPS Commerce *	4,614	255
Stamps.com *	2,339	295
Stratasys *(A)	27,789	549
Sykes Enterprises *	12,702	346
Synaptics *	3,700	197
SYNNEX	3,041	356
Synopsys *	4,519	323
Tech Data *	19,763	1,719
Teradyne	5,180	147
TiVo	1,729	32
Trade Desk, Cl A *	15,370	649
Travelport Worldwide	7,629	97
TrueCar *(A)	131,237	1,845
TTM Technologies *	16,911	273
Ultra Clean Holdings *	27,747	384

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultratech *	244	$ 7
Universal Display	3,391	288
VeriFone Systems *	139,140	2,876
Verint Systems *	1,742	66
Viavi Solutions *	33,473	335
Virtusa *	12,619	391
XO Group *	4,370	81
Xperi	970	35
Zebra Technologies, Cl A *	30,515	2,768
Zendesk *	10,198	278
Zix *	1,928	10

		87,757

Materials — 4.4%
A. Schulman	31,791	1,073
AK Steel Holding *	22,064	184
Allegheny Technologies *(A)	19,235	370
Avery Dennison	2,658	215
Berry Plastics Group *	10,698	538
Cabot	5,198	301
Chemours	19,728	664
Chemtura *	1,411	47
Cliffs Natural Resources *(A)	36,085	385
Coeur Mining *	6,855	59
Commercial Metals	59,971	1,267
Ferro *	3,814	53
Ferroglobe *	2,398	—
FutureFuel	13,957	185
Gold Resource	2,365	12
Greif, Cl A	572	33
Haynes International	163	6
Hecla Mining	11,667	65
Huntsman	14,488	327
Ingevity *	23,431	1,265
Innophos Holdings	6,122	324
Innospec	6,128	400
Kaiser Aluminum	2,707	213
KapStone Paper and Packaging	14,096	319
Koppers Holdings *	3,610	158
Kraton Performance Polymers *	4,922	134
Louisiana-Pacific *	12,796	302
LSB Industries *	172,262	1,872
Materion	4,150	145
Minerals Technologies	12,630	976
Neenah Paper	1,298	95
Olin	12,146	378
Olympic Steel	11,822	286
OMNOVA Solutions *	15,297	141
Owens-Illinois *	39,745	787
PolyOne	447	15
Rayonier Advanced Materials	8,293	110
Reliance Steel & Aluminum	4,251	360

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryerson Holding *	31,269	$ 339
Schnitzer Steel Industries, Cl A	1,171	28
Scotts Miracle-Gro, Cl A	3,191	289
Sensient Technologies	9,855	788
Silgan Holdings	20,487	1,221
Sonoco Products	2,336	125
Steel Dynamics	13,447	492
Stepan	1,068	81
Stillwater Mining *	2,368	40
Summit Materials, Cl A *	11,412	273
SunCoke Energy *	20,391	199
Tahoe Resources	6,170	52
Trinseo	8,501	588
United States Steel	23,074	893
US Concrete *(A)	12,124	764
Valvoline (A)	16,382	367
Worthington Industries	4,200	206

		20,809

Real Estate — 3.2%
Agree Realty ‡	3,000	149
Alexander & Baldwin	1,330	60
Alexander’s ‡	66	29
Alexandria Real Estate Equities ‡	1,109	132
American Campus Communities ‡	2,561	131
Apartment Investment & Management, Cl A ‡	3,663	170
Armada Hoffler Properties ‡	10,111	141
Ashford Hospitality Prime ‡	1,395	18
Brandywine Realty Trust ‡	47,274	788
Brixmor Property Group ‡	1,188	28
Camden Property Trust ‡	4,272	362
Columbia Property Trust ‡	258	6
Community Healthcare Trust	395	9
CoreCivic ‡	2,417	81
Corporate Office Properties Trust ‡	22,029	751
DCT Industrial Trust ‡	1,187	57
DiamondRock Hospitality ‡	99,420	1,081
Douglas Emmett ‡	1,922	77
Duke Realty ‡	7,027	180
DuPont Fabros Technology	1,557	80
Education Realty Trust ‡	10,365	437
EPR Properties ‡	2,022	156
Equity Commonwealth *‡	8,613	269
Equity One ‡	16,361	518
First Industrial Realty Trust ‡	9,328	251
First Potomac Realty Trust ‡	872	9
FirstService	6,996	404
Forest City Realty Trust, Cl A ‡	4,103	94
Forestar Group *	6,141	82
Four Corners Property Trust ‡	651	14
Franklin Street Properties ‡	6,194	77
GEO Group ‡	1,834	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Getty Realty ‡	1,027	$ 27
Healthcare Realty Trust ‡	2,784	89
Hersha Hospitality Trust, Cl A	728	14
Highwoods Properties ‡	1,555	82
Hospitality Properties Trust ‡	1,989	63
Hudson Pacific Properties	3,527	129
Jernigan Capital	16,939	364
Kilroy Realty ‡	1,550	120
Kite Realty Group Trust	31,270	708
Lexington Realty Trust ‡	38,682	432
Liberty Property Trust ‡	5,582	220
Life Storage ‡	9,160	812
Mack-Cali Realty ‡	1,062	31
Mid-America Apartment Communities ‡	2,017	207
Monmouth Real Estate Investment, Cl A ‡	2,159	31
National Health Investors ‡	1,335	101
National Retail Properties ‡	4,082	185
National Storage Affiliates Trust ‡	25,534	618
NexPoint Residential Trust ‡	629	15
Outfront Media ‡	8,611	223
Parkway	1,020	21
Piedmont Office Realty Trust, Cl A ‡	6,342	145
PS Business Parks	1,367	159
QTS Realty Trust, Cl A ‡	20,195	1,062
Rayonier ‡	2,045	59
RE/MAX Holdings, Cl A	187	11
Regency Centers ‡	131	9
Retail Properties of America, Cl A ‡	8,641	133
RLJ Lodging Trust	5,862	133
Ryman Hospitality Properties ‡	605	39
Saul Centers ‡	4,384	281
Select Income ‡	8,766	228
Senior Housing Properties Trust ‡	7,353	151
Silver Bay Realty Trust	452	10
STAG Industrial	32,200	832
Summit Hotel Properties	4,587	71
Sun Communities ‡	273	23
Sunstone Hotel Investors ‡	2,351	35
Tier REIT	412	7
Uniti Group	3,028	88
Urban Edge Properties	2,346	65
Weingarten Realty Investors ‡	4,674	166
Xenia Hotels & Resorts	2,665	47

		14,974

Telecommunication Services — 0.2%
ATN International	487	33
Cincinnati Bell *	3,636	70
Cogent Communications Holdings	6,431	267
FairPoint Communications *	643	10
IDT, Cl B	13,166	254
Intelsat *(A)	40,878	204

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NII Holdings *	7,619	$ 15
Vonage Holdings *	1,725	11

		864

Utilities — 2.7%
ALLETE	24,369	1,638
Aqua America	729	23
Atmos Energy	1,454	114
Avista	11,437	456
Connecticut Water Service	342	20
El Paso Electric	439	21
Great Plains Energy	22,030	640
Hawaiian Electric Industries	8,474	282
IDACORP	19,084	1,583
MDU Resources Group	1,506	41
MGE Energy	1,361	87
Middlesex Water	2,460	93
Northwest Natural Gas	1,752	105
NorthWestern	6,449	377
ONE Gas	9,270	608
Pinnacle West Capital	8,785	722
PNM Resources	21,800	791
Portland General Electric	24,021	1,089
SJW	5,571	270
Southwest Gas	13,426	1,148
Spark Energy, Cl A	1,550	42
Spire	15,319	1,010
UGI	15,278	737
Unitil	1,964	88
Vectren	5,238	295
Westar Energy, Cl A	2,838	153
WGL Holdings	987	82

		12,515

Total Common Stock (Cost $384,691) ($ Thousands)		452,723

EXCHANGE TRADED FUND — 0.1%

Exchange Traded Fund — 0.1%
iShares Russell 2000 Value Fund	3,407	408

Total Exchange Traded Fund (Cost $397) ($ Thousands)		408

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT — 0.0%
Pace Holdings, Expires 10/29/2020 Strike Price *	59,317	$ 43

Total Warrant (Cost $35) ($ Thousands)		43

	Number of Rights
RIGHTS — 0.0%
Dyax ‡‡	3,929	–

Media General ‡‡	3,306	1

Total Rights (Cost $—) ($ Thousands)		1

	Shares

AFFILIATED PARTNERSHIP — 14.6%
SEI Liquidity Fund, L.P.
0.470% **†(B)	68,873,721	68,876

Total Affiliated Partnership (Cost $68,874) ($ Thousands)		68,876

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	18,560,430	18,560

Total Cash Equivalent (Cost $18,560) ($ Thousands)		18,560

Total Investments — 114.7% (Cost $472,557) ($ Thousands) @		$ 540,611

Percentages are based on Net Assets of $471,391 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $67,525 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $68,876 ($ Thousands).

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $472,557 ($ Thousands), and the unrealized appreciation and depreciation were $79,249 ($ Thousands) and ($11,195) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small Cap II Fund (Concluded)

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$452,723	$–	$–	$452,723
Exchange Traded Fund	408	–	–	408
Warrant	–	43	–	43
Rights	1	–	–	1
Affiliated Partnership	–	68,876	–	68,876
Cash Equivalent	18,560	–	–	18,560

Total Investments in Securities	$471,692	$68,919	$–	$540,611

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income

SEI Liquidity Fund, L.P.	$33,837	$116,957	$(81,918)	$68,876	$298
SEI Daily Income Trust, Prime Obligation Fund, Cl A	21,069	4,092	(25,161)	-	-
SEI Daily Income Trust, Government Fund, Cl F	-	177,760	(159,200)	18,560	41

Totals	$54,906	$298,809	$(266,279)	$87,436	$339

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 10.7%
American Eagle Outfitters (A)	65,600	$ 1,040
American Public Education *	25,619	619
Aramark	77,450	2,768
Bassett Furniture Industries	8,892	243
Big 5 Sporting Goods	25,027	337
Big Lots (A)	37,900	1,946
Biglari Holdings *	337	145
BorgWarner (A)	26,154	1,103
Boyd Gaming *	53,000	1,043
Bright Horizons Family Solutions *	73,779	5,099
Brinker International (A)	15,900	672
Brunswick	43,856	2,627
Buffalo Wild Wings *	3,403	527
Burlington Stores *(A)	14,301	1,273
Cabela’s *	3,070	144
CalAtlantic Group (A)	42,777	1,511
Caleres	42,722	1,276
Callaway Golf	37,914	383
Capella Education	8,480	645
Career Education *	16,740	139
Carriage Services, Cl A (A)	63,790	1,644
Carrols Restaurant Group *	4,533	72
Carter’s (A)	67,010	5,898
Century Communities *	107,133	2,448
Children’s Place	12,300	1,246
Cinemark Holdings	30,015	1,257
Citi Trends	1,699	28
Cooper Tire & Rubber (A)	41,601	1,683
Cooper-Standard Holdings *	19,426	2,176
Core-Mark Holding	78,385	2,549
Cracker Barrel Old Country Store	2,488	401
Crocs *	158,549	1,054
CST Brands	5,232	252
Dana Holdings	66,775	1,261
Dave & Buster’s Entertainment *	70,311	4,021
Del Frisco’s Restaurant Group *	16,746	266
Del Taco Restaurants *	73,200	908
Denny’s *	3,134	39
Destination XL Group *	60,375	181
Dick’s Sporting Goods	70,018	3,427
Dillard’s, Cl A (A)	20,600	1,123
Dollar General	12,438	908
Dollar Tree *	7,358	564
DR Horton	53,009	1,696
DSW, Cl A	27,390	576
Dunkin’ Brands Group (A)	74,030	4,072
Eastman Kodak *	9,404	135
Eldorado Resorts *	11,893	194
Ethan Allen Interiors (A)	42,400	1,219
Express *	252,284	2,836
Fiesta Restaurant Group *	118,752	2,357

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five Below *(A)	53,009	$ 2,043
Flexsteel Industries	915	46
GameStop, Cl A (A)	45,917	1,122
Gannett	40,962	357
Goodyear Tire & Rubber	91,536	3,208
Graham Holdings, Cl B	125	67
Grand Canyon Education *	111,309	6,832
Group 1 Automotive	14,300	1,111
Harley-Davidson	54,637	3,080
Harman International Industries	2,676	299
Haverty Furniture	53,770	1,247
Helen of Troy *	13,010	1,271
Hibbett Sports *(A)	59,149	1,745
Hooker Furniture	728	24
Horizon Global *	72,590	1,327
IMAX *(A)	32,935	1,065
International Game Technology	33,197	896
J Alexander’s Holdings *	2,511	23
Jack in the Box	54,235	5,082
John Wiley & Sons, Cl A	9,174	479
Johnson Outdoors, Cl A	2,099	74
K12 *	27,181	485
KB Home (A)	71,300	1,266
Kohl’s (A)	35,000	1,492
La-Z-Boy	2,401	65
Lear	28,487	4,045
Libbey	230,717	3,230
Lions Gate Entertainment, Cl A *	42,545	1,139
Lions Gate Entertainment, Cl B *	10,650	266
Lithia Motors, Cl A (A)	14,079	1,347
Live Nation *	85,099	2,418
LKQ *	29,313	926
Lumber Liquidators Holdings *(A)	165,400	2,933
M/I Homes *	1,137	27
MarineMax *	66,340	1,493
Marriott Vacations Worldwide	1,008	95
MDC Partners, Cl A *	451,300	3,949
Michaels *	57,117	1,147
Modine Manufacturing *	5,117	58
Monro Muffler (A)	70,746	4,068
Movado Group	852	21
Murphy USA *	45,087	2,872
National CineMedia	347,306	4,456
New Media Investment	13,855	214
New York Times, Cl A	2,611	38
Nexstar Media Group, Cl A	15,635	1,078
Ollie’s Bargain Outlet Holdings *(A)	78,255	2,453
Oxford Industries	8,144	458
Panera Bread, Cl A *(A)	5,810	1,341
Planet Fitness, Cl A *(A)	126,451	2,720
Polaris Industries (A)	38,481	3,279
Pool	400	46

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rent-A-Center, Cl A (A)	56,700	$ 492
Restaurant Brands International	25,600	1,400
RH *(A)	–	—
Sally Beauty Holdings *	271,430	5,936
Scholastic	1,215	55
Sequential Brands Group *(A)	225,600	887
ServiceMaster Global Holdings *	196,574	7,830
Shoe Carnival	34,416	872
Skechers U.S.A., Cl A *	15,395	395
Sonic Automotive, Cl A	81,600	1,771
Spartan Motors	14,138	94
Stage Stores (A)	77,000	179
Staples	4,492	40
Steven Madden *	13,450	502
Strayer Education	540	42
Superior Industries International	3,280	73
Tailored Brands	19,640	454
TEGNA	125,999	3,229
Tempur Sealy International *	40	2
Texas Roadhouse, Cl A	640	27
Tile Shop Holdings	2,090	37
Tower International	5,433	150
Vail Resorts	7,305	1,324
Visteon *	14,445	1,339
Whirlpool	6,200	1,107
William Lyon Homes, Cl A *	152,665	2,814
Wolverine World Wide	176,601	4,445
Wyndham Worldwide	49,202	4,096

		190,446

Consumer Staples — 2.9%
AdvancePierre Foods Holdings	1,076	31
Andersons	1,304	52
B&G Foods, Cl A	18,904	803
Bunge	48,550	3,974
Casey’s General Stores	29,182	3,344
Central Garden & Pet *(A)	73,820	2,491
Central Garden and Pet, Cl A *	4,390	140
Chefs’ Warehouse *	1,752	25
Darling Ingredients *	111,777	1,454
elf Beauty *(A)	1,045	29
Energizer Holdings	4,796	263
Fresh Del Monte Produce	29,580	1,712
Freshpet *(A)	98,265	992
Hain Celestial Group *	53,638	1,898
Hostess Brands *	231,836	3,531
Ingles Markets, Cl A	27,718	1,299
Ingredion	10,316	1,247
Inter Parfums	652	23
Inventure Foods *	134,997	753
John B Sanfilippo & Son	10,812	664
Landec *	85,800	1,081

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nu Skin Enterprises, Cl A	7,905	$ 392
Omega Protein	130,113	3,311
Performance Food Group *	24,140	570
Pilgrim’s Pride *(A)	82,397	1,679
Pinnacle Foods	26,561	1,517
Primo Water *	165,190	2,369
Sanderson Farms	6,970	662
Seaboard	19	69
Snyder’s-Lance	106,514	4,216
SpartanNash	52,770	1,842
Spectrum Brands Holdings (A)	33,520	4,549
SUPERVALU *	135,500	512
TreeHouse Foods *(A)	43,800	3,727
Weis Markets	10,740	644

		51,865

Energy — 4.2%
Abraxas Petroleum *	11,269	24
Anadarko Petroleum	16,553	1,070
Approach Resources *(A)	151,807	402
Archrock	24,861	339
Ardmore Shipping *(A)	189,198	1,296
Atwood Oceanics *(A)	15,300	161
Bill Barrett *	230,323	1,269
California Resources *	9,284	166
Callon Petroleum *	46,385	585
Carrizo Oil & Gas *(A)	109,867	3,576
Contango Oil & Gas *	35,496	263
Denbury Resources *	28,422	77
DHT Holdings (A)	207,200	959
Diamond Offshore Drilling *(A)	66,532	1,120
Diamondback Energy *	4,939	498
Dril-Quip *(A)	24,138	1,481
Eclipse Resources *	463,600	1,001
Energen *	14,355	754
Ensco, Cl A	7,118	69
EQT	15,842	949
Exterran *	7,285	222
Extraction Oil & Gas *(A)	88,600	1,568
Forum Energy Technologies *	1,321	29
Green Plains Renewable Energy (A)	44,665	1,119
Gulfport Energy *	262,744	4,556
HollyFrontier	53,200	1,558
International Seaways *	3,902	73
Keane Group *(A)	42,260	740
Marquee Energy *	1,600,500	139
Matador Resources *	1,196	29
Matrix Service *	189,867	3,076
McDermott International *	51,801	381
Murphy Oil (A)	55,695	1,576
Nabors Industries	166,864	2,443
Newfield Exploration *	29,636	1,081

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newpark Resources *	226,600	$1,745
Noble Energy	17,058	621
Oasis Petroleum *	129,400	1,832
Oceaneering International	3,162	90
Oil States International *	937	34
Overseas Shipholding Group, Cl A	48,310	242
Pacific Ethanol *	94,100	739
Parsley Energy, Cl A *	58,541	1,779
Patterson-UTI Energy	7,710	213
PBF Energy, Cl A (A)	23,100	566
PDC Energy *	40,486	2,736
Pioneer Energy Services *	5,359	28
Pioneer Natural Resources	5,380	1,000
QEP Resources *	15,544	214
Renewable Energy Group *	2,684	24
REX American Resources *	7,501	624
Rice Energy *	78,650	1,467
RigNet *	144,226	2,546
Rowan, Cl A *(A)	56,751	1,028
RPC	8,100	162
RSP Permian *	53,620	2,117
Scorpio Tankers (A)	807,200	3,108
SM Energy	6,753	166
Smart Sand *	60,570	1,040
StealthGas *	307,900	1,355
Synergy Resources *(A)	262,779	2,147
Targa Resources	634	36
Tesoro (A)	29,400	2,505
TETRA Technologies *	778,064	3,493
Transocean *	20,097	278
Tsakos Energy Navigation	157,700	730
US Silica Holdings	46,850	2,369
Western Refining	5,824	213
Westmoreland Coal *	68,403	988
Whiting Petroleum *	81,811	888
World Fuel Services	24,105	872
WPX Energy *	2,107	27

		74,671

Financials — 19.5%
1st Source	5,866	274
AGNC Investment ‡	25,952	509
Alleghany *	602	389
Allied World Assurance Holdings	5,433	287
Allstate	16,324	1,341
Ally Financial	168,928	3,799
Ambac Financial Group *	15,188	336
American Financial Group	81,749	7,689
American National Insurance	1,035	124
Ameriprise Financial	8,294	1,091
AMERISAFE	2,902	187
Arch Capital Group *	54,018	5,108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ares Capital	53,000	$941
Argo Group International Holdings	7,335	491
Arlington Asset Investment, Cl A	2,455	36
Arthur J Gallagher	55,651	3,169
Aspen Insurance Holdings	49,765	2,789
Associated Banc	72,700	1,872
Assurant	40,802	4,039
Assured Guaranty	100,137	4,117
Axis Capital Holdings	22,422	1,554
BancFirst	5,212	497
Banco Latinoamericano de Comercio Exterior (A)	66,177	1,862
Bancorpsouth	17,510	543
Bank of Hawaii	8,730	737
Bank of NT Butterfield & Son	22,573	736
Bank of the Ozarks (A)	39,388	2,156
BankUnited	163,877	6,494
Banner	40,400	2,348
Bats Global Markets	82,680	2,905
Beneficial Bancorp	32,961	537
Berkshire Hills Bancorp	6,596	233
Blackstone Mortgage Trust, Cl A ‡	80,589	2,510
Bluerock Residential Growth, Cl A	1,872	23
Boston Private Financial Holdings	3,525	61
Brookline Bancorp	26,393	418
Bryn Mawr Bank	1,911	78
Camden National	3,783	161
Capital Bank Financial, Cl A	1,385	57
CBOE Holdings (A)	20,950	1,635
CenterState Banks	19,656	486
Central Pacific Financial	154,642	4,884
Chemical Financial	21,330	1,136
Chimera Investment ‡	93,624	1,801
CIT Group	31,800	1,364
City Holding	3,131	205
CNA Financial	40,300	1,728
CNO Financial Group	231,832	4,848
Comerica	39,274	2,799
Commerce Bancshares	32,716	1,931
Community Bank System	1,294	77
Community Trust Bancorp	21,855	1,003
Cullen/Frost Bankers	5,733	530
Customers Bancorp *	159,380	5,472
CYS Investments ‡	125,100	1,003
Dime Community Bancshares	65,320	1,404
Donnelley Financial Solutions *	5,407	125
E*TRADE Financial *	151,801	5,239
Eagle Bancorp *	90,412	5,628
East West Bancorp	9,552	517
Employers Holdings	10,792	406
Endurance Specialty Holdings	4,485	417
Enova International *	2,120	30

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enstar Group *	629	$122
Enterprise Financial Services	24,510	1,077
Evercore Partners, Cl A	52,820	4,202
Everest Re Group	31,171	7,330
FBR	102,400	1,859
FCB Financial Holdings, Cl A *	1,483	72
Federal Agricultural Mortgage, Cl C	16,692	961
Federated Investors, Cl B (A)	10,385	282
Federated National Holding	8,255	165
Fidelity Southern	8,904	210
Financial Engines (A)	112,851	4,999
First American Financial	6,774	265
First BanCorp *	77,273	493
First Busey	9,974	308
First Citizens BancShares, Cl A	2,130	759
First Commonwealth Financial	2,168	30
First Defiance Financial	20,632	1,014
First Financial	8,883	413
First Financial Bancorp	3,748	104
First Foundation *	212,500	3,485
First Hawaiian	50,128	1,588
First Horizon National	62,654	1,249
First Interstate Bancsystem, Cl A	20,154	884
First Merchants	6,904	277
First Republic Bank	11,672	1,095
Flagstar Bancorp *	17,749	504
Flushing Financial	84,906	2,372
FNFV Group *	72,700	905
Franklin Financial Network *	43,450	1,712
Fulton Financial	267,537	5,117
Genworth Financial, Cl A *	35,741	146
Great Southern Bancorp	2,239	112
Great Western Bancorp	6,732	288
Green Dot, Cl A *	2,441	72
Hancock Holding	89,538	4,249
Hanmi Financial	55,733	1,861
Hanover Insurance Group	61,334	5,521
Hartford Financial Services Group	24,183	1,182
HCI Group	616	30
Heartland Financial USA	10,235	507
Hercules Capital	63,688	943
Heritage Financial	12,230	306
Hilltop Holdings	4,296	122
HomeStreet *	5,876	160
HomeTrust Bancshares *	499	12
Horace Mann Educators	32,206	1,349
Houlihan Lokey, Cl A (A)	1,298	41
Huntington Bancshares	386,103	5,460
IBERIABANK	19,654	1,666
Independent Bank	11,091	424
Independent Bank Group	1,020	65
Infinity Property & Casualty	9,907	934

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Bancshares	30,853	$1,174
International FCStone *	6,484	245
Investment Technology Group	48,339	968
Investors Bancorp	189,722	2,776
James River Group Holdings	898	39
Janus Capital Group	10,121	128
KCG Holdings, Cl A *	4,792	66
Kearny Financial	115,837	1,778
Kemper	121,800	5,170
KeyCorp	198,300	3,722
Lakeland Financial	4,633	210
LegacyTexas Financial Group	1,647	70
Legg Mason	38,100	1,437
Lincoln National	37,500	2,631
LPL Financial Holdings	203,299	8,038
M&T Bank	6,591	1,101
Maiden Holdings	236,093	3,648
MB Financial	25,173	1,133
Meridian Bancorp	174,269	3,320
Meta Financial Group	1,047	90
MFA Financial ‡	219,546	1,761
MGIC Investment *	205,385	2,187
Mortgage Investment Trust ‡	82,400	1,472
National Bank Holdings, Cl A	120,400	3,972
National General Holdings	93,565	2,277
Navient	73,700	1,136
NBT Bancorp	8,895	359
Nelnet, Cl A	41,596	1,863
New Residential Investments ‡	18,942	320
NMI Holdings, Cl A *	2,980	33
Northfield Bancorp (A)	170,300	3,195
OceanFirst Financial	3,690	108
OFG Bancorp	87,815	1,133
Old Republic International	30,657	635
Opus Bank *	2,947	64
Oritani Financial	11,342	195
Pacific Premier Bancorp *	1,104	44
PacWest Bancorp	77,867	4,290
PennyMac Financial Services, Cl A *	4,912	88
Piper Jaffray	1,260	89
PJT Partners	656	24
Popular	170,002	7,490
Preferred Bank	16,875	947
Primerica (A)	37,293	3,011
PrivateBancorp, Cl A	6,256	354
Prospect Capital (A)	212,000	1,986
Prosperity Bancshares	16,175	1,206
Radian Group	52,839	983
Raymond James Financial	49,528	3,891
Regional Management *	4,298	90
Regions Financial	171,600	2,620
Reinsurance Group of America, Cl A	25,838	3,361

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RenaissanceRe Holdings	6,663	$984
Republic Bancorp, Cl A	31,200	1,079
S&T Bancorp	688	25
Safety Insurance Group	489	35
Sandy Spring Bancorp	7,158	308
Seacoast Banking Corporation of Florida *	2,025	47
Signature Bank NY *	4,782	753
SLM *	205,012	2,458
Southside Bancshares	1,162	41
Starwood Property Trust ‡	79,803	1,824
State Bank Financial	124,316	3,373
Sterling Bancorp	67,530	1,671
Stewart Information Services	1,462	65
Stifel Financial *	32,232	1,739
Stock Yards Bancorp	4,145	183
Stonegate Bank	3,163	147
SVB Financial Group *	6,171	1,178
Synovus Financial	168,263	7,104
TCF Financial	279,655	4,866
Tompkins Financial	2,310	207
Torchmark	3,723	289
Towne Bank	17,267	562
TriCo Bancshares	6,635	241
TrustCo Bank NY	17,627	147
Trustmark	3,154	104
Two Harbors Investment ‡	299,402	2,784
UMB Financial	5,390	425
Union Bankshares	8,200	297
United Community Banks	232,104	6,705
United Financial Bancorp	125,800	2,247
United Fire Group	11,970	505
Universal Insurance Holdings (A)	53,865	1,452
Univest Corp of Pennsylvania	40,128	1,118
Unum Group	98,866	4,828
Validus Holdings	84,159	4,853
Voya Financial	41,177	1,698
Washington Federal	48,675	1,648
Washington Trust Bancorp	1,498	81
WesBanco	31,746	1,281
Westamerica Bancorporation (A)	26,033	1,506
Western Alliance Bancorp *	86,284	4,456
White Mountains Insurance Group	438	410
Wintrust Financial	70,489	5,195
WisdomTree Investments (A)	309,728	2,822
World Acceptance *(A)	14,218	746
Zions Bancorporation (A)	133,278	5,984

		345,868

Health Care — 10.4%
ABIOMED *	22,778	2,687
Accuray *(A)	602,988	3,105
Aclaris Therapeutics *(A)	35,975	1,123

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adamas Pharmaceuticals *	979	$18
Aerie Pharmaceuticals *	550	26
Aimmune Therapeutics *	915	19
Akorn *	1,158	24
Alder Biopharmaceuticals *	769	18
Alere *	5,602	215
Align Technology *	13,659	1,404
Alkermes *	12,740	720
Allscripts Healthcare Solutions *	14,239	173
Alnylam Pharmaceuticals *(A)	36,460	1,883
AMAG Pharmaceuticals *(A)	166,359	3,735
AmerisourceBergen (A)	6,226	570
AMN Healthcare Services *(A)	203,009	8,354
AngioDynamics *	3,777	62
Anika Therapeutics *	3,678	172
Ardelyx *	51,355	698
Atara Biotherapeutics *(A)	74,658	1,153
athenahealth *(A)	21,469	2,532
AtriCure *(A)	96,500	1,761
Audentes Therapeutics *	677	11
Avadel Pharmaceuticals ADR *	166,658	1,777
Bioverativ *	14,750	768
Bluebird Bio *(A)	22,386	1,962
Blueprint Medicines *	450	16
Capital Senior Living *	160,845	2,702
Catalent *	92,525	2,655
Centene *	42,957	3,028
Charles River Laboratories International *	33,560	2,919
Clovis Oncology *	7,225	418
Cooper	29,225	5,820
CryoLife *	98,320	1,573
Cynosure, Cl A *	88,341	5,831
DBV Technologies ADR *	39,822	1,451
DENTSPLY SIRONA	17,272	1,097
DexCom *(A)	26,762	2,092
Enanta Pharmaceuticals *	1,559	45
Endologix *(A)	297,946	1,969
Envision Healthcare *	34,555	2,419
Exact Sciences *(A)	126,617	2,725
Exactech *	3,295	80
Exelixis *	52,770	1,136
Glaukos *	1,083	49
GW Pharmaceuticals ADR *	135	17
HealthEquity *(A)	35,550	1,554
HealthSouth (A)	24,803	1,050
Hill-Rom Holdings	27,458	1,825
Hologic *	40,645	1,649
ICON *	458	38
IDEXX Laboratories *	4,900	710
Immunomedics *(A)	94,470	472
Impax Laboratories *	52,500	748
INC Research Holdings, Cl A *	143,427	6,261

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inogen *	31,390	$2,154
Insulet *	31,523	1,373
Integra LifeSciences Holdings *	91,676	3,918
Intercept Pharmaceuticals *	9,163	1,169
Invacare	23,200	281
Ionis Pharmaceuticals *(A)	13,970	695
iRhythm Technologies *	99	4
Juno Therapeutics *(A)	62,009	1,491
Kindred Healthcare	75,400	679
Lannett *(A)	35,947	791
LeMaitre Vascular	34,980	774
LifePoint Hospitals *	25,000	1,601
Ligand Pharmaceuticals *	19,708	2,062
Loxo Oncology *	160	7
Magellan Health Services *	5,270	364
Mallinckrodt *	26,700	1,400
Medicines *(A)	650	34
Medidata Solutions *	80,326	4,492
MEDNAX *(A)	38,336	2,729
Molina Healthcare *(A)	49,705	2,411
NeoGenomics *(A)	154,685	1,248
Neurocrine Biosciences *	36,039	1,591
Nevro *(A)	47,272	4,538
Novadaq Technologies *(A)	228,694	1,660
NuVasive *	18,250	1,364
Omnicell *	26,980	1,026
Otonomy *	845	13
Owens & Minor (A)	28,900	1,043
Pacira Pharmaceuticals *(A)	18,820	822
PAREXEL International *	14,100	912
Patterson (A)	111,640	5,074
PDL BioPharma *	51,281	110
Penumbra *	676	52
PerkinElmer	4,011	218
PRA Health Sciences *	94,715	5,589
Premier, Cl A *	425	13
Prestige Brands Holdings *	153,798	8,708
Prothena *(A)	455	27
PTC Therapeutics *	44,700	609
Quidel *	60,670	1,274
Radius Health *(A)	480	20
ResMed (A)	8,630	622
Revance Therapeutics *(A)	98,896	2,077
Sage Therapeutics *	403	27
SciClone Pharmaceuticals *	8,100	80
Spectranetics *(A)	102,561	2,854
STERIS (A)	69,333	4,862
Sucampo Pharmaceuticals, Cl A *(A)	73,200	860
Supernus Pharmaceuticals *	171,120	4,398
Synergy Pharmaceuticals *(A)	309,905	1,794
Tabula Rasa HealthCare *	41,290	585
Teleflex	222	42

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TESARO *(A)	7,156	$1,348
Trinity Biotech ADR *	262,709	1,621
Triple-S Management, Cl B *	39,104	730
Ultragenyx Pharmaceutical *	2,442	208
United Therapeutics *	9,100	1,344
Vanda Pharmaceuticals *	80,000	1,140
Veracyte *(A)	147,090	1,140
Vocera Communications *	174,620	3,613
WellCare Health Plans *	8,811	1,244
Wright Medical Group *(A)	47,550	1,326
Zeltiq Aesthetics *	16,231	899

		184,473

Industrials — 18.7%
AAR	54,582	1,879
ABM Industries	75,755	3,090
ACCO Brands *	5,084	68
Actuant, Cl A	67,737	1,798
Advanced Disposal Services *	761	17
Advisory Board *	30,039	1,352
AerCap Holdings *	27,216	1,233
Aerojet Rocketdyne Holdings *	81,316	1,577
AGCO	16,752	1,021
Air Transport Services Group *	261,931	4,458
Aircastle (A)	67,002	1,610
Alamo Group	7,249	545
Alaska Air Group	4,098	401
Albany International, Cl A	24,840	1,126
Allegion	22,424	1,628
Allison Transmission Holdings, Cl A	41,113	1,479
Altra Industrial Motion	13,688	532
AO Smith	23,806	1,199
Apogee Enterprises (A)	124,396	7,113
Applied Industrial Technologies	11,173	704
ARC Document Solutions *	397,253	1,597
ArcBest	2,618	77
Astec Industries	27,473	1,735
Babcock & Wilcox Enterprises *	164,500	2,714
Barnes Group	828	41
Brady, Cl A	8,588	328
Briggs & Stratton	87,960	1,882
BWX Technologies	143,726	6,675
Carlisle	3,163	327
CEB	99,795	7,739
Ceco Environmental	1,515	17
Celadon Group (A)	278,100	2,239
Chicago Bridge & Iron	47,039	1,579
CIRCOR International	701	44
Clean Harbors *	142,859	8,280
Copa Holdings, Cl A	4,752	506
Costamare (A)	86,039	526
Covanta Holding (A)	137,100	2,221

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CRA International	2,939	$105
Crane	35,248	2,548
Curtiss-Wright	2,720	266
Deluxe *	117,265	8,630
Dover	13,203	1,058
Ducommun *	6,919	213
Dycom Industries *(A)	477	39
EMCOR Group	51,957	3,194
EnerSys	939	72
Engility Holdings *	35,200	1,102
Ennis	68,015	1,112
EnPro Industries	16,794	1,096
ESCO Technologies	709	38
Esterline Technologies *	369	33
Exponent	41,840	2,404
Fluor	14,127	782
Forward Air	80,048	3,966
Foundation Building Materials *	139,800	2,284
FreightCar America	186,145	2,552
Generac Holdings *	54,243	2,118
General Cable	97,894	1,635
Genesee & Wyoming, Cl A *	45,247	3,355
Gibraltar Industries *	17,170	712
Global Brass & Copper Holdings	36,799	1,238
Granite Construction	26,944	1,428
Great Lakes Dredge & Dock *	828,921	3,606
Greenbrier	1,100	46
H&E Equipment Services	1,685	44
Harsco *	97,116	1,369
Healthcare Services Group	36,765	1,521
Heartland Express (A)	186,958	3,878
HEICO, Cl A	69,190	4,909
Herc Holdings *	2,514	130
Hexcel	16,149	888
Hub Group, Cl A *	860	43
Hudson Technologies *	171,075	1,225
Huntington Ingalls Industries	26,338	5,755
Huron Consulting Group *	17,940	779
Hyster-Yale Materials Handling	981	60
ICF International *	41,252	1,772
IDEX	484	45
InnerWorkings *	288,400	2,800
Insteel Industries	41,630	1,504
ITT	67,135	2,751
Jacobs Engineering Group	11,409	644
JetBlue Airways *	260,348	5,197
John Bean Technologies	65,684	5,872
Joy Global	7,609	215
Kadant	16,685	1,033
Kaman	1,143	59
KAR Auction Services	43,180	1,935
KBR	189,000	2,844

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kelly Services, Cl A	13,475	$288
Kennametal	91,814	3,405
KEYW Holding *(A)	226,404	2,246
Kirby *(A)	66,710	4,616
Korn/Ferry International	33,626	1,039
Kornit Digital *	94,315	1,528
Lincoln Electric Holdings	18,905	1,592
LSC Communications	33,315	947
Macquarie Infrastructure	4,945	380
Manitowoc Foodservice *	95,583	1,822
Manpowergroup	49,493	4,803
Marten Transport	2,035	50
Masonite International *	30,435	2,377
MasTec *	62,110	2,438
Matthews International, Cl A	8,123	535
McGrath RentCorp	4,642	175
Mercury Systems *	150,769	5,633
Meritor *	257,196	4,205
Middleby *	12,055	1,672
Moog, Cl A *	19,578	1,323
MRC Global *	14,195	287
MSC Industrial Direct, Cl A	46,047	4,632
Mueller Industries	13,265	555
Mueller Water Products, Cl A	134,220	1,663
Multi-Color	33,487	2,401
MYR Group *	24,980	937
NACCO Industries, Cl A	5,025	324
National Presto Industries	4,508	449
Nordson	381	46
Northwest Pipe *	8,061	141
NV5 Global *	39,945	1,470
Old Dominion Freight Line	35,498	3,257
On Assignment *	60,628	2,861
Orbital ATK	3,210	297
Orion Marine Group *	136,000	1,273
Oshkosh Truck	54,672	3,712
Owens Corning	74,531	4,359
Parker Hannifin	5,218	808
Park-Ohio Holdings	2,203	98
Paylocity Holding *(A)	857	30
Pitney Bowes	103,400	1,410
Powell Industries	3,831	125
Proto Labs *(A)	37,784	2,063
Quad, Cl A	14,035	381
Quanta Services *	45,377	1,693
Rand Logistics *	90,887	68
RBC Bearings *	430	40
Regal-Beloit	42,358	3,154
Ritchie Bros Auctioneers (A)	83,897	2,826
Roadrunner Transportation Systems *	129,620	977
RPX *	2,043	22
RR Donnelley & Sons	14,418	242

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rush Enterprises, Cl A *	1,971	$68
Ryder System	23,950	1,824
Saia *	30,424	1,471
Scorpio Bulkers *	23,400	173
Sensata Technologies Holding *	147,869	6,070
SiteOne Landscape Supply *	694	27
SkyWest	921	32
Snap-on	487	83
Sparton *	13,140	305
Spirit AeroSystems Holdings, Cl A	67,633	4,167
Spirit Airlines *	32,550	1,699
SPX *	7,563	200
Standex International	10,724	1,024
Stericycle *	13,028	1,080
Supreme Industries, Cl A	30,376	594
Swift Transporation, Cl A *(A)	176,872	3,842
Team *	84,078	2,888
Teledyne Technologies *	4,623	608
Tennant	63,916	4,490
Terex	8,200	256
Tetra Tech	31,679	1,275
Timken	78,269	3,459
Titan Machinery *(A)	132,500	1,875
TransUnion *	23,415	868
TriMas *	34,434	759
TriNet Group *	243,195	6,530
Trinity Industries	72,400	1,943
Triumph Group (A)	42,948	1,194
Tutor Perini *	147,300	4,485
UniFirst	1,014	135
United Rentals *	23,679	3,032
Univar *	108,406	3,491
Universal Forest Products	4,172	400
USG *(A)	55,085	1,858
Vectrus *	33,960	822
Viad	9,790	462
Wabash National (A)	72,698	1,538
Wabtec (A)	56,598	4,535
WageWorks *	38,053	2,930
Waste Connections	21,040	1,839
WESCO International *	34,563	2,402
Woodward Governor	30,948	2,180
XPO Logistics *(A)	89,173	4,547
Xylem	20,026	964

		332,360

Information Technology — 15.7%
2U *(A)	139,852	5,112
3D Systems *(A)	87,780	1,334
8x8 *	116,625	1,761
Acacia Communications *(A)	22,000	1,143
Acxiom *	163,842	4,673

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advanced Energy Industries *	16,093	$999
Advanced Micro Devices *(A)	62,291	901
Aerohive Networks *(A)	428,315	2,034
Alarm.com Holdings *	33,690	962
Alpha & Omega Semiconductor *	24,609	474
Amkor Technology *	40,697	400
Arista Networks *(A)	310	37
ARRIS International *	44,748	1,154
Arrow Electronics *	44,139	3,187
Aspen Technology *	965	56
Avnet	84,503	3,894
AVX	6,319	98
Barracuda Networks *	61,770	1,461
Bazaarvoice *	363,999	1,620
Belden	21,110	1,491
Benchmark Electronics *	82,622	2,570
Black Box	55,442	499
Blackbaud	525	38
Blackhawk Network Holdings, Cl A *	36,388	1,326
Blucora *	1,881	29
Booz Allen Hamilton Holding, Cl A	133,535	4,777
BroadSoft *(A)	15,110	647
Brocade Communications Systems	194,818	2,398
Brooks Automation	3,351	70
Cabot Microelectronics	596	41
CACI International, Cl A *	17,664	2,215
Cadence Design Systems *	220,883	6,825
CalAmp *	283,602	4,597
Callidus Software *	198,175	3,736
Cavium *	67,133	4,398
CDW	91,980	5,418
ChannelAdvisor *	165,627	1,780
Ciber *	642,257	210
Ciena *	81,376	2,143
Cimpress *(A)	22,268	1,786
Cognex	52,475	4,031
Coherent *	30,044	5,485
Cohu	3,059	51
CommScope Holding *	78,119	2,972
Convergys	92,607	2,026
Cornerstone OnDemand *	83,999	3,509
CoStar Group *	10,535	2,140
CSRA	72,354	2,158
Cypress Semiconductor (A)	272,072	3,610
Descartes Systems Group *	111,812	2,354
Diebold (A)	95,665	2,889
Digi International *	39,400	485
Dolby Laboratories, Cl A	3,978	194
Ellie Mae *	472	45
Entegris *	4,228	90
ePlus *	289	37
Euronet Worldwide *	64,096	5,306

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EVERTEC	2,041	$34
Exar *	315,014	3,295
F5 Networks *	7,735	1,108
FARO Technologies *	1,875	65
Fidelity National Information Services	14,803	1,218
Finisar *	124,458	4,167
FireEye *	340,358	3,832
First Data, Cl A *	90,045	1,450
Five9 *	197,831	3,147
Flex *	253,961	4,188
FLIR Systems	29,220	1,073
Gartner *	38,155	3,938
GrubHub *	1,127	40
Guidewire Software *	521	28
Hackett Group	57,900	1,167
HubSpot *	610	36
Infinera *	1,200	13
Insight Enterprises *	38,298	1,622
Integrated Device Technology *	37,680	901
InterXion Holding *	21,025	818
Ixia *	50,823	996
IXYS *	12,893	159
Jabil Circuit	50,388	1,285
Juniper Networks	48,000	1,344
Kulicke & Soffa Industries *	74,242	1,520
Littelfuse	38,395	6,199
LogMeIn *	41,407	3,799
Lumentum Holdings *	70,437	3,233
MACOM Technology Solutions Holdings *	19,256	888
ManTech International, Cl A	6,658	244
Marvell Technology Group	339,897	5,302
MAXIMUS	106,623	6,362
MeetMe *	11,536	56
Mentor Graphics	7,399	274
Methode Electronics	938	39
Microchip Technology (A)	14,188	1,029
Microsemi *	86,350	4,475
MicroStrategy, Cl A *	189	36
MKS Instruments (A)	7,701	505
Monolithic Power Systems	45,317	3,987
Nanometrics *	14,705	400
NCR *	69,300	3,331
NeoPhotonics *	20,701	210
NETGEAR *	41,345	2,266
New Relic *(A)	66,638	2,344
Nimble Storage *	126,600	1,148
ON Semiconductor *	232,114	3,512
Pandora Media *(A)	2,198	27
PDF Solutions *	122,524	2,620
Perficient *	52,057	946
Photronics *	57,718	618
Plexus *	29,375	1,647

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progress Software	1,510	$43
Proofpoint *(A)	36,730	2,893
PTC *	51,856	2,795
Q2 Holdings *	68,198	2,452
QAD, Cl A	52,000	1,427
Qorvo *	18,052	1,193
RealPage *	115,679	3,904
RetailMeNot *	5,624	50
RingCentral, Cl A *	1,987	53
Rogers *	3,558	294
Rubicon Project *	60,364	528
Rudolph Technologies *	25,848	556
Sanmina *	102,631	4,003
ScanSource *	11,014	443
Seagate Technology (A)	44,900	2,164
Semtech *	24,776	829
Shopify, Cl A *	21,610	1,280
Shutterstock *(A)	37,868	1,651
Silicon Laboratories *	794	54
Sonus Networks *	47,219	279
SPS Commerce *	18,386	1,017
Square, Cl A *(A)	63,750	1,104
SS&C Technologies Holdings	173,365	6,071
Stratasys *(A)	113,520	2,244
SuperCom *(A)	174,385	514
Sykes Enterprises *	18,951	516
SYNNEX	16,214	1,896
Synopsys *	29,474	2,106
Take-Two Interactive Software *	25,309	1,442
Tech Data *	48,983	4,262
Teradyne	164,307	4,673
Trade Desk, Cl A *	778	33
Travelport Worldwide	5,320	68
Trimble *	127,081	3,943
TrueCar *	196,680	2,765
TTM Technologies *	12,981	210
Twilio, Cl A *(A)	9,315	295
Tyler Technologies *	12,644	1,917
Ultimate Software Group *	171	33
Ultratech *	924	27
Universal Display	8,975	762
Viavi Solutions *	56,200	563
Virtusa *	22,812	707
Western Digital	10,300	792
WEX *	9,300	1,034
Xcerra *	177,534	1,552
Xilinx	24,970	1,469
Zebra Technologies, Cl A *	14,885	1,350

		278,873

Materials — 4.7%
AdvanSix *	37,097	1,012

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AK Steel Holding *(A)	220,776	$1,839
Albemarle	9,350	949
Allegheny Technologies *(A)	265,303	5,097
Avery Dennison	12,662	1,022
Bemis	15,557	771
Berry Plastics Group *	82,062	4,130
Cabot	67,458	3,911
Carpenter Technology	18,221	739
Celanese, Cl A	15,945	1,422
Century Aluminum *(A)	67,413	950
Chemours	72,135	2,428
Clearwater Paper *	11,700	651
Cliffs Natural Resources *	213,399	2,275
Coeur Mining *	3,660	31
Commercial Metals	29,440	622
Domtar (A)	36,200	1,379
Eastman Chemical	28,300	2,271
Ferroglobe *	141,200	16
Ferroglobe PLC	234,700	2,532
Flotek Industries *(A)	83,680	1,131
FMC	35,417	2,041
FutureFuel	26,287	348
Glatfelter	39,200	866
Gold Resource	8,965	46
Haynes International	617	24
Hecla Mining	31,208	174
Huntsman	196,592	4,443
Ingevity *	51,795	2,795
Innophos Holdings	13,519	716
Innospec	1,776	116
Kaiser Aluminum	7,700	607
Koppers Holdings *	2,501	110
Kraton Performance Polymers *	9,372	255
Louisiana-Pacific *	38,095	898
Materion	9,497	331
Methanex	19,050	972
Olin	45,199	1,405
Olympic Steel	20,857	504
OMNOVA Solutions *	18,645	173
PolyOne	1,487	50
PPG Industries	7,470	765
Rayonier Advanced Materials	6,203	82
Real Industry *	141,729	723
Reliance Steel & Aluminum	16,903	1,431
Ryerson Holding *	43,570	473
Schnitzer Steel Industries, Cl A	4,440	106
Schweitzer-Mauduit International	9,300	382
Sensient Technologies	41,095	3,285
Silgan Holdings	12,016	716
Sonoco Products	10,792	575
Steel Dynamics	101,780	3,725
Stepan	2,678	203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Summit Materials, Cl A *	60,886	$1,455
SunCoke Energy *	46,673	455
Tahoe Resources	22,615	192
Trinseo	66,408	4,592
Tronox, Cl A (A)	119,071	2,064
United States Steel	87,302	3,380
US Concrete *	22,825	1,438
Valvoline (A)	67,217	1,507
Westlake Chemical (A)	44,938	2,850
WestRock	3,861	207

		82,658

Real Estate — 5.8%
Agree Realty ‡	9,086	451
Alexander’s ‡	113	49
Alexandria Real Estate Equities ‡	14,710	1,755
American Campus Communities ‡	65,735	3,359
Apartment Investment & Management, Cl A ‡	14,831	690
Armada Hoffler Properties ‡	20,896	291
Ashford Hospitality Prime ‡	3,000	39
Ashford Hospitality Trust ‡	83,700	550
Brandywine Realty Trust ‡	97,200	1,619
Brixmor Property Group ‡	47,904	1,118
Camden Property Trust ‡	14,888	1,260
CareTrust ‡	142,900	2,255
CBL & Associates Properties ‡	70,700	709
Cedar Realty Trust ‡	394,367	2,315
Chatham Lodging Trust ‡	37,400	749
City Office	22,880	298
Colony Starwood Homes ‡(A)	144,600	4,757
Columbia Property Trust ‡	4,810	111
CoreCivic ‡	46,854	1,579
CoreSite Realty ‡	20,945	1,887
Corporate Office Properties Trust ‡	46,656	1,590
CyrusOne ‡	19,325	984
DCT Industrial Trust ‡	4,917	235
DDR ‡	156,008	2,256
DiamondRock Hospitality ‡	96,069	1,044
Douglas Emmett ‡	6,805	274
Duke Realty ‡	139,931	3,588
Education Realty Trust ‡	18,732	790
EPR Properties ‡	5,425	417
Equinix ‡	2,104	791
Equity Commonwealth *‡	181,160	5,663
Equity One ‡	30,368	961
First Industrial Realty Trust ‡	23,441	631
Forest City Realty Trust, Cl A ‡	114,775	2,623
Forestar Group *	2,251	30
Four Corners Property Trust ‡	2,470	55
Franklin Street Properties ‡	77,933	966
Geo Group ‡	26,166	1,246
Getty Realty ‡	51,115	1,349

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gramercy Property Trust	134,833	$3,770
Healthcare Realty Trust ‡	4,410	141
Hersha Hospitality Trust, Cl A	2,759	54
Highwoods Properties ‡	6,285	330
Hospitality Properties Trust ‡	106,640	3,389
Host Hotels & Resorts ‡(A)	47,730	859
Hudson Pacific Properties	13,375	489
Iron Mountain ‡	18,415	669
Kennedy-Wilson Holdings	159,900	3,526
Kilroy Realty ‡	5,878	453
Lexington Realty Trust ‡	273,594	3,053
Liberty Property Trust ‡	20,694	816
Mack-Cali Realty ‡	126,879	3,699
MedEquities Realty Trust	130,100	1,419
Medical Properties Trust ‡(A)	82,701	1,110
Mid-America Apartment Communities ‡	30,668	3,151
Monmouth Real Estate Investment, Cl A ‡	7,593	111
National Retail Properties ‡	16,319	738
National Storage Affiliates Trust ‡	183,721	4,450
NexPoint Residential Trust ‡	2,290	55
Omega Healthcare Investors ‡	45,300	1,479
Outfront Media ‡	30,312	787
Parkway	20,741	435
Piedmont Office Realty Trust, Cl A ‡(A)	112,506	2,581
RAIT Financial Trust ‡	22,999	77
Rayonier ‡	6,734	193
RE/MAX Holdings, Cl A	709	41
Regency Centers ‡	1,375	97
Retail Properties of America, Cl A ‡	26,315	406
RLJ Lodging Trust	5,342	122
Ryman Hospitality Properties ‡	16,593	1,070
Sabra Health Care ‡(A)	51,800	1,409
Saul Centers ‡	3,194	205
Select Income ‡	107,842	2,804
Senior Housing Properties Trust ‡	145,277	2,978
Seritage Growth Properties ‡(A)	44,750	2,080
Silver Bay Realty Trust	1,715	37
Summit Hotel Properties	4,236	65
Sun Communities ‡	2,054	170
Sunstone Hotel Investors ‡	101,437	1,496
Tier REIT	1,564	28
Uniti Group	9,980	289
Washington Real Estate Investment Trust ‡	4,559	149
Weingarten Realty Investors ‡	16,037	569
Xenia Hotels & Resorts	3,444	60

		103,243

Telecommunication Services — 0.3%
ATN International	814	56
Cincinnati Bell *	3,397	65
Cogent Communications Holdings	11,624	482
FairPoint Communications *	2,247	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDT, Cl B	26,377	$509
Intelsat *	15,717	78
Iridium Communications *(A)	160,800	1,399
Ooma *	115,300	1,170
Vonage Holdings *	205,850	1,239

		5,034

Utilities — 3.4%
ALLETE	72,309	4,860
Alliant Energy	46,406	1,832
Ameren	28,700	1,570
Aqua America	7,102	225
Atmos Energy	17,502	1,370
Avista	46,303	1,846
Cadiz *(A)	54,073	792
Calpine *	120,050	1,406
Chesapeake Utilities	16,387	1,130
Connecticut Water Service	2,461	140
DTE Energy	13,115	1,330
Edison International	14,711	1,173
El Paso Electric	26,156	1,278
Great Plains Energy	126,078	3,664
Hawaiian Electric Industries	38,536	1,283
IDACORP	14,104	1,170
MDU Resources Group	9,752	264
MGE Energy	6,158	394
Middlesex Water	9,544	359
Northwest Natural Gas	6,861	412
NorthWestern	47,711	2,791
OGE Energy	102,100	3,760
ONE Gas	27,431	1,798
Ormat Technologies	1,047	58
Pinnacle West Capital	70,982	5,834
PNM Resources	82,644	3,000
Portland General Electric	89,083	4,038
PPL	22,951	847
SJW	13,410	651
South Jersey Industries	39,150	1,371
Southwest Gas	22,621	1,935
Spark Energy, Cl A (A)	23,300	629
Spire	691	46
UGI	85,370	4,117
Unitil	5,897	263
Vectren	19,067	1,074
Westar Energy, Cl A	10,409	562
WGL Holdings	3,714	310

		59,582

Total Common Stock (Cost $1,377,921) ($ Thousands)		1,709,073

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Small/Mid Cap Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.1%

Exchange Traded Fund — 0.1%
iShares Russell 2000 Value Fund (A)	19,960	$2,387

Total Exchange Traded Fund (Cost $2,383) ($ Thousands)		2,387

	Number of Rights
RIGHTS — 0.0%
Dyax, Expires 12/31/2019	59,546	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P.
0.470% **†(B)	236,073,129	236,080

Total Affiliated Partnership (Cost $236,073) ($ Thousands)		236,080

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	63,519,376	63,519

Total Cash Equivalent (Cost $63,519) ($ Thousands)		63,519

Total Investments — 113.3% (Cost $1,679,896) ($ Thousands) @		$2,011,059

Percentages are based on Net Assets of $1,774,359 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $225,410 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $236,080 ($ Thousands).

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,679,896 ($ Thousands), and the unrealized appreciation and depreciation were $374,618 ($ Thousands) and ($43,455) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

MYR — Malaysian Ringgit

PIPE — Private Investment in Public Entity

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,709,073	$–	$–	$1,709,073
Exchange Traded Fund	2,387	–	–	2,387
Rights	–	–	–	–
Affiliated Partnership	–	236,080	–	236,080
Cash Equivalent	63,519	–	–	63,519

Total Investments in Securities	$1,774,979	$236,080	$–	$2,011,059

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017:

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income

SEI Liquidity Fund, L.P.	$152,985	$193,186	$(110,091)	$236,080	$848
SEI Daily Income Trust, Government Fund, Cl F	-	550,140	(486,621)	63,519	119

Totals	$152,985	$743,326	$(596,712)	$299,599	$967

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Consumer Discretionary — 8.2%
American Eagle Outfitters	13,411	$213
Aramark	148,797	5,318
AutoZone *	5,600	4,125
Bed Bath & Beyond	122,790	4,961
Best Buy	26,862	1,185
Big Lots	70,552	3,622
BJ’s Restaurants *	7,547	274
Brinker International	135,471	5,722
Canadian Tire, Cl A	63,700	7,325
CBS, Cl B	6,680	440
Cheesecake Factory	60,765	3,710
Children’s Place	29,357	2,974
Cogeco Communications	13,400	726
Comcast, Cl A	151,000	5,650
Cooper Tire & Rubber	16,090	651
Cooper-Standard Holdings *	4,374	490
Cracker Barrel Old Country Store	3,215	518
Darden Restaurants	96,269	7,189
Del Frisco’s Restaurant Group *	3,767	60
Dollar General	3,106	227
Domino’s Pizza	1,962	372
Eldorado Resorts *	19,875	324
Escalade	4,575	59
Foot Locker	66,944	5,066
GameStop, Cl A	26,603	650
Gannett	10,340	90
General Motors	6,418	236
Golden Entertainment	2,096	25
HSN	41,600	1,568
International Speedway, Cl A	7,007	260
Jack in the Box	168	16
John Wiley & Sons, Cl A	5,143	268
Kohl’s	74,400	3,171
Lear	15,855	2,251
Macy’s	42,600	1,415
McDonald’s	29,195	3,727
Michael Kors Holdings *	69,615	2,541
MSG Networks *	25,470	555
Murphy USA *	88,400	5,631
National CineMedia	2,931	38
NVR *	1,851	3,582
Panera Bread, Cl A *	7,321	1,690
PetMed Express	21,310	449
Regal Entertainment Group, Cl A	19,324	417
Ross Stores	18,588	1,275
Sally Beauty Holdings *	137,600	3,009
Scripps Networks Interactive, Cl A	70,000	5,654
Six Flags Entertainment	1,619	98
Staples	110,259	991
Target	269,626	15,846
Texas Roadhouse, Cl A	2,218	94

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viacom, Cl B	70,600	$3,068
Yum! Brands	34,214	2,235

		122,051

Consumer Staples — 15.4%
Altria Group	286,997	21,502
Blue Buffalo Pet Products *	951	23
Bunge	133,093	10,894
Calavo Growers	7,482	422
Cal-Maine Foods	1,238	47
Church & Dwight	21,204	1,057
Clorox	28,393	3,884
Coca-Cola	107,926	4,529
Colgate-Palmolive	67,161	4,901
Costco Wholesale	43,021	7,623
CVS Health	131,500	10,596
Dean Foods	171,874	3,135
Dr. Pepper Snapple Group	211,882	19,798
Flowers Foods	140,430	2,705
Fresh Del Monte Produce	124,035	7,178
General Mills	97,739	5,901
Hershey	48,853	5,293
Hormel Foods	56,653	1,997
Ingredion	25,900	3,131
J&J Snack Foods	3,485	466
Kellogg	35,406	2,623
Kimberly-Clark	57,145	7,575
Kroger	285,435	9,077
Lancaster Colony	10,935	1,441
McCormick	55,206	5,433
Medifast	2,568	115
Metro, Cl A	88,500	2,588
Nu Skin Enterprises, Cl A	5,624	279
PepsiCo	100,795	11,126
Philip Morris International	103,337	11,300
Pinnacle Foods	42,353	2,420
Procter & Gamble	32,693	2,977
Sanderson Farms	49,400	4,695
Snyder’s-Lance	7,995	316
Sysco	158,278	8,344
Turning Point Brands *	880	12
Tyson Foods, Cl A	172,700	10,804
Universal	51,763	3,504
USANA Health Sciences *	1,724	100
Vector Group	29,239	666
Wal-Mart Stores	386,639	27,424
Weis Markets	33,750	2,025

		229,926

Energy — 1.1%
Exxon Mobil	131,600	10,702
Frank’s International	95,543	1,165

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Overseas Shipholding Group, Cl A	34,361	$172
Valero Energy	68,100	4,627

		16,666

Financials — 16.8%
Access National	2,563	71
Aflac	7,847	568
AGNC Investment ‡	91,037	1,787
Alleghany *	2,141	1,383
Allied World Assurance Holdings	33,742	1,782
Allstate	155,303	12,760
American Financial Group	112,684	10,599
American National Insurance	2,171	261
AMERISAFE	2,204	142
Annaly Capital Management ‡	667,000	7,404
Anworth Mortgage Asset ‡	50,060	272
Apollo Commercial Real Estate Finance ‡	309,803	5,697
Arch Capital Group *	50,806	4,805
Argo Group International Holdings	4,488	300
Aspen Insurance Holdings	94,640	5,305
Assured Guaranty	61,526	2,529
Atlas Financial Holdings *	16,638	225
Axis Capital Holdings	183,105	12,689
Baldwin & Lyons, Cl B	7,004	167
Bank of America	51,313	1,266
Bank of Marin Bancorp	763	52
BankUnited	35,742	1,416
Bankwell Financial Group	629	21
BB&T	51,900	2,503
Berkshire Hathaway, Cl B *	95,700	16,405
Blue Capital Reinsurance Holdings	1,015	20
BOK Financial	6,775	559
Canadian Imperial Bank of Commerce	65,200	5,740
Capitol Federal Financial	38,961	588
Capstead Mortgage ‡	64,273	680
Carolina Financial	7,119	214
CBOE Holdings	37,344	2,915
Charter Financial	2,061	40
Chimera Investment ‡	4,448	86
Citizens Financial Group	19,288	721
CU Bancorp *	2,341	92
Cullen/Frost Bankers	9,737	900
Donnelley Financial Solutions *	10,586	245
Employers Holdings	5,322	200
Equity Bancshares, Cl A *	539	18
Erie Indemnity, Cl A	6,540	776
Essent Group *	4,569	159
Everest Re Group	100,079	23,533
Farmers Capital Bank	6,571	255
Farmers National Banc	2,368	33
Fidelity & Guaranty Life	8,688	231
First Business Financial Services	6,963	176

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Foundation *	14,002	$230
First Mid-Illinois Bancshares	3,636	120
Genworth MI Canada	22,800	653
Great Ajax	8,930	117
Green Dot, Cl A *	13,926	408
Hanover Insurance Group	65,282	5,877
Hartford Financial Services Group	54,857	2,682
Heritage Insurance Holdings	1,371	20
Houlihan Lokey, Cl A	5,826	183
James River Group Holdings	6,113	263
JPMorgan Chase	18,198	1,649
Marsh & McLennan	6,450	474
MBT Financial	6,041	64
MFA Financial ‡	1,093,474	8,770
MidWestOne Financial Group	2,246	82
MTGE Investment ‡	28,418	470
National Bank of Canada	103,400	4,425
National Commerce *	1,236	46
National General Holdings	3,318	81
New Mountain Finance	73,167	1,076
Nicolet Bankshares *	737	36
Northwest Bancshares	14,483	263
Old Line Bancshares	7,416	208
Old Republic International	20,535	425
Old Second Bancorp	15,296	167
OneBeacon Insurance Group, Cl A	8,089	132
Oritani Financial	3,769	65
Pacific Premier Bancorp *	14,401	576
PennyMac Mortgage Investment Trust ‡	251,400	4,239
Peoples Financial Services	3,162	131
People’s Utah Bancorp	3,035	81
Popular	27,780	1,224
ProAssurance	7,070	418
Progressive	8,414	330
Prudential Financial	8,648	956
Reinsurance Group of America, Cl A	29,458	3,831
RenaissanceRe Holdings	85,109	12,566
RLI	5,277	308
S&P Global	34,327	4,444
Safety Insurance Group	5,732	407
Starwood Property Trust ‡	313,000	7,155
Stonegate Bank	13,331	618
Territorial Bancorp	2,062	66
Thomson Reuters	20,599	871
Toronto-Dominion Bank	140,900	7,283
Travelers	155,538	19,013
Triumph Bancorp *	1,315	35
Two Harbors Investment ‡	527,028	4,901
Unum Group	14,284	697
US Bancorp	75,255	4,139
Validus Holdings	260,814	15,039
Virtu Financial, Cl A	30,258	525

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voya Financial	11,289	$465
WashingtonFirst Bankshares	897	25
Waterstone Financial	11,928	221
Wells Fargo	52,700	3,050

		251,190

Health Care — 14.9%
AbbVie	62,974	3,894
Allscripts Healthcare Solutions *	60,153	733
Amgen	41,726	7,366
Anthem	43,300	7,137
AxoGen *	5,663	59
Baxter International	166,443	8,475
Biogen *	3,863	1,115
Bioverativ *	1	—
Bristol-Myers Squibb	98,213	5,570
C.R. Bard	10,567	2,591
Cardinal Health	144,671	11,772
Chemed	10,646	1,901
Danaher	3,104	266
DaVita HealthCare Partners *	29,008	2,013
Eli Lilly	16,941	1,403
Enzo Biochem *	17,073	110
Express Scripts Holding *	109,898	7,764
Gilead Sciences	55,200	3,890
Haemonetics *	9,023	337
HCA Holdings *	15,786	1,377
HealthSouth	17,828	754
Henry Schein *	5,993	1,028
Heska *	5,909	548
Hill-Rom Holdings	19,455	1,293
ICON *	30,738	2,575
ICU Medical *	3,236	487
Johnson & Johnson	309,015	37,765
Laboratory Corp of America Holdings *	31,764	4,519
LeMaitre Vascular	12,165	269
Luminex	1,074	20
Masimo *	5,811	525
McKesson	37,865	5,685
Merck	445,707	29,359
Meridian Bioscience	22,595	290
Myriad Genetics *	23,842	463
NeoGenomics *	25,743	208
Owens & Minor	96,614	3,486
Pfizer	825,299	28,159
Phibro Animal Health, Cl A	3,111	87
Premier, Cl A *	13,000	409
Quality Systems *	25,341	387
Quest Diagnostics	112,832	10,994
Quintiles IMS Holdings *	13,742	1,063
Tactile Systems Technology *	1,568	32
Teleflex	31,917	6,102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tivity Health *	2,290	$66
United Therapeutics *	19,204	2,837
UnitedHealth Group	55,883	9,242
Utah Medical Products	4,830	299
Varex Imaging *	–	—
Varian Medical Systems *	36,116	3,030
Vocera Communications *	17,741	367
Waters *	12,053	1,868
WellCare Health Plans *	2,700	381
West Pharmaceutical Services	571	47

		222,417

Industrials — 9.2%
3M	2,828	527
Alaska Air Group	37,481	3,666
Babcock & Wilcox Enterprises *	28,612	472
Blue Bird *	4,608	78
Boeing	50,600	9,120
BWX Technologies	36,413	1,691
CBIZ *	7,327	97
Deere	102,600	11,234
Delta Air Lines	74,043	3,697
Expeditors International of Washington	5,026	283
FedEx	36,730	7,088
Huntington Ingalls Industries	1,394	305
JetBlue Airways *	20,022	400
Landstar System	53,587	4,651
Lockheed Martin	31,962	8,520
Macquarie Infrastructure	7,277	560
Manpowergroup	3,430	333
MSC Industrial Direct, Cl A	1,000	101
Northrop Grumman	52,787	13,043
Owens Corning	6,870	402
Raytheon	53,159	8,194
Republic Services	212,155	13,143
Southwest Airlines	40,261	2,327
Spirit AeroSystems Holdings, Cl A	58,267	3,590
Spirit Airlines *	16,530	863
United Continental Holdings *	47,591	3,526
United Parcel Service, Cl B	100,637	10,643
United Technologies	92,000	10,355
Waste Management	247,071	18,115
West	2,700	65

		137,089

Information Technology — 12.9%
Acacia Communications *	627	33
Accenture, Cl A	35,992	4,409
Alphabet, Cl A *	2,292	1,937
Amdocs	318,013	19,287
Amkor Technology *	24,388	240
Apple	84,600	11,589

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Applied Materials	101,710	$ 3,684
Aspen Technology *	73,277	4,260
AVX	471,700	7,321
Booz Allen Hamilton Holding, Cl A	118,831	4,251
Broadridge Financial Solutions	7,358	510
CA	176,885	5,708
Cadence Design Systems *	29,766	920
CDW	35,338	2,081
Cisco Systems	535,718	18,311
Citrix Systems *	25,968	2,050
CommVault Systems *	966	47
Convergys	210,560	4,607
CSG Systems International	110,840	4,368
DST Systems	6,985	835
eBay *	229,911	7,794
F5 Networks *	3,842	550
Forrester Research	14,929	545
Genpact	13,911	337
Harris	37,300	4,099
HP	59,312	1,030
IAC *	40,110	2,966
Intel	301,252	10,905
International Business Machines	89,281	16,055
Intuit	31,282	3,924
LogMeIn	–	—
Lumentum Holdings *	7,946	365
Microsoft	27,742	1,775
Motorola Solutions	104,849	8,280
NCI, Cl A *	1,404	21
NCR *	31,644	1,521
NetApp	16,707	699
NIC	1,201	25
Oracle	160,763	6,847
Planet Payment *	13,364	55
QUALCOMM	50,100	2,830
RealPage *	11,866	400
Sanmina *	12,508	488
Sapiens International	7,298	106
Square, Cl A *	112,890	1,955
Symantec	158,791	4,537
Synopsys *	53,901	3,851
Take-Two Interactive Software *	37,406	2,131
Teradyne	97,936	2,785
VeriSign *	42,851	3,534
Western Union	267,400	5,252

		192,110

Materials — 1.8%
Avery Dennison	58,200	4,698
Bemis	91,774	4,549
Cabot	4,379	254
Compass Minerals International	19,552	1,482

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Paper	92,200	$ 4,859
Kaiser Aluminum	30,500	2,404
LyondellBasell Industries, Cl A	17,735	1,618
Sonoco Products	135,400	7,220
Trinseo	4,125	285

		27,369

Real Estate — 2.6%
American Homes 4 Rent, Cl A ‡	26,756	636
Apple Hospitality ‡	109,087	2,143
CBL & Associates Properties ‡	108,908	1,092
City Office ‡	6,754	88
Easterly Government Properties ‡	29,977	620
Four Corners Property Trust ‡	8,079	179
Hospitality Properties Trust ‡	42,492	1,350
Mid-America Apartment Communities ‡	41,200	4,233
Monogram Residential Trust ‡	13,042	134
National Health Investors ‡	68,200	5,164
Outfront Media ‡	860	22
Piedmont Office Realty Trust, Cl A ‡	283,661	6,507
PS Business Parks ‡	3,573	415
Retail Properties of America, Cl A ‡	313,500	4,831
RMR Group	1,229	64
Ryman Hospitality Properties ‡	7,762	501
Select Income ‡	197,068	5,124
Silver Bay Realty Trust ‡	14,669	316
Sun Communities ‡	7,912	655
Tanger Factory Outlet Centers ‡	134,500	4,556
Taubman Centers ‡	3,356	234

		38,864

Telecommunication Services — 5.4%
AT&T	671,190	28,049
BCE	125,300	5,482
Hawaiian Telcom Holdco *	8,211	198
NTT DOCOMO ADR	135,700	3,224
Rogers Communications, Cl B	12,676	533
SK Telecom ADR	207,600	4,692
TELUS	109,694	3,568
TELUS Toronto Stock Exchange	146,700	4,787
Verizon Communications	604,312	29,992

		80,525

Utilities — 9.7%
AES	131,510	1,515
ALLETE	6,266	421
Ameren	156,900	8,581
American Electric Power	225,892	15,128
Avista	7,223	288
California Water Service Group	6,356	234
CenterPoint Energy	132,563	3,622
CMS Energy	76,518	3,407

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consolidated Edison	113,700	$8,759
DTE Energy	37,600	3,812
Edison International	166,298	13,261
El Paso Electric	7,664	374
Entergy	193,655	14,846
Exelon	409,667	15,039
FirstEnergy	286,777	9,300
Hawaiian Electric Industries	36,807	1,225
IDACORP	8,166	677
MGE Energy	3,791	242
Northwest Natural Gas	10,385	624
NorthWestern	11,775	689
PG&E	59,145	3,948
Pinnacle West Capital	122,118	10,037
PNM Resources	20,870	758
Portland General Electric	135,443	6,140
PPL	9,618	355
Public Service Enterprise Group	376,170	17,296
Southern	8,505	432
Southwest Gas	5,564	476
UGI	5,216	251
Unitil	13,129	585
Vectren	12,971	731
Xcel Energy	57,840	2,528

		145,581

Total Common Stock (Cost $1,169,168) ($ Thousands)		1,463,788

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.320%**†	27,153,001	27,153

Total Cash Equivalent (Cost $27,153) ($ Thousands)		27,153

Total Investments — 99.8% (Cost $1,196,321) ($ Thousands) @		$1,490,941

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	156	Mar-2017	$788

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,493,862 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,196,321 ($ Thousands), and the unrealized appreciation and depreciation were $316,245 ($ Thousands) and ($21,625) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P— Standard & Poor’s

Ser — Series

As of February 28, 2017, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income
SEI Daily Income Trust, Prime Obligation, Cl A	$3,594	$6,912	$(10,506)	$-	$-
SEI Daily Income Trust, Government Fund, Cl F	-	232,584	(205,431)	27,153	51

Totals	$-	$232,584	$(205,431)	$27,153	$51

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.8%

Australia — 2.8%
AGL Energy	327,746	$ 6,078
Amcor	43,721	472
ASX	21,087	831
Aurizon Holdings	406,697	1,601
Ausdrill	17,723	21
AusNet Services	994,390	1,238
Coca-Cola Amatil	217,852	1,717
Cochlear	6,125	615
Computershare	122,258	1,270
Crown	37,550	365
CSL	29,435	2,667
Flight Centre Travel Group	27,315	606
Harvey Norman Holdings	24,581	97
LendLease Group	127,258	1,490
Mirvac Group ††	1,783,100	2,947
Orica	60,277	848
Rio Tinto	28,001	1,335
Sonic Healthcare	74,881	1,239
South32	757,609	1,450
Stockland ††	446,937	1,622
Telstra	1,450,677	5,376
Wesfarmers	269,047	8,837

		42,722

Austria — 0.6%
Atrium European Real Estate	51,185	209
BUWOG	23,770	595
Conwert Immobilien Invest	9,201	160
EVN	2,534	32
Flughafen Wien	5,554	157
Lenzing	309	49
Oesterreichische Post	110,402	4,027
OMV	11,828	453
Telekom Austria, Cl A	83,589	539
UNIQA Insurance Group	2,893	22
Verbund, Cl A	4,406	73
Voestalpine	79,920	3,374

		9,690

Belgium — 0.4%
bpost	109,000	2,716
Colruyt	6,519	307
Elia System Operator	5,740	295
Proximus	75,810	2,236

		5,554

Canada — 6.1%
Agellan ††	12,200	106
Atco, Cl I	61,261	2,099
Bank of Montreal	115,593	8,797
Barrick Gold	133,100	2,463
BCE	90,846	3,974

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Imperial Bank of Commerce	20,019	$ 1,763
Canadian Tire, Cl A	70,550	8,113
Capital Power	42,000	800
CCL Industries, Cl B	10,929	2,329
Cineplex	5,180	196
Constellation Software	2,727	1,284
Dollarama	39,121	3,021
Dream Global ††	800	6
Emera	43,754	1,505
Empire, Cl A	33,457	423
First Capital Realty	79,340	1,253
George Weston	37,722	3,170
H&R ††	64,794	1,154
Intact Financial	33,251	2,364
Jean Coutu Group, Cl A	20,271	305
Killam Apartment ††	38,113	365
Kinross Gold *	203,900	720
Loblaw	23,500	1,229
Metro, Cl A	246,965	7,222
Morguard ††	6,927	79
Morguard North American ††	500	6
National Bank of Canada	123,594	5,289
New Flyer Industries	45,500	1,511
Open Text	24,581	812
Pure ††	189,800	857
RioCan ††	76,873	1,548
Rogers Communications, Cl B	142,077	5,981
Rogers Sugar	23,300	112
Royal Bank of Canada	61,414	4,474
Saputo	30,085	1,036
Shaw Communications, Cl B	121,565	2,537
Smart ††	3,746	95
TELUS	174,200	5,685
TFI International	921	23
TMX Group	43,300	2,294
Toronto-Dominion Bank	142,294	7,355
Valener	15,017	236

		94,591

Denmark — 0.8%
Coloplast, Cl B	7,931	561
Columbus	42,938	90
Danske Bank	116,800	3,911
ISS	15,010	587
Novo Nordisk, Cl B	141,233	5,031
Schouw	678	53
TDC	168,566	910
William Demant Holding *	41,672	856

		11,999

Finland — 0.0%
Aspo	3,245	30

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orion, Cl B	5,268	$ 261

		291

France — 1.9%
Atos	68,900	8,163
Bastide le Confort Medical	1,451	48
Boiron	809	74
Cie des Alpes	4,246	86
Credit Agricole	53,645	649
Dassault Aviation	213	242
Dassault Systemes	4,229	343
Eutelsat Communications	37,153	732
Fountaine Pajot	345	29
Metropole Television	2,863	61
Rallye	4,350	99
Rubis SCA	1,784	168
Sanofi-Aventis	115,800	10,008
SES Global, Cl A	43,606	893
TOTAL	149,100	7,454
Vilmorin & Cie	773	55

		29,104

Germany — 1.1%
Celesio	160,989	4,380
Fielmann	7	1
Homag Group	1,506	76
Hornbach Holding & KGaA	825	58
KWS Saat	774	235
MAN	821	85
Merck KGaA	12,006	1,316
Muenchener Rueckversicherungs	24,500	4,644
Rhoen Klinikum	46,775	1,181
Stada Arzneimittel	23,686	1,438
Suedzucker	31,368	803
Talanx	60,400	2,165
Zalando * (A)	6,597	265

		16,647

Hong Kong — 3.0%
ASM Pacific Technology	93,700	1,165
BOC Hong Kong Holdings	264,500	1,046
Cheung Kong Infrastructure Holdings	263,925	2,174
Chinney Investments	88,000	31
CLP Holdings	1,453,691	14,785
First Pacific	467,280	343
Fountain SET Holdings	386,000	54
Guoco Group	1,000	12
Hang Lung Group	24,000	100
Hang Seng Bank	37,511	769
HK Electric Investments & HK Electric Investments (A)	1,071,521	936
HKT Trust & HKT	1,198,686	1,600
Hongkong & Shanghai Hotels	33,500	38
Hopewell Holdings	28,000	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hysan Development	62,684	$ 292
Kerry Properties	84,143	258
Langham Hospitality Investments and Langham Hospitality Investments	183,000	78
Li & Fung	616,000	275
Link ††	598,538	4,129
Miramar Hotel & Investment	3,000	6
MTR	339,843	1,797
New World Development	63,000	82
NWS Holdings	136,989	250
PCCW	6,156,700	3,752
Power Assets Holdings	31,087	279
Regal Hotels International Holdings	6,000	3
Shangri-La Asia	117,812	150
SmarTone Telecommunications Holdings	815,500	1,107
Sun Hung Kai Properties	281,000	4,109
Sunlight ††	143,943	85
Swire Pacific, Cl A	140,121	1,441
Transport International Holdings	14,000	42
WH Group (A)	3,171,859	2,480
Wheelock	119,135	774
Yue Yuen Industrial Holdings	712,000	2,651

		47,195

Ireland — 0.0%
Hibernia ††	161,067	207
Irish Residential Properties ††	50,199	64
Total Produce	101,736	199

		470

Israel — 1.8%
Amot Investments	204,241	947
Bank Hapoalim	1,471,187	9,073
Bank Leumi Le-Israel *	1,543,773	6,768
Electra Consumer Products 1970	221	4
Israel Discount Bank, Cl A *	407,598	902
Mizrahi Tefahot Bank	380,700	6,358
Orbotech *	82,600	2,490
Rami Levy Chain Stores Hashikma Marketing 2006	80	4
Shufersal	92,980	419
Teva Pharmaceutical Industries	41,141	1,449

		28,414

Italy — 0.3%
Ascopiave	80,433	247
CSP International Fashion Group	233	–
Hera	799,410	1,988
Parmalat	20,771	65
Terna Rete Elettrica Nazionale	437,400	2,032

		4,332

Japan — 8.4%
Aeon Hokkaido	1,700	9

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Albis	1,900	$ 60
Alfresa Holdings	3,700	67
Alpen	14,900	266
Aozora Bank	925,309	3,482
Asahi Glass	17,000	139
Ashikaga Holdings	570,100	2,522
Astellas Pharma	351,900	4,756
Atsugi	180,000	217
Best Bridal	7,200	40
Best Denki	3,500	4
Can Do	4,416	71
Canon	64,200	1,883
Choushimaru	100	4
Coca-Cola West	5,900	176
COMSYS Holdings	144,300	2,569
Cota	2,700	33
Daiichi Sankyo	121,795	2,787
Daiki Aluminium Industry	16,000	75
Dydo Drinco	17,196	874
Earth Chemical	1,000	48
EDION	3,900	36
Eisai	48,500	2,731
Feed One	50,100	91
Fuji Oil Holdings	107,100	2,424
Fujiya	80,000	164
Gakkyusha	300	4
Geo Holdings	78,800	955
Gfoot	10,500	72
Hakudo	200	3
Heiwa	22,900	622
Hoya	33,372	1,516
Itochu	44,700	650
Itochu-Shokuhin	953	39
Japan Airlines	60,500	1,984
Japan Tobacco	40,300	1,353
J-Oil Mills	2,800	105
Kato Sangyo	12,000	319
KDDI	267,710	7,032
Key Coffee	3,900	76
KFC Holdings Japan	10,173	182
Kisoji	2,600	57
Kohnan Shoji	171,554	3,284
Kohsoku	300	3
Kourakuen Holdings	4,200	64
K’s Holdings	191,100	3,413
Kuraray	144,500	2,202
Kurimoto	10,000	209
Kurita Water Industries	2,400	57
Kyokuyo	1,000	27
Kyorin	22,400	475
Kyoritsu Printing	1,900	6
Kyowa Electronic Instruments	7,500	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kyowa Exeo	191,900	$ 2,672
Lawson	12,769	884
Mars Engineering	4,700	100
Marubeni	219,500	1,426
Marudai Food	9,836	43
Maruha Nichiro	7,200	217
Matsuya Foods	6,730	254
Maxvalu Tokai	483	8
McDonald’s Holdings Japan	23,000	658
Medipal Holdings	11,600	192
Ministop	22,467	441
Mitsubishi	26,300	596
Mitsubishi Gas Chemical	54,400	1,150
Mitsubishi Tanabe Pharma	375,900	7,761
Mitsui	83,400	1,281
Miyoshi Oil & Fat	3,000	4
Mochida Pharmaceutical	2,800	212
Morito	5,400	47
Mory Industries	2,000	43
MOS Food Services	14,746	442
Mr Max	35,812	133
Nagatanien Holdings	13,000	165
Nakayama Steel Works *	9,800	69
Natori	9,400	160
Nihon Eslead	5,800	79
Nihon Shokuhin Kako	386	2
Nihon Yamamura Glass	6,000	11
Nippon Beet Sugar Manufacturing	3,000	67
Nippon Denko	25,600	73
Nippon Express	85,863	445
Nippon Flour Mills	122,142	1,858
Nippon Koshuha Steel	6,000	5
Nippon Telegraph & Telephone	309,100	13,125
Nisshin Oillio Group	80,249	420
NTT DoCoMo	335,242	7,991
Ohsho Food Service	1,000	37
Okinawa Electric Power	12,800	297
Ootoya Holdings	200	4
Oracle Japan	26,454	1,546
Osaka Gas	1,169,578	4,528
Otsuka	2,500	128
OUG Holdings	35,000	82
Parco	600	6
PIA	2,400	63
Plenus	99,000	2,155
Renaissance	9,600	154
Rhythm Watch	16,000	27
Rock Field	3,620	56
Sagami Chain	3,300	41
Sankyo	11,250	400
Seed	2,000	35
Sega Sammy Holdings	33,400	493

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sekisui Chemical	164,600	$ 2,729
Senko	371,600	2,438
Senshu Ikeda Holdings	650,300	2,953
Shibusawa Warehouse	10,000	32
Shikibo	8,000	11
Shimachu	74,400	1,896
Shoei Foods	7,000	153
Showa Sangyo	2,000	11
SKY Perfect JSAT Holdings	378,000	1,686
SRI Sports	800	7
Starts Proceed Investment ††	149	204
Starzen	7,700	327
Studio Alice	8,208	169
Sumitomo	22,700	306
Sumitomo Bakelite	472,000	2,822
Sumitomo Dainippon Pharma	36,000	638
Sumitomo Osaka Cement	694,000	2,897
Suzuken	10,100	343
Taisho Pharmaceutical Holdings	300	25
Takara Holdings	14,900	153
Takeda Pharmaceutical	11,200	523
Tear	4,900	32
Toho	4,400	102
Toho Gas	10,466	76
Tokai	2,277	82
Tokyo Gas	111,000	506
Tokyo Theatres	17,000	23
Tomoe Engineering	4,000	69
Toppan Printing	33,000	334
Toshiba Plant Systems & Services	194,400	2,742
Toukei Computer	100	2
Trend Micro	33,562	1,476
Tsumura	14,300	426
VIA Holdings	5,500	58
Vital KSK Holdings	32,600	302
WIN-Partners	3,500	30
Wood One	10,000	27
Yamazaki Baking	5,300	107
Yasuda Logistics	800	6
Yellow Hat	7,000	179
Yoshinoya Holdings	9,300	137
Zensho Holdings	7,800	133
ZERIA Pharmaceutical	5,000	78

		130,603

Luxembourg — 0.1%
RTL Group	11,656	899

Netherlands — 0.2%
Gemalto	3,329	201
Heineken Holding	1,047	80

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NN Group	107,100	$ 3,337

		3,618

New Zealand — 1.4%
Air New Zealand	153,989	263
Argosy Property	271,999	197
Auckland International Airport	205,155	1,089
Contact Energy	822,105	2,908
Fisher & Paykel Healthcare	240,800	1,587
Fletcher Building	910,946	6,364
Freightways	82,976	420
Genesis Energy	411,236	623
Goodman Property Trust ††	96,540	88
Infratil	25,128	52
Kiwi Property Group ††	942,772	975
Mainfreight	37,867	586
Mercury NZ	124,199	283
Meridian Energy	109,580	214
Metlifecare	45,998	201
Restaurant Brands New Zealand	54,380	212
Ryman Healthcare	89,763	576
SKY Network Television	143,438	394
SKYCITY Entertainment Group	28,243	84
Spark New Zealand	1,783,319	4,630
Steel & Tube Holdings	33,559	58
Stride Property Group	36,083	47
Summerset Group Holdings	101,823	382
Vector	1,265	3

		22,236

Norway — 1.0%
AF Gruppen	385	7
Aker, Cl A	116	5
Atea	21,284	231
Austevoll Seafood	40,137	355
Leroy Seafood Group	3,559	189
Marine Harvest	122,748	2,153
Norsk Hydro	768,909	4,367
Orkla	475,586	4,197
SpareBank 1 Nord Norge	46,740	330
SpareBank 1 SR-Bank	22,733	185
Stolt-Nielsen	1,550	25
Telenor	243,273	3,979

		16,023

Portugal — 0.2%
REN - Redes Energeticas Nacionais	843,473	2,354

Singapore — 2.1%
AIMS AMP Capital Industrial ††	39,200	38
Ascendas ††	1,975,000	3,530
Ascendas Hospitality Trust ††	108,700	59
BreadTalk Group	59,500	56
CapitaLand Commercial Trust ††	1,501,248	1,675

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CapitaLand Mall Trust ††	2,917,600	$ 4,110
ComfortDelGro	496,119	876
Dairy Farm International Holdings	16,600	142
DBS Group Holdings	362,500	4,855
Global Logistic Properties	109,800	209
Hutchison Port Holdings Trust, Cl U	837,316	318
Mapletree Industrial Trust ††	1,990,100	2,369
OUE	324,300	457
Sheng Siong Group	22,100	15
Singapore Airlines	38,238	272
Singapore Airport Terminal Services	129,100	461
Singapore Press Holdings	337,208	844
Singapore Technologies Engineering	177,800	468
SPH ††	445,400	309
StarHub	684,692	1,410
Suntec ††	86,222	107
United Overseas Bank	185,800	2,856
UOL Group	489,700	2,307
Venture	460,800	3,542
Wilmar International	447,211	1,164

		32,449

Spain — 0.4%
Ebro Foods	92,913	1,894
Enagas	9,419	232
Endesa	165,205	3,528
Iberdrola	103,765	692

		6,346

Sweden — 0.5%
Axfood	50,566	775
Bonava, Cl B	13,309	205
ICA Gruppen	18,392	599
KNOW IT	4,507	63
Swedish Match	161,801	5,052
Tele2, Cl B	46,644	418

		7,112

Switzerland — 3.7%
ABB	70,161	1,592
Allreal Holding	9,035	1,416
Alpiq Holding	216	18
ALSO Holding	193	22
APG SGA	152	69
Aryzta	1,469	48
Barry Callebaut	157	204
Bell	114	50
BKW	4,283	219
Cembra Money Bank	31,500	2,563
Chocoladefabriken Lindt & Spruengli	9	585
Coca-Cola HBC	28,511	690
EMS-Chemie Holding	687	392
Galenica	87	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HOCHDORF Holding	424	$ 129
Intershop Holding	594	297
Kuehne + Nagel International	1,482	212
Mobilezone Holding	76	1
Mobimo Holding	1,655	441
Nestle	136,459	10,117
Novartis	78,614	6,154
Orior	3,186	256
Pargesa Holding	2,613	173
Roche Holding	32,696	7,989
Romande Energie Holding	20	26
Schindler Holding	7,556	1,465
SGS	376	802
Sika	73	412
Sonova Holding	15,640	2,060
St. Galler Kantonalbank	414	174
Swiss Life Holding	15,700	4,954
Swiss Prime Site	27,203	2,369
Swiss Re	80,500	7,218
Swisscom	7,534	3,327
Valora Holding	2,712	904
Ypsomed Holding	3,771	728

		58,178

United Kingdom — 3.9%
BAE Systems	825,700	6,473
BCA Marketplace	214,886	484
British American Tobacco	57,492	3,634
Character Group	5,143	35
Compass Group	1	–
Cranswick	11,032	320
Dechra Pharmaceuticals	13,671	274
Diageo	137,793	3,889
Direct Line Insurance Group	386,600	1,653
easyJet	95,600	1,131
EMIS Group	18,196	204
GlaxoSmithKline	586,883	12,036
Greggs	9,129	111
Hill & Smith Holdings	13,097	180
Imperial Brands	185,383	8,750
J D Wetherspoon	222,000	2,706
JD Sports Fashion	4,180	18
John Menzies	25,549	187
KCOM Group	40,470	46
Kennedy Wilson Europe Real Estate	4,639	56
Kingfisher	182,301	747
Lookers	451,200	692
McBride	4,850	11
Melrose Industries	53,700	142
Merlin Entertainments (A)	1	–
National Grid	220,893	2,687
QinetiQ	165,935	572

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reckitt Benckiser Group	39,058	$3,553
Rentokil Initial	30,621	91
Royal Mail	508,900	2,626
Sage Group	96,554	776
SSE	267,600	5,132
Tate & Lyle	161,328	1,494
Tritax Big Box ††	256,964	467
UDG Healthcare	2,245	19

		61,196

United States — 53.1%

Consumer Discretionary — 4.2%
AutoZone *	84	62
Big Lots	7,854	403
Bob Evans Farms	36,400	2,065
Brinker International	37,600	1,588
Capella Education	889	68
Children’s Place	20,600	2,087
Comcast, Cl A	285,420	10,680
Cooper-Standard Holdings *	26,300	2,946
CST Brands	21,901	1,054
Darden Restaurants	96,346	7,195
Dick’s Sporting Goods	6,628	324
Dollar General	27,452	2,005
Foot Locker	33,600	2,542
Gap	139,295	3,457
Golden Entertainment	6,193	73
Home Depot	4,291	622
J Alexander’s Holdings *	306	3
Kimball International, Cl B	7,869	129
Kohl’s	52,587	2,241
Liberty Media Group, Cl A *	10,465	315
McDonald’s	68,743	8,775
New York Times, Cl A	26,063	375
RCI Hospitality Holdings	6,384	109
Scholastic	15,162	683
Target	193,528	11,374
Viacom, Cl B	37,600	1,634
Walt Disney	39,181	4,313

		67,122

Consumer Staples — 10.7%
AdvancePierre Foods Holdings	6,619	192
Alliance One International *	13,692	196
Altria Group	173,875	13,027
Blue Buffalo Pet Products *	11,638	284
Bunge	52,400	4,289
Calavo Growers	256	14
Central Garden and Pet, Cl A *	1,094	35
Church & Dwight	89,257	4,449
Clorox	78,985	10,806
Coca-Cola	94,657	3,972
Colgate-Palmolive	54,931	4,009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Costco Wholesale	32,707	$5,795
CVS Health	135,500	10,919
Dr. Pepper Snapple Group	22,665	2,118
Estee Lauder, Cl A	36,403	3,016
Fresh Del Monte Produce	133,278	7,713
General Mills	68,315	4,124
Hershey	13,875	1,503
Ingredion	32,685	3,951
J&J Snack Foods	3,439	460
Kellogg	45,902	3,400
Kimberly-Clark	38,376	5,087
Kroger	127,800	4,064
Lamb Weston Holdings	4,775	187
Lancaster Colony	4,825	636
Landec *	1,920	24
McCormick	1,505	148
Medifast	4,633	208
Nutraceutical International	8,829	298
Oil-Dri Corp of America	838	30
PepsiCo	56,386	6,224
Philip Morris International	35,828	3,918
Procter & Gamble	91,196	8,305
Sanderson Farms	27,800	2,642
Spectrum Brands Holdings	30,278	4,109
Sysco	205,582	10,838
Tyson Foods, Cl A	108,450	6,785
Universal	67,686	4,582
Vector Group	30,067	685
Wal-Mart Stores	335,293	23,782
WD-40	386	42
Weis Markets	10,610	637

		167,503

Energy — 0.7%
Exxon Mobil	73,900	6,010
Valero Energy	76,400	5,191

		11,201

Financials — 7.9%
AGNC Investment ††	281,857	5,533
Allstate	65,800	5,406
American Financial Group	33,223	3,125
American National Insurance	383	46
Annaly Capital Management ††	657,825	7,302
Apollo Commercial Real Estate Finance ††	170,977	3,144
Ares Commercial Real Estate ††	63,847	863
Axis Capital Holdings	58,900	4,082
BankFinancial	5,431	81
BB&T	60,200	2,903
Beneficial Bancorp	66,263	1,080
Berkshire Hathaway, Cl B *	117,942	20,218
Blackstone Mortgage Trust, Cl A ††	108,500	3,379
Capitol Federal Financial	211,736	3,195

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Century Bancorp, Cl A	40	$3
Charter Financial	26,998	528
Chimera Investment ††	203,365	3,913
Citizens Financial Group	51,760	1,934
Clifton Bancorp	33,189	533
Dime Community Bancshares	2,415	52
Ellington Residential Mortgage ††	608	9
Everest Re Group	34,100	8,018
First Financial	5,597	260
First Financial Northwest	4,013	82
First Northwest Bancorp *	691	11
Flagstar Bancorp *	1,355	38
Hartford Financial Services Group	94,900	4,640
HomeTrust Bancshares *	5,915	142
Kearny Financial	77,804	1,194
Lincoln National	19,517	1,369
Marlin Business Services	109	3
Meridian Bancorp	11,447	218
MetLife	7,041	369
MTGE Investment ††	13,467	223
National Western Life Group, Cl A	150	48
Northfield Bancorp	27,405	514
Northwest Bancshares	77,492	1,406
Oritani Financial	894	15
Peapack Gladstone Financial	1,883	59
People’s Utah Bancorp	3,412	91
PNC Financial Services Group	24,500	3,117
Provident Financial Holdings	9,453	176
Provident Financial Services	1,493	40
Reinsurance Group of America, Cl A	39,533	5,142
SI Financial Group	244	4
Solar Senior Capital	220	4
Starwood Property Trust ††	154,200	3,525
Territorial Bancorp	1,769	57
Timberland Bancorp	190	4
Travelers	110,500	13,507
TrustCo Bank	19,236	161
Trustmark	479	16
Two Harbors Investment ††	304,200	2,829
United Financial Bancorp	478	9
Voya Financial	105,488	4,349
Washington Federal	2,540	86
Waterstone Financial	59,003	1,094
Zions Bancorporation	20,995	943

		121,092

Health Care — 11.0%
AbbVie	108,672	6,720
AmerisourceBergen	51,429	4,706
Amgen	21,085	3,722
Anthem	17,900	2,950
Baxter International	15,663	798

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bio-Rad Laboratories, Cl A *	13,207	$2,571
Bristol-Myers Squibb	32,687	1,854
C.R. Bard	16,582	4,067
Cambrex *	739	42
Cardinal Health	81,508	6,632
Chemed	21,575	3,852
Cigna	17,400	2,591
Danaher	3,899	334
DaVita HealthCare Partners *	52,431	3,639
Exactech *	3,493	85
Express Scripts Holding *	50,908	3,597
Gilead Sciences	66,824	4,710
HCA Holdings *	67,000	5,845
Henry Schein *	15,550	2,668
Hill-Rom Holdings	391	26
Intuitive Surgical *	4,340	3,199
Johnson & Johnson	224,646	27,454
LeMaitre Vascular	590	13
LifePoint Hospitals *	53,419	3,421
Luminex	7,333	136
Masimo *	30,844	2,787
Merck	331,647	21,846
Mettler Toledo International *	8,021	3,820
National Healthcare	16,031	1,196
Owens & Minor	156,998	5,664
Pfizer	518,268	17,683
PharmAthene	37,997	34
PRA Health Sciences *	2,786	164
Prestige Brands Holdings *	1,307	74
Quest Diagnostics	107,480	10,473
Teleflex	23,611	4,514
United Therapeutics *	24,461	3,613
UnitedHealth Group	2,676	443
Varex Imaging *	2,807	98
Varian Medical Systems *	25,739	2,159

		170,200

Industrials — 3.7%
Applied Industrial Technologies	4,271	269
Boeing	46,800	8,435
Brady, Cl A	539	21
CBIZ *	1,350	18
Deere	40,700	4,456
Expeditors International of Washington	4,267	241
General Electric	114,921	3,426
Kaman	33,929	1,756
L3 Technologies	4,530	762
Lockheed Martin	1,609	429
Manpowergroup	6,241	606
NACCO Industries, Cl A	1,815	117
Northrop Grumman	2,893	715
Republic Services, Cl A	204,756	12,685

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Parcel Service, Cl B	33,594	$3,553
United Technologies	54,700	6,156
Waste Management	200,948	14,733
Willis Lease Finance *	2,235	57

		58,435

Information Technology — 5.2%
Amdocs	185,093	11,226
Apple	104,400	14,302
AVX	1,928	30
Bel Fuse, Cl B	279	7
Benchmark Electronics *	88,300	2,746
CACI International, Cl A *	6,445	808
Cisco Systems	279,900	9,567
CSG Systems International	54,465	2,146
Dell Technologies, Cl V *	7,668	487
DST Systems	7,366	881
Intel	150,500	5,448
International Business Machines	44,100	7,930
Jack Henry & Associates	2,888	271
Kla-Tencor	2,856	257
ManTech International, Cl A	16,149	591
MasterCard, Cl A	23,444	2,590
Motorola Solutions	74,200	5,860
NETGEAR *	1,200	66
QAD, Cl A	270	7
QUALCOMM	60,400	3,411
Sykes Enterprises *	85,621	2,331
Symantec	119,823	3,423
Synopsys *	32,882	2,349
Travelport Worldwide	8,314	106
VMware, Cl A *	34,865	3,134
Western Union	1,593	31

		80,005

Materials — 1.2%
Bemis	54,000	2,677
Commercial Metals	782	17
Kaiser Aluminum	66,926	5,276
Materion	564	20
Newmont Mining	39,403	1,349
Nucor	12,544	785
Reliance Steel & Aluminum	50,130	4,243
Sonoco Products	49,900	2,661
Steel Dynamics	9,631	352
Universal Stainless & Alloy Products *	287	4

		17,384

Real Estate — 1.3%
Apple Hospitality ††	3,068	60
Getty Realty ††	103,000	2,718
National Health Investors ††	50,100	3,794
NorthStar Realty Europe ††	20,227	246

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Piedmont Office Realty Trust, Cl A ††	192,900	$4,425
Select Income ††	83,500	2,171
Senior Housing Properties Trust ††	268,100	5,496

		18,910

Telecommunication Services — 2.3%
AT&T	342,221	14,301
BCE	159,524	6,962
Hawaiian Telcom Holdco *	2,876	69
NII Holdings *	206,789	414
Telephone & Data Systems	9,761	264
Verizon Communications	269,139	13,357

		35,367

Utilities — 4.9%
Ameren	74,600	4,080
American Electric Power	171,600	11,492
Consolidated Edison	103,900	8,004
Edison International	95,600	7,623
Entergy	82,900	6,355
Exelon	145,641	5,346
FirstEnergy	342,500	11,107
Otter Tail	7,306	275
Pinnacle West Capital	43,900	3,608
PPL	15,863	585
Public Service Enterprise Group	230,400	10,594
Southern	78,143	3,971
Unitil	44,810	1,999
Xcel Energy	72,695	3,177

		78,216

		825,435

Total Common Stock (Cost $1,334,430) ($ Thousands)		1,457,458

PREFERRED STOCK — 0.1%

Germany — 0.1%
Henkel	9,883	1,238

Sweden — 0.0%
Akelius Residential Property	10,930	373

Total Preferred Stock (Cost $1,644) ($ Thousands)		1,611

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Government Fund, Cl F
0.320% **†	$86,167	$86,167

Total Cash Equivalent

(Cost $86,167) ($ Thousands)		86,167

Total Investments — 99.4% (Cost $1,422,241) ($ Thousands) @		$1,545,236

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

DJ Euro Stoxx 50 Index	245	Mar-2007	$59
FTSE 100 Index	56	Mar-2017	88
Hang Seng Index	9	Mar-2017	(18)
S&P 500 Index E-MINI	324	Mar-2017	1,141
SPI 200 Index	28	Mar-2017	(4)
Topix Index	43	Mar-2017	(17)

			$1,249

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forwards contracts held by the Fund at February 28, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

03/30/17	USD	15	SEK	138	$—
03/30/17	USD	19	HKD	150	—
03/30/17	USD	61	DKK	425	—
03/30/17	USD	65	NOK	538	—
03/30/17	USD	123	AUD	160	—
03/30/17	USD	133	GBP	106	(1)
03/30/17	USD	139	SGD	195	1
03/30/17	USD	159	NZD	220	—
03/30/17	USD	205	CHF	206	1
03/30/17	USD	342	CAD	448	(4)
03/30/17	USD	496	JPY	55,748	3
03/30/17	USD	521	EUR	491	1
03/30/17	NZD	19,772	USD	14,144	(137)
03/30/17	SGD	21,052	USD	14,849	(212)
03/30/17	GBP	26,635	USD	33,196	32
03/30/17	AUD	29,093	USD	22,340	(8)
03/30/17	CHF	30,550	USD	30,233	(339)
03/30/17	SEK	38,299	USD	4,264	3
03/30/17	DKK	45,354	USD	6,440	(55)
03/30/17	EUR	51,945	USD	54,832	(442)
03/30/17	CAD	75,061	USD	56,893	199
03/30/17	NOK	84,215	USD	10,062	(21)
03/30/17	HKD	177,499	USD	22,879	1
03/30/17	JPY	7,657,100	USD	67,590	(954)

					(1,932)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brown Brothers Harriman	$(341,932)	$339,999	$(1,932)

			$(1,932)

For the period ended February 28, 2017, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $1,553,822 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
††	Real Estate Investment Trust.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of February 28, 2017, was $3,681 ($ Thousands), and represented0.30% of the net assets of the Fund.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Global Managed Volatility Fund (Concluded)

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,422,241 ($ Thousands), and the unrealized appreciation and depreciation were $144,240 ($ Thousands) and ($21,245) ($ Thousands), respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard and Poor

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SPI — Share Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,457,548	$–	$–	$1,457,548
Preferred Stock	1,611	–	–	1,611
Cash Equivalent	86,167	–	–	86,167

Total Investments in Securities	$1,545,326	$–	$–	$1,545,326

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$1,288	$—	$—	$1,288

Unrealized Depreciation	(39)	—	—	(39)

Forwards Contracts *

Unrealized Appreciation	—	241	—	241

Unrealized Depreciation	—	(2,173)	—	(2,173)

Total Other Financial Instruments	$1,249	$(1,932)	$—	$(683)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 195,631	$ (109,464)	$ 86,167	$ 95

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Argentina — 0.9%
MercadoLibre	207,042	$43,659
Ternium ADR	78,630	2,085
YPF ADR (A)	1,179,032	24,465

		70,209

Australia — 4.9%
a2 Milk *(A)	14,461,127	24,572
Alumina	16,441,410	23,323
Aristocrat Leisure	615,035	7,850
Asaleo Care	347,310	439
ASX	638,525	25,150
Australia & New Zealand Banking Group ADR	1,029,500	24,348
BGP Holdings *	239,898	–
BHP Billiton	1,230,457	23,651
BHP Billiton ADR	322,680	12,204
BlueScope Steel	969,581	9,110
Brambles	1,456,426	10,425
Caltex Australia	224,137	4,849
Coca-Cola Amatil	2,386,590	18,808
Cochlear	179,913	18,059
CSR	963,037	3,095
Downer	506,364	2,737
Fortescue Metals Group	2,275,885	11,601
Goodman Group	961,070	5,579
Macquarie Group	457,080	30,451
Mineral Resources	132,558	1,139
Newcrest Mining	1,468,751	25,002
Orora	1,174,995	2,683
OZ Minerals	3,902,179	27,902
Qantas Airways	5,567,848	16,053
Regis Resources	520,494	1,353
SEEK	386,880	4,667
Sirtex Medical	98,970	1,214
South32	18,884,918	36,035
Whitehaven Coal *	506,058	1,124

		373,423

Austria — 0.7%
Erste Group Bank	617,316	18,013
Lenzing	6,759	1,066
Schoeller-Bleckmann Oilfield Equipment	219,090	16,203
Voestalpine	491,305	20,739

		56,021

Belgium — 0.1%
AGFA-Gevaert *	120,446	493
Bekaert	15,656	695
KBC Group	81,740	5,015

		6,203

Brazil — 2.5%
Banco Bradesco ADR *	2,198,487	23,238
Banco do Brasil *	510,125	5,428

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BB Seguridade Participacoes ADR (A)	2,332,400	$21,271
CETIP - Mercados Organizados	1,701,813	25,628
Cia Energetica de Minas Gerais ADR (A)	440,454	1,453
Cia Vale do Rio Doce *	456,456	4,801
Cia Vale do Rio Doce ADR, Cl B *	1,028,281	10,643
Cielo ADR (A)	1,399,400	12,140
Cosan, Cl A	522,789	4,360
Cosan Industria e Comercio	122,500	1,571
EDP - Energias do Brasil	408,200	1,802
Embraer ADR *	535,200	12,358
Gerdau ADR (A)	6,383,722	25,982
Hypermarcas	2,785,885	24,259
JBS	1,988,400	7,478
Light	305,700	2,193
MRV Engenharia e Participacoes	223,800	1,027
Ultrapar Participacoes	83,900	1,764

		187,396

Canada — 5.3%
Bank of Montreal	522,300	39,747
Canadian Imperial Bank of Commerce	298,500	26,281
Canadian Pacific Railway	75,100	11,076
Capital Power	72,700	1,384
Cascades	63,768	638
Celestica *	156,700	2,076
CGI Group, Cl A *	221,400	10,207
Cogeco Communications	9,000	488
Constellation Software	41,201	19,396
Dollarama	93,100	7,190
Fairfax Financial Holdings (A)	40,666	18,361
Genworth MI Canada (A)	132,735	3,802
George Weston	32,600	2,739
Industrial Alliance Insurance & Financial
Services	82,200	3,422
Interfor *	55,000	739
Linamar	175,400	7,811
Lundin Mining	117,400	708
Magna International, Cl A	1,200,552	51,469
Manulife Financial	644,900	11,557
Maple Leaf Foods	273,073	6,369
Open Text (A)	369,200	12,176
Quebecor, Cl B	378,210	10,731
Restaurant Brands International	231,194	12,648
Ritchie Bros Auctioneers (A)	286,821	9,663
Rogers Communications, Cl B	399,287	16,793
Royal Bank of Canada	410,700	29,918
Russel Metals	98,700	1,977
Sun Life Financial	155,600	5,663
Teck Cominco, Cl B	1,406,625	28,197
Toronto-Dominion Bank	948,600	48,973
TransAlta	68,600	368
West Fraser Timber	62,900	2,618

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westshore Terminals Investment	12,800	$261

		405,446

Chile — 0.1%
Enel Americas ADR	230,029	2,243
Enel Chile ADR	230,029	1,161

		3,404

China — 2.1%
Alibaba Group Holding ADR *(A)	449,656	46,269
Baidu ADR *	95,852	16,691
BYD (A)	1,913,000	11,250
China Coal Energy *	1,919,000	1,016
China Life Insurance	10,045,000	30,604
China Petroleum & Chemical	2,416,000	1,874
China Shenhua Energy	12,612,500	26,387
China Telecom	10,156,000	4,775
Ctrip.com International ADR *(A)	266,100	12,624
NetEase ADR	27,990	8,539

		160,029

Colombia — 0.3%
Bancolombia ADR, Cl R (A)	685,811	25,615

Czech Republic — 0.1%
Komercni Banka	299,394	10,798

Denmark — 1.4%
DSV	305,133	15,067
Genmab *	35,245	7,004
H Lundbeck	137,542	5,631
Nets *(B)	793,145	13,436
Novo Nordisk, Cl B	352,406	12,555
Novozymes, Cl B	272,289	10,506
Pandora	141,816	16,219
Vestas Wind Systems	367,393	27,338

		107,756

Finland — 1.0%
Elisa, Cl A	204,040	6,823
Kone, Cl B (A)	292,069	13,115
Neste Oil	467,312	16,327
Nokian Renkaat	100,360	3,960
Orion, Cl B	176,467	8,727
Outokumpu	55,645	552
Sampo, Cl A	244,166	11,159
Sanoma	45,013	396
Stora Enso, Cl R	368,337	3,969
UPM-Kymmene	489,116	11,658
Valmet	35,316	545

		77,231

France — 5.1%
Atos	221,258	26,215
AXA	985,810	23,328
BioMerieux	3,627	559

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BNP Paribas	136,960	$8,023
Bureau Veritas	381,634	7,304
Capgemini	257,300	22,061
Compagnie Generale des Etablissements
Michelin, Cl B	203,200	22,898
Criteo ADR *(A)	508,023	23,867
Edenred	499,287	11,332
Essilor International	94,216	10,827
Ipsen	9,097	811
Kering	24,640	6,016
LafargeHolcim	204,048	11,641
Legrand	250,923	14,190
L’Oreal	132,638	24,742
Nexans	31,998	1,655
Nexity	37,186	1,800
Peugeot	1,079,086	20,594
Safran	291,503	20,803
Sanofi-Aventis	252,428	21,815
Societe Generale	365,792	16,290
Sodexo (A)	174,736	19,227
TechnipFMC *	240,340	7,775
Teleperformance	59,933	6,655
Thales	124,479	12,301
TOTAL	728,717	36,432
Vinci	127,180	9,191

		388,352

Germany — 5.6%
adidas	42,200	7,103
AURELIUS Equity Opportunities & KGaA	13,555	901
BASF	127,806	11,937
Bayer	99,600	10,986
Borussia Dortmund GmbH & KGaA	53,625	295
Brenntag	187,541	10,785
Continental	157,565	32,063
Deutsche Bank *	79,392	1,569
Deutsche Boerse	654,899	56,298
Deutsche Euroshop	67,287	2,797
Deutsche Lufthansa	1,353,798	19,895
Deutz	84,126	509
Evotec *	126,053	977
Fresenius	76,050	6,062
Gerresheimer	106,943	8,410
Hannover Rueck	45,019	5,099
Heidelberger Druckmaschinen *(A)	362,712	906
Henkel	229,171	24,778
Hochtief	106,320	16,268
Infineon Technologies	1,327,348	23,695
K+S	457,566	10,731
Kloeckner	64,494	848
Merck KGaA	270,733	29,674
MTU Aero Engines	77,328	9,844

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OSRAM Licht	34,094	$2,032
SAP	528,104	49,354
Siemens	440,696	57,505
Siltronic *	12,696	785
Software	109,539	4,076
Stada Arzneimittel	153,460	9,319
Suedzucker	153,651	3,935
TUI	353,815	5,000

		424,436

Hong Kong — 5.2%
AIA Group	7,970,400	50,364
Anhui Conch Cement	4,614,000	16,078
ASM Pacific Technology	100,400	1,249
Bank of China	69,016,000	34,942
Beijing Enterprises Holdings	1,885,400	9,861
BOC Hong Kong Holdings	6,013,500	23,783
Bright Smart Securities & Commodities Group	4,426,000	1,574
Chaoda Modern Agriculture *	52,790	2
China Construction Bank	30,444,900	25,062
China Mobile	2,431,100	26,809
CK Hutchison Holdings	1,531,000	18,914
ENN Energy Holdings	2,363,000	11,416
Geely Automobile Holdings	445,000	605
Guangzhou Automobile Group	1,944,000	3,261
Hang Seng Bank	711,200	14,586
HKT Trust & HKT	1,344,000	1,794
Hong Kong Exchanges & Clearing	1,743,956	43,293
Kingboard Laminates Holdings	583,000	653
Melco Crown Entertainment ADR (A)	338,226	5,537
Orient Overseas International	2,370,500	13,910
Shanghai Fosun Pharmaceutical Group	4,385,000	15,083
Tencent Holdings	2,343,640	62,497
WH Group (B)	13,175,500	10,303
Wharf Holdings	82,000	650
Zhongsheng Group Holdings	323,500	469

		392,695

Hungary — 0.2%
MOL Hungarian Oil & Gas	78,660	5,406
OTP Bank	296,540	8,632

		14,038

India — 1.6%
Axis Bank GDR	386,315	14,719
Bharat Petroleum	1,631,386	16,384
HDFC Bank ADR	350,466	25,125
Hindustan Petroleum	449,164	3,620
ICICI Bank ADR	5,241,536	42,981
Indian Oil	1,382,300	7,978
Oil & Natural Gas	2,282,870	6,622
Oil India	213,715	1,048
Petronet LNG	68,312	416

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tata Motors	447,757	$3,065

		121,958

Indonesia — 0.8%
Bank Mandiri Persero	22,000,290	18,641
Bank Rakyat Indonesia Persero	17,430,200	15,619
Indofood Sukses Makmur	19,643,500	11,968
Telekomunikasi Indonesia Persero	22,569,600	6,515
Telekomunikasi Indonesia Persero ADR (A)	148,132	4,222
Waskita Karya Persero	22,890,800	4,257

		61,222

Ireland — 1.1%
CRH	341,223	11,554
James Hardie Industries, CDI	814,219	12,207
Ryanair Holdings ADR *	322,610	26,373
Shire ADR	61,900	11,185
Smurfit Kappa Group	850,092	22,678

		83,997

Israel — 1.1%
Bank Hapoalim	3,326,846	20,517
Bank Leumi Le-Israel *	1,700,355	7,455
Check Point Software Technologies *	242,396	23,975
Israel Discount Bank, Cl A *	343,286	760
SodaStream International *(A)	60,683	2,958
Teva Pharmaceutical Industries ADR (A)	768,488	26,912
Tower Semiconductor *(A)	86,224	1,979

		84,556

Italy — 1.7%
Banca Intesa	8,392,964	19,620
Brembo	80,460	5,420
Buzzi Unicem	1,119,440	27,811
Enel	6,749,263	29,060
EXOR	257,432	12,236
Prysmian	892,613	22,773
Recordati	188,369	5,999
Saras	2,187,265	3,998

		126,917

Japan — 12.8%
Alfresa Holdings	68,500	1,238
Asahi Glass	308,000	2,527
Astellas Pharma	702,000	9,487
Bandai Namco Holdings	21,700	627
Bridgestone	564,700	22,616
Calsonic Kansei	588,000	6,748
Canon Marketing Japan *	24,800	497
Ci:z Holdings	35,400	1,042
Coca-Cola West (A)	203,000	6,042
Daikyo	2,191,000	4,602
Daito Trust Construction	162,900	22,888
Daiwa House Industry	648,600	17,878
Daiwa Securities Group	3,833,190	24,403

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denso	1,053,600	$47,009
FANUC	66,500	13,150
Fujitsu	2,354,000	13,732
Fujitsu General	290,000	5,692
Furukawa Electric	116,300	4,267
Goldcrest	60,300	1,105
Haseko	483,400	5,746
Hazama Ando	610,800	4,444
Hitachi	2,927,000	16,188
Itochu	388,100	5,642
Japan Airlines	408,900	13,409
Japan Display *(A)	489,500	1,216
Japan Exchange Group	1,658,100	23,015
Kao	489,276	25,368
KDDI	904,555	23,761
Koito Manufacturing	149,900	7,757
Komatsu	193,100	4,678
Konami	128,200	5,431
Lion	47,000	815
Maeda Road Construction	60,000	1,076
Medipal Holdings	464,100	7,686
Misawa Homes (A)	31,000	294
Mitsubishi	1,071,747	24,278
Mitsubishi Chemical Holdings	52,800	407
Mitsubishi Electric	827,000	12,178
Mitsubishi Gas Chemical	365,000	7,719
Mitsubishi UFJ Financial Group	8,693,515	57,374
Mitsui	1,653,013	25,397
Mitsui Mining & Smelting	420,000	1,393
Mitsui Sumitomo Insurance Group Holdings	905,900	30,759
Mitsui Trust Holdings	435,500	15,682
Mixi	130,100	5,663
Morinaga Milk Industry	346,000	2,684
NH Foods	25,000	669
Nidec	150,200	14,082
Nikon	45,800	703
Nippo	95,000	1,809
Nippon Telegraph & Telephone	471,400	20,017
Nissan Motor	2,927,000	28,934
Nissan Tokyo Sales Holdings	86,600	277
NTT DoCoMo	982,862	23,428
Okasan Securities Group *	263,000	1,749
Olympus	846,000	30,056
Omron	494,500	21,347
PALTAC CORPORATION	26,400	750
Pioneer *	1,211,000	2,468
Plenus	36,700	799
Rakuten	1,392,800	13,855
Recruit Holdings	984,500	48,484
Round One	67,200	506
Saizeriya	30,700	727
Secom	365,700	26,753

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shimano	99,400	$14,748
Shimizu	794,000	7,317
Shinmaywa Industries	212,000	2,192
SMC	60,100	17,108
Sony	615,900	19,146
Square Enix Holdings	369,400	11,275
Suzuken	92,390	3,138
T&D Holdings	1,563,700	24,088
Taisei	713,000	5,022
Teijin	52,000	999
TIS	245,300	5,977
Toho Holdings	92,900	2,015
Tokyo Electric Power Holdings *	1,855,900	7,166
Tosoh	165,000	1,441
Toyota Tsusho	571,000	17,097
Trend Micro	625,900	27,523
Ube Industries	2,233,000	5,608
Unitika *	1,399,000	1,200
West Japan Railway	347,400	23,092
Yamada Denki	82,800	424
Yamazaki Baking	130,600	2,630
Zenkoku Hosho	53,400	1,744

		973,973

Malaysia — 0.3%
Public Bank	1,547,900	6,958
Tenaga Nasional	5,657,800	17,254

		24,212

Mexico — 0.8%
Cemex ADR *	346,563	2,932
Grupo Financiero Banorte, Ser O	6,950,492	34,758
Industrias Penoles	1,048,138	24,955
Mexichem	544,132	1,292

		63,937

Netherlands — 3.5%
ASML Holding	145,057	17,641
BE Semiconductor Industries	12,598	483
Euronext (B)	517,747	22,446
Heineken	505,332	41,830
Heineken Holding	297,135	22,635
ING Groep	2,294,778	31,736
Koninklijke Ahold Delhaize	577,564	12,311
Koninklijke DSM	387,929	25,557
Koninklijke Philips	1,001,426	30,364
Koninklijke Vopak	205,700	8,724
NN Group	149,160	4,648
PostNL	1,934,436	8,465
Randstad Holding	415,031	24,216
Unilever	375,539	17,804

		268,860

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Norway — 1.7%
DnB	1,999,351	$32,895
Grieg Seafood	91,117	845
Marine Harvest	407,950	7,156
Norsk Hydro	3,717,966	21,118
Norway Royal Salmon	16,679	341
Salmar	27,111	688
Statoil	1,335,729	23,718
Statoil ADR (A)	1,078,357	18,979
Telenor	1,345,235	22,004

		127,744

Panama — 0.2%
Copa Holdings, Cl A (A)	136,853	14,574

Peru — 0.4%
Credicorp	165,088	27,177

Poland — 0.4%
KGHM Polska Miedz	700,665	22,260
Polski Koncern Naftowy ORLEN	399,509	9,269

		31,529

Portugal — 0.4%
Galp Energia, Cl B	1,639,533	24,199
Jeronimo Martins	458,080	7,389

		31,588

Russia — 1.4%
Gazprom PJSC ADR	535,389	2,388
Lukoil PJSC ADR	610,100	32,259
Magnit PJSC GDR	326,069	11,888
Novolipetsk Steel PJSC GDR	1,223,318	23,488
Rosneft Oil PJSC GDR	1,765,456	10,010
Sberbank of Russia PJSC ADR	1,059,955	11,596
Yandex, Cl A *	512,423	11,530

		103,159

Singapore — 0.7%
DBS Group Holdings	2,364,900	31,672
Singapore Airlines	131,800	938
United Overseas Bank	1,202,705	18,489

		51,099

South Africa — 1.6%
Anglo American Platinum *	42,193	979
Barloworld	173,205	1,534
Clicks Group	87,936	864
Exxaro Resources	123,311	1,018
FirstRand	1,613,310	6,133
Gold Fields ADR (A)	498,149	1,539
Harmony Gold Mining ADR (A)	481,111	1,203
Investec	527,152	3,725
Kumba Iron Ore *(A)	242,541	3,978
Liberty Holdings	86,627	736
MMI Holdings	920,572	1,731

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Naspers, Cl N	232,586	$37,300
Sappi	113,773	712
Sasol	150,479	4,291
Sasol ADR (A)	764,900	21,693
Standard Bank Group	2,580,047	28,248
Telkom	513,911	2,678

		118,362

South Korea — 3.9%
Hana Financial Group	163,620	5,101
Hanwha Chemical	29,529	662
Hyundai Mobis	83,897	18,920
Kia Motors	89,310	3,021
Korea Electric Power	27,893	1,075
Korea Electric Power ADR *	1,241,211	23,558
Korea Petrochemical Industries	11,460	2,696
KT ADR *(A)	468,943	7,503
LG Electronics	158,815	8,399
LG.Philips LCD	598,418	14,501
Lotte Chemical	8,198	2,643
NAVER	55,128	37,833
POSCO	21,541	5,401
POSCO ADR (A)	379,900	23,565
Samsung Electronics	71,650	121,787
SeAH Steel	5,154	510
SK Hynix	252,664	10,435
SK Innovation	40,316	5,509
S-Oil	25,045	1,914

		295,033

Spain — 1.9%
Abertis Infraestructuras	949,165	13,959
ACS Actividades Construcciones y Servicios	487,260	15,339
Amadeus IT Group, Cl A	794,270	37,055
Banco Bilbao Vizcaya Argentaria	5,134,533	33,707
Bankinter	1,609,183	12,446
CaixaBank	3,109,076	10,896
Industria de Diseno Textil	625,896	20,165
Mediaset Espana Comunicacion	195,636	2,303

		145,870

Sweden — 1.5%
Atlas Copco, Cl A	162,310	5,327
Atlas Copco, Cl B	884,625	26,226
BillerudKorsnas	31,519	501
Boliden	98,472	3,013
Electrolux, Cl B	676,784	17,990
Getinge, Cl B	994,271	16,913
Lindab International	21,464	179
Mycronic	41,416	459
Oriflame Holding	110,370	4,509
Svenska Handelsbanken, Cl A	1,803,782	25,155

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Volvo, Cl B	729,112	$9,545

		109,817

Switzerland — 3.9%
Actelion *	122,249	32,996
Cie Financiere Richemont	620,701	45,865
Coca-Cola HBC	31,748	769
Credit Suisse Group ADR	1,124,722	16,972
Forbo Holding	1,882	2,575
Galenica	9,507	11,183
Georg Fischer	6,575	5,715
Julius Baer Group	38,484	1,889
Logitech International	86,455	2,508
Lonza Group *	145,694	26,914
Nestle	423,177	31,375
Novartis ADR (A)	413,504	32,324
Roche Holding	120,757	29,507
SGS	3,383	7,212
STMicroelectronics	622,253	9,519
Swiss Life Holding	78,150	24,660
Wolseley	232,666	14,230

		296,213

Taiwan — 3.3%
Advanced Semiconductor Engineering	17,477,000	21,692
Asustek Computer	97,000	875
AU Optronics	12,408,000	4,926
Fubon Financial Holding	7,020,949	11,347
Hon Hai Precision Industry	17,722,779	51,664
Hon Hai Precision Industry GDR	1,923,085	11,385
Innolux, Cl A	15,521,544	6,330
Lite-On Technology	591,475	990
Pegatron	4,156,000	10,884
Sheng Yu Steel	580,000	800
Taiwan PCB Techvest	393,000	405
Taiwan Semiconductor Manufacturing	5,565,000	34,128
Taiwan Semiconductor Manufacturing ADR	2,779,813	87,481
United Microelectronics	3,497,000	1,452
United Microelectronics ADR (A)	1,131,779	2,309

		246,668

Thailand — 0.6%
Banpu	3,866,300	2,171
Charoen Pokphand Foods	7,669,100	6,152
Fabrinet *	572,087	23,770
PTT	6,400	73
PTT Exploration & Production	290,800	775
Siam Cement	517,000	7,642
Thai Oil	1,090,000	2,350
Thanachart Capital	707,300	983

		43,916

Turkey — 0.8%
Akbank	6,558,505	15,711

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arcelik	89,601	$516
KOC Holding ADR (A)	498,950	10,154
Petkim Petrokimya Holding	526,430	627
Turkiye Garanti Bankasi	1,168,892	2,777
Turkiye Halk Bankasi	2,820,359	8,762
Turkiye Is Bankasi, Cl C	4,938,720	8,618
Turkiye Vakiflar Bankasi Tao, Cl D	5,790,190	8,460
Yapi ve Kredi Bankasi *	1,497,366	1,589

		57,214

United Arab Emirates — 0.3%
Dubai Islamic Bank	15,252,444	25,957

United Kingdom — 9.7%
3i Group	286,334	2,453
Abcam	230,445	2,470
ASOS *	139,251	9,413
Associated British Foods	312,335	10,179
AstraZeneca	610,351	35,272
BAE Systems ADR (A)	359,800	11,305
Barclays	13,978,612	39,400
Berendsen PLC	39,996	456
BP PLC ADR (A)	349,868	11,867
British American Tobacco	412,344	26,067
BT Group, Cl A	8,307,546	33,815
Burberry Group	431,023	9,258
Capita	1,171,043	8,212
Carnival	207,900	11,381
Compass Group	388,347	7,239
CRH	442,506	14,978
Debenhams	1,592,681	1,063
Diageo	1,193,381	33,681
Dialog Semiconductor *	130,056	6,875
Experian	861,107	17,113
Ferrexpo *	729,366	1,453
GlaxoSmithKline	257,380	5,278
Glencore	1,416,290	5,676
Hargreaves Lansdown	631,869	10,497
Howden Joinery Group	1,539,982	8,200
HSBC Holdings	2,986,588	24,027
Imperial Brands	1,188,969	56,119
Inchcape	174,091	1,626
Indivior *	1,013,652	4,411
Investec	447,508	3,222
ITV	8,007,021	20,177
JD Sports Fashion	235,510	1,031
John Wood Group	319,002	2,999
Just Eat *	1,214,171	7,562
Kingfisher	7,159,864	29,331
Kingspan Group	343,265	10,578
Ladbrokes Coral Group	427,541	651
Mondi	99,710	2,331
Prudential	837,877	16,761

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QinetiQ	967,075	$3,335
Reckitt Benckiser Group	58,410	5,314
Rentokil Initial	376,091	1,119
Rio Tinto	1,157,828	47,503
Rio Tinto ADR (A)	465,723	19,337
Rolls-Royce Holdings	620,263	6,074
Royal Dutch Shell, Cl A	1,514,564	39,236
Royal Dutch Shell, Cl A (GBP)	120,089	3,108
Royal Dutch Shell ADR, Cl A (A)	435,300	22,588
Schroders	62,782	2,401
Shire	785,083	47,421
SSE	147,624	2,831
St. James’s Place	831,655	10,918
Tate & Lyle	196,882	1,823
Tullow Oil (A)	–	–
WPP	627,276	14,808

		732,243

United States — 3.2%
Alexion Pharmaceuticals *	121,739	15,978
Carnival, Cl A	573,380	32,081
Coca-Cola European Partners	278,400	9,658
Core Laboratories (A)	264,870	30,306
Estee Lauder, Cl A	250,115	20,722
Everest Re Group	119,766	28,162
ICON *(A)	757,455	63,452
International Game Technology	436,834	11,794
MasterCard, Cl A	181,953	20,099
PriceSmart	104,773	9,262

		241,514

Total Common Stock (Cost $6,445,199) ($ Thousands)		7,212,361

PREFERRED STOCK — 0.6%

Brazil — 0.6%
Banco Bradesco *	861,208	9,252
Braskem	73,700	766
Centrais Eletricas Brasileiras, Cl B *	63,700	504
Cia Energetica de Minas Gerais	401,954	1,381
Gerdau	436,400	1,817
Itau Unibanco Holding	1,226,227	15,778
Itau Unibanco Holding ADR	939,723	12,019
Metalurgica Gerdau *	878,200	1,654
Suzano Papel e Celulose, Cl A	179,600	776
Telefonica Brasil	199,400	2,943

Total Preferred Stock (Cost $44,028) ($ Thousands)		46,890

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.3%

United States — 0.3%
iShares MSCI EAFE ETF (A)	313,177	$18,897

Total Exchange Traded Fund (Cost $17,839) ($ Thousands)		18,897

	Number of Rights
RIGHTS — 0.0%

Taiwan — 0.0%
Advanced Semiconductor Engineering, Expires 03/24/2017 *	545,864	68

Total Rights (Cost $—) ($ Thousands)		68

	Shares

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P.
0.470% **†(C)	381,110,227	381,122

Total Affiliated Partnership (Cost $381,110) ($ Thousands)		381,122

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	92,264,684	92,265

Total Cash Equivalent (Cost $92,265) ($ Thousands)		92,265

Total Investments — 102.2%
(Cost $6,980,441) ($ Thousands) @		$7,751,603

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

DJ Euro Stoxx 50 Index	955	Mar-2007	$277
FTSE 100 Index	208	Mar-2017	184
Hang Seng Index	28	Mar-2017	(55)
S&P TSX 60 Index	71	Mar-2017	(83)
SPI 200 Index	73	Mar-2017	(22)
Topix Index	167	Mar-2017	(113)

			$188

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $7,587,569 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at February 28, 2017. The total market value of securities on loan at February 28, 2017 was $353,877 ($ Thousands).
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $46,185 ($ Thousands), representing 0.6% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2017 was $381,122 ($ Thousands).

@ At February 28, 2017, the tax basis cost of the Fund’s investments was $6,980,441 ($ Thousands), and the unrealized appreciation and depreciation were $1,036,000 ($ Thousands) and ($264,838) ($

Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard and Poor

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$7,212,361	$–	$–	$7,212,361
Preferred Stock	46,980	–	–	46,980
Exchange Traded Funds	18,897	–	–	18,897
Rights	–	68	–	68
Affiliated Partnership	–	381,122	–	381,122
Cash Equivalent	92,265	–	–	92,265

Total Investments in Securities	$7,370,503	$381,190	$–	$7,751,693

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$461	$—	$—	$461
Unrealized Depreciation	(273)	—	—	(273)

Total Other Financial Instruments	$188	$—	$—	$188

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

World Equity Ex-US Fund (Concluded)

The following is a summary of transactions with affiliates for the period ended February 28, 2017 ($ Thousands).

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 362,212	$ 870,850	$ (851,940)	$ 381,122	$ 2,944
SEI Daily Income Trust, Government Fund, Class F	—	820,238	(727,973)	92,265	237

Totals	$ 362,212	$ 1,691,088	$ (1,579,913)	$ 473,387	$ 3,181

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.3%
Argentina — 0.7%
MercadoLibre	2,936	$ 619
Ternium ADR	1,099	29

		648

Australia — 3.0%
Base Resources *	14,683	3
BGP Holdings *	4,500	–
BHP Billiton ADR	6,689	253
BlueScope Steel	9,770	92
Brambles	30,059	215
Coca-Cola Amatil	18,270	144
Cochlear	2,898	291
Codan	6,749	12
Commonwealth Bank of Australia	9,650	611
Fortescue Metals Group	45,692	233
Goodman Group	23,830	138
Grange Resources	36,896	6
MACA	11,622	17
Macquarie Group	2,840	189
Rio Tinto	7,236	345
SEEK	7,478	90
South32	106,635	204

		2,843

Austria — 2.0%
Agrana Beteiligungs	180	20
Erste Group Bank	12,796	374
Kapsch TrafficCom	3,230	133
Lenzing	439	69
OMV	8,837	339
Porr Ag	2,082	85
Schoeller-Bleckmann Oilfield Equipment	4,542	336
Strabag	889	33
Voestalpine	10,184	430
Wienerberger	1,053	21
Zumtobel Group	1,159	19

		1,859

Belgium — 0.1%
KBC Group	2,030	124

Brazil — 0.8%
Banco Bradesco ADR *	45,416	480
Banco do Brasil *	19,130	203
Braskem ADR	342	7
Cia Vale do Rio Doce *	11,289	119

		809

Canada — 6.5%
Bank of Montreal	10,900	829
Bank of Nova Scotia	100	6
Calian Group	1,000	20
Chorus Aviation	2,740	15
Cogeco	3,782	177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Software	703	$ 331
Dollarama	2,300	178
Dorel Industries, Cl B	8,600	227
Fairfax Financial Holdings	840	379
Genworth MI Canada	3,320	95
Great Canadian Gaming *	500	9
High Arctic Energy Services, Cl Common Subscription Receipt	32,200	145
High Liner Foods	8,383	112
Just Energy Group	13,500	77
Magna International, Cl A	9,360	401
Manulife Financial, Cl Common Subscription Receipt	2,100	38
Medicure *	823	5
North American Energy Partners	908	5
Petrus Resources *	2,400	5
Restaurant Brands International	4,862	266
Ritchie Bros Auctioneers	5,645	190
Rogers Communications, Cl B	8,730	367
Royal Bank of Canada	8,200	597
Savanna Energy Services *	29,300	42
Strad Energy Services, Cl A *	14,708	19
Sun Life Financial	3,900	142
Supremex	13,600	51
Teck Cominco, Cl B	13,100	263
Tembec *	44,400	101
Toronto-Dominion Bank	11,200	579
Torstar, Cl B	18,800	24
Transat AT, Cl B *	27,862	118
TransCanada	4,600	212
WestJet Airlines	235	4
Westshore Terminals Investment	3,700	75
Yellow Pages *	6,433	45

		6,149

China — 2.3%
Alibaba Group Holding ADR *	4,611	474
Baidu ADR *	1,959	341
BYD	39,500	232
China Life Insurance	207,000	631
China Telecom	8,000	4
Ctrip.com International ADR *	5,560	264
NetEase ADR	690	211

		2,157

Colombia — 0.3%
Bancolombia ADR, Cl R	8,414	314

Czech Republic — 0.2%
Komercni Banka	5,935	214
UNIPETROL	623	5

		219

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denmark — 1.2%
Columbus	42,579	$ 89
DSV	6,302	311
Genmab *	872	173
Novo Nordisk, Cl B	7,420	265
Novozymes, Cl B	5,541	214
Pandora	1,060	121

		1,173

Finland — 1.6%
Atria, Cl A	10,693	124
Elisa, Cl A	5,060	169
Kone, Cl B	6,009	270
Lemminkainen	365	7
Neste Oil	7,029	246
Nokian Renkaat	2,490	98
Orion, Cl B	138	7
Outokumpu	9,567	95
Sampo, Cl A	5,004	229
UPM-Kymmene	10,860	259

		1,504

France — 5.5%
Altamir	7,597	107
Bigben Interactive *	9,628	59
BNP Paribas	3,400	199
Burelle	77	86
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	144	4
Cegedim *	916	26
Credit Agricole Loire Haute-Loire	140	11
Credit Agricole Toulouse	315	33
Damartex	230	10
Derichebourg	17,193	79
Edenred	10,268	233
Essilor International	1,940	223
Esso Francaise *	450	20
Fleury Michon	85	5
Groupe Open	2,777	75
Groupe Partouche *	649	25
HighCo	2,158	14
Ipsen	2,948	263
Kering	615	150
LafargeHolcim	4,025	230
Lectra	8,926	200
Legrand	5,178	293
Linedata	381	19
Mersen	9,646	229
PCAS	5,884	85
Peugeot	10,439	199
Plastivaloire	1,513	236
Safran	6,022	430
Savencia	79	6

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Societe Generale	7,583	$ 338
Sodexo	3,634	400
Synergie	1,933	77
Thales	2,460	243
Ubisoft Entertainment *	9,201	339
Vetoquinol	324	17
Vinci	3,150	228
Voyageurs du Monde	115	9

		5,200

Germany — 3.9%
Accentro Real Estate *	1,790	18
adidas	1,050	177
AUDI	37	25
Biotest	883	17
Brenntag	3,779	217
Constantin Medien *	12,109	25
Continental	3,256	663
CropEnergies	1,562	14
Deutsche Bank *	4,323	85
Deutsche Boerse	4,877	416
Deutsche Lufthansa	5,740	84
Eckert & Ziegler	4,451	119
Fresenius	1,890	151
FRoSTA	308	19
Highlight Communications *	7,149	42
Koenig & Bauer	769	44
Merck KGaA	2,180	239
MPH Mittelstaendische Pharma Holding	6,149	25
MTU Aero Engines	1,590	202
SAP	5,347	500
Schloss Wachenheim	625	11
Siemens	1,510	197
VERBIO Vereinigte BioEnergie	29,159	405

		3,695

Hong Kong — 3.9%
1010 Printing Group	158,180	28
AIA Group	47,000	297
Anhui Conch Cement	95,500	333
Bank of China	54,000	27
China Construction Bank	556,000	458
China Mobile	33,500	369
Dynam Japan Holdings	22,400	37
EcoGreen International Group	488,400	103
FSE Engineering Holdings	38,000	12
Guangzhou Automobile Group	48,000	81
Hang Seng Bank	14,700	302
Hong Kong Exchanges & Clearing	15,300	380
Hop Hing Group Holdings	580,000	14
Industrial & Commercial Bank of China	133,000	87
Lai Fung Holdings	860,000	23
Lung Kee Bermuda Holdings	86,000	32

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Melco Crown Entertainment ADR	6,477	$ 106
Niraku GC Holdings	208,000	25
Orient Overseas International	49,000	288
Oriental Press Group	50,000	6
Shanghai Fosun Pharmaceutical Group	91,000	313
Sun Hung Kai Properties	2,000	29
Tencent Holdings	12,400	331
TPV Technology	30,000	6

		3,687

Hungary — 0.2%
OTP Bank	7,340	214

India — 1.3%
HDFC Bank ADR	7,406	531
ICICI Bank ADR	58,826	482
Tata Motors ADR	7,060	237

		1,250

Indonesia — 1.0%
Bank Rakyat Indonesia Persero	98,100	88
Gajah Tunggal *	942,800	89
Hexindo Adiperkasa	54,900	15
Indo Tambangraya Megah	111,600	147
Indofood Sukses Makmur	398,900	243
Japfa Comfeed Indonesia	954,900	124
Samudera Indonesia	4,200	2
Telekomunikasi Indonesia Persero	610,900	176
Waskita Karya Persero	570,800	106

		990

Ireland — 0.8%
James Hardie Industries, CDI	16,721	251
Ryanair Holdings ADR *	6,690	547

		798

Israel — 1.5%
Check Point Software Technologies *	809	80
Dor Alon Energy in Israel 1988 *	1,076	17
Electra Consumer Products 1970	13,461	230
Kerur Holdings	1,930	58
Knafaim Holdings	3,989	33
Meitav DS Investments	6,724	34
NICE Systems	5,691	395
Sano-Brunos Enterprises	131	7
Scope Metals Group	2,563	61
Tadiran Holdings	9,468	249
Teva Pharmaceutical Industries ADR	8,766	307

		1,471

Italy — 1.6%
Brembo	2,000	135
Buzzi Unicem	4,315	107
CIR-Compagnie Industriali Riunite	45,009	59
DeA Capital *	10,144	13

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enel	126,308	$ 544
Fiat Chrysler Automobiles *	15,600	171
Prysmian	18,503	472

		1,501

Japan — 10.2%
Aichi Bank	200	13
Arata	1,800	47
AT-Group	4,000	98
Axyz	400	8
Central Japan Railway	300	49
Chubu-Nippon Broadcasting	1,100	8
CK-San-Etsu	2,000	33
Daihatsu Diesel Manufacturing	3,600	21
Daito Trust Construction	1,800	253
Daiwa House Industry	5,200	143
Denso	21,700	968
FANUC	1,400	277
Fujii Sangyo	600	7
Fujitsu	45,000	263
Haseko	12,000	143
Hitachi	81,000	448
Hokuriku Gas	700	18
Itochu	9,600	140
Japan Exchange Group	33,300	462
JBCC Holdings	1,700	12
Kamei	3,900	45
Kawasumi Laboratories	900	6
Keihanshin Building	4,100	24
Keiyo Gas	1,000	4
Kita-Nippon Bank	1,200	35
Koike Sanso Kogyo	2,000	6
Koito Manufacturing	3,700	191
Komatsu	4,800	116
Maruhachi Holdings	1,500	12
Maruzen	3,000	34
Mie Bank	2,000	43
Mitsubishi Electric	3,000	44
Mitsubishi Gas Chemical	6,000	127
Mitsubishi UFJ Financial Group	35,500	234
Mitsui Home	15,000	80
Mitsui Sumitomo Insurance Group Holdings	6,100	207
Mitsui Trust Holdings	8,900	320
Nafco	600	10
Nidec	3,100	291
Nihon Eslead	1,400	19
Nippon Telegraph & Telephone	10,370	440
Nissan Motor	16,400	162
NTT DoCoMo	17,700	422
Okaya	100	7
Otsuka Holdings	100	5
Panasonic	23,600	260

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PCA	1,000	$ 14
Powdertech	1,000	7
Rakuten	29,100	289
Recruit Holdings	1,800	89
Retail Partners	3,000	30
Sankyo Frontier	3,000	38
Sato Shoji	5,100	41
Secom	7,600	556
Shimano	2,000	297
Shimizu	20,000	184
SMC	1,300	370
Square Enix Holdings	7,900	241
Sumitomo	11,800	159
Taisei	18,000	127
Techno Ryowa	1,700	14
Terasaki Electric	3,800	31
T-Gaia	300	5
Tomen Devices	700	14
Tomoku	3,000	9
Toyota Motor	10,700	609
Tsubakimoto Kogyo	6,000	23
Yamae Hisano	2,200	21

		9,723

Malaysia — 0.3%
AFFIN Holdings	51,100	29
Allianz Malaysia	27,100	69
Batu Kawan	1,900	8
Dutch Lady Milk Industries	800	10
Gas Malaysia	22,100	14
Kumpulan Fima	28,800	12
Malaysian Pacific Industries	10,700	23
Petron Malaysia Refining & Marketing	31,400	44
Public Bank	8,600	39
Tenaga Nasional	16,200	49

		297

Mexico — 0.5%
Bio Pappel *	18,819	23
Cia Minera Autlan *	18,990	16
Grupo Financiero Banorte, Ser O	75,600	378
Grupo Industrial Saltillo	9,958	18
Rassini, Cl CP	8,586	34

		469

Netherlands — 1.8%
AMG Advanced Metallurgical Group	6,284	135
BE Semiconductor Industries	1,150	44
Heineken	1,958	162
Heineken Holding	4,800	366
Nederland Apparatenfabriek	241	9
NN Group	3,700	115
SNS Reaal *	1,762	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unilever	19,595	$ 929

		1,760

New Zealand — 0.0%
New Zealand Oil & Gas	48,333	23
Scales	5,922	15

		38

Norway — 1.5%
Aker, Cl A	2,025	86
Bonheur	1,888	19
DnB	41,581	684
Marine Harvest	10,130	178
Norsk Hydro	72,018	409
Selvaag Bolig	4,994	23

		1,399

Panama — 0.3%
Copa Holdings, Cl A	2,818	300

Peru — 0.4%
Credicorp	2,429	400
Empresa Siderurgica del Peru SAA *	50,198	5

		405

Philippines — 0.1%
Cebu Air	2,290	4
Top Frontier Investment Holdings *	11,820	63

		67

Poland — 0.3%
Polski Koncern Naftowy ORLEN	7,954	185
Stalprodukt	348	53

		238

Portugal — 0.2%
Jeronimo Martins	11,370	183

Qatar — 0.2%
Ooredoo QSC	7,839	228

Russia — 1.4%
Magnit PJSC GDR	6,716	245
Rosneft Oil PJSC GDR	111,334	631
Sberbank of Russia PJSC ADR	21,495	235
Yandex, Cl A *	10,557	238

		1,349

Singapore — 1.4%
800 Super Holdings	30,600	24
Boustead Singapore	100,100	61
CSE Global	56,000	19
DBS Group Holdings	36,800	493
Dutech Holdings	49,000	19
Frencken Group	11,600	2
Hong Leong Asia	28,800	27
Hong Leong Finance	10,400	19

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NatSteel	8,500	$ 10
New Toyo International Holdings	23,200	5
QAF	6,792	7
United Industrial	110,000	229
United Overseas Bank	25,348	390

		1,305

South Africa — 1.5%
Alexander Forbes Group Holdings	92,870	50
Allied Electronics, Cl N *	9,311	7
Combined Motor Holdings	4,378	7
FirstRand	25,808	98
Gold Fields ADR	15,348	47
Kumba Iron Ore *	6,005	98
Merafe Resources	130,761	19
Naspers, Cl N	4,831	775
Standard Bank Group	28,228	309
Telkom	9,767	51

		1,461

South Korea — 3.8%
Hana Financial Group	4,050	126
Hyundai Mobis	1,739	392
Korea Electric Power	1,674	64
Korea Petrochemical Industries	280	66
LG.Philips LCD	510	12
NAVER	387	266
Samsung Electronics	1,459	2,480
SK Hynix	6,309	261

		3,667

Spain — 1.8%
Abertis Infraestructuras	19,628	289
Amadeus IT Group, Cl A	15,768	735
Bankinter	33,057	256
Iberpapel Gestion	431	13
Industria de Diseno Textil	12,785	412

		1,705

Sweden — 2.7%
Atlas Copco, Cl A	12,854	422
Atlas Copco, Cl B	18,313	543
Biotage	68,876	333
Catella	14,310	33
Getinge, Cl B	19,739	336
KappAhl	18,021	102
Proact IT Group	1,997	38
Probi	442	23
Svenska Handelsbanken, Cl A	37,335	521
Volvo, Cl B	14,666	192

		2,543

Switzerland — 3.8%
Bachem Holding, Cl B	280	32
Cie Financiere Richemont	3,719	275

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cie Financiere Tradition	468	$ 39
Credit Suisse Group ADR	23,314	352
Goldbach Group	1,151	37
Metall Zug	12	48
Nestle	10,287	763
Novartis ADR	8,542	668
Roche Holding	2,511	614
SGS	142	303
STMicroelectronics	8,010	122
UBS Group	4,002	62
Wolseley	4,812	294

		3,609

Taiwan — 4.4%
Advanced Semiconductor Engineering	361,000	448
Hon Hai Precision Industry	289,411	844
Hon Hai Precision Industry GDR	65,920	390
Pegatron	3,633	9
Taiwan Semiconductor Manufacturing	134,000	822
Taiwan Semiconductor Manufacturing ADR	52,810	1,662

		4,175

Thailand — 1.1%
Charoen Pokphand Foods	190,400	153
Esso Thailand *	89,000	29
PTT	35,000	398
Siam Cement	27,150	401
Tata Steel Thailand *	586,000	17
Thai Rayon	8,000	10
Thai Stanley Electric	2,900	18

		1,026

Turkey — 1.0%
Akbank	222,523	533
Turkiye Garanti Bankasi	114,973	273
Turkiye Is Bankasi, Cl C	108,417	189

		995

United Kingdom — 11.6%
3i Group	874	8
ASOS *	2,764	187
Associated British Foods	8,751	285
AstraZeneca	7,647	442
Barclays	298,822	842
BHP Billiton	194	3
BP	92,435	522
BP PLC ADR	7,884	267
British American Tobacco	13,213	835
Burberry Group	8,863	190
Capita	23,953	168
Character Group	2,928	20
Compass Group	5,169	96
Computacenter	6,818	67
CRH	9,139	309

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diageo	25,532	$ 721
Eco Animal Health Group	1,679	11
Evraz *	19,483	56
Exillon Energy *	11,345	20
Experian	17,602	350
Fulcrum Utility Services	26,328	21
Games Workshop Group	1,198	13
GlaxoSmithKline	6,380	131
Glencore	85,170	341
Hargreaves Lansdown	13,025	216
Howden Joinery Group	32,127	171
HSBC Holdings	96,883	779
Imperial Brands	2,710	128
Indivior *	17,994	78
ITV	165,634	417
JD Sports Fashion	18,645	82
Just Eat *	25,291	158
Kingspan Group	7,051	217
Morgan Sindall	1,725	21
NWF Group *	8,621	17
Prudential	17,146	343
Reckitt Benckiser Group	1,590	145
RELX	298	6
Rio Tinto	13,082	537
Rio Tinto ADR	9,654	401
Rolls-Royce Holdings	12,794	125
Shire	16,871	1,019
Sky *	271	3
St. James’s Place	16,271	214
Taptica international	3,889	11
WPP	974	23

		11,016

United States — 3.6%
Avadel Pharmaceuticals ADR *	3,108	33
Carnival, Cl A	11,882	665
Core Laboratories	5,481	627
Everest Re Group	2,478	583
ICON *	15,322	1,283
PriceSmart	2,183	193

		3,384

Total Common Stock (Cost $80,519) ($ Thousands)		87,947

PREFERRED STOCK — 0.9%
Brazil — 0.8%
Banco Bradesco *	21,392	230
Centrais Eletricas Santa Catarina	8,800	56
Itau Unibanco Holding	8,999	116
Itau Unibanco Holding ADR	18,977	243
Metalurgica Gerdau *	30,400	57

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Vale, Cl A *	5,200	$ 52

		754

Germany — 0.1%
Biotest	489	9
Einhell Germany	165	7
KSB	168	63

		79

Total Preferred Stock (Cost $738) ($ Thousands)		833

EXCHANGE TRADED FUND – 0.4%

United States — 0.4%
iShares MSCI EAFE ETF	6,482	391

Total Exchange Traded Fund (Cost $370) ($ Thousands)		391

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Advanced Semiconductor Engineering, Expires 03/24/2017	11,275	2

Total Rights (Cost $—) ($ Thousands)		2

	Shares

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.320%**†	2,759,219	2,759

Total Cash Equivalent (Cost $2,759) ($ Thousands)		2,759

Total Investments – 96.5% (Cost $84,386) ($ Thousands) @		$ 91,932

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	41	Mar-2007	$7
FTSE 100 Index	9	Mar-2017	5
Hang Seng Index	2	Mar-2017	(2)
S&P TSX 60 Index	2	Mar-2017	(1)
SPI 200 Index	4	Mar-2017	(2)
Topix Index	6	Mar-2017	(4)

			$3

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Screened World Equity Ex-US Fund (Concluded)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $95,296 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2017.

†	Investment in Affiliated Security.

@ At February 28, 2017, the tax basis cost of the Fund’s investment was $84,386 ($ Thousands), and the unrealized appreciation and depreciation were $12,348 ($ Thousands) and $(4,802) ($ Thousands), respectively.

ADR — American Depositary Receipt

CDI — Average One-Day Interbank Deposit Rate

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,595	$4,352	$–	$87,947
Preferred Stock	824	9	–	833
Exchange Traded Fund	391	–	–	391
Right	2	–	–	2
Cash Equivalent	2,759	–	–	2,759

Total Investments in Securities	$87,571	$4,361	$–	$91,932

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$12	$—	$—	$12
Unrealized Depreciation	(9)	—	—	(9)

Total Other Financial Instruments	$3	$—	$—	$3

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended February 28, 2017 ($ Thousands).

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 8,421	$ (5,662)	$ 2,759	$ 5

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.9%
Argentina — 2.7%
Banco Macro ADR	30,918	$ 2,383
Grupo Clarin GDR, Cl B	60,800	1,611
Grupo Financiero Galicia ADR	237,513	7,553
MercadoLibre	38,017	8,017
Pampa Energia ADR *	96,430	4,414
Telecom Argentina ADR	131,671	2,786
Transportadora de Gas del Sur ADR *	96,200	1,151
YPF ADR	134,470	2,790

		30,705

Bangladesh — 0.5%
BRAC Bank	2,006,670	1,686
City Bank	1,281,109	532
Envoy Textiles	794,425	413
GrameenPhone	413,070	1,601
Square Pharmaceuticals	446,468	1,502

		5,734

Botswana — 0.0%
Sechaba Breweries Holdings	116,590	236

Brazil — 4.3%
Ambev	230,400	1,321
Ambev ADR	1,223,577	6,962
B2W Cia Digital *	161,665	639
Banco do Brasil	647,100	6,885
BM&F Bovespa	110,800	677
Cia de Saneamento Basico do Estado de Sao
Paulo ADR	105,618	1,119
Cosan, Cl A	262,490	2,189
Cosan Industria e Comercio	110,200	1,413
EcoRodovias Infraestrutura e Logistica	623,175	1,841
Embraer ADR	157,528	3,637
Instituto Hermes Pardini *	94,589	614
JBS	733,800	2,760
Lojas Renner	278,329	2,286
Movida Participacoes *	348,754	858
Petroleo Brasileiro ADR, Cl A *	402,940	3,784
Porto Seguro	156,500	1,454
Raia Drogasil	223,279	4,263
Smiles	76,100	1,510
Ultrapar Participacoes	47,300	994
Vale ADR, Cl B	427,700	4,213
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao	39,925	331
WEG	74,700	408

		50,158

Canada — 0.6%
Africa Oil *	713,521	1,320
Capstone Mining *	293,684	350
First Quantum Minerals	230,799	2,408
Gran Tierra Energy *	694,670	1,857

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guyana Goldfields *	69,379	$ 355
Parex Resources *	103,500	1,236

		7,526

Chile — 0.6%
Banco Santander Chile	14,350,123	790
Enel Chile ADR	193,824	979
Enel Generacion Chile	415,545	283
Forus	309,820	1,158
Parque Arauco	949,702	2,390
Vina Concha y Toro	518,110	875

		6,475

China — 8.3%
Agricultural Bank of China	4,276,000	1,972
Air China	1,180,000	911
Alibaba Group Holding ADR *	149,390	15,372
Baidu ADR *	6,700	1,167
Bank of Communications	734,000	585
BYD Electronic International	1,777,500	1,924
Changyou.com ADR *	60,380	1,668
China Biologic Products *	41,766	4,101
China BlueChemical	4,990,000	1,729
China Communications Construction	2,886,000	3,725
China Communications Services	1,026,000	686
China Everbright Bank	1,662,000	841
China Lodging Group ADR *	32,286	1,872
China National Building Material	3,036,000	2,214
China Petroleum & Chemical	8,254,000	6,401
China Petroleum & Chemical ADR	18,600	1,443
China Railway Construction	1,705,500	2,412
China Railway Group	2,383,000	2,084
Country Garden Holdings	1,906,000	1,365
Ctrip.com International ADR *	133,252	6,322
Dongfeng Motor Group	3,308,000	3,925
Fosun International	1,078,500	1,695
Great Wall Motor	503,000	618
Guangzhou R&F Properties	1,937,600	2,676
Huaneng Power International	504,000	343
JA Solar Holdings ADR *	75,600	386
Maanshan Iron & Steel *	5,616,000	2,149
NetEase ADR	21,426	6,536
New Oriental Education & Technology Group ADR *	61,900	2,997
PICC Property & Casualty	609,000	930
Ping An Insurance Group of China	702,000	3,744
Silergy	135,947	2,288
Sinopec Engineering Group	1,002,500	911
Sinopharm Group	432,400	2,000
TAL Education Group ADR *	13,442	1,162
YY ADR *	32,000	1,417
Zhejiang Expressway	2,518,000	2,832

		95,403

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colombia — 1.2%
Almacenes Exito	178,571	$ 950
Bancolombia	49,180	421
Bancolombia ADR, Cl R	145,243	5,425
Canacol Energy *	377,810	1,118
Cementos Argos	92,307	370
Cemex Latam Holdings *	549,295	2,022
Constructora Conconcreto	445,980	154
Empresa de Telecomunicaciones de Bogota *	5,146,780	1,127
Financiera Colombiana	1,222	12
Grupo Aval Acciones y Valores ADR	174,094	1,361
Interconexion Electrica ESP	89,469	343

		13,303

Czech Republic — 0.2%
CEZ	44,520	789
Moneta Money Bank *(A)	613,865	2,059

		2,848

Egypt — 0.6%
Commercial International Bank Egypt GDR	93,700	420
Commercial International Bank Egypt SAE GDR	330,457	1,444
Global Telecom Holding SAE *	10,044,820	3,929
Integrated Diagnostics Holdings (A)	442,170	1,326

		7,119

France — 0.1%
Vicat	14,122	896

Georgia — 0.2%
BGEO Group	62,042	2,166

Greece — 0.3%
Alpha Bank AE *	382,152	694
JUMBO	103,538	1,469
National Bank of Greece *	7,307,368	1,864

		4,027

Hong Kong — 8.8%
AIA Group	225,400	1,424
Bank of China	23,449,000	11,872
Beijing Enterprises Holdings	325,500	1,702
Chaowei Power Holdings	1,409,000	1,111
China Conch Venture Holdings	581,500	1,152
China Construction Bank	15,658,000	12,890
China Everbright	774,000	1,536
China Evergrande Group	913,000	686
China Lesso Group Holdings	1,183,000	888
China Medical System Holdings	742,000	1,208
China Mobile	232,500	2,564
China Mobile ADR	57,300	3,166
China Resources Power Holdings	1,024,000	1,855
China Southern Airlines	740,000	481
China Water Affairs Group	1,624,000	1,063
GOME Electrical Appliances Holdings	3,906,000	543

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guangzhou Automobile Group	1,036,000	$ 1,738
Huaneng Renewables	3,306,000	1,124
Industrial & Commercial Bank of China	11,790,000	7,731
Kingboard Chemical Holdings	610,500	2,159
KWG Property Holding	1,416,500	894
Minth Group	384,000	1,222
O-Net Technologies Group	2,487,139	1,804
Orient Overseas International	285,500	1,675
Pacific Basin Shipping	10,678,000	2,339
Regina Miracle International Holdings (A)	2,333,520	1,837
Shanghai Industrial Holdings	590,000	1,646
Shanghai Pharmaceuticals Holding	847,800	2,184
Shimao Property Holdings	1,559,500	2,238
Sino-Ocean Group Holding	1,997,500	993
SJM Holdings	2,763,000	2,267
Sunac China Holdings	1,796,000	1,867
Sunny Optical Technology Group	177,000	1,139
Tencent Holdings	628,072	16,749
Texhong Textile Group	1,166,197	1,710
Tongda Group Holdings	6,476,275	2,178
TravelSky Technology	665,000	1,451
Xinyi Glass Holdings	408,000	370

		101,456

Hungary — 0.4%
MOL Hungarian Oil & Gas	8,568	589
OTP Bank	19,668	573
Richter Gedeon Nyrt	171,030	3,801

		4,963

India — 3.2%
Dr Reddy’s Laboratories ADR	100,000	4,296
HCL Technologies	393,507	4,955
HDFC Bank ADR	118,485	8,494
Hindustan Unilever	55,246	717
ICICI Bank ADR	457,000	3,748
Infosys ADR	194,200	2,940
Infosys Technologies	310,656	4,714
Tata Consultancy Services	119,800	4,428
Tata Motors ADR	93,600	3,144

		37,436

Indonesia — 4.1%
Ace Hardware Indonesia	10,801,900	624
Adaro Energy	7,682,874	976
Adhi Karya Persero	4,308,200	688
Agung Podomoro Land *	20,012,500	339
Astra Agro Lestari	411,277	461
Astra International	4,249,200	2,613
Bank Central Asia	2,679,627	3,104
Bank Negara Indonesia Persero	3,845,400	1,802
Bank Tabungan Negara Persero	14,037,061	2,253
Ciputra Development	7,740,982	795

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gudang Garam	263,000	$ 1,299
Indofood Sukses Makmur	2,560,600	1,560
Kalbe Farma	40,675,975	4,667
Link Net	3,107,400	1,132
Malindo Feedmill *	3,961,500	368
Matahari Department Store	1,215,900	1,245
Matahari Putra Prima	8,219,500	743
Media Nusantara Citra	9,076,700	1,130
Pakuwon Jati	125,817,303	5,566
Pan Brothers	17,192,100	567
Surya Citra Media	14,011,000	3,099
Telekomunikasi Indonesia Persero	11,619,000	3,354
Telekomunikasi Indonesia Persero ADR	101,071	2,881
Ultrajaya Milk Industry & Trading *	7,850,000	2,596
United Tractors	1,459,000	2,697
Waskita Karya Persero	5,233,600	973

		47,532

Israel — 0.1%
Ceragon Networks *	264,057	972

Ivory Coast — 0.1%
Societe Generale de Banques en Cote d’Ivoire	1,120	272
Sonatel	32,578	1,328

		1,600

Kashmiri — 0.1%
Advanced Process Systems *	48,777	1,201

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR *	720,960	4,607
KazMunaiGas Exploration Production JSC GDR *	127,460	1,319
KCell JSC GDR	270,676	962

		6,888

Kenya — 0.3%
ARM Cement	10	–
East African Breweries	167,963	368
Equity Group Holdings	8,068,606	2,059
Safaricom	7,946,290	1,371

		3,798

Malaysia — 1.0%
AirAsia	3,124,700	1,900
Axiata Group	669,400	668
CIMB Group Holdings	667,600	747
IHH Healthcare	2,793,594	3,782
Karex	787,247	394
SapuraKencana Petroleum *	2,806,600	1,201
Tenaga Nasional	814,300	2,483

		11,175

Mauritius — 0.1%
MCB Group	244,290	1,561

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mexico — 2.3%
Alfa, Cl A	604,700	$ 775
Arca Continental	197,000	1,111
Banregio Grupo Financiero	549,140	2,857
Becle *	826,000	1,361
Fibra Uno Administracion	289,000	420
Fomento Economico Mexicano	141,500	1,146
Gentera	340,500	453
Gruma, Ser B, Cl B	186,655	2,464
Grupo Aeroportuario del Centro Norte, Cl B	67,343	324
Grupo Aeroportuario del Sureste ADR	19,722	3,122
Grupo Aeroportuario del Sureste, Ser B, Cl B	25,060	399
Grupo Lala, Cl B	559,359	925
Grupo Mexico, Ser B	175,500	534
Kimberly-Clark de Mexico, Cl A	2,066,138	3,922
Megacable Holdings	94,989	344
Mexichem	382,664	909
Wal-Mart de Mexico	3,102,989	6,069

		27,135

Morocco — 0.3%
Attijariwafa Bank	48,430	1,995
Ciments du Maroc	7,180	927
Cosumar	30,853	1,087

		4,009

Nigeria — 0.2%
Guaranty Trust Bank	8,078,095	634
Presco	1,618,660	242
SEPLAT Petroleum Development	734,571	905
Zenith Bank	11,963,979	558

		2,339

Oman — 0.1%
Bank Muscat	1,152,293	1,430

Pakistan — 1.1%
Bank Alfalah	4,104,940	1,526
DG Khan Cement	353,090	793
Engro Fertilizers	5,298,674	3,431
Habib Bank	826,346	2,149
Pak Elektron	912,200	735
Pakistan State Oil	634,810	2,666
United Bank	625,780	1,461

		12,761

Panama — 0.6%
Avianca Holdings ADR	366,415	2,843
Copa Holdings, Cl A	34,781	3,704

		6,547

Peru — 1.6%
Alicorp SAA	757,698	1,785
Cementos Pacasmayo SAA	816,470	1,500
Cia de Minas Buenaventura SAA ADR	353,374	4,347

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Credicorp	53,269	$ 8,769
Ferreycorp SAA	1,298,960	740
InRetail Peru *(A)	27,646	536
Intercorp Financial Services, Ser INC	17,100	564

		18,241

Philippines — 3.3%
Ayala	190,000	2,982
Ayala Land	1,972,800	1,387
BDO Unibank	2,525,185	5,808
Cosco Capital	6,542,000	1,162
East West Banking	2,247,000	881
Emperador	3,491,700	478
Globe Telecom	25,540	930
GT Capital Holdings	43,850	1,056
Jollibee Foods	576,170	2,315
Megawide Construction *	6,590,000	2,097
Nickel Asia	6,122,823	829
Pilipinas Shell Petroleum *	1,302,000	2,022
PNOC Energy Development	5,939,200	698
Puregold Price Club	1,968,303	1,803
Robinsons Land	7,101,600	3,352
Robinsons Retail Holdings	1,826,070	2,951
Security Bank	448,930	1,787
SM Prime Holdings	2,243,500	1,314
Universal Robina	1,267,080	4,037
Xurpas	4,020,000	680

		38,569

Poland — 1.7%
Alior Bank *	104,570	1,685
Bank Handlowy w Warszawie	30,430	591
Bank Millennium	1,231,816	2,069
CCC	26,500	1,472
Energa	636,977	1,713
Eurocash	426,061	3,484
Grupa Lotos *	162,436	1,945
PGE	234,152	684
PKP Cargo	72,377	1,050
Polski Koncern Naftowy ORLEN	167,890	3,895
Powszechny Zaklad Ubezpieczen	93,102	827

		19,415

Qatar — 0.5%
Al Khalij Commercial Bank	118,280	493
Barwa Real Estate	133,536	1,461
Qatar Electricity & Water QSC	14,800	914
Qatar National Bank SAQ	17,547	728
United Development QSC	321,820	1,927

		5,523

Romania — 0.6%
Banca Transilvania	8,764,043	5,553
BRD-Groupe Societe Generale	399,330	1,123

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Societatea Nationala de Gaze Naturale ROMGAZ	28,914	$ 192

		6,868

Russia — 2.7%
Gazprom PJSC ADR	895,946	3,996
Lukoil PJSC ADR	139,945	7,415
PhosAgro PJSC GDR	72,393	999
Rosneft Oil PJSC GDR	126,667	718
Sberbank of Russia PJSC ADR	540,186	5,893
Sistema PJSC FC GDR	89,605	798
Surgutneftegas ADR	304,278	1,539
X5 Retail Group GDR *	54,124	1,640
Yandex, Cl A *	339,850	7,647

		30,645

Singapore — 0.2%
Yoma Strategic Holdings	5,030,000	2,122

South Africa — 2.6%
Barclays Africa Group	125,115	1,454
Barloworld	275,668	2,442
Bidvest Group	38,805	460
Exxaro Resources	171,213	1,413
FirstRand	1,382,618	5,256
Foschini Group	35,225	437
Grindrod	938,751	978
Liberty Holdings	132,351	1,125
Life Healthcare Group Holdings	248,294	636
Mediclinic International	123,000	1,131
MMI Holdings	850,162	1,599
Mondi	17,133	394
Nampak	847,036	1,078
Netcare	237,019	576
Sasol	14,047	401
Shoprite Holdings	23,551	341
Sibanye Gold	1,014,361	2,040
SPAR Group	34,977	477
Standard Bank Group	130,620	1,430
Steinhoff International Holdings	186,988	998
Telkom	245,474	1,279
Tiger Brands	40,675	1,300
Truworths International	137,693	918
Tsogo Sun Holdings	249,040	527
Vodacom Group	139,323	1,579

		30,269

South Korea — 8.7%
Amorepacific	12,711	3,384
BGF retail	9,609	867
BNK Financial Group	102,329	786
Cheil Worldwide	60,441	1,013
CJ	3	–
Coway	31,131	2,464

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dongbu Insurance	28,563	$ 1,543
Doosan Bobcat	51,967	1,696
E-MART	9,766	1,796
Hana Financial Group	92,168	2,873
Hanwha	32,644	1,051
Heung-A Shipping, Cl A	377,038	632
Hugel *	4,513	1,471
Hyosung	30,552	3,553
Hyundai Marine & Fire Insurance	148,335	4,250
Hyundai Mobis	2,973	670
Jusung Engineering *	244,347	2,312
Kangwon Land	40,314	1,260
KB Financial Group	79,473	3,296
KEPCO Plant Service & Engineering	17,470	941
Kia Motors	156,983	5,310
Kolon Industries	18,207	1,146
Korea Aerospace Industries	21,501	1,109
Korea Electric Power	44,053	1,699
Korea Electric Power ADR	204,900	3,889
KT&G	30,734	2,786
LG	46,323	2,573
LG Display ADR	195,000	2,365
LG Household & Health Care	1,076	835
Mando	11,786	2,767
Nong Shim	2,519	702
POSCO ADR	36,100	2,239
Posco Daewoo	20,423	443
Samsung Biologics *	15,347	2,233
Samsung Electronics	10,242	17,409
Seoul Semiconductor	79,190	1,177
SFA Engineering	17,348	996
SIMMTECH	107,012	1,032
SK Hynix	84,453	3,488
SK Innovation	10,670	1,458
SK Materials	11,794	1,777
SK Telecom	16,385	3,355
SK Telecom ADR	13,100	296
SKC	57,338	1,595
Vieworks	25,970	1,445

		99,982

Switzerland — 0.1%
Wizz Air Holdings *(A)	56,272	1,170

Taiwan — 9.9%
Advanced Semiconductor Engineering	1,506,000	1,869
Asia Cement	400,000	396
Asustek Computer	164,000	1,479
Catcher Technology	328,000	2,735
Cathay Financial Holding	229,000	359
Chailease Holding	503,000	1,079
Chicony Electronics	289,103	679
Chroma ATE	672,000	2,052

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Compal Electronics	3,890,000	$ 2,430
Coretronic	1,117,600	1,576
CTCI	800,000	1,324
E Ink Holdings	2,117,000	1,742
Eclat Textile	344,862	3,462
Egis Technology *	318,000	2,712
Foxconn Technology	437,580	1,304
Fubon Financial Holding	2,270,000	3,669
General Interface Solution Holding	372,000	1,526
Global PMX	375,000	1,794
Gourmet Master	166,950	1,570
Highwealth Construction	442,600	720
Hiwin Technologies	316,000	2,015
Hon Hai Precision Industry	3,541,375	10,323
Hotai Motor	78,000	893
Innolux, Cl A	3,422,000	1,396
Inventec	2,115,000	1,564
King’s Town Bank	1,750,000	1,630
Lite-On Technology	1,706,769	2,856
Macauto Industrial	191,000	1,141
Mercuries Life Insurance *	3,190,000	1,718
Merry Electronics *	243,000	1,144
Micro-Star International	522,000	1,209
PChome Online	457,513	3,054
Pegatron	1,928,000	5,049
Phison Electronics	234,000	2,054
Powertech Technology	1,447,000	4,205
Silicon Motion Technology ADR	14,010	569
St. Shine Optical	41,000	700
Taishin Financial Holding	1,695,405	671
Taiwan Semiconductor Manufacturing	875,000	5,366
Taiwan Semiconductor Manufacturing ADR	690,391	21,727
TTY Biopharm	307,000	1,129
TYC Brother Industrial	1,356,000	1,619
Vanguard International Semiconductor	335,000	660
Win Semiconductors	345,000	1,465
Wistron	2,359,729	1,981
Wistron NeWeb	429,000	1,252
WPG Holdings	2,249,000	2,856

		114,723

Thailand — 3.0%
Charoen Pokphand Foods	3,811,300	3,057
Delta Electronics Thailand	307,900	816
IRPC	10,073,700	1,431
Kiatnakin Bank	1,335,100	2,515
Krung Thai Bank	2,184,700	1,227
Land & Houses NVDR	10,820,424	3,038
Minor International NVDR	2,659,636	2,610
PTT	639,500	7,273
PTT Global Chemical	912,900	1,863
Sansiri	14,331,300	797

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Siam Cement	93,800	$ 1,387
Sino-Thai Engineering & Construction NVDR	3,999,779	2,922
Taokaenoi Food & Marketing	1,098,900	881
Thai Oil	1,535,700	3,311
Thanachart Capital	1,459,600	2,028

		35,156

Turkey — 1.4%
BIM Birlesik Magazalar	105,656	1,526
Coca-Cola Icecek	422,315	4,082
Emlak Konut Gayrimenkul Yatirim Ortakligi	822,884	710
Eregli Demir ve Celik Fabrikalari	830,686	1,360
Ford Otomotiv Sanayi	63,758	644
TAV Havalimanlari Holding	268,413	1,122
Tekfen Holding	517,407	1,125
Tupras Turkiye Petrol Rafinerileri	35,256	828
Turkiye Garanti Bankasi	139,000	330
Turkiye Halk Bankasi	87,200	271
Turkiye Is Bankasi, Cl C	349,409	610
Turkiye Vakiflar Bankasi Tao, Cl D	1,254,817	1,833
Yazicilar Holding, Cl A	275,809	1,172

		15,613

Ukraine — 0.1%
MHP GDR	70,521	647

United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	222,190	429
Aldar Properties PJSC	4,138,947	2,705
DAMAC Properties Dubai PJSC	4,304,940	3,446
Dubai Investments PJSC	1,000,814	687
Dubai Islamic Bank	2,874,536	4,892
Emaar Properties PJSC	3,461,806	7,022
Emirates NBD PJSC	300,000	673
First Gulf Bank PJSC	506,905	1,884
NMC Health	299,240	6,498
Ras Al Khaimah Ceramics	1,309,459	856
Union National Bank PJSC	475,270	567

		29,659

United Kingdom — 1.3%
Georgia Healthcare Group *(A)	255,480	1,157
Globaltrans Investment GDR	212,679	1,276
KAZ Minerals *	432,515	2,836
MHP GDR	93,939	862
RusHydro PJSC ADR	321,418	516
TBC Bank Group *	186,170	3,283
Tullow Oil	1,553,800	5,190

		15,120

United States — 1.5%
Globant *	84,342	3,062
Luxoft Holding, Cl A *	77,292	4,533
PriceSmart	98,304	8,690

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tahoe Resources	81,413	$ 690

		16,975

Vietnam — 0.1%
Military Commercial Joint Stock Bank	410,000	252
Vingroup JSC *	270,600	535

		787

Total Common Stock (Cost $923,155) ($ Thousands)		980,883

	Number of Participation Notes

PARTICIPATION NOTES — 6.9%

Cayman Islands — 0.2%
Hemas Holdings, Expires 11/16/2018 *	688,148	490
LAUGFS Gas, Expires 11/16/2018 *	704,271	130
Tokyo Cement Lanka, Expires 11/16/2018 *	456,690	186
Vietnam Dairy Products JSC, Expires 10/31/2018 *	289,077	1,669

		2,475

Chile — 0.2%
SACI Falabella, Expires 11/07/2018 *	298,427	2,438

China — 0.1%
Huangshan Tourism Development, Expires 11/06/2020 *	628,933	1,499

Colombia — 0.2%
Baco Davivienda, Expires 12/05/2018 *	22,810	231
Cemex Latam Holdings, Expires 10/31/2018 *	199,176	732
Constructora Conconcreto, Expires 12/05/2018 *	497,710	171
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018 *	1,784,970	389

		1,523

Egypt — 0.3%
Emaar Misr for Development SAE, Expires 05/02/2018 *	8,585,143	1,415
Palm Hills Developments SAE, Expires 05/02/2018 *	9,418,487	1,794

		3,209

India — 1.6%
Adani Tran, Expires 06/24/2020 *	2,271,602	2,088
Bharat Financial Inclusion, Expires 11/05/2018 *	75,523	955
Biocon, Expires 04/22/2021 *	163,020	2,722
Jain Irrigation, Expires 10/05/2021 *	1,384,059	1,933
Jamna Auto, Expires 06/17/2021 *	536,555	1,652
LIC Housing Finance, Expires 03/08/2019 *	117,262	986

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
LIC Housing Finance, Expires 03/28/2019 *	5,596	$ 47
PNC Infratech, Expires 06/01/2021 *	503,889	757
PVR, Expires 06/19/2020 *	79,688	1,536
Rural Electrification, Expires 09/29/2021 *	1,193,419	2,731
SKS Microfinance, Expires 11/05/2018 *	106,015	1,341
Voltas, Expires 05/28/2020 *	375,919	2,089

		18,837

Kuwait — 0.7%
Kuwait Food Americana SAK, Expires 02/14/2019 *	120,850	1,033
Kuwait Projects Holdings, Expires 04/24/2018 *	801,732	1,313
Mabanee SAK, Expires 08/05/2019 *	413,413	1,138
National Bank of Kuwait SAKP, Expires 11/20/2018 *	1,109,279	2,676
Zain Mobile Telecommunications, Expires 04/24/2018 *	1,150,000	1,797

		7,957

Pakistan — 0.6%
DG Khan Cement, Expires 02/08/2018 *	581,000	1,305
United Bank, Expires 02/08/2018 *	136,660	318
United Bank, Expires 03/29/2019 *	2,339,373	5,462

		7,085

Saudi Arabia — 0.7%
CO For Cooperative Insurance, Expires 07/31/2017 *	133,212	4,167
Mouwasat Medical Services, Expires 09/20/2017 *	11,000	406
Mouwasat Medical Services, Expires 09/20/2017 *	59,887	2,220
National Industrialization, Expires 07/12/2017 *	162,108	750

		7,543

Sri Lanka — 0.2%
Hatton National Bank, Expires 08/16/2018 *	753,561	1,143
John Keells Holdings, Expires 07/05/2019 *	1,046,495	980
Military Commercial Joint Stock Bank, Expires 02/12/2018 *	653,688	398

		2,521

Turkey — 0.1%
Turkiye Garanti Bankasi, Expires 11/30/2017 *	486,183	1,141

United States — 1.4%
CitiGroup Global, Expires 04/16/2018 *	1,215,438	2,938
East African Breweries, Expires 10/31/2017 *	787,144	1,721
FPT, Expires 09/10/2018 *	1,546,080	3,083
National Bank of Kuwait, Expires 04/30/2018 *	1,884,144	4,558
National Industrialization, Expires 07/12/2017 *	841,331	3,895

		16,195

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)

Vietnam — 0.6%
Hoa Phat Group, Expires 07/24/2018 *	1,277,637	$ 2,223
Military Commercial Joint Stock Bank, Expires 04/20/2017 *	1,237,950	754
Military Commercial Joint Stock Bank, Expires 02/12/2018 *	1,740,505	1,060
Mobile World Investment, Expires 08/15/2017 *	93,570	680
Vingroup, Expires 03/29/2019 *	340,980	667
Vingroup JSC, Expires 07/31/2019 *	713,923	1,397

		6,781

Total Participation Notes (Cost $74,685) ($ Thousands)		79,204

	Shares

EXCHANGE TRADED FUNDS — 3.3%

United States — 3.3%
iShares MSCI Emerging Markets Index Fund	562,201	21,358
WisdomTree India Earnings Fund	735,000	16,655

Total Exchange Traded Funds (Cost $36,286) ($ Thousands)		38,013

PREFERRED STOCK — 2.3%

Brazil — 1.8%
Banco Bradesco	173,280	1,861
Braskem	179,300	1,863
Cia Brasileira de Distribuicao	27,700	512
Cia Energetica de Minas Gerais	325,500	1,118
Cia Paranaense de Energia	122,400	1,326
Itausa - Investimentos Itau	2,731,690	8,816
Suzano Papel e Celulose, Cl A	872,243	3,771
Telefonica Brasil	97,900	1,445

		20,712

Colombia — 0.4%
Banco Davivienda	403,031	4,096
Bancolombia	30,428	284
Financiera Colombiana	24,959	205

		4,585

South Korea — 0.1%
LG Chemical	8,383	1,316

Total Preferred Stock (Cost $20,907) ($ Thousands)		26,613

	Number of Rights

RIGHTS — 0.0%

Brazil — 0.0%
Itausa - Investimentos Itau, Expires 04/05/2017	44,761	57

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Equity Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Taiwan — 0.0%
Advanced SemiConductor Engr, Expires 03/24/2017	47,037	$ 6

Total Rights (Cost $—) ($ Thousands)		63

	Shares

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F 0.320%**†	9,178,514	9,179

Total Cash Equivalent (Cost $9,179) ($ Thousands)		9,179

Total Investments — 98.2% (Cost $1,064,212) ($ Thousands) @		$ 1,133,955

Percentages are based on Net Assets of $1,154,580 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $8,085 ($ Thousands), representing 0.7% of the Net Assets of the Fund.
@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,064,212 ($ Thousands), and the unrealized appreciation and depreciation were $125,094 ($ Thousands) and ($55,351) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$983,993	$–	$–	$983,993
Participation Notes	–	76,094	–	76,094
Exchange Traded Funds	38,013	–	–	38,013
Preferred Stock	26,613	–	–	26,613
Rights	–	63	–	63
Cash Equivalent	9,179	–	–	9,179

Total Investments in Securities	$1,057,798	$76,157	$–	$1,133,955

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended February 28, 2017 ($ Thousands).

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income

SEI Daily Income Trust, Government Fund, Cl F	$ –	$ 154,796	$ (145,617)	$ 9,179	$ 15

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.3%

Agency Mortgage-Backed Obligations — 4.6%
FHLMC ARM
3.635%, 03/01/2036 (A)	$2,068	$ 2,206
2.778%, 06/01/2035 (A)	1,684	1,781
2.698%, 10/01/2035 (A)	975	1,016
FHLMC CMO, Ser 2007-3311, Cl FN
1.070%, 05/15/2037 (A)	691	688
FHLMC CMO, Ser 2010-3721, Cl FB
1.270%, 09/15/2040 (A)	2,285	2,288
FHLMC CMO, Ser 2011-3891, Cl BF
1.320%, 07/15/2041 (A)	1,539	1,540
FHLMC Multifamily Structured Pass-Through Certificates
1.100%, 02/25/2020	255	255
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	961	971
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.276%, 11/25/2020 (A)	111,631	1,013
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.022%, 05/25/2018 (A)	28,769	540
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.593%, 01/25/2019 (A)	81,722	1,925
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.758%, 05/25/2019 (A)	29,894	920
FHLMC REMIC, Ser 2007-3335, Cl BF
0.920%, 07/15/2019 (A)	121	121
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	507	535
FNMA
6.000%, 09/01/2039 to 04/01/2040	935	1,059
4.500%, 10/01/2024	1,593	1,684
3.000%, 05/01/2022 to 12/01/2030	3,872	4,010
FNMA ARM
3.300%, 10/01/2033 (A)	304	317
3.146%, 10/01/2033 (A)	443	472
3.085%, 01/01/2034 (A)	609	641
3.066%, 10/01/2033 (A)	438	465
3.050%, 05/01/2034 (A)	403	427
3.027%, 09/01/2034 (A)	658	695
2.944%, 04/01/2034 (A)	1,152	1,222
2.888%, 06/01/2035 (A)	632	670
2.863%, 05/01/2035 (A)	1,001	1,063
2.829%, 05/01/2037 (A)	2,137	2,259
2.810%, 09/01/2033 (A)	740	771
2.772%, 05/01/2035 (A)	703	744
2.759%, 04/01/2033 (A)	293	311
2.747%, 07/01/2034 (A)	1,070	1,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.741%, 10/01/2024 to 08/01/2034 (A)	$1,416	$ 1,501
2.737%, 07/01/2036 (A)	1,634	1,730
2.734%, 10/01/2035 (A)	1,172	1,241
2.694%, 07/01/2034 (A)	510	536
2.693%, 06/01/2035 (A)	445	467
2.688%, 10/01/2033 (A)	780	825
2.502%, 02/01/2035 (A)	1,197	1,245
2.467%, 03/01/2035 (A)	1,816	1,896
FNMA CMO, Ser 2005-92, Cl UF
1.128%, 10/25/2025 (A)	1,395	1,394
FNMA CMO, Ser 2010-87, Cl PF
1.178%, 06/25/2040 (A)	1,918	1,915
FNMA CMO, Ser 2011-63, Cl FG
1.228%, 07/25/2041 (A)	1,516	1,519
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	829	833
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	2,303	2,322
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	9,852	1,053
FNMA CMO, Ser 2013-96, Cl FW
1.178%, 09/25/2043 (A)	1,561	1,558
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	800	155
FNMA TBA
3.500%, 03/01/2041	1,150	1,199
GNMA ARM
2.210%, 12/20/2060 (A)	2,791	2,889
2.080%, 09/20/2060 to 11/20/2060 (A)	2,611	2,664
1.809%, 11/20/2060 (A)	2,400	2,438
1.606%, 12/20/2060 (A)	2,853	2,897
GNMA CMO, Ser 2002-66, Cl FC
1.170%, 07/16/2031 (A)	1,042	1,046
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
1.113%, 12/07/2020 (A)	4,428	4,422
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.216%, 10/07/2020 (A)	4,953	4,959
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
1.231%, 11/05/2020 (A)	5,626	5,635
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.321%, 12/08/2020 (A)	6,440	6,454
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.321%, 12/08/2020 (A)	395	397
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.216%, 01/08/2020 (A)	3,445	3,450

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.166%, 02/06/2020 (A)	$4,143	$ 4,145
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
1.163%, 03/11/2020 (A)	4,078	4,076
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
1.146%, 03/06/2020 (A)	227	227

		100,811

Non-Agency Mortgage-Backed Obligations — 29.7%
A10 Term Asset Financing LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	522	520
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.018%, 06/25/2035 (A)	353	328
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
1.231%, 08/25/2035 (A)	92	92
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
2.816%, 09/25/2045 (A)	1,193	1,181
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
3.367%, 09/15/2026 (A)(B)	2,180	2,178
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.667%, 06/15/2028 (A)(B)	2,500	2,478
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.239%, 12/10/2017 (A)	5,039	5,137
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl AM
5.811%, 02/10/2051 (A)	600	608
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (A)	120	122
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl A1A
6.195%, 01/10/2018 (A)	2,807	2,867
Banc of America Commercial Mortgage, Ser 2007-3, Cl AM
5.602%, 06/10/2049 (A)	500	502
Banc of America Commercial Mortgage, Ser 2007-3, Cl AJ
5.602%, 06/10/2049 (A)	4,030	4,091
Banc of America Commercial Mortgage, Ser 2007-3, Cl AMF
5.317%, 06/10/2049	4,125	4,134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Ser 2007-4, Cl A4
5.751%, 02/10/2051 (A)	$1,758	$ 1,774
Banc of America Funding, Ser 2004-C, Cl 2A2
3.735%, 12/20/2034 (A)	607	592
Banc of America Funding, Ser 2005-F, Cl 4A1
3.208%, 09/20/2035 (A)	154	133
Banc of America Funding, Ser 2006-D, Cl 3A1
3.244%, 05/20/2036 (A)	105	92
Banc of America Funding, Ser 2006-I, Cl 1A1
3.024%, 12/20/2036 (A)	5,758	5,801
Banc of America Funding, Ser 2010-R5, Cl 4A3
2.827%, 08/26/2036 (A)(B)	1,912	1,892
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.277%, 06/25/2033 (A)	4,142	4,137
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.223%, 02/25/2035 (A)	55	55
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
3.248%, 07/25/2033 (A)	2,246	2,253
Banc of America Mortgage Trust, Ser 2003-I, Cl 2A6
3.252%, 10/25/2033 (A)	4,333	4,379
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.553%, 12/25/2033 (A)	1,955	1,939
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.336%, 02/25/2034 (A)	2,839	2,813
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
3.208%, 04/25/2034 (A)	1,118	1,115
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.245%, 05/25/2034 (A)	1,329	1,332
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
3.640%, 01/25/2035 (A)	579	579
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.648%, 12/25/2033 (A)(B)	1,732	1,613
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
1.138%, 04/25/2034 (A)(B)	3,692	3,511
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
1.208%, 08/25/2034 (A)(B)	2,208	2,035
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
1.148%, 01/25/2035 (A)(B)	2,888	2,770

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
1.128%, 04/25/2035 (A)(B)	$2,417	$ 2,221
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.957%, 12/25/2033 (A)	2,681	2,688
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.159%, 08/25/2034 (A)	3,847	3,923
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
3.362%, 01/25/2034 (A)	4,820	4,823
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.938%, 04/25/2034 (A)	696	692
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	2,663	2,644
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.077%, 07/25/2034 (A)	1,968	1,960
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.511%, 07/25/2034 (A)	2,599	2,584
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.562%, 11/25/2034 (A)	2,480	2,485
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
3.636%, 03/25/2035 (A)	2,400	2,424
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.920%, 03/25/2035 (A)	2,810	2,838
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.820%, 08/25/2035 (A)	5,031	5,014
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl A1A
5.650%, 08/11/2017 (A)	3,581	3,624
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	4,000	4,073
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM
5.699%, 06/11/2040 (A)	500	503
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.711%, 06/11/2040 (A)	1,371	1,371
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	4,249	4,292
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
1.071%, 12/25/2036 (A)	31	63
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.723%, 07/05/2033 (A)(B)	2,000	1,968
BXHTL Mortgage Trust, Ser 2015-JWRZ, Cl GL1
3.618%, 05/15/2029 (A)(B)	5,800	5,829
CD Mortgage Trust, Ser 2007-CD5, Cl C
6.124%, 11/15/2044 (A)	1,000	1,018
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,899	1,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.189%, 12/25/2035 (A)	$1,249	$ 1,207
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.042%, 02/25/2037 (A)	1,113	1,115
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
3.216%, 02/25/2037 (A)	1,107	1,099
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.179%, 07/25/2037 (A)	1,563	1,582
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
3.299%, 01/19/2034 (A)	2,058	2,040
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.652%, 07/25/2034 (A)	1,765	1,766
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	199	202
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	54	55
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.133%, 12/10/2049 (A)	578	586
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	3	3
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl C
3.518%, 05/11/2035 (A)(B)	3,280	3,312
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
3.160%, 04/25/2037 (A)	852	738
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
3.149%, 11/25/2038 (A)(B)	1,285	1,293
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
1.021%, 03/25/2047 (A)(B)	1,578	1,539
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	1,800	1,813
COLT 2016-3 Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	244	244
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (B)	675	681

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A)(B)	$1,281	$ 1,292
COMM Mortgage Trust, Ser 2007-C9, Cl A4
5.785%, 12/10/2049 (A)	3,509	3,535
COMM Mortgage Trust, Ser 2007-C9, Cl AMFL
1.412%, 07/10/2017	2,048	2,034
COMM Mortgage Trust, Ser 2007-C9, Cl AJFL
1.462%, 12/10/2049 (A)(B)	11,710	11,515
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	5	5
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.927%, 08/10/2046 (A)	47,152	1,719
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	95	95
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.568%, 03/15/2029 (A)(B)	4,480	4,487
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	1,325	1,350
COMM Mortgage Trust, Ser 2014-PAT, Cl C
2.147%, 08/13/2027 (A)(B)	2,000	1,964
COMM Mortgage Trust, Ser 2014-TWC, Cl D
3.018%, 02/13/2032 (A)(B)	3,435	3,439
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.617%, 02/13/2032 (A)(B)	5,000	5,008
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.487%, 10/15/2018	3,000	3,017
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl XA, IO
0.836%, 02/10/2047 (A)	36,067	1,181
Commercial Mortgage Trust, Ser 2007-GG11, Cl AM
5.867%, 12/10/2049 (A)	3,300	3,351
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.538%, 09/15/2039 (A)	1,880	1,899
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,757	1,767
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.998%, 01/15/2049 (A)	4,710	4,708
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AM
5.939%, 07/15/2017 (A)	5,000	5,056
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl AM
6.062%, 02/15/2041 (A)(B)	3,000	3,060
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
3.105%, 06/25/2034 (A)	5,823	5,862

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
3.034%, 09/25/2034 (A)	$1,518	$ 1,524
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A)(B)	586	607
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
1.078%, 07/25/2035 (A)	2,690	2,569
CSMC Trust, Ser 2015-SAND, Cl D
3.617%, 08/15/2030 (A)(B)	1,847	1,853
CSMC Trust, Ser 2015-SAND, Cl C
2.917%, 08/15/2030 (A)(B)	1,000	998
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.764%, 05/15/2046 (A)	445	448
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.140%, 07/10/2044 (A)(B)	26,217	940
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
1.311%, 06/25/2034 (A)	3,163	3,027
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
4.036%, 06/27/2037 (A)(B)	2,270	2,295
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.589%, 09/19/2044 (A)	1,934	1,851
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.609%, 09/19/2044 (A)	778	724
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
1.129%, 01/19/2045 (A)	1,308	1,130
FDIC Guaranteed Notes Trust, Ser 2010-S2, Cl 1A
1.117%, 11/29/2037 (A)(B)	535	534
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.171%, 07/25/2023 (A)	309	314
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.421%, 04/25/2024 (A)	480	485
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M2
3.178%, 10/25/2024 (A)	774	775
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.171%, 01/25/2025 (A)	437	440
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.928%, 01/25/2025 (A)	2,620	2,799

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M1
2.121%, 04/25/2028 (A)	$18	$ 18
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.228%, 07/25/2028 (A)	911	915
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M1
2.021%, 10/25/2028 (A)	2,261	2,267
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
1.871%, 12/25/2028 (A)	2,253	2,259
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M1
1.571%, 03/25/2029 (A)	3,281	3,284
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M1
2.521%, 09/25/2028 (A)	2,712	2,726
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA2, Cl M1
1.971%, 11/25/2028 (A)	2,913	2,919
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
1.978%, 07/25/2029 (A)	2,290	2,295
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
1.970%, 04/25/2029	3,000	3,006
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
2.972%, 05/25/2035 (A)	288	271
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.721%, 05/25/2024 (A)	195	196
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.721%, 05/25/2024 (A)	73	73
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 2M1
1.971%, 07/25/2024 (A)	935	936
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.971%, 07/25/2024 (A)	1,825	1,828
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M1
2.371%, 04/25/2028 (A)	1,209	1,212
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
2.721%, 08/25/2028 (A)	4,783	4,831
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.771%, 10/25/2028 (A)	3,404	3,458

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
2.221%, 01/25/2029 (A)	$3,865	$ 3,902
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
2.121%, 01/25/2029 (A)	3,842	3,870
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.071%, 04/25/2029 (A)	4,904	4,938
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M1
2.078%, 04/25/2029 (A)	3,921	3,939
FNMA Connecticut Avenue Securities, Ser 2017- C01, Cl 1M1
2.078%, 07/25/2029 (A)(B)	3,979	3,994
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.160%, 09/25/2044 (A)(B)	595	605
FREMF Mortgage Trust, Ser 2013-K502, Cl B
2.438%, 03/25/2045 (A)(B)	1,040	1,041
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.906%, 03/25/2045 (A)(B)	360	360
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A)(B)	230	227
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl AFL1
2.004%, 12/15/2034 (A)(B)	1,409	1,417
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/2049 (A)	1,109	1,109
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.697%, 12/19/2033 (A)	636	627
Greenwich Capital Commercial Funding, Ser GG11, Cl A4
5.736%, 12/10/2049	740	747
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	14	14
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.147%, 12/10/2043 (A)(B)	35,881	188
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.678%, 03/10/2044 (A)(B)	26,996	601
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	23	23
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	47	47

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl A
2.697%, 02/15/2033 (A)(B)	$4,000	$ 4,036
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
1.171%, 10/25/2032 (A)	15	15
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.455%, 01/25/2035 (A)	256	245
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.363%, 04/25/2035 (A)	772	744
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.041%, 09/25/2035 (A)	696	693
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.530%, 01/25/2036 (A)	1,645	1,539
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.386%, 08/19/2034 (A)	3,013	3,057
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.887%, 11/19/2034 (A)	113	104
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
1.119%, 06/20/2035 (A)	3,225	3,077
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038 (A)(B)	3,910	3,738
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
3.323%, 08/05/2034 (A)(B)	3,435	3,418
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
2.923%, 08/05/2034 (A)(B)	2,000	2,000
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
4.570%, 11/15/2029 (A)(B)	5,280	5,320
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl D
3.820%, 11/15/2029 (A)(B)	836	842
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.671%, 03/25/2035 (A)	190	158
Impac CMB Trust, Ser 2004-6, Cl 1A2
1.558%, 10/25/2034 (A)	2,608	2,499
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.021%, 04/25/2037 (A)	1,098	1,046
IndyMac INDA Mortgage Loan Trust, Ser 2007- AR3, Cl 1A1
3.431%, 07/25/2037 (A)	2,784	2,449
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
5.960%, 02/12/2051 (A)	778	792
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CIB20, Cl A4
5.794%, 02/12/2051 (A)	556	562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (A)	$514	$ 518
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
1.977%, 08/05/2032 (A)(B)	13,712	677
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.035%, 02/15/2046 (A)(B)	26,561	672
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl XA, IO
2.184%, 10/15/2045 (A)	11,043	775
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	23	23
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-BXH, Cl A
1.670%, 04/15/2027 (A)(B)	3,075	3,019
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl D
3.120%, 06/15/2029 (A)(B)	3,000	3,000
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	305	309
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.049%, 06/25/2035 (A)	1,301	1,269
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.049%, 06/25/2035 (A)	1,288	1,256
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.202%, 07/25/2035 (A)	4,475	4,456
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.135%, 11/25/2033 (A)	533	541
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.218%, 07/25/2035 (A)	3,611	3,594
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
3.182%, 07/25/2035 (A)	786	788
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.300%, 07/25/2035 (A)	1,934	1,964
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.045%, 06/25/2037 (A)	101	89
JPMorgan Resecuritization Trust, Ser 2009-12, Cl 6A1
3.071%, 10/26/2035 (A)(B)	1,319	1,324
LB Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.920%, 07/15/2044 (A)	4,077	4,110
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.493%, 02/15/2040 (A)	1,283	1,287

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AM
6.114%, 07/15/2040 (A)	$2,570	$ 2,616
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	402	404
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (A)	663	675
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A1A
5.682%, 09/15/2045 (A)	1,139	1,158
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.120%, 04/15/2041 (A)	1,004	1,036
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.943%, 07/25/2035 (A)	99	86
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	2,833	2,957
MASTR Asset Securitization Trust, Ser 2003-7, Cl 4A41
2.278%, 09/25/2033 (A)	2,839	2,820
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	383	382
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
1.467%, 11/15/2031 (A)	2,365	2,208
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
1.391%, 08/25/2028 (A)	1,908	1,830
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
1.398%, 10/25/2028 (A)	1,711	1,643
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
1.411%, 01/25/2029 (A)	775	742
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.903%, 12/25/2034 (A)	2,443	2,451
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.710%, 10/25/2035 (A)	2,172	2,183
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.932%, 02/25/2035 (A)	2,766	2,809
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.932%, 02/25/2035 (A)	1,256	1,276

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.262%, 07/25/2035 (A)	$771	$ 596
ML-CFC Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.739%, 06/12/2050 (A)	1,989	1,993
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A1A
5.665%, 04/15/2049 (A)	2,038	2,042
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4FL
2.877%, 01/11/2043 (A)	3,003	3,029
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4
6.293%, 01/11/2043 (A)	1,997	2,055
Morgan Stanley Capital I Trust, Ser 2015-XLF1, Cl B
2.517%, 08/14/2031 (A)(B)	2,750	2,754
Morgan Stanley Capital I Trust, Ser 2017-PRME, Cl C
2.420%, 02/15/2034 (A)(B)	1,500	1,514
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	859	859
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	3,806	3,844
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	3,489	3,482
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.484%, 11/25/2034 (A)	1,520	1,509
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
3.093%, 10/25/2034 (A)	2,664	2,673
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
1.041%, 09/25/2035 (A)	1,283	1,274
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	35	35
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
1.942%, 06/10/2019 (A)(B)	1,100	1,100
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	1,095	1,105
MRFC Mortgage Pass-Through Trust, Ser 2002- TBC2, Cl A
1.627%, 08/15/2032 (A)	898	853
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	280	287

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
1.378%, 12/25/2034 (A)	$4,154	$ 3,870
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.565%, 04/26/2037 (A)(B)	2,179	2,219
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
1.564%, 06/26/2046 (A)(B)	3,956	3,894
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
1.316%, 04/26/2047 (A)(B)	1,777	1,742
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
2.475%, 01/26/2036 (A)(B)	6,384	6,367
OMPT, Ser 2017-1MKT, Cl D
4.075%, 02/10/2032	1,275	1,293
OMPT, Ser 2017-MKT, Cl C
4.146%, 02/10/2032	1,935	1,994
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
3.021%, 07/25/2038 (A)	1,762	1,715
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.942%, 08/25/2033 (A)	1,866	1,868
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
3.032%, 10/25/2035 (A)	1,392	1,383
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
3.140%, 10/25/2035 (A)	1,615	1,606
RALI Trust, Ser 2006-QO10, Cl A1
0.931%, 01/25/2037 (A)	4,455	3,776
RALI Trust, Ser 2007-QO3, Cl A1
0.931%, 03/25/2047 (A)	1,259	1,079
RBSSP Resecuritization Trust, Ser 2009-7, Cl 2A5
4.032%, 09/26/2035 (A)(B)	986	990
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.239%, 08/25/2022 (A)	845	722
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.577%, 10/20/2027 (A)	1,441	1,405
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
1.481%, 09/20/2032 (A)	368	347
Sequoia Mortgage Trust, Ser 2004-3, Cl A
1.761%, 05/20/2034 (A)	2,820	2,694
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.539%, 06/20/2034 (A)	1,928	1,860
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	651	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	$1,526	$ 1,487
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A)(B)	2,020	2,016
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A)(B)	11,924	11,923
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
3.067%, 03/25/2034 (A)	2,233	2,240
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
3.032%, 03/25/2034 (A)	2,357	2,356
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
1.141%, 07/25/2034 (A)	5,030	4,866
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-1, Cl 5A1
3.210%, 02/25/2035 (A)	2,517	2,497
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.077%, 04/25/2035 (A)	1,937	1,777
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.441%, 10/19/2034 (A)	1,955	1,870
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
3.175%, 05/25/2033 (A)	3,256	3,269
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.411%, 09/25/2043 (A)	1,763	1,697
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.818%, 04/25/2045 (A)	4,042	4,048
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
2.710%, 03/25/2037 (A)	2,145	1,868
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
5.927%, 09/25/2037 (A)	5,627	5,705
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A1
3.750%, 11/25/2057 (A)(B)	2,294	2,341
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	171	171
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	200	200
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	162	162
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	414	410

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	$5,203	$ 5,148
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.089%, 05/10/2045 (A)(B)	10,818	945
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A2
1.852%, 08/10/2049	3,100	3,105
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	4	4
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	2	2
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	38	38
Velocity Commercial Capital Loan Trust, Ser 2016-1, Cl AFL
3.228%, 04/25/2046 (A)(B)	3,257	3,297
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
2.556%, 10/25/2046 (A)	1,930	1,932
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	1,424	1,423
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,500	3,506
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl A1A
5.727%, 06/15/2049 (A)	3,063	3,063
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
5.965%, 02/15/2051 (A)	4,130	4,141
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl B
2.817%, 06/15/2029 (A)(B)	3,000	3,001
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl E
5.117%, 06/15/2018 (A)(B)	4,000	4,001
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.828%, 10/25/2033 (A)	2,774	2,830
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.670%, 08/25/2033 (A)	1,802	1,809
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.781%, 09/25/2033 (A)	2,559	2,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.816%, 03/25/2034 (A)	$7,834	$ 7,868
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
1.191%, 07/25/2044 (A)	3,721	3,556
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.844%, 10/25/2034 (A)	1,894	1,903
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
1.491%, 11/25/2034 (A)	1,845	1,759
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
1.511%, 11/25/2034 (A)	2,557	2,299
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.862%, 01/25/2035 (A)	3,792	3,854
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.996%, 04/25/2044 (A)	4,883	4,705
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
1.171%, 06/25/2044 (A)	2,587	2,419
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	1,014	1,052
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	105	107
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
1.571%, 01/25/2045 (A)	964	889
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
1.411%, 01/25/2045 (A)	1,836	1,727
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
1.091%, 08/25/2045 (A)	2,518	2,427
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
1.061%, 10/25/2045 (A)	2,693	2,611
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
2.046%, 10/25/2045 (A)	484	499
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.796%, 12/25/2035 (A)	128	124
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
1.041%, 12/25/2045 (A)	2,611	2,462

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
1.041%, 12/25/2045 (A)	$220	$ 209
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.101%, 01/25/2045 (A)	1,378	1,327
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 1A1A
1.101%, 01/25/2045 (A)	2,450	2,357
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
1.001%, 04/25/2045 (A)	5,081	4,798
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
1.061%, 07/25/2045 (A)	2,849	2,733
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
1.411%, 07/25/2045 (A)	1,970	1,914
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.666%, 01/25/2046 (A)	2,164	2,111
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.099%, 10/25/2046 (A)	657	610
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A
1.394%, 12/25/2046 (A)	1,088	911
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.853%, 04/25/2047 (A)	3,454	2,862
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	8	8
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-R, Cl 2A1
3.027%, 09/25/2034 (A)	211	216
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-Z, Cl 1A2
3.016%, 12/25/2034 (A)	1,156	1,146
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR2, Cl 3A1
3.066%, 03/25/2035 (A)	1,347	1,362
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
3.026%, 09/25/2033 (A)	1,915	1,918
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.902%, 11/25/2033 (A)	1,066	1,071
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
3.118%, 05/25/2034 (A)	293	296

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.109%, 07/25/2034 (A)	$1,041	$ 1,044
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
3.008%, 08/25/2034 (A)	2,603	2,607
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.995%, 08/25/2034 (A)	1,809	1,839
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
3.004%, 09/25/2034 (A)	2,529	2,556
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
3.029%, 09/25/2034 (A)	2,781	2,812
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
3.042%, 09/25/2034 (A)	607	618
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.162%, 10/25/2034 (A)	4,370	4,360
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
3.037%, 11/25/2034 (A)	3,136	3,155
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
3.001%, 12/25/2034 (A)	2,807	2,840
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
3.116%, 02/25/2035 (A)	3,876	3,942
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
3.052%, 06/25/2035 (A)	2,746	2,822
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
3.052%, 06/25/2035 (A)	3,729	3,866
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
3.052%, 06/25/2035 (A)	881	897
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
3.036%, 06/25/2035 (A)	1,018	1,019
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.078%, 06/25/2035 (A)	845	867
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
3.119%, 02/25/2034 (A)	743	757
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
3.094%, 03/25/2035 (A)	1,168	1,177

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
3.079%, 05/25/2035 (A)	$198	$ 195
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
3.076%, 06/25/2035 (A)	1,371	1,404
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
3.067%, 06/25/2035 (A)	1,333	1,353
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
3.074%, 06/25/2034 (A)	1,564	1,601
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl C
2.539%, 11/15/2029 (A)(B)	1,607	1,598
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.801%, 02/15/2044 (A)(B)	17,936	452
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A2
2.191%, 04/15/2045	49	49
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	6	6

		658,524

Total Mortgage-Backed Securities (Cost $759,626) ($ Thousands)		759,335

LOAN PARTICIPATIONS — 27.9%
1011778 B.C., Term Loan B-2
3.250%, 02/16/2024	1,488	1,487
ABC Supply, Term Loan B
3.531%, 09/23/2023	6,345	6,398
Academy Sports Ltd., 1st Lien
5.000%, 07/01/2022	1,954	1,542
Academy, Initial Term Loan
5.000%, 07/01/2022	5	4
Academy, Ltd., Term Loan
5.000%, 07/01/2022	1,020	804
Acadia Healthcare Company, 1st Lien
3.776%, 02/11/2022	1,372	1,382
3.776%, 02/16/2023	3,267	3,292
Acosta, Term Loan B, 1st Lien
4.289%, 09/26/2021	1,535	1,497
Advance Pierre Foods, Cov-Lite, 1st Lien
4.000%, 06/02/2023	1,017	1,030
Affinion Group, 2nd Lien
8.500%, 10/31/2018	1,690	1,644
Affinion Group, Tranche B
6.750%, 04/30/2018	3,346	3,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Air Medical, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 04/28/2022	$5,742	$ 5,749
Albertson’s LLC, 2016-2 Term B-4 Loan, 1st Lien
3.781%, 08/25/2021	856	866
Albertsons, LLC, Term Loan B-6
4.302%, 06/22/2023	1,067	1,082
Alere, Term Loan B, 1st Lien
4.250%, 06/20/2022	5,967	5,977
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	192	193
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,882	2,899
Allison Transmission, Term Loan B-3
3.276%, 08/23/2019	1,523	1,540
Altice France S.A., USD Term Loan B-7, 1st Lien
5.289%, 01/15/2024	1,727	1,742
AMC Entertainment, Term Loan B
3.276%, 10/31/2023	6,290	6,356
American Renal Holdings, Term Loan, 1st Lien
4.750%, 08/20/2019	5,302	5,293
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,877	1,868
Amwins, Term Loan B, 1st Lien
3.750%, 01/19/2024	2,763	2,776
Ancestry.com, 1st Lien
0.000%, 10/19/2023 (C)	211	213
Applied Systems, Term Loan, 1st Lien
4.000%, 01/25/2021	5,828	5,868
Aramark, 1st Lien, Term Loan F
3.498%, 02/24/2021 (A)	3,785	3,820
Arcient Technologies, 4th Lien
5.500%, 04/14/2021	500	499
Ardagh Holdings USA, Term Loan, 1st Lien
4.009%, 12/17/2019	5,896	5,911
Aricent Technologies, Term Loan, 1st Lien
5.500%, 04/14/2021	517	516
Asurion, LLC, Cov-Lite, Term Loan B-2, 1st Lien
4.031%, 07/08/2020	1,299	1,313
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 08/04/2022	1,558	1,576
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,650	5,728
Asurion, Term Loan B
4.750%, 10/31/2023	1,397	1,415
Atotech, Cov-Lite, Term Loan B, 1st Lien
4.000%, 01/31/2024	1,488	1,503
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/2022	2,765	2,788
Avast Software, 1st Lien
5.000%, 08/03/2022	988	1,002

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Avolon, Term Loan B, 1st Lien
0.000%, 01/20/2022 (C)	$3,850	$ 3,917
Berry Plastics Corporation, Term G Loan, 2nd Lien
3.500%, 01/06/2021	1,000	1,001
Berry Plastics, Cov-Lite, 1st Lien
3.281%, 10/01/2022	1,106	1,113
Berry Plastics, Term Loan D
3.500%, 02/08/2020	1,639	1,640
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
4.750%, 01/26/2024	1,981	1,965
Black Knight, Cov-Lite, Term Loan, 1st Lien
3.813%, 05/27/2022	436	437
Boyd Gaming, 1st Lien
3.780%, 09/15/2023	2,736	2,765
Boyd Gaming, Term Loan B
3.770%, 08/14/2020	1,198	1,203
BPA Laboratories, 2nd Lien
0.060%, 07/03/2017	357	202
Bright Horizons Family Solutions, Lien 1
3.500%, 11/30/2023	1,069	1,079
Cable & Wireless Communications
5.531%, 12/02/2022	484	491
Caliber Collision, Cov-Lite, 2nd Lien
0.000%, 02/01/2025 (C)	468	477
Caliber Collision, Delayed Term Loan, 1st Lien
0.000%, 01/18/2024 (C)	71	72
California Resources, 1st Lien
11.375%, 12/31/2021	1,190	1,341
Calpine, Term Loan, 1st Lien
3.750%, 05/27/2022	5,022	5,045
Catalina Marketing, Cov-Lite, Term Loan
4.500%, 04/09/2021	2,920	2,635
Cavium, 1st Lien
3.781%, 08/16/2022	1,293	1,304
CCM Merger, Term Loan
4.031%, 08/06/2021	1,641	1,653
Ceramtec Acquisition, Term Loan B1
4.250%, 08/30/2020	1,905	1,910
Ceramtec Acquisition, Term Loan B2
4.250%, 08/30/2020	216	216
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	577	578
Ceridian, Cov-Lite
4.500%, 09/15/2020	1	1
Ceridian, Cov-Lite, 1st Lien
4.539%, 09/15/2020	98	98
CH Holdings, 1st Lien
4.000%, 01/18/2024	709	716
Charter Comm Operating, LLC, Term Loan I-1
3.040%, 01/15/2024	89	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Chesapeake Energy, 1st Lien
8.553%, 08/23/2021	$1,495	$ 1,615
Chief Exploration, Term Loan
7.753%, 05/16/2021	3,391	3,334
Clubcorp Club Operations, Term Loan, 1st Lien
4.000%, 12/15/2022	1,767	1,778
Columbus McKinnon, Term Loan B, 1st Lien
4.000%, 01/19/2024	1,205	1,212
Commscope, Inc., Tranche 5 Term Loan (2015)
3.281%, 12/29/2022	2,439	2,461
Communication Sales and Leasing, Term Loan, 1st Lien
4.500%, 10/24/2022	5,567	5,592
Conduent, Term Loan B
6.276%, 11/22/2023	2,522	2,563
Constantia Flexibles, Initial Term Loan
4.000%, 04/30/2022	289	290
Constantia Flexibles, Lien 1
4.000%, 04/30/2022	1,484	1,490
COTY, Term Loan
3.813%, 01/26/2023	3,552	3,565
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,163	3,032
DaVita HealthCare Partners, Term Loan B
3.530%, 06/24/2021	3,937	3,985
Dell, Cov Lite, Term Loan B, 1st Lien
4.040%, 09/07/2023	3,929	3,953
Dex Media, Exit Term Loan, 1st Lien
11.000%, 07/29/2021	340	345
Diebold, Dollar Term Loan B, 1st Lien
5.313%, 11/06/2023	1,443	1,465
DigitalGlobe, 1st Lien
3.531%, 12/22/2023	4,303	4,319
DJO Finance LLC, Initial Term Loan
4.250%, 06/08/2020	4,734	4,645
Dynegy, Term Loan
4.250%, 06/27/2023	962	971
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	3,860	3,880
EMI Publishing
3.527%, 08/19/2022	1,109	1,113
Endurance International, Term Loan B, 1st Lien
6.480%, 11/09/2019	5,175	5,191
Energy & Exploration Partners, 1st Lien
13.000%, 11/12/2021	376	362
5.000%, 05/13/2022	210	109
0.500%, 11/12/2021 (D)	145	(6)
Energy Transfer Equity, Term Loan B, 1st Lien
3.387%, 12/02/2019	4,685	4,691
Engility Coporation, Term Loan B-2, 1st Lien
5.750%, 08/14/2023	2,728	2,756

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Entegris, Term Loan B, 1st Lien
3.528%, 04/30/2021	$4,997	$ 5,032
Envigo Holdings, Lien 1
9.530%, 10/28/2021	1,454	1,428
Environmental Resources
5.000%, 05/14/2021	200	190
Environmental Resources, Term Loan
5.000%, 05/14/2021	235	224
Envision Healthcare, Term Loan B
3.750%, 12/01/2023	5,770	5,840
Epicor, Cov-Lite, Term Loan, 1st Lien
4.750%, 06/01/2022	3,449	3,458
Equinox Fitness Clubs, Term Loan B
5.000%, 01/31/2020	6,783	6,780
ESH Hospitality, 1st Lien
3.781%, 08/30/2023	2,993	3,013
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	4,896	4,475
Fairmount Minerals, Ltd., Term Loan B-2, 1st Lien
4.500%, 09/05/2019	3,712	3,660
First Data Corporation, Term Loan B (2016)
3.779%, 07/08/2022	466	469
First Data, Lien 1
3.779%, 03/24/2021	4,283	4,320
Flex Acquisition Company, 1st Lien
4.250%, 12/15/2023	2,900	2,920
Focus Brands, Cov-Lite, 1st Lien
5.000%, 10/03/2023	22	22
Focus Brands, Lien 1
5.000%, 10/03/2023	961	974
Fort Dearborn Company, Lien 1
5.000%, 10/06/2023	483	488
Fort Dearborn Holding Company, 1st Lien
5.000%, 10/06/2023	233	236
FTS International, Term Loan B
5.750%, 04/16/2021	2,050	1,961
Gateway Casinos, Term Loan B-1, 1st Lien
0.000%, 02/15/2023 (C)	716	720
Generac Power Systems, Term Loan B
3.596%, 05/31/2020	2,353	2,386
Genesys Telecommunications Laboratories, 1st Lien
6.250%, 11/17/2023	110	112
GNC, Term Loan, 1st Lien
3.280%, 03/04/2019	5,063	4,231
Go Daddy, Delayted Term Loan, 1st Lien
0.000%, 02/15/2024 (C)	3,055	3,062
Go Daddy, Term Loan B, 1st Lien
0.000%, 02/15/2024 (C)	2,299	2,304
Grifols, Term Loan B, 1st Lien
2.961%, 01/24/2025	4,003	4,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
GTT Communications, 1st Lien
5.000%, 12/13/2023	$1,649	$ 1,671
Gulf Finance LLC, 1st Lien
6.250%, 08/25/2023	875	888
Hanson Building, Lien 1
4.500%, 10/20/2023	1,920	1,938
Harbor Freight Tools, Cov-Lite, 1st Lien
3.778%, 08/18/2023	6,397	6,400
Harland Clarke, Cov-Lite, Term Loan B, 1st Lien
6.500%, 08/15/2022	222	223
Headwaters
4.000%, 03/24/2022	4,196	4,208
Hilton Worldwide Finance LLC, Series B-2 Term Loan,
3.278%, 10/25/2023	1,697	1,704
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.000%, 05/28/2021	2,857	2,651
HUB International, Ltd., Term Loan
4.000%, 10/02/2020	22	22
HUB International, Ltd., Term Loan B, 1st Lien
4.000%, 10/02/2020	8,351	8,414
Hyperiod Insurance Group, Ltd., Initial Term Loan
7.250%, 04/29/2022	231	232
Hyperion Insurance, Term Loan, 1st Lien
5.500%, 04/29/2022	1,425	1,427
Immucor, Term Loan B
5.000%, 08/19/2018	3,136	3,096
IMS Health
3.500%, 10/03/2021	381	382
IMS Health, Lien 1
3.554%, 10/03/2021	1,246	1,251
3.539%, 10/03/2021	1,356	1,362
Ineos Holdings Ltd, Cov-Lite, Term Loan, 1st Lien
4.250%, 03/31/2022	855	859
Ineos US Finance LLC, 2020 Dollar Term Loan
3.750%, 12/15/2020	1,468	1,469
Ineos, Term Loan B, 1st Lien
0.000%, 02/10/2024 (C)	1,543	1,552
Infinity Acquisition, 1st Lien
4.250%, 08/06/2021	4	4
Infinity Acquisition, LLC, Term Loan B, 1st Lien
4.250%, 08/06/2021	1,645	1,609
Infoblox, Lien 1
6.000%, 11/03/2023	2,086	2,110
Informatica, Term Loan B, 1st Lien
4.500%, 08/05/2022	2,307	2,292
Innocor, Cov-Lite, 1st Lien
5.750%, 02/02/2024	2,529	2,526

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (A)	$5,143	$ 5,108
ION Trading Technologies, Term Loan B, 1st Lien
0.000%, 08/11/2023	2,824	2,826
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 08/11/2023	5,856	5,860
J.C. Penney Corporation, Inc., Loan (2016),
5.304%, 06/09/2023	5,165	5,100
JBS USA, Term Loan B, 1st Lien
3.279%, 10/30/2022	3,106	3,123
Jeld-Wen, Lien 1
4.750%, 07/01/2022	6,840	6,882
Kenan Advantage, Cov-Lite, Initial Term Loan, 1st Lien
4.000%, 07/29/2022	1,307	1,309
Kenan Advantage, Delayed Draw Term Loan
1.500%, 03/03/2017 (D)	103	—
Kenan Advantage, Delayed Term Loan
1.500%, 03/03/2017	71	71
Kenan Advantage, Initial Term Loan B
4.000%, 07/29/2022	423	424
Klockner Pentaplast
4.250%, 04/28/2020	887	894
Kraton Polymers, Term Loan B (2016)
5.000%, 01/06/2022	3,630	3,677
Kronos, Term Loan B
5.000%, 10/20/2023	1,894	1,915
Landesk Software Group, 1st Lien
5.250%, 01/19/2024	1,363	1,370
Landry’s, Term Loan B (2016)
4.029%, 09/21/2023	1,150	1,162
LBM Borrower, LLC, 1st Lien
6.250%, 08/20/2022	486	487
LBM, Term Loan Lien 1
6.250%, 08/20/2022	1,156	1,159
Learfield Communications, Lien 1
4.250%, 11/17/2023	1,520	1,537
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	847	847
Level 3 Financing, Term Loan B, 1st Lien
0.000%, 02/17/2024	5,500	5,526
Life Time Fitness, Term Loan B
4.250%, 06/10/2022	4,647	4,657
Light Tower Fiber, LLC, Term Loan B
4.248%, 04/13/2020	4,862	4,897
LPL Holdings, 2021 Tranche B Term Loan
4.250%, 03/29/2021	1,689	1,696
MA Financeco., LLC, Initial Tranche B-2 Term Loan, 1st Lien
4.789%, 11/19/2021	4,233	4,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Masergy Communications, 1st Lien
5.500%, 12/14/2023	$1,272	$ 1,291
McGraw-Hill Global Education Holdings, LLC, Term B Loan,
5.000%, 05/04/2022	1,353	1,329
Mediacom Broadbank, 1st Lien
3.250%, 01/29/2021	3,040	3,058
MEG Energy, Cov-Lite, Term Loan B, 1st Lien
4.540%, 12/31/2023	2,349	2,362
MEG Energy, Term Loan
3.750%, 03/31/2020	1,595	1,604
Michaels Stores, 1st Lien
3.750%, 01/30/2023	1,766	1,761
Michaels Stores, Initial Term Loan
3.750%, 01/30/2023	1,649	1,644
Michaels Stores, Term Lona B
3.750%, 01/30/2023	1,123	1,120
Minimax Viking, 1st Lien
0.000%, 08/14/2023 (C)	3,803	3,829
Mission Broadcasting, Term Loan B
3.772%, 09/26/2023	443	450
Mohegan Tribal Gaming, Term Loan B (2016)
5.500%, 09/30/2023	5,571	5,610
Mueller Water Products, Inc., Initial Loan, 1st Lien
4.088%, 11/24/2021	44	45
4.020%, 11/24/2021	132	133
Mueller Water Products, Term Loan, 1st Lien
4.020%, 11/24/2021	399	403
Multiplan Cov-Lite, 1st Lien
5.000%, 06/07/2023	2,709	2,750
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
8.250%, 04/16/2020	3,430	3,379
NBTY, Cov-Lite, Term Loan B, 1st Lien
4.500%, 05/05/2023	3,796	3,820
NCI Building Systems, Term Loan
4.250%, 06/24/2019	990	989
Nelson Education
0.000%, 10/01/2020 *	92	4
Nelson Education, 1st Lien
12.000%, 10/01/2020	560	311
Nexstar Broadcasting, Term Loan B
3.772%, 09/26/2023	4,664	4,735
Oberthur, Cov-Lite, 1st Lien
4.701%, 12/14/2023	1,211	1,222
Oberthur, Cov-Lite, Term Loan B-2, 1st Lien
0.000%, 12/14/2023 (D)	1,962	18
On Semiconductor Term Loan
4.028%, 03/31/2023	3,407	3,437
Optiv Security, 1st Lien
4.250%, 01/13/2024	2,470	2,485

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Optiv Security, 2nd Lien
8.250%, 01/13/2025	$1,020	$ 1,032
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	671	679
Peabody Energy, Exit Term Loan, 1st Lien
0.000%, 02/08/2022	2,233	2,249
Penn National Gaming, Term Loan B, 1st Lien
3.250%, 01/12/2024	855	862
Petco, Cov-Lite, 1st Lien
4.287%, 01/26/2023	2,613	2,515
Petsmart, Term Loan B
4.000%, 03/11/2022	1,384	1,362
Pharmaceutical Prodiuct Cov-Lite
4.250%, 08/18/2022	2,937	2,951
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	3,316	3,333
Pinnacle Foods, Term Loan B, 1st Lien
0.000%, 01/30/2024 (C)	4,414	4,434
PQ, Term Loan B, 1st Lien
5.289%, 11/04/2022	903	916
Press Ganey, Term Loan
4.250%, 09/29/2023	500	501
Prestige Brands, Term Loan B-4, 1st Lien
3.531%, 01/20/2024	1,591	1,610
Quebecor Media, Term Loan B
3.539%, 08/17/2020	1,114	1,118
Radiate Holdco, Term Loan B
3.781%, 12/09/2023	2,565	2,584
Radnet Management, Restatement Effective Date Term Loan, 1st Lien
6.250%, 06/30/2023	71	72
4.750%, 06/30/2023	5,572	5,597
RBS Global (Rexnord LLC), Term B Loan Refinancing, 1st Lien
3.750%, 08/21/2023	2,973	2,989
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
3.713%, 12/09/2023	2,001	2,006
Redtop Acquisitions, Ltd., Term Loan, 1st Lien
4.500%, 12/03/2020	606	608
Reynolds Group Holdings, 1st Lien
3.781%, 02/05/2023	3,336	3,361
0.000%, 02/05/2023 (C)	1,231	1,240
Reynolds Group Holdings, 2nd Lien
0.000%, 02/05/2023 (C)	752	757
Rocket Software, Lien 1
5.250%, 10/11/2023	1,344	1,361
Rocket Software, Lien 2
10.500%, 10/11/2024	400	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Royal Adhesives & Sealants, Cov-Lite, Initial Term Loan, 1st Lien
4.500%, 06/20/2022	$5,664	$ 5,697
SAI Global, Term Loan B, 1st Lien
5.500%, 12/06/2023	1,605	1,629
Salem Communications, Term Loan B
4.500%, 03/13/2020	609	593
SBA Finance, Incremental Term Loan, 1st Lien
3.340%, 06/10/2022	5,434	5,446
Scientific Games, Cov-Lite, Term Loan B-3, 1st Lien
4.771%, 10/01/2021	2,452	2,490
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	4,803	3,598
Seaworld, Term Loan B-2
3.088%, 05/14/2020	1,987	1,979
Seminole Hard Rock Entertainment, Term Loan B
3.520%, 05/14/2020	3,167	3,181
Signode (USD) Cov-Lite, Term Loan
4.000%, 05/01/2021	2,595	2,605
Signode Industrial
4.000%, 05/01/2021	1,986	1,993
Solera, LLC, Term Loan B, 1st Lien
5.750%, 03/03/2023	1,008	1,013
Sophia, 1st Lien
4.250%, 09/30/2022	507	508
Sprint Communication, 1st Lien
3.313%, 01/31/2024	4,140	4,146
SS&C Technologies, Term Loan B-1
4.031%, 07/08/2022	12	12
4.000%, 07/08/2022	3,052	3,066
SS&C Technologies, Term Loan, 1st Lien
4.031%, 07/08/2022	210	211
Station Casinos, 1st Lien
3.280%, 06/08/2023	2,761	2,773
Sterigenics-Nordion, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/16/2022	2,203	2,202
Surgical Care Affiliates, Lien 1
3.750%, 03/17/2022	3,919	3,924
Synchronoss Technologies, Cov-Lite, 1st Lien
4.082%, 01/12/2024	2,495	2,501
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,649	4,073
Syniverse Holdings
4.039%, 04/23/2019	1,720	1,567
Syniverse Holdings, 1st Lien
4.000%, 04/23/2019	696	629
Team Health, 1st Lien
3.750%, 01/12/2024	4,328	4,314

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Telenet International Finance, Lien 1
3.770%, 01/31/2025	$3,050	$ 3,077
Terex, Cov-Lite, 1st Lien
3.539%, 01/27/2024	3,945	3,962
Townsquare Media, Term Loan
4.250%, 04/01/2022	2,121	2,132
Trans Union LLC, Replacement Term Loan
3.281%, 04/09/2021	6,327	6,393
Transdigm Inc., Tranche D Term Loan, 1st Lien
3.998%, 05/21/2021	67	68
TransDigm, Term Loan C, 1st Lien
3.750%, 02/28/2020	3,443	3,456
TransDigm, Term Loan D, 1st Lien
3.998%, 06/04/2021	930	934
Tribune Media, Term Loan, 1st Lien
5.750%, 12/27/2020	2,671	2,671
Tricobraun
4.750%, 11/29/2023	1,483	1,497
Tricorbraun, Delayed Draw
0.000%, 11/29/2017 (D)	148	2
Tronox, Term Loan B
4.500%, 03/19/2020	963	970
TXU/Tech, 1st Lien
3.500%, 08/04/2023	4,636	4,657
UFC Holdings LLC, 1st Lien
4.250%, 08/18/2023	1,542	1,552
Univar, Term Loan, 1st Lien
4.250%, 07/01/2022	4,374	4,386
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020 (A)	1,541	1,545
Univision Communications, Term Loan, 1st Lien
4.000%, 03/01/2020	4,822	4,839
UPC Financing, Term Loan 4, 1st Lien
3.520%, 04/15/2025	6,951	6,974
US Renal Care, Cov-Lite, 1st Lien
5.250%, 12/30/2022	6,073	5,587
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser C-2
5.250%, 12/11/2019	1,226	1,231
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser D-2
5.030%, 02/13/2019	122	123
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser E-1
5.272%, 08/05/2020	1,532	1,541
Valeant, Term Loan B
5.530%, 04/01/2022	643	647
Vertafore, Term Loan B, 1st Lien
4.750%, 06/30/2023	3,192	3,218
Virgin Media Investment Holdings, 1st Lien
3.520%, 01/31/2025	3,124	3,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Vistra Operations Company LLC, 2016 Incremental Term Loan
4.022%, 12/13/2023	$2,457	$ 2,471
Waste Industries USA, Inc., Term B Loan, 1st Lien
3.520%, 02/27/2020	2,800	2,813
WaveDivision Holdings, Term Loan, 2nd Lien
4.000%, 10/15/2019	10	10
WaveDivision Holdings, Term Loan, Tranche 1
4.000%, 10/15/2019	3,885	3,899
Weight Watchers International, Term Loan B2, 1st Lien
4.030%, 04/02/2020	339	297
Weight Watchers International, Term Loan, Tranche B-2
4.250%, 04/02/2020	975	855
Western Digital, Term Loan B (2016)
4.526%, 04/29/2023	983	988
WideOpenWest Finance LLC, Term Loan B
4.500%, 08/18/2023	5,793	5,831
Wilsonart International Holdings LLC, Term Loan, 1st Lien
4.000%, 10/31/2019	6,348	6,392
WMG, Term Loan B, 1st Lien
3.750%, 10/20/2023	4,162	4,173
XPO Logistics
4.302%, 11/01/2021	2,497	2,517
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	4,009	3,901
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	433	422
Zayo Group, 1st Lien
3.500%, 01/12/2024	1,883	1,901
Zayo Group, Cov-Lite, Term Loan B-3, 1st Lien
3.500%, 01/12/2024	907	915
Zekelman Industries, 1st Lien
6.000%, 06/14/2021	1,277	1,288

Total Loan Participations (Cost $619,634) ($ Thousands)		618,728

ASSET-BACKED SECURITIES — 26.1%

Automotive — 3.3%

AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl D
2.420%, 05/08/2019	5,630	5,655
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,061	1,067

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	$354	$ 354
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl A3
1.150%, 06/10/2019	599	598
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	508	507
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/2019	143	143
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2B
1.525%, 04/08/2019 (A)	997	998
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	2,276	2,278
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.525%, 06/10/2019 (A)	1,305	1,307
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/2019	2,723	2,723
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	140	140
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	495	495
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	8	8
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	900	901
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	750	750
CarMax Auto Owner Trust, Ser 2013-2, Cl A4
0.840%, 11/15/2018	585	584
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 07/15/2019	980	979
CarMax Auto Owner Trust, Ser 2014-3, Cl A3
1.160%, 06/17/2019	2,766	2,764
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	297	297
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	850	850
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 11/15/2019	3,000	2,993
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.768%, 06/15/2028 (A)(B)	1,000	1,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding LLC, Ser 2015-1A, Cl A
1.276%, 02/07/2027 (A)(B)	$937	$ 937
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (B)	73	73
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (B)	915	912
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A3
1.510%, 03/20/2019 (B)	115	115
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	380	379
First Investors Auto Owner Trust, Ser 2014-1A, Cl A3
1.490%, 01/15/2020 (B)	225	225
First Investors Auto Owner Trust, Ser 2016-2A, Cl A2
1.870%, 11/15/2021 (B)	1,000	993
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (B)	235	235
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	404	403
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	465	464
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (B)	275	273
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 09/20/2018	921	921
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	670	670
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A2A
1.180%, 04/20/2018	330	330
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A2A
1.170%, 06/20/2018	514	513
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	325	325
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A2B
1.139%, 02/20/2019 (A)	1,000	1,000
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.313%, 12/10/2027 (A)(B)	215	215
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
1.163%, 04/10/2028 (A)(B)	477	477

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A4
1.040%, 02/21/2020	$1,347	$ 1,346
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A4
1.310%, 10/15/2020	3,502	3,501
Huntington Auto Trust, Ser 2015-1, Cl A3
1.240%, 09/16/2019	709	709
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	600	600
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (B)	265	265
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (B)	700	700
Hyundai Auto Receivables Trust, Ser 2015-A, Cl A3
1.050%, 04/15/2019	2,368	2,366
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	755	755
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A2
1.150%, 01/15/2019	1,000	999
Nissan Auto Lease Trust, Ser 2015-B, Cl A3
1.540%, 04/16/2018	1,700	1,702
Nissan Auto Lease Trust, Ser 2016-B, Cl A2B
1.048%, 12/17/2018 (A)	1,000	1,001
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (B)	277	277
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl D
2.270%, 01/15/2019	3,900	3,912
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl C
2.600%, 11/16/2020	1,220	1,228
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	510	510
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl A2B
1.548%, 07/15/2019 (A)	1,480	1,480
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	115	115
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (B)	380	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	$3,317	$ 3,314
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	130	130
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A4
1.160%, 03/20/2020	525	525
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	46	46
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	65	65
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	235	235
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	545	545
Wheels SPV 2 LLC, Ser 2014-1A, Cl A3
1.460%, 03/20/2023 (B)	950	949
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (B)	2,961	2,955
Wheels SPV 2 LLC, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (B)	2,500	2,493
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	299	299
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 07/15/2019	322	322
World Omni Auto Receivables Trust, Ser 2016-B, Cl A2
1.100%, 01/15/2020	540	539
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A4
1.370%, 01/15/2020	1,207	1,208

		72,327

Credit Cards — 4.0%

American Express Credit Account Master Trust, Ser 2013-1, Cl A
1.190%, 02/16/2021 (A)	310	311
American Express Credit Account Master Trust, Ser 2014-1, Cl A
1.140%, 12/15/2021 (A)	5,000	5,019
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	8,479	8,482
BA Credit Card Trust, Ser 2014-A1, Cl A
1.150%, 06/15/2021 (A)	4,000	4,015

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust, Ser 2015-A1, Cl A
1.100%, 06/15/2020 (A)	$5,000	$ 5,007
Cabela’s Credit Card Master Note Trust, Ser 2012-2A, Cl A2
1.250%, 06/15/2020 (A)(B)	3,500	3,502
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.420%, 08/16/2021 (A)(B)	750	754
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
1.120%, 03/16/2020 (A)	2,670	2,670
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
1.220%, 07/15/2022 (A)	5,250	5,263
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	638
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
1.620%, 06/15/2022 (A)	2,000	2,026
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
1.130%, 06/15/2022	4,000	4,011
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	3,000	3,004
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.220%, 02/15/2022 (A)	1,100	1,107
CARDS II Trust, Ser 2016-1A, Cl A
1.468%, 07/15/2021 (A)(B)	415	417
Chase Issuance Trust, Ser 2007-A12, Cl A12
0.820%, 08/15/2019 (A)	3,500	3,499
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	11,100	11,100
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	850	840
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	2,278	2,273
Citibank Credit Card Issuance Trust, Ser 2008- A2, Cl A2
1.929%, 01/23/2020 (A)	5,000	5,047
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
1.059%, 05/26/2020 (A)	6,915	6,928
Discover Card Execution Note Trust, Ser 2013- A1, Cl A1
1.070%, 08/17/2020 (A)	680	681
Discover Card Execution Note Trust, Ser 2014- A1, Cl A1
1.200%, 07/15/2021 (A)	5,000	5,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Evergreen Credit Card Trust Series, Ser 2016-1, Cl A
1.490%, 04/15/2020 (A)(B)	$1,800	$ 1,809
Golden Credit Card Trust, Ser 2014-2A, Cl A
1.217%, 03/15/2021 (A)(B)	1,000	1,002
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	1,002
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,100	1,100
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.493%, 05/26/2021 (A)(B)	950	954
World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/2021	985	985

		88,467

Mortgage Related Securities — 3.0%

ABFC Trust, Ser 2005-OPT1, Cl M1
1.231%, 07/25/2035 (A)	3,350	3,282
ABFC Trust, Ser 2005-WF1, Cl A2C
1.391%, 12/25/2034 (A)	1,253	1,253
ABFC Trust, Ser 2005-WF1, Cl M1
1.318%, 11/25/2034 (A)	3,880	3,766
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M1
1.171%, 07/25/2035 (A)	254	254
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
1.211%, 07/25/2035 (A)	3,000	2,953
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
1.048%, 09/25/2036 (A)	1,230	849
Aegis Asset Backed Securities Trust Mortgage Pass- Through Certificates, Ser 2004-3, Cl M1
1.678%, 09/25/2034 (A)	2,978	2,908
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
1.241%, 08/25/2035 (A)	2,396	2,374
Asset Backed Securities Home Equity Loan Trust, Ser 2004-HE1, Cl M1
1.820%, 01/15/2034 (A)	2,365	2,300
Bear Stearns Second Lien Trust, Ser 2007- SV1A, Cl A2
1.411%, 12/25/2036 (A)(B)	823	810
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
0.871%, 05/25/2037 (A)	196	193

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (A)	$1,814	$ 1,810
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-SC1, Cl A
1.041%, 05/25/2036 (A)(B)	224	223
GMACM Home Equity Loan Trust, Ser 2007-HE1, Cl A5
5.705%, 08/25/2037 (A)	2,694	2,756
Home Equity Asset Trust, Ser 2005-7, Cl M1
1.221%, 01/25/2036 (A)	4,660	4,509
Home Equity Asset Trust, Ser 2005-8, Cl M1
1.201%, 02/25/2036 (A)	3,300	3,236
Home Equity Asset Trust, Ser 2006-3, Cl M1
1.161%, 07/25/2036 (A)	4,060	3,478
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M3
1.558%, 06/25/2035 (A)	86	87
Master Asset Backed Securities Trust, Ser 2005-NC2, Cl A3
1.278%, 11/25/2035 (A)	5,173	3,507
Master Asset Backed Securities Trust, Ser 2005-WF1, Cl M2
1.201%, 06/25/2035 (A)	6,100	6,021
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
1.141%, 08/25/2036 (A)	2,460	2,381
Morgan Stanley ABS Capital I Trust, Ser 2004- HE7, Cl M1
1.671%, 08/25/2034 (A)	2,949	2,818
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
1.638%, 08/25/2032 (A)(B)	3,234	3,198
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
1.281%, 09/25/2035 (A)	5,000	4,763
RASC Trust, Ser 2005-EMX3, Cl M3
1.461%, 09/25/2035 (A)	3,000	2,930
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
1.151%, 01/25/2037 (A)(B)	2,454	2,370
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
1.008%, 04/25/2037 (A)(B)	2,124	2,094

		67,123

Other Asset-Backed Securities — 15.8%

1776 CLO, Ser 2006-1A, Cl B
1.333%, 05/08/2020 (A)(B)	4,500	4,475
ABFC Trust, Ser 2004-OPT5, Cl M1
1.896%, 03/25/2034 (A)	132	110
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.436%, 01/25/2035 (A)	96	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
1.031%, 09/25/2036 (A)	$8,100	$ 7,435
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.871%, 09/25/2034 (A)	123	123
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.491%, 10/25/2034 (A)	300	297
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
1.221%, 10/25/2035 (A)	2,914	2,768
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,100	1,101
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,100	1,100
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,001
Alterna Funding I LLC, Ser 2014-1A
1.639%, 02/15/2021 (B)	475	465
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R11, Cl A1
1.361%, 11/25/2034 (A)	228	227
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
1.468%, 04/25/2034 (A)	2,397	2,372
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
1.221%, 01/25/2036 (A)	3,310	3,224
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
1.271%, 09/25/2035 (A)	2,125	2,056
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	185	188
AMMC CLO XII, Ser 2013-12A, Cl C
3.682%, 05/10/2025 (A)(B)	1,500	1,503
AMMC CLO XII, Ser 2013-12A, Cl E
6.034%, 05/10/2025 (A)(B)	1,500	1,489
Apidos CLO XII, Ser 2013-12A, Cl A
1.980%, 04/15/2025 (A)(B)	500	499
Apidos CLO XVII, Ser 2016-17A, Cl A1R
2.333%, 04/17/2026 (A)(B)	1,000	1,001
Argent Securities, Ser 2006-W2, Cl A2B
0.961%, 03/25/2036 (A)	1,298	693

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ARL First LLC, Ser 2012-1A, Cl A1
2.518%, 12/15/2042 (A)(B)	$1,664	$ 1,617
Atlas Senior Loan Fund IV, Ser 2014-2A, Cl A1L
2.539%, 02/17/2026 (A)(B)	3,000	3,004
Atrium X, Ser 2013-10A, Cl B2
2.930%, 07/16/2025 (B)	2,500	2,446
Battalion CLO, Ser 2007-1A, Cl C
1.681%, 07/14/2022 (A)(B)	2,500	2,472
Battalion CLO, Ser 2007-1A, Cl D
3.031%, 07/14/2022 (A)(B)	1,500	1,501
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
1.181%, 12/25/2035 (A)	1,747	1,729
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/2041 (B)	1,831	1,802
Bluemountain CLO, Ser 2016-4A, Cl A1R
2.404%, 11/30/2026 (A)(B)	3,500	3,501
Canaras Summit CLO, Ser 2007-1A, Cl D
3.243%, 06/19/2021 (A)(B)	1,000	1,000
Canaras Summit CLO, Ser 2007-1A, Cl E
5.207%, 06/19/2021 (A)(B)	1,500	1,484
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl AR
2.323%, 04/17/2025 (A)(B)	650	650
Cavalry CLO II, Ser 2013-2A, Cl A
2.373%, 01/17/2024 (A)(B)	4,200	4,207
Cent CDO, Ser 2007-15A, Cl A2B
1.293%, 03/11/2021 (A)(B)	3,415	3,287
Cent CDO, Ser 2007-15A, Cl C
3.203%, 03/11/2021 (A)(B)	1,500	1,464
Cent CDO, Ser 2007-15A, Cl D
5.103%, 03/11/2021 (A)(B)	1,000	973
Cent CLO, Ser 2014-20A, Cl A
2.362%, 01/25/2026 (A)(B)	1,250	1,250
Cent CLO, Ser 2016-22A, Cl A1R
2.444%, 11/07/2026 (A)(B)	3,100	3,102
CIFC Funding, Ser 2013-1A, Cl A1
2.030%, 04/16/2025 (A)(B)	265	265
CIFC Funding, Ser 2013-2A, Cl A3L
3.674%, 04/21/2025 (A)(B)	2,000	2,008
CIFC Funding, Ser 2016-3A, Cl A2R
2.632%, 01/29/2025 (A)(B)	745	745
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M4
1.358%, 07/25/2035 (A)	3,670	3,624
Citigroup Mortgage Loan Trust, Ser 2007- WFH2, Cl A4
1.121%, 03/25/2037 (A)	3,000	2,953
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	257	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2016-C, Cl A2
1.260%, 02/18/2020	$605	$ 603
COA Summit CLO, Ser 2014-1A, Cl B
3.681%, 04/20/2023 (A)(B)	1,500	1,499
Conseco Financial, Ser 1995-6, Cl B1
7.700%, 09/15/2026	1,019	1,063
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028	147	147
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	80	82
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	26	27
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	57	57
Conseco Financial, Ser 1997-8, Cl A
6.780%, 10/15/2027	1,674	1,740
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
1.231%, 09/25/2034 (A)	17	17
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
0.938%, 09/25/2046 (A)	3,699	3,473
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
0.910%, 01/15/2037 (A)	3,315	3,032
Dryden 30 Senior Loan Fund, Ser 2013-30A, Cl A
2.289%, 11/15/2025 (A)(B)	5,000	5,004
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
2.380%, 04/15/2027 (A)(B)	4,360	4,383
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl A
2.380%, 01/15/2028 (A)(B)	3,000	3,025
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.232%, 04/18/2026 (A)(B)	1,215	1,215
Eastland CLO, Ser 2007-1A, Cl A3
1.286%, 05/01/2022 (A)(B)	5,000	4,834
Eaton Vance CDO VIII, Ser 2006-8A, Cl C
2.464%, 08/15/2022 (A)(B)	4,500	4,500
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.506%, 10/25/2035 (A)	539	537
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
1.536%, 10/25/2035 (A)	2,600	2,498
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
1.211%, 01/25/2036 (A)	3,444	3,377
FFMLT Trust, Ser 2005-FF8, Cl M1
1.261%, 09/25/2035 (A)	3,094	3,043

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Figueroa CLO, Ser 2013-1A, Cl C
4.702%, 03/21/2024 (A)(B)	$2,000	$ 1,936
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
1.596%, 01/25/2035 (A)	3,378	3,338
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
1.671%, 04/25/2035 (A)	2,188	2,152
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
1.011%, 01/25/2036 (A)	176	175
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl M1
1.021%, 06/25/2036 (A)	8,537	291
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
1.011%, 09/25/2026 (A)	224	120
First Franklin Mortgage Loan Trust, Ser 2006-FFB, Cl A2
1.031%, 12/25/2026 (A)	66	47
Flatiron CLO, Ser 2011-1A, Cl D
4.623%, 01/15/2023 (A)(B)	3,000	3,001
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	600	600
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.298%, 07/15/2020 (A)	580	582
Franklin CLO VI, Ser 2007-6A, Cl A
1.117%, 08/09/2019 (A)(B)	1,465	1,459
Gale Force CLO, Ser 2007-3A, Cl A1
1.118%, 04/19/2021 (A)(B)	29	29
Gleneagles CLO, Ser 2005-1A, Cl D
2.786%, 11/01/2017 (A)(B)	370	366
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	1,583	1,553
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	590	579
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.268%, 05/15/2020 (A)(B)	575	576
Grayson CLO, Ser 2006-1A, Cl B
1.734%, 11/01/2021 (A)(B)	1,000	964
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	457	457
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	1,474	1,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2005-HE6, Cl M1
1.211%, 11/25/2035 (A)	$248	$ 244
GSAMP Trust, Ser 2005-SEA2, Cl M1
1.291%, 01/25/2045 (A)(B)	1,980	1,941
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.941%, 01/25/2037 (A)	3,802	3,216
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	2,179	2,136
Home Equity Mortgage Loan Asset-Backed Trust, Ser 2005-C, Cl AII3
1.141%, 10/25/2035 (A)	1,332	1,315
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,184	3,909
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.929%, 07/20/2036 (A)	1,862	1,853
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
1.061%, 11/25/2035 (A)	704	692
ING Investment Management CLO, Ser 2007-4A, Cl C
3.241%, 06/14/2022 (A)(B)	1,000	1,000
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
5.770%, 09/25/2035 (B)	3,038	3,092
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (B)	220	219
KVK CLO, Ser 2012-1A, Cl A
2.250%, 07/15/2023 (A)(B)	502	502
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	779	791
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	107	109
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	178	184
Limerock CLO II, Ser 2017-2A, Cl AR
2.310%, 04/18/2026 (A)(B)	1,000	1,002
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.302%, 07/25/2026 (A)(B)	940	941
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	451	450
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.931%, 11/25/2036 (A)	720	473
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.871%, 10/25/2036 (A)	2,946	1,853

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Michigan Finance Authority, Ser 2015-1, Cl A1
1.526%, 04/29/2030 (A)	$4,296	$ 4,254
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,088	1,170
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	507	506
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-HE6, Cl A2C
1.091%, 11/25/2035 (A)	35	35
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-NC2, Cl M2
1.401%, 03/25/2035 (A)	1,188	1,186
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-WMC2, Cl M2
1.416%, 02/25/2035 (A)	1,434	1,433
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
0.871%, 10/25/2036 (A)	2,722	1,508
Morgan Stanley Capital I Trust, Ser 2003-NC4, Cl M2
3.771%, 04/25/2033 (A)	15	15
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
2.196%, 02/25/2033 (A)	35	34
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	3,281	3,236
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	5,305	5,257
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	69	69
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	101	101
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	172	174
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (B)	101	101
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
1.051%, 09/25/2036 (A)	4,934	4,794
Navient Student Loan Trust, Ser 2014-1, Cl A2
1.081%, 03/27/2023 (A)	2,279	2,277
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.258%, 03/25/2066 (A)(B)	436	437
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
1.021%, 12/25/2035 (A)	3,146	3,118
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (B)	750	743

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
1.161%, 03/25/2036 (A)	$5,593	$ 4,762
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.959%, 06/02/2025 (A)(B)	3,553	3,556
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	188	187
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (B)	154	155
OCP CLO, Ser 2015-8A, Cl A1
2.553%, 04/17/2027 (A)(B)	650	654
Octagon Investment Partners XI, Ser 2007-1A, Cl C
2.930%, 08/25/2021 (A)(B)	3,000	2,914
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
2.000%, 07/17/2025 (A)(B)	300	300
Octagon Investment Partners XX, Ser 2014-1A, Cl A
2.342%, 08/12/2026 (A)(B)	3,230	3,232
OFSI Fund VI, Ser 2014-6A, Cl A1
2.053%, 03/20/2025 (A)(B)	7,000	6,938
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.001%, 04/20/2025 (A)(B)	3,200	3,202
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-5, Cl A3
0.981%, 12/25/2035 (A)	465	463
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.271%, 02/25/2035 (A)	135	135
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.871%, 02/25/2037 (A)	517	311
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	520	541
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	59	60
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WHQ2, Cl M2
1.716%, 02/25/2035 (A)	1,851	1,854
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M4
1.851%, 03/25/2035 (A)	2,300	2,255
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
1.896%, 03/25/2035 (A)	4,242	3,939

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1
1.401%, 05/25/2035 (A)	$229	$ 229
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
0.931%, 11/25/2046 (A)	1,823	1,797
RAAC Trust, Ser 2005-SP3, Cl M1
1.308%, 12/25/2035 (A)	3,000	2,904
Race Point VI CLO, Ser 2014-6RA, Cl BR
3.080%, 05/24/2023 (A)(B)	725	726
RAMP Trust, Ser 2004-RS6, Cl MII1
1.708%, 06/25/2034 (A)	1,591	1,563
RASC Trust, Ser 2005-KS12, Cl A3
1.091%, 01/25/2036 (A)	315	314
SACO I Trust, Ser 2005-GP1, Cl A1
0.936%, 08/28/2030 (A)	1,430	1,380
SACO I, Ser 2005-9, Cl A1
1.271%, 12/25/2035 (A)	600	576
SACO I, Ser 2005-WM3, Cl A1
1.291%, 09/25/2035 (A)	496	477
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.899%, 12/25/2033	107	108
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.928%, 09/25/2036 (A)	2,975	2,893
Saxon Asset Securities Trust, Ser 2007-2, Cl A2A
0.871%, 05/25/2047 (A)	789	564
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.921%, 09/25/2036 (A)	3,887	2,013
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.901%, 05/25/2037 (A)	971	756
Sheridan Square CLO, Ser 2013-1A, Cl B1
2.923%, 04/15/2025 (A)(B)	1,600	1,604
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	662	661
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	1,052	1,044
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	730	729
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	592	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	$1,692	$ 1,686
SLM Student Loan Trust, Ser 2004-1, Cl A3
1.092%, 04/25/2023 (A)	546	545
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.052%, 07/25/2023 (A)	399	398
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.128%, 10/25/2024 (A)	842	839
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, 01/25/2027 (A)	513	508
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.738%, 07/25/2023 (A)	1,169	1,198
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.298%, 03/25/2026 (A)	536	538
SLM Student Loan Trust, Ser 2013-3, Cl A2
1.071%, 05/26/2020 (A)	2,218	2,217
SLM Student Loan Trust, Ser 2013-6, Cl A2
1.271%, 02/25/2021 (A)	1,220	1,221
SLM Student Loan Trust, Ser 2014-1, Cl A2
1.151%, 07/26/2021 (A)	905	904
Sofi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	265	266
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.477%, 03/26/2040 (A)(B)	515	515
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
1.241%, 03/25/2036 (A)	3,458	3,129
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
1.416%, 03/25/2036 (A)	638	635
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (B)	830	828
Stone Tower CLO VI, Ser 2007-6A, Cl C
2.230%, 04/17/2021 (A)(B)	1,500	1,487
Stoney Lane Funding I, Ser 2007-1A, Cl A1
1.120%, 04/18/2022 (A)(B)	404	402
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
1.721%, 10/25/2033 (A)	3,755	3,632
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
1.718%, 09/25/2034 (A)	1,972	1,884
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.951%, 04/25/2036 (A)	1,599	1,454
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
1.491%, 07/25/2035 (A)	1,500	1,485

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
1.001%, 07/25/2036 (A)(B)	$136	$ 136
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
1.081%, 09/25/2036 (A)	1,820	1,745
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.901%, 02/25/2037 (A)	4,768	4,506
Symphony CLO III, Ser 2007-3A, Cl C
1.566%, 05/15/2019 (A)(B)	2,500	2,490
Symphony CLO V, Ser 2007-5A, Cl A1
1.630%, 01/15/2024 (A)(B)	1,288	1,281
Telos CLO, Ser 2007-2A, Cl D
3.080%, 04/15/2022 (A)(B)	3,000	2,841
Towd Point Mortgage Trust, Ser 2016-5, Cl A1
2.500%, 10/25/2056 (A)(B)	3,863	3,835
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	5,100	5,105
Tralee CDO, Ser 2007-1A, Cl B
1.580%, 04/16/2022 (A)(B)	4,800	4,649
Trimaran CLO VII, Ser 2007-1A, Cl A2L
1.220%, 06/15/2021 (A)(B)	5,500	5,487
Utah State Board of Regents, Ser 2016-1, Cl A
1.521%, 09/25/2056 (A)	556	557
Venture VIII CDO, Ser 2007-8A, Cl B
1.302%, 07/22/2021 (A)(B)	5,000	4,829
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	6,000	5,951
Verizon Owner Trust, Ser 2016-2A, Cl B
2.150%, 05/20/2021 (B)	3,000	2,974
Vibrant Clo III, Ser 2016-3A, Cl A1R
2.510%, 04/20/2026 (A)(B)	635	637
Voya CLO, Ser 2013-1A, Cl A1
2.020%, 04/15/2024 (A)(B)	3,555	3,552
Voya CLO, Ser 2013-1A, Cl C
4.523%, 04/15/2024 (A)(B)	2,000	1,993
Voya CLO, Ser 2013-2A, Cl C
4.538%, 04/25/2025 (A)(B)	1,000	993
Voya CLO, Ser 2013-3A, Cl A1
2.474%, 01/18/2026	2,000	2,014
Voya CLO, Ser 2014-3A, Cl A1
2.458%, 07/25/2026 (A)(B)	7,435	7,441
Voya CLO, Ser 2014-4A, Cl A1
2.523%, 10/14/2026 (A)(B)	2,700	2,703
Wendys Funding LLC, Ser 2015-1A, Cl A2I
3.371%, 06/15/2045 (B)	3,209	3,216
Westgate Resorts LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	1,360	1,357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (B)	$447	$ 442

		350,809

Total Asset-Backed Securities (Cost $573,016) ($ Thousands)		578,726

CORPORATE OBLIGATIONS — 8.4%

Consumer Discretionary — 0.9%
AutoZone
1.625%, 04/21/2019	90	89
Daimler Finance North America LLC (B)
1.650%, 05/18/2018	300	300
1.500%, 07/05/2019	625	618
1.354%, 03/02/2018 (A)	1,000	1,001
Ford Motor Credit LLC
1.949%, 01/09/2018 (A)	750	753
1.897%, 08/12/2019	500	495
1.783%, 03/12/2019 (A)	500	503
1.724%, 12/06/2017	500	500
General Motors Financial
2.400%, 04/10/2018	1,000	1,007
NBCUniversal Enterprise
1.707%, 04/15/2018 (A)(B)	400	403
Nissan Motor Acceptance MTN (B)
1.912%, 01/13/2022 (A)	800	805
1.500%, 03/02/2018	550	549
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,023	1,049
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,600	2,675
Sirius XM Radio (B)
5.375%, 04/15/2025	385	393
5.375%, 07/15/2026	1,665	1,694
4.625%, 05/15/2023	800	818
Time Warner Cable
5.850%, 05/01/2017	350	353
Toyota Motor Credit MTN
1.464%, 10/18/2019 (A)	1,000	1,004
Tribune Media
5.875%, 07/15/2022	2,400	2,451
Volkswagen Group of America Finance LLC (B)
1.520%, 05/22/2018 (A)	500	499
1.250%, 05/23/2017	500	500

		18,459

Consumer Staples — 0.5%
Anheuser-Busch InBev Finance
2.294%, 02/01/2021 (A)	450	463
1.900%, 02/01/2019	360	361
Anheuser-Busch InBev Worldwide
1.724%, 08/01/2018 (A)	600	604

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAT International Finance (B)
2.125%, 06/07/2017	$1,000	$ 1,001
1.473%, 06/15/2018 (A)	800	801
Baxalta
1.776%, 06/22/2018 (A)	850	851
Bayer US Finance LLC
1.285%, 10/06/2017 (A)(B)	700	699
Catholic Health Initiatives
1.600%, 11/01/2017	550	550
CVS Health
1.900%, 07/20/2018	500	502
JM Smucker
1.750%, 03/15/2018	265	266
Kroger
2.000%, 01/15/2019	245	246
Kroger MTN
1.500%, 09/30/2019	470	464
Molson Coors Brewing
1.450%, 07/15/2019	190	188
Mondelez International
1.554%, 02/01/2019 (A)	1,000	1,003
Philip Morris International
1.472%, 02/21/2020 (A)	1,050	1,055
Reynolds American
2.300%, 06/12/2018	890	896
Skandinaviska Enskilda Banken
1.527%, 09/13/2019 (A)(B)	475	476
Walgreens Boots Alliance
1.750%, 05/30/2018	600	601

		11,027

Energy — 1.0%
Anadarko Petroleum
8.700%, 03/15/2019	500	566
6.950%, 06/15/2019	311	344
Atwood Oceanics
6.500%, 02/01/2020	1,700	1,534
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	5,100	5,189
BP Capital Markets (A)
1.627%, 09/26/2018	850	855
1.544%, 05/10/2018	400	401
1.459%, 02/13/2018	600	602
Canadian Natural Resources
5.700%, 05/15/2017	150	151
ConocoPhillips
1.500%, 05/15/2018	525	524
Enbridge
1.384%, 06/02/2017 (A)	900	900
Energy Transfer Partners
2.500%, 06/15/2018	525	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genesis Energy
6.750%, 08/01/2022	$2,654	$ 2,767
6.000%, 05/15/2023	795	805
Gibson Energy
6.750%, 07/15/2021 (B)	599	622
Kinder Morgan
2.000%, 12/01/2017	345	346
Noble Energy
8.250%, 03/01/2019	325	363
Schlumberger Holdings
1.900%, 12/21/2017 (B)	800	803
Shell International Finance
1.375%, 05/10/2019	600	596
Suncor Energy
6.100%, 06/01/2018	475	501
Targa Resources Partners
6.750%, 03/15/2024	1,300	1,420
Total Capital International
1.604%, 08/10/2018 (A)	400	402
TransCanada PipeLines
1.808%, 01/12/2018 (A)	1,100	1,106

		21,326

Financials — 3.1%
ABN AMRO Bank
1.664%, 01/18/2019 (A)(B)	1,100	1,103
American Honda Finance MTN
1.500%, 03/13/2018	600	601
Australia & New Zealand Banking Group
1.599%, 05/15/2018 (A)	250	251
Bank of America MTN (A)
2.221%, 10/21/2022	625	636
2.190%, 01/20/2023	550	558
Bank of America (A)
2.063%, 01/15/2019	700	708
1.392%, 06/05/2017	500	501
Bank of Montreal MTN (A)
1.609%, 04/09/2018	350	351
1.553%, 12/12/2019	1,300	1,303
Bank of New York Mellon MTN
1.386%, 03/06/2018 (A)	325	326
Bank of Nova Scotia
1.650%, 06/14/2019	500	498
Bank of Tokyo-Mitsubishi UFJ (A)(B)
1.492%, 03/05/2018	900	901
1.261%, 09/08/2017	500	500
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	592
BB&T MTN
1.567%, 06/15/2020 (A)	650	651
Berkshire Hathaway
1.150%, 08/15/2018	550	547

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Branch Banking & Trust
1.450%, 05/10/2019	$425	$ 422
1.350%, 10/01/2017	450	450
Capital One (A)
2.189%, 01/30/2023	850	852
1.722%, 09/13/2019	2,000	2,008
1.714%, 02/05/2018	750	752
Citigroup
2.150%, 07/30/2018	500	503
1.779%, 04/08/2019 (A)	650	652
1.727%, 04/27/2018 (A)	450	452
Citizens Bank MTN
1.600%, 12/04/2017	1,000	1,001
Citizens Bank
1.604%, 03/02/2020 (A)	500	501
Commonwealth Bank of Australia MTN
1.353%, 03/12/2018 (A)(B)	850	851
Cooperatieve Rabobank UA
1.840%, 01/10/2022 (A)	1,000	1,005
Credit Agricole MTN
1.923%, 06/10/2020 (A)(B)	1,000	1,004
Credit Suisse NY
1.700%, 04/27/2018	850	850
Danske Bank MTN
1.574%, 03/02/2020 (A)(B)	500	500
Danske Bank
1.526%, 09/06/2019 (A)(B)	600	600
Deutsche Bank
1.714%, 02/13/2018 (A)	650	649
Fifth Third Bank
1.625%, 09/27/2019	3,000	2,968
1.587%, 09/27/2019 (A)	1,250	1,250
General Electric MTN
1.708%, 04/02/2018 (A)	275	277
Goldman Sachs Group (A)
2.209%, 11/15/2021	930	940
2.142%, 04/26/2022	750	757
Hartford Financial Services Group
5.375%, 03/15/2017	1,000	1,002
HSBC Bank
1.679%, 05/15/2018 (A)(B)	200	201
HSBC USA
1.877%, 09/24/2018 (A)	300	301
Huntington National Bank
1.700%, 02/26/2018	800	801
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	600
Hyundai Capital America MTN (B)
2.000%, 03/19/2018	375	375
2.000%, 07/01/2019	400	397
ING Bank (B)
1.688%, 10/01/2019 (A)	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 08/15/2019	$300	$ 296
Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	600	602
JPMorgan Chase (A)
1.996%, 01/23/2020	500	507
1.938%, 01/25/2018	200	201
1.669%, 01/28/2019	700	704
KeyBank
2.350%, 03/08/2019	1,000	1,009
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	701
Metropolitan Life Global Funding I (B)
1.500%, 01/10/2018	260	260
1.423%, 12/19/2018 (A)	1,100	1,105
1.299%, 09/14/2018 (A)	500	501
Mizuho Bank
1.637%, 03/26/2018 (A)(B)	800	802
Morgan Stanley MTN
5.950%, 12/28/2017	245	254
Morgan Stanley (A)
2.210%, 01/20/2022	625	631
1.893%, 01/24/2019	650	655
MSCI (B)
5.750%, 08/15/2025	1,117	1,190
5.250%, 11/15/2024	955	1,005
Nordea Bank MTN
1.618%, 09/30/2019 (A)(B)	1,000	1,002
PNC Bank MTN
1.850%, 07/20/2018	500	501
1.351%, 06/01/2018 (A)	850	853
PNC Bank
1.351%, 12/07/2018 (A)	900	903
Principal Life Global Funding II
1.500%, 04/18/2019 (B)	650	643
Protective Life Global Funding
1.722%, 04/15/2019 (B)	515	512
Prudential Financial MTN
1.819%, 08/15/2018 (A)	700	705
Reinsurance Group of America
5.625%, 03/15/2017	200	200
Royal Bank of Canada MTN (A)
1.653%, 12/10/2018	650	653
1.422%, 01/10/2019	650	650
Santander Bank
1.948%, 01/12/2018 (A)	1,250	1,253
Societe Generale MTN
2.078%, 10/01/2018 (A)	500	504
Standard Chartered MTN
1.663%, 04/17/2018 (A)(B)	1,000	997
Sumitomo Mitsui Banking (A)
1.695%, 10/19/2018	450	451
1.603%, 01/16/2018	500	502

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Bank
1.564%, 01/31/2020 (A)	$1,000	$ 1,004
Svenska Handelsbanken MTN
1.436%, 09/06/2019 (A)	670	672
Synchrony Financial
2.265%, 02/03/2020 (A)	1,000	1,007
1.875%, 08/15/2017	455	455
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	400	396
1.257%, 03/13/2018 (A)	700	700
UBS MTN
1.781%, 06/01/2020 (A)	1,000	1,004
Unitrin
6.000%, 05/15/2017	110	111
US Bank MTN
1.450%, 01/29/2018	500	500
WEA Finance LLC
1.750%, 09/15/2017 (B)	1,250	1,251
Wells Fargo (A)
2.153%, 01/24/2023	550	557
1.964%, 02/11/2022	4,000	4,015
Wells Fargo MTN
1.719%, 01/30/2020 (A)	1,000	1,005
Westpac Banking
1.633%, 01/17/2019 (A)	550	552

		67,430

Health Care — 0.9%
Abbott Laboratories
2.350%, 11/22/2019	3,000	3,016
AbbVie
1.800%, 05/14/2018	650	651
Actavis Funding SCS
2.033%, 03/12/2018 (A)	4,100	4,127
1.300%, 06/15/2017	800	800
Aetna
1.700%, 06/07/2018	850	851
Becton Dickinson
1.800%, 12/15/2017	773	775
Catholic Health Initiatives
2.600%, 08/01/2018	430	434
Celgene
2.125%, 08/15/2018	400	402
Centene
4.750%, 01/15/2025	3,660	3,765
DaVita
5.000%, 05/01/2025	2,696	2,713
LifePoint Health
5.500%, 12/01/2021	504	524
Medtronic
1.500%, 03/15/2018	425	426

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	$900	$ 894
Zimmer Holdings
1.450%, 04/01/2017	950	950

		20,328

Industrials — 0.7%
Air Lease
2.125%, 01/15/2018	310	311
2.125%, 01/15/2020	500	495
Fortive
1.800%, 06/15/2019 (B)	445	443
GATX
1.250%, 03/04/2017	345	345
General Electric MTN (A)
1.629%, 01/09/2020	1,000	1,012
1.533%, 01/14/2019	400	403
Honeywell International
1.319%, 10/30/2019 (A)	1,000	1,007
John Deere Capital MTN
1.275%, 10/15/2018 (A)	800	802
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,040	5,191
Norbord
5.375%, 12/01/2020 (B)	3,109	3,280
PACCAR Financial MTN
1.300%, 05/10/2019	255	253
Sensata Technologies
5.000%, 10/01/2025 (B)	1,112	1,129
TTX MTN
2.250%, 02/01/2019 (B)	270	270
United Technologies
1.384%, 11/01/2019 (A)	700	705

		15,646

Information Technology — 0.3%
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,176
Broadcom
2.375%, 01/15/2020 (B)	1,100	1,101
Cisco Systems
1.337%, 09/20/2019 (A)	1,000	1,006
eBay
2.500%, 03/09/2018	400	403
Fidelity National Information Services
2.850%, 10/15/2018	400	407
1.450%, 06/05/2017	295	295
Hewlett Packard Enterprise
2.450%, 10/05/2017	850	854

		7,242

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.2%
Air Liquide Finance
1.375%, 09/27/2019 (B)	$700	$ 690
Ball
5.250%, 07/01/2025	1,054	1,119
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,417	1,813
Owens-Brockway Glass Container
5.875%, 08/15/2023 (B)	920	988

		4,610

Real Estate — 0.2%
Equinix
5.750%, 01/01/2025	3,535	3,747
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,057
Ventas Realty
1.250%, 04/17/2017	170	170

		4,974

Telecommunication Services — 0.4%
AT&T
1.928%, 06/30/2020 (A)	750	759
Inmarsat Finance (B)
6.500%, 10/01/2024	2,775	2,865
4.875%, 05/15/2022	300	300
SFR Group
7.375%, 05/01/2026 (B)	3,800	3,938
Thomson Reuters
1.650%, 09/29/2017	395	396
Verizon Communications
2.709%, 09/14/2018 (A)	435	445
1.375%, 08/15/2019	585	577

		9,280

Utilities — 0.2%
DTE Energy
1.500%, 10/01/2019	435	428
Emera US Finance
2.150%, 06/15/2019	230	230
Eversource Energy
1.600%, 01/15/2018	290	290
Exelon
1.550%, 06/09/2017	270	270
NextEra Energy Capital Holdings
1.649%, 09/01/2018	145	145
Sempra Energy
1.625%, 10/07/2019	260	257
Southern
1.550%, 07/01/2018	450	449
1.300%, 08/15/2017	545	545

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Talen Energy Supply LLC
4.625%, 07/15/2019 (B)	$1,755	$ 1,707
TCEH
3.748%, 12/31/2034	63	8
WEC Energy Group
1.650%, 06/15/2018	700	700

		5,029

Total Corporate Obligations (Cost $183,953) ($ Thousands)		185,351

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FFCB
0.850%, 10/20/2017	1,000	1,000
0.670%, 10/18/2017	1,000	999
FHLB
0.750%, 09/08/2017	2,400	2,400

Total U.S. Government Agency Obligations (Cost $4,401) ($ Thousands)		4,399

	Shares

PREFERRED STOCK — 0.2%
Public Storage, 5.900%	75,000	1,895
TE Holdcorp, 0.000% *	149,588	2,094

Total Preferred Stock (Cost $3,111) ($ Thousands)		3,989

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.2%

California — 0.1%
County of Fresno, Ser A, RB
4.658%, 08/15/2018	490	501
University of California, Ser Y-1, RB Callable 04/21/2017 @ 100
1.284%, 07/01/2041 (A)	755	755

		1,256

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	500	504

Illinois — 0.0%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	415	431

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Indiana — 0.0%
City of Whiting, Indiana, AMT, RB
1.390%, 12/01/2044 (A)	$415	$ 413

North Carolina — 0.1%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	655	655

Total Municipal Bonds (Cost $3,255) ($ Thousands)		3,259

	Shares

COMMON STOCK — 0.1%
Dex Media *	113,565	273
Energy & Exploration Partners *	540	8
TE Holdcorp *	102,547	769
Vistra Energy	38,580	623

Total Common Stock (Cost $4,816) ($ Thousands)		1,673

	Face Amount (Thousands)

COLLATERALIZED DEBT OBLIGATION — 0.0%
Battalion CLO, Ser 2007-1A, Cl E
5.131%, 07/14/2022 (A)(B)	600	601

Total Collateralized Debt Obligation (Cost $568) ($ Thousands)		601

	Number of Rights

RIGHTS — 0.0%
TXU/Tech *‡‡	38,580	49

Total Rights (Cost $52) ($ Thousands)		49

	Face Amount (Thousands)

CERTIFICATE OF DEPOSIT — 0.1%
Credit Suisse
1.750%, 11/14/2017	1,250	1,251

Total Certificate of Deposit (Cost $1,250) ($ Thousands)		1,251

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	95,479,921	$ 95,480

Total Cash Equivalent (Cost $95,480) ($ Thousands)		95,480

	Face Amount (Thousands)

REPURCHASE AGREEMENT(E) — 0.0%
BNP Paribas
0.530%, dated 02/28/2017, to be repurchased on 03/01/2017, repurchase price $800,012 (collateralized by various FNMA and GNMA obligations, 2.00% - 7.00%, 11/01/2020 - 03/01/2046, par value ranging from $85 - $435,442; total market value $816,000)	$800	800

Total Repurchase Agreement (Cost $800) ($ Thousands)		800

Total Investments — 101.8% (Cost $2,249,962) ($ Thousands) @		$ 2,253,641

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(73)	Mar-2017	$(81)
U.S. 10-Year Treasury Note	(15)	Jun-2017	(6)
U.S. 2-Year Treasury Note	(18)	Jul-2017	(3)
U.S. 2-Year Treasury Note	(72)	Apr-2017	(17)
U.S. 5-Year Treasury Note	(52)	Mar-2017	(55)
U.S. 5-Year Treasury Note	9	Jun-2017	2
U.S. Long Treasury Bond	(1)	Jun-2017	(2)

			$(162)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,214,876 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date unavailable.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $458,622 ($ Thousands), representing 20.7% of the Net Assets of the Fund.
(C)	Unsettled bank loan. Interest rate not available.
(D)	Unfunded bank loan.
(E)	Tri-Party Repurchase Agreement.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $2,249,962 ($ Thousands), and the unrealized appreciation and depreciation were $24,073 ($ Thousands) and ($20,394) ($ Thousands), respectively.

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Mortgage-Backed Securities	$–	$759,335	$–	$759,335
Loan Participations	–	618,619	109	618,728
Asset-Backed Securities	–	578,726	–	578,726
Corporate Obligations	–	185,351	–	185,351
U.S. Government Agency Obligations	–	4,399	–	4,399
Preferred Stock	1,895	2,094	–	3,989
Municipal Bonds	–	3,259	–	3,259
Common Stock	623	1,042	8	1,673
Certificate of Deposit	–	1,251	–	1,251
Repurchase Agreement	–	800	–	800
Collateralized Debt Obligation	–	601	–	601
Rights	49	–	–	49
Cash Equivalent	95,480	–	–	95,480

Total Investments in Securities	$98,047	$2,155,477	$117	$2,253,641

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2	$—	$—	$2
Unrealized Depreciation	(164)	—	—	(164)

Total Other Financial Instruments	$(162)	$—	$—	$(162)

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Opportunistic Income Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 05/31/16	Purchases at Cost	Proceeds from Sales	Value 02/28/17	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 67,573	$ 59,855	$(127,428)	$ —	$ 13
SEI Daily Income Trust, Government Fund, Class F	—	707,413	(611,933)	95,480	125

Totals	$ 67,573	$ 767,268	$(739,361)	$ 95,480	$ 138

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 30.5%
U.S. Treasury Bills(A)
0.646%, 07/20/2017	$575	$ 574
0.508%, 04/06/2017	855	855
0.398%, 04/27/2017	29,285	29,262
U.S. Treasury Bonds
5.250%, 11/15/2028	18,550	23,799
3.750%, 11/15/2043	14,270	16,390
3.625%, 02/15/2044	3,120	3,507
3.000%, 05/15/2045	58,536	58,737
3.000%, 11/15/2045	25,227	25,315
3.000%, 02/15/2047	9,559	9,618
2.875%, 05/15/2043	3,350	3,288
2.875%, 08/15/2045	66,035	64,657
2.875%, 11/15/2046	115,377	113,137
2.750%, 11/15/2042	90	86
2.500%, 02/15/2045	103,153	93,543
2.500%, 02/15/2046	76,653	69,374
2.500%, 05/15/2046	57,222	51,766
2.250%, 08/15/2046	8,643	7,392
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	589	685
1.375%, 02/15/2044	1,937	2,171
0.750%, 02/15/2042	2,265	2,204
0.750%, 02/15/2045	9,878	9,571
0.625%, 01/15/2024	2,412	2,486
0.625%, 02/15/2043	8,926	8,413
0.375%, 07/15/2023	1,556	1,590
0.375%, 07/15/2025	15,358	15,498
0.125%, 04/15/2021	25,304	25,657
0.125%, 07/15/2026	14,575	14,326
U.S. Treasury Notes
2.625%, 11/15/2020	38,910	40,238
2.375%, 08/15/2024	110	111
2.250%, 12/31/2023	6,230	6,263
2.250%, 01/31/2024	9,890	9,936
2.250%, 02/15/2027	26,029	25,778
2.125%, 08/31/2020	34,855	35,449
2.125%, 08/15/2021	21,020	21,274
2.125%, 12/31/2022	9,560	9,599
2.125%, 02/29/2024	5,227	5,207
2.000%, 08/31/2021	11,639	11,715
2.000%, 10/31/2021	15,220	15,306
2.000%, 12/31/2021	7,690	7,730
2.000%, 11/30/2022	23,255	23,203
2.000%, 02/15/2025	2,300	2,251
2.000%, 08/15/2025	1,175	1,145
2.000%, 11/15/2026	104,471	101,088
1.875%, 01/31/2022	125,820	125,727
1.875%, 02/28/2022	115,966	115,934
1.875%, 08/31/2022	24,050	23,890
1.750%, 12/31/2020	39,375	39,426
1.750%, 11/30/2021	3,000	2,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.750%, 03/31/2022	$10,330	$ 10,241
1.625%, 06/30/2020	5,420	5,427
1.625%, 11/30/2020	23,565	23,508
1.500%, 05/31/2020	15,572	15,539
1.500%, 01/31/2022	30,760	30,187
1.500%, 02/28/2023	1,630	1,577
1.500%, 08/15/2026	26,115	24,190
1.375%, 01/15/2020	5,702	5,689
1.375%, 02/15/2020	75,407	75,195
1.375%, 02/29/2020	11,051	11,011
1.375%, 04/30/2020	5,872	5,842
1.375%, 01/31/2021	34,463	33,996
1.125%, 01/31/2019	47,915	47,840
1.125%, 02/28/2019	19,136	19,102
1.125%, 02/28/2021	7,325	7,148
1.125%, 06/30/2021	2,240	2,176
1.125%, 07/31/2021	39,982	38,784
1.125%, 09/30/2021	47,148	45,630
1.000%, 11/30/2019	1,083	1,071
0.750%, 10/31/2017	27,825	27,819
U.S. Treasury STRIPS(A)
5.285%, 08/15/2045	7,195	3,009
3.812%, 02/15/2045	13,435	5,699

Total U.S. Treasury Obligations (Cost $1,735,228) ($ Thousands)		1,718,835

MORTGAGE-BACKED SECURITIES — 30.4%

Agency Mortgage-Backed Obligations — 25.8%
FHLMC
10.000%, 03/17/2026	155	158
7.500%, 08/01/2030 to 12/01/2036	693	805
7.000%, 05/01/2024 to 03/01/2039	198	223
6.500%, 06/01/2017 to 09/01/2039	1,893	2,152
6.000%, 11/01/2017 to 08/01/2038	2,417	2,708
5.500%, 02/01/2035 to 12/01/2038	3,619	4,121
5.000%, 04/01/2020 to 06/01/2044	4,833	5,226
4.500%, 08/01/2020 to 06/01/2044	16,618	17,970
4.000%, 10/01/2025 to 06/01/2046	59,423	62,963
3.500%, 12/01/2025 to 02/01/2047	113,165	117,336
3.080%, 01/25/2031	3,245	3,198
3.000%, 02/01/2027 to 01/01/2047	59,528	59,429
2.500%, 12/01/2031 to 01/01/2032	14,792	14,845
FHLMC ARM
3.635%, 12/01/2036 (B)	223	238
3.438%, 05/01/2036 (B)	167	177
3.090%, 02/01/2045 (B)	1,097	1,129
2.845%, 10/01/2036 (B)	69	73
2.815%, 05/01/2045 (B)	913	943
2.791%, 12/01/2041 (B)	295	306
2.540%, 07/01/2042 (B)	1,148	1,184

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	$–	$ –
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	23	26
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	233	263
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	68	76
FHLMC CMO, Ser 2003-2671, Cl S
13.347%, 09/15/2033 (B)	93	120
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	189	198
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	443	486
FHLMC CMO, Ser 2005-2945, Cl SA
10.908%, 03/15/2020 (B)	144	150
FHLMC CMO, Ser 2005-2950, Cl JO, PO(A)
0.000%, 03/15/2020 (A)	11	11
FHLMC CMO, Ser 2007-3316, Cl JO, PO(A)
0.000%, 05/15/2037 (A)	18	17
FHLMC CMO, Ser 2007-3346, Cl FA
1.000%, 02/15/2019 (B)	351	351
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.260%, 05/15/2038 (B)	595	88
FHLMC CMO, Ser 2009-3546, Cl A
2.566%, 02/15/2039 (B)	157	161
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.460%, 01/15/2040 (B)	184	32
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	602	610
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	929	944
FHLMC CMO, Ser 2012-4030, Cl HS, IO
5.840%, 04/15/2042 (B)	107	19
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	2,124	213
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	4,367	4,375
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	897	120
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	9,610	9,556
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,447	213
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,534	1,421
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,337
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,661	1,761
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	857	870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	$6,246	$ 6,621
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.613%, 07/25/2021 (B)	2,896	171
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.539%, 10/25/2021 (B)	517	30
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	1,030	1,043
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	3,220	3,285
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	950	953
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ11, Cl A2
2.932%, 01/25/2023	1,786	1,829
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	656	738
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.180%, 05/15/2041 (B)	1,121	167
FHLMC TBA
4.000%, 05/15/2041	6,800	7,117
3.500%, 04/01/2041 to 03/15/2045	33,400	34,214
3.000%, 03/15/2043	35,600	35,331
FNCL
4.000%, 03/01/2047	1,250	1,326
FNMA
8.000%, 05/01/2023 to 06/01/2031	73	85
7.500%, 06/01/2030 to 04/01/2039	653	781
7.000%, 11/01/2017 to 02/01/2039	1,917	2,221
6.500%, 05/01/2017 to 12/01/2038	3,976	4,558
6.000%, 10/01/2019 to 10/01/2040	5,421	6,167
5.500%, 06/01/2020 to 08/01/2038	6,777	7,419
5.000%, 02/01/2020 to 07/01/2044	10,601	11,758
4.540%, 01/01/2020 to 05/01/2021	2,762	2,963
4.500%, 01/01/2020 to 02/01/2047	74,383	80,491
4.338%, 11/01/2021	5,522	5,910
4.250%, 04/01/2021	2,000	2,152
4.145%, 11/01/2028	951	1,037
4.120%, 04/01/2020	1,087	1,150
4.060%, 07/01/2021	2,222	2,378
4.050%, 01/01/2021	1,430	1,524
4.040%, 10/01/2020	2,120	2,253
4.000%, 07/01/2020 to 01/01/2047	145,352	153,655
3.980%, 08/01/2021	4,389	4,679
3.850%, 08/01/2025	3,426	3,675
3.762%, 12/01/2020	2,486	2,615

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.740%, 07/01/2020	$1,278	$ 1,341
3.730%, 03/01/2026	2,532	2,669
3.619%, 12/01/2020	3,477	3,646
3.583%, 09/01/2020	5,584	5,846
3.500%, 02/01/2037	4,025	4,199
3.500%, 10/01/2025 to 08/01/2046	81,787	85,480
3.290%, 10/01/2020	944	980
3.240%, 04/01/2024	3,007	3,082
3.230%, 11/01/2020	1,390	1,440
3.140%, 03/01/2024	2,535	2,619
3.080%, 01/01/2027	1,260	1,273
3.010%, 05/01/2028	2,940	2,948
3.000%, 11/01/2026 to 02/01/2047	47,162	47,623
2.950%, 05/01/2031	3,376	3,313
2.910%, 06/01/2025	1,300	1,322
2.870%, 08/01/2026	1,865	1,823
2.830%, 06/01/2022	2,496	2,552
2.820%, 06/01/2022	2,838	2,900
2.810%, 04/01/2025	250	250
2.560%, 10/01/2028	3,000	2,870
2.500%, 10/01/2026 to 10/01/2042	11,776	11,716
2.490%, 09/01/2028	3,045	2,895
FNMA ARM
5.508%, 05/01/2037 (B)	10	10
4.373%, 04/01/2040 (B)	683	712
3.162%, 12/01/2035 (B)	35	37
2.841%, 05/01/2043 (B)	503	518
2.768%, 01/01/2045 (B)	1,722	1,774
2.749%, 01/01/2045 (B)	1,094	1,127
2.669%, 01/01/2042 (B)	1,410	1,459
2.431%, 06/01/2042 (B)	995	1,023
1.706%, 04/01/2043 (B)	1,420	1,469
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	114	127
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	116	127
FNMA CMO, Ser 1992-96, Cl B, PO(A)
0.000%, 05/25/2022 (A)	–	–
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (B)	64	78
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	313	345
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	257	279
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	229	255
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	193	217
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	173	190
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	27	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2002-10, Cl SB
17.332%, 03/25/2017 (B)	$–	$ –
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (B)	16	19
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	430	475
FNMA CMO, Ser 2005-74, Cl CS
17.880%, 05/25/2035 (B)	166	218
FNMA CMO, Ser 2006-104, Cl MI, IO
5.972%, 11/25/2036 (B)	1,749	227
FNMA CMO, Ser 2006-125, Cl SM, IO
6.422%, 01/25/2037 (B)	770	136
FNMA CMO, Ser 2006-33, Cl LS
26.648%, 05/25/2036 (B)	115	195
FNMA CMO, Ser 2006-46, Cl SW
21.345%, 06/25/2036 (B)	95	128
FNMA CMO, Ser 2006-51, Cl SP, IO
5.879%, 03/25/2036 (B)	137	21
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (B)	307	369
FNMA CMO, Ser 2007-64, Cl FA
1.248%, 07/25/2037 (B)	20	20
FNMA CMO, Ser 2007-68, Cl SC, IO
5.922%, 07/25/2037 (B)	338	56
FNMA CMO, Ser 2008-22, Cl SI, IO
5.652%, 03/25/2037 (B)	3,455	168
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	67	73
FNMA CMO, Ser 2009-103, Cl MB
2.978%, 12/25/2039 (B)	387	413
FNMA CMO, Ser 2009-86, Cl BO, PO(A)
0.000%, 03/25/2037 (A)	2,634	2,428
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,813
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (B)	1,034	171
FNMA CMO, Ser 2010-27, Cl AS, IO
5.702%, 04/25/2040 (B)	1,296	272
FNMA CMO, Ser 2011-2, Cl WA
5.816%, 02/25/2051 (B)	194	212
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	1,116	1,130
FNMA CMO, Ser 2011-75, Cl FA
1.328%, 08/25/2041 (B)	241	244
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,641	129
FNMA CMO, Ser 2011-96, Cl SA, IO
5.772%, 10/25/2041 (B)	2,495	417
FNMA CMO, Ser 2012-133, Cl CS, IO
5.372%, 12/25/2042 (B)	1,426	292
FNMA CMO, Ser 2012-134, Cl MS, IO
5.372%, 12/25/2042 (B)	671	152

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	$1,440	$ 135
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	70	77
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	968	1,097
FNMA CMO, Ser 2012-70, Cl YS, IO
5.872%, 02/25/2041 (B)	404	57
FNMA CMO, Ser 2012-74, Cl SA, IO
5.872%, 03/25/2042 (B)	1,168	200
FNMA CMO, Ser 2012-74, Cl OA, PO(A)
0.000%, 03/25/2042 (A)	81	72
FNMA CMO, Ser 2012-75, Cl AO, PO(A)
0.000%, 03/25/2042 (A)	161	144
FNMA CMO, Ser 2012-75, Cl NS, IO
5.822%, 07/25/2042 (B)	408	79
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	5,506	554
FNMA CMO, Ser 2013-101, Cl BO, PO(A)
0.000%, 10/25/2043 (A)	1,754	1,383
FNMA CMO, Ser 2013-101, Cl CO, PO(A)
0.000%, 10/25/2043 (A)	3,999	3,198
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,367	119
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	2,186	2,493
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,281	2,537
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	1,417	1,479
FNMA CMO, Ser 2014-M12, Cl FA
0.883%, 10/25/2021 (B)	1,942	1,935
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.103%, 01/25/2024 (B)	64,806	347
FNMA CMO, Ser 2015-M8, Cl X2, IO
0.177%, 01/25/2025 (B)	88,769	1,021
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	5,618	5,816
FNMA CMO, Ser 2016-60, Cl QS, IO
5.322%, 09/25/2046 (B)	2,269	393
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	282	54
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	375	70
FNMA Interest STRIPS CMO, Ser 2009-397, Cl 6
2.000%, 09/25/2039	2,009	1,946
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	2,065	179

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	$2,867	$ 241
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,381	307
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,243	242
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,417	289
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (B)	4,918	4,919
FNMA TBA
4.500%, 03/01/2045	36,005	38,689
4.000%, 03/01/2039 to 05/01/2039	40,150	42,092
3.500%, 04/01/2041 to 03/15/2045	60,360	61,842
3.000%, 03/15/2030 to 03/15/2043	100,895	101,098
FNMA, Ser 2015-M3, Cl FA
0.775%, 06/25/2018 (B)	2,672	2,672
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	1,341	1,300
FNMA, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (B)	2,537	2,419
FNMA, Ser 2017-M1, Cl A2
2.416%, 10/25/2026 (B)	1,928	1,844
GNMA
9.500%, 12/15/2020	1	1
7.000%, 04/15/2026 to 05/15/2033	980	1,085
6.500%, 01/15/2024 to 08/15/2039	2,354	2,723
6.000%, 12/15/2023 to 10/20/2040	6,710	7,715
5.000%, 12/20/2039 to 11/20/2045	815	907
4.500%, 01/20/2040 to 06/15/2046	13,569	14,750
4.000%, 07/15/2045 to 02/20/2047	29,741	31,683
3.500%, 03/20/2046 to 01/20/2047	34,745	36,171
3.000%, 04/15/2045 to 12/20/2046	16,046	16,262
GNMA ARM
2.110%, 01/20/2060 (B)	974	998
1.625%, 07/20/2034 (B)	12	12
GNMA CMO, Ser 2001-22, Cl PS
19.000%, 03/17/2031 (B)	280	433
GNMA CMO, Ser 2002-57, Cl SB
100.950%, 08/16/2032	36	139
GNMA CMO, Ser 2003-60, Cl GS
11.133%, 05/16/2033 (B)	30	34
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	20	21
GNMA CMO, Ser 2005-7, Cl JM
15.026%, 05/18/2034 (B)	8	10
GNMA CMO, Ser 2006-16, Cl GS, IO
6.209%, 04/20/2036 (B)	743	133

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2007-78, Cl SA, IO
5.763%, 12/16/2037 (B)	$4,527	$ 698
GNMA CMO, Ser 2009-106, Cl KS, IO
5.619%, 11/20/2039 (B)	5,768	943
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,640
GNMA CMO, Ser 2009-66, Cl XS, IO
6.033%, 07/16/2039 (B)	54	8
GNMA CMO, Ser 2009-8, Cl PS, IO
5.533%, 08/16/2038 (B)	51	6
GNMA CMO, Ser 2010-14, Cl AO, PO(A)
0.000%, 12/20/2032 (A)	129	122
GNMA CMO, Ser 2010-31, Cl GS, IO
5.719%, 03/20/2039 (B)	212	19
GNMA CMO, Ser 2010-4, Cl SL, IO
5.630%, 01/16/2040 (B)	167	30
GNMA CMO, Ser 2010-4, Cl NS, IO
5.623%, 01/16/2040 (B)	7,977	1,447
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,135	2,261
GNMA CMO, Ser 2010-85, Cl HS, IO
5.869%, 01/20/2040 (B)	593	85
GNMA CMO, Ser 2010-H10, Cl FC
1.761%, 05/20/2060 (B)	3,461	3,499
GNMA CMO, Ser 2010-H26, Cl LF
0.997%, 08/20/2058 (B)	4,524	4,479
GNMA CMO, Ser 2011-142, Cl IO, IO
0.709%, 09/16/2046 (B)	19,222	441
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	83	19
GNMA CMO, Ser 2011-H09, Cl AF
1.147%, 03/20/2061 (B)	1,329	1,325
GNMA CMO, Ser 2012-112, Cl IO, IO
0.311%, 02/16/2053 (B)	7,129	191
GNMA CMO, Ser 2012-124, Cl AS, IO
5.433%, 10/16/2042 (B)	1,141	213
GNMA CMO, Ser 2012-142, Cl IO, IO
1.058%, 04/16/2054 (B)	19,748	931
GNMA CMO, Ser 2012-27, Cl IO, IO
1.069%, 04/16/2053 (B)	10,601	421
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,392	131
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, 08/16/2042 (B)	937	150
GNMA CMO, Ser 2013-145, Cl IO, IO
1.076%, 09/16/2044 (B)	9,380	506
GNMA CMO, Ser 2013-163, Cl IO, IO
1.158%, 02/16/2046 (B)	12,527	759
GNMA CMO, Ser 2013-178, Cl IO, IO
0.790%, 06/16/2055 (B)	5,837	232
GNMA CMO, Ser 2013-63, Cl IO, IO
0.769%, 09/16/2051 (B)	8,495	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-H01, Cl JA
0.967%, 01/20/2063 (B)	$1,155	$ 1,143
GNMA CMO, Ser 2013-H01, Cl TA
1.147%, 01/20/2063 (B)	1,182	1,183
GNMA CMO, Ser 2014-124, Cl IE, IO
0.749%, 05/16/2054 (B)	9,689	456
GNMA CMO, Ser 2014-47, Cl IA, IO
0.642%, 02/16/2048 (B)	2,471	107
GNMA CMO, Ser 2014-50, Cl IO, IO
0.915%, 09/16/2055 (B)	8,936	509
GNMA CMO, Ser 2014-H04, Cl FB
1.422%, 02/20/2064 (B)	2,462	2,465
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	666	152
GNMA CMO, Ser 2016-135, Cl SB, IO
5.330%, 10/16/2046 (B)	663	188
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	88	18
GNMA TBA
4.500%, 04/15/2045	12,500	13,337
4.000%, 04/01/2040	7,500	7,923
3.500%, 04/15/2041 to 03/15/2045	19,725	20,487
3.000%, 03/15/2045 to 04/15/2045	55,580	56,218
GNMA, Ser 2014-186, Cl IO, IO
0.790%, 08/16/2054 (B)	15,535	858
GNMA, Ser 2016-128, Cl IO, IO
1.034%, 09/16/2056 (B)	14,658	1,180
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.216%, 10/07/2020 (B)	4,682	4,687
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
1.126%, 11/06/2017 (B)	1,735	1,735
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.321%, 12/08/2020 (B)	321	323
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.321%, 12/08/2020 (B)	355	355
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.216%, 01/08/2020 (B)	38	38
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.166%, 02/06/2020 (B)	463	463

		1,455,479

Non-Agency Mortgage-Backed Obligations — 4.6%
Alternative Loan Trust, Ser 2004-J6, PO(A)
0.000%, 11/25/2031 (A)	86	76

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
1.316%, 06/25/2045 (B)	$5,040	$ 4,845
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.493%, 03/26/2037 (B)(C)	278	277
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.332%, 11/28/2035 (B)(C)	196	194
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.019%, 11/25/2021 (B)	50	44
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.229%, 04/25/2037 (B)	170	152
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	15	16
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	173	179
Banc of America Funding, Ser 2004-C, Cl 1A1
3.194%, 12/20/2034 (B)	72	71
Banc of America Funding, Ser 2005-B, Cl 2A1
3.213%, 04/20/2035 (B)	2,090	1,841
Banc of America Funding, Ser 2006-G, Cl 2A4
1.069%, 07/20/2036 (B)	7,314	7,248
Banc of America Funding, Ser 2010-R11A, Cl 1A6
4.969%, 08/26/2035 (B)(C)	68	68
Banc of America Funding, Ser 2015-R2, Cl 9A1
0.986%, 03/27/2036 (B)(C)	4,985	4,820
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.621%, 02/25/2033 (B)	2	2
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.277%, 06/25/2033 (B)	118	118
Banc of America Mortgage Securities, Ser 2003-I, Cl 2A6
3.252%, 10/25/2033 (B)	4,340	4,386
Banc of America Re-Remic Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/2030 (C)	242	245
Barclays CMO, Ser 2017-C1, Cl A4
3.674%, 02/15/2050	1,685	1,744
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
1.001%, 12/25/2036 (B)(C)	1,206	1,046
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,480
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	176	180
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.140%, 04/26/2035 (B)(C)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
3.091%, 05/26/2035 (B)(C)	$136	$ 135
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.906%, 05/28/2036 (B)(C)	13	13
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.679%, 05/25/2034 (B)	132	122
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.307%, 05/25/2034 (B)	46	45
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.580%, 08/25/2035 (B)	156	158
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
1.511%, 11/25/2034 (B)	19	18
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.399%, 06/11/2041 (B)(C)	152	–
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	3,461	–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.356%, 12/11/2049 (B)(C)	3,628	1
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	1,686	1,659
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	517	510
CD Commercial Mortgage Trust, Ser 2016-CDS, Cl A4
3.526%, 11/01/2049	1,280	1,316
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,285
CFCRE Commercial Mortgage Trust, Ser 2011- C1, Cl A4
4.961%, 04/15/2044 (B)(C)	1,329	1,428
CFCRE Commercial Mortgage Trust, Ser 2016- C3, Cl A1
1.793%, 01/10/2048	877	873
CFCRE Commercial Mortgage Trust, Ser 2016- C4, Cl A4
3.283%, 05/10/2058	822	822
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A3
3.839%, 12/10/2054	712	740
CGBAM Commercial Mortgage Trust, Ser 2016- IMC, Cl D
6.168%, 11/15/2021 (B)(C)	4,030	4,134

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.654%, 06/15/2031 (B)(C)	$1,024	$ 1,024
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.228%, 02/25/2037 (B)	94	93
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.081%, 02/25/2037 (B)	102	103
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.113%, 07/25/2037 (B)	156	155
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
1.161%, 10/25/2034 (B)	3,911	3,644
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
1.108%, 01/25/2035 (B)(C)	3,595	3,260
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.783%, 08/25/2034 (B)	169	162
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	279	266
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,502
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,402	1,406
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,342
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	1,642	1,690
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.240%, 09/25/2033 (B)	178	178
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.825%, 02/25/2034 (B)	36	34
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.997%, 05/25/2034 (B)(C)	254	257
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.873%, 08/25/2034 (B)	91	88
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.084%, 11/25/2038 (B)(C)	167	167
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.778%, 09/25/2033 (B)(C)	221	224

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	$1,290	$ 1,284
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	184	187
COMM Mortgage Trust, Ser 2012-CCRE4, Cl A2
1.801%, 10/15/2045	465	466
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	209	215
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	228	232
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,462
COMM Mortgage Trust, Ser 2013-CCRE12, Cl A4
4.046%, 10/10/2046	155	165
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	543
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.082%, 10/10/2046 (B)	90	91
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	235
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	204
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	143	142
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	2,975	2,990
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,250
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	119	121
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.387%, 03/10/2047 (B)	15,271	970
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	527
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	1,653	1,715
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (C)	1,460	1,466
COMM Mortgage Trust, Ser 2015-CR26, Cl ASB
3.373%, 10/10/2048	718	741
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	137
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.218%, 02/10/2048 (B)	17,521	1,284
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,508
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	729

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.487%, 10/15/2018	$1,700	$ 1,710
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	91
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	96	96
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	488
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.611%, 08/10/2049 (B)(C)	1,350	1,408
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	3,343	3,498
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	287	287
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	885	873
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	382	400
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.696%, 08/25/2035 (B)	387	269
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	267	271
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	135	143
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.048%, 12/27/2036 (B)(C)	26	26
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.243%, 07/28/2036 (B)(C)	39	39
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,156	1,207
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	327	342
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/2049	1,844	1,866
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	5,545	5,391

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	$210	$ 222
CSMC Trust, Ser 2016-BDWN, Cl B
5.270%, 02/15/2029 (B)(C)	1,720	1,744
CSMC Trust, Ser 2016-BDWN, Cl A
3.670%, 02/15/2029 (B)(C)	4,260	4,331
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)	1,245	1,298
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,845	2,994
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.569%, 11/19/2044 (B)	875	766
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.421%, 04/25/2024 (B)	11,504	11,613
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
3.156%, 08/25/2024 (B)	376	377
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
3.628%, 04/25/2028 (B)	5,810	6,003
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.325%, 07/25/2028 (B)	3,030	3,150
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.794%, 09/25/2034 (B)	213	208
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	27,255	222
GE Business Loan Trust, Ser 2007-1A, Cl A
0.940%, 04/16/2035 (B)(C)	783	733
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	48	48
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	263	267
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.732%, 11/10/2039 (B)(C)	1,290	–
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.367%, 08/10/2044 (B)(C)	1,314	65
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	381	381
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	206	209
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2046	647	659

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	$13	$ 13
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	390	429
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.883%, 07/10/2048 (B)	38,561	1,924
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,102	1,096
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	734	713
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/2049	949	968
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	2	2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.108%, 09/25/2035 (B)(C)	272	27
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	140	143
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	34	34
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
1.671%, 10/25/2034 (B)	181	180
Hudson Yards, Ser 2016-10HY, Cl A
2.835%, 08/10/2026	1,200	1,163
Impac CMB Trust, Ser 2005-4, Cl 2A1
1.371%, 05/25/2035 (B)	142	136
Impac CMB Trust, Ser 2007-A, Cl M1
1.171%, 05/25/2037 (B)(C)	1,925	1,790
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.121%, 08/25/2036 (B)	169	167
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	4,004	4,430
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.631%, 09/25/2034 (B)	23	21
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
1.571%, 11/25/2034 (B)	39	33
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (B)	530	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.046%, 11/15/2045 (B)	$410	$ 432
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	611	621
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047 (B)	230	250
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	1,077	1,130
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.560%, 09/15/2047 (B)	750	743
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	666	678
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,901	2,867
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,330	1,394
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	1,296	1,369
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,120	4,312
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	1,391	1,436
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	16	16
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.271%, 06/12/2043 (B)	7,770	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.925%, 05/15/2047 (B)	244	243
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	1,335	1,335
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	509	515
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	493	501

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	$2,601	$ 2,721
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (C)	710	768
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	2,965	3,039
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	467	467
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	379	384
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	635	648
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	79	83
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl C
3.620%, 05/15/2028 (B)(C)	1,280	1,278
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	315	333
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	693	683
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	993	987
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	1,310	1,279
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.787%, 06/25/2034 (B)	722	716
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.237%, 02/25/2035 (B)	260	266
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.240%, 04/25/2035 (B)	76	76
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.135%, 11/25/2033 (B)	365	371
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.181%, 08/25/2034 (B)	364	366
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
3.126%, 09/26/2036 (B)(C)	9	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2006- C1, Cl XCL, IO
0.248%, 02/15/2041 (B)(C)	$3,411	$ –
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.120%, 04/15/2041 (B)	72	75
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,465	1,509
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.046%, 11/21/2034 (B)	4,058	4,163
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.046%, 11/21/2034 (B)	552	564
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	664	665
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO(A)
0.000%, 05/28/2035 (A)(C)	32	24
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
1.625%, 06/25/2034 (B)	8	7
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	337	286
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,709	1,603
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
1.121%, 05/25/2035 (B)(C)	336	279
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
3.133%, 10/25/2032 (B)	7	7
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.895%, 10/25/2032 (B)	61	61
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.172%, 07/25/2033 (B)	71	69
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.903%, 12/25/2034 (B)	244	245
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.268%, 02/25/2034 (B)	196	198
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.135%, 02/25/2034 (B)	87	87

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.866%, 08/25/2034 (B)	$132	$ 135
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.949%, 09/25/2029 (B)	169	162
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
3.194%, 02/25/2036 (B)	169	156
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.672%, 12/12/2049 (B)(C)	798	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.716%, 08/15/2045 (B)(C)	4,123	233
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	96	96
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	418	423
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.084%, 07/15/2046 (B)	1,600	1,720
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	209
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	521	523
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,430
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C6, Cl A2
1.868%, 11/15/2045	520	520
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.128%, 11/15/2049 (B)	16,481	1,236
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	756	740
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	1,562	1,545
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	851	842
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.282%, 02/12/2044 (B)(C)	9,413	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.665%, 04/25/2034 (B)	$240	$ 251
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	19	12
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
1.111%, 04/16/2036 (B)(C)	5,816	4,823
Mortgage Repurchase Agreement Financing Trust Series, Ser 2016-4, Cl A1
1.972%, 05/10/2019 (B)(C)	2,040	2,035
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	2,030	2,049
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.172%, 05/25/2036 (B)	250	226
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.304%, 07/26/2036 (B)(C)	675	671
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	1,195	1,278
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl M6
2.083%, 02/25/2035 (B)	4,462	4,191
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	91	95
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO(A)
0.000%, 02/25/2034 (A)	16	13
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,586	1,485
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	983	999
RALI Trust, Ser 2005-QO2, Cl A1
1.956%, 09/25/2045 (B)	562	487
RALI Trust, Ser 2005-QO5, Cl A1
1.596%, 01/25/2046 (B)	821	617
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	256	260
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	20	19
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (B)(C)	1,380	1,461
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	64	67
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	308	312

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.168%, 12/25/2034 (B)		$607	$ 606
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.640%, 01/20/2035 (B)		259	238
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (B)(C)		381	380
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
1.091%, 10/25/2035 (B)		2,312	1,939
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.978%, 02/25/2024 (B)		1,580	1,620
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
1.249%, 04/19/2035 (B)		2,272	2,169
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.441%, 10/19/2034 (B)		174	166
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001-15A, Cl 4A1
2.684%, 10/25/2031 (B)		43	43
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.178%, 11/25/2033 (B)		48	48
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033		301	309
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.963%, 10/25/2033 (B)		3,659	3,683
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.916%, 12/25/2033 (B)		89	89
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.411%, 09/25/2043 (B)		348	335
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.556%, 02/20/2054 (B)(C)	GBP	1,850	2,296
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.089%, 05/10/2045 (B)(C)		$4,807	420
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063		902	902
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2045		1,062	1,063

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A2
2.067%, 04/10/2046	$250	$ 250
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	102
VNO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2027	1,210	1,248
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.058%, 06/15/2045 (B)(C)	28,336	–
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.978%, 01/25/2033 (B)	140	134
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.828%, 10/25/2033 (B)	185	189
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.897%, 06/25/2033 (B)	169	168
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.670%, 08/25/2033 (B)	141	141
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.689%, 08/25/2033 (B)	104	105
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.845%, 09/25/2033 (B)	112	109
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.781%, 09/25/2033 (B)	331	334
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	5	5
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
15.322%, 06/25/2033 (B)	27	31
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	502	522
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.818%, 06/25/2034 (B)	119	120
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	352	70
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
1.061%, 12/25/2045 (B)	2,711	2,538
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.666%, 01/25/2046 (B)	2,079	1,135

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.103%, 10/25/2046 (B)	$657	$ 610
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.632%, 11/25/2036 (B)	208	186
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
1.384%, 12/25/2046 (B)	283	139
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.098%, 12/25/2046 (B)	283	273
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	22	23
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO(A)
0.000%, 05/25/2033 (A)	46	41
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO(A)
0.000%, 04/25/2033 (A)	83	79
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (B)(C)	1,530	1,550
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	1,310	1,295
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.920%, 02/25/2034 (B)	135	135
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.118%, 05/25/2034 (B)	28	28
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.049%, 12/25/2034 (B)	197	199
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.208%, 12/25/2034 (B)	114	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.135%, 07/25/2034 (B)	291	296
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.995%, 08/25/2034 (B)	54	55
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.008%, 08/25/2035 (B)	135	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.103%, 06/25/2035 (B)	$276	$ 282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
3.073%, 10/25/2033 (B)	95	97
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
3.037%, 11/25/2036 (B)	211	196
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.111%, 04/25/2036 (B)	212	210
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
3.164%, 04/25/2036 (B)	4,529	4,547
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.695%, 12/15/2045 (B)(C)	3,954	272
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.504%, 06/15/2045 (B)(C)	2,886	168
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.379%, 03/15/2048 (B)(C)	14,011	764
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	161
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	128
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	224
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.230%, 03/15/2047 (B)	5,136	290
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.155%, 08/15/2047 (B)	15,734	936
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,373
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,260
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.689%, 10/15/2057 (B)	27,311	946
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	114

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	$1,330	$ 1,370

		262,593

Total Mortgage-Backed Securities (Cost $1,719,728) ($ Thousands)		1,718,072

CORPORATE OBLIGATIONS — 28.8%

Consumer Discretionary — 1.7%
21st Century Fox America
8.875%, 04/26/2023	150	196
6.650%, 11/15/2037	310	388
6.200%, 12/15/2034	265	316
Advance Auto Parts
5.750%, 05/01/2020	175	191
Amazon.com
4.950%, 12/05/2044	600	697
4.800%, 12/05/2034	187	211
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,425	1,503
AutoZone
2.500%, 04/15/2021	44	44
Charter Communications Operating LLC
6.484%, 10/23/2045	2,520	2,925
6.384%, 10/23/2035	380	434
4.908%, 07/23/2025	1,780	1,875
4.464%, 07/23/2022	3,840	4,030
Comcast
7.050%, 03/15/2033	50	67
4.750%, 03/01/2044	120	127
4.400%, 08/15/2035	4,015	4,189
4.250%, 01/15/2033	420	434
4.200%, 08/15/2034	570	585
3.200%, 07/15/2036	170	152
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	887
Daimler Finance North America LLC
2.375%, 08/01/2018 (C)	2,620	2,642
2.300%, 01/06/2020 (C)	3,120	3,129
1.125%, 03/10/2017 (C)	2,585	2,585
Discovery Communications
4.950%, 05/15/2042	395	362
Discovery Communications LLC
4.875%, 04/01/2043	815	743
Ford Motor
5.291%, 12/08/2046	1,830	1,892
4.750%, 01/15/2043	240	231
4.346%, 12/08/2026	940	967

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ford Motor Credit LLC
8.125%, 01/15/2020	$520	$ 600
5.875%, 08/02/2021	2,400	2,685
5.000%, 05/15/2018	206	214
3.810%, 01/09/2024	3,430	3,459
3.219%, 01/09/2022	1,565	1,575
3.157%, 08/04/2020	200	204
3.000%, 06/12/2017	2,000	2,009
2.597%, 11/04/2019	2,520	2,547
1.724%, 12/06/2017	2,000	2,001
General Motors
6.750%, 04/01/2046	1,670	2,028
6.600%, 04/01/2036	1,510	1,770
6.250%, 10/02/2043	940	1,071
General Motors Financial
4.750%, 08/15/2017	2,250	2,283
3.700%, 05/09/2023	3,275	3,307
3.450%, 01/14/2022	3,595	3,649
3.200%, 07/13/2020	159	162
Grupo Televisa
6.125%, 01/31/2046	850	900
Hyundai Capital America
2.875%, 08/09/2018 (C)	95	96
2.125%, 10/02/2017 (C)	140	140
Lowe’s MTN
7.110%, 05/15/2037	250	344
Lowe’s
5.125%, 11/15/2041	48	55
McDonald’s MTN
4.875%, 12/09/2045	1,970	2,121
3.700%, 01/30/2026	840	862
2.750%, 12/09/2020	870	885
Newell Brands
4.200%, 04/01/2026	590	621
3.850%, 04/01/2023	570	594
3.150%, 04/01/2021	370	377
2.600%, 03/29/2019	375	381
QVC
5.950%, 03/15/2043	50	46
Time Warner
6.250%, 03/29/2041	355	415
5.375%, 10/15/2041	562	595
4.850%, 07/15/2045	810	804
4.750%, 03/29/2021	780	838
4.700%, 01/15/2021	670	717
4.650%, 06/01/2044	110	105
3.800%, 02/15/2027	1,865	1,845
3.550%, 06/01/2024	2,000	1,996
Time Warner Cable
8.250%, 04/01/2019	2,890	3,232
7.300%, 07/01/2038	100	125
6.550%, 05/01/2037	500	577

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 11/15/2040	$210	$ 228
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,854
TJX
2.250%, 09/15/2026	530	490
Toyota Motor Credit MTN
2.600%, 01/11/2022	3,605	3,626
Viacom
4.850%, 12/15/2034	908	884
4.250%, 09/01/2023	200	206
3.875%, 04/01/2024	230	229
3.450%, 10/04/2026	755	723
2.250%, 02/04/2022	1,085	1,038
Wal-Mart Stores
4.300%, 04/22/2044	3,925	4,161
3.300%, 04/22/2024	175	182

		93,658

Consumer Staples — 2.6%
Altria Group
9.250%, 08/06/2019	2,120	2,492
4.750%, 05/05/2021	1,070	1,163
2.850%, 08/09/2022	1,420	1,422
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	8,027	8,811
3.700%, 02/01/2024	97	100
3.650%, 02/01/2026	9,888	10,059
3.300%, 02/01/2023	6,440	6,582
2.650%, 02/01/2021	850	859
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	105	117
5.375%, 01/15/2020	2,360	2,578
2.500%, 07/15/2022	2,086	2,069
Coca-Cola
3.300%, 09/01/2021	52	55
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,038
CVS Health
5.125%, 07/20/2045	446	497
3.875%, 07/20/2025	929	959
3.500%, 07/20/2022	325	336
2.875%, 06/01/2026	880	844
2.750%, 12/01/2022	230	228
CVS Pass-Through Trust
6.036%, 12/10/2028	1,939	2,188
5.926%, 01/10/2034 (C)	174	201
5.880%, 01/10/2028	129	142
5.789%, 01/10/2026 (C)	1,138	1,254
Danone
2.947%, 11/02/2026 (C)	1,240	1,193
2.589%, 11/02/2023 (C)	1,580	1,534
2.077%, 11/02/2021 (C)	1,030	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diageo Capital
1.125%, 04/29/2018	$150	$ 149
Diageo Investment
2.875%, 05/11/2022	3,730	3,811
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,361
ERAC USA Finance LLC
4.500%, 02/15/2045 (C)	350	343
3.300%, 12/01/2026 (C)	2,085	2,014
Imperial Brands Finance
2.050%, 02/11/2018 (C)	790	792
Kraft Heinz Foods
6.500%, 02/09/2040	700	854
6.125%, 08/23/2018	475	504
5.375%, 02/10/2020	847	920
5.200%, 07/15/2045	140	148
5.000%, 07/15/2035	370	389
5.000%, 06/04/2042	290	297
4.375%, 06/01/2046	4,415	4,153
3.950%, 07/15/2025	1,570	1,597
3.500%, 06/06/2022	3,495	3,575
3.500%, 07/15/2022	1,595	1,631
3.000%, 06/01/2026	2,945	2,781
2.800%, 07/02/2020	2,715	2,745
1.600%, 06/30/2017	2,190	2,194
Kroger
7.500%, 04/01/2031	160	217
5.400%, 07/15/2040	45	50
2.950%, 11/01/2021	1,215	1,223
Molson Coors Brewing
3.500%, 05/01/2022	220	228
3.000%, 07/15/2026	1,665	1,589
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,815	6,556
1.625%, 10/28/2019 (C)	4,890	4,823
Northwell Healthcare
3.979%, 11/01/2046	3,000	2,792
Novartis Capital
2.400%, 05/17/2022	320	320
PepsiCo
3.600%, 03/01/2024	150	159
1.250%, 08/13/2017	550	550
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,337
Philip Morris International
5.650%, 05/16/2018	265	278
2.900%, 11/15/2021	550	558
2.500%, 08/22/2022	1,530	1,513
2.000%, 02/21/2020	4,245	4,235
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,136

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reynolds American
8.125%, 06/23/2019	$ 570	$ 646
6.150%, 09/15/2043	640	777
5.850%, 08/15/2045	2,508	2,981
3.250%, 06/12/2020	386	396
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,304
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	2,295	2,221
1.900%, 09/23/2019	5,025	4,986
Tyson Foods
5.150%, 08/15/2044	220	233
4.875%, 08/15/2034	4	4
UBM
5.750%, 11/03/2020 (C)	850	893
University of Southern California
3.028%, 10/01/2039	2,500	2,293
Walgreens
5.250%, 01/15/2019	50	53
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,480
3.450%, 06/01/2026	4,015	3,949
3.300%, 11/18/2021	2,003	2,049
3.100%, 06/01/2023	1,000	1,001
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	1,905	1,973
2.900%, 10/21/2019 (C)	3,258	3,317
2.400%, 10/21/2018 (C)	1,160	1,171
2.000%, 10/20/2017 (C)	550	552

		143,823

Energy — 3.1%
Anadarko Petroleum
6.600%, 03/15/2046	700	876
4.500%, 07/15/2044	1,000	966
Apache
6.900%, 09/15/2018	180	194
5.100%, 09/01/2040	520	552
4.750%, 04/15/2043	420	431
4.250%, 01/15/2044	2,025	1,966
3.250%, 04/15/2022	56	57
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,948
BP Capital Markets
3.723%, 11/28/2028	1,255	1,273
3.588%, 04/14/2027	3,195	3,220
3.561%, 11/01/2021	110	115
3.506%, 03/17/2025	490	496
3.245%, 05/06/2022	950	972
3.216%, 11/28/2023	5,505	5,526
3.119%, 05/04/2026	400	391
3.062%, 03/17/2022	1,859	1,887

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.674%, 02/13/2018	$434	$ 435
Buckeye Partners
3.950%, 12/01/2026	540	537
Canadian Natural Resources
6.450%, 06/30/2033	200	231
Chevron
3.191%, 06/24/2023	95	98
2.954%, 05/16/2026	1,550	1,530
2.895%, 03/03/2024	4,240	4,240
2.355%, 12/05/2022	290	284
1.961%, 03/03/2020	81	81
Cimarex Energy
4.375%, 06/01/2024	1,250	1,315
CNOOC Finance 2013
3.000%, 05/09/2023	253	248
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	2,900	2,878
Conoco Funding
6.950%, 04/15/2029	995	1,282
ConocoPhillips
5.750%, 02/01/2019	175	188
4.150%, 11/15/2034	2,343	2,339
3.350%, 05/15/2025	100	100
Devon Energy
5.850%, 12/15/2025	880	1,012
5.600%, 07/15/2041	510	546
5.000%, 06/15/2045	1,070	1,090
4.750%, 05/15/2042	127	125
3.250%, 05/15/2022	670	673
Devon Financing
7.875%, 09/30/2031	520	680
Ecopetrol
5.875%, 05/28/2045	2,650	2,393
Enbridge
5.500%, 12/01/2046	1,020	1,102
4.250%, 12/01/2026	1,110	1,146
Enbridge Energy Partners
5.875%, 10/15/2025	1,500	1,698
5.500%, 09/15/2040	535	538
Encana
6.500%, 08/15/2034	1,000	1,144
6.500%, 02/01/2038	645	737
Energy Transfer Partners
8.250%, 11/15/2029	4,295	5,630
6.125%, 12/15/2045	545	601
4.900%, 02/01/2024	250	264
4.052%, 11/01/2066 (B)	485	420
2.500%, 06/15/2018	1,190	1,198
Enterprise Products Operating LLC
6.450%, 09/01/2040	200	246
6.300%, 09/15/2017	75	77
5.100%, 02/15/2045	470	505

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 02/15/2022	$14	$ 15
1.650%, 05/07/2018	58	58
EOG Resources
4.150%, 01/15/2026	490	516
Exxon Mobil
4.114%, 03/01/2046	910	947
3.567%, 03/06/2045	629	599
3.043%, 03/01/2026	1,230	1,229
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	2,056
3.875%, 07/15/2022 (C)	2,170	2,234
Halliburton
5.000%, 11/15/2045	1,690	1,834
3.800%, 11/15/2025	1,070	1,097
Hess
5.800%, 04/01/2047	965	1,030
HollyFrontier
5.875%, 04/01/2026	1,230	1,315
Kerr-McGee
6.950%, 07/01/2024	1,665	1,992
Kinder Morgan
5.550%, 06/01/2045	1,400	1,477
4.300%, 06/01/2025	6,230	6,407
3.050%, 12/01/2019	93	95
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,704
5.400%, 09/01/2044	755	773
5.000%, 03/01/2043	50	49
Marathon Oil
5.200%, 06/01/2045	962	966
Marathon Petroleum
5.000%, 09/15/2054	325	291
4.750%, 09/15/2044	1,015	949
Newfield Exploration
5.625%, 07/01/2024	600	642
Noble Energy
5.250%, 11/15/2043	150	158
5.050%, 11/15/2044	186	193
4.150%, 12/15/2021	2,080	2,187
3.900%, 11/15/2024	1,200	1,227
Occidental Petroleum
4.625%, 06/15/2045	400	422
4.400%, 04/15/2046	200	205
4.100%, 02/15/2047	720	707
3.400%, 04/15/2026	100	100
3.125%, 02/15/2022	810	830
3.000%, 02/15/2027	510	496
2.700%, 02/15/2023	150	149
ONEOK
6.000%, 06/15/2035	430	453
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance
6.850%, 06/05/2115	$1,290	$ 1,119
6.250%, 03/17/2024	1,930	1,961
Petrobras International Finance
5.375%, 01/27/2021	6,010	6,078
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	98
6.750%, 09/21/2047	1,720	1,703
5.625%, 01/23/2046	1,265	1,099
Petroleos Mexicanos
6.625%, 06/15/2035	3,442	3,468
6.500%, 03/13/2027 (C)	2,413	2,564
4.875%, 01/18/2024	81	81
3.500%, 01/30/2023	785	747
2.460%, 12/15/2025	2,818	2,819
2.378%, 04/15/2025	1,479	1,478
Phillips 66 Partners
4.900%, 10/01/2046	745	733
Raizen Fuels Finance
5.300%, 01/20/2027 (C)	755	772
Sabine Pass Liquefaction LLC
5.875%, 06/30/2026 (C)	715	802
5.000%, 03/15/2027 (C)	2,150	2,276
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	694
3.000%, 12/21/2020 (C)	4,860	4,968
Schlumberger Investment
3.650%, 12/01/2023	100	105
3.300%, 09/14/2021 (C)	317	327
Shell International Finance
6.375%, 12/15/2038	840	1,102
4.550%, 08/12/2043	410	433
4.375%, 03/25/2020	70	75
4.375%, 05/11/2045	990	1,024
4.300%, 09/22/2019	500	530
4.125%, 05/11/2035	7,710	7,936
4.000%, 05/10/2046	1,376	1,342
3.400%, 08/12/2023	2,145	2,211
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (C)	900	902
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	480	510
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,010
Statoil
5.250%, 04/15/2019	200	214
3.700%, 03/01/2024	1,085	1,136
Suncor Energy
3.600%, 12/01/2024	3,121	3,191
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,555

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	$375	$ 366
Total Capital International
2.875%, 02/17/2022	2,515	2,553
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,581
Transcanada Trust
5.300%, 03/15/2077 (B)	2,795	2,823
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	2,500	3,215
Transocean
4.250%, 10/15/2017	1,720	1,730
Williams
8.750%, 03/15/2032	1,284	1,648
7.875%, 09/01/2021	1,324	1,529
7.750%, 06/15/2031	339	401
7.500%, 01/15/2031	9	11
Williams Partners
5.100%, 09/15/2045	790	802
4.500%, 11/15/2023	1,080	1,135
4.000%, 09/15/2025	710	719
3.600%, 03/15/2022	124	126
XTO Energy
5.500%, 06/15/2018	500	526

		176,396

Financials — 10.5%
Aegon
2.290%, 07/29/2049 (B)	2,180	1,810
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
AIG Global Funding
2.700%, 12/15/2021 (C)	1,035	1,035
Allstate
3.150%, 06/15/2023	1,375	1,406
American Express Credit MTN
2.375%, 03/24/2017	120	120
2.250%, 08/15/2019	3,165	3,192
2.200%, 03/03/2020	1,000	999
1.800%, 07/31/2018	195	196
American International Group
6.250%, 05/01/2036	1,085	1,309
6.250%, 03/15/2037 (B)	2,578	2,604
4.375%, 01/15/2055	260	236
3.900%, 04/01/2026	3,123	3,163
Anadarko Finance
7.500%, 05/01/2031	240	308
Australia & New Zealand Banking Group
1.431%, 10/29/2049 (B)	1,400	1,033
Bank of America
6.875%, 11/15/2018	125	136
6.100%, 06/15/2017	6,825	6,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 09/01/2017	$4,675	$ 4,782
5.750%, 12/01/2017	235	242
5.700%, 05/02/2017	1,870	1,883
5.420%, 03/15/2017	4,230	4,236
5.300%, 03/15/2017	1,995	1,998
1.263%, 06/15/2017 (B)	2,710	2,710
Bank of America MTN
6.875%, 04/25/2018	75	79
6.400%, 08/28/2017	1,350	1,383
5.650%, 05/01/2018	6,040	6,305
5.625%, 07/01/2020	180	199
5.000%, 01/21/2044	1,900	2,099
4.450%, 03/03/2026	4,792	4,970
4.200%, 08/26/2024	3,720	3,839
4.183%, 11/25/2027	635	640
4.100%, 07/24/2023	1,840	1,928
4.000%, 04/01/2024	6,110	6,351
4.000%, 01/22/2025	1,825	1,838
3.875%, 08/01/2025	1,180	1,206
3.500%, 04/19/2026	1,210	1,201
3.300%, 01/11/2023	1,313	1,323
3.248%, 10/21/2027	4,425	4,246
2.625%, 04/19/2021	2,455	2,457
2.503%, 10/21/2022	3,470	3,376
2.000%, 01/11/2018	70	70
Bank of Montreal MTN
2.550%, 11/06/2022	200	199
2.375%, 01/25/2019	50	50
1.400%, 09/11/2017	50	50
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	157
3.442%, 02/07/2028 (B)	1,935	1,952
3.250%, 09/11/2024	270	274
Bank of New York Mellon
3.550%, 09/23/2021	144	151
3.400%, 05/15/2024	5,665	5,794
1.969%, 06/20/2017 (D)	20	20
Bank of Nova Scotia
1.450%, 04/25/2018	300	300
Barclays
4.950%, 01/10/2047	815	829
4.337%, 01/10/2028	1,300	1,314
3.684%, 01/10/2023	1,420	1,433
Barclays Bank
2.250%, 05/10/2017 (C)	221	221
Barclays Bank MTN
6.050%, 12/04/2017 (C)	850	876
Bear Stearns
7.250%, 02/01/2018	6,570	6,913
6.400%, 10/02/2017	5,370	5,525
4.650%, 07/02/2018	3,000	3,112

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
4.500%, 02/11/2043	$2,200	$ 2,380
3.750%, 08/15/2021	488	518
3.125%, 03/15/2026	5,210	5,235
1.550%, 02/09/2018	85	85
BNP Paribas MTN
3.800%, 01/10/2024 (C)	2,525	2,509
2.375%, 09/14/2017	1,490	1,498
BPCE MTN
1.625%, 01/26/2018	300	300
BPCE
5.150%, 07/21/2024 (C)	1,550	1,583
Branch Banking & Trust
3.800%, 10/30/2026	250	260
Capital One Bank USA
3.375%, 02/15/2023	300	302
Capital One Financial
4.200%, 10/29/2025	1,614	1,641
3.750%, 07/28/2026	1,140	1,116
Chubb INA Holdings
4.350%, 11/03/2045	1,305	1,396
3.350%, 05/03/2026	2,051	2,086
2.300%, 11/03/2020	310	311
Citigroup
8.125%, 07/15/2039	1,511	2,252
5.500%, 09/13/2025	1,370	1,509
5.300%, 05/06/2044	255	276
4.750%, 05/18/2046	150	150
4.650%, 07/30/2045	1,140	1,204
4.600%, 03/09/2026	2,785	2,893
4.500%, 01/14/2022	50	53
4.450%, 09/29/2027	3,920	4,014
4.400%, 06/10/2025	2,040	2,095
4.300%, 11/20/2026	590	601
3.875%, 10/25/2023	151	157
3.700%, 01/12/2026	4,060	4,074
3.500%, 05/15/2023	930	936
3.200%, 10/21/2026	1,585	1,525
2.500%, 09/26/2018	5,745	5,802
2.150%, 07/30/2018	164	165
1.800%, 02/05/2018	4,130	4,141
1.602%, 08/25/2036 (B)	3,239	2,589
1.550%, 08/14/2017	3,085	3,088
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,379
CME Group
3.000%, 09/15/2022	400	410
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	963
Compass Bank
3.875%, 04/10/2025	910	883

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (B)(C)	$1,893	$ 2,217
5.250%, 08/04/2045	380	411
4.625%, 12/01/2023	2,060	2,173
4.375%, 08/04/2025	1,330	1,357
2.750%, 01/10/2022	2,530	2,538
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	317
Credit Agricole
8.375%, 12/31/2049 (B)(C)	2,270	2,508
Credit Suisse Group
4.282%, 01/09/2028 (C)	2,915	2,925
3.574%, 01/09/2023 (C)	2,930	2,924
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,375
Credit Suisse NY MTN
5.400%, 01/14/2020	130	140
3.625%, 09/09/2024	1,360	1,381
Discover Bank
4.200%, 08/08/2023	1,000	1,051
2.000%, 02/21/2018	2,000	2,006
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,103
Farmers Exchange Capital II
6.151%, 11/01/2053 (B)(C)	5,120	5,517
Fifth Third Bank
2.875%, 10/01/2021	200	203
General Electric
2.100%, 12/11/2019	356	359
General Electric MTN
6.875%, 01/10/2039	1,546	2,218
6.150%, 08/07/2037	537	706
5.875%, 01/14/2038	614	787
5.550%, 05/04/2020	269	299
5.500%, 01/08/2020	288	317
5.300%, 02/11/2021	230	256
4.650%, 10/17/2021	543	600
4.625%, 01/07/2021	184	201
4.375%, 09/16/2020	60	65
1.519%, 08/15/2036 (B)	3,035	2,656
Goldman Sachs Capital II
4.000%, 06/01/2043 (B)	595	493
Goldman Sachs Group MTN
7.500%, 02/15/2019	3,673	4,060
6.000%, 06/15/2020	2,795	3,104
2.139%, 11/15/2018 (B)	4,000	4,048
Goldman Sachs Group
6.750%, 10/01/2037	3,142	3,921
6.450%, 05/01/2036	70	85
6.250%, 02/01/2041	1,290	1,629
6.150%, 04/01/2018	7,500	7,857
6.125%, 02/15/2033	65	79

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 07/27/2021	$9,460	$ 10,409
5.150%, 05/22/2045	1,870	1,993
4.750%, 10/21/2045	2,232	2,376
4.250%, 10/21/2025	1,090	1,118
3.750%, 05/22/2025	500	507
3.750%, 02/25/2026	1,445	1,461
3.625%, 01/22/2023	508	521
3.500%, 11/16/2026	2,420	2,384
3.000%, 04/26/2022	3,312	3,317
2.625%, 01/31/2019	100	101
2.375%, 01/22/2018	5,000	5,037
2.350%, 11/15/2021	2,710	2,656
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	3,000	2,926
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	2,790	2,713
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	1,095	1,101
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,367
Hongkong & Shanghai Banking
1.250%, 07/22/2049 (B)	195	163
HSBC Bank
4.750%, 01/19/2021 (C)	250	268
4.125%, 08/12/2020 (C)	261	274
1.500%, 05/15/2018 (C)	100	100
1.475%, 06/29/2049 (B)	1,160	972
HSBC Finance
6.676%, 01/15/2021	1,530	1,734
HSBC Holdings
5.100%, 04/05/2021	170	185
4.375%, 11/23/2026	3,380	3,422
4.300%, 03/08/2026	5,345	5,596
4.250%, 03/14/2024	1,715	1,746
4.250%, 08/18/2025	1,520	1,542
4.000%, 03/30/2022	390	408
3.900%, 05/25/2026	475	481
3.400%, 03/08/2021	360	369
2.650%, 01/05/2022	4,590	4,527
ING Bank
5.800%, 09/25/2023 (C)	1,800	2,002
3.750%, 03/07/2017 (C)	457	457
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	3,370	3,165
Jackson National Life Global Funding MTN
3.250%, 01/30/2024 (C)	880	886
John Deere Capital
1.700%, 01/15/2020	340	337
John Deere Capital MTN
2.250%, 04/17/2019	150	152
JPMorgan Chase
6.400%, 05/15/2038	385	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 07/05/2017	$3,365	$ 3,418
6.000%, 10/01/2017	9,155	9,394
6.000%, 01/15/2018	5,000	5,193
4.950%, 06/01/2045	300	323
4.500%, 01/24/2022	1,287	1,392
4.350%, 08/15/2021	510	547
4.260%, 02/22/2048 (B)	1,920	1,936
4.250%, 10/01/2027	2,590	2,670
4.125%, 12/15/2026	3,220	3,299
3.875%, 09/10/2024	440	450
3.782%, 02/01/2028 (B)	1,960	1,990
3.625%, 05/13/2024	1,490	1,528
3.625%, 12/01/2027	4,715	4,601
3.250%, 09/23/2022	80	82
2.972%, 01/15/2023	3,525	3,529
2.950%, 10/01/2026	1,031	986
2.700%, 05/18/2023	2,625	2,574
2.250%, 01/23/2020	5,665	5,695
JPMorgan Chase MTN
2.295%, 08/15/2021	3,350	3,312
1.700%, 03/01/2018	1,025	1,027
KKR Group Finance II
5.500%, 02/01/2043 (C)	120	125
Kreditanstalt fuer Wiederaufbau
4.000%, 01/27/2020	1,646	1,749
1.000%, 07/15/2019	10,019	9,880
Lazard Group LLC
3.750%, 02/13/2025	2,250	2,243
Lincoln National
3.625%, 12/12/2026	2,510	2,513
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	219
Lloyds Bank
3.500%, 05/14/2025	100	103
Lloyds Banking Group
3.750%, 01/11/2027	2,665	2,644
3.100%, 07/06/2021	2,610	2,639
Macquarie Bank MTN
1.662%, 10/27/2017 (B)(C)	2,605	2,613
Macquarie Group
6.250%, 01/14/2021 (C)	200	223
Marsh & McLennan
3.750%, 03/14/2026	1,580	1,628
2.750%, 01/30/2022	1,610	1,619
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	1,650	2,574
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	256
MetLife
6.400%, 12/15/2036	1,400	1,547
4.600%, 05/13/2046	1,144	1,217
4.368%, 09/15/2023	510	550

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	$5,115	$ 5,183
1.950%, 09/15/2021 (C)	2,255	2,189
1.550%, 09/13/2019 (C)	1,615	1,594
Mitsubishi UFJ Financial Group
3.677%, 02/22/2027	2,870	2,903
Moody’s
2.750%, 12/15/2021	750	750
Morgan Stanley
4.375%, 01/22/2047	2,295	2,333
3.625%, 01/20/2027	1,935	1,928
1.875%, 01/05/2018	172	172
1.842%, 02/14/2020 (B)	7,500	7,528
Morgan Stanley MTN
7.300%, 05/13/2019	1,875	2,082
6.625%, 04/01/2018	4,710	4,953
5.950%, 12/28/2017	2,507	2,597
5.625%, 09/23/2019	1,145	1,241
5.550%, 04/27/2017	514	517
5.500%, 07/24/2020	2,080	2,282
5.500%, 07/28/2021	200	222
4.350%, 09/08/2026	235	242
4.100%, 05/22/2023	110	114
4.000%, 07/23/2025	580	601
3.875%, 04/29/2024	1,250	1,293
3.750%, 02/25/2023	179	185
3.125%, 07/27/2026	525	506
2.625%, 11/17/2021	7,825	7,780
2.500%, 04/21/2021	3,590	3,574
2.125%, 04/25/2018	350	352
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	2,705	2,707
National Australia Bank
2.400%, 12/07/2021 (C)	2,710	2,698
National City Bank
1.318%, 06/07/2017 (B)	3,000	3,002
National City Bank MTN
5.800%, 06/07/2017	525	531
Nationwide Building Society MTN
2.450%, 07/27/2021 (C)	950	939
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	164
Nationwide Mutual Insurance
3.253%, 12/15/2024 (B)(C)	4,407	4,339
Navient MTN
8.450%, 06/15/2018	530	566
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	295
2.100%, 01/02/2019 (C)	1,625	1,638
1.550%, 11/02/2018 (C)	2,500	2,493
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nordea Bank
4.875%, 05/13/2021 (C)	$1,730	$ 1,852
Northern Trust
2.375%, 08/02/2022	300	298
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	3,144
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	170	171
PNC Bank MTN
2.400%, 10/18/2019	2,140	2,166
PNC Bank
6.875%, 04/01/2018	250	264
2.550%, 12/09/2021	1,375	1,377
2.250%, 07/02/2019	1,600	1,614
Pricoa Global Funding I MTN
1.600%, 05/29/2018 (C)	150	150
Private Export Funding
4.375%, 03/15/2019	4,660	4,930
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,510
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,800	2,783
Prudential Insurance of America
8.300%, 07/01/2025 (C)	250	328
Royal Bank of Canada
1.875%, 02/05/2020	3,200	3,174
1.200%, 09/19/2017	300	300
1.188%, 06/29/2085 (B)	860	637
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,332
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,753
Santander Holdings USA
3.450%, 08/27/2018	55	56
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	215
2.875%, 08/05/2021	4,600	4,553
Societe Generale
1.368%, 11/29/2049 (B)	860	615
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,903
Standard Chartered
5.700%, 03/26/2044 (C)	2,007	2,051
5.200%, 01/26/2024 (C)	410	433
State Street
4.956%, 03/15/2018	2,390	2,463
3.300%, 12/16/2024	310	316
Synchrony Financial
3.700%, 08/04/2026	2,045	2,007
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	1,740	2,304

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.900%, 09/15/2044 (C)	$1,205	$ 1,321
Toronto-Dominion Bank
2.500%, 01/18/2022 (C)	2,120	2,122
2.250%, 03/15/2021 (C)	4,430	4,423
Travelers
4.600%, 08/01/2043	50	55
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	1,010	1,030
2.650%, 02/01/2022 (C)	3,260	3,189
US Bancorp MTN
3.600%, 09/11/2024	160	164
2.950%, 07/15/2022	497	503
2.625%, 01/24/2022	3,230	3,248
US Bank
2.125%, 10/28/2019	1,320	1,329
Voya Financial
2.900%, 02/15/2018	267	270
Wachovia MTN
5.750%, 02/01/2018	5,000	5,188
Wachovia Capital Trust III
5.570%, 12/31/2049 (B)	4,442	4,436
WEA Finance LLC
3.750%, 09/17/2024 (C)	1,370	1,393
1.750%, 09/15/2017 (C)	2,100	2,102
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,390
4.750%, 12/07/2046	1,710	1,784
4.650%, 11/04/2044	560	573
4.600%, 04/01/2021	500	540
4.400%, 06/14/2046	220	216
4.300%, 07/22/2027	3,100	3,227
4.100%, 06/03/2026	359	367
3.550%, 09/29/2025	550	555
3.500%, 03/08/2022	250	259
3.450%, 02/13/2023	685	695
3.000%, 01/22/2021	3,020	3,079
1.650%, 01/22/2018	3,635	3,641
Wells Fargo
6.000%, 11/15/2017	2,070	2,135
5.625%, 12/11/2017	830	857
5.606%, 01/15/2044	700	820
5.375%, 11/02/2043	220	249
4.480%, 01/16/2024	392	418
3.000%, 04/22/2026	2,075	2,004
3.000%, 10/23/2026	5,180	4,974
2.100%, 07/26/2021	5,215	5,110
Wells Fargo Bank MTN
2.150%, 12/06/2019	3,000	3,018
Wells Fargo Capital X
5.950%, 12/15/2036	520	555

		590,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 2.4%
Abbott Laboratories
4.900%, 11/30/2046	$1,305	$ 1,357
4.750%, 11/30/2036	440	451
3.750%, 11/30/2026	6,170	6,167
3.400%, 11/30/2023	7,785	7,827
AbbVie
4.700%, 05/14/2045	34	34
4.500%, 05/14/2035	1,800	1,804
4.450%, 05/14/2046	1,470	1,425
3.600%, 05/14/2025	2,435	2,425
3.200%, 05/14/2026	2,690	2,589
2.900%, 11/06/2022	350	348
2.500%, 05/14/2020	2,624	2,639
1.800%, 05/14/2018	1,500	1,503
Actavis
3.250%, 10/01/2022	112	113
Actavis Funding SCS
4.750%, 03/15/2045	2,006	2,037
4.550%, 03/15/2035	20	20
3.800%, 03/15/2025	10,418	10,529
3.450%, 03/15/2022	2,935	3,000
2.350%, 03/12/2018	350	353
Aetna
4.375%, 06/15/2046	60	61
3.200%, 06/15/2026	340	343
2.800%, 06/15/2023	7,898	7,868
2.400%, 06/15/2021	730	738
2.200%, 03/15/2019	945	953
1.700%, 06/07/2018	245	245
1.500%, 11/15/2017	205	205
Amgen
5.850%, 06/01/2017	2,000	2,023
5.150%, 11/15/2041	2,020	2,199
4.663%, 06/15/2051	3,939	3,975
4.563%, 06/15/2048	675	672
4.400%, 05/01/2045	2,860	2,804
3.875%, 11/15/2021	200	211
3.625%, 05/22/2024	220	226
2.125%, 05/01/2020	84	84
Anthem
5.875%, 06/15/2017	350	355
4.650%, 01/15/2043	2,250	2,335
4.625%, 05/15/2042	219	225
3.700%, 08/15/2021	290	300
3.300%, 01/15/2023	133	134
3.125%, 05/15/2022	740	744
AstraZeneca
5.900%, 09/15/2017	100	102
3.375%, 11/16/2025	1,000	1,006
Baxalta
3.600%, 06/23/2022	2,920	2,969

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Becton Dickinson
4.875%, 05/15/2044	$95	$ 100
4.685%, 12/15/2044	668	710
3.734%, 12/15/2024	489	506
2.675%, 12/15/2019	1,352	1,373
Biogen
5.200%, 09/15/2045	900	981
3.625%, 09/15/2022	815	844
Catholic Health Initiatives
4.350%, 11/01/2042	190	170
Celgene
5.000%, 08/15/2045	5,332	5,659
3.875%, 08/15/2025	1,030	1,053
3.625%, 05/15/2024	166	167
3.550%, 08/15/2022	550	566
1.900%, 08/15/2017	175	175
Express Scripts Holding
3.400%, 03/01/2027	2,300	2,183
Forest Laboratories
5.000%, 12/15/2021 (C)	173	187
Gilead Sciences
4.750%, 03/01/2046	540	561
4.500%, 02/01/2045	95	95
4.150%, 03/01/2047	3,930	3,773
3.700%, 04/01/2024	2,660	2,737
3.650%, 03/01/2026	890	903
3.250%, 09/01/2022	1,344	1,376
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,671
2.850%, 05/08/2022	410	416
Humana
7.200%, 06/15/2018	1,950	2,084
3.850%, 10/01/2024	2,530	2,588
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,683
3.700%, 03/01/2046	970	974
Medtronic
4.625%, 03/15/2045	860	933
4.375%, 03/15/2035	176	187
3.625%, 03/15/2024	1,140	1,191
3.150%, 03/15/2022	150	155
Merck
2.750%, 02/10/2025	520	516
2.350%, 02/10/2022	2,245	2,245
Novartis Securities Investment
5.125%, 02/10/2019	94	100
Perrigo Finance Unlimited
4.375%, 03/15/2026	1,810	1,845
Pfizer
4.000%, 12/15/2036	2,285	2,318
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	3,630	3,461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance
3.650%, 11/10/2021	$184	$ 186
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	1,260	1,166
2.800%, 07/21/2023	2,830	2,686
Thermo Fisher Scientific
3.600%, 08/15/2021	710	738
2.950%, 09/19/2026	750	720
UnitedHealth Group
6.625%, 11/15/2037	200	268
5.800%, 03/15/2036	560	691
4.625%, 07/15/2035	2,235	2,472
3.875%, 10/15/2020	870	923
3.375%, 11/15/2021	400	416
2.875%, 12/15/2021	1,895	1,929
2.875%, 03/15/2023	150	152
1.900%, 07/16/2018	650	654
WellPoint
1.875%, 01/15/2018	2,000	2,005
Wyeth
5.950%, 04/01/2037	320	402
Wyeth LLC
6.450%, 02/01/2024	365	446
Zimmer Biomet Holdings
2.700%, 04/01/2020	70	71

		137,809

Industrials — 1.5%
ABB Finance USA
4.375%, 05/08/2042	180	192
AerCap Ireland Capital
4.500%, 05/15/2021	940	995
Air 2 US
8.027%, 10/01/2019 (C)	344	354
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	55	59
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,942	2,073
Aviation Capital Group
6.750%, 04/06/2021 (C)	680	782
BAE Systems
4.750%, 10/11/2021 (C)	3,955	4,288
Boeing
7.250%, 06/15/2025	107	139
4.875%, 02/15/2020	2,440	2,657
0.950%, 05/15/2018	40	40
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	282
4.900%, 04/01/2044	115	130
4.550%, 09/01/2044	1,115	1,206

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 04/01/2045	$1,140	$ 1,160
4.100%, 06/01/2021	449	479
3.050%, 09/01/2022	300	308
Canadian Pacific Railway
6.125%, 09/15/2115	34	41
Caterpillar
7.900%, 12/15/2018	50	55
4.300%, 05/15/2044	50	53
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,932
2.100%, 01/10/2020	1,340	1,346
1.250%, 11/06/2017	21	21
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	7	7
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	232	247
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	631	677
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	1,229	1,345
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,207	2,461
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,111	1,285
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	34	35
Eaton
7.625%, 04/01/2024	325	391
4.150%, 11/02/2042	530	528
4.000%, 11/02/2032	99	101
2.750%, 11/02/2022	1,460	1,465
1.500%, 11/02/2017	82	82
Ecopetrol
4.125%, 01/16/2025	167	162
FedEx
4.550%, 04/01/2046	1,705	1,744
4.400%, 01/15/2047	1,065	1,061
GE Capital International Funding Unlimited
4.418%, 11/15/2035	2,970	3,181
2.342%, 11/15/2020	1,670	1,684
General Electric
5.250%, 12/06/2017	91	94
4.500%, 03/11/2044	1,310	1,424
4.125%, 10/09/2042	91	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ILFC E-Capital Trust II
4.920%, 12/21/2065 (B)(C)	$1,200	$ 1,119
Illinois Tool Works
2.650%, 11/15/2026	1,015	982
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	134
International Lease Finance
8.625%, 01/15/2022	650	805
7.125%, 09/01/2018 (C)	4,025	4,327
L3 Technologies
4.950%, 02/15/2021	212	228
Lockheed Martin
3.550%, 01/15/2026	1,440	1,473
3.350%, 09/15/2021	1,885	1,952
3.100%, 01/15/2023	110	111
Mexico City Airport Trust
5.500%, 10/31/2046 (C)	2,720	2,600
Northrop Grumman
3.850%, 04/15/2045	638	615
3.250%, 08/01/2023	7,210	7,396
3.200%, 02/01/2027	1,720	1,711
Penske Truck Leasing Lp
3.400%, 11/15/2026 (C)	2,895	2,809
3.375%, 02/01/2022 (C)	1,267	1,290
3.200%, 07/15/2020 (C)	1,485	1,512
Raytheon
3.125%, 10/15/2020	720	746
Siemens
2.900%, 05/27/2022 (C)	2,940	2,981
2.350%, 10/15/2026 (C)	2,325	2,182
United Parcel Service
3.125%, 01/15/2021	90	93
United Technologies
8.875%, 11/15/2019	400	470
5.400%, 05/01/2035	640	755
1.800%, 06/01/2017	350	351
1.778%, 05/04/2018 (D)	4,500	4,506
US Airways, Pass-Through Trust, Ser 2012-1,Cl A
5.900%, 10/01/2024	39	43
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	4,029	4,241
Valmont Industries
5.250%, 10/01/2054	925	832
Wabtec
3.450%, 11/15/2026 (C)	1,590	1,549
Waste Management
3.900%, 03/01/2035	39	39
3.500%, 05/15/2024	650	673

		85,186

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 1.7%
Analog Devices
3.500%, 12/05/2026	$1,810	$ 1,800
3.125%, 12/05/2023	1,540	1,539
2.500%, 12/05/2021	1,420	1,414
Apple
4.650%, 02/23/2046	2,460	2,675
4.375%, 05/13/2045	1,625	1,691
4.250%, 02/09/2047	580	594
3.850%, 05/04/2043	2,545	2,453
3.450%, 05/06/2024	350	364
3.450%, 02/09/2045	156	140
3.350%, 02/09/2027	2,515	2,557
3.000%, 02/09/2024	2,550	2,578
2.500%, 02/09/2022	2,710	2,723
2.450%, 08/04/2026	2,560	2,427
2.150%, 02/09/2022	90	89
1.900%, 02/07/2020	2,435	2,440
1.285%, 05/03/2018 (B)	273	274
Cisco Systems
1.850%, 09/20/2021	4,330	4,249
1.400%, 09/20/2019	3,955	3,932
Diamond 1 Finance
6.020%, 06/15/2026 (C)	1,155	1,270
4.420%, 06/15/2021 (C)	2,150	2,254
3.480%, 06/01/2019 (C)	1,890	1,933
Fidelity National Information Services
3.625%, 10/15/2020	1,580	1,639
2.850%, 10/15/2018	1,990	2,022
2.250%, 08/15/2021	1,165	1,141
Harris
5.054%, 04/27/2045	480	529
4.854%, 04/27/2035	210	227
Hewlett Packard Enterprise
6.350%, 10/15/2045	2,545	2,658
HP
4.650%, 12/09/2021	58	62
Intel
4.900%, 07/29/2045	110	125
3.700%, 07/29/2025	875	920
3.300%, 10/01/2021	75	79
3.100%, 07/29/2022	75	77
International Business Machines
5.700%, 09/14/2017	210	215
Lam Research
3.800%, 03/15/2025	150	152
2.750%, 03/15/2020	95	96
Mastercard
3.375%, 04/01/2024	720	750
Microsoft
4.500%, 02/06/2057	1,165	1,209
4.450%, 11/03/2045	1,000	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 02/06/2047	$1,275	$ 1,318
4.100%, 02/06/2037	2,440	2,530
3.950%, 08/08/2056	340	320
3.750%, 02/12/2045	2,195	2,103
3.700%, 08/08/2046	2,785	2,635
3.500%, 02/12/2035	2,294	2,220
3.450%, 08/08/2036	50	48
3.300%, 02/06/2027	4,130	4,213
2.875%, 02/06/2024	4,330	4,360
2.700%, 02/12/2025	360	356
2.400%, 02/06/2022	2,580	2,592
2.400%, 08/08/2026	2,510	2,385
2.375%, 02/12/2022	50	50
2.375%, 05/01/2023	50	49
2.000%, 08/08/2023	3,855	3,709
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	280	284
Oracle
5.750%, 04/15/2018	200	210
3.900%, 05/15/2035	3,995	3,988
2.950%, 05/15/2025	695	688
2.400%, 09/15/2023	3,370	3,296
1.200%, 10/15/2017	104	104
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,406
Visa
4.300%, 12/14/2045	810	869
3.150%, 12/14/2025	820	830
2.800%, 12/14/2022	2,515	2,550
2.200%, 12/14/2020	480	484

		98,009

Materials — 1.0%
Air Liquide Finance
2.250%, 09/27/2023 (C)	2,735	2,637
1.750%, 09/27/2021 (C)	1,780	1,729
Barrick Gold
6.950%, 04/01/2019	662	726
4.100%, 05/01/2023	477	512
Barrick North America Finance LLC
5.700%, 05/30/2041	1,130	1,299
4.400%, 05/30/2021	487	523
BHP Billiton Finance USA
6.750%, 10/19/2075 (B)(C)	1,610	1,840
6.500%, 04/01/2019	445	491
5.000%, 09/30/2043	815	938
3.250%, 11/21/2021	2,850	2,988
2.875%, 02/24/2022	160	165
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,098

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CF Industries
4.500%, 12/01/2026 (C)	$1,785	$ 1,828
3.400%, 12/01/2021 (C)	1,425	1,430
Dow Chemical
8.550%, 05/15/2019	113	129
4.125%, 11/15/2021	219	233
3.000%, 11/15/2022	5,005	5,076
Eastman Chemical
2.700%, 01/15/2020	2,295	2,329
Ecolab
4.350%, 12/08/2021	420	455
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,636
Equate Petrochemical
3.000%, 03/03/2022 (C)	680	660
Fibria Overseas Finance
5.500%, 01/17/2027	1,265	1,274
Freeport-McMoRan
6.875%, 02/15/2023 (C)	49	52
6.500%, 11/15/2020 (C)	227	233
4.000%, 11/14/2021	1,280	1,229
Georgia-Pacific LLC
8.875%, 05/15/2031	230	347
Glencore Finance Canada
2.700%, 10/25/2017 (C)	1,900	1,912
Glencore Funding LLC
4.125%, 05/30/2023 (C)	130	135
International Paper
5.150%, 05/15/2046	1,465	1,565
5.000%, 09/15/2035	1,155	1,236
LYB International Finance II
3.500%, 03/02/2027	1,665	1,657
OCP
4.500%, 10/22/2025 (C)	1,860	1,820
Potash Corp of Saskatchewan
4.875%, 03/30/2020	10	10
4.000%, 12/15/2026	2,565	2,610
Praxair
4.050%, 03/15/2021	73	78
Rio Tinto Finance USA
7.125%, 07/15/2028	20	26
3.750%, 09/20/2021	290	305
Rock-Tenn
4.000%, 03/01/2023	330	342
3.500%, 03/01/2020	570	587
Southern Copper
5.250%, 11/08/2042	3,610	3,531
Stauffer Chemical (A)(E)
8.887%, 04/15/2018	860	602
8.610%, 04/15/2017	350	245
Vale Overseas
6.875%, 11/21/2036	3,323	3,630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 08/10/2026	$1,795	$ 1,981
5.875%, 06/10/2021	700	759

		54,888

Real Estate — 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/2020	3,000	3,013
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,576
Boston Properties
3.800%, 02/01/2024	2,000	2,063
DDR
4.625%, 07/15/2022	2,355	2,484
3.375%, 05/15/2023	1,900	1,856
ERP Operating
5.750%, 06/15/2017	100	101
4.625%, 12/15/2021	200	217
First Industrial MTN
7.500%, 12/01/2017	1,765	1,841
HCP
3.875%, 08/15/2024	4,611	4,672
2.625%, 02/01/2020	100	101
Health Care
4.500%, 01/15/2024	183	194
Healthcare Realty Trust
5.750%, 01/15/2021	60	66
3.750%, 04/15/2023	75	75
Highwoods Properties
7.500%, 04/15/2018	1,339	1,420
Mid-America Apartments
4.300%, 10/15/2023	625	656
4.000%, 11/15/2025	695	711
3.750%, 06/15/2024	1,585	1,616
Piedmont Operating Partnership
4.450%, 03/15/2024	125	127
Post Apartment Homes
4.750%, 10/15/2017	70	71
Realty Income
3.250%, 10/15/2022	150	152
2.000%, 01/31/2018	2,115	2,123
SL Green Realty
7.750%, 03/15/2020	2,000	2,256
Tanger Properties
3.875%, 12/01/2023	790	809
3.750%, 12/01/2024	865	870
Ventas Realty
4.125%, 01/15/2026	45	46
2.700%, 04/01/2020	2,950	2,977
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	748
Welltower
4.950%, 01/15/2021	3,340	3,602

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.700%, 09/15/2017	$225	$ 229
4.250%, 04/01/2026	1,100	1,146

		37,818

Telecommunication Services – 1.4%
America Movil
5.625%, 11/15/2017	1,450	1,491
5.000%, 03/30/2020	540	579
AT&T
6.000%, 08/15/2040	2,220	2,435
5.800%, 02/15/2019	675	725
5.700%, 03/01/2057	320	330
5.500%, 02/01/2018	130	135
5.450%, 03/01/2047	2,915	2,999
5.250%, 03/01/2037	6,070	6,262
4.750%, 05/15/2046	5,040	4,713
4.500%, 03/09/2048	2,158	1,939
4.450%, 05/15/2021	440	467
4.450%, 04/01/2024	1,885	1,976
4.350%, 06/15/2045	2,257	2,002
4.250%, 03/01/2027	1,445	1,470
3.950%, 01/15/2025	2,440	2,455
3.875%, 08/15/2021	350	364
3.800%, 03/15/2022	1,295	1,336
3.400%, 05/15/2025	9,849	9,522
3.000%, 02/15/2022	700	698
2.450%, 06/30/2020	64	64
1.750%, 01/15/2018	600	602
Bharti Airtel
4.375%, 06/10/2025 (C)	1,870	1,875
British Telecommunications
5.950%, 01/15/2018	1,011	1,048
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	253
Deutsche Telekom International Finance
2.250%, 03/06/2017 (C)	2,310	2,310
Grupo Televisa
5.000%, 05/13/2045	695	635
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	200
Rogers Communications
4.100%, 10/01/2023	133	141
Sprint Capital
8.750%, 03/15/2032	390	468
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	101
5.877%, 07/15/2019	180	195
5.462%, 02/16/2021	69	76
5.134%, 04/27/2020	1,160	1,245
Verizon Communications
6.400%, 09/15/2033	1,994	2,382
6.000%, 04/01/2041	165	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.850%, 09/15/2035	$150	$ 171
5.150%, 09/15/2023	1,520	1,671
5.050%, 03/15/2034	308	317
4.862%, 08/21/2046	2,081	2,029
4.522%, 09/15/2048	1,430	1,313
4.400%, 11/01/2034	7,640	7,334
4.272%, 01/15/2036	3,830	3,617
4.150%, 03/15/2024	880	916
4.125%, 08/15/2046	3,390	2,971
3.850%, 11/01/2042	800	678
2.946%, 03/15/2022 (C)	3,640	3,639
Vodafone Group
2.950%, 02/19/2023	1,850	1,818

		80,154

Utilities – 2.2%
AEP Texas Central Transition Funding II LLC
5.170%, 01/01/2018	268	274
Alabama Power
5.500%, 10/15/2017	100	102
2.450%, 03/30/2022	1,655	1,653
Alabama Power Capital Trust V
4.098%, 10/01/2042 (B)	100	96
American Electric Power
1.650%, 12/15/2017	1,920	1,923
Appalachian Power
4.450%, 06/01/2045	1,600	1,687
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	4,190
3.750%, 11/15/2023	488	513
Boston Gas
4.487%, 02/15/2042 (C)	140	147
CenterPoint Energy Resources
6.125%, 11/01/2017	320	330
4.500%, 01/15/2021	246	260
Commonwealth Edison
3.700%, 03/01/2045	355	337
Consolidated Edison of New York
6.650%, 04/01/2019	650	713
5.850%, 04/01/2018	236	247
4.450%, 03/15/2044	2,475	2,649
3.850%, 06/15/2046	625	610
Dominion Resources
4.700%, 12/01/2044	505	528
2.500%, 12/01/2019	1,985	2,007
2.000%, 08/15/2021	980	956
1.600%, 08/15/2019	1,315	1,299
DTE Energy
1.500%, 10/01/2019	1,805	1,777
Duke Energy
3.750%, 09/01/2046	840	773
3.550%, 09/15/2021	722	750

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 09/01/2026	$1,880	$ 1,767
2.100%, 06/15/2018	425	427
1.800%, 09/01/2021	1,495	1,447
Duke Energy Carolinas LLC
5.250%, 01/15/2018	326	337
4.250%, 12/15/2041	1,000	1,045
4.000%, 09/30/2042	1,512	1,522
3.875%, 03/15/2046	670	667
2.500%, 03/15/2023	1,365	1,358
Duke Energy Florida LLC
3.850%, 11/15/2042	1,360	1,330
3.400%, 10/01/2046	665	609
3.200%, 01/15/2027	1,600	1,617
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,825
Electricite de France
6.000%, 01/22/2114 (C)	740	748
Entergy Louisiana LLC
6.500%, 09/01/2018	500	534
Exelon
5.625%, 06/15/2035	1,720	1,980
3.950%, 06/15/2025	1,840	1,896
FirstEnergy
4.250%, 03/15/2023	2,040	2,129
2.750%, 03/15/2018	650	656
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,465
Florida Power & Light
4.050%, 10/01/2044	3,600	3,731
3.250%, 06/01/2024	360	372
Fortis
3.055%, 10/04/2026 (C)	2,330	2,197
2.100%, 10/04/2021 (C)	1,195	1,162
Georgia Power
5.950%, 02/01/2039	50	61
Indiana Michigan Power
4.550%, 03/15/2046	710	760
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,445
Jersey Central Power & Light
7.350%, 02/01/2019	100	109
Kansas City Power & Light
5.300%, 10/01/2041	250	269
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,398
KeySpan Gas East
5.819%, 04/01/2041 (C)	2,500	3,054
2.742%, 08/15/2026 (C)	1,175	1,129
Majapahit Holding
7.750%, 01/20/2020	660	747
Metropolitan Edison
3.500%, 03/15/2023 (C)	5,050	5,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MidAmerican Energy
4.800%, 09/15/2043	$1,500	$ 1,696
4.250%, 05/01/2046	905	955
2.400%, 03/15/2019	115	117
NiSource Finance
6.800%, 01/15/2019	3,547	3,853
5.800%, 02/01/2042	471	557
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,435
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,729
6.050%, 03/01/2034	710	899
5.800%, 03/01/2037	560	694
5.400%, 01/15/2040	156	187
4.450%, 04/15/2042	2,360	2,505
3.250%, 09/15/2021	35	36
2.950%, 03/01/2026	1,213	1,192
PacifiCorp
5.650%, 07/15/2018	500	527
PECO Energy
4.150%, 10/01/2044	1,985	2,032
3.150%, 10/15/2025	1,485	1,498
PPL Electric Utilities
4.150%, 10/01/2045	1,075	1,107
Progress Energy
6.000%, 12/01/2039	200	243
Public Service of New Hampshire
3.500%, 11/01/2023	960	985
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,220
Sierra Pacific Power
2.600%, 05/01/2026	1,560	1,500
Southern
4.400%, 07/01/2046	250	249
2.150%, 09/01/2019	1,920	1,922
Southern California Edison
3.500%, 10/01/2023	1,015	1,062
Southern California Gas
2.600%, 06/15/2026	685	664
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,518
2.450%, 10/01/2023	665	640
Southwestern Electric Power
6.450%, 01/15/2019	672	725
3.900%, 04/01/2045	460	440
2.750%, 10/01/2026	2,400	2,295
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,619
4.000%, 11/15/2046	990	997
3.150%, 01/15/2026	995	996
2.950%, 11/15/2026	990	970

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
2.950%, 01/15/2022	$1,720	$ 1,759
WEC Energy Group
1.650%, 06/15/2018	500	500
Westar Energy
3.100%, 04/01/2027	1,500	1,494

		125,528

Total Corporate Obligations (Cost $1,587,668) ($ Thousands)		1,623,449

ASSET-BACKED SECURITIES — 10.1%

Automotive — 1.8%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	1,908	1,908
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	463	463
Ally Auto Receivables Trust, Ser 2017-1, Cl A4
1.990%, 11/15/2021	703	702
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	2,291	2,278
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	1,421	1,426
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	3,014	3,020
Avis Budget Rental Car Funding LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (C)	2,514	2,523
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	388	387
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	1,665	1,663
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (C)	194	194
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (C)	1,945	1,958
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	2,005	2,012
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	1,116	1,122
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	1,852	1,831

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Ser 2017-1, Cl A2
1.550%, 11/15/2019	$1,587	$ 1,587
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	1,587	1,587
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	727	727
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	250	250
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	823	824
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	714	714
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	1,622	1,626
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	1,477	1,483
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (C)	875	876
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	1,731	1,735
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	1,065	1,065
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	874	870
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	1,353	1,353
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	2,120	2,121
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	955	958
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/22/2019	559	559
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A3
1.460%, 06/22/2020	1,543	1,537

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	$1,146	$ 1,145
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A3
1.540%, 08/20/2020	1,033	1,031
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	866	861
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (C)	3,302	3,306
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (C)	1,060	1,061
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	4,121	4,158
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,467
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	3,271	3,270
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
1.268%, 02/15/2021 (B)	180	181
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	6,635	6,638
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	2,590	2,555
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	886	881
Hertz Vehicle Financing LLC, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	697	693
Hertz Vehicle Financing LLC, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	2,072	2,056
Hertz Vehicle Financing LLC, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	1,878	1,843
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	7,910	7,870
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	1,506	1,507
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	168	168
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	2,579	2,578
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	13	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	$1,579	$ 1,578
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	980	979
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	1,589	1,589
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A2
1.390%, 11/15/2019 (C)	2,002	1,998
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A3
1.710%, 04/15/2021 (C)	801	793
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A4
2.030%, 02/15/2022 (C)	596	593
TCF Auto Receivables Owner Trust, Ser 2016-PT1A, Cl A
1.930%, 06/15/2022 (C)	3,400	3,393
World Omni Auto Receivables Trust, Ser 2016-B, Cl A3
1.300%, 02/15/2022	1,966	1,936

		99,500

Credit Cards — 0.8%

American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	1,570	1,571
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	9,138	9,126
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	8,805	9,021
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	2,280	2,280
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	2,770	2,774
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	198	198
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	1,250	1,250
Chase Issuance Trust, Ser 2014-A7, Cl A7
1.380%, 11/15/2019	2,525	2,526
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	245	244

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2007-A8, Cl A8
5.650%, 09/20/2019	$1,720	$ 1,761
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7
2.154%, 05/20/2020 (B)	3,388	3,441
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	2,870	2,870
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,482	1,474
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	1,537	1,539
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	332	332
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	2,738	2,692
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	2,418	2,410
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	1,587	1,574

		47,083

Mortgage Related Securities — 0.6%

Aames Mortgage Trust, Ser 2002-1, Cl A3
5.714%, 06/25/2032	39	37
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.796%, 04/25/2034 (B)	1,113	1,033
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
1.031%, 10/25/2035 (B)	4,250	4,182
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	291	297
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.743%, 12/15/2033 (B)	1,665	1,577
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
1.536%, 07/25/2035 (B)	144	144
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	93	94
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (B)	17	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Centex Home Equity, Ser 2005-A, Cl M1
1.251%, 01/25/2035 (B)	$4,138	$ 3,941
Centex Home Equity, Ser 2006-A, Cl AV4
1.021%, 06/25/2036 (B)	62	60
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	35	35
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.588%, 09/15/2029 (B)	254	237
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.718%, 05/25/2039 (B)(C)	174	166
GSAA Trust, Ser 2005-6, Cl A3
1.141%, 06/25/2035 (B)	1,389	1,381
GSAMP Trust, Ser 2006-HE2, Cl A3
1.031%, 03/25/2046 (B)	8,000	7,611
JPMorgan Mortgage Acquisition, Ser 05-OPT1, Cl M1
1.453%, 06/25/2035 (B)	927	926
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.931%, 08/25/2036 (B)	933	450
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
1.701%, 03/25/2035 (B)	5,500	5,421
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	29	29
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	58	58
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
1.121%, 04/25/2037 (B)(C)	344	307
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	155	154
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	239	242
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.771%, 10/25/2034 (B)	6,516	6,415

		34,814

Other Asset-Backed Securities — 6.9%

Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.578%, 12/27/2022 (B)(C)	106	105

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Access Group, Ser 2006-1, Cl A2
1.040%, 08/25/2023 (B)	$228	$226
Ally Master Owner Trust, Ser 2012-4, Cl A
1.720%, 07/15/2019	125	125
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	6,585	6,591
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	2,849	2,849
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	4,290	4,291
Ally Master Owner Trust, Ser 2017-1, Cl A
1.170%, 02/15/2021 (B)	3,796	3,795
Apidos CLO XVI, Ser 2014-16A, Cl B
3.678%, 01/19/2025 (B)(C)	500	502
Apidos CLO XVIII, Ser 2014-18A, Cl A1
2.294%, 07/22/2026 (B)(C)	1,500	1,503
Apidos CLO XXII, Ser 2015-22A, Cl A1
2.381%, 10/20/2027 (B)(C)	3,000	3,022
Ares XXXII CLO, Ser 2017-32A, Cl A2R
2.689%, 11/15/2025 (B)(C)	2,000	2,008
Babson CLO, Ser 2014-IIA, Cl A
2.270%, 10/17/2026 (B)(C)	1,000	1,000
Ballyrock CLO, Ser 2014-1A, Cl A1
2.361%, 10/20/2026 (B)(C)	1,620	1,623
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
1.171%, 08/25/2043 (B)	687	682
Brazos Education Loan Authority, Ser 2012-1, Cl A1
1.471%, 12/26/2035 (B)	2,815	2,781
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.125%, 02/25/2035 (B)	4,835	4,881
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.725%, 02/25/2030 (B)	1,418	1,416
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.882%, 10/27/2036 (B)	3,520	3,528
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.201%, 02/25/2031 (B)(C)	750	676
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.680%, 10/15/2025 (B)(C)	300	300
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.780%, 10/15/2021 (B)(C)	349	234
Cent CLO, Ser 2013-17A, Cl A1
2.339%, 01/30/2025 (B)(C)	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.137%, 11/25/2034	$327	$ 339
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	323	330
CIFC Funding, Ser 2014-1A, Cl B1
2.882%, 04/18/2025 (B)(C)	1,500	1,513
CIT Education Loan Trust, Ser 2007-1, Cl A
0.950%, 03/25/2042 (B)(C)	2,482	2,315
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.721%, 09/25/2036	1,143	1,164
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,629
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.747%, 03/25/2037	990	1,019
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,990	2,792
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028	1	1
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028	42	44
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	11	11
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040 (B)(C)	769	87
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.311%, 12/25/2034 (B)	4,313	4,098
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.905%, 10/25/2046 (B)	118	111
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
1.101%, 07/25/2036 (B)(C)	148	124
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.671%, 10/25/2047 (B)	454	415
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.159%, 04/25/2047	2,997	2,950
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	56	55
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.495%, 12/25/2036	515	381

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF4
3.495%, 12/25/2036	$709	$ 522
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.068%, 02/15/2034 (B)	183	170
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.888%, 04/15/2037 (B)	5,276	4,692
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
2.380%, 04/15/2027 (B)(C)	3,860	3,880
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.232%, 07/15/2026 (B)(C)	1,700	1,703
Educational Funding of the South, Ser 2011-1, Cl A2
1.688%, 04/25/2035 (B)	2,227	2,212
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.756%, 04/25/2033 (B)(C)	4,600	4,598
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	77	78
First Franklin Mortgage Loan Trust, Ser 2002-FF3, Cl A1
1.631%, 08/25/2032 (B)	3,462	3,278
First Franklin Mortgage Loan Trust, Ser 2005-FFH3, Cl M1
1.281%, 09/25/2035 (B)	921	921
Flatiron CLO, Ser 2017-1A, Cl A1R
2.018%, 07/17/2026 (B)(C)	1,510	1,513
Ford Credit Floorplan Master Owner Trust, Ser 2012-5, Cl A
1.490%, 09/15/2019	274	274
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A1
1.420%, 01/15/2020	119	119
Galaxy XIX CLO, Ser 2015-19A, Cl A1A
2.432%, 01/24/2027 (B)(C)	1,500	1,502
Galaxy XV CLO, Ser 2013-15A, Cl B
2.873%, 04/15/2025 (B)(C)	2,000	2,013
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	2,043	1,927
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
4.164%, 02/20/2032 (B)	650	590
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
4.267%, 03/13/2032 (B)	1,075	973
GT Loan Financing I, Ser 2013-1A, Cl A
2.160%, 10/28/2024 (B)(C)	1,250	1,252
Higher Education Funding I, Ser 2014-1, Cl A
1.980%, 05/25/2034 (B)(C)	3,405	3,396

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.951%, 02/25/2036 (B)	$802	$ 776
JFIN CLO, Ser 2016-1A, Cl A2A
1.557%, 07/27/2028 (B)(C)	1,500	1,461
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,925	1,934
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	967	956
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,530	2,391
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	1,201	1,145
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.859%, 08/25/2038 (B)(C)	3,693	92
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.769%, 04/25/2040 (B)(C)	645	69
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	89	91
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.566%, 02/25/2035 (B)	3,302	3,297
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.302%, 07/25/2026 (B)(C)	1,000	1,001
Magnetite XVIII, Ser 2016-18A, Cl A
2.253%, 11/15/2028 (B)(C)	2,040	2,052
Magnetite XVIII, Ser 2016-18A, Cl C
3.203%, 11/15/2028 (B)(C)	1,750	1,750
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,405	2,551
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	347	376
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	4,170	4,446
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.370%, 10/15/2031 (B)(C)	1,919	1,944
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.467%, 09/16/2024 (B)(C)	1,410	1,413
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.968%, 12/15/2028 (B)(C)	798	804
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,000
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	3,376	3,517
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.281%, 06/25/2031 (B)	6,707	6,537

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-2, Cl A
1.411%, 03/25/2083 (B)	$5,694	$ 5,609
Navient Student Loan Trust, Ser 2014-3, Cl A
1.391%, 03/25/2083 (B)	5,737	5,654
Navient Student Loan Trust, Ser 2014-4, Cl A
1.391%, 03/25/2083 (B)	4,033	3,975
Navient Student Loan Trust, Ser 2014-8, Cl A3
1.371%, 05/27/2049 (B)	300	294
Navient Student Loan Trust, Ser 2014-8, Cl B
2.271%, 07/26/2049 (B)	134	122
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.921%, 03/25/2066 (B)(C)	2,322	2,352
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.920%, 07/26/2066 (B)(C)	7,374	7,374
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.062%, 10/27/2036 (B)	1,795	1,766
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.042%, 01/25/2037 (B)	1,543	1,522
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.992%, 10/25/2033 (B)	2,030	1,983
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.096%, 03/23/2037 (B)	1,811	1,769
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.116%, 12/24/2035 (B)	5,588	5,465
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.176%, 03/22/2032 (B)	1,078	1,001
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.158%, 04/25/2031 (B)	4,475	4,452
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.571%, 04/25/2046 (B)(C)	617	616
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.721%, 11/25/2048 (B)(C)	3,735	3,649
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.371%, 09/25/2047 (B)(C)	5,655	5,606
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
1.571%, 09/25/2065 (B)(C)	4,227	4,248
Northstars Education Finance Authority, Ser 2007-1, Cl A2
1.640%, 01/29/2046 (B)	50	48
OHA Loan Funding, Ser 2014-1A, Cl A1
2.411%, 10/20/2026 (B)(C)	1,500	1,500
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
1.551%, 01/25/2036 (B)	571	569
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
1.271%, 07/25/2035 (B)	5,125	5,104
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.737%, 11/25/2033	364	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.832%, 12/25/2033	$339	$ 356
RAMP Trust, Ser 2006-RZ1, Cl A3
1.071%, 03/25/2036 (B)	141	141
RAMP Trust, Ser 2006-RZ3, Cl A2
0.931%, 08/25/2036 (B)	299	298
Regatta VII Funding, Ser 2016-1A, Cl B2
2.654%, 12/20/2028 (B)(C)	2,000	1,993
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	855	859
Saranac CLO II, Ser 2014-2A, Cl B
2.961%, 02/20/2025 (B)(C)	1,750	1,752
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	647	651
Shackleton CLO, Ser 2013-4A, Cl B1
3.022%, 01/13/2025 (B)(C)	1,450	1,450
SLC Student Loan Trust, Ser 2007-1, Cl A4
1.099%, 05/15/2029 (B)	2,823	2,782
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	1,666	1,680
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.817%, 05/17/2027 (B)(C)	1,342	1,352
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	2,622	2,612
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
1.867%, 06/17/2030 (B)(C)	377	381
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	843	854
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	1,128	1,127
SLM Private Education Loan Trust, Ser 2014-A, Cl A2B
1.917%, 01/15/2026 (B)(C)	2,612	2,637
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.713%, 12/15/2032 (B)(C)	1,611	1,570
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.600%, 03/15/2033 (B)(C)	1,529	1,502
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.788%, 10/25/2029 (B)(C)	3,431	3,392
SLM Student Loan Trust, Ser 2004-8, Cl B
1.342%, 01/25/2040 (B)	386	349
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.382%, 04/25/2024 (B)(C)	3,445	3,454
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.982%, 04/25/2025 (B)	125	125

34	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.082%, 07/27/2026 (B)	$474	$ 476
SLM Student Loan Trust, Ser 2005-8, Cl A4
1.588%, 01/25/2028 (B)	6,805	6,826
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.052%, 01/25/2041 (B)	4,250	4,017
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.982%, 01/25/2021 (B)	3,028	2,937
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.198%, 01/25/2041 (B)	4,250	3,933
SLM Student Loan Trust, Ser 2007-2, Cl A3
1.078%, 01/25/2019 (B)	942	937
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.942%, 07/25/2022 (B)	2,920	2,808
SLM Student Loan Trust, Ser 2007-2, Cl B
1.052%, 07/25/2025 (B)	934	761
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.922%, 04/25/2019 (B)	3,222	3,190
SLM Student Loan Trust, Ser 2007-6, Cl B
1.732%, 04/27/2043 (B)	872	793
SLM Student Loan Trust, Ser 2008-2, Cl B
2.082%, 01/25/2083 (B)	1,155	1,026
SLM Student Loan Trust, Ser 2008-3, Cl B
2.082%, 04/26/2083 (B)	1,155	1,037
SLM Student Loan Trust, Ser 2008-4, Cl B
2.732%, 04/25/2029 (B)	1,155	1,123
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.582%, 07/25/2023 (B)	2,513	2,576
SLM Student Loan Trust, Ser 2008-5, Cl B
2.732%, 07/25/2029 (B)	1,155	1,123
SLM Student Loan Trust, Ser 2008-6, Cl B
2.732%, 07/26/2083 (B)	1,155	1,129
SLM Student Loan Trust, Ser 2008-7, Cl B
2.732%, 07/26/2083 (B)	1,155	1,129
SLM Student Loan Trust, Ser 2008-8, Cl B
3.132%, 10/25/2029 (B)	1,155	1,128
SLM Student Loan Trust, Ser 2008-9, Cl B
3.132%, 10/25/2083 (B)	1,155	1,170
SLM Student Loan Trust, Ser 2010-1, Cl A
1.171%, 03/25/2025 (B)	232	228
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.971%, 10/25/2034 (B)	495	502
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.728%, 09/25/2028 (B)	7,163	7,107
SLM Student Loan Trust, Ser 2012-2, Cl A
1.471%, 01/25/2029 (B)	2,287	2,263
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.521%, 05/26/2026 (B)	1,094	1,079
SLM Student Loan Trust, Ser 2012-6, Cl B
1.771%, 04/27/2043 (B)	937	841
SLM Student Loan Trust, Ser 2013-1, Cl B
2.571%, 11/25/2043 (B)	487	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-3, Cl B
2.271%, 09/25/2076 (B)	$768	$ 723
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.421%, 06/25/2055 (B)	3,674	3,657
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	621	617
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	2,102	2,053
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.361%, 03/25/2055 (B)	5,937	5,887
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	2,370	2,340
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.768%, 06/15/2027 (B)(C)	2,190	2,173
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	974	989
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.968%, 07/15/2027 (B)(C)	3,146	3,176
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	1,715	1,731
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.167%, 07/15/2027 (B)(C)	1,368	1,397
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	3,903	3,828
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.270%, 05/15/2031 (B)(C)	2,981	2,977
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	3,765	3,716
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.220%, 02/17/2032 (B)(C)	2,930	2,945
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	5,150	5,046
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.870%, 09/15/2034 (B)(C)	3,631	3,631
SMB Private Education Loan Trust, Ser 2017-A, Cl A1
1.230%, 06/17/2024 (B)(C)	3,707	3,707
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (C)	3,239	3,238

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
1.680%, 09/15/2034 (B)(C)	$4,319	$ 4,319
Sofi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	1,792	1,807
Sofi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (C)	1,303	1,297
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.728%, 01/25/2039 (B)(C)	649	654
Sofi Professional Loan Program, Ser 2016-E, Cl A1
1.628%, 07/25/2039 (B)(C)	3,150	3,157
Sofi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (C)	1,241	1,236
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.477%, 03/26/2040 (B)(C)	1,439	1,439
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (C)	3,059	3,050
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.321%, 09/25/2034 (B)	3,364	3,116
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.371%, 05/25/2035 (B)	2,964	2,963
Symphony CLO XVII, Ser 2016-17A, Cl A1
2.380%, 04/15/2028 (B)(C)	1,250	1,259
TCI-Flatiron CLO, Ser 2016-1A, Cl A
2.573%, 07/17/2028 (B)(C)	2,500	2,533
Venture XXIV CLO, Ser 2016-24A, Cl A1D
2.240%, 10/20/2028 (B)(C)	1,250	1,257
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	4,948	4,908
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	5,286	5,259
Voya CLO, Ser 2014-2A, Cl A1
2.330%, 07/17/2026 (B)(C)	500	500
Voya CLO, Ser 2016-1A, Cl A1R
2.015%, 04/18/2026 (B)(C)	1,950	1,952
Zais CLO 2, Ser 2014-2A, Cl A1B
3.570%, 07/25/2026 (C)	3,000	3,003
Zais CLO 5, Ser 2016-2A, Cl A1
2.414%, 10/15/2028 (B)(C)	1,000	1,007

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ziggurat CLO, Ser 2014-1A, Cl B1
2.980%, 10/17/2026 (B)(C)		$1,000	$ 1,000

			388,774

Total Asset-Backed Securities (Cost $566,079) ($ Thousands)			570,171

SOVEREIGN DEBT — 2.4%
China Government Bond
3.310%, 11/30/2025	CNY	18,000	2,405
FMS Wertmanagement AoeR
1.000%, 11/21/2017		$1,660	1,657
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,312
3.687%, 11/01/2024 (A)		1,000	814
3.144%, 02/15/2025 (A)		1,000	792
3.071%, 08/15/2025 (A)		1,000	780
Japan Bank for International Cooperation
2.000%, 11/04/2021		1,048	1,023
1.875%, 04/20/2021		2,234	2,186
1.500%, 07/21/2021		3,308	3,177
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,787
Japan Treasury Discount Bills(A)
0.000%, 03/13/2017	JPY	1,700,000	15,194
0.000%, 03/27/2017		2,000,000	17,877
0.000%, 05/01/2017		2,600,000	23,246
Province of Ontario Canada
1.625%, 01/18/2019		$2,250	2,250
Province of Quebec Canada
2.625%, 02/13/2023		5,600	5,636
Republic of Colombia
5.625%, 02/26/2044		4,070	4,397
5.000%, 06/15/2045		200	199
Republic of Indonesia
5.875%, 03/13/2020		190	208
5.875%, 01/15/2024 (C)		1,264	1,436
4.875%, 05/05/2021		500	536
4.350%, 01/08/2027 (C)		1,740	1,806
3.750%, 04/25/2022		500	513
3.750%, 04/25/2022 (C)		360	369
3.700%, 01/08/2022 (C)		785	805
Republic of Paraguay
6.100%, 08/11/2044 (C)		975	1,009
Republic of Peru
6.550%, 03/14/2037		300	386
5.625%, 11/18/2050		2,460	2,903
Republic of Poland
5.000%, 03/23/2022		380	418
4.000%, 01/22/2024		7,630	7,999
Republic of Slovenia
5.850%, 05/10/2023 (C)		2,750	3,141

36	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.500%, 10/26/2022 (C)	$1,871	$ 2,091
5.250%, 02/18/2024 (C)	4,125	4,596
Republic of South Africa
4.300%, 10/12/2028	1,745	1,680
State of Israel
4.500%, 01/30/2043	1,510	1,554
State of Qatar
2.375%, 06/02/2021 (C)	2,460	2,442
United Mexican States MTN
5.750%, 10/12/2110	2,117	2,046
5.550%, 01/21/2045	5,566	5,867
4.350%, 01/15/2047	1,170	1,045
4.000%, 10/02/2023	2,839	2,907
3.600%, 01/30/2025	3,190	3,165

Total Sovereign Debt (Cost $132,251) ($ Thousands)		135,654

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
CPPIB Capital
2.250%, 01/25/2022 (C)	4,333	4,322
FHLB
1.875%, 03/13/2020	75	76
1.375%, 11/15/2019	6,040	6,023
1.250%, 06/28/2030 (D)	7,510	7,517
0.875%, 05/24/2017	100	100
FHLMC
1.000%, 03/08/2017 to 07/28/2017	310	310
0.750%, 01/12/2018	250	250
FICO STRIPS, PO(A)
1.386%, 11/02/2018 (A)	3,410	3,332
1.315%, 05/11/2018 (A)	3,620	3,565
1.302%, 04/06/2018 (A)	1,565	1,548
FNMA(A)
1.147%, 10/09/2019 (A)	14,005	13,348
1.125%, 04/27/2017	150	150
0.875%, 05/21/2018	250	249
Tennessee Valley Authority
3.875%, 02/15/2021	3,090	3,337
Tennessee Valley Authority Principal STRIPS, PO(A)
0.000%, 11/01/2025 (A)	1,000	764

Total U.S. Government Agency Obligations (Cost $42,606) ($ Thousands)		44,891

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.4%
California — 0.1%
California State, Build America Project, GO
7.600%, 11/01/2040	$1,215	$ 1,816
6.650%, 03/01/2022	70	83
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,695	2,526
Metropolitan Water District of Southern California, RB
Callable 07/01/2019 @ 100
6.538%, 07/01/2039	125	137

		4,562

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, RB
6.820%, 07/01/2045	1,570	2,235

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	627	890

New York — 0.2%
New York City, Build America Project, GO
6.271%, 12/01/2037	55	73
5.047%, 10/01/2024	4,000	4,517
New York City, Build America Project, GO
Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,291
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,000	1,255
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,310	2,408

		10,544

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	683

Texas — 0.1%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB
1.046%, 12/26/2024 (B)	1,155	1,115
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,529	2,172

		3,287

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	$176	$ 190

Total Municipal Bonds (Cost $19,603) ($ Thousands)		22,391

	Shares
CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F 0.320%**†	188,941,069	188,941

Total Cash Equivalent (Cost $188,941) ($ Thousands)		188,941

Total Investments — 106.7% (Cost $5,992,104) ($ Thousands) @		$ 6,022,404

	Contracts
PURCHASED OPTIONS(F) — 0.0%
April 2017, U.S. 10 Year Future Option Call, Expires 03/18/2017, Strike Price $125.00*	93	45
April 2017, U.S. 10 Year Future Option Call, Expires 03/18/2017, Strike Price $126.00*	116	24
April 2017, U.S. 10 Year Future Option Put, Expires 03/18/2017, Strike Price $122.00*	95	7
April 2017, U.S. 10 Year Future Option Put, Expires 03/18/2017, Strike Price $119.00*	95	1
April 2017, U.S. 5 Year Future Option Put, Expires 03/18/2017, Strike Price $115.00*	114	3
April 2017, U.S. 5 Year Future Option Put, Expires 03/18/2017, Strike Price $117.00*	114	20
April 2017, U.S. Bond Future Option Call, Expires 03/18/2017, Strike Price $153.00*	9	9
April 2017, U.S. Bond Future Option Call, Expires 03/18/2017, Strike Price $152.00*	21	28
May 2017, U.S. 10 Year Future Option Put, Expires 04/22/2017, Strike Price $123.50*	46	20

Total Purchased Options (Cost $245) ($ Thousands)		$ 157

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS(F) — 0.0%
April 2017, U.S. 10 Year Future Option Call, Expires 03/18/2017 Strike Price $126.50*	(47)	$ (6)
April 2017, U.S. 10 Year Future Option Put, Expires 03/18/2017 Strike Price $120.50*	(191)	(6)
April 2017, U.S. 5 Year Future Option Call, Expires 03/18/2017 Strike Price $118.50*	(464)	(65)
April 2017, U.S. 5 Year Future Option Call, Expires 03/18/2017 Strike Price $118.25*	(46)	(10)
April 2017, U.S. 5 Year Future Option Put, Expires 03/18/2017 Strike Price $116.75*	(98)	(13)
April 2017, U.S. 5 Year Future Option Put, Expires 03/18/2017 Strike Price $116.00*	(231)	(13)
June 2017, Euro-Bund Option Call, Expires 05/20/2017 Strike Price $165.00*	(64)	(78)
June 2017, Euro-Bund Option Put, Expires 05/20/2017 Strike Price $157.00*	(64)	(23)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $128.00*	(72)	(23)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $127.50*	(446)	(167)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $127.00*	(150)	(70)
June 2017, U.S. 10 Year Future Option Put, Expires 05/20/2017 Strike Price $121.00*	(72)	(18)
June 2017, U.S. 10 Year Future Option Put, Expires 05/20/2017 Strike Price $119.50*	(283)	(35)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $160.00*	(98)	(64)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $158.00*	(48)	(47)
May 2017, U.S. 5 Year Future Option Call, Expires 04/22/2017 Strike Price $119.25*	(284)	(31)
May 2017, U.S. 5 Year Future Option Call, Expires 04/22/2017 Strike Price $118.75*	(50)	(10)

38	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS(F) (continued)
May 2017, U.S. 5 Year Future Option Put, Expires 04/22/2017 Strike Price $116.00*	(284)	$ (31)
May 2017, U.S. 5 Year Future Option Put, Expires 04/22/2017 Strike Price $115.75*	(50)	(4)

Total Written Options

(Premiums Received $883) ($ Thousands)		$ (714)

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(1,366)	Mar-2017	$293
Euro	(40)	Mar-2017	43
Euro-Bond	(163)	Mar-2017	(709)
U.S. 10-Year Treasury Note	1,906	Jun-2017	732
U.S. 2-Year Treasury Note	77	Jul-2017	57
U.S. 5-Year Treasury Note	2,603	Jun-2017	405
U.S. Long Treasury Bond	(750)	Jun-2017	(1,088)
U.S. Ultra Long Treasury Bond	(678)	Jun-2017	(1,090)
Ultra 10-Year U.S. Treasury Bond	(387)	Jun-2017	(215)

			$(1,572)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2017, is as follows:

A list of open centrally cleared swap agreements held by the Fund at February 28, 2017, is as follows:

					Unrealized
		Currency		Currency	Appreciation
Settlement		to Deliver		To Receive	(Depreciation)
Date		(Thousands)		(Thousands)	($ Thousands)
03/13/17-05/01/17	JPY	9,193,526	USD	79,959	$(2,373)
04/20/17	USD	1,740	CNH	11,989	5
04/20/17	GBP	1,828	USD	2,236	(41)
04/20/17-04/20/17	USD	6,463	EUR	6,056	(13)
04/20/17-04/20/17	EUR	12,622	USD	13,462	20
04/20/17	CNH	30,890	USD	4,401	(94)

					$(2,496)

			Unrealized
	Currency to	Currency to	Appreciation
	Deliver	Receive	(Depreciation)
Counterparty	($ Thousands)	($ Thousands)	($ Thousands)
Bank of America	$(35,727)	$34,542	$(1,185)
Barclays PLC	(3,357)	3,367	10
Citigroup	(70,554)	69,231	(1,323)
UBS	(1,112)	1,114	2

			$(2,496)

For the period ended February 28, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	1.19%	3-Month USD LIBOR	06/13/2021	$ 19,690	$ (610)
BNP Paribas	3-Month USD LIBOR	1.58%	06/13/2026	19,640	1,243
Merrill Lynch	1.27%	3-Month USD LIBOR	05/15/2023	47,232	2,347
UBS Warburg	1.90%	3-Month USD LIBOR	08/31/2022	45,600	369
UBS Warburg	1.90%	3-Month USD LIBOR	11/30/2022	69,440	673

					$ 4,022

For the period ended February 28, 2017, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,644,201 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $601,318 ($ Thousands), representing 10.7% of the Net Assets of the Fund.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Core Fixed Income Fund (Concluded)

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2017. The coupon on a step bond changes on a specified date.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2017 was $847 ($ Thousands) and represented 0.0% of Net Assets.
(F)	For the period ended February 28, 2017, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $5,992,104 ($ Thousands), and the unrealized appreciation and depreciation were $90,649 ($ Thousands) and ($60,349) ($ Thousands), respectively.

ABS — Asset-Backed Security

AID —Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Spot

CNY — Chinese Yuan

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNCL — Fidelity MSCI Financials ETF

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principle Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$–	$1,718,835	$–	$1,718,835
Mortgage-Backed Securities	–	1,718,072	–	1,718,072
Corporate Obligations	–	1,622,602	847	1,623,449
Asset-Backed Securities	–	570,171	–	570,171
Sovereign Debt	–	135,654	–	135,654
U.S. Government Agency Obligations	–	44,891	–	44,891
Municipal Bonds	–	22,391	–	22,391
Cash Equivalent	188,941	–	–	188,941

Total Investments in Securities	$188,941	$5,832,616	$847	$6,022,404

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$157	$—	$—	$157
Written Options	(714)	—	—	(714)
Futures Contracts *
Unrealized Appreciation	1,530	—	—	1,530
Unrealized Depreciation	(3,102)	—	—	(3,102)
Forwards Contracts *
Unrealized Appreciation	—	25	—	25
Unrealized Depreciation	—	(2,521)	—	(2,521)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	4,632	—	4,632
Unrealized Depreciation	—	(610)	—	(610)

Total Other Financial Instruments	$(2,129)	$1,526	$—	$(603)

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017 , there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ –	$2,674,115	$ (2,485,174)	$ 188,941	$ 324
SEI Daily Income Trust, Prime Obligation Fund, Cl A	69,172	291,198	(360,370)	–	22

Totals	$ 69,172	$ 2,965,313	$ (2,845,544)	$ 188,941	$ 346

40	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 76.1%

Consumer Discretionary — 14.9%
Adelphia Communications (escrow security)
10.250%, 06/15/2011 (A)	$125	$ 1
7.875%, 01/15/2009 (A)	250	–
7.750%, 05/01/2009 (A)	75	–
Adelphia Communications (escrow security), Ser B
9.500%, 02/15/2004	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (B)	3,898	3,869
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	2,570	2,499
AMC Entertainment Holdings
5.875%, 11/15/2026 (B)	205	210
5.750%, 06/15/2025	3,265	3,383
AMC Networks
5.000%, 04/01/2024	2,615	2,640
4.750%, 12/15/2022	3,305	3,338
American Axle & Manufacturing
6.625%, 10/15/2022	685	709
6.250%, 03/15/2021	605	622
American Builders & Contractors Supply (B)
5.750%, 12/15/2023	1,055	1,105
5.625%, 04/15/2021	1,528	1,568
Aramark Services
4.750%, 06/01/2026	1,400	1,404
Argos Merger Sub
7.125%, 03/15/2023 (B)	2,900	2,846
Belo
7.750%, 06/01/2027	2,025	2,202
Bon-Ton Department Stores
8.000%, 06/15/2021	13,507	6,027
Boyd Gaming
6.875%, 05/15/2023	1,745	1,885
6.375%, 04/01/2026	2,650	2,865
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	632	648
Burger King Worldwide
6.000%, 04/01/2022 (B)	1,900	1,981
Cablevision Systems
5.875%, 09/15/2022	1,947	1,996
Caesars Entertainment Operating
11.250%, 06/01/2017 (A)	1,619	1,777
9.000%, 02/15/2020 (A)	4,908	5,518
8.500%, 02/15/2020 (A)	1,569	1,757
CBS Radio
7.250%, 11/01/2024 (B)	260	278
CCO Holdings LLC
5.875%, 04/01/2024 (B)	1,845	1,979
5.750%, 02/15/2026 (B)	2,860	3,060
5.500%, 05/01/2026 (B)	1,925	2,043
5.375%, 05/01/2025 (B)	5,703	5,974

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 02/15/2023	$2,000	$ 2,082
5.125%, 05/01/2023 (B)	710	737
CEC Entertainment
8.000%, 02/15/2022	1,901	2,001
Cedar Fair
5.375%, 06/01/2024	2,070	2,142
Cengage Learning
9.500%, 06/15/2024 (B)	5,265	4,739
Century Communities
6.875%, 05/15/2022 (B)	6,465	6,748
Charter Communications Operating LLC
4.908%, 07/23/2025	1,860	1,959
Chester Downs & Marina LLC
9.250%, 02/01/2020 (B)	4,130	4,153
Chinos Intermediate Holdings A, Cl A PIK
7.750%, 05/01/2019 (B)	761	325
Cinemark USA
5.125%, 12/15/2022	1,100	1,133
4.875%, 06/01/2023	1,420	1,456
Claire’s Stores
9.000%, 03/15/2019 (B)	2,235	1,022
8.875%, 03/15/2019 (A)	554	52
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	6,070	6,099
6.500%, 11/15/2022	5,550	5,722
ClubCorp Club Operations
8.250%, 12/15/2023 (B)	3,000	3,257
Cooper-Standard Automotive
5.625%, 11/15/2026 (B)	500	506
CSC Holdings LLC
8.625%, 02/15/2019	2,375	2,626
6.750%, 11/15/2021	1,000	1,097
5.250%, 06/01/2024	3,373	3,394
Cumulus Media Holdings
7.750%, 05/01/2019	5,505	1,899
Dana Financing Luxembourg
6.500%, 06/01/2026 (B)	565	600
Dana Holding
6.000%, 09/15/2023	1,650	1,739
5.500%, 12/15/2024	740	773
Diamond Resorts International
10.750%, 09/01/2024 (B)	765	811
DISH DBS
7.750%, 07/01/2026	360	421
6.750%, 06/01/2021	1,530	1,687
5.875%, 07/15/2022	7,059	7,571
5.875%, 11/15/2024	9,858	10,498
5.000%, 03/15/2023	5,920	6,083
Dollar Tree
5.750%, 03/01/2023	2,460	2,611

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EMI Music Publishing Group North America Holdings
7.625%, 06/15/2024 (B)	$2,053	$ 2,253
ESH Hospitality
5.250%, 05/01/2025 (B)	7,174	7,237
Ferrellgas
6.500%, 05/01/2021	1,350	1,320
Fiat Chrysler Automobiles
5.250%, 04/15/2023	775	803
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)	3,481	–
Goodyear Tire & Rubber
5.125%, 11/15/2023	285	296
5.000%, 05/31/2026	310	316
Gray Television
5.125%, 10/15/2024 (B)	4,145	4,093
Group 1 Automotive
5.250%, 12/15/2023 (B)	1,530	1,572
Guitar Center (B)
9.625%, 04/15/2020	7,915	5,758
6.500%, 04/15/2019	1,935	1,727
Hanesbrands
4.625%, 05/15/2024 (B)	455	451
HD Supply (B)
5.750%, 04/15/2024	845	894
5.250%, 12/15/2021	1,025	1,081
Hillman Group
6.375%, 07/15/2022 (B)	4,410	4,245
Hilton Domestic Operating
4.250%, 09/01/2024 (B)	4,970	4,915
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024 (B)	225	237
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	420	432
iHeartCommunications PIK
14.000%, 02/01/2021	6,952	2,659
iHeartCommunications
10.625%, 03/15/2023	1,305	1,083
9.000%, 12/15/2019	4,001	3,496
9.000%, 03/01/2021	1,120	907
9.000%, 09/15/2022	3,846	3,096
IHO Verwaltungs GmbH PIK
4.500%, 09/15/2023 (B)	380	378
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)(C)	7,723	7,028
International Game Technology (B)
6.500%, 02/15/2025	1,320	1,442
6.250%, 02/15/2022	1,120	1,210
Interval Acquisition
5.625%, 04/15/2023	3,810	3,934
Isle of Capri Casinos
5.875%, 03/15/2021	740	764

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jack Ohio Finance LLC
6.750%, 11/15/2021 (B)	$3,416	$ 3,544
Jacobs Entertainment
7.875%, 02/01/2024 (B)	680	699
JC Penney
6.375%, 10/15/2036	920	704
5.875%, 07/01/2023 (B)	2,744	2,749
KFC Holding (B)
5.250%, 06/01/2026	1,150	1,189
5.000%, 06/01/2024	1,150	1,180
L Brands
6.950%, 03/01/2033	1,174	1,125
6.875%, 11/01/2035	1,890	1,817
6.750%, 07/01/2036	3,935	3,783
5.625%, 02/15/2022	1,995	2,097
Landry’s
6.750%, 10/15/2024 (B)	3,518	3,659
Lear
5.375%, 03/15/2024	204	216
5.250%, 01/15/2025	810	863
Lee Enterprises
9.500%, 03/15/2022 (B)	2,170	2,284
Liberty Interactive LLC
8.250%, 02/01/2030	2,725	2,916
LIN Television
5.875%, 11/15/2022	1,089	1,127
Lions Gate Entertainment
5.875%, 11/01/2024 (B)	3,482	3,582
Live Nation Entertainment
4.875%, 11/01/2024 (B)	2,593	2,587
LTF Merger Sub
8.500%, 06/15/2023 (B)	4,653	4,932
M/I Homes
6.750%, 01/15/2021	1,775	1,864
McClatchy
9.000%, 12/15/2022	3,560	3,747
MGM Resorts International
7.750%, 03/15/2022	3,105	3,625
6.750%, 10/01/2020	350	386
6.625%, 12/15/2021	3,625	4,046
6.000%, 03/15/2023	4,761	5,190
5.250%, 03/31/2020	1,295	1,363
4.625%, 09/01/2026	2,000	1,960
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (B)	3,703	3,796
Monitronics International
9.125%, 04/01/2020	9,215	9,169
Neiman Marcus Group LLC PIK
8.750%, 10/15/2021 (B)	1,215	699
Neiman Marcus Group LLC
8.000%, 10/15/2021 (B)	1,545	969

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Netflix
4.375%, 11/15/2026 (B)	$1,858	$ 1,842
New Albertsons
8.700%, 05/01/2030	1,870	1,921
8.000%, 05/01/2031	7,373	7,318
7.750%, 06/15/2026	135	135
7.450%, 08/01/2029	3,095	3,041
Nexstar Broadcasting (B)
6.125%, 02/15/2022	1,610	1,684
5.625%, 08/01/2024	3,600	3,681
Nine West Holdings
8.250%, 03/15/2019 (B)	6,845	1,874
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	2,769	2,755
Pinnacle Entertainment
5.625%, 05/01/2024 (B)	1,100	1,119
PulteGroup
5.000%, 01/15/2027	1,452	1,451
Quebecor Media (escrow security)
0.000%, 11/15/2013 (A)	1,800	2
0.000%, 03/15/2016 (A)	2,175	3
Radio One (B)
9.250%, 02/15/2020	6,429	6,043
7.375%, 04/15/2022	7,646	7,933
Radio Systems
8.375%, 11/01/2019 (B)	1,830	1,905
RCN, Bridge Loan
0.000%, 10/18/2017	2,000	2,000
Regal Entertainment Group
5.750%, 03/15/2022	730	764
5.750%, 06/15/2023	395	411
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (B)	298	305
RSI Home Products
6.500%, 03/15/2023 (B)	1,590	1,653
Sally Holdings LLC
5.750%, 06/01/2022	380	391
5.625%, 12/01/2025	2,900	2,951
Schaeffler Finance
4.750%, 05/15/2023 (B)	865	890
Scientific Games International
10.000%, 12/01/2022	3,515	3,730
7.000%, 01/01/2022 (B)	3,506	3,730
Service International
7.500%, 04/01/2027	2,065	2,447
ServiceMaster LLC
5.125%, 11/15/2024 (B)	1,197	1,218
Silversea Cruise Finance
7.250%, 02/01/2025 (B)	3,910	4,076
Sinclair Television Group
6.125%, 10/01/2022	1,260	1,318
5.875%, 03/15/2026 (B)	365	375

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 08/01/2024 (B)	$3,850	$ 3,961
5.125%, 02/15/2027 (B)	2,366	2,277
Sirius XM Radio (B)
6.000%, 07/15/2024	1,240	1,321
5.750%, 08/01/2021	395	411
5.375%, 04/15/2025	9,415	9,603
5.375%, 07/15/2026	3,190	3,246
4.625%, 05/15/2023	1,100	1,125
Six Flags Entertainment
4.875%, 07/31/2024 (B)	1,505	1,520
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	2,460	2,534
Tegna (B)
5.500%, 09/15/2024	510	523
4.875%, 09/15/2021	565	576
Tempur Sealy International
5.625%, 10/15/2023	1,090	1,101
5.500%, 06/15/2026	825	810
Tenneco
5.000%, 07/15/2026	70	70
TI Group Automotive Systems LLC
8.750%, 07/15/2023 (B)	7,063	7,593
Time
5.750%, 04/15/2022 (B)	965	995
Townsquare Media
6.500%, 04/01/2023 (B)	1,621	1,593
Tribune Media
5.875%, 07/15/2022	5,665	5,785
TRU Taj LLC
12.000%, 08/15/2021 (B)	8	7
UCI International LLC
8.625%, 02/15/2019 (A)	1,645	419
Univision Communications
5.125%, 02/15/2025 (B)	6,915	6,820
Viking Cruises (B)
8.500%, 10/15/2022	3,000	3,135
6.250%, 05/15/2025	2,320	2,233
Vista Outdoor
5.875%, 10/01/2023	1,650	1,638
VTR Finance
6.875%, 01/15/2024 (B)	2,365	2,507
WMG Acquisition (B)
5.625%, 04/15/2022	495	515
4.875%, 11/01/2024	205	207
Wynn Las Vegas LLC
5.500%, 03/01/2025 (B)	3,270	3,344
Yum! Brands
6.875%, 11/15/2037	3,470	3,557
5.350%, 11/01/2043	180	155
ZF North America Capital (B)
4.750%, 04/29/2025	1,395	1,437

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/29/2022	$795	$ 826

		432,431

Consumer Staples — 4.0%
AdvancePierre Foods Holdings
5.500%, 12/15/2024 (B)	1,694	1,724
Albea Beauty Holdings
8.375%, 11/01/2019 (B)	1,185	1,235
Albertsons LLC (B)
6.625%, 06/15/2024	1,590	1,686
5.750%, 03/15/2025	2,215	2,219
AMN Healthcare
5.125%, 10/01/2024 (B)	3,995	4,065
Ashtead Capital (B)
6.500%, 07/15/2022	4,540	4,749
5.625%, 10/01/2024	390	413
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	3,022	2,954
Bumble Bee Holdings
9.000%, 12/15/2017 (B)	934	930
Central Garden & Pet
6.125%, 11/15/2023	745	795
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	1,022	1,071
Cott Beverages
5.375%, 07/01/2022	1,730	1,773
CVS Health
5.000%, 12/01/2024	800	874
Energizer Holdings
5.500%, 06/15/2025 (B)	1,170	1,208
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	800	822
Fresh Market
9.750%, 05/01/2023 (B)	3,107	2,594
Global A&T Electronics
10.000%, 02/01/2019 (A)(B)	415	286
Harland Clarke Holdings
9.250%, 03/01/2021 (B)	9,356	9,029
Herc Rentals (B)
7.750%, 06/01/2024	1,225	1,347
7.500%, 06/01/2022	720	778
HRG Group
7.750%, 01/15/2022	2,546	2,680
KeHE Distributors LLC
7.625%, 08/15/2021 (B)	1,900	1,905
Lamb Weston Holdings (B)
4.875%, 11/01/2026	1,796	1,824
4.625%, 11/01/2024	1,796	1,827
Laureate Education
10.000%, 09/01/2019 (B)	3,225	3,374
Nature’s Bounty
7.625%, 05/15/2021 (B)	1,300	1,373

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (B)	$5,950	$ 5,310
Post Holdings (B)
8.000%, 07/15/2025	595	671
7.750%, 03/15/2024	2,535	2,814
6.750%, 12/01/2021	155	166
5.500%, 03/01/2025	515	525
5.000%, 08/15/2026	2,475	2,393
Prestige Brands
5.375%, 12/15/2021 (B)	1,755	1,808
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (B)	12,014	13,140
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (B)	615	633
Rite Aid
7.700%, 02/15/2027	3,225	3,854
6.875%, 12/15/2028 (B)	210	239
6.125%, 04/01/2023 (B)	6,757	7,160
Spectrum Brands
6.625%, 11/15/2022	1,115	1,179
6.125%, 12/15/2024	1,930	2,054
5.750%, 07/15/2025	1,285	1,365
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/2023 (B)	1,790	1,830
SuperValu
6.750%, 06/01/2021	5,325	5,312
Team Health Holdings
6.375%, 02/01/2025 (B)	5,170	5,144
TreeHouse Foods
6.000%, 02/15/2024 (B)	415	437
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)	8,925	7,107

		116,676

Energy — 11.1%
Alta Mesa Holdings
7.875%, 12/15/2024 (B)	3,471	3,671
American Greetings
7.875%, 02/15/2025 (B)	145	152
Antero Midstream Partners
5.375%, 09/15/2024 (B)	525	533
Antero Resources
5.625%, 06/01/2023	500	506
5.125%, 12/01/2022	325	327
Antero Resources Finance
5.375%, 11/01/2021	435	445
Archrock Partners
6.000%, 04/01/2021	525	525
Atwood Oceanics
6.500%, 02/01/2020	1,238	1,117
Berry Petroleum LLC
6.750%, 11/01/2020 (A)	1,408	859

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, 09/15/2022 (A)	$2,999	$ 1,829
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	9,300	9,463
Calfrac Holdings
7.500%, 12/01/2020 (B)	5,809	5,359
California Resources
8.000%, 12/15/2022 (B)	8,280	7,079
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,385	2,063
Carrizo Oil & Gas
6.250%, 04/15/2023	270	273
CHC Helicopter
9.250%, 10/15/2020 (A)	501	266
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025 (B)	3,281	3,470
Chesapeake Energy
8.000%, 12/15/2022 (B)	3,885	4,108
8.000%, 01/15/2025 (B)	10,266	10,189
6.875%, 11/15/2020	525	520
Cloud Peak Energy Resources LLC
12.000%, 11/01/2021	1,027	1,119
Comstock Resources PIK
10.000%, 03/15/2020	2,271	2,351
Concho Resources
5.500%, 10/01/2022	905	937
5.500%, 04/01/2023	1,655	1,713
Consol Energy
5.875%, 04/15/2022	5,364	5,230
Continental Resources
5.000%, 09/15/2022	1,340	1,367
4.500%, 04/15/2023	2,847	2,790
Contura Energy
10.000%, 08/01/2021 (B)	2,674	2,875
Crestwood Midstream Partners
6.250%, 04/01/2023	555	576
6.125%, 03/01/2022	535	553
CSI Compressco
7.250%, 08/15/2022	215	207
DCP Midstream Operating
5.850%, 05/21/2043 (B)(D)	967	904
Denbury Resources
9.000%, 05/15/2021 (B)	935	1,007
5.500%, 05/01/2022	435	359
4.625%, 07/15/2023	1,573	1,227
Enable Midstream Partners
3.900%, 05/15/2024	2,276	2,228
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	2,148	2,234
Energy Transfer Equity
7.500%, 10/15/2020	341	383
5.875%, 01/15/2024	2,435	2,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EnLink Midstream Partners
5.050%, 04/01/2045	$2,303	$ 2,195
4.400%, 04/01/2024	805	819
Ensco
8.000%, 01/31/2024 (B)	1,700	1,742
5.750%, 10/01/2044	4,405	3,436
EP Energy LLC
9.375%, 05/01/2020	963	941
8.000%, 11/29/2024 (B)	645	684
8.000%, 02/15/2025 (B)	1,981	1,932
7.750%, 09/01/2022	375	326
Extraction Oil & Gas Holdings LLC
7.875%, 07/15/2021 (B)	3,255	3,467
FTS International
8.463%, 06/15/2020 (B)(D)	1,613	1,661
6.250%, 05/01/2022	6,005	5,675
Genesis Energy
6.750%, 08/01/2022	3,531	3,681
6.000%, 05/15/2023	2,294	2,323
5.750%, 02/15/2021	370	375
5.625%, 06/15/2024	900	898
Gibson Energy
6.750%, 07/15/2021 (B)	5,550	5,758
Gulfport Energy
6.000%, 10/15/2024 (B)	2,213	2,202
Halcon Resources (B)
8.625%, 02/01/2020	255	267
6.750%, 02/15/2025	5,015	4,965
Hiland Partners Holdings LLC
5.500%, 05/15/2022 (B)	2,049	2,141
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)(B)	500	180
Jones Energy Holdings LLC
9.250%, 03/15/2023	3,733	3,808
Jupiter Resources
8.500%, 10/01/2022 (B)	6,610	5,685
Laredo Petroleum
7.375%, 05/01/2022	1,585	1,640
Linn Energy LLC
6.250%, 11/01/2019 (A)	5,110	2,517
McDermott International
8.000%, 05/01/2021 (B)	3,645	3,763
MEG Energy (B)
7.000%, 03/31/2024	2,260	2,034
6.500%, 03/15/2021	326	333
6.500%, 01/15/2025	5,690	5,562
6.375%, 01/30/2023	3,200	2,840
Memorial Production Partners
7.625%, 05/01/2021 (A)	1,500	619
6.875%, 08/01/2022 (A)	6,775	2,778
Midstates Petroleum
10.750%, 10/01/2020 (A)	3,459	34

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
10.000%, 06/01/2020 (A)	$1,250	$ 1,025
9.250%, 06/01/2021 (A)	485	5
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,950	687
MPLX
5.500%, 02/15/2023	970	1,012
4.875%, 12/01/2024	355	378
Murphy Oil
6.875%, 08/15/2024	600	642
Murray Energy
11.250%, 04/15/2021 (B)	2,296	1,802
Nabors Industries
5.500%, 01/15/2023 (B)	245	253
Newfield Exploration
5.750%, 01/30/2022	985	1,051
5.625%, 07/01/2024	1,325	1,418
5.375%, 01/01/2026	1,385	1,444
NGL Energy Partners (B)
7.500%, 11/01/2023	3,830	4,031
6.125%, 03/01/2025	1,305	1,302
Noble Holding International
7.750%, 01/15/2024	10,899	10,599
5.250%, 03/16/2018	3,260	3,281
Northern Oil and Gas
8.000%, 06/01/2020	1,837	1,640
Oasis Petroleum
6.875%, 03/15/2022	1,145	1,165
6.875%, 01/15/2023	990	1,004
6.500%, 11/01/2021	415	422
Parker Drilling
6.750%, 07/15/2022	7,189	6,650
Parsley Energy LLC (B)
5.375%, 01/15/2025	3,305	3,354
5.250%, 08/15/2025	1,175	1,187
PBF Holding LLC
7.000%, 11/15/2023	1,073	1,078
PDC Energy
7.750%, 10/15/2022	1,000	1,057
6.125%, 09/15/2024 (B)	357	369
Peabody Energy
6.250%, 11/15/2021 (A)	660	290
Peabody Securities Finance (B)
6.375%, 03/31/2025	1,718	1,752
6.000%, 03/31/2022	1,598	1,630
Permian Resources LLC
8.000%, 06/15/2020 (B)	2,628	2,608
Precision Drilling
7.750%, 12/15/2023 (B)	896	970
Pride International
7.875%, 08/15/2040	430	400
Range Resources
5.000%, 08/15/2022 (B)	155	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 03/15/2023 (B)	$40	$ 39
4.875%, 05/15/2025	415	393
Regency Energy Partners
5.500%, 04/15/2023	550	570
Rose Rock Midstream
5.625%, 07/15/2022	5,980	5,875
5.625%, 11/15/2023	2,085	2,033
Rowan
7.375%, 06/15/2025	4,028	4,179
5.850%, 01/15/2044	3,809	3,123
RSP Permian
6.625%, 10/01/2022	340	360
5.250%, 01/15/2025 (B)	260	266
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,385	1,562
5.875%, 06/30/2026 (B)	320	359
5.750%, 05/15/2024	3,515	3,891
5.625%, 04/15/2023	1,070	1,177
Sanchez Energy
7.750%, 06/15/2021	150	154
6.125%, 01/15/2023	635	609
SandRidge Energy
8.750%, 01/15/2020	280	–
8.750%, 06/01/2020	3,366	–
8.125%, 10/15/2022	2,535	–
7.500%, 02/15/2023	4,790	–
SESI LLC
7.125%, 12/15/2021	6,912	7,102
Seventy Seven Energy
6.500%, 07/15/2022 (A)	395	–
Seventy Seven Operating LLC
6.625%, 11/15/2019 (A)	2,787	–
SM Energy
6.750%, 09/15/2026	1,787	1,818
6.500%, 01/01/2023	425	426
6.125%, 11/15/2022	628	633
5.625%, 06/01/2025	405	383
Southwestern Energy
4.950%, 01/23/2025	4,580	4,397
4.100%, 03/15/2022	630	561
Summit Midstream Holdings LLC
5.750%, 04/15/2025	5,670	5,755
5.500%, 08/15/2022	2,330	2,359
Targa Resources Partners
6.750%, 03/15/2024	3,320	3,627
5.250%, 05/01/2023	1,000	1,033
5.125%, 02/01/2025 (B)	250	260
4.250%, 11/15/2023	4,609	4,574
Tesoro Logistics
6.375%, 05/01/2024	465	505
6.250%, 10/15/2022	355	380
6.125%, 10/15/2021	540	564

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 10/01/2020	$969	$ 999
5.250%, 01/15/2025	395	416
Transocean
9.100%, 12/15/2041	1,150	1,136
9.000%, 07/15/2023 (B)	3,300	3,556
7.500%, 04/15/2031	2,864	2,606
5.550%, 10/15/2022	6,630	6,199
Tullow Oil
6.000%, 11/01/2020 (B)	722	680
Tullow Oil PLC
6.250%, 04/15/2022 (B)	1,342	1,251
Unit
6.625%, 05/15/2021	2,719	2,712
Weatherford International
9.875%, 02/15/2024 (B)	190	220
8.250%, 06/15/2023	3,509	3,807
6.750%, 09/15/2040	2,855	2,598
5.950%, 04/15/2042	3,865	3,237
Western Refining Logistics
7.500%, 02/15/2023	1,565	1,698
Whiting Petroleum
6.250%, 04/01/2023	5,302	5,315
5.750%, 03/15/2021	1,475	1,468
5.000%, 03/15/2019	2,481	2,503
WildHorse Resource Development
6.875%, 02/01/2025 (B)	2,495	2,464
Williams
7.500%, 01/15/2031	260	306
4.550%, 06/24/2024	1,193	1,211
WPX Energy
8.250%, 08/01/2023	1,090	1,221
6.000%, 01/15/2022	510	521

		320,461

Financials — 4.8%
Ally Financial
8.000%, 11/01/2031	500	615
5.750%, 11/20/2025	3,990	4,215
5.125%, 09/30/2024	7,719	8,173
4.625%, 05/19/2022	1,150	1,196
4.625%, 03/30/2025	1,540	1,575
4.250%, 04/15/2021	710	732
4.125%, 03/30/2020	900	930
3.500%, 01/27/2019	995	1,012
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,985
Aventine (escrow security)
0.000%, 10/15/2049 (A)(E)(F)(G)	2,600	–
Bank of America (D)
8.000%, 12/29/2049	2,945	3,048
6.500%, 12/31/2049	3,435	3,752
5.125%, 12/31/2049	1,947	1,969

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BCD Acquisition
9.625%, 09/15/2023 (B)	$1,370	$ 1,483
Care Capital Properties
5.125%, 08/15/2026	1,311	1,283
CIT Group
5.500%, 02/15/2019 (B)	1,671	1,761
Citigroup (D)
6.250%, 12/29/2049	1,235	1,344
5.950%, 12/29/2049	1,950	2,051
5.950%, 12/31/2049	85	89
5.875%, 12/29/2049	85	88
5.800%, 11/29/2049	160	166
City National Bank
9.000%, 08/12/2019	4,062	4,650
CNG Holdings
9.375%, 05/15/2020 (B)	1,300	1,175
Communications Sales & Leasing
7.125%, 12/15/2024 (B)	430	443
Credit Acceptance
7.375%, 03/15/2023	5,395	5,564
6.125%, 02/15/2021	640	648
Credit Suisse Group
7.500%, 12/11/2048 (B)(D)	1,365	1,478
FBM Finance
8.250%, 08/15/2021 (B)	1,040	1,113
First Data
5.375%, 08/15/2023 (B)	2,296	2,388
HUB International (B)
9.250%, 02/15/2021	1,710	1,774
7.875%, 10/01/2021	5,470	5,785
Infinity Acquisition LLC
7.250%, 08/01/2022 (B)	805	709
Intelsat Connect Finance
12.500%, 04/01/2022 (B)	308	269
James Hardie International Finance
5.875%, 02/15/2023 (B)	2,515	2,609
Jefferies Finance LLC
6.875%, 04/15/2022 (B)	3,785	3,681
JPMorgan Chase (D)
7.900%, 04/29/2049	1,967	2,046
6.750%, 08/29/2049	3,515	3,893
6.000%, 12/29/2049	4,870	5,101
5.150%, 12/29/2049	395	396
Lloyds Banking Group
7.500%, 12/01/2099 (D)	3,250	3,449
Mattamy Group
6.500%, 11/15/2020 (B)	1,635	1,680
MGIC Investment
5.750%, 08/15/2023	3,025	3,199
MGM Growth Properties Operating Partnership (B)
5.625%, 05/01/2024	5,395	5,705

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 09/01/2026	$3,725	$ 3,623
Millennium (escrow security)
7.625%, 11/15/2026 (A)	200	–
MSCI (B)
5.750%, 08/15/2025	918	977
5.250%, 11/15/2024	1,670	1,758
4.750%, 08/01/2026	1,270	1,277
National Life Insurance
10.500%, 09/15/2039 (B)	1,100	1,658
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,000	1,022
6.500%, 06/01/2022	1,982	1,997
Navient
7.250%, 09/25/2023	3,267	3,349
6.625%, 07/26/2021	6,715	7,000
Opal Acquisition
8.875%, 12/15/2021 (B)	2,480	2,158
Popular
7.000%, 07/01/2019	2,718	2,840
Royal Bank of Scotland Group
8.000%, 12/29/2049 (D)	2,020	2,022
5.125%, 05/28/2024	780	790
Springleaf Finance
7.750%, 10/01/2021	2,050	2,186
Starwood Property Trust
5.000%, 12/15/2021 (B)	3,304	3,432
USI
7.750%, 01/15/2021 (B)	1,690	1,726
Voya Financial
5.650%, 05/15/2053 (D)	2,050	2,096
Wells Fargo
7.980%, 03/29/2049 (D)	1,950	2,052
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,000	1,865

		139,050

Health Care — 8.2%
21st Century Oncology PIK
11.000%, 05/01/2023 (A)(B)	870	579
Acadia Healthcare
6.125%, 03/15/2021	1,100	1,127
5.125%, 07/01/2022	2,080	2,096
Alere
6.500%, 06/15/2020	230	231
6.375%, 07/01/2023 (B)	2,770	2,812
Aurora Diagnostics Holdings LLC
10.750%, 01/15/2018	7,670	6,683
BioScrip
8.875%, 02/15/2021	4,542	3,645
Centene
6.125%, 02/15/2024	985	1,069
4.750%, 01/15/2025	8,314	8,553

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CHS
8.000%, 11/15/2019	$2,791	$ 2,728
6.875%, 02/01/2022	2,300	2,018
Concordia International (B)
9.500%, 10/21/2022	3,569	1,552
9.000%, 04/01/2022	353	311
DaVita
5.125%, 07/15/2024	4,405	4,496
5.000%, 05/01/2025	5,808	5,844
DJO Finco
8.125%, 06/15/2021 (B)	5,023	4,445
Endo
6.000%, 07/15/2023 (B)	3,761	3,460
Endo Finance LLC
6.500%, 02/01/2025 (B)	2,862	2,558
Envision Healthcare
6.250%, 12/01/2024 (B)	3,628	3,846
5.625%, 07/15/2022	3,710	3,863
Grifols Worldwide Operations
5.250%, 04/01/2022	3,365	3,491
HCA
7.500%, 02/15/2022	5,620	6,484
5.875%, 05/01/2023	5,840	6,351
5.875%, 02/15/2026	4,435	4,757
5.375%, 02/01/2025	14,686	15,365
5.250%, 04/15/2025	8,378	8,933
5.250%, 06/15/2026	2,869	3,031
4.500%, 02/15/2027	685	683
HealthSouth
5.750%, 11/01/2024	855	872
5.750%, 09/15/2025	1,571	1,591
5.125%, 03/15/2023	620	620
Hill-Rom Holdings (B)
5.750%, 09/01/2023	4,265	4,457
5.000%, 02/15/2025	165	166
Hologic
5.250%, 07/15/2022 (B)	980	1,022
IASIS Healthcare LLC
8.375%, 05/15/2019	4,921	4,810
inVentiv Group Holdings
7.500%, 10/01/2024 (B)	1,295	1,353
Kindred Healthcare
8.750%, 01/15/2023	1,685	1,637
8.000%, 01/15/2020	1,895	1,914
6.375%, 04/15/2022	5,620	5,191
Kinetic Concepts
7.875%, 02/15/2021 (B)	580	625
LifePoint Health
5.500%, 12/01/2021	1,647	1,714
Mallinckrodt International Finance
5.750%, 08/01/2022 (B)	285	279
5.625%, 10/15/2023 (B)	1,300	1,248

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 04/15/2025 (B)	$2,694	$ 2,505
4.750%, 04/15/2023	6,748	6,006
Molina Healthcare
5.375%, 11/15/2022	3,602	3,728
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (B)	1,724	1,858
Prestige Brands
6.375%, 03/01/2024 (B)	330	350
Quintiles IMS
4.875%, 05/15/2023 (B)	2,680	2,757
Quorum Health
11.625%, 04/15/2023 (B)	867	830
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (B)	3,592	3,861
Select Medical
6.375%, 06/01/2021	7,690	7,738
Tenet Healthcare
8.125%, 04/01/2022	8,675	9,087
8.000%, 08/01/2020	1,810	1,851
7.500%, 01/01/2022 (B)	1,180	1,277
6.750%, 06/15/2023	10,125	10,036
6.000%, 10/01/2020	550	583
5.500%, 03/01/2019	2,704	2,731
4.500%, 04/01/2021	755	765
4.463%, 06/15/2020 (D)	733	742
Valeant Pharmaceuticals International (B)
7.250%, 07/15/2022	2,095	1,885
7.000%, 10/01/2020	4,648	4,323
6.750%, 08/15/2021	1,165	1,037
5.875%, 05/15/2023	2,655	2,160
5.500%, 03/01/2023	3,605	2,907
5.375%, 03/15/2020	9,403	8,427
Valeant Pharmaceuticals International (escrow security) (B)
7.500%, 07/15/2021	18,909	17,372
6.750%, 08/15/2018	1,155	1,138
Vizient
10.375%, 03/01/2024 (B)	1,387	1,588

		236,052

Industrials — 7.0%
ACCO Brands
5.250%, 12/15/2024 (B)	490	496
Actuant
5.625%, 06/15/2022	4,174	4,304
ADT
3.500%, 07/15/2022	1,540	1,461
AECOM
5.875%, 10/15/2024	445	486
5.750%, 10/15/2022	175	185
AerCap Ireland Capital
4.625%, 10/30/2020	420	448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Medical Group Holdings
6.375%, 05/15/2023 (B)	$5,493	$ 5,342
Aircastle
7.625%, 04/15/2020	720	816
5.000%, 04/01/2023	370	390
Allegion
5.875%, 09/15/2023	645	690
Allegion US Holding
5.750%, 10/01/2021	255	267
Allison Transmission
5.000%, 10/01/2024 (B)	4,094	4,166
Apex Tool Group LLC
7.000%, 02/01/2021 (B)	2,165	2,078
Arconic
5.900%, 02/01/2027	295	316
ARD Finance PIK
7.125%, 09/15/2023 (B)	856	893
Ardagh Packaging Finance (B)
7.250%, 05/15/2024	6,856	7,473
6.750%, 01/31/2021	235	244
6.000%, 06/30/2021	4,814	4,994
6.000%, 02/15/2025	3,520	3,617
4.250%, 09/15/2022	1,350	1,370
3.963%, 12/15/2019 (D)	171	174
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (B)	1,275	1,296
5.500%, 04/01/2023	4,769	4,769
Beacon Roofing Supply
6.375%, 10/01/2023	1,345	1,454
BMC East LLC
5.500%, 10/01/2024 (B)	2,195	2,261
Bombardier (B)
7.500%, 03/15/2025	1,605	1,669
6.000%, 10/15/2022	6,850	6,859
Builders FirstSource
5.625%, 09/01/2024 (B)	4,735	4,871
BWAY Holding
9.125%, 08/15/2021 (B)	2,104	2,283
Cenveo (B)
8.500%, 09/15/2022	5,190	3,464
6.000%, 08/01/2019	4,160	3,536
CEVA Group
7.000%, 03/01/2021 (B)	950	846
Clean Harbors
5.250%, 08/01/2020	1,035	1,057
5.125%, 06/01/2021	380	389
Cloud Crane LLC
10.125%, 08/01/2024 (B)	4,558	5,002
CNH Industrial Capital LLC
4.875%, 04/01/2021	1,060	1,111
4.375%, 11/06/2020	815	847

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FGI Operating LLC
7.875%, 05/01/2020	$1,590	$ 1,304
Flex Acquisition
6.875%, 01/15/2025 (B)	1,459	1,492
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,955	3,036
Gardner Denver
6.875%, 08/15/2021 (B)	420	433
Gates Global LLC
6.000%, 07/15/2022 (B)	980	987
GCP Applied Technologies
9.500%, 02/01/2023 (B)	2,108	2,392
General Cable
5.750%, 10/01/2022	1,535	1,504
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,470	1,466
Grinding Media
7.375%, 12/15/2023 (B)	748	800
H&E Equipment Services
7.000%, 09/01/2022	1,145	1,205
Hertz
7.375%, 01/15/2021	610	610
6.250%, 10/15/2022	2,400	2,292
5.500%, 10/15/2024 (B)	1,300	1,173
Icahn Enterprises
6.750%, 02/01/2024 (B)	1,630	1,691
6.250%, 02/01/2022 (B)	2,590	2,674
6.000%, 08/01/2020	3,400	3,536
5.875%, 02/01/2022	3,813	3,894
IHS Markit
4.750%, 02/15/2025 (B)	1,145	1,180
International Lease Finance
4.625%, 04/15/2021	180	191
Jack Cooper Enterprises PIK
10.500%, 03/15/2019 (B)	602	54
Jack Cooper Holdings
9.250%, 06/01/2020	1,510	574
KLX
5.875%, 12/01/2022 (B)	3,155	3,321
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,057	1,035
Manitowoc Foodservice
9.500%, 02/15/2024	360	416
Masonite International
5.625%, 03/15/2023 (B)	1,850	1,910
New Enterprise Stone & Lime
11.000%, 09/01/2018	695	692
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	6,844	7,049
Nielsen Luxembourg (B)
5.500%, 10/01/2021	300	312
5.000%, 02/01/2025	6,500	6,549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Novelis (B)
6.250%, 08/15/2024	$360	$ 381
5.875%, 09/30/2026	1,835	1,888
Oshkosh
5.375%, 03/01/2022	575	599
5.375%, 03/01/2025	480	497
PaperWorks Industries
9.500%, 08/15/2019 (B)	3,846	3,183
Park Aerospace Holdings (B)
5.500%, 02/15/2024	1,210	1,265
5.250%, 08/15/2022	2,140	2,231
Reynolds Group Issuer
7.000%, 07/15/2024 (B)	1,270	1,366
6.875%, 02/15/2021	146	150
5.750%, 10/15/2020	1,495	1,540
RR Donnelley & Sons
7.625%, 06/15/2020	1,297	1,385
6.000%, 04/01/2024	3,780	3,657
Sensata Technologies (B)
5.000%, 10/01/2025	2,980	3,024
4.875%, 10/15/2023	1,400	1,430
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	3,030	3,265
SPX FLOW (B)
5.875%, 08/15/2026	1,097	1,114
5.625%, 08/15/2024	917	942
Standard Industries (B)
6.000%, 10/15/2025	516	548
5.500%, 02/15/2023	245	255
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	6,825	7,269
Summit Materials LLC
6.125%, 07/15/2023	894	930
Terex
6.500%, 04/01/2020	975	994
5.625%, 02/01/2025 (B)	490	503
TransDigm
6.500%, 07/15/2024	915	940
6.500%, 05/15/2025 (B)	2,560	2,621
6.375%, 06/15/2026 (B)	929	938
Triumph Group
4.875%, 04/01/2021	1,345	1,281
United Rentals North America
7.625%, 04/15/2022	229	239
6.125%, 06/15/2023	1,020	1,072
5.875%, 09/15/2026	3,565	3,752
5.750%, 11/15/2024	2,780	2,953
5.500%, 07/15/2025	805	849
5.500%, 05/15/2027	620	634
Vertiv Group
9.250%, 10/15/2024 (B)	126	135

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
West
5.375%, 07/15/2022 (B)	$1,150	$ 1,105
Xerium Technologies
9.500%, 08/15/2021	5,435	5,489
XPO Logistics (B)
6.500%, 06/15/2022	1,240	1,302
6.125%, 09/01/2023	1,050	1,103
Zekelman Industries
9.875%, 06/15/2023 (B)	3,620	4,091

		202,616

Information Technology — 6.4%
ACI Worldwide
6.375%, 08/15/2020 (B)	830	857
Alliance Data Systems MTN
5.875%, 11/01/2021 (B)	1,778	1,840
Alliance Data Systems
5.375%, 08/01/2022 (B)	1,542	1,534
Amkor Technology
6.625%, 06/01/2021	1,215	1,241
6.375%, 10/01/2022	3,050	3,160
Anixter
5.500%, 03/01/2023	1,390	1,456
5.125%, 10/01/2021	3,432	3,586
Aspect Software
3.000%, 05/23/2023	402	188
Bankrate
6.125%, 08/15/2018 (B)	3,170	3,202
Belden
5.500%, 09/01/2022 (B)	1,425	1,470
BMC Software Finance
8.125%, 07/15/2021 (B)	8,716	8,847
Camelot Finance
7.875%, 10/15/2024 (B)	99	105
Cardtronics
5.125%, 08/01/2022	3,676	3,722
CDW LLC
5.500%, 12/01/2024	1,650	1,732
5.000%, 09/01/2023	2,250	2,318
5.000%, 09/01/2025	1,340	1,359
Cimpress
7.000%, 04/01/2022 (B)	1,078	1,116
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (B)	3,665	3,922
Diamond 1 Finance (B)
8.350%, 07/15/2046	3,400	4,434
8.100%, 07/15/2036	2,775	3,501
7.125%, 06/15/2024	8,362	9,239
6.020%, 06/15/2026	5,160	5,674
5.875%, 06/15/2021	1,306	1,382
5.450%, 06/15/2023	1,350	1,459

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Donnelley Financial Solutions
8.250%, 10/15/2024 (B)	$1,871	$ 1,941
Entegris
6.000%, 04/01/2022 (B)	4,015	4,186
First Data (B)
7.000%, 12/01/2023	5,124	5,508
5.750%, 01/15/2024	7,035	7,290
5.000%, 01/15/2024	4,690	4,790
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (B)	2,704	2,941
Harland Clarke Holdings
8.375%, 08/15/2022 (B)	1,870	1,932
Hughes Satellite Systems (B)
6.625%, 08/01/2026	200	208
5.250%, 08/01/2026	2,360	2,398
Infor Software Parent LLC PIK
7.125%, 05/01/2021 (B)	1,665	1,711
Infor US
6.500%, 05/15/2022	2,990	3,110
Informatica LLC
7.125%, 07/15/2023 (B)	3,526	3,406
MagnaChip Semiconductor
6.625%, 07/15/2021	1,170	1,065
5.000%, 03/01/2021 (B)	500	575
Micron Technology (B)
7.500%, 09/15/2023	5,380	5,999
5.250%, 08/01/2023	3,935	3,969
5.250%, 01/15/2024	1,965	1,990
Microsemi
9.125%, 04/15/2023 (B)	1,105	1,273
NCR
5.000%, 07/15/2022	2,731	2,796
NeuStar
4.500%, 01/15/2023	2,365	2,436
Nuance Communications
5.625%, 12/15/2026 (B)	3,090	3,156
NXP (B)
5.750%, 02/15/2021	1,125	1,158
5.750%, 03/15/2023	905	955
4.625%, 06/01/2023	2,591	2,759
4.125%, 06/01/2021	1,563	1,623
3.875%, 09/01/2022	2,000	2,047
Open Text
5.875%, 06/01/2026 (B)	2,358	2,476
Plantronics
5.500%, 05/31/2023 (B)	4,913	5,001
Quintiles IMS
5.000%, 10/15/2026 (B)	5,955	6,044
Rackspace
8.625%, 11/15/2024 (B)	1,220	1,286
Riverbed Technology
8.875%, 03/01/2023 (B)	1,530	1,633

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RP Crown Parent LLC
7.375%, 10/15/2024 (B)	$415	$ 436
Sabre Global (B)
5.375%, 04/15/2023	895	911
5.250%, 11/15/2023	7,488	7,600
Sensata Technologies
5.625%, 11/01/2024 (B)	200	211
Solera LLC
10.500%, 03/01/2024 (B)	1,400	1,596
Symantec
5.000%, 04/15/2025 (B)	4,840	4,968
VeriSign
4.625%, 05/01/2023	2,777	2,833
Veritas US
7.500%, 02/01/2023 (B)	2,634	2,792
Western Digital
10.500%, 04/01/2024	2,736	3,201
7.375%, 04/01/2023 (B)	1,665	1,827
WEX
4.750%, 02/01/2023 (B)	1,564	1,556
Zebra Technologies
7.250%, 10/15/2022	2,260	2,446

		185,383

Materials — 5.2%
AK Steel
7.500%, 07/15/2023	1,850	2,021
Alcoa Nederland Holding (B)
7.000%, 09/30/2026	1,244	1,365
6.750%, 09/30/2024	977	1,063
Aleris International
9.500%, 04/01/2021 (B)	2,776	2,970
7.875%, 11/01/2020	452	447
Allegheny Technologies
9.375%, 06/01/2019	2,155	2,379
7.875%, 08/15/2023	2,700	2,788
Alpha 3
6.250%, 02/01/2025 (B)	6,400	6,400
Ashland LLC
4.750%, 08/15/2022	2,415	2,506
Axalta Coating Systems LLC
4.875%, 08/15/2024 (B)	275	280
Ball
5.250%, 07/01/2025	4,774	5,066
Berry Plastics
6.000%, 10/15/2022	265	281
Blue Cube Spinco
10.000%, 10/15/2025	1,295	1,573
9.750%, 10/15/2023	5,115	6,100
BlueScope Steel Finance
6.500%, 05/15/2021 (B)	940	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boart Longyear Management (B)
10.000%, 10/01/2018	$2,500	$ 1,875
7.000%, 04/01/2021	4,040	404
Boise Cascade
5.625%, 09/01/2024 (B)	747	764
CF Industries
5.150%, 03/15/2034	580	551
3.450%, 06/01/2023	2,504	2,326
Chemours
7.000%, 05/15/2025	75	81
6.625%, 05/15/2023	1,530	1,624
Cliffs Natural Resources
8.250%, 03/31/2020 (B)	971	1,061
Compass Minerals International
4.875%, 07/15/2024 (B)	1,931	1,883
Constellium (B)
7.875%, 04/01/2021	2,750	2,977
6.625%, 03/01/2025	640	637
5.750%, 05/15/2024	950	900
Cornerstone Chemical
9.375%, 03/15/2018 (B)	8,320	8,424
CVR Partners
9.250%, 06/15/2023 (B)	1,966	2,104
Eldorado
6.125%, 12/15/2020 (B)	1,350	1,387
First Quantum Minerals (B)
7.250%, 10/15/2019	4,590	4,733
6.750%, 02/15/2020	3,750	3,844
Freeport-McMoRan
6.500%, 11/15/2020 (B)	574	590
5.400%, 11/14/2034	1,360	1,193
4.550%, 11/14/2024	270	253
3.875%, 03/15/2023	5,984	5,505
Freeport-McMoRan Oil & Gas LLC
5.450%, 03/15/2043	6,245	5,339
Hecla Mining
6.875%, 05/01/2021	2,875	2,968
Hexion
10.375%, 02/01/2022 (B)	249	256
10.000%, 04/15/2020	2,213	2,230
Hexion US Finance
8.875%, 02/01/2018	905	906
6.625%, 04/15/2020	5,053	4,700
Hudbay Minerals (B)
7.625%, 01/15/2025	372	406
7.250%, 01/15/2023	616	658
Huntsman International LLC
5.125%, 11/15/2022	1,830	1,921
Ineos Group Holdings
5.875%, 02/15/2019 (B)	2,578	2,616
INEOS Group Holdings
5.625%, 08/01/2024 (B)	1,985	2,024

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kaiser Aluminum
5.875%, 05/15/2024	$1,588	$ 1,667
Kraton Polymers LLC
10.500%, 04/15/2023 (B)	870	985
LSB Industries
7.750%, 08/01/2019 (C)	1,403	1,371
Mirabela Nickel
1.000%, 07/31/2044	23	–
New Gold (B)
7.000%, 04/15/2020	1,425	1,450
6.250%, 11/15/2022	4,158	4,210
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	385	–
NOVA Chemicals
5.000%, 05/01/2025 (B)	6,377	6,457
Owens-Brockway Glass Container (B)
6.375%, 08/15/2025	815	885
5.875%, 08/15/2023	1,696	1,821
Perstorp Holding
8.500%, 06/30/2021 (B)	3,624	3,801
Platform Specialty Products
6.500%, 02/01/2022 (B)	5,995	6,265
Reichhold Holdings (E)
15.000%, 03/31/2018	632	632
12.000%, 03/31/2018	1,034	1,035
Reichhold Industries
12.000%, 03/31/2018 (E)	385	385
9.000%, 05/08/2017 (A)(B)	1,056	–
Scotts Miracle-Gro
6.000%, 10/15/2023	915	975
5.250%, 12/15/2026 (B)	340	347
Sealed Air
5.125%, 12/01/2024 (B)	500	522
Teck Resources (B)
8.500%, 06/01/2024	259	302
8.000%, 06/01/2021	259	289
TPC Group
8.750%, 12/15/2020 (B)	5,316	4,997
Trinseo Materials
6.750%, 05/01/2022 (B)	400	423
Tronox Finance LLC
7.500%, 03/15/2022 (B)	2,122	2,217
6.375%, 08/15/2020	845	860
US Concrete
6.375%, 06/01/2024	436	461
Versum Materials
5.500%, 09/30/2024 (B)	5,175	5,414
WR Grace
5.625%, 10/01/2024 (B)	105	112

		151,263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 1.2%
Communications Sales & Leasing
8.250%, 10/15/2023	$3,895	$ 4,221
6.000%, 04/15/2023 (B)	3,375	3,544
CoreCivic
5.000%, 10/15/2022	340	347
4.625%, 05/01/2023	1,575	1,579
4.125%, 04/01/2020	695	712
Equinix
5.875%, 01/15/2026	2,165	2,312
5.750%, 01/01/2025	1,060	1,124
5.375%, 01/01/2022	255	269
5.375%, 04/01/2023	600	623
GEO Group
6.000%, 04/15/2026	2,815	2,930
5.875%, 01/15/2022	1,715	1,786
5.125%, 04/01/2023	45	45
GLP Capital
5.375%, 04/15/2026	370	387
Iron Mountain
6.000%, 08/15/2023	790	836
Kennedy-Wilson
5.875%, 04/01/2024	500	521
Lamar Media
5.750%, 02/01/2026	1,689	1,816
MPT Operating Partnership
5.250%, 08/01/2026	350	354
Realogy Group LLC
4.875%, 06/01/2023 (B)	5,242	5,163
RHP Hotel Properties
5.000%, 04/15/2021	3,241	3,314
5.000%, 04/15/2023	2,850	2,911

		34,794

Telecommunication Services — 12.0%
Aegis Merger Sub
10.250%, 02/15/2023 (B)	7,632	8,471
Altice Financing (B)
7.500%, 05/15/2026	10,441	11,211
6.625%, 02/15/2023	998	1,051
6.500%, 01/15/2022	1,000	1,046
Altice Finco MTN
7.625%, 02/15/2025 (B)	280	290
Altice Luxembourg (B)
7.750%, 05/15/2022	10,388	11,050
7.625%, 02/15/2025	670	714
Altice US Finance I
5.375%, 07/15/2023 (B)	4,875	5,082
Avaya (B)
10.500%, 03/01/2021 (A)	699	192
9.000%, 04/01/2019 (A)	1,237	996
7.000%, 04/01/2019 (A)	1,524	1,215

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Block Communications
6.875%, 02/15/2025 (B)	$2,530	$ 2,676
CenturyLink
7.500%, 04/01/2024	840	903
6.750%, 12/01/2023	5,985	6,262
5.800%, 03/15/2022	490	504
5.625%, 04/01/2025	4,586	4,460
Centurylink, Bridge Loan
0.000%, 02/08/2018	1,000	1,000
Cequel Communications Holdings I LLC (B)
7.750%, 07/15/2025	1,325	1,467
5.125%, 12/15/2021	929	939
Cogent Communications Finance
5.625%, 04/15/2021 (B)	2,500	2,550
Cogent Communications Group
5.375%, 03/01/2022 (B)	2,609	2,713
Columbus Cable Barbados
7.375%, 03/30/2021 (B)	830	882
CommScope
5.500%, 06/15/2024 (B)	1,693	1,773
CSC Holdings LLC (B)
10.875%, 10/15/2025	7,007	8,443
10.125%, 01/15/2023	8,691	10,060
6.625%, 10/15/2025	400	442
Digicel Group (B)
8.250%, 09/30/2020	5,361	4,738
7.125%, 04/01/2022	3,890	3,152
6.750%, 03/01/2023	5,715	5,258
6.000%, 04/15/2021	3,540	3,272
Embarq
7.995%, 06/01/2036	2,200	2,207
Frontier Communications
11.000%, 09/15/2025	12,282	12,343
10.500%, 09/15/2022	5,562	5,783
8.875%, 09/15/2020	1,356	1,437
7.625%, 04/15/2024	863	775
7.125%, 01/15/2023	260	235
6.875%, 01/15/2025	930	784
GCI
6.750%, 06/01/2021	1,024	1,052
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,250
Inmarsat Finance (B)
6.500%, 10/01/2024	3,750	3,872
4.875%, 05/15/2022	2,755	2,755
Intelsat Jackson Holdings
9.500%, 09/30/2022 (B)	252	303
8.000%, 02/15/2024 (B)	3,148	3,416
7.500%, 04/01/2021	4,636	4,242
7.250%, 04/01/2019	670	641
7.250%, 10/15/2020	8,525	7,886
5.500%, 08/01/2023	3,567	2,934

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intelsat Luxembourg
7.750%, 06/01/2021	$4,065	$ 2,287
Level 3 Communications
5.750%, 12/01/2022	705	731
Level 3 Financing
5.625%, 02/01/2023	100	103
5.375%, 01/15/2024	1,618	1,661
5.375%, 05/01/2025	6,595	6,809
5.125%, 05/01/2023	1,650	1,683
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (B)	240	235
Midcontinent Communications
6.875%, 08/15/2023 (B)	5,379	5,796
Nortel Networks
9.003%, 07/15/2011 (A)	3,532	3,505
Numericable Group (B)
6.250%, 05/15/2024	4,028	4,088
6.000%, 05/15/2022	6,655	6,903
Outfront Media Capital LLC
5.875%, 03/15/2025	2,800	2,943
Quebecor Media
5.750%, 01/15/2023	2,400	2,559
Qwest Capital Funding
7.750%, 02/15/2031	730	692
Radiate Holdco LLC
6.625%, 02/15/2025 (B)	5,874	5,896
Sable International Finance
6.875%, 08/01/2022 (B)	935	1,009
SBA Communications
4.875%, 09/01/2024 (B)	850	846
SFR Group
7.375%, 05/01/2026 (B)	12,336	12,783
SoftBank Group
6.000%, 07/30/2025	515	562
5.375%, 07/30/2022	245	261
4.500%, 04/15/2020 (B)	2,361	2,441
Sprint
7.875%, 09/15/2023	17,543	19,517
7.625%, 02/15/2025	3,203	3,571
7.250%, 09/15/2021	5,034	5,487
7.125%, 06/15/2024	4,865	5,253
Sprint Capital
8.750%, 03/15/2032	5,020	6,024
6.900%, 05/01/2019	545	581
6.875%, 11/15/2028	5,495	5,859
Sprint Communications (B)
9.000%, 11/15/2018	1,085	1,187
7.000%, 03/01/2020	655	715
Sprint Spectrum LLC
3.360%, 09/20/2021 (B)	2,175	2,183
Telecom Italia
5.303%, 05/30/2024 (B)	1,125	1,145

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telesat Canada
8.875%, 11/15/2024 (B)	$4,828	$ 5,275
TIBCO Software
11.375%, 12/01/2021 (B)	4,363	4,745
T-Mobile USA
6.731%, 04/28/2022	2,695	2,803
6.633%, 04/28/2021	595	619
6.625%, 04/01/2023	300	319
6.500%, 01/15/2024	720	774
6.500%, 01/15/2026	6,971	7,659
6.375%, 03/01/2025	4,430	4,762
6.000%, 03/01/2023	565	597
6.000%, 04/15/2024	2,975	3,176
U.S. Cellular
6.700%, 12/15/2033	955	963
Unitymedia GmbH
6.125%, 01/15/2025 (B)	1,195	1,264
Unitymedia Hessen GmbH & KG (B)
5.500%, 01/15/2023	2,500	2,612
5.000%, 01/15/2025	2,600	2,672
UPCB Finance IV
5.375%, 01/15/2025 (B)	3,440	3,517
Videotron
5.375%, 06/15/2024 (B)	420	448
5.000%, 07/15/2022	3,705	3,899
Virgin Media Finance
5.750%, 01/15/2025 (B)	869	892
Virgin Media Secured Finance (B)
5.500%, 08/15/2026	985	1,010
5.250%, 01/15/2026	4,195	4,242
Wave Holdco LLC PIK
8.250%, 07/15/2019 (B)	829	845
WideOpenWest Finance LLC
10.250%, 07/15/2019	1,975	2,084
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	2,825	2,941
Windstream
7.750%, 10/01/2021	2,045	2,106
7.500%, 06/01/2022	2,505	2,480
7.500%, 04/01/2023	130	124
Windstream Services LLC
6.375%, 08/01/2023	865	787
Zayo Group LLC
6.375%, 05/15/2025	1,000	1,077
6.000%, 04/01/2023	2,705	2,861
Ziggo Bond Finance (B)
6.000%, 01/15/2027	1,744	1,751
5.875%, 01/15/2025	435	442
Ziggo Secured Finance
5.500%, 01/15/2027 (B)	7,192	7,282

		348,070

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 1.3%
AES
7.375%, 07/01/2021	$800	$ 902
6.000%, 05/15/2026	155	160
5.500%, 03/15/2024	150	153
4.875%, 05/15/2023	290	288
AmeriGas Partners
5.500%, 05/20/2025	615	623
Calpine
5.500%, 02/01/2024	810	802
5.375%, 01/15/2023	965	975
Dynegy
8.000%, 01/15/2025 (B)	440	418
7.625%, 11/01/2024	4,065	3,862
7.375%, 11/01/2022	1,090	1,071
Ferrellgas
6.750%, 06/15/2023	1,600	1,552
Ferrellgas Partners
8.625%, 06/15/2020 (B)	605	596
GenOn Americas Generation LLC
9.125%, 05/01/2031	615	550
8.500%, 10/01/2021	6,336	5,766
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,912
NRG Energy
7.875%, 05/15/2021	61	63
6.625%, 01/15/2027 (B)	930	914
6.250%, 07/15/2022	530	539
6.250%, 05/01/2024	960	960
NSG Holdings LLC
7.750%, 12/15/2025 (B)	2,747	2,977
Pattern Energy Group
5.875%, 02/01/2024 (B)	582	597
Talen Energy Supply LLC
6.500%, 06/01/2025	221	181
4.625%, 07/15/2019 (B)	3,310	3,219
TCEH
0.000%, 12/31/2034	226	29
TerraForm Power Operating LLC (B)(C)
6.625%, 06/15/2025	3,138	3,295
6.375%, 02/01/2023	3,077	3,185

		36,589

Total Corporate Obligations (Cost $2,154,942) ($ Thousands)		2,203,385

COLLATERALIZED DEBT OBLIGATIONS — 8.0%
B&M CLO Ltd., Ser 2014-1A, Cl D
5.773%, 04/16/2026 (B)(D)	2,185	1,964
B&M CLO Ltd., Ser 2014-1A, Cl E
6.773%, 04/16/2026 (B)(D)	2,520	2,065

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (continued)
B&M CLO Ltd., Ser 2014-1A, Cl C
4.773%, 04/16/2026 (B)(D)	$2,142	$ 2,091
Battalion CLO III Ltd., Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (B)	2,697	1,323
Battalion CLO IV Ltd., Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (B)	1,560	593
Battalion CLO V Ltd., Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (B)	3,445	1,309
Battalion CLO VII Ltd., Ser 2014-7A, Cl SUB
0.000%, 10/17/2026 (B)	4,118	2,059
Battalion CLO VIII Ltd., Ser 2015-8A, Cl SUB
0.000%, 04/18/2027 (B)(E)	4,720	3,587
Battalion CLO X Ltd., Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (B)	64	6,189
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/2026 (B)(E)	2,640	1,597
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (B)	3	2,447
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (B)	31	2,761
Benefit Street Partners CLO V
0.000%, 10/20/2026 (B)	6,413	4,047
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B)(E)	90	7,920
Benefit Street Partners CLO X
0.000%, 01/15/2029	89	8,035
Benefit Street Partners CLO, Ser 2015-IA, Cl DR
7.523%, 10/15/2025 (B)(D)	1,556	1,558
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, 4/18/2027	9,535	7,533
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
0.000%, 07/18/2027	9,035	7,453
Carlyle Global Market Strategies CLO Ltd., Ser 14-3A
0.000%, 07/27/2026 (B)	3,953	2,965
Cathedral Lake CLO III Ltd.
0.000%, 01/15/2026 (B)	2,506	2,155
Cathedral Lake CLO Ltd., Ser 2015-3A, Cl E
8.572%, 01/15/2026 (B)(D)	1,575	1,581
CIFC Funding, Ser 2012-2A
0.000%, 12/05/2024 (B)	23	1,307
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.824%, 07/18/2026 (B)(D)	779	673
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.824%, 07/18/2026 (B)(D)	2,531	2,011
Fifth Street Senior Loan Fund I LLC, Ser 2015- 1A, Cl E
8.230%, 01/20/2027 (B)(D)	5,110	4,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (continued)
Fifth Street Senior Loan Fund II, Ser 2015-2A
0.000%, 09/29/2027 (B)	$6,200	$ 4,545
Fifth Street Senior Loan Fund II, Ser 2015-2A, Cl D
8.339%, 09/29/2027 (B)(D)	6,350	5,966
Figueroa CLO, Ser 2013-1I
0.000%, 3/21/2024	7,644	2,873
Figueroa CLO, Ser 2013-2A
0.000%, 12/18/2025 (B)	3,070	1,754
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
7.259%, 04/28/2026 (B)(D)	3,518	3,356
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.703%, 03/31/2027 (B)(D)	2,270	2,074
Great Lakes CLO Ltd., Ser 2012-1A
0.000%, 01/15/2023 (B)	2,877	1,899
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
6.523%, 01/15/2023 (B)(D)	3,292	3,127
Great Lakes CLO Ltd., Ser 2014-1A
0.000%, 04/15/2025 (B)(D)	7,057	4,799
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
7.023%, 04/15/2025 (B)(D)	2,520	1,814
Great Lakes CLO Ltd., Ser 2015-1
0.000%, 07/15/2026 (B)(D)	5,593	3,982
Great Lakes CLO Ltd., Ser 2015-1A, Cl F
8.523%, 07/15/2026 (B)(D)	1,756	1,308
Great Lakes CLO Ltd., Ser 2015-1A, Cl E
7.723%, 07/15/2026 (B)(D)	3,854	3,565
JFIN CLO 2015-II, Ser 2015-2A, Cl E
8.023%, 10/19/2026 (B)(D)	3,125	3,109
JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
3.030%, 01/20/2021 (B)(D)	2,010	2,010
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
3.802%, 02/20/2022 (B)(D)	2,049	2,049
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (B)	2,956	1,138
Lockwood Grove CLO Ltd., Ser 2014-1A
0.000%, 01/25/2024 (B)	4,865	3,746
Lockwood Grove CLO, Ser 2014-1A
8.788%, 04/25/2025	2,808	2,829
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (B)	542	157
Neuberger Berman CLO XVI, Ser 2014-16A
0.150%, 04/15/2026 (B)	175	54
0.000%, 04/15/2026 (B)	2,625	1,300
Neuberger Berman CLO XXII, Ser 2016-22A
0.100%, 10/17/2027 (B)(D)	2	137
0.000%, 10/17/2027 (B)(D)	52	4,292
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
7.138%, 07/25/2025 (B)(D)	2,026	1,859

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (continued)
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl E
8.632%, 10/25/2028 (B)(D)	$15,428	$ 15,436
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl D
5.982%, 10/25/2028 (B)(D)	1,110	1,097
NewStar Berkeley Fund CLO LLC, Ser 2016-1A
0.000%, 10/25/2028 (B)(D)	218	21,812
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
7.088%, 01/25/2027 (B)(D)	4,470	4,151
NXT Capital CLO LLC, Ser 2012-1A, Cl E
8.530%, 07/20/2022 (B)(D)	3,047	3,047
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (B)	2,940	1,646
Peaks CLO Ltd., Ser 2014-1A, Cl D
5.523%, 06/15/2026 (B)(D)	618	583
Shackleton CLO Ltd., Ser 2014-6A
0.000%, 07/17/2026 (B)(D)	7,965	3,186
TCP CLO III Warehouse Note
0.000% (H)	118	11,817
TCW CLO Warehouse Note
0.000% (H)	19	1,913
Venture CDO Ltd., Ser 2015-25A
0.000%, 04/20/2029	30	2,670
Venture X CLO, Ser 2012-10A
0.000%, 07/20/2022 (B)	9,455	5,389
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (B)	8,346	4,131
Venture XIV CLO, Ser 2013-14A
0.100%, 08/28/2025 (B)	113	51
Venture XV CLO, Ser 2016-15A, Cl ER
8.133%, 07/15/2028 (B)(D)	1,277	1,264
Venture XXII CLO, Ser 2016-22A, Cl F
8.872%, 01/15/2028 (B)(D)	1,108	1,086
Venture XXII CLO, Ser 2016-22A
0.000%, 01/15/2028 (B)(D)	16	1,249
Venture XXIV CLO, Ser 2016-24A
0.000%, 10/20/2028 (B)(D)	41	4,095
Venture XXVI CLO, Ser 2016-26A
0.000%, 01/20/2029	38	3,562

Total Collateralized Debt Obligations (Cost $206,755) ($ Thousands)		231,824

LOAN PARTICIPATIONS — 7.9%
21st Century Oncology, 1st Lien
7.125%, 04/30/2022	1,256	1,163
Academy Sports, 1st Lien
5.000%, 07/01/2022	2,013	1,588
Academy, Initial Term Loan
5.000%, 07/01/2022	6	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Academy, Ltd., Term Loan
5.000%, 07/01/2022	$1,045	$ 824
Accudyne Industries
4.000%, 12/13/2019 (D)	1,099	1,048
Affinion Group, 2nd Lien
8.500%, 10/31/2018	750	730
Affinion Group, Tranche B
6.750%, 04/30/2018	3,352	3,341
Air Medical, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 04/28/2022	1,980	1,982
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	165	166
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,477	2,491
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,307	1,301
Amplify Snack Brands, 1st Lien
6.500%, 09/02/2023	1,375	1,338
ANVS Merger, 1st Lien
9.250%, 08/18/2021	1,300	1,266
5.500%, 02/18/2021	562	558
Applied Systems, 2nd Lien
7.500%, 01/24/2022	1,825	1,839
Ascena Retail Group, Cov-Lite, Term Loan, 1st Lien
5.313%, 08/21/2022	2,111	1,916
Asurion, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/31/2023	412	418
Asurion, LLC, Cov-Lite, Term Loan B-2, 1st Lien
4.031%, 07/08/2020	94	95
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 08/04/2022	974	985
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,500	5,576
Atlas Iron, Term Loan, Tranche 1
5.580%, 12/07/2017 (I)	289	271
Aveta, 1st Lien
10.250%, 12/12/2017	414	405
Berry Plastics, 1st Lien
3.281%, 01/12/2024	325	327
Blount International, Initial Term Loan
7.250%, 04/12/2023	1,811	1,824
Blue Ribbon, LLC, 1st Lien
5.000%, 11/15/2021	1,811	1,791
BMC Foreign Holding, Initial Term Loan
5.000%, 09/10/2020	1,482	1,487
BMC Software, Term Loan
5.000%, 09/10/2020	1,891	1,901
BPA Laboratories, 2nd Lien
0.000%, 07/03/2017	273	154

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
California Resources, 1st Lien
11.375%, 12/31/2021	$5,562	$ 6,267
0.000%, 09/24/2019 (I)	1,665	1,601
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	1,075	1,035
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	7,304	6,161
Catalina Marketing, Cov-Lite, Term Loan
4.500%, 04/09/2021	2,892	2,610
Cengage Term Loan B
5.250%, 06/07/2023	1,853	1,749
Ceva Group, PLC, 1st Lien
6.539%, 03/19/2021	289	251
6.500%, 03/19/2021	203	177
Ceva Intercompany, 1st Lien
6.539%, 03/19/2021	209	182
Ceva Logistics Canada, 1st Lien
6.539%, 03/19/2021	36	31
Chesapeake Energy, 1st Lien
8.553%, 08/23/2021	5,938	6,413
Chief Exploration, Term Loan
7.753%, 05/16/2021	1,354	1,332
Claire’s Store, 1st Lien
9.000%, 09/20/2021	223	112
Claire’s Store, Limited Term Loan
9.000%, 09/20/2021	335	263
Claire’s Store, Term Loan
9.000%, 09/20/2021	725	507
Clear Channel Communications, Extended Term Loan, 1st Lien
7.528%, 01/22/2019	3,698	3,209
Conduent, Term Loan B, 1st Lien
6.276%, 11/22/2023	2,630	2,672
Cowlitz Tribal Gaming Authority
11.500%, 12/06/2021 (D)	4,500	4,815
CTI Foods, 2nd Lien
8.250%, 06/28/2021	950	855
Cumulus Media, 1st Lien
4.250%, 12/23/2020	6,942	5,057
Dex Media, 1st Lien
11.000%, 07/29/2021	291	295
Diebold, 1st Lien
5.313%, 11/06/2023	977	992
DJO Finance LLC, Initial Term Loan
4.250%, 06/08/2020	1,057	1,038
Empire Generating, 1st Lien
5.250%, 03/12/2021	151	151
Empire Generating, Term Loan
5.290%, 03/12/2021	1,903	1,896
Endurance International, Term Loan B, 1st Lien
6.480%, 11/09/2019	1,596	1,601

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Energy & Exploration Partners, 1st Lien
13.000%, 11/12/2021	$244	$ 235
5.000%, 05/13/2022	136	71
0.500%, 11/12/2021 (J)	94	(4)
Engility, Term Loan B-2, 1st Lien
5.750%, 08/14/2023	1,274	1,288
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	3,850	3,519
Fairmount Minerals, Ltd., Term Loan B-2, 1st Lien
4.500%, 09/05/2019	3,520	3,471
Fantasy Resort, 1st Lien
0.000%, 12/17/2021	4,516	4,425
Flex Acquisition Company, 1st Lien
4.250%, 12/15/2023	1,956	1,969
Foxwoods, 1st Lien
5.000%, 07/01/2018	2,379	2,201
Gardner Denver, Initial Dollar Term Loan
4.568%, 07/30/2020 (D)	1,684	1,680
4.250%, 07/30/2020	53	53
GNC, Term Loan, 1st Lien
3.280%, 03/04/2019	700	585
Grifols, Term Loan B, 1st Lien
2.961%, 01/24/2025	490	492
Gulf Finance, 1st Lien
6.250%, 08/25/2023	879	892
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	3,965	2,199
Indivior Finance, Initial Term Loan
7.040%, 12/19/2019 (I)	1,957	1,967
7.000%, 12/19/2019	56	56
Integra Telecom, 1st Lien
5.289%, 08/14/2020	652	652
5.250%, 08/14/2020	607	607
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (D)	3,490	3,466
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,365
J. Crew Group, 1st Lien
4.000%, 03/05/2021	2,134	1,218
J. Crew Group, Term Loan B
4.000%, 03/05/2021 (I)	2,387	1,362
KAR Auction Services, Term Loan B-3, 1st Lien
4.500%, 03/09/2023	1,787	1,808
KCA Deutag Drilling Ltd., Term Loan B, 1st Lien
6.250%, 05/15/2020	995	956
Keurig Green Mountain, Term B USD Loan, 1st Lien
5.313%, 01/21/2023	969	979
Kraton Polymers, 1st Lien
6.000%, 01/06/2022	345	349

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Laureate Education, 1st Lien
5.000%, 06/15/2018	$432	$ 436
Ligado Networks, LLC, 2nd Lien
13.500%, 12/07/2020	3,286	2,584
LightSquared L.P., 1st Lien
9.750%, 06/15/2020	2,898	2,835
Lightstone Generation, LLC, Term Loan C
6.539%, 12/15/2023	330	335
Lightstone, Term Loan B, 1st Lien
6.539%, 12/15/2023	3,468	3,517
Lonestar Interm Super Holdings, Term Loan B
10.000%, 08/31/2021	1,105	1,152
Mashantucket Pequot Tribe, 1st Lien
9.375%, 06/30/2020	10,289	9,222
Medical Card System, Term Loan
1.500%, 05/31/2019	1,975	1,368
Medical Card Systems, Term Loan
0.000%, 04/15/2022	368	—
MEG Energy, Cov-Lite, Term Loan B, 1st Lien
4.540%, 12/31/2023	520	523
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	325	—
Misys, 1st Lien
5.000%, 12/12/2018	967	970
Misys, 2nd Lien
12.000%, 06/12/2019	1,550	1,640
MMI, Term Loan
9.000%, 01/31/2020	3,408	3,226
MMM Holdings, 1st Lien
10.250%, 12/12/2017	569	557
Moneygram International, Term Loan
0.000%, 03/26/2020	1,784	1,782
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
8.250%, 04/16/2020	5,550	5,467
Nana Development, 1st Lien
8.000%, 03/13/2018	125	122
Nelson Education Equity, Term Loan
0.000%, 03/15/2021	173	7
Nelson Education, 1st Lien
12.000%, 10/01/2020	1,071	595
Nine West, Cov-Lite, Unsecured Guaranteed Term Loan
6.250%, 01/08/2020	8,228	2,172
Ocean Rig, Term Loan B
5.563%, 07/25/2021	5	5
Optiv Security, 1st Lien
4.250%, 01/13/2024	1,277	1,284
Optiv Security, 2nd Lien
8.250%, 01/13/2025	529	535
Ortho-Clinical Diagnostics, 1st Lien
4.750%, 06/30/2021	143	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	$310	$ 307
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	463	459
Oxbow Carbon & Minerals Holdings, 2nd Lien
8.000%, 01/17/2020	1,908	1,908
P2 Energy, 1st Lien
5.250%, 10/30/2020	1,076	1,035
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	347	311
Peabody Energy, 1st Lien
0.000%, 09/24/2018 (I)	5,487	5,525
Peak, Cov-Lite, 2nd Lien
8.280%, 06/17/2022	2,335	2,203
Petco, Cov-Lite, 1st Lien
4.287%, 01/26/2023	3,168	3,049
Petsmart, Term Loan B
4.000%, 03/11/2022	1,220	1,201
PQ, Term Loan B, 1st Lien
5.289%, 11/04/2022	622	631
Prestige Brands, Term Loan B-4, 1st Lien
3.531%, 01/20/2024	330	334
Quorum Health, 1st Lien
6.789%, 04/29/2022	1,430	1,424
Revlon, Cove-Lite, Initial Term Loan B
4.250%, 09/07/2023	222	223
Revlon, Cov-Lite, Initial Term Loan B
4.428%, 09/07/2023	755	759
4.278%, 09/07/2023	20	20
Riverbed Technology, 1st Lien
4.250%, 04/25/2022 (I)	1,698	1,711
Royal Holdings Inc, 2nd Lien
8.500%, 06/19/2023	241	241
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020	2,077	592
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	1,087	814
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	780	544
Solarwinds, 1st Lien
4.500%, 02/03/2023	2,099	2,101
Sprint Communication, 1st Lien
3.313%, 01/31/2024	1,969	1,972
Steinway Musical Instruments, 1st Lien
4.789%, 09/19/2019	1,420	1,319
Synchronoss Technologies, Cov-Lite, 1st Lien
4.082%, 01/12/2024	1,300	1,303
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	1,083	949
Syniverse Holdings, 1st Lien
4.039%, 04/23/2019	4,195	3,822

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.000%, 04/23/2019	$2,145	$ 1,938
Texas Competitive, Extended Term Loan
5.000%, 10/10/2017 (A)	12,628	3,662
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	307	309
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	2,259	1,817
TSAM LLC, 1st Lien
7.750%, 09/12/2019	538	535
US Renal Care, Cov-Lite, 1st Lien
5.250%, 12/30/2022	3,840	3,533
Valeant, Term Loan B
5.530%, 04/01/2022	745	750
Varsity Brands, Cov-Lite, 1st Lien
5.000%, 12/10/2021	1,502	1,524
Veritas Bermuda, 1st Lien
6.625%, 01/27/2023	2,502	2,495
Vizient, 1st Lien
5.000%, 02/13/2023	1,593	1,613
Walter Investment Management, Term Loan B, 1st Lien
4.750%, 12/18/2020	1,530	1,450
Weight Watchers International, Term Loan B2
4.250%, 04/02/2020	446	391
Weight Watchers International, Term Loan B2, 1st Lien
4.030%, 04/02/2020	155	136
Western Digital, 1st Lien
4.526%, 04/29/2023	2,468	2,481
Wilton Brands, 1st Lien
8.500%, 08/30/2018	3,413	3,323
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	588	572
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	64	62

Total Loan Participations (Cost $231,747) ($ Thousands)		228,746

	Shares

COMMON STOCK — 0.6%
Aspect Software CR1 *	40,500	567
Aspect Software CR2 *	2,248	32
Cengage Learning Holdings II	2,860	32
Ceva Holdings *	561	76
CUI Acquisition *	3	248
Dana Holding	118,652	2,241
Dex Media *	97,026	233
Energy & Exploration *	351	5
Global Aviation Holdings, Cl A *	101,199	—
Halcon Resources *	93,809	760
Houghton Mifflin Harcourt *	37,762	417
Mirabela Nickel *(E)	4,317,306	—

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MModal *	43,639	$ 687
NII Holdings *	109,107	218
Reichhold Industries *(E)	1,755	1,253
SandRidge Energy *	30,024	563
Seventy Seven Energy *	91,890	4,503
TE Holdcorp *	67,771	508
Titan Energy LLC *	22,243	473
Vistra Energy	295,903	4,782

Total Common Stock (Cost $18,814) ($ Thousands)		17,598

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.6%

Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB
Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (B)	$4,850	5,059

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2017 @ 100
5.250%, 07/01/2037 (A)	185	121
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (A)	5,720	4,204
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (A)	1,065	692
5.000%, 07/01/2041 (A)	855	550

		5,567

Texas — 0.2%
Texas State, Public Finance Authority, Texas Windstorm Insurance Association, RB
Callable 07/01/2019 @ 100
8.250%, 07/01/2024	5,455	5,812

Total Municipal Bonds (Cost $16,110) ($ Thousands)		16,438

CONVERTIBLE BONDS — 0.5%
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	619
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (B)	1,629	1,602
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024 (B)	1,232	1,256
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,869	4,701

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Liberty Media CV to 22.9469
4.000%, 11/15/2029	$3,906	$ 2,324
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (B)	1,705	2,203
Mirabela Nickel(E)
9.500%, 06/24/2019 (A)(B)(E)(F)	1,133	79
Mirant CV to 14.7167
0.000%, 06/15/2021 (A)	1,950	–
SandRidge Energy
2.310%, 10/04/2020 (K)	723	779
Walter Investment Management CV to 17.0068
4.500%, 11/01/2019	704	479
Weatherford International
5.875%, 07/01/2021	489	580

Total Convertible Bonds (Cost $16,522) ($ Thousands)		14,622

	Shares

PREFERRED STOCK — 0.2%
Aspen Insurance Holdings Ltd., 5.950% (D)	92,000	2,500
Ceva Holdings, 0.000% *	1,214	164
GMAC Capital Trust I, 8.125% (D)	28,000	720
SLM, 2.037% (D)	22,927	1,458
TE Holdcorp, 0.000% *	98,860	1,384

Total Preferred Stock (Cost $6,535) ($ Thousands)		6,226

	Face Amount (Thousands)

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%

Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
1.318%, 03/15/2019 (B)(D)	1,509	513
Nelder Grove CLO, Ser 2017-1A, Cl ER
7.700%, 08/28/2026 (B)(D)	3,074	3,074

		3,587

Total Asset-Backed Securities (Cost $4,394) ($ Thousands)		3,587

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.0%
Seminole Tribe
6.535%, 10/01/2020 (B)	$895	$ 908

Total Sovereign Debt (Cost $840) ($ Thousands)		908

	Number of Rights

RIGHTS — 0.0%
TXU/Tech *‡‡	295,903	374

Total Rights (Cost $400) ($ Thousands)		374

	Number of Warrants

WARRANTS — 0.0%
MModal A, Expires 07/31/2017 Strike Price $40.00 *	15,753	4
MModal B, Expires 07/31/2017 Strike Price $47.50 *	20,773	1
SandRidge Energy, Expires 10/04/2022 Strike Price $42.03 *	6,273	13
SandRidge Energy, Expires 10/04/2022 Strike Price $41.34 *	14,900	30
Seventy Seven Energy, Expires 01/01/2021 Strike Price $23.82 *	3,407	75

Total Warrants (Cost $103) ($ Thousands)		123

	Shares

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	141,727,496	141,727

Total Cash Equivalent (Cost $141,727) ($ Thousands)		141,727

Total Investments — 98.9% (Cost $2,798,889) ($ Thousands) @		$ 2,865,558

A list of open centrally cleared swap agreements held by the Fund at February 28, 2017, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)

JPMorgan Chase Bank	CDX.NA.HY Series 26	SELL	5.00%	6/20/21	$(6,700)	$307
JPMorgan Chase Bank	CDX.NA.HY Series 27	SELL	5.00%	12/20/21	(14,400)	141

						$448

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

For the period ended February 28, 2017, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative types during the period.

Percentages are based on Net Assets of $2,896,808 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
(A)	Security is in default on interest payment.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $1,365,640 ($ Thousands), representing 47.1% of the Net Assets of the Fund.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2017. The coupon on a step bond changes on a specified date.
(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2017 was $16,489 ($ Thousands) and represented 0.6% of Net Assets.
(F)	Securities considered illiquid. The total value of such securities as of February 28, 2017 was $79 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(G)	Securities considered restricted. The total market value of such securities as of February 28, 2017 was $0 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(H)	Warehouse Note — Interest rate and maturity date are not available.
(I)	Unsettled bank loan. Interest rate not available.
(J)	Unfunded bank loan.
(K)	The rate reported is the effective yield at the time of purchase.
‡‡	Expiration date unavailable.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $2,798,889 ($ Thousands), and the unrealized appreciation and depreciation were $146,588 ($ Thousands) and ($79,919) ($ Thousands), respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

SPX — Standard & Poor’s 500 Index

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$ –	$2,196,490	$ 6,895	$2,203,385
Collateralized Debt Obligations	–	22,960	208,864	231,824
Loan Participations	–	207,635	21,111	228,746
Common Stock	13,989	741	2,868	17,598
Municipal Bonds	–	5,567	10,871	16,438
Convertible Bonds	–	14,543	79	14,622
Preferred Stock	3,220	2,842	164	6,226
Asset-Backed Securities	–	3,587	–	3,587
Sovereign Debt	–	908	–	908
Rights	374	–	–	374
Warrants	–	118	5	123
Cash Equivalent	141,727	–	–	141,727

Total Investments in Securities	$ 159,310	$ 2,455,391	$ 250,857	$ 2,865,558

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$ 448	$ —	$ 448

Total Other Financial Instruments	$—	$ 448	$ —	$ 448

* Swaps are valued at the unrealized appreciation on the instrument.

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants

Balance as of May 31, 2016	$10,474	$180,633	$7,848	$2,086	$10,476	$270	$486	$–

Accrued discounts/premiums	3	(896)	(418)	–	–	(2)	–	–

Realized gain/(loss)	–	5,324	310	534	–	–	–	–
Change in unrealized appreciation/ depreciation	(196)	31,400	1,428	(148)	395	(240)	(322)	5

Purchases	77	67,491	797	396	–	51	–	–

Sales	–	(75,088)	(248)	–	–	–	–	–

Net transfer into Level 3	187	–	11,394	–	–	–	–	–

Net transfer out of Level 3	(3,650)	–	–	–	–	–	–	–
Ending Balance as of February 28, 2017	$6,895	$208,864	$21,111	$2,868	$10,871	$79	$164	$5
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(196)	$29,390	$(1,915)	$(148)	$395	$(799)	$(322)	$5

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were transfers from Level 2 into Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$120,669	$ 54,672	$ (175,341)	$ —	$ 18
SEI Daily Income Trust, Government Fund, Class F	—	990,651	(848,924)	141,727	209

Totals	$120,669	$1,045,323	$(1,024,265)	$141,727	$227

Restricted Securities — As of February 28, 2017, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 28, 2017, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Aventine (escrow security)	2,600	11/30/2010	11/20/2010	$–	$–	0.00%

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

High Yield Bond Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2017, the Fund is the seller (“providing protection”) on a total notional amount of $1.92 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$13,147	$13,147
Maximum potential amount of future payments	—	—	—	1,920,000	1,920,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	>10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$1,920,000	$—	$—	$1,920,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$1,920,000	$—	$-	$1,920,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.6%

Consumer Discretionary — 4.9%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$ 2,833
7.850%, 03/01/2039	3,470	4,771
7.750%, 01/20/2024	125	154
7.625%, 11/30/2028	2,411	3,178
7.430%, 10/01/2026	775	976
6.900%, 08/15/2039	2,450	3,142
6.750%, 01/09/2038	360	431
6.550%, 03/15/2033	2,170	2,667
6.400%, 12/15/2035	875	1,070
6.150%, 02/15/2041	1,250	1,500
Amazon.com
4.950%, 12/05/2044	2,015	2,339
Charter Communications Operating LLC
6.484%, 10/23/2045	3,118	3,619
6.384%, 10/23/2035	4,410	5,039
Comcast
6.950%, 08/15/2037	1,655	2,239
6.450%, 03/15/2037	3,470	4,459
6.400%, 05/15/2038	5,437	6,999
5.700%, 07/01/2019	100	109
5.650%, 06/15/2035	1,035	1,229
4.650%, 07/15/2042	1,650	1,727
4.600%, 08/15/2045	835	868
4.400%, 08/15/2035	500	522
4.250%, 01/15/2033	2,805	2,896
4.200%, 08/15/2034	1,910	1,959
3.400%, 07/15/2046	1,764	1,529
Cox Communications
7.625%, 06/15/2025	300	362
6.950%, 06/01/2038 (A)	3,328	3,625
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,529
Discovery Communications LLC
4.875%, 04/01/2043	1,070	975
Ford Holdings
9.300%, 03/01/2030	920	1,292
Ford Motor
7.400%, 11/01/2046	625	815
5.291%, 12/08/2046	1,690	1,747
4.750%, 01/15/2043	950	914
General Motors
6.600%, 04/01/2036	1,445	1,693
6.250%, 10/02/2043	3,225	3,674
Grupo Televisa
6.125%, 01/31/2046	1,965	2,081
Home Depot
4.250%, 04/01/2046	1,545	1,628
4.200%, 04/01/2043	1,035	1,076
Lowe’s
5.125%, 11/15/2041	1,745	2,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 09/15/2045	$975	$ 1,030
3.700%, 04/15/2046	1,965	1,865
McDonald’s MTN
4.700%, 12/09/2035	1,165	1,237
4.600%, 05/26/2045	850	880
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,296
5.950%, 04/01/2041	2,075	2,539
Newell Brands
5.500%, 04/01/2046	350	409
Target
6.650%, 08/01/2028	435	534
TCI Communications
7.875%, 02/15/2026	1,730	2,315
Time Warner
6.100%, 07/15/2040	3,375	3,870
3.800%, 02/15/2027	1,035	1,024
Time Warner Cable
7.300%, 07/01/2038	755	944
6.750%, 06/15/2039	775	921
6.550%, 05/01/2037	1,000	1,155
5.875%, 11/15/2040	2,365	2,564
5.500%, 09/01/2041	2,935	3,033
4.500%, 09/15/2042	595	541
Viacom
5.850%, 09/01/2043	3,755	3,987
5.250%, 04/01/2044	255	250
4.850%, 12/15/2034	2,180	2,123
3.450%, 10/04/2026	450	431

		112,622

Consumer Staples — 5.4%
Altria Group
5.375%, 01/31/2044	1,710	1,992
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	18,815	20,653
4.700%, 02/01/2036	10,000	10,754
Anheuser-Busch InBev Worldwide
6.375%, 01/15/2040	1,075	1,375
4.950%, 01/15/2042	635	698
Bowdoin College
4.693%, 07/01/2112	5,584	5,127
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,390
CVS Health
5.125%, 07/20/2045	3,715	4,139
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,611	8,587
General Mills
5.400%, 06/15/2040	815	929
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,092

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.200%, 07/15/2045	$2,780	$ 2,935
5.000%, 07/15/2035	660	695
5.000%, 06/04/2042	3,020	3,092
4.375%, 06/01/2046	5,560	5,230
Kroger
4.450%, 02/01/2047	4,505	4,469
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	830
4.678%, 07/01/2114	2,337	2,510
Molson Coors Brewing
4.200%, 07/15/2046	3,150	2,996
Northwestern University
4.643%, 12/01/2044	150	177
PepsiCo
3.450%, 10/06/2046	2,336	2,136
Pernod Ricard
4.450%, 01/15/2022 (A)	675	719
Philip Morris International
6.375%, 05/16/2038	325	418
4.500%, 03/20/2042	3,665	3,799
4.250%, 11/10/2044	1,245	1,246
4.125%, 03/04/2043	1,125	1,101
3.875%, 08/21/2042	1,710	1,626
Tufts University
5.017%, 04/15/2112	1,367	1,452
University of Southern California
5.250%, 10/01/2111	1,590	1,847
Walgreens Boots Alliance
4.800%, 11/18/2044	3,710	3,840
4.650%, 06/01/2046	1,300	1,326
3.450%, 06/01/2026	3,800	3,738
Wal-Mart Stores
6.200%, 04/15/2038	2,650	3,498
5.625%, 04/01/2040	3,040	3,767
5.625%, 04/15/2041	1,635	2,039
5.000%, 10/25/2040	430	495
4.750%, 10/02/2043	5,045	5,694
4.300%, 04/22/2044	3,005	3,186

		123,597

Energy — 8.2%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	709	787
Anadarko Finance
7.500%, 05/01/2031	1,465	1,881
Anadarko Holding
7.150%, 05/15/2028	3,290	3,927
Anadarko Petroleum
6.600%, 03/15/2046	560	701
5.115%, 10/10/2036 (B)	13,000	5,282
4.500%, 07/15/2044	1,075	1,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apache
5.250%, 02/01/2042	$310	$ 335
5.100%, 09/01/2040	400	425
4.750%, 04/15/2043	1,995	2,049
BG Energy Capital
5.125%, 10/15/2041 (A)	2,430	2,680
Burlington Resources Finance
7.200%, 08/15/2031	25	33
Canadian Natural Resources
5.850%, 02/01/2035	150	167
Cenovus Energy
5.200%, 09/15/2043	1,030	1,020
Columbia Pipeline Group
5.800%, 06/01/2045	570	677
4.500%, 06/01/2025	1,045	1,109
Conoco Funding
7.250%, 10/15/2031	620	822
6.950%, 04/15/2029	1,410	1,816
ConocoPhillips
5.950%, 03/15/2046	2,560	3,166
5.900%, 05/15/2038	4,038	4,826
4.300%, 11/15/2044	3,175	3,146
Devon Energy
7.950%, 04/15/2032	285	375
5.600%, 07/15/2041	2,160	2,313
4.750%, 05/15/2042	2,290	2,255
Ecopetrol
5.875%, 05/28/2045	2,050	1,851
El Paso Natural Gas
8.375%, 06/15/2032	475	607
Encana
6.500%, 02/01/2038	2,370	2,710
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,392
6.125%, 12/15/2045	2,493	2,751
5.950%, 10/01/2043	2,995	3,170
5.300%, 04/15/2047	920	919
5.150%, 02/01/2043	1,000	964
4.900%, 03/15/2035	1,000	972
Eni
5.700%, 10/01/2040 (A)	2,930	3,013
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,140	2,639
6.125%, 10/15/2039	360	424
5.700%, 02/15/2042	1,870	2,136
5.100%, 02/15/2045	2,275	2,443
4.950%, 10/15/2054	1,130	1,177
4.900%, 05/15/2046	2,810	2,937
4.850%, 03/15/2044	1,955	2,026
Exxon Mobil
3.567%, 03/06/2045	1,555	1,480

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Halliburton
5.000%, 11/15/2045	$850	$ 923
4.850%, 11/15/2035	750	804
Hess
5.600%, 02/15/2041	1,285	1,318
Kinder Morgan
5.550%, 06/01/2045	1,830	1,931
5.300%, 12/01/2034	3,941	4,061
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,435	1,594
5.500%, 03/01/2044	145	151
Lasmo
7.300%, 11/15/2027	2,400	3,005
Marathon Oil
6.600%, 10/01/2037	2,435	2,812
5.200%, 06/01/2045	1,475	1,481
Marathon Petroleum
6.500%, 03/01/2041	1,123	1,271
Motiva Enterprises
6.850%, 01/15/2040 (A)	2,005	2,440
MPLX
5.200%, 03/01/2047	415	422
Noble Energy
5.250%, 11/15/2043	3,390	3,574
5.050%, 11/15/2044	3,560	3,704
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	802
Petro-Canada
6.800%, 05/15/2038	1,310	1,716
Petroleos Mexicanos
6.500%, 03/13/2027 (A)	2,400	2,551
6.500%, 06/02/2041	2,380	2,302
6.375%, 01/23/2045	8,109	7,716
5.500%, 06/27/2044	470	404
Petroleos Mexicanos MTN
6.750%, 09/21/2047	3,588	3,552
5.625%, 01/23/2046	480	417
Phillips 66
5.875%, 05/01/2042	1,860	2,187
4.875%, 11/15/2044	1,905	1,979
Phillips 66 Partners
4.900%, 10/01/2046	2,409	2,370
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,800	2,945
Shell International Finance
6.375%, 12/15/2038	2,427	3,183
4.550%, 08/12/2043	5,905	6,239
4.125%, 05/11/2035	1,905	1,961
3.750%, 09/12/2046	1,791	1,679
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spectra Energy Capital
6.750%, 02/15/2032	$1,510	$ 1,741
Statoil
6.800%, 01/15/2028	150	193
6.500%, 12/01/2028 (A)	1,140	1,473
4.250%, 11/23/2041	455	469
3.950%, 05/15/2043	1,875	1,854
Suncor Energy
6.500%, 06/15/2038	730	931
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,190	1,205
5.300%, 04/01/2044	1,750	1,766
TC PipeLines
4.375%, 03/13/2025	1,000	1,024
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,456
7.000%, 10/15/2028	4,662	5,599
Texas Eastern Transmission
7.000%, 07/15/2032	2,010	2,497
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,935
4.625%, 03/01/2034	1,825	1,959
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	2,320	2,984
7.250%, 12/01/2026	730	896
5.400%, 08/15/2041	1,695	1,805
4.450%, 08/01/2042	1,075	1,021
Valero Energy
10.500%, 03/15/2039	3,312	5,022
Williams Partners
4.300%, 03/04/2024	3,000	3,106

		189,299

Financials — 13.1%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,130
American International Group
4.700%, 07/10/2035	485	499
4.500%, 07/16/2044	5,425	5,305
3.875%, 01/15/2035	1,870	1,747
Bank of America
6.110%, 01/29/2037	2,405	2,858
6.000%, 10/15/2036	5,225	6,478
5.750%, 12/01/2017	5,750	5,930
Bank of America MTN
8.950%, 05/18/2017 (C)	1,340	1,283
8.633%, 05/02/2017 (C)	1,305	1,256
5.875%, 02/07/2042	3,470	4,269
5.000%, 01/21/2044	2,250	2,486
4.875%, 04/01/2044	1,770	1,932
4.450%, 03/03/2026	140	145
4.000%, 01/22/2025	225	227

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.824%, 01/20/2028 (C)	$1,355	$ 1,365
3.300%, 01/11/2023	725	731
3.248%, 10/21/2027	2,265	2,173
Bank of New York Mellon MTN
3.442%, 02/07/2028 (C)	1,005	1,014
Barclays
4.337%, 01/10/2028	1,355	1,370
Berkshire Hathaway
4.500%, 02/11/2043	1,858	2,010
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,377
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	5,042	5,957
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,330	3,332
CDP Financial
5.600%, 11/25/2039 (A)	2,331	2,921
Chubb INA Holdings
6.700%, 05/15/2036	1,527	2,087
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,680
Citigroup
8.125%, 07/15/2039	1,131	1,686
6.875%, 02/15/2098	2,461	3,249
6.625%, 06/15/2032	2,070	2,545
5.875%, 01/30/2042	360	437
4.750%, 05/18/2046	2,365	2,362
4.600%, 03/09/2026	1,000	1,039
4.450%, 09/29/2027	2,330	2,386
4.400%, 06/10/2025	3,015	3,097
4.125%, 07/25/2028	4,530	4,497
3.887%, 01/10/2028 (C)	1,915	1,927
3.200%, 10/21/2026	1,060	1,020
Cooperatieve Rabobank UA
5.800%, 09/30/2110 (A)	400	459
Credit Suisse Group
4.282%, 01/09/2028 (A)	4,045	4,060
Discover Bank
8.700%, 11/18/2019	1,014	1,155
Discover Financial Services
4.100%, 02/09/2027	1,500	1,511
3.850%, 11/21/2022	3,261	3,332
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,176
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(C)	5,040	5,431
FMR
5.150%, 02/01/2043 (A)	2,750	2,989
General Electric MTN
5.875%, 01/14/2038	5,734	7,351
1.519%, 08/15/2036 (C)	1,250	1,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
6.750%, 10/01/2037	$7,820	$ 9,759
6.250%, 02/01/2041	6,934	8,755
6.125%, 02/15/2033	6,380	7,790
5.150%, 05/22/2045	1,945	2,073
4.750%, 10/21/2045	2,290	2,438
3.850%, 01/26/2027	2,730	2,759
3.500%, 11/16/2026	1,590	1,566
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	5,845	6,011
Hartford Financial Services Group
6.625%, 03/30/2040	1,500	1,904
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,262
HSBC Bank USA MTN
5.625%, 08/15/2035	780	908
HSBC Bank USA
7.000%, 01/15/2039	955	1,289
HSBC Holdings
6.500%, 09/15/2037	4,060	5,051
4.375%, 11/23/2026	1,315	1,331
International Lease Finance
7.125%, 09/01/2018 (A)	95	102
JPMorgan Chase
6.300%, 04/23/2019	1,775	1,936
5.600%, 07/15/2041	2,220	2,682
4.950%, 06/01/2045	1,055	1,135
4.260%, 02/22/2048 (C)	10	10
4.250%, 10/01/2027	665	685
3.900%, 07/15/2025	2,200	2,288
3.875%, 09/10/2024	2,000	2,044
3.782%, 02/01/2028 (C)	5,215	5,294
3.625%, 12/01/2027	1,295	1,264
3.300%, 04/01/2026	1,410	1,393
KKR Group Finance II
5.500%, 02/01/2043 (A)	7,123	7,398
Liberty Mutual Group (A)
6.500%, 03/15/2035	265	323
6.500%, 05/01/2042	4,299	5,367
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,120	1,747
MetLife
6.400%, 12/15/2036	3,186	3,521
5.875%, 02/06/2041	1,240	1,529
4.875%, 11/13/2043	1,770	1,938
4.050%, 03/01/2045	3,626	3,535
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (A)	640	645
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,499
Moody’s
5.250%, 07/15/2044	2,290	2,573

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
4.375%, 01/22/2047	$965	$ 981
3.625%, 01/20/2027	1,000	996
Morgan Stanley MTN
6.375%, 07/24/2042	2,699	3,463
6.250%, 08/09/2026	4,210	5,047
5.625%, 09/23/2019	5,775	6,259
4.350%, 09/08/2026	200	206
4.300%, 01/27/2045	3,915	3,942
3.875%, 04/29/2024	1,670	1,727
3.700%, 10/23/2024	1,410	1,440
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	2,580	2,684
New York Life Insurance (A)
6.750%, 11/15/2039	3,660	4,947
5.875%, 05/15/2033	3,852	4,656
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,716	2,184
Prudential Financial MTN
5.800%, 11/16/2041	995	1,208
5.700%, 12/14/2036	3,607	4,248
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	5,910
Raymond James Financial
4.950%, 07/15/2046	780	778
Santander UK Group Holdings
5.625%, 09/15/2045 (A)	1,200	1,227
Teachers Insurance & Annuity Association of America (A)
6.850%, 12/16/2039	2,225	2,945
4.900%, 09/15/2044	1,145	1,256
Wells Fargo
3.000%, 04/22/2026	1,295	1,251
Wells Fargo MTN
4.900%, 11/17/2045	430	456
4.750%, 12/07/2046	325	339
4.650%, 11/04/2044	2,670	2,731
4.400%, 06/14/2046	2,330	2,293
Wells Fargo Bank
6.000%, 11/15/2017	300	309
5.950%, 08/26/2036	1,000	1,220
5.850%, 02/01/2037	5,620	6,800

		299,672

Health Care — 8.2%
Abbott Laboratories
4.900%, 11/30/2046	5,280	5,489
AbbVie
4.700%, 05/14/2045	4,130	4,149
4.500%, 05/14/2035	2,905	2,911
4.400%, 11/06/2042	1,670	1,603
4.300%, 05/14/2036	600	585

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Actavis
4.625%, 10/01/2042	$1,790	$ 1,777
Actavis Funding SCS
4.750%, 03/15/2045	2,360	2,397
4.550%, 03/15/2035	2,545	2,564
3.850%, 06/15/2024	1,315	1,338
Aetna
4.750%, 03/15/2044	1,220	1,312
4.375%, 06/15/2046	1,800	1,819
4.250%, 06/15/2036	1,500	1,517
Amgen
4.950%, 10/01/2041	825	876
4.663%, 06/15/2051	2,830	2,855
4.563%, 06/15/2048	5,889	5,860
4.400%, 05/01/2045	2,520	2,471
Anthem
5.100%, 01/15/2044	10	11
4.650%, 01/15/2043	1,975	2,050
4.650%, 08/15/2044	250	259
3.500%, 08/15/2024	2,300	2,313
AstraZeneca
6.450%, 09/15/2037	2,787	3,658
Baxalta
5.250%, 06/23/2045	2,695	2,929
Baxter International
3.500%, 08/15/2046	2,105	1,826
Becton Dickinson
4.875%, 05/15/2044	400	423
4.685%, 12/15/2044	1,275	1,355
Biogen
5.200%, 09/15/2045	1,280	1,396
Cardinal Health
4.500%, 11/15/2044	1,830	1,835
Celgene
5.000%, 08/15/2045	1,150	1,220
4.625%, 05/15/2044	3,600	3,604
Cleveland Clinic Foundation
4.858%, 01/01/2114	2,799	2,742
EMD Finance LLC
3.250%, 03/19/2025 (A)	3,690	3,646
Express Scripts Holding
4.800%, 07/15/2046	8,076	7,863
3.400%, 03/01/2027	850	807
Gilead Sciences
4.800%, 04/01/2044	2,030	2,120
4.750%, 03/01/2046	2,730	2,838
4.600%, 09/01/2035	1,845	1,912
4.500%, 02/01/2045	3,175	3,178
4.150%, 03/01/2047	3,100	2,976
GlaxoSmithKline Capital
6.375%, 05/15/2038	1,175	1,555

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hartford HealthCare
5.746%, 04/01/2044	$4,200	$ 4,751
Highmark
6.125%, 05/15/2041 (A)	3,705	3,486
Humana
4.950%, 10/01/2044	3,065	3,261
4.625%, 12/01/2042	385	393
Johnson & Johnson
4.500%, 12/05/2043	759	851
3.750%, 03/03/2047	1,865	1,861
3.625%, 03/03/2037	1,950	1,945
Medtronic
4.625%, 03/15/2045	6,078	6,596
4.375%, 03/15/2035	4,422	4,700
Merck
4.150%, 05/18/2043	3,895	4,022
3.600%, 09/15/2042	1,595	1,502
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	2,236	2,750
Mylan
5.250%, 06/15/2046	1,715	1,720
3.950%, 06/15/2026	1,495	1,460
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,248	2,156
4.063%, 08/01/2056	2,375	2,230
North Shore-Long Island Jewish Health Care
4.800%, 11/01/2042	4,615	4,843
Novartis Capital
4.000%, 11/20/2045	3,170	3,235
NYU Hospitals Center
5.750%, 07/01/2043	710	862
4.428%, 07/01/2042	4,230	4,256
Pfizer
4.400%, 05/15/2044	500	525
4.125%, 12/15/2046	1,900	1,934
4.000%, 12/15/2036	1,860	1,887
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	715
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	3,620	3,451
St. Barnabas
4.000%, 07/01/2028	4,375	4,298
Stryker
4.625%, 03/15/2046	885	929
4.100%, 04/01/2043	1,425	1,376
3.375%, 05/15/2024	1,145	1,158
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	5,593	4,832
3.150%, 10/01/2026	1,830	1,694
Thermo Fisher Scientific
3.150%, 01/15/2023	2,660	2,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toledo Hospital
4.982%, 11/15/2045	$2,371	$ 2,644
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,772
6.625%, 11/15/2037	555	745
4.625%, 07/15/2035	1,265	1,399
4.200%, 01/15/2047	1,880	1,944
Wyeth
6.000%, 02/15/2036	2,985	3,736
5.950%, 04/01/2037	936	1,175

		188,801

Industrials — 5.0%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	3	3
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,445	2,448
BAE Systems Holdings
4.750%, 10/07/2044 (A)	3,320	3,502
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,145	1,314
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	3,150	4,085
6.150%, 05/01/2037	985	1,274
5.750%, 05/01/2040	555	684
5.150%, 09/01/2043	1,365	1,588
4.900%, 04/01/2044	1,920	2,175
4.400%, 03/15/2042	3,270	3,429
4.375%, 09/01/2042	1,430	1,489
Canadian Pacific Railway
6.125%, 09/15/2115	4,880	5,894
Caterpillar
3.803%, 08/15/2042	1,220	1,191
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,458	4,971
CSX
4.750%, 05/30/2042	3,410	3,645
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	5	5
FedEx
7.600%, 07/01/2097	2,095	2,785
5.100%, 01/15/2044	275	299
4.400%, 01/15/2047	2,055	2,047
4.100%, 02/01/2045	275	262
3.900%, 02/01/2035	700	679
Fortive
4.300%, 06/15/2046 (A)	1,595	1,596

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited
4.418%, 11/15/2035	$22,826	$ 24,449
Johnson Controls International (D)
4.950%, 07/02/2064	1,645	1,715
4.625%, 07/02/2044	770	804
3.625%, 07/02/2024	1,095	1,122
Lockheed Martin
4.700%, 05/15/2046	3,068	3,364
4.500%, 05/15/2036	565	607
4.070%, 12/15/2042	2,243	2,232
3.600%, 03/01/2035	2,655	2,561
Norfolk Southern
6.000%, 03/15/2105	3,403	4,016
6.000%, 05/23/2111	1,272	1,523
4.800%, 08/15/2043	1,410	1,563
4.450%, 06/15/2045	480	509
Northrop Grumman
4.750%, 06/01/2043	2,830	3,114
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	219	249
Parker-Hannifin MTN
4.450%, 11/21/2044	1,145	1,227
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	4,025	4,294
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	3,147	3,187
United Technologies
5.700%, 04/15/2040	2,565	3,165
4.500%, 06/01/2042	3,985	4,277
3.750%, 11/01/2046	2,735	2,624
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	1,392	1,608
WW Grainger
4.600%, 06/15/2045	1,170	1,279

		114,854

Information Technology — 3.6%
Apple
4.500%, 02/23/2036	1,180	1,282
4.450%, 05/06/2044	1,150	1,215
4.375%, 05/13/2045	7,500	7,806
4.250%, 02/09/2047	935	958
3.850%, 08/04/2046	1,170	1,127
Broadcom
3.875%, 01/15/2027 (A)	4,395	4,426
Cisco Systems
5.900%, 02/15/2039	2,620	3,363
Diamond 1 Finance (A)
8.350%, 07/15/2046	2,050	2,673

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.100%, 07/15/2036	$760	$ 959
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,774	1,853
Intel
4.900%, 07/29/2045	3,360	3,828
4.800%, 10/01/2041	1,755	1,972
4.000%, 12/15/2032	655	686
Juniper Networks
5.950%, 03/15/2041	2,430	2,621
Microsoft
4.875%, 12/15/2043	3,822	4,300
4.750%, 11/03/2055	385	416
4.250%, 02/06/2047	4,084	4,223
4.100%, 02/06/2037	4,450	4,613
4.000%, 02/12/2055	5,346	5,097
3.950%, 08/08/2056	1,685	1,585
3.750%, 02/12/2045	1,000	958
3.700%, 08/08/2046	5,490	5,195
3.500%, 02/12/2035	720	697
3.450%, 08/08/2036	580	555
Oracle
4.500%, 07/08/2044	1,805	1,898
4.375%, 05/15/2055	4,180	4,184
4.300%, 07/08/2034	3,915	4,136
4.125%, 05/15/2045	870	862
4.000%, 07/15/2046	1,585	1,545
Qualcomm
4.800%, 05/20/2045	1,416	1,485
Visa
4.300%, 12/14/2045	3,215	3,450
4.150%, 12/14/2035	3,275	3,475

		83,443

Materials — 1.8%
Amcor Finance USA
3.625%, 04/28/2026 (A)	1,250	1,242
BHP Billiton Finance USA
5.000%, 09/30/2043	1,870	2,153
Dow Chemical
4.625%, 10/01/2044	1,000	1,056
4.375%, 11/15/2042	4,245	4,346
4.250%, 10/01/2034	2,110	2,125
Eastman Chemical
4.650%, 10/15/2044	1,305	1,337
Glencore Finance Canada
6.000%, 11/15/2041 (A)	2,795	3,100
International Paper
5.150%, 05/15/2046	1,290	1,378
LYB International Finance
4.875%, 03/15/2044	2,575	2,735
LyondellBasell Industries
4.625%, 02/26/2055	1,000	960

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Monsanto
4.200%, 07/15/2034	$745	$ 746
3.950%, 04/15/2045	500	462
Nacional del Cobre de Chile (A)
4.875%, 11/04/2044	1,255	1,290
4.250%, 07/17/2042	1,845	1,743
Newcrest Finance
5.750%, 11/15/2041 (A)	2,530	2,653
Newmont Mining
6.250%, 10/01/2039	1,135	1,347
5.875%, 04/01/2035	270	304
4.875%, 03/15/2042	2,280	2,336
Rio Tinto Finance USA
4.125%, 08/21/2042	120	122
Rohm & Haas
7.850%, 07/15/2029	3,710	5,166
Southern Copper
7.500%, 07/27/2035	2,974	3,604
5.875%, 04/23/2045	1,500	1,588

		41,793

Real Estate — 1.9%
Alexandria Real Estate Equities
3.900%, 06/15/2023	3,050	3,128
AvalonBay Communities MTN
3.900%, 10/15/2046	1,855	1,777
HCP
6.750%, 02/01/2041	970	1,190
4.250%, 11/15/2023	4,370	4,538
Healthcare Realty Trust
5.750%, 01/15/2021	525	577
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,674
Kimco Realty
4.250%, 04/01/2045	760	737
4.125%, 12/01/2046	1,900	1,800
Nationwide Health Properties MTN
6.590%, 07/07/2038	1,310	1,511
Simon Property Group
6.750%, 02/01/2040	1,634	2,193
4.750%, 03/15/2042	1,385	1,477
4.250%, 11/30/2046	1,708	1,706
SL Green Realty
7.750%, 03/15/2020	775	874
5.000%, 08/15/2018	1,000	1,038
Ventas Realty
5.700%, 09/30/2043	5,465	6,241
VEREIT Operating Partnership
4.600%, 02/06/2024	4,150	4,256
WEA Finance LLC
4.750%, 09/17/2044 (A)	1,300	1,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
5.125%, 03/15/2043	$6,564	$ 6,862

		42,876

Telecommunication Services — 4.8%
America Movil
6.375%, 03/01/2035	480	570
4.375%, 07/16/2042	2,805	2,685
AT&T
6.000%, 08/15/2040	4,845	5,314
5.700%, 03/01/2057	615	634
5.550%, 08/15/2041	3,020	3,130
5.350%, 09/01/2040	1,588	1,620
5.250%, 03/01/2037	3,615	3,729
4.800%, 06/15/2044	6,703	6,323
4.750%, 05/15/2046	2,986	2,792
4.550%, 03/09/2049	1,572	1,415
4.500%, 05/15/2035	8,280	7,853
4.500%, 03/09/2048	6,703	6,023
4.350%, 06/15/2045	9,080	8,055
British Telecommunications
9.625%, 12/15/2030	2,070	3,098
Deutsche Telekom International Finance
8.750%, 06/15/2030	610	902
4.875%, 03/06/2042 (A)	1,255	1,357
Koninklijke
8.375%, 10/01/2030	215	289
Rogers Communications
5.000%, 03/15/2044	2,010	2,171
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	4,113	3,643
Verizon Communications
6.400%, 09/15/2033	86	103
6.250%, 04/01/2037	760	887
5.850%, 09/15/2035	69	79
5.050%, 03/15/2034	4,175	4,292
5.012%, 04/15/2049 (A)	2,057	2,017
5.012%, 08/21/2054	7,888	7,600
4.862%, 08/21/2046	5,353	5,220
4.750%, 11/01/2041	825	799
4.672%, 03/15/2055	9,355	8,517
4.522%, 09/15/2048	7,423	6,815
4.400%, 11/01/2034	3,000	2,880
4.272%, 01/15/2036	4,385	4,141
3.850%, 11/01/2042	3,450	2,922
Vodafone Group
4.375%, 02/19/2043	1,520	1,393

		109,268

Utilities — 9.7%
AEP Texas Central
3.850%, 10/01/2025 (A)	1,000	1,036

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baltimore Gas & Electric
5.200%, 06/15/2033	$3,178	$ 3,490
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,715	2,245
6.125%, 04/01/2036	6,910	8,708
5.150%, 11/15/2043	2,250	2,567
Black Hills
4.200%, 09/15/2046	500	480
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,279	428
CenterPoint Energy Resources
6.250%, 02/01/2037	2,991	3,466
Commonwealth Edison
3.700%, 03/01/2045	1,649	1,565
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,341
6.300%, 08/15/2037	1,440	1,873
4.450%, 03/15/2044	2,000	2,140
Dominion Resources
5.250%, 08/01/2033	3,830	4,186
4.900%, 08/01/2041	2,715	2,906
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,893
4.000%, 09/30/2042	1,890	1,903
Duke Energy Carolinas LLC
5.300%, 02/15/2040	7,420	8,958
4.250%, 12/15/2041	1,500	1,567
3.875%, 03/15/2046	1,000	995
Duke Energy Florida
6.400%, 06/15/2038	450	605
6.350%, 09/15/2037	900	1,199
Duke Energy Indiana LLC
6.350%, 08/15/2038	800	1,057
4.900%, 07/15/2043	1,395	1,563
Duke Energy Progress LLC
4.375%, 03/30/2044	3,320	3,525
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,351
5.900%, 12/01/2021 (A)	750	840
Electricite de France (A)
6.000%, 01/22/2114	5,165	5,219
4.950%, 10/13/2045	3,095	3,169
4.750%, 10/13/2035	1,385	1,418
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,203
Eversource Energy
2.800%, 05/01/2023	2,120	2,100
Exelon
5.625%, 06/15/2035	1,250	1,439
4.950%, 06/15/2035	2,800	3,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exelon Generation LLC
5.750%, 10/01/2041	$2,427	$ 2,351
5.600%, 06/15/2042	2,905	2,743
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,670	2,950
Florida Power & Light
5.960%, 04/01/2039	2,920	3,759
5.690%, 03/01/2040	3,100	3,930
5.650%, 02/01/2037	2,500	3,102
5.400%, 09/01/2035	3,200	3,817
Georgia Power
5.950%, 02/01/2039	3,040	3,736
5.400%, 06/01/2040	4,642	5,375
4.300%, 03/15/2042	1,660	1,695
Indianapolis Power & Light (A)
6.050%, 10/01/2036	1,291	1,541
4.875%, 11/01/2041	1,860	1,965
4.700%, 09/01/2045	1,530	1,610
4.500%, 06/01/2044	2,375	2,394
ITC Holdings
5.300%, 07/01/2043	1,970	2,212
3.250%, 06/30/2026	1,000	980
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,658
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,053
Kentucky Utilities
5.125%, 11/01/2040	1,835	2,160
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,985	6,089
Metropolitan Edison
7.700%, 01/15/2019	350	383
MidAmerican Energy
6.750%, 12/30/2031	720	985
4.800%, 09/15/2043	1,725	1,950
4.400%, 10/15/2044	1,450	1,564
3.950%, 08/01/2047	845	851
MidAmerican Energy MTN
5.800%, 10/15/2036	765	945
MidAmerican Funding
6.927%, 03/01/2029	170	225
Monongahela Power
5.400%, 12/15/2043 (A)	740	877
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	1,946
Niagara Mohawk Power (A)
4.119%, 11/28/2042	2,000	1,980
2.721%, 11/28/2022	700	698
NiSource Finance
5.950%, 06/15/2041	545	658
Northern States Power
6.250%, 06/01/2036	1,813	2,357

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.350%, 11/01/2039	$2,695	$ 3,238
3.400%, 08/15/2042	920	858
NSTAR Electric
4.400%, 03/01/2044	655	707
Oncor Electric Delivery
7.500%, 09/01/2038	600	877
5.300%, 06/01/2042	3,645	4,363
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,319
6.250%, 03/01/2039	1,710	2,243
6.050%, 03/01/2034	4,540	5,749
4.600%, 06/15/2043	1,770	1,903
4.500%, 12/15/2041	1,660	1,760
PacifiCorp
6.000%, 01/15/2039	1,010	1,305
5.750%, 04/01/2037	1,472	1,825
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	1,005
Public Service of Colorado
6.500%, 08/01/2038	725	968
6.250%, 09/01/2037	1,500	1,956
Sempra Energy
6.000%, 10/15/2039	3,565	4,377
Southern California Edison
6.050%, 03/15/2039	4,355	5,697
4.500%, 09/01/2040	2,295	2,494
Southern California Gas
3.750%, 09/15/2042	1,180	1,165
Southern Gas Capital
5.875%, 03/15/2041	2,593	3,101
4.400%, 06/01/2043	1,000	1,002
3.950%, 10/01/2046	1,000	943
Southwestern Electric Power
6.200%, 03/15/2040	3,335	4,151
3.900%, 04/01/2045	776	743
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,217
Union Electric
8.450%, 03/15/2039	2,010	3,180
Virginia Electric & Power
4.450%, 02/15/2044	2,500	2,679
3.450%, 02/15/2024	530	545

		223,364

Total Corporate Obligations (Cost $1,442,621) ($ Thousands)		1,529,589

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bills(B)
0.482%, 04/06/2017 (E)	4,710	4,708
0.426%, 04/13/2017 (E)	11,020	11,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds
5.250%, 11/15/2028	$680	$ 872
4.500%, 02/15/2036	16,544	21,143
4.500%, 05/15/2038	1,466	1,874
4.250%, 05/15/2039	610	750
4.250%, 11/15/2040	720	885
3.875%, 08/15/2040	1,075	1,252
3.750%, 08/15/2041	7,345	8,391
3.750%, 11/15/2043	12,200	14,012
3.625%, 08/15/2043	14,522	16,317
3.625%, 02/15/2044	29,496	33,151
3.125%, 11/15/2041	13,150	13,553
3.125%, 02/15/2043	13,270	13,647
3.000%, 11/15/2044	3,190	3,203
3.000%, 05/15/2045	47,624	47,788
2.875%, 08/15/2045	22,060	21,600
2.875%, 11/15/2046	46,475	45,573
2.500%, 02/15/2045	31,936	28,961
2.500%, 02/15/2046	34,805	31,500
2.500%, 05/15/2046	80,890	73,177
2.250%, 08/15/2046	8,850	7,569
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/2045	4,947	4,793
U.S. Treasury Notes
2.250%, 02/15/2027	2,325	2,302
2.000%, 11/15/2026	1,205	1,166
1.625%, 02/15/2026	17,213	16,194
U.S. Treasury STRIPS(B)
3.810%, 02/15/2045	8,205	3,481
2.880%, 05/15/2030	8,400	6,027
2.775%, 05/15/2039	43,500	22,706
2.775%, 08/15/2045	6,740	2,819

Total U.S. Treasury Obligations (Cost $464,491) ($ Thousands)		460,428

MUNICIPAL BONDS — 5.7%

California — 2.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,200	1,660
California State, Build America Project, GO
7.550%, 04/01/2039	295	435
7.500%, 04/01/2034	5,300	7,523
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	125
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,630

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles Unified School District, Build America Project, GO
5.750%, 07/01/2034	$1,875	$ 2,331
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	990	1,475
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	4,024
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	841
6.008%, 07/01/2039	5,000	6,281
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,202
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	1,943
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,175	1,542
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,115	1,360
State of California, Build America Project, GO
7.625%, 03/01/2040	1,540	2,271
7.350%, 11/01/2039	2,415	3,439
7.300%, 10/01/2039	1,000	1,415
University of California, Ser AD, RB
4.858%, 05/15/2112	10,275	10,249

		54,746

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB
4.814%, 10/01/2114	2,005	2,057

Florida — 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,478

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,285

Illinois — 0.5%
Illinois State, GO
5.100%, 06/01/2033	7,590	7,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	$1,260	$ 1,253
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,193

		11,483

Massachusetts — 0.1%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,210	1,411
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,080	1,387
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,000	1,130

		3,928

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,411

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, RB
3.086%, 09/15/2051	1,315	1,110
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	749

		1,859

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	88
7.102%, 01/01/2041	1,300	1,846

		1,934

New York — 1.5%
City of New York, Build America Project, GO
5.517%, 10/01/2037	1,000	1,233
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,298
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	2,360	2,962

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	$6,630	$ 7,443
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	677
New York City, Municipal Water Finance Authority, Sub-Ser GG, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2043	710	788
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,703
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,912
5.289%, 03/15/2033	1,550	1,837
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	822
4.458%, 10/01/2062	1,450	1,512
State of New York, Build America Project, RB
5.770%, 03/15/2039	6,035	7,385

		34,572

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	114

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	1,915	2,245

Texas — 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	790
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,111
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	690	980
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	2,110	2,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	$1,505	$ 1,860

		7,240

Total Municipal Bonds (Cost $119,760) ($ Thousands)		131,352

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
FHLB
5.625%, 06/11/2021	960	1,105
FHLMC
6.750%, 03/15/2031	7,545	10,778
6.250%, 07/15/2032	6,735	9,406
FNMA
1.875%, 09/24/2026	2,900	2,699
FNMA, PO MTN(B)
0.000%, 05/15/2030 (B)	8,380	5,409
Residual Funding STRIPS
3.490%, 04/15/2030 (B)	17,770	11,751
Tennessee Valley Authority
5.500%, 06/15/2038	305	394
5.375%, 04/01/2056	12,593	16,246
5.250%, 09/15/2039	7,900	9,986
4.875%, 01/15/2048	635	754
4.625%, 09/15/2060	7,645	8,756
4.250%, 09/15/2065	2,380	2,524
2.875%, 02/01/2027	2,725	2,734
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,647

Total U.S. Government Agency Obligations (Cost $82,396) ($ Thousands)		84,189

MORTGAGE-BACKED SECURITIES — 1.7%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	178	196
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	769	846
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,417	6,940
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,164	2,856
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,435
FNMA
3.841%, 09/01/2020	3,591	3,788

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.762%, 12/01/2020	$3,427	$ 3,604
3.665%, 10/01/2020	3,276	3,443
3.583%, 09/01/2020	1,641	1,718
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,045	1,233
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	573	632
FNMA CMO, Ser 2007-68, Cl SC, IO
5.922%, 07/25/2037 (C)	46	8
GNMA ARM
2.125%, 06/20/2032 (C)	68	71
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	44	46
GNMA CMO, Ser 2009-8, Cl PS, IO
5.533%, 08/16/2038 (C)	116	13
GNMA CMO, Ser 2010-4, Cl NS, IO
5.623%, 01/16/2040 (C)	135	25
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	9,587	7,813

		37,667

Non-Agency Mortgage-Backed Obligations — 0.1%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.979%, 03/19/2045 (C)	129	115
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
1.569%, 11/19/2034 (C)	192	170
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
1.079%, 08/19/2045 (C)	254	237
Indymac Index Mortgage Loan Trust, Ser 2004- AR12, Cl A1
1.551%, 12/25/2034 (C)	106	88
Indymac Index Mortgage Loan Trust, Ser 2004- AR5, Cl 2A1B
1.571%, 08/25/2034 (C)	44	37
Indymac Index Mortgage Loan Trust, Ser 2004- AR6, Cl 6A1
3.497%, 10/25/2034 (C)	49	47
Indymac Index Mortgage Loan Trust, Ser 2004- AR7, Cl A2
1.631%, 09/25/2034 (C)	21	19
Indymac Index Mortgage Loan Trust, Ser 2005- AR18, Cl 2A1A
1.081%, 10/25/2036 (C)	13	9
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	19	19
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.168%, 12/25/2034 (C)	$42	$ 42
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.101%, 01/25/2045 (C)	126	121
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.111%, 04/25/2036 (C)	83	82

		1,007

Total Mortgage-Backed Securities (Cost $32,969) ($ Thousands)		38,674

SOVEREIGN DEBT — 0.7%
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,837
Republic of Colombia
5.625%, 02/26/2044	1,215	1,313
5.000%, 06/15/2045	2,985	2,967
Republic of Uruguay
5.100%, 06/18/2050	2,095	1,971
Saudi Government International Bond MTN
4.500%, 10/26/2046 (A)	970	952
United Mexican States
6.050%, 01/11/2040	236	265
5.750%, 10/12/2110	504	487
5.550%, 01/21/2045	1,670	1,760
4.750%, 03/08/2044	780	743
4.600%, 01/23/2046	1,015	949
4.350%, 01/15/2047	3,055	2,730
4.000%, 10/02/2023	546	559

Total Sovereign Debt (Cost $16,562) ($ Thousands)		16,533

ASSET-BACKED SECURITIES — 0.4%

Mortgage Related Securities — 0.0%

Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.747%, 03/25/2037	180	185
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028	36	37

		222

Other Asset-Backed Securities — 0.4%

Education Loan Asset-Backed Trust I, Ser 2013- 1, Cl A2
1.571%, 04/26/2032 (A)(C)	2,765	2,684

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	$1,301	$ 1,307
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.621%, 07/27/2037 (A)(C)	2,745	2,608
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.921%, 10/25/2034 (C)	2,620	2,645

		9,244

Total Asset-Backed Securities (Cost $9,607) ($ Thousands)		9,466

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	14,407,349	14,407

Total Cash Equivalent (Cost $14,407) ($ Thousands)		14,407

Total Investments — 99.4% (Cost $2,182,813) ($ Thousands) @		$ 2,284,638

The open futures contracts held by the Fund at February 28, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(57)	Jun-2017	$(29)
U.S. 2-Year Treasury Note	(193)	Jul-2017	3
U.S. 5-Year Treasury Note	331	Jun-2017	48
U.S. Long Treasury Bond	(381)	Jun-2017	(546)
U.S. Ultra Long Treasury Bond	750	Jun-2017	1,636
Ultra 10-Year U.S. Treasury Bond	15	Jun-2017	8

			$1,120

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Continued)

Percentages are based on Net Assets of $2,298,530 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2017.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $203,691 ($ Thousands), representing 8.9% of the Net Assets of the Fund.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2017. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $2,182,813 ($ Thousands), and the unrealized appreciation and depreciation were $130,559 ($ Thousands) and ($28,734) ($ Thousands), respectively.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,529,589	$–	$1,529,589
U.S. Treasury Obligations	–	460,428	–	460,428
Municipal Bonds	–	131,352	–	131,352
U.S. Government Agency Obligations	–	84,189	–	84,189
Mortgage-Backed Securities	–	38,674	–	38,674
Sovereign Debt	–	16,533	–	16,533
Asset-Backed Securities	–	9,466	–	9,466
Cash Equivalent	14,407	–	–	14,407

Total Investments in Securities	$14,407	$2,270,231	$–	$2,284,638

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Fund (Concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$1,695	$–	$–	$1,695
Unrealized Depreciation	(575)	–	–	(575)

Total Other Financial Instruments	$1,120	$–	$–	$1,120

* Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended February 28, 2017 ($ Thousands).

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ –	$ 561,029	$ (546,622)	$ 14,407	$ 42

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 84.4%
Consumer Discretionary – 6.0%
21st Century Fox America
6.900%, 08/15/2039	$1,500	$1,924
6.750%, 01/09/2038	1,125	1,346
6.650%, 11/15/2037	2,280	2,855
6.200%, 12/15/2034	2,114	2,521
CBS
5.900%, 10/15/2040	40	46
Charter Communications Operating LLC
6.834%, 10/23/2055	140	164
6.484%, 10/23/2045	435	505
Comcast
6.950%, 08/15/2037	7,209	9,751
6.550%, 07/01/2039	295	384
6.450%, 03/15/2037	4,030	5,178
6.400%, 05/15/2038	16,091	20,715
5.650%, 06/15/2035	4,455	5,291
4.750%, 03/01/2044	2,000	2,125
4.650%, 07/15/2042	3,580	3,746
4.600%, 08/15/2045	7,590	7,890
4.500%, 01/15/2043	3,700	3,786
4.250%, 01/15/2033	6,375	6,583
4.200%, 08/15/2034	18,015	18,480
Cox Communications
8.375%, 03/01/2039 (A)	2,528	3,158
Cox Enterprises
7.375%, 07/15/2027 (A)	500	588
Darden Restaurants
6.800%, 10/15/2037	2,005	2,388
Discovery Communications LLC
6.350%, 06/01/2040	907	967
4.875%, 04/01/2043	460	419
Ford Motor
5.291%, 12/08/2046	1,710	1,768
General Motors
5.200%, 04/01/2045	1,640	1,650
Grupo Televisa
6.625%, 01/15/2040	20	22
Home Depot
5.950%, 04/01/2041	690	889
5.875%, 12/16/2036	2,383	3,047
4.875%, 02/15/2044	855	983
4.400%, 03/15/2045	7,390	7,951
4.250%, 04/01/2046	6,451	6,798
4.200%, 04/01/2043	4,575	4,757
3.750%, 02/15/2024	4,660	4,954
3.350%, 09/15/2025	2,200	2,274
Kohl’s
5.550%, 07/17/2045	2,119	1,907
Lowe’s
6.650%, 09/15/2037	2,360	3,173
5.800%, 10/15/2036	1,260	1,544

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 11/15/2041	$2,525	$2,906
5.000%, 09/15/2043	1,295	1,472
4.375%, 09/15/2045	2,615	2,763
4.250%, 09/15/2044	3,750	3,886
3.700%, 04/15/2046	2,622	2,488
Lowe’s MTN
7.110%, 05/15/2037	3,092	4,258
NBCUniversal Media LLC
5.950%, 04/01/2041	1,950	2,386
4.450%, 01/15/2043	4,345	4,411
4.375%, 04/01/2021	65	70
2.875%, 01/15/2023	225	225
NIKE
3.625%, 05/01/2043	1,560	1,477
QVC
5.950%, 03/15/2043	2,590	2,405
5.450%, 08/15/2034	495	462
Target
6.650%, 08/01/2028	355	435
6.500%, 10/15/2037	2,601	3,462
4.000%, 07/01/2042	5,930	5,826
Thomson Reuters
4.500%, 05/23/2043	290	278
Time Warner
6.500%, 11/15/2036	1,450	1,737
6.200%, 03/15/2040	220	255
6.100%, 07/15/2040	1,480	1,697
Time Warner Cable
6.550%, 05/01/2037	10	11
5.875%, 11/15/2040	150	163
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,177
Viacom
4.875%, 06/15/2043	190	172
4.850%, 12/15/2034	300	292
Walt Disney MTN
4.125%, 06/01/2044	4,440	4,605
1.850%, 07/30/2026	1,520	1,376
Walt Disney
4.125%, 12/01/2041	40	42

		194,264

Consumer Staples – 9.2%
Altria Group
10.200%, 02/06/2039	2,501	4,283
9.950%, 11/10/2038	1,665	2,821
4.250%, 08/09/2042	420	417
3.875%, 09/16/2046	4,708	4,444
Anheuser-Busch
6.450%, 09/01/2037	975	1,277
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	49,303	54,119

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.700%, 02/01/2036	$36,801	$39,577
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,245	1,892
8.000%, 11/15/2039	300	447
6.375%, 01/15/2040	210	269
4.950%, 01/15/2042	1,805	1,985
3.750%, 07/15/2042	670	621
Baptist Health South Florida
4.342%, 11/15/2041	610	611
Bowdoin College
4.693%, 07/01/2112	4,071	3,738
California Institute of Technology
4.700%, 11/01/2111	1,000	962
Coca-Cola
2.250%, 09/01/2026	3,020	2,845
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,343
CVS Health
5.125%, 07/20/2045	1,000	1,114
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,894	3,760
Diageo Capital
5.875%, 09/30/2036	485	593
3.875%, 04/29/2043	4,560	4,387
Duke University
3.299%, 10/01/2046	2,335	2,141
Grupo Bimbo
4.875%, 06/27/2044 (A)	1,215	1,143
Hamilton College
4.750%, 07/01/2113	3,516	3,047
Hershey
3.375%, 08/15/2046	2,215	2,018
HJ Heinz Finance
7.125%, 08/01/2039 (A)	325	419
Kimberly-Clark
5.300%, 03/01/2041	555	675
Kraft Heinz Foods
6.750%, 03/15/2032	415	506
4.375%, 06/01/2046	1,060	997
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,241
3.959%, 07/01/2038	1,927	2,041
Northwestern University
3.688%, 12/01/2038	1,570	1,600
PepsiCo
4.600%, 07/17/2045	4,280	4,706
4.250%, 10/22/2044	1,000	1,051
3.600%, 03/01/2024	3,445	3,641
3.450%, 10/06/2046	15,420	14,099
3.000%, 08/25/2021	16	16
Pernod Ricard
5.500%, 01/15/2042 (A)	150	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Philip Morris International
6.375%, 05/16/2038	$420	$540
4.875%, 11/15/2043	765	838
4.500%, 03/20/2042	8,840	9,162
4.375%, 11/15/2041	1,750	1,769
4.250%, 11/10/2044	5,616	5,621
4.125%, 03/04/2043	7,895	7,727
3.875%, 08/21/2042	2,795	2,658
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	1,700	2,439
3.619%, 10/01/2037	400	399
3.300%, 07/15/2056	2,520	2,312
3.150%, 07/15/2046	2,515	2,330
Princeton University
5.700%, 03/01/2039	1,399	1,845
Reynolds American
8.125%, 05/01/2040	1,140	1,516
6.150%, 09/15/2043	20	24
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,612
Tufts University
5.017%, 04/15/2112	1,212	1,287
University of Chicago
4.411%, 10/01/2044	715	737
University of Southern California
3.028%, 10/01/2039	1,100	1,009
Walgreen
4.400%, 09/15/2042	30	29
Walgreens Boots Alliance
4.800%, 11/18/2044	1,190	1,232
4.650%, 06/01/2046	945	964
Wal-Mart Stores
6.500%, 08/15/2037	8,089	10,965
6.200%, 04/15/2038	5,625	7,424
5.625%, 04/01/2040	5,750	7,126
5.625%, 04/15/2041	1,800	2,245
5.000%, 10/25/2040	19,320	22,246
4.750%, 10/02/2043	7,200	8,126
4.300%, 04/22/2044	2,235	2,369
4.000%, 04/11/2043	7,960	8,044
Wesleyan University
4.781%, 07/01/2116	3,550	3,417

		296,028

Energy – 6.4%
Anadarko Petroleum
6.450%, 09/15/2036	2,865	3,471
6.200%, 03/15/2040	263	306
5.041%, 10/10/2036 (B)	15,000	6,094
Apache
6.900%, 09/15/2018	10	11

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BG Energy Capital
5.125%, 10/15/2041 (A)	$5,840	$6,441
BP Capital Markets
3.994%, 09/26/2023	2,035	2,143
3.723%, 11/28/2028	3,865	3,922
3.535%, 11/04/2024	4,390	4,458
Buckeye Partners
5.850%, 11/15/2043	70	74
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,375
Cenovus Energy
5.200%, 09/15/2043	545	539
Chevron
2.954%, 05/16/2026	2,430	2,399
Conoco Funding
6.950%, 04/15/2029	2,798	3,604
ConocoPhillips
6.500%, 02/01/2039	11,641	14,655
5.950%, 03/15/2046	495	612
5.900%, 05/15/2038	2,400	2,868
4.300%, 11/15/2044	6,525	6,466
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,228
Devon Energy
5.600%, 07/15/2041	900	964
Devon Financing
7.875%, 09/30/2031	2,825	3,697
Ecopetrol
5.875%, 05/28/2045	1,280	1,156
Energy Transfer Partners
8.250%, 11/15/2029	750	983
6.050%, 06/01/2041	1,010	1,086
4.900%, 03/15/2035	82	80
Eni
5.700%, 10/01/2040 (A)	2,620	2,694
EnLink Midstream Partners
5.050%, 04/01/2045	1,910	1,821
Enterprise Products Operating LLC
6.450%, 09/01/2040	705	868
5.950%, 02/01/2041	1,870	2,180
5.750%, 03/01/2035	185	210
5.700%, 02/15/2042	3,102	3,543
Exxon Mobil
4.114%, 03/01/2046	7,780	8,095
3.567%, 03/06/2045	12,045	11,468
Kinder Morgan
5.550%, 06/01/2045	845	892
Marathon Petroleum
5.000%, 09/15/2054	1,030	923
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,710	5,732

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPLX
5.200%, 03/01/2047	$2,320	$2,361
Noble Energy
6.000%, 03/01/2041	360	413
5.250%, 11/15/2043	400	422
Occidental Petroleum
4.400%, 04/15/2046	3,060	3,134
4.100%, 02/15/2047	3,880	3,810
Petroleos Mexicanos
6.500%, 03/13/2027 (A)	1,065	1,132
Petroleos Mexicanos MTN
6.750%, 09/21/2047	465	461
5.625%, 01/23/2046	516	448
Phillips 66
4.650%, 11/15/2034	2,642	2,737
Schlumberger Holdings
4.000%, 12/21/2025 (A)	3,000	3,156
Shell International Finance
6.375%, 12/15/2038	6,636	8,704
5.500%, 03/25/2040	2,500	2,974
4.550%, 08/12/2043	6,145	6,492
4.375%, 05/11/2045	4,815	4,980
4.125%, 05/11/2035	4,631	4,767
4.000%, 05/10/2046	6,980	6,809
3.750%, 09/12/2046	5,761	5,402
3.625%, 08/21/2042	285	261
Southern Natural Gas
7.350%, 02/15/2031	2,215	2,587
Spectra Energy Capital
6.750%, 02/15/2032	800	922
Spectra Energy Partners
5.950%, 09/25/2043	160	185
Statoil
6.500%, 12/01/2028 (A)	2,325	3,004
5.250%, 04/15/2019	50	53
5.100%, 08/17/2040	1,415	1,624
4.800%, 11/08/2043	1,534	1,717
3.950%, 05/15/2043	1,430	1,414
Sunoco Logistics Partners Operations
5.300%, 04/01/2044	390	394
TC PipeLines
4.375%, 03/13/2025	1,300	1,331
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)	1,165	1,117
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	2,811
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,448
6.100%, 06/01/2040	1,660	2,078
5.000%, 10/16/2043	1,275	1,428
4.625%, 03/01/2034	10,693	11,475

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Valero Energy
10.500%, 03/15/2039	$2,476	$3,754
Williams Partners
6.300%, 04/15/2040	50	57
5.800%, 11/15/2043	1,435	1,558
5.400%, 03/04/2044	1,000	1,040

		207,518

Financials — 17.6%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,776
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,570	7,227
Allstate
4.200%, 12/15/2046	4,325	4,411
American Express
4.050%, 12/03/2042	750	747
American International Group
4.700%, 07/10/2035	630	648
Bank of America MTN
5.875%, 02/07/2042	4,200	5,168
5.000%, 01/21/2044	2,855	3,155
4.875%, 04/01/2044	1,675	1,828
4.450%, 03/03/2026	690	716
4.443%, 01/20/2048 (C)	1,540	1,568
4.100%, 07/24/2023	340	356
3.950%, 04/21/2025	300	301
3.824%, 01/20/2028 (C)	5,195	5,235
3.300%, 01/11/2023	710	715
3.248%, 10/21/2027	2,660	2,552
Bank of America
7.750%, 05/14/2038	1,275	1,787
6.500%, 07/15/2018	265	282
6.110%, 01/29/2037	3,965	4,712
6.000%, 10/15/2036	2,590	3,211
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	53
3.442%, 02/07/2028 (C)	1,300	1,312
Bank One Capital III
8.750%, 09/01/2030	620	875
Barclays
4.950%, 01/10/2047	2,310	2,351
4.337%, 01/10/2028	365	369
Berkshire Hathaway
4.500%, 02/11/2043	8,988	9,725
3.400%, 01/31/2022	56	59
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,614
4.400%, 05/15/2042	2,250	2,384
4.300%, 05/15/2043	2,390	2,514
Blackstone Holdings Finance (A)
5.000%, 06/15/2044	5,420	5,581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 07/15/2045	$700	$669
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,879	2,220
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	7,055	7,058
CDP Financial
5.600%, 11/25/2039 (A)	4,178	5,235
Chubb
6.500%, 05/15/2038	1,110	1,512
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,658
4.350%, 11/03/2045	5,000	5,347
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,190
6.125%, 11/01/2034	3,553	4,219
Citigroup
8.125%, 07/15/2039	1,673	2,494
6.875%, 02/15/2098	2,435	3,215
6.675%, 09/13/2043	2,601	3,348
6.125%, 08/25/2036	690	807
4.650%, 07/30/2045	1,539	1,625
4.450%, 09/29/2027	7,630	7,813
Citigroup Capital III
7.625%, 12/01/2036	895	1,065
CME Group
5.300%, 09/15/2043	5,030	6,040
Cooperatieve Rabobank UA
5.800%, 09/30/2110 (A)	675	775
4.625%, 12/01/2023	1,670	1,762
4.375%, 08/04/2025	1,200	1,224
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	2,671	3,128
Credit Suisse Group
4.282%, 01/09/2028 (A)	3,560	3,573
Daimler Finance North America LLC
1.375%, 08/01/2017 (A)	9,450	9,447
DaimlerChrysler
8.500%, 01/18/2031	150	228
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	941
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(C)	5,720	6,163
Farmers Exchange Capital III
5.454%, 10/15/2054 (A)(C)	1,000	995
First Union Capital II
7.950%, 11/15/2029	605	794
FMR (A)
5.150%, 02/01/2043	260	283
4.950%, 02/01/2033	250	265
General Electric MTN
6.750%, 03/15/2032	106	145
6.150%, 08/07/2037	81	106

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 01/14/2038	$12,850	$16,473
Goldman Sachs Group
6.750%, 10/01/2037	5,075	6,333
6.345%, 02/15/2034	2,840	3,429
6.250%, 02/01/2041	8,666	10,942
6.125%, 02/15/2033	16,195	19,774
5.950%, 01/18/2018	1,000	1,038
4.750%, 10/21/2045	4,420	4,706
3.850%, 01/26/2027	4,020	4,063
3.750%, 05/22/2025	2,250	2,283
3.625%, 01/22/2023	215	221
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	190
4.800%, 07/08/2044	4,850	5,231
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	2,833
Hartford Financial Services Group
6.625%, 03/30/2040	1,794	2,277
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,575
7.000%, 01/15/2039	2,580	3,483
5.875%, 11/01/2034	7,530	8,931
HSBC Holdings
6.800%, 06/01/2038	1,350	1,737
6.500%, 09/15/2037	7,530	9,367
6.100%, 01/14/2042	965	1,214
5.250%, 03/14/2044	10,630	11,534
Intercontinental Exchange
3.750%, 12/01/2025	1,530	1,593
JPMorgan Chase
6.400%, 05/15/2038	9,083	11,855
5.600%, 07/15/2041	5,180	6,257
5.500%, 10/15/2040	9,100	10,831
5.400%, 01/06/2042	8,160	9,650
4.250%, 10/15/2020	300	320
3.900%, 07/15/2025	500	520
3.875%, 09/10/2024	750	766
3.782%, 02/01/2028 (C)	9,795	9,943
3.625%, 12/01/2027	2,210	2,157
3.375%, 05/01/2023	250	251
3.300%, 04/01/2026	3,910	3,863
3.200%, 01/25/2023	200	203
3.200%, 06/15/2026	3,510	3,426
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	4,913	5,103
KKR Group Finance III
5.125%, 06/01/2044 (A)	4,837	4,802
Liberty Mutual Group
6.500%, 05/01/2042 (A)	2,705	3,377
Lincoln National
6.300%, 10/09/2037	100	120
6.150%, 04/07/2036	3	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
5.300%, 12/01/2045	$1,194	$1,277
Macquarie Group (A)
6.250%, 01/14/2021	40	45
6.000%, 01/14/2020	100	109
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	3,135
MetLife
10.750%, 08/01/2039	1,215	1,889
6.500%, 12/15/2032	350	447
5.875%, 02/06/2041	2,315	2,854
5.700%, 06/15/2035	8,975	10,881
4.875%, 11/13/2043	4,465	4,889
4.721%, 12/15/2044	3,910	4,224
4.050%, 03/01/2045	1,225	1,194
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	272
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,556
Morgan Stanley
7.250%, 04/01/2032	155	212
4.375%, 01/22/2047	3,575	3,634
3.625%, 01/20/2027	1,435	1,430
Morgan Stanley MTN
6.375%, 07/24/2042	1,845	2,367
6.250%, 08/09/2026	8,221	9,856
4.300%, 01/27/2045	6,800	6,846
4.000%, 07/23/2025	5,665	5,866
3.875%, 04/29/2024	635	657
3.700%, 10/23/2024	3,405	3,478
3.125%, 07/27/2026	3,460	3,332
2.443%, 10/24/2023 (C)	1,485	1,516
Mutual of Omaha Insurance
4.297%, 07/15/2054 (A)(C)	1,300	1,285
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,517	4,734
Nationwide Building Society
4.000%, 09/14/2026 (A)	1,055	1,019
Nationwide Financial Services
5.300%, 11/18/2044 (A)	1,450	1,586
Nationwide Mutual Insurance (A)
9.375%, 08/15/2039	1,510	2,350
4.950%, 04/22/2044	1,905	1,982
New York Life Insurance (A)
6.750%, 11/15/2039	5,615	7,590
5.875%, 05/15/2033	4,447	5,375
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	2,415	3,074
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,040	1,611
PNC Bank MTN
3.250%, 06/01/2025	4,615	4,669

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank
3.800%, 07/25/2023	$450	$472
PNC Funding
6.700%, 06/10/2019	100	111
Prudential Financial MTN
6.625%, 06/21/2040	285	373
5.700%, 12/14/2036	5,149	6,064
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,313
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,582
Teachers Insurance & Annuity Association of America (A)
6.850%, 12/16/2039	3,187	4,219
4.900%, 09/15/2044	7,750	8,497
Toronto-Dominion Bank
3.625%, 09/15/2031 (C)	1,045	1,029
Travelers MTN
6.250%, 06/15/2037	125	163
Travelers
6.750%, 06/20/2036	3,148	4,279
5.350%, 11/01/2040	1,565	1,882
3.750%, 05/15/2046	2,340	2,240
Trinity Acquisition
6.125%, 08/15/2043	50	54
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,300	1,819
Wachovia
5.750%, 06/15/2017	150	152
Wells Fargo
5.606%, 01/15/2044	2,723	3,190
3.900%, 05/01/2045	10,507	10,134
3.000%, 04/22/2026	2,160	2,086
3.000%, 10/23/2026	320	307
Wells Fargo MTN
4.900%, 11/17/2045	3,305	3,507
4.750%, 12/07/2046	7,191	7,502
4.600%, 04/01/2021	40	43
4.400%, 06/14/2046	5,450	5,363
3.500%, 03/08/2022	235	244
Wells Fargo Bank
6.600%, 01/15/2038	5,445	7,158
5.950%, 08/26/2036	3,565	4,350
5.850%, 02/01/2037	8,581	10,382
XLIT
5.250%, 12/15/2043	2,770	2,969
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A)(C)	640	641

		566,641

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care – 8.8%
Abbott Laboratories
4.900%, 11/30/2046	$4,605	$4,788
AbbVie
4.700%, 05/14/2045	680	683
4.400%, 11/06/2042	555	533
Actavis
4.625%, 10/01/2042	25	25
Actavis Funding SCS
4.850%, 06/15/2044	625	639
4.550%, 03/15/2035	1,600	1,612
Aetna
6.750%, 12/15/2037	906	1,212
4.750%, 03/15/2044	3,440	3,699
4.375%, 06/15/2046	2,300	2,325
4.125%, 11/15/2042	1,885	1,845
Allina Health System
4.805%, 11/15/2045	1,616	1,734
Amgen
4.563%, 06/15/2048	1,425	1,418
4.400%, 05/01/2045	1,060	1,039
Anthem
4.650%, 08/15/2044	1,600	1,661
4.625%, 05/15/2042	300	308
Ascension Health
4.847%, 11/15/2053	520	579
3.945%, 11/15/2046	2,105	2,084
AstraZeneca
6.450%, 09/15/2037	6,145	8,066
4.000%, 09/18/2042	1,435	1,394
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,428
Becton Dickinson
4.875%, 05/15/2044	1,000	1,057
Celgene
5.250%, 08/15/2043	670	712
4.625%, 05/15/2044	780	781
Cigna
5.875%, 03/15/2041	65	77
City of Hope
5.623%, 11/15/2043	850	1,007
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,656	3,582
Covidien International Finance
6.550%, 10/15/2037	705	912
Express Scripts Holding
4.800%, 07/15/2046	900	876
Gilead Sciences
4.800%, 04/01/2044	3,225	3,367
4.750%, 03/01/2046	8,505	8,841
4.600%, 09/01/2035	2,810	2,912
4.500%, 02/01/2045	10,385	10,394

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 03/01/2047	$4,560	$4,378
4.000%, 09/01/2036	2,775	2,674
2.950%, 03/01/2027	1,775	1,700
GlaxoSmithKline Capital
6.375%, 05/15/2038	6,599	8,730
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,410
Highmark (A)
6.125%, 05/15/2041	1,560	1,468
4.750%, 05/15/2021	1,330	1,354
Humana
8.150%, 06/15/2038	1,510	2,114
4.625%, 12/01/2042	55	56
Johns Hopkins Health System
3.837%, 05/15/2046	640	632
Johnson & Johnson
4.500%, 12/05/2043	1,000	1,122
4.375%, 12/05/2033	8,300	9,169
3.625%, 03/03/2037	3,755	3,745
Medtronic
4.625%, 03/15/2044	6,416	6,912
4.625%, 03/15/2045	15,717	17,057
4.375%, 03/15/2035	12,336	13,111
Merck
6.550%, 09/15/2037	1,000	1,353
4.150%, 05/18/2043	3,050	3,149
3.700%, 02/10/2045	14,700	14,233
3.600%, 09/15/2042	850	800
2.750%, 02/10/2025	2,035	2,018
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,569
Mylan
5.250%, 06/15/2046	1,695	1,699
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,962	2,841
4.063%, 08/01/2056	2,200	2,066
North Shore-Long Island Jewish Health Care
4.800%, 11/01/2042	2,400	2,519
Novartis Capital
4.400%, 05/06/2044	5,375	5,828
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,666
Perrigo
5.300%, 11/15/2043	990	1,018
Pfizer
7.200%, 03/15/2039	1,480	2,141
4.400%, 05/15/2044	4,895	5,139
4.300%, 06/15/2043	2,640	2,736
4.125%, 12/15/2046	3,790	3,857
4.000%, 12/15/2036	13,086	13,276
Pharmacia
6.600%, 12/01/2028	1,145	1,488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	$765	$715
Roche Holdings
4.000%, 11/28/2044 (A)	230	233
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,743
St. Barnabas
4.000%, 07/01/2028	2,240	2,201
Stryker
4.625%, 03/15/2046	615	646
4.375%, 05/15/2044	1,220	1,230
4.100%, 04/01/2043	785	758
Sutter Health
2.286%, 08/15/2053	2,000	1,959
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	2,585	2,393
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	1,620	1,400
Toledo Hospital
4.982%, 11/15/2045	3,425	3,820
Trinity Health
4.125%, 12/01/2045	2,524	2,472
UnitedHealth Group
6.875%, 02/15/2038	2,396	3,305
6.625%, 11/15/2037	4,315	5,791
6.500%, 06/15/2037	3,210	4,277
5.950%, 02/15/2041	95	121
5.800%, 03/15/2036	325	401
5.700%, 10/15/2040	1,005	1,246
4.750%, 07/15/2045	12,390	13,956
4.625%, 07/15/2035	1,100	1,217
4.375%, 03/15/2042	30	31
4.200%, 01/15/2047	985	1,018
3.950%, 10/15/2042	1,075	1,068
Wyeth LLC
6.500%, 02/01/2034	3,390	4,436
5.950%, 04/01/2037	4,425	5,554

		282,609

Industrials – 8.2%
3M MTN
3.125%, 09/19/2046	2,275	2,050
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	463	477
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	5,281	5,228
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	529	565

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	$1,945	$1,948
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,765	3,652
BAE Systems Holdings
4.750%, 10/07/2044 (A)	3,098	3,267
Boeing
3.375%, 06/15/2046	2,400	2,211
3.300%, 03/01/2035	5,670	5,379
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	495	576
4.950%, 09/15/2041	140	157
4.900%, 04/01/2044	5,800	6,569
4.550%, 09/01/2044	5,100	5,515
4.450%, 03/15/2043	1,250	1,322
4.400%, 03/15/2042	2,825	2,963
3.900%, 08/01/2046	3,000	2,957
Canadian National Railway
6.250%, 08/01/2034	2,393	3,090
6.200%, 06/01/2036	5,665	7,395
4.500%, 11/07/2043	3,800	4,124
3.200%, 08/02/2046	3,775	3,369
Caterpillar
5.200%, 05/27/2041	640	749
4.750%, 05/15/2064	4,770	5,198
3.803%, 08/15/2042	5,890	5,748
CSX
4.500%, 08/01/2054	900	892
Deere
3.900%, 06/09/2042	7,095	7,257
Eaton
4.000%, 11/02/2032	2,780	2,828
FedEx
7.600%, 07/01/2097	1,403	1,865
GE Capital International Funding Unlimited
4.418%, 11/15/2035	61,249	65,603
General Electric
4.500%, 03/11/2044	3,125	3,397
2.700%, 10/09/2022	1,010	1,023
Honeywell International
5.700%, 03/15/2037	300	371
5.375%, 03/01/2041	4,435	5,436
Johnson Controls International
6.000%, 01/15/2036	340	408
5.700%, 03/01/2041	55	63
5.125%, 09/14/2045	1,880	2,107
4.950%, 07/02/2064 (D)	695	725
Lockheed Martin
3.600%, 03/01/2035	3,035	2,928

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Norfolk Southern
6.000%, 03/15/2105	$2,536	$2,993
6.000%, 05/23/2111	345	413
Parker-Hannifin
4.100%, 03/01/2047 (A)	4,579	4,639
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,881
Raytheon
4.700%, 12/15/2041	560	625
Siemens Financieringsmaatschappij (A)
4.400%, 05/27/2045	9,350	9,975
3.300%, 09/15/2046	11,330	10,041
2.350%, 10/15/2026	1,775	1,665
Stanley Black & Decker
5.200%, 09/01/2040	280	315
Union Pacific
4.375%, 11/15/2065	4,355	4,411
4.050%, 03/01/2046	1,395	1,441
3.875%, 02/01/2055	4,730	4,424
3.799%, 10/01/2051	5,205	5,003
United Airlines, Pass-Through Trust, Ser 2014- 2, Cl A
3.750%, 09/03/2026	2,567	2,599
United Parcel Service
8.375%, 04/01/2030 (D)	710	1,014
6.200%, 01/15/2038	3,152	4,179
3.625%, 10/01/2042	1,490	1,430
3.400%, 11/15/2046	3,925	3,625
United Technologies
5.700%, 04/15/2040	1,520	1,875
4.500%, 06/01/2042	17,140	18,397
4.150%, 05/15/2045	3,410	3,481
3.750%, 11/01/2046	6,560	6,295
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,934	2,147
WW Grainger
4.600%, 06/15/2045	1,185	1,296

		263,576

Information Technology — 9.0%
Apple
4.650%, 02/23/2046	9,855	10,716
4.450%, 05/06/2044	780	824
4.375%, 05/13/2045	15,845	16,491
4.250%, 02/09/2047	2,015	2,065
3.850%, 05/04/2043	2,800	2,699
3.850%, 08/04/2046	15,057	14,510
3.450%, 02/09/2045	7,090	6,362
3.350%, 02/09/2027	1,855	1,886
Applied Materials
5.850%, 06/15/2041	90	111

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cisco Systems
5.900%, 02/15/2039	$7,439	$9,550
5.500%, 01/15/2040	7,095	8,774
Diamond 1 Finance (A)
8.350%, 07/15/2046	1,735	2,263
8.100%, 07/15/2036	1,380	1,741
Hewlett Packard Enterprise
6.200%, 10/15/2035	3,475	3,689
Intel
4.900%, 07/29/2045	13,815	15,737
4.800%, 10/01/2041	6,095	6,849
4.100%, 05/19/2046	3,624	3,657
4.000%, 12/15/2032	520	545
International Business Machines
3.625%, 02/12/2024	4,160	4,349
3.300%, 01/27/2027	3,390	3,417
Intuit
5.750%, 03/15/2017	25	25
Mastercard
3.800%, 11/21/2046	1,895	1,884
Microsoft
5.300%, 02/08/2041	475	567
4.875%, 12/15/2043	1,200	1,350
4.750%, 11/03/2055	3,545	3,827
4.500%, 02/06/2057	1,155	1,198
4.450%, 11/03/2045	1,315	1,395
4.250%, 02/06/2047	6,485	6,706
4.100%, 02/06/2037	16,509	17,116
4.000%, 02/12/2055	13,098	12,488
3.750%, 02/12/2045	15,235	14,594
3.700%, 08/08/2046	28,758	27,210
3.500%, 02/12/2035	2,235	2,163
3.500%, 11/15/2042	670	619
3.450%, 08/08/2036	12,200	11,675
2.400%, 08/08/2026	1,255	1,193
Oracle
6.500%, 04/15/2038	7,067	9,264
6.125%, 07/08/2039	2,870	3,649
4.500%, 07/08/2044	980	1,031
4.375%, 05/15/2055	3,515	3,518
4.300%, 07/08/2034	15,695	16,581
4.125%, 05/15/2045	8,810	8,729
4.000%, 07/15/2046	7,174	6,992
2.650%, 07/15/2026	4,710	4,522
Qualcomm
4.800%, 05/20/2045	1,730	1,814
4.650%, 05/20/2035	3,305	3,491
Visa
4.300%, 12/14/2045	5,220	5,602
4.150%, 12/14/2035	3,835	4,069

		289,507

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 1.3%
Air Liquide Finance
3.500%, 09/27/2046 (A)	$1,855	$1,737
Albemarle
5.450%, 12/01/2044	1,449	1,608
Barrick North America Finance LLC
5.750%, 05/01/2043	1,895	2,228
5.700%, 05/30/2041	1,380	1,586
BHP Billiton Finance USA
5.000%, 09/30/2043	7,120	8,196
Dow Chemical
5.250%, 11/15/2041	755	854
4.625%, 10/01/2044	825	871
4.250%, 10/01/2034	1,870	1,883
Georgia-Pacific LLC
8.875%, 05/15/2031	1,785	2,693
7.250%, 06/01/2028	330	432
International Paper
8.700%, 06/15/2038	1,000	1,450
LYB International Finance
4.875%, 03/15/2044	775	823
Monsanto
4.700%, 07/15/2064	720	693
4.400%, 07/15/2044	225	223
4.200%, 07/15/2034	3,550	3,557
Newmont Mining
5.875%, 04/01/2035	100	112
Nucor
6.400%, 12/01/2037	40	52
Rio Tinto Alcan
7.250%, 03/15/2031	4,290	5,236
Rio Tinto Finance USA
9.000%, 05/01/2019	60	69
5.200%, 11/02/2040	20	23
4.750%, 03/22/2042	120	133
4.125%, 08/21/2042	6,910	7,025
Southern Copper
5.875%, 04/23/2045	1,245	1,318
Union Carbide
7.750%, 10/01/2096	25	32

		42,834

Real Estate – 1.3%
Alexandria Real Estate Equities
3.900%, 06/15/2023	400	410
American Tower Trust I
3.070%, 03/15/2023 (A)	3,034	3,034
Crown Castle International
4.000%, 03/01/2027	500	504
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,133

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ERP Operating
4.625%, 12/15/2021	$33	$36
4.500%, 07/01/2044	4,000	4,171
4.500%, 06/01/2045	1,450	1,518
Federal Realty Investment Trust
3.625%, 08/01/2046	3,595	3,168
HCP
6.750%, 02/01/2041	1,080	1,325
4.250%, 11/15/2023	740	768
Kimco Realty
4.125%, 12/01/2046	3,260	3,089
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,902
Simon Property Group
6.750%, 02/01/2040	4,465	5,992
4.750%, 03/15/2042	3,805	4,058
4.375%, 03/01/2021	40	43
3.300%, 01/15/2026	560	560
Ventas Realty
5.700%, 09/30/2043	3,910	4,465
Welltower
6.500%, 03/15/2041	775	959
5.125%, 03/15/2043	1,085	1,134

		41,269

Telecommunication Services – 2.0%
America Movil
6.375%, 03/01/2035	50	59
6.125%, 11/15/2037	50	58
6.125%, 03/30/2040	2,375	2,784
4.375%, 07/16/2042	3,900	3,733
AT&T
8.250%, 11/15/2031	1,391	1,909
6.350%, 03/15/2040	1,830	2,082
5.600%, 05/15/2018	40	42
5.350%, 09/01/2040	2,505	2,555
5.250%, 03/01/2037	1,885	1,945
4.800%, 06/15/2044	4,130	3,896
4.550%, 03/09/2049	2,066	1,860
4.500%, 05/15/2035	5,835	5,534
4.350%, 06/15/2045	3,129	2,775
3.000%, 02/15/2022	20	20
Centel Capital
9.000%, 10/15/2019	25	29
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,536	3,967
Rogers Communications
5.450%, 10/01/2043	4,000	4,564
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,621	5,865
Verizon Communications
5.012%, 04/15/2049 (A)	5,773	5,662

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.012%, 08/21/2054	$9,502	$9,155
4.672%, 03/15/2055	965	878
4.272%, 01/15/2036	4,535	4,283
Vodafone Group
7.875%, 02/15/2030	1,605	2,150

		65,805

Utilities — 14.6%
AEP Transmission LLC
4.000%, 12/01/2046 (A)	5,703	5,785
AGL Capital
5.875%, 03/15/2041	600	718
Alabama Power
5.200%, 06/01/2041	155	181
5.125%, 02/15/2019	195	205
4.150%, 08/15/2044	135	138
Appalachian Power
6.700%, 08/15/2037	50	65
5.800%, 10/01/2035	125	148
4.600%, 03/30/2021	70	75
Arizona Public Service
8.750%, 03/01/2019	455	516
5.050%, 09/01/2041	50	57
4.500%, 04/01/2042	12	13
Baltimore Gas & Electric
6.350%, 10/01/2036	125	162
5.200%, 06/15/2033	1,620	1,779
3.500%, 08/15/2046	4,135	3,850
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,927	5,142
6.125%, 04/01/2036	2,301	2,900
5.950%, 05/15/2037	635	787
5.150%, 11/15/2043	470	536
Black Hills
4.200%, 09/15/2046	1,100	1,055
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,655
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,310	2,572
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,269
4.500%, 01/15/2021	40	42
Cleco Power
6.000%, 12/01/2040	650	791
Commonwealth Edison
4.700%, 01/15/2044	2,870	3,195
4.600%, 08/15/2043	1,220	1,332
3.700%, 03/01/2045	11,570	10,979
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,376
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,599

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.200%, 06/15/2036	$65	$83
5.850%, 04/01/2018	180	188
5.700%, 06/15/2040	40	49
5.500%, 12/01/2039	75	90
4.625%, 12/01/2054	1,075	1,156
4.450%, 03/15/2044	650	695
3.950%, 03/01/2043	5,840	5,777
3.850%, 06/15/2046	4,217	4,119
Consumers Energy
4.350%, 08/31/2064	4,250	4,319
Dominion Resources
5.250%, 08/01/2033	20	22
4.050%, 09/15/2042	450	428
DTE Electric
3.950%, 06/15/2042	80	80
3.900%, 06/01/2021	30	32
3.700%, 03/15/2045	7,575	7,370
Duke Energy
3.550%, 09/15/2021	17	18
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	144
6.100%, 06/01/2037	2,010	2,532
6.050%, 04/15/2038	2,035	2,620
5.300%, 02/15/2040	7,659	9,247
4.250%, 12/15/2041	2,000	2,089
4.000%, 09/30/2042	14,915	15,019
3.900%, 06/15/2021	50	53
3.875%, 03/15/2046	3,100	3,085
3.750%, 06/01/2045	500	485
Duke Energy Florida
6.400%, 06/15/2038	3,035	4,084
Duke Energy Florida LLC
3.400%, 10/01/2046	1,315	1,203
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,315
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,719
6.350%, 08/15/2038	3,185	4,208
4.900%, 07/15/2043	930	1,042
Duke Energy Progress LLC
4.375%, 03/30/2044	2,270	2,410
4.200%, 08/15/2045	4,810	4,986
4.150%, 12/01/2044	1,250	1,288
4.100%, 05/15/2042	530	538
3.700%, 10/15/2046	650	627
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,681
Electricite de France (A)
6.000%, 01/22/2114	9,638	9,740
4.950%, 10/13/2045	3,625	3,712
4.750%, 10/13/2035	1,625	1,663

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	$1,000	$1,098
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,644
3.250%, 04/01/2028	3,475	3,463
Entergy Mississippi
2.850%, 06/01/2028	4,370	4,185
Exelon
4.950%, 06/15/2035	1,685	1,817
Florida Power & Light
5.960%, 04/01/2039	2,570	3,308
5.690%, 03/01/2040	5,728	7,262
5.650%, 02/01/2037	1,000	1,241
4.050%, 06/01/2042	3,460	3,575
4.050%, 10/01/2044	3,215	3,332
3.800%, 12/15/2042	4,720	4,702
Georgia Power
5.650%, 03/01/2037	105	122
5.400%, 06/01/2040	8,858	10,257
4.300%, 03/15/2042	10,330	10,547
4.300%, 03/15/2043	2,945	3,027
Gulf Power
4.550%, 10/01/2044	1,500	1,511
Indianapolis Power & Light (A)
4.700%, 09/01/2045	3,870	4,073
4.650%, 06/01/2043	4,250	4,414
International Transmission
4.625%, 08/15/2043 (A)	1,975	2,149
Jersey Central Power & Light
6.150%, 06/01/2037	775	896
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,760	7,228
Kentucky Utilities
5.125%, 11/01/2040	2,565	3,019
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,951	6,048
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	3,720
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,948
4.400%, 10/15/2044	7,655	8,257
3.950%, 08/01/2047	600	604
Monongahela Power
5.400%, 12/15/2043 (A)	1,595	1,891
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	978
Nevada Power
6.650%, 04/01/2036	100	134
Niagara Mohawk Power (A)
4.278%, 10/01/2034	5,244	5,424
4.119%, 11/28/2042	2,000	1,980

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NiSource Finance
5.950%, 06/15/2041	$220	$266
5.800%, 02/01/2042	900	1,064
Northern States Power
6.250%, 06/01/2036	1,176	1,528
6.200%, 07/01/2037	6,718	8,772
3.600%, 05/15/2046	500	475
3.400%, 08/15/2042	464	433
Oglethorpe Power
5.375%, 11/01/2040	2,735	3,109
5.250%, 09/01/2050	1,205	1,307
4.250%, 04/01/2046	1,630	1,579
4.200%, 12/01/2042	3,740	3,606
Ohio Edison
8.250%, 10/15/2038	395	578
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,468
Oncor Electric Delivery
7.500%, 09/01/2038	200	292
7.000%, 09/01/2022	85	104
6.800%, 09/01/2018	35	38
5.300%, 06/01/2042	1,450	1,736
5.250%, 09/30/2040	1,650	1,964
4.550%, 12/01/2041	4,700	5,080
One Gas
4.658%, 02/01/2044	1,420	1,525
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	6,086
6.050%, 03/01/2034	7,504	9,502
4.600%, 06/15/2043	8,520	9,161
4.450%, 04/15/2042	4,495	4,770
4.000%, 12/01/2046	2,391	2,402
3.250%, 09/15/2021	18	18
PacifiCorp
6.250%, 10/15/2037	3,475	4,554
6.000%, 01/15/2039	5,065	6,542
4.100%, 02/01/2042	2,725	2,759
PECO Energy
4.800%, 10/15/2043	1,505	1,687
Pennsylvania Electric
6.150%, 10/01/2038	100	116
6.050%, 09/01/2017	50	51
Piedmont Natural Gas
4.650%, 08/01/2043	830	879
3.640%, 11/01/2046	1,300	1,180
Potomac Electric Power
4.950%, 11/15/2043	950	1,075
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,038
Progress Energy
4.400%, 01/15/2021	25	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PSEG Power LLC
5.125%, 04/15/2020	$50	$54
Public Service Electric & Gas MTN
4.150%, 11/01/2045	700	727
4.050%, 05/01/2045	1,800	1,838
4.000%, 06/01/2044	695	699
3.650%, 09/01/2042	1,905	1,830
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,556
4.300%, 03/15/2044	1,780	1,890
3.950%, 03/15/2043	5,845	5,825
2.900%, 05/15/2025	4,730	4,696
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	159
San Diego Gas & Electric
6.000%, 06/01/2026	625	757
Sempra Energy
9.800%, 02/15/2019	50	57
6.000%, 10/15/2039	2,740	3,364
South Carolina Electric & Gas
5.450%, 02/01/2041	605	717
5.100%, 06/01/2065	5,915	6,459
Southern California Edison
6.000%, 01/15/2034	175	219
5.950%, 02/01/2038	510	650
5.500%, 03/15/2040	70	87
5.350%, 07/15/2035	2,240	2,652
4.650%, 10/01/2043	9,509	10,714
4.050%, 03/15/2042	7,405	7,539
Southern California Gas
3.750%, 09/15/2042	3,150	3,109
Southern Gas Capital
4.400%, 06/01/2043	665	666
3.950%, 10/01/2046	400	377
3.500%, 09/15/2021	68	70
Southwest Gas
3.800%, 09/29/2046	1,025	970
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,498
3.900%, 04/01/2045	780	747
Southwestern Public Service
8.750%, 12/01/2018	40	45
4.500%, 08/15/2041	10,725	11,639
Tampa Electric
4.350%, 05/15/2044	1,225	1,246
Union Electric
8.450%, 03/15/2039	2,780	4,399
Virginia Electric & Power
6.350%, 11/30/2037	630	819
4.650%, 08/15/2043	5,230	5,741

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund(Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 02/15/2044	$4,500	$4,822
4.200%, 05/15/2045	1,750	1,816
4.000%, 11/15/2046	1,720	1,732
Wisconsin Electric Power
4.250%, 06/01/2044	850	877
3.650%, 12/15/2042	3,930	3,737
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	327
Wisconsin Public Service
4.752%, 11/01/2044	3,615	4,024

		472,645

Total Corporate Obligations
(Cost $2,679,271) ($ Thousands)		2,722,696

MUNICIPAL BONDS — 7.3%
Alabama — 0.0%
Alabama Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,049

California — 3.3%
Bay Area, Toll Authority, Build America Project,
RB
6.263%, 04/01/2049	7,495	10,368
California Health Facilities Financing Authority, RB
Callable 10/01/2026 @ 100
3.000%, 10/01/2041	550	463
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,450	2,459
California State, Build America Project, GO
7.550%, 04/01/2039	10,155	15,005
7.500%, 04/01/2034	13,085	18,573
Los Angeles, Community College District,
Ser D, GO
6.680%, 08/01/2036	500	679
Los Angeles, Department of Water & Power,
Build America Project, RB
6.574%, 07/01/2045	4,530	6,349
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,873
Los Angeles, Department of Water & Power,
Ser C, RB
5.516%, 07/01/2027	955	1,129
Los Angeles, Unified School District, Build
America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	9,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego County, Water Authority, Build
America Project, RB
6.138%, 05/01/2049	$1,750	$2,297
Santa Clara Valley, Transportation Authority,
Build America Project, RB
5.876%, 04/01/2032	1,000	1,220
State of California, Build America Project, GO
7.625%, 03/01/2040	1,370	2,020
7.300%, 10/01/2039	11,750	16,630
University of California, Build America Project,
RB
5.770%, 05/15/2043	5,100	6,351
University of California, Ser AD, RB
4.858%, 05/15/2112	6,337	6,321
University of California, Ser AP, RB
3.931%, 05/15/2045	950	956
University of California, Ser AQ, RB
4.767%, 05/15/2115	4,529	4,363
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,006

		107,560

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority,
RB
4.814%, 10/01/2114	530	544

Georgia — 0.3%
Municipal Electric Authority of Georgia, Build
America Project, RB
7.055%, 04/01/2057	2,235	2,593
6.637%, 04/01/2057	3,909	4,836
State of Georgia, GO
4.550%, 10/01/2029	900	1,023

		8,452

Illinois — 0.2%
Illinois State, GO
5.100%, 06/01/2033	2,285	2,118
Metropolitan Water Reclamation District of
Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	3,205	3,891

		6,009

Kansas — 0.2%
Kansas State, Development Finance Authority,
Ser H, RB
4.727%, 04/15/2037	4,850	5,071

Massachusetts — 0.3%
Commonwealth of Massachusetts, Build
America Project, GO
4.910%, 05/01/2029	555	647

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Commonwealth of Massachusetts, GO
5.456%, 12/01/2039	$5,085	$6,345
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	330	373
Commonwealth of Massachusetts, Ser E, GO
Callable 04/01/2025 @ 100
3.000%, 04/01/2041	1,500	1,295

		8,660

Michigan — 0.0%
Michigan State University, Build America
Project, RB
Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,024

Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri, RB
3.086%, 09/15/2051	1,555	1,312

New Jersey — 0.4%
New Jersey Turnpike Authority, RB
7.414%, 01/01/2040	2,895	4,225
7.102%, 01/01/2041	5,985	8,500

		12,725

New York — 1.1%
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,492
5.206%, 10/01/2031	750	878
New York City Transitional Finance Authority
Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	3,855
5.508%, 08/01/2037	1,890	2,326
New York City, Municipal Water Finance
Authority, Build America Project, RB
6.011%, 06/15/2042	750	999
5.882%, 06/15/2044	500	658
5.724%, 06/15/2042	3,720	4,836
5.440%, 06/15/2043	5,500	6,903
New York City, Transitional Finance Authority,
Build America Project, RB
5.572%, 11/01/2038	900	1,108
New York State Dormitory Authority, RB
5.289%, 03/15/2033	2,000	2,370
New York State, Urban Development, Build
America Project, RB
5.770%, 03/15/2039	1,970	2,411
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	278
4.458%, 10/01/2062	7,225	7,530

		35,644

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

Ohio — 0.2%
Ohio State University, Ser A, RB
4.048%, 12/01/2056	$4,150	$4,126
Ohio Water Development Authority Water
Pollution Control Loan Fund, RB
4.879%, 12/01/2034	1,795	2,050

		6,176

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,250	2,213

Texas — 1.0%
City Public Service Board of San Antonio
Texas, RB
5.808%, 02/01/2041	3,800	4,873
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,613
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,719
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,543
Texas Transportation Commission State
Highway Fund, Ser B, RB
5.178%, 04/01/2030	4,025	4,766
5.028%, 04/01/2026	6,600	7,555
University of Texas Permanent University Fund,
Build America Project, RB
5.262%, 07/01/2039	4,540	5,611
University of Texas, Build America Project,
Ser B, RB
Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	66

		31,746

Virginia — 0.0%
Virginia Commonwealth University, Health
System Authority, Ser A, RB
4.956%, 01/01/2044	475	511

Washington — 0.2%
State of Washington, GO
5.140%, 08/01/2040	4,495	5,466

Total Municipal Bonds
(Cost $236,740) ($ Thousands)		234,162

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bills(B)
0.496%, 04/13/2017 (E)	5,770	5,767
0.460%, 04/06/2017 (E)	8,020	8,017

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds
5.250%, 11/15/2028	$3,245	$4,163
2.875%, 11/15/2046	53,870	52,824
2.500%, 02/15/2046	17,625	15,951
2.500%, 05/15/2046	3,509	3,175
2.250%, 08/15/2046	82,500	70,557
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/2044	311	348
0.750%, 02/15/2045	1,866	1,808
U.S. Treasury Notes
2.250%, 02/15/2027	8,705	8,621
2.000%, 08/15/2025	1,080	1,053
2.000%, 11/15/2026	10,805	10,455
1.625%, 02/15/2026	4,276	4,023
1.500%, 08/15/2026	6,870	6,363

Total U.S. Treasury Obligations
(Cost $192,894) ($ Thousands)		193,125

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Tennessee Valley Authority
5.880%, 04/01/2036	1,200	1,615
4.250%, 09/15/2065	2,590	2,746

Total U.S. Government Agency Obligations
(Cost $4,128) ($ Thousands)		4,361

SOVEREIGN DEBT – 0.0%
Qatar Government International Bond
4.625%, 06/02/2046 (A)	1,105	1,130

Total Sovereign Debt
(Cost $1,079) ($ Thousands)		1,130

ASSET-BACKED SECURITY – 0.0%
Other Asset-Backed Securities – 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	465	467

Total Asset-Backed Security
(Cost $465) ($ Thousands)		467

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	52,009,071	$52,009

Total Cash Equivalent
(Cost $52,009) ($ Thousands)		52,009

Total Investments — 99.5%
(Cost $3,166,586) ($ Thousands) @		$3,207,950

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	93	Jun-2007	$39
U.S. 2-Year Treasury Note	(197)	Jul-2007	8
U.S. 5-Year Treasury Note	302	Jun-2007	33
U.S. Long Treasury Bond	(937)	Jun-2017	(1,343)
U.S. Long Treasury Bond	–	Mar-2017	–
U.S. Ultra Long Treasury Bond	555	Jun-2017	916
Ultra 10-Year U.S. Treasury Bond	45	Jun-2017	34

			$(313)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,224,756 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2017.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $280,493 ($ Thousands), representing 8.7% of the Net Assets of the Fund.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2017. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $3,166,586 ($ Thousands), and the unrealized appreciation and depreciation were $87,921 ($ Thousands) and ($46,557) ($ Thousands), respectively.

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Long Duration Credit Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,722,696	$–	$2,722,696
Municipal Bonds	–	234,162	–	234,162
U.S. Treasury Obligations	–	193,125	–	193,125
U.S. Government Agency
Obligations	–	4,361	–	4,361
Sovereign Debt	–	1,130	–	1,130
Asset-Backed Security	–	467	–	467
Cash Equivalent	52,009	–	–	52,009

Total Investments in Securities	$52,009	$3,155,941	$–	$3,207,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,030	$—	$—	$1,030
Unrealized Depreciation	(1,343)	—	—	1,343)

Total Other Financial Instruments	$(313)	$—	$—	$(313)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 02/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 563,740	$ (511,731)	$ 52,009	$ 69
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 50.1%

Consumer Discretionary — 2.6%
AutoZone
1.625%, 04/21/2019	$160	$ 159
BMW US Capital LLC
1.373%, 09/13/2019 (A)(B)	2,035	2,035
Daimler Finance North America LLC
1.739%, 07/05/2019 (A)(B)	1,810	1,822
Ford Motor Credit LLC
2.021%, 05/03/2019	1,300	1,294
1.863%, 06/15/2018 (A)	1,940	1,949
1.783%, 03/12/2019 (A)	1,000	1,005
1.724%, 12/06/2017	750	750
NBCUniversal Enterprise
1.707%, 04/15/2018 (A)(B)	1,400	1,411
Nissan Motor Acceptance MTN
1.912%, 01/13/2022 (A)(B)	1,000	1,006
Thomson Reuters
1.650%, 09/29/2017	1,190	1,192
Time Warner Cable
5.850%, 05/01/2017	950	957

		13,580

Consumer Staples — 3.7%
Anheuser-Busch InBev Finance
2.294%, 02/01/2021 (A)	800	824
1.900%, 02/01/2019	640	642
Anheuser-Busch InBev Worldwide
1.724%, 08/01/2018 (A)	750	755
Baxalta
1.776%, 06/22/2018 (A)	3,300	3,303
Catholic Health Initiatives
1.600%, 11/01/2017	2,650	2,652
CVS Health
1.900%, 07/20/2018	1,000	1,004
JM Smucker
1.750%, 03/15/2018	380	381
Kroger
2.000%, 01/15/2019	290	291
Kroger MTN
1.500%, 09/30/2019	615	607
Molson Coors Brewing
1.450%, 07/15/2019	240	237
Mondelez International
1.554%, 02/01/2019 (A)	1,500	1,504
Mondelez International Holdings Netherlands BV
1.649%, 10/28/2019 (A)(B)	1,695	1,701
Philip Morris International
1.472%, 02/21/2020 (A)	2,105	2,115
Reynolds American
2.300%, 06/12/2018	1,070	1,078

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
1.750%, 11/17/2017	$1,700	$ 1,705
1.750%, 05/30/2018	850	851

		19,650

Energy — 3.3%
Anadarko Petroleum
8.700%, 03/15/2019	750	849
6.950%, 06/15/2019	470	520
BP Capital Markets (A)
1.544%, 05/10/2018	1,500	1,504
1.459%, 02/13/2018	1,000	1,003
ConocoPhillips
1.500%, 05/15/2018	790	788
Enbridge
1.384%, 06/02/2017 (A)	1,575	1,576
Energy Transfer Partners
2.500%, 06/15/2018	800	806
Kinder Morgan
2.000%, 12/01/2017	785	787
Noble Energy
8.250%, 03/01/2019	595	665
ONEOK Partners
2.000%, 10/01/2017	960	961
Schlumberger Holdings
1.900%, 12/21/2017 (B)	1,250	1,255
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	205
Shell International Finance
1.375%, 05/10/2019	750	745
Shell International Finance BV
1.303%, 09/12/2019 (A)	1,385	1,393
Statoil
1.238%, 11/09/2017 (A)	1,350	1,351
Suncor Energy
6.100%, 06/01/2018	875	922
TransCanada PipeLines
1.808%, 01/12/2018 (A)	1,850	1,860

		17,190

Financials — 29.8%
ABN AMRO Bank
1.664%, 01/18/2019 (A)(B)	2,230	2,235
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	1,050	1,052
American Express Credit MTN
1.875%, 11/05/2018	1,100	1,104
1.523%, 03/03/2020 (A)	1,510	1,510
American Honda Finance MTN (A)
1.875%, 02/22/2019	1,600	1,617
1.482%, 07/13/2018	1,500	1,508

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Australia & New Zealand Banking Group
1.599%, 05/15/2018 (A)	$625	$ 627
Banco Santander Chile
1.915%, 04/11/2017 (A)(B)	1,200	1,200
Bank Nederlandse Gemeenten MTN
1.093%, 07/14/2017 (A)(B)	3,750	3,750
Bank of America
5.300%, 03/15/2017	900	901
2.063%, 01/15/2019 (A)	1,000	1,012
1.263%, 06/15/2017 (A)	1,560	1,560
Bank of America MTN
5.650%, 05/01/2018	305	318
2.190%, 01/20/2023 (A)	700	710
2.000%, 01/11/2018	545	547
1.700%, 08/25/2017	1,100	1,102
1.662%, 08/25/2017 (A)	1,290	1,292
Bank of Montreal
1.400%, 04/10/2018	925	924
Bank of Montreal MTN
1.609%, 04/09/2018 (A)	1,000	1,004
Bank of New York Mellon MTN (A)
1.433%, 09/11/2019	2,000	2,014
1.386%, 03/06/2018	700	702
Bank of Nova Scotia
2.125%, 09/11/2019	1,620	1,627
1.853%, 01/15/2019 (A)	1,470	1,484
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	1,000	999
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	1,500	1,546
BB&T MTN (A)
1.823%, 06/15/2018	890	897
1.694%, 02/01/2019	800	806
1.567%, 06/15/2020	650	651
Berkshire Hathaway Finance
1.318%, 01/12/2018 (A)	1,195	1,198
Branch Banking & Trust
1.482%, 01/15/2020 (A)	1,350	1,350
Canadian Imperial Bank of Commerce
1.613%, 09/06/2019 (A)	1,225	1,229
Capital One (A)
2.192%, 08/17/2018	1,150	1,162
2.189%, 01/30/2023	1,000	1,002
1.714%, 02/05/2018	1,100	1,103
Citigroup
1.779%, 04/08/2019 (A)	1,000	1,004
1.754%, 11/24/2017 (A)	580	582
1.727%, 04/27/2018 (A)	1,680	1,687
1.700%, 04/27/2018	850	850
Citizens Bank MTN
1.600%, 12/04/2017	2,000	2,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
1.840%, 01/10/2022 (A)	$1,350	$ 1,357
Credit Agricole MTN
1.923%, 06/10/2020 (A)(B)	500	502
Credit Suisse NY
1.700%, 04/27/2018	1,275	1,275
Credit Suisse NY MTN (A)
1.729%, 01/29/2018	1,100	1,104
1.542%, 05/26/2017	1,780	1,782
Daimler Finance North America LLC (B)
1.650%, 05/18/2018	800	799
1.500%, 07/05/2019	670	662
Danske Bank MTN
1.574%, 03/02/2020 (A)(B)	1,250	1,251
Deutsche Bank
1.714%, 02/13/2018 (A)	1,100	1,098
1.350%, 05/30/2017	1,250	1,250
DNB Boligkreditt
1.450%, 03/21/2018 (B)	4,075	4,066
Fifth Third Bank
1.587%, 09/27/2019 (A)	1,210	1,210
Fifth Third Bank MTN
1.967%, 08/20/2018 (A)	1,250	1,258
Ford Motor Credit LLC
2.009%, 01/09/2020 (A)	1,185	1,196
General Electric MTN
1.708%, 04/02/2018 (A)	500	503
General Motors Financial
2.400%, 04/10/2018	1,600	1,611
Goldman Sachs Group
2.375%, 01/22/2018	2,300	2,317
2.239%, 04/30/2018 (A)	215	217
2.142%, 04/26/2022 (A)	900	908
1.757%, 12/13/2019 (A)	1,730	1,741
Goldman Sachs Group MTN
2.139%, 11/15/2018 (A)	1,375	1,392
HSBC Bank
1.679%, 05/15/2018 (A)(B)	2,155	2,161
Huntington National Bank
2.200%, 11/06/2018	1,225	1,231
Hyundai Capital America MTN (B)
2.000%, 03/19/2018	560	561
2.000%, 07/01/2019	500	496
ING Bank
1.688%, 10/01/2019 (A)(B)	1,300	1,303
JPMorgan Chase MTN
1.441%, 03/01/2018 (A)	1,100	1,103
JPMorgan Chase (A)
1.996%, 01/23/2020	700	710
1.938%, 01/25/2018	2,205	2,220
1.669%, 01/28/2019	1,000	1,006

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeyBank
2.350%, 03/08/2019	$750	$ 757
1.860%, 11/22/2021 (A)	1,300	1,308
Manufacturers & Traders Trust
1.338%, 07/25/2017 (A)	950	951
Metropolitan Life Global Funding I (B)
1.500%, 01/10/2018	740	741
1.423%, 12/19/2018 (A)	1,400	1,405
1.299%, 09/14/2018 (A)	600	602
Mizuho Bank
1.447%, 09/25/2017 (A)(B)	3,240	3,242
Moody’s
1.418%, 09/04/2018 (A)	900	901
Morgan Stanley (A)
2.210%, 01/20/2022	800	808
1.893%, 01/24/2019	750	756
1.842%, 02/14/2020	1,245	1,249
Morgan Stanley MTN
5.950%, 12/28/2017	550	570
2.318%, 04/25/2018 (A)	1,000	1,011
Nissan Motor Acceptance MTN (A)(B)
1.602%, 01/13/2020	1,585	1,586
1.492%, 03/03/2017	615	615
PNC Bank
1.800%, 11/05/2018	2,565	2,570
1.351%, 12/07/2018 (A)	1,600	1,605
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	1,200	1,200
Principal Life Global Funding II
1.500%, 04/18/2019 (B)	500	495
Protective Life Global Funding
1.722%, 04/15/2019 (B)	1,065	1,059
Prudential Financial MTN
6.000%, 12/01/2017	2,120	2,189
1.819%, 08/15/2018 (A)	1,649	1,660
Royal Bank of Canada MTN
1.625%, 04/15/2019	1,000	996
Santander Bank
2.000%, 01/12/2018	555	555
1.948%, 01/12/2018 (A)	1,250	1,253
Santander Holdings USA
2.504%, 11/24/2017 (A)	1,500	1,511
Santander UK MTN
1.904%, 08/24/2018 (A)	1,250	1,256
Santander UK
1.407%, 09/29/2017 (A)	1,500	1,500
Societe Generale MTN
2.078%, 10/01/2018 (A)	2,500	2,521
Standard Chartered MTN
1.663%, 04/17/2018 (A)(B)	2,000	1,993
Sumitomo Mitsui Banking MTN
1.964%, 01/18/2019 (A)	1,550	1,558

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Bank
1.564%, 01/31/2020 (A)	$2,815	$ 2,827
Synchrony Financial
2.265%, 02/03/2020 (A)	1,750	1,762
1.875%, 08/15/2017	760	761
Toronto-Dominion Bank MTN (A)
1.881%, 01/22/2019	1,180	1,192
1.581%, 07/23/2018	1,500	1,506
1.275%, 05/02/2017	690	690
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	1,575	1,587
Toyota Motor Credit MTN
1.550%, 07/13/2018	1,500	1,501
UBS MTN (A)
1.697%, 03/26/2018	2,355	2,366
1.676%, 08/14/2019	1,750	1,756
US Bank MTN
1.619%, 01/29/2018 (A)	700	702
Volkswagen Group of America Finance LLC (B)
1.520%, 05/22/2018 (A)	750	749
1.492%, 11/20/2017 (A)	3,000	2,994
1.250%, 05/23/2017	750	750
Voya Financial
2.900%, 02/15/2018	1,860	1,881
WEA Finance LLC
1.750%, 09/15/2017 (B)	1,600	1,602
Wells Fargo
2.153%, 01/24/2023 (A)	700	709
Wells Fargo MTN (A)
1.781%, 01/22/2018	1,200	1,206
1.719%, 01/30/2020	1,250	1,256
1.671%, 04/23/2018	1,290	1,296
Wells Fargo Bank MTN
1.743%, 12/06/2019 (A)	1,000	1,008
Westpac Banking
1.633%, 01/17/2019 (A)	800	803

		157,485

Health Care — 3.4%
AbbVie
1.800%, 05/14/2018	1,200	1,203
Actavis Funding SCS
2.350%, 03/12/2018	2,930	2,951
2.033%, 03/12/2018 (A)	2,025	2,038
1.300%, 06/15/2017	1,250	1,250
Aetna
1.700%, 06/07/2018	3,150	3,152
Amgen
1.430%, 05/22/2017 (A)	1,530	1,531
Catholic Health Initiatives
2.600%, 08/01/2018	740	748

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Celgene
2.125%, 08/15/2018	$750	$ 754
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,400	1,391
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	1,845	1,821
Zimmer Holdings
1.450%, 04/01/2017	1,400	1,400

		18,239

Industrials — 2.0%
Air Lease
2.125%, 01/15/2018	385	387
2.125%, 01/15/2020	650	643
Caterpillar Financial Services MTN
1.753%, 02/23/2018 (A)	1,435	1,443
Fortive
1.800%, 06/15/2019 (B)	520	518
GATX
1.250%, 03/04/2017	525	525
General Electric Capital MTN
1.629%, 01/09/2020 (A)	1,210	1,225
Honeywell International
1.319%, 10/30/2019 (A)	1,250	1,258
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	1,400	1,399
John Deere Capital MTN
1.275%, 10/15/2018 (A)	1,000	1,003
Penske Truck Leasing LP
3.750%, 05/11/2017 (B)	880	884
TTX MTN
2.250%, 02/01/2019 (B)	465	466
United Technologies
1.384%, 11/01/2019 (A)	900	907

		10,658

Information Technology — 1.6%
Broadcom
2.375%, 01/15/2020 (B)	1,400	1,401
Cisco Systems (A)
1.652%, 02/21/2018	550	553
1.337%, 09/20/2019	850	855
eBay
2.500%, 03/09/2018	800	807
Fidelity National Information Services
1.450%, 06/05/2017	470	470
Hewlett Packard Enterprise
2.929%, 10/05/2018 (A)	255	260
2.739%, 10/05/2017 (A)	2,215	2,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 10/05/2017	$1,750	$ 1,758

		8,335

Materials — 0.4%
Air Liquide Finance
1.375%, 09/27/2019 (B)	900	888
Monsanto
1.150%, 06/30/2017	1,425	1,424

		2,312

Real Estate — 0.5%
Simon Property Group
1.500%, 02/01/2018 (B)	2,390	2,389
Ventas Realty
1.250%, 04/17/2017	285	285

		2,674

Telecommunication Services — 1.4%
AT&T
5.500%, 02/01/2018	1,700	1,760
1.928%, 06/30/2020 (A)	1,250	1,266
Verizon Communications
2.709%, 09/14/2018 (A)	935	958
1.409%, 08/15/2019 (A)	2,415	2,412
1.375%, 08/15/2019	965	952

		7,348

Utilities — 1.4%
DTE Energy
1.500%, 10/01/2019	870	856
Duke Energy
1.378%, 04/03/2017 (A)	1,000	1,000
Emera US Finance
2.150%, 06/15/2019	340	340
Exelon
1.550%, 06/09/2017	1,200	1,200
NextEra Energy Capital Holdings
1.649%, 09/01/2018	185	185
Sempra Energy
1.625%, 10/07/2019	395	391
Southern
1.550%, 07/01/2018	650	648
1.300%, 08/15/2017	780	780
Southern Power
1.500%, 06/01/2018	1,145	1,143
Xcel Energy
1.200%, 06/01/2017	670	670

		7,213

Total Corporate Obligations (Cost $263,987) ($ Thousands)		264,684

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 24.6%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	$403	$ 400
FNMA, Ser M5, Cl ASQ2
2.034%, 03/25/2019	282	283
FREMF Mortgage Trust, Ser 2013-K502, Cl B
2.432%, 03/25/2045 (A)(B)	1,340	1,341

		2,024

Automotive — 11.3%
Ally Master Owner Trust, Ser 2014-4, Cl A1
1.170%, 06/17/2019 (A)	945	945
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	3,485	3,486
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,248
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	875	884
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,707	1,716
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	2,250	2,252
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	466	466
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	1,290	1,294
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	225	225
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.525%, 06/10/2019 (A)	542	543
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	470	468
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	645	644
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	14	14
ARI Fleet Lease Trust, Ser 2014-A, Cl A3
1.550%, 11/15/2022 (B)	750	750
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	53	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2013- 3, Cl B
2.320%, 07/20/2018	$364	$ 364
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A2
1.720%, 01/22/2019	890	891
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 07/15/2019	1,245	1,244
CarMax Auto Owner Trust, Ser 2015-3, Cl A2A
1.100%, 11/15/2018	303	302
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	1,250	1,250
CarMax Auto Owner Trust, Ser 2016-2, Cl A2A
1.240%, 06/17/2019	1,010	1,011
Chesapeake Funding, Ser 2014-1A, Cl A
1.186%, 03/07/2026 (A)(B)	1,156	1,152
Chesapeake Funding, Ser 2015-1A, Cl B
1.726%, 02/07/2027 (A)(B)	1,330	1,319
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 12/17/2018 (B)	185	185
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	1,072	1,072
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	367	367
Credit Acceptance Auto Loan Trust 2015-1, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (B)	1,579	1,581
Credit Acceptance Auto Loan Trust, Ser 2014- 2A, Cl A
1.880%, 03/15/2022 (B)	1,185	1,186
DT Auto Owner Trust 2016-2, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (B)	1,230	1,238
DT Auto Owner Trust 2017-1, Ser 2017-1A, Cl A
1.560%, 06/15/2020 (B)	1,625	1,625
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	235	235
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (B)	1,313	1,311
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A3
1.380%, 09/20/2019 (B)	683	682
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	1,077	1,076
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	595	594
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/2020 (B)	720	720

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (B)	$310	$ 310
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	765	763
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.368%, 08/15/2020 (A)	170	171
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (B)	427	425
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 09/20/2018	1,107	1,108
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,395	2,397
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	385	386
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	580	580
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	1,300	1,297
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.268%, 05/15/2020 (A)(B)	1,600	1,603
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.813%, 12/10/2027 (A)(B)	1,825	1,825
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	765	765
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (B)	875	875
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	855	845
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (B)	2,400	2,403
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (B)	666	667
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (B)	508	509
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	552	552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	$1,000	$ 1,007
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	130	130
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (B)	490	490
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	240	239
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	483	483
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
1.127%, 07/22/2019 (A)(B)	1,250	1,250
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	68	68
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	327	328
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	412	413
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	39	39
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	465	465
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	720	720
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	91	91
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A4
1.370%, 01/15/2020	845	845
World Omni Automobile Lease Securitization Trust, Ser 2015-A, Cl A2A
1.060%, 05/15/2018	250	250

		59,692

Credit Cards — 2.7%
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.420%, 08/16/2021 (A)(B)	395	397
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
1.220%, 07/15/2022 (A)	250	251

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	$640	$ 638
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,537	1,537
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.220%, 02/15/2022 (A)	1,300	1,308
Chase Issuance Trust, Ser 2012-A2, Cl A2
1.040%, 05/15/2019 (A)	200	200
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
1.059%, 05/26/2020 (A)	1,015	1,017
Discover Card Execution Note Trust, Ser 2013- A1, Cl A1
1.070%, 08/17/2020 (A)	620	621
Discover Card Execution Note Trust, Ser 2014- A3, Cl A3
1.220%, 10/15/2019	2,270	2,270
Discover Card Execution Note Trust, Ser 2016- A2, Cl A2
1.310%, 09/15/2021 (A)	1,055	1,063
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,253
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,400	1,400
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.493%, 05/26/2021 (A)(B)	1,190	1,196

		14,151

Mortgage Related Securities — 0.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.436%, 01/25/2035 (A)	354	350
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.491%, 10/25/2034 (A)	1,086	1,074
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.791%, 03/25/2035 (A)	764	758
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.778%, 08/25/2034 (A)	137	137
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.939%, 11/20/2036 (A)	282	281
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
1.031%, 11/25/2035 (A)	21	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.271%, 02/25/2035 (A)	$214	$ 213

		2,834

Non-Agency Mortgage-Backed Obligations — 1.0%
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
2.170%, 11/15/2033 (A)(B)	1,610	1,624
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.228%, 07/25/2028 (A)	1,246	1,252
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M1
1.578%, 03/25/2029 (A)	1,659	1,660
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	911	902

		5,438

Other Asset-Backed Securities — 8.6%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,400	1,401
Apidos CLO XII, Ser 2013-12A, Cl A
1.980%, 04/15/2025 (A)(B)	1,100	1,098
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
2.032%, 04/18/2025 (A)(B)	325	325
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
2.181%, 07/20/2023 (A)(B)	466	466
Cent CLO, Ser 2014-16AR, Cl A1AR
2.136%, 08/01/2024 (A)(B)	2,139	2,139
Cent CLO, Ser 2014-20A, Cl A
2.362%, 01/25/2026 (A)(B)	1,850	1,850
CIFC Funding, Ser 2013-1A, Cl A1
2.030%, 04/16/2025 (A)(B)	1,060	1,061
CIFC Funding, Ser 2016-3A, Cl A2R
2.789%, 01/29/2025 (A)(B)	495	495
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	104	104
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	404	404
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.701%, 05/25/2035 (A)	1,437	1,422
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.232%, 04/18/2026 (A)(B)	1,315	1,315
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	700	699

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.298%, 07/15/2020 (A)	$730	$ 732
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	1,835	1,836
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	816	817
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.081%, 01/25/2036 (A)	1,971	1,933
John Deere Owner Trust, Ser 2014-B, Cl A4
1.500%, 06/15/2021	1,015	1,016
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (B)	310	309
Limerock CLO II, Ser 2017-2A, Cl AR
2.310%, 04/18/2026 (A)(B)	1,300	1,303
Madison Park Funding, Ser 2007-4A, Cl A1B
1.166%, 03/22/2021 (A)(B)	580	572
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.302%, 07/25/2026 (A)(B)	1,265	1,266
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	105	105
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	164	164
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	281	283
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (B)	126	126
Navient Student Loan Trust 2015-3, Ser 2015- 3, Cl A1
1.098%, 07/25/2030 (A)	523	523
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.071%, 09/26/2022 (A)	708	706
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.258%, 03/25/2066 (A)(B)	769	770
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (B)	1,025	1,016
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	329	327
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (B)	205	205
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.000%, 07/17/2025 (A)(B)	1,000	999
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.001%, 04/20/2025 (A)(B)	690	690
Race Point VI CLO, Ser 2014-6RA, Cl BR
3.080%, 05/24/2023 (A)(B)	1,650	1,653

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.268%, 01/25/2023 (A)	$153	$ 153
SLM Student Loan Trust, Ser 2004-1, Cl A3
1.248%, 04/25/2023 (A)	713	712
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.208%, 07/25/2023 (A)	519	518
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.128%, 10/25/2024 (A)	1,082	1,078
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, 01/25/2027 (A)	628	622
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.992%, 07/27/2026 (A)	412	411
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.982%, 10/27/2025 (A)	240	239
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.738%, 07/25/2023 (A)	1,503	1,541
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.298%, 03/25/2026 (A)	690	692
Sofi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	350	352
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.477%, 03/26/2040 (A)(B)	660	660
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (B)	1,020	1,017
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
1.001%, 07/25/2036 (A)(B)	300	299
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.921%, 02/25/2036 (A)	66	66
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.626%, 01/09/2023 (A)(B)	1,660	1,660
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	1,400	1,401
Utah State Board of Regents, Ser 2016-1, Cl A
1.521%, 09/25/2056 (A)	738	739
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	1,250	1,240
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (B)	630	627
Vibrant Clo III, Ser 2016-3A, Cl A1R
2.510%, 04/20/2026 (A)(B)	445	446
Voya CLO, Ser 2014-3A, Cl A1
2.302%, 07/25/2026 (A)(B)	910	911

		45,514

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other-Asset Backed Securities — 0.1%

Morgan Stanley Capital 1 Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034	$228	$ 224

Total Asset-Backed Securities (Cost $129,861) ($ Thousands)		129,877

MORTGAGE-BACKED SECURITIES — 10.6%

Agency Mortgage-Backed Obilgations — 0.1%
FHLMC
1.100%, 02/25/2020	605	605

Agency Mortgage-Backed Obligations — 3.6%
FHLMC
5.000%, 06/01/2026	1,445	1,503
1.369%, 05/25/2019	115	115
1.000%, 09/29/2017	1,135	1,137
FHLMC ARM
2.651%, 02/01/2022 (A)	62	64
2.606%, 02/01/2030 (A)	95	101
2.375%, 05/01/2036 (A)	111	118
FHLMC CMO, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	961	984
FHLMC CMO, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	617	626
FHLMC CMO, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	668	684
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	102	104
FNMA
6.000%, 01/01/2027 to 04/01/2040	314	355
5.000%, 05/01/2019 to 03/01/2025	2,439	2,511
4.500%, 05/01/2023	356	376
1.900%, 10/01/2019	575	575
FNMA ARM
2.965%, 01/01/2029 (A)	14	15
2.934%, 09/01/2024 (A)	103	106
2.745%, 09/01/2024 to 11/01/2025 (A)	43	44
2.633%, 11/01/2023 (A)	18	18
2.546%, 05/01/2028 (A)	18	20
2.168%, 11/01/2021 (A)	12	12
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	31	33
FNMA CMO, Ser 2001-33, Cl FA
1.228%, 07/25/2031 (A)	22	22
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2002-64, Cl FG
1.031%, 10/18/2032 (A)	$27	$ 26
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	22	22
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	47	47
FNMA CMO, Ser 2008-47, Cl FA
1.278%, 06/25/2023 (A)	96	97
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,908	1,945
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	680	686
FNMA TBA
3.500%, 03/01/2041	3,850	4,015
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	192	192
FNMA, Ser M9, Cl ASQ2
1.513%, 12/25/2017	410	410
GNMA ARM
2.125%, 09/20/2039 (A)	141	145
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	67	67
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	97	99
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	85	88
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	193	195
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.216%, 10/07/2020 (A)	1,022	1,023
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
1.126%, 11/06/2017 (A)	56	56
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.216%, 01/08/2020 (A)	558	559
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.166%, 02/06/2020 (A)	113	113
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
1.146%, 03/06/2020 (A)	29	29

		19,338

Non-Agency Mortgage-Backed Obligations — 6.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.567%, 06/15/2028 (A)(B)	1,000	1,000

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.217%, 07/25/2035 (A)	$249	$ 231
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.433%, 11/25/2035 (A)	31	28
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.176%, 02/25/2036 (A)	92	78
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.233%, 06/25/2035 (A)	123	116
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.280%, 08/25/2035 (A)	216	207
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.720%, 08/15/2029 (A)(B)	960	961
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	807	815
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
1.311%, 02/25/2035 (A)	30	28
CHL Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 3A1A
3.228%, 02/20/2036 (A)	165	143
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.714%, 12/10/2049 (A)	1,215	1,219
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.133%, 12/10/2049 (A)	964	977
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	13	13
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.107%, 09/25/2034 (A)	50	50
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.218%, 03/25/2036 (A)	200	176
COLT 2016-3 Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	312	313
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	30	30
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	261	260
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.568%, 03/15/2029 (A)(B)	2,970	2,975
CSMC Trust, Ser 2014-TIKI, Cl A
1.717%, 09/15/2038 (A)(B)	700	698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.171%, 07/25/2023 (A)	$572	$ 580
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.771%, 02/25/2024 (A)	59	59
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M2
3.178%, 10/25/2024 (A)	1,359	1,361
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.171%, 01/25/2025 (A)	566	569
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.721%, 05/25/2024 (A)	332	333
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.721%, 05/25/2024 (A)	137	137
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.971%, 07/25/2024 (A)	518	519
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.160%, 09/25/2044 (A)(B)	770	783
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.906%, 03/25/2045 (A)(B)	550	550
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A)(B)	350	345
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.625%, 11/19/2035 (A)	231	214
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	78	78
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.392%, 07/25/2035 (A)	266	239
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.530%, 01/25/2036 (A)	271	254
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.304%, 05/25/2047 (A)	276	225
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.667%, 07/15/2029 (A)(B)	1,600	1,595
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.531%, 01/25/2035 (A)	75	69
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.291%, 04/25/2035 (A)	83	76
Impac CMB Trust, Ser 2005-3, Cl A1
1.251%, 08/25/2035 (A)	76	68
Impac CMB Trust, Ser 2005-5, Cl A1
1.411%, 08/25/2035 (A)	62	55

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
1.291%, 02/25/2036 (A)	$195	$ 168
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	595	606
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,229	1,251
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	702	700
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	77	77
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.670%, 10/15/2029 (A)(B)	3,005	3,001
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.967%, 08/15/2027 (A)(B)	1,225	1,225
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.166%, 08/25/2035 (A)	117	112
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.055%, 05/25/2037 (A)	162	150
Korea Development Bank
1.502%, 02/27/2020 (A)	825	825
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 07/15/2040 (A)	559	561
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.120%, 04/15/2041 (A)	643	663
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
1.041%, 04/25/2035 (A)	57	55
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.217%, 06/25/2037 (A)	282	237
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	222	222
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,156	1,175
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4FL
2.877%, 01/11/2043 (A)	995	1,003
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	171	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
1.942%, 06/10/2019 (A)(B)	$1,350	$ 1,350
MortgageIT Trust, Ser 2005-5, Cl A1
1.031%, 12/25/2035 (A)	265	246
Paragon Mortgages, Ser 2006-12A, Cl A2C
1.126%, 11/15/2038 (A)(B)	135	125
Paragon Mortgages, Ser 2007-15A, Cl A2C
1.070%, 12/15/2039 (A)(B)	336	314
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.290%, 07/27/2037 (A)	218	195
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.317%, 01/20/2035 (A)	28	26
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	348	349
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	341	341
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	331	331
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	612	606
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	19	19
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	9	9
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	139	139
WaMu Mortgage Pass-Through Certi?cates, Ser 2006-AR2, Cl 1A1
2.726%, 03/25/2036 (A)	305	284
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	33	33
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.075%, 01/25/2035 (A)	108	108
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.060%, 07/25/2036 (A)	226	222
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.235%, 09/25/2036 (A)	125	118
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl A2
1.765%, 12/15/2045	821	826

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A1
0.673%, 11/15/2045	$42	$ 42

		36,311

Total Mortgage-Backed Securities (Cost $56,007) ($ Thousands)		56,254

MUNICIPAL BONDS — 4.3%

Arkansas — 0.3%
County of Garland Arkansas, RB
1.540%, 11/01/2018	1,520	1,518

California — 1.1%
Anaheim Housing & Public Improvements Authority, RB
1.000%, 10/01/2017	1,470	1,468
County of Fresno, California, Ser A, RB
4.658%, 08/15/2018	610	623
Municipal Improvement Corp of Los Angeles, Ser A, RB
1.924%, 11/01/2017	1,455	1,461
Riverside, Pension Obligation, Ser A, RB
0.980%, 06/01/2017	1,005	1,004
University of California, Ser Y-1, RB Callable 07/01/2017 @ –
1.284%, 07/01/2041 (A)	1,310	1,310

		5,866

Colorado — 0.5%
Colorado Housing & Finance Authority, Ser B, RB
1.850%, 05/15/2017	1,645	1,648
Denver, City and County, Taxable Re?ancing Improvement, Ser B, RB
2.700%, 08/01/2017	395	398
1.543%, 08/01/2018	350	352

		2,398

Florida — 0.2%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	1,200	1,209

Illinois — 0.4%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	520	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Saint Clair County High School District No. 201 Belleville, GO, BAM
3.500%, 04/01/2017	$1,830	$ 1,834

		2,374

Indiana — 0.1%
City of Whiting, Indiana, AMT, RB
1.390%, 12/01/2044 (A)	540	537

Maine — 0.3%
Maine Municipal Bond Bank, RB
2.404%, 06/01/2017	1,550	1,555

Massachusetts — 0.3%
Town of Belmont Massachussetts, GO
1.250%, 05/05/2017	1,565	1,566

New Jersey — 0.2%
New Jersey State, Rutgers University, Ser K,
RB
1.709%, 05/01/2017	955	956

North Carolina — 0.4%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	2,090	2,092

Ohio — 0.4%
County of Lucas, Ohio, GO
1.125%, 07/12/2017	1,935	1,934

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	760

Total Municipal Bonds (Cost $22,770) ($ Thousands)		22,765

COMMERCIAL PAPER (C)(D) — 3.7%
Berkshire Hathaway Energy LLC
0.861%, 03/21/2017	1,125	1,124
Dominion Gas Holdings LLC
0.971%, 03/06/2017	1,700	1,700
Eversource Energy LLC
0.900%, 03/10/2017	1,575	1,575
Medtronic Global Holdings
1.001%, 03/03/2017	2,650	2,650
Nissan Motor Acceptance Corp
0.821%, 03/17/2017 (B)	4,000	3,998
Piedmont Natural Gas Company
0.881%, 03/10/2017	800	800

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (C)(D) (continued)
Questar Gas Company
0.901%, 03/07/2017	4,000	$3,999
Schlumberger Holdings
1.102%, 03/14/2017 (B)	2,700	2,699
1.102%, 03/31/2017 (B)	1,000	999

Total Commercial Paper (Cost $19,545) ($ Thousands)		19,544

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Notes
1.375%, 06/30/2018	11,725	11,778
1.125%, 12/31/2019	5,025	4,981

Total U.S. Treasury Obligations (Cost $16,778) ($ Thousands)		16,759

SOVEREIGN DEBT — 1.3%
European Investment Bank
0.875%, 04/18/2017	2,600	2,600
Hydro-Quebec
1.375%, 06/19/2017	675	675
International Bank for Reconstruction & Development
1.125%, 07/18/2017	849	849
Province of Quebec Canada MTN
1.172%, 09/04/2018 (A)	2,701	2,703

Total Sovereign Debt (Cost $6,820) ($ Thousands)		6,827

CERTIFICATE OF DEPOSIT — 0.9%
MIZUHO Bank Ltd.
1.100%, 04/27/2017	4,800	4,803

Total Certificate of Deposit (Cost $4,800) ($ Thousands)		4,803

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	1,965,877	$1,966

Total Cash Equivalent (Cost $1,966) ($ Thousands)		1,966

	Face Amount (Thousands)

REPURCHASE AGREEMENT(E) — 1.6%
BNP Paribas
0.530%, dated 02/28/2017, to be repurchased on 3/01/2017, repurchase price $8,500,125 (collateralized by U.S. government obligations, 0.68%-3.50%, 01/31/2019-9/1/2046, par value ranging from $1,000-$5,306,955; total market value $8,670,003)	8,500	8,500

Total Repurchase Agreement (Cost $8,500) ($ Thousands)		8,500

Total Investments — 100.7% (Cost $531,034) ($ Thousands) @		$531,979

The open futures contracts held by the Fund at February 28, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(40)	Jun-2007	$(17)
U.S. 2-Year Treasury Note	45	Jul-2007	6
U.S. 5-Year Treasury Note	26	Jun-2007	6
U.S. Long Treasury Bond	(1)	Jun-2017	(2)

			$(7)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $528,471 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $148,303 ($ Thousands), representing 28.1% of the Net Assets of the Fund.
(C)	Securities are held in connection with a letter of credit issued by a major bank. (D) The rate reported is the effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Ultra Short Duration Bond Fund (Concluded)

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $531,034 ($ Thousands), and the unrealized appreciation and depreciation were $1,753 ($ Thousands) and ($808) ($ Thousands), respectively.

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RE-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$264,684	$–	$ 264,684
Asset-Backed Securities	–	129,877	–	129,877
Mortgage-Backed Securities	–	56,254	–	56,254
Municipal Bonds	–	22,765	–	22,765
U.S. Treasury Obligations	–	16,759	–	16,759
Repurchase Agreement	–	8,500	–	8,500
Sovereign Debt	–	6,827	–	6,827
Certificate of Deposit	–	4,803	–	4,803
Commercial Paper	–	19,544	–	19,544
Cash Equivalent	1,966	–	–	1,966

Total Investments in Securities	$1,966	$530,013	$–	$ 531,979

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$12	$—	$—	$ 12
Unrealized Depreciation	(19)	—	—	(19)

Total Other Financial Instruments	$(7)	$—	$—	$ (7)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017 , there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017 , there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017.

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$—	$146,971	$(145,005)	$1,966	$5

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 93.2%

Angola — 0.1%
Republic of Angola
9.500%, 11/12/2025		$2,270	$ 2,297
9.500%, 11/12/2025 (A)		683	690

			2,987

Argentina — 5.4%
Arcor SAIC
6.000%, 07/06/2023 (A)		157	166
Argentina Bonar Bonds(B)
23.306%, 03/01/2020	ARS	12,401	881
22.912%, 10/09/2017		3,101	213
22.733%, 03/01/2018		11,041	737
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		12,000	911
Argentine Bonad Bonds
2.400%, 03/18/2018		$5,903	5,830
Argentine Bonos del Tesoro
22.750%, 03/05/2018	ARS	34,349	2,308
21.200%, 09/19/2018		14,977	1,023
18.200%, 10/03/2021		12,113	877
16.000%, 10/17/2023		42,967	3,005
15.500%, 10/17/2026		120,393	8,604
Cablevision
6.500%, 06/15/2021 (A)		$290	305
City of Buenos Aires Argentina
7.500%, 06/01/2027 (A)		1,298	1,324
Pampa Energia
7.500%, 01/24/2027 (A)		502	506
Petrobras Argentina
7.375%, 07/21/2023 (A)		387	400
Provincia de Buenos Aires
9.950%, 06/09/2021 (A)		1,670	1,891
7.875%, 06/15/2027		2,950	2,953
Provincia de Cordoba
7.125%, 06/10/2021 (A)		709	730
Provincia del Chaco Argentina
9.375%, 08/18/2024		1,429	1,363
Republic of Argentina
12.079%, 12/15/2035 (B)		1,548	154
8.280%, 12/31/2033		4,486	4,789
8.280%, 12/31/2033		4,855	5,062
7.820%, 12/31/2033	EUR	11,321	12,367
7.820%, 12/31/2033		22,507	24,718
7.125%, 07/06/2036		$1,473	1,412
6.875%, 04/22/2021		200	213
6.875%, 01/26/2027		6,032	6,032
6.875%, 01/26/2027 (A)		3,719	3,719
6.250%, 04/22/2019		150	158
6.250%, 04/22/2019		150	158
5.625%, 01/26/2022 (A)		1,556	1,572
5.000%, 01/15/2027	EUR	7,294	7,150

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.380%, 03/31/2019 (C)	EUR	9,032	$ 5,787
2.500%, 03/31/2019 (C)		$1,212	764
2.260%, 12/31/2038 (C)	EUR	1,468	930
2.260%, 12/31/2038 (C)		726	465
0.000%, 12/15/2035 (B)		27,167	2,843
YPF MTN
23.854%, 07/07/2020 (B)		$536	595

			112,915

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/2025 (A)		2,956	3,089

Azerbaijan — 1.2%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)		5,927	6,022
Southern Gas Corridor
6.875%, 03/24/2026		4,516	4,975
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,860	1,995
6.950%, 03/18/2030		6,829	7,324
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		600	590
4.750%, 03/13/2023		4,671	4,589

			25,495

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028		994	1,038
7.000%, 10/12/2028 (A)		815	851

			1,889

Belize — 0.1%
Republic of Belize
5.000%, 02/20/2038 (C)		3,437	1,529

Bermuda — 0.3%
Government of Bermuda
4.854%, 02/06/2024		3,350	3,520
3.717%, 01/25/2027		2,493	2,394

			5,914

Brazil — 8.0%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	771
6.500%, 06/10/2019		100	107
Braskem Finance
5.750%, 04/15/2021		2,472	2,615
Brazil Letras do Tesouro Nacional(D)
12.093%, 01/01/2019 (D)	BRL	132,846	35,971
11.147%, 01/01/2020		24,000	5,890
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,391	1,396

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$2,028	$ 1,987
5.333%, 02/15/2028		8,190	8,026
5.333%, 02/15/2028 (A)		327	324
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2022	BRL	5,000	4,911
6.000%, 05/15/2035		1,000	1,059
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2021		30,955	9,931
10.000%, 01/01/2023		35,966	11,455
10.000%, 01/01/2025		62,614	19,902
10.000%, 01/01/2027		57,028	18,067
BRF
4.750%, 05/22/2024		$1,440	1,442
Cosan Luxembourg
7.000%, 01/20/2027 (A)		365	383
ESAL GmbH
6.250%, 02/05/2023 (A)		229	234
Federal Republic of Brazil
8.250%, 01/20/2034		4,450	5,451
7.125%, 01/20/2037		878	977
6.000%, 04/07/2026		4,777	5,171
5.625%, 01/07/2041		3,648	3,484
5.625%, 02/21/2047		2,542	2,421
4.875%, 01/22/2021		504	527
4.250%, 01/07/2025		699	687
2.625%, 01/05/2023		1,499	1,384
GTL Trade Finance
5.893%, 04/29/2024 (A)		198	200
JBS Investments GmbH
7.250%, 04/03/2024		257	274
Klabin Finance
5.250%, 07/16/2024		735	738
Marfrig Holdings Europe
8.000%, 06/08/2023		1,640	1,720
8.000%, 06/08/2023 (A)		664	696
Minerva Luxembourg
6.500%, 09/20/2026		1,677	1,665
6.500%, 09/20/2026		1,198	1,189
6.500%, 09/20/2026 (A)		375	372
Petrobras Global Finance
8.750%, 05/23/2026		3,108	3,526
8.375%, 05/23/2021		2,235	2,493
Petrobras International Finance
5.375%, 01/27/2021		3,020	3,054
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		1,315	1,349
Ultrapar International
5.250%, 10/06/2026		410	410

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Vale Overseas
6.250%, 08/10/2026		$3,471	$ 3,831

			166,090

Chile — 0.6%
Banco del Estado de Chile
4.125%, 10/07/2020 (A)		300	316
4.125%, 10/07/2020		160	168
Banco del Estado de Chile MTN
3.875%, 02/08/2022 (A)		250	259
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	150
4.500%, 02/28/2021		510,000	810
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047		$2,885	2,990
5.000%, 01/25/2047 (A)		538	558
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,732	1,729
Empresa Nacional del Petroleo
4.375%, 10/30/2024 (A)		716	735
4.375%, 10/30/2024		251	257
3.750%, 08/05/2026 (A)		516	503
3.750%, 08/05/2026		970	945
Nacional del Cobre de Chile(A)
6.150%, 10/24/2036		569	667
4.875%, 11/04/2044		1,120	1,151
4.500%, 09/16/2025		954	1,010
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	669
VTR Finance BV
6.875%, 01/15/2024		$500	530

			13,447

China — 0.1%
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023		944	1,005
Sinopec Group Overseas Development 2016
3.500%, 05/03/2026 (A)		1,634	1,616

			2,621

Colombia — 5.9%
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	10,018,000	3,653
9.750%, 07/26/2028		794,000	290
Colombian TES
11.000%, 07/24/2020		20,302,300	7,898
10.000%, 07/24/2024		25,485,200	10,335
7.750%, 09/18/2030		3,425,800	1,231
7.500%, 08/26/2026		29,184,600	10,293
7.000%, 09/11/2019		3,121,100	1,085
7.000%, 05/04/2022		69,688,200	24,313
4.750%, 04/04/2035		1,606,300	1,579
Ecopetrol
7.375%, 09/18/2043		$368	394

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 05/28/2045		$982	$ 887
5.375%, 06/26/2026		2,513	2,579
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	326
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,633
7.625%, 09/10/2024 (A)		2,224,000	731
7.625%, 09/10/2024 (A)		1,827,000	600
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	467
7.875%, 08/12/2024		1,095,000	364
Republic of Colombia
9.850%, 06/28/2027		994,000	418
9.850%, 06/28/2027		7,914,000	3,328
8.125%, 05/21/2024		$416	525
7.750%, 04/14/2021	COP	3,729,000	1,339
7.375%, 09/18/2037		$6,114	7,749
6.125%, 01/18/2041		5,645	6,372
6.000%, 04/28/2028	COP	29,591,900	9,259
5.625%, 02/26/2044		$330	357
5.000%, 11/21/2018	COP	26,984,200	9,058
4.500%, 01/28/2026		$928	979
4.375%, 07/12/2021		3,411	3,616
4.375%, 03/21/2023	COP	7,800,000	2,404
4.000%, 02/26/2024		$5,845	6,014
2.625%, 03/15/2023		599	575
Republic of Colombia MTN
3.875%, 03/22/2026	EUR	2,096	2,549

			123,200

Costa Rica — 1.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023		$431	444
6.250%, 11/01/2023 (A)		290	299
5.875%, 04/25/2021 (A)		799	822
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	423
6.375%, 05/15/2043		290	246
Republic of Costa Rica
7.158%, 03/12/2045		3,609	3,589
7.158%, 03/12/2045 (A)		1,585	1,576
7.158%, 03/12/2045		6,924	6,885
7.000%, 04/04/2044		3,701	3,641
7.000%, 04/04/2044 (A)		3,031	2,982
7.000%, 04/04/2044		3,407	3,351
4.375%, 04/30/2025 (A)		186	174
4.375%, 04/30/2025		376	352
4.250%, 01/26/2023		1,627	1,563

			26,347

Croatia — 1.1%
Republic of Croatia
6.625%, 07/14/2020		4,762	5,216

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.375%, 03/24/2021		$2,540	$ 2,788
6.375%, 03/24/2021 (A)		6,145	6,746
6.000%, 01/26/2024 (A)		2,423	2,675
5.875%, 07/09/2018	EUR	170	195
5.500%, 04/04/2023		$600	644
5.500%, 04/04/2023 (A)		858	922
3.000%, 03/11/2025	EUR	3,860	4,175

			23,361

Dominican Republic — 1.5%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	114
11.500%, 05/10/2024		67,000	1,481
11.000%, 01/05/2018		7,560	162
11.000%, 07/30/2021 (A)		67,030	1,426
9.040%, 01/23/2018		$282	292
8.625%, 04/20/2027		2,098	2,462
7.500%, 05/06/2021		594	657
7.450%, 04/30/2044		1,000	1,093
7.450%, 04/30/2044 (A)		2,143	2,341
7.450%, 04/30/2044		1,324	1,446
6.875%, 01/29/2026		2,124	2,331
6.850%, 01/27/2045 (A)		5,005	5,168
6.850%, 01/27/2045		525	542
6.850%, 01/27/2045		1,740	1,797
5.950%, 01/25/2027		696	717
5.950%, 01/25/2027 (A)		1,818	1,873
5.875%, 04/18/2024		380	397
5.875%, 04/18/2024 (A)		5,063	5,295
5.500%, 01/27/2025		1,620	1,652

			31,246

Ecuador — 1.0%
EP PetroEcuador via Noble Sovereign Funding I
6.627%, 09/24/2019 (B)		196	200
Republic of Ecuador
10.750%, 03/28/2022 (A)		2,374	2,650
10.500%, 03/24/2020 (A)		2,941	3,231
10.500%, 03/24/2020		331	364
9.650%, 12/13/2026 (A)		2,573	2,777
7.950%, 06/20/2024		11,054	11,068

			20,290

Egypt — 0.7%
Arab Republic of Egypt
5.875%, 06/11/2025 (A)		2,788	2,738
Egypt Government International Bond MTN
8.500%, 01/31/2047		4,400	4,774
7.500%, 01/31/2027		4,455	4,742
6.125%, 01/31/2022 (A)		1,254	1,302

			13,556

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

El Salvador — 0.9%
Republic of El Salvador
8.625%, 02/28/2029	$2,366	$ 2,384
8.250%, 04/10/2032	319	311
7.750%, 01/24/2023	2,887	2,894
7.650%, 06/15/2035	2,427	2,239
7.650%, 06/15/2035	1,296	1,196
7.625%, 02/01/2041	3,116	2,826
7.375%, 12/01/2019	1,611	1,635
7.375%, 12/01/2019	884	897
6.375%, 01/18/2027	1,092	977
6.375%, 01/18/2027 (A)	1,316	1,178
5.875%, 01/30/2025	545	488
5.875%, 01/30/2025 (A)	925	828
5.875%, 01/30/2025	226	202

		18,055

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)	690	651

Gabon — 0.5%
Republic of Gabon
8.200%, 12/12/2017	520	537
6.950%, 06/16/2025 (A)	1,225	1,183
6.375%, 12/12/2024	7,196	6,887
6.375%, 12/12/2024 (A)	1,021	977

		9,584

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)	888	983

Ghana — 0.6%
Republic of Ghana
24.750%, 07/19/2021 *	5,206	1,242
24.500%, 04/22/2019 *	2,587	584
24.000%, 09/09/2019 *	1,294	293
10.750%, 10/14/2030	7,177	8,433
10.750%, 10/14/2030 (A)	1,438	1,690
8.125%, 01/18/2026	500	481

		12,723

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)	1,370	1,447
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024	540	570

		2,017

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027 (A)	715	723

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.250%, 01/19/2027		$479	$ 485

			1,208

Hong Kong — 0.0%
Studio City
7.250%, 11/30/2021 (A)		275	294

Hungary — 1.8%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (A)		1,144	1,173
Republic of Hungary
7.625%, 03/29/2041		11,850	16,945
6.750%, 10/22/2028	HUF	1,065,450	4,724
6.250%, 01/29/2020		$1,000	1,100
5.750%, 11/22/2023		3,306	3,733
5.500%, 06/24/2025	HUF	982,960	3,945
3.000%, 06/26/2024		1,800,000	6,183

			37,803

India — 0.0%
Vedanta Resources(A)
8.250%, 06/07/2021		$45	49
6.375%, 07/30/2022		831	852

			901

Indonesia — 9.0%
Listrindo Capital BV
4.950%, 09/14/2026		440	431
Majapahit Holding
7.875%, 06/29/2037		387	492
7.875%, 06/29/2037 (A)		215	273
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,942
Pertamina Persero
6.500%, 05/27/2041 (A)		820	906
6.000%, 05/03/2042 (A)		1,344	1,401
5.250%, 05/23/2021		575	615
4.875%, 05/03/2022 (A)		550	581
Pertamina Persero MTN
6.450%, 05/30/2044 (A)		1,285	1,418
5.625%, 05/20/2043		4,088	4,110
5.625%, 05/20/2043		900	905
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		1,080	1,054
Republic of Indonesia
12.800%, 06/15/2021	IDR	230,000	21
11.000%, 09/15/2025		2,000,000	181
9.000%, 03/15/2029		253,606,000	20,519
8.750%, 05/15/2031		133,229,000	10,654
8.500%, 10/12/2035		$800	1,160
8.375%, 03/15/2024	IDR	387,046,000	30,474
8.375%, 09/15/2026		133,583,000	10,640
8.375%, 03/15/2034		126,217,000	9,701
8.250%, 07/15/2021		16,550,000	1,283

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.250%, 06/15/2032	IDR	5,900,000	$ 449
8.250%, 05/15/2036		84,090,000	6,402
7.875%, 04/15/2019		13,000,000	993
7.750%, 01/17/2038		$1,575	2,173
7.750%, 01/17/2038		54	74
7.750%, 01/17/2038		2,461	3,396
7.000%, 05/15/2022	IDR	163,800,000	12,112
7.000%, 05/15/2027		24,500,000	1,770
6.625%, 05/15/2033		45,270,000	2,949
6.625%, 02/17/2037		$2,182	2,685
6.125%, 05/15/2028	IDR	18,170,000	1,191
5.625%, 05/15/2023		71,594,000	4,889
4.875%, 05/05/2021		$1,190	1,277
4.350%, 01/08/2027 (A)		2,534	2,630
3.375%, 07/30/2025	EUR	9,870	11,188
Republic of Indonesia MTN
11.625%, 03/04/2019 (A)		$2,500	2,976
11.625%, 03/04/2019		1,006	1,198
11.625%, 03/04/2019		258	307
6.750%, 01/15/2044 (A)		245	314
5.875%, 01/15/2024		4,183	4,751
5.875%, 01/15/2024		5,475	6,218
5.250%, 01/17/2042		867	920
5.125%, 01/15/2045 (A)		291	305
4.750%, 01/08/2026 (A)		6,497	6,934
4.750%, 01/08/2026		346	369
4.125%, 01/15/2025		524	537
4.125%, 01/15/2025		2,405	2,465
3.750%, 06/14/2028	EUR	3,400	3,849
3.375%, 04/15/2023 (A)		$3,263	3,255

			187,337

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028		10,256	9,071

Ivory Coast — 1.1%
Government of Ivory Coast
6.375%, 03/03/2028 (A)		3,301	3,276
5.750%, 12/31/2032 (C)		2,466	2,318
5.750%, 12/31/2032		3,527	3,316
5.750%, 12/31/2032		11,472	10,784
5.375%, 07/23/2024 (A)		2,365	2,285

			21,979

Jamaica — 0.1%
Digicel Group
8.250%, 09/30/2020		1,550	1,370
7.125%, 04/01/2022 (A)		344	278
Government of Jamaica
8.000%, 03/15/2039		992	1,146

			2,794

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Jordan — 0.1%
Jordan Government International Bond
5.750%, 01/31/2027		$1,289	$ 1,249

Kazakhstan — 0.6%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	870
KazAgro National Management Holding MTN
4.625%, 05/24/2023		420	410
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		1,373	1,339
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	530
6.375%, 10/06/2020 (A)		660	715
KazMunaiGaz Finance Sub MTN
6.375%, 04/09/2021		2,856	3,134
KazMunaiGaz Finance Sub
7.000%, 05/05/2020		1,391	1,535
KazMunayGas National
7.000%, 05/05/2020 (A)		369	407
Republic of Kazakhstan MTN
6.500%, 07/21/2045		1,270	1,487
5.125%, 07/21/2025 (A)		1,007	1,090
5.125%, 07/21/2025		930	1,007
Samruk-Energy MTN
3.750%, 12/20/2017		700	699

			13,223

Kenya — 0.5%
Kenya Infrastructure Bond
12.500%, 05/12/2025	KES	76,000	703
11.000%, 09/15/2025		295,000	2,629
11.000%, 10/12/2026		40,000	351
11.000%, 03/15/2027		161,850	1,412
Republic of Kenya
6.875%, 06/24/2024		$2,764	2,719
6.875%, 06/24/2024 (A)		1,553	1,528
5.875%, 06/24/2019 (A)		1,182	1,221

			10,563

Lithuania — 0.2%
Lithuania Government International Bond
6.625%, 02/01/2022		3,575	4,191

Malaysia — 3.3%
1MDB Energy
5.990%, 05/11/2022		1,000	1,080
1MDB Global Investments
4.400%, 03/09/2023		12,900	12,158
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	255
4.935%, 09/30/2043		2,000	457

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.392%, 04/15/2026	MYR	8,423	$ 1,925
4.378%, 11/29/2019		10,271	2,366
4.240%, 02/07/2018		13,470	3,064
4.232%, 06/30/2031		9,500	2,083
4.181%, 07/15/2024		6,432	1,463
4.160%, 07/15/2021		1,810	415
4.048%, 09/30/2021		1,000	228
4.012%, 09/15/2017		8,680	1,965
3.955%, 09/15/2025		23,905	5,331
3.900%, 11/30/2026		4,815	1,069
3.892%, 03/15/2027		2,325	511
3.800%, 08/17/2023		34,705	7,752
3.795%, 09/30/2022		2,000	448
3.759%, 03/15/2019		6,285	1,427
3.659%, 10/15/2020		2,606	587
3.654%, 10/31/2019		13,250	2,993
3.620%, 11/30/2021		13,670	3,065
3.580%, 09/28/2018		5,505	1,246
3.502%, 05/31/2027		1,050	219
3.492%, 03/31/2020		2,607	585
3.480%, 03/15/2023		7,094	1,557
3.418%, 08/15/2022		4,983	1,096
3.314%, 10/31/2017		13,470	3,038
3.260%, 03/01/2018		12,922	2,913
Malaysia Government Investment Issue
4.070%, 09/30/2026		21,973	4,914
Petronas Capital MTN(A)
4.500%, 03/18/2045		$351	377
3.500%, 03/18/2025		2,990	3,060

			69,647

Mexico — 9.8%
Alfa
6.875%, 03/25/2044		2,325	2,325
6.875%, 03/25/2044		300	300
America Movil
7.125%, 12/09/2024	MXN	23,310	1,091
6.000%, 06/09/2019		14,350	687
Banco Nacional de Comercio Exterior SNC(B)
3.800%, 08/11/2026 (A)		$3,115	3,022
3.800%, 08/11/2026		1,062	1,030
Cemex(A)
7.750%, 04/16/2026		592	663
6.125%, 05/05/2025		91	95
5.700%, 01/11/2025		245	252
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,344
5.750%, 02/14/2042 (A)		$570	549
4.875%, 01/15/2024 (A)		288	293
4.750%, 02/23/2027 (A)		1,363	1,341
Elementia
5.500%, 01/15/2025		970	953

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		$713	$ 730
Mexican Bonos
10.000%, 12/05/2024	MXN	280,545	16,321
10.000%, 11/20/2036		97,891	5,977
8.500%, 12/13/2018		298,742	15,379
8.500%, 05/31/2029		106,907	5,755
8.500%, 11/18/2038		82,061	4,392
7.750%, 05/29/2031		206,958	10,439
7.750%, 11/23/2034		99,842	4,991
7.750%, 11/13/2042		116,270	5,759
6.500%, 06/10/2021		377,516	18,554
6.500%, 06/09/2022		106,858	5,203
5.750%, 03/05/2026		78,743	3,524
5.000%, 12/11/2019		77,516	3,691
4.750%, 06/14/2018		73,500	3,588
Mexican Bonos, Ser M20
8.000%, 12/07/2023		26	1
Mexico City Airport Trust
4.250%, 10/31/2026 (A)		$576	577
Petroleos Mexicanos
9.500%, 09/15/2027		215	265
7.650%, 11/24/2021	MXN	10,050	470
7.470%, 11/12/2026		140,104	5,889
7.190%, 09/12/2024		102,190	4,392
6.625%, 06/15/2035		$7,748	7,806
6.625%, 06/15/2038		2,871	2,842
6.500%, 03/13/2027 (A)		6,203	6,592
6.500%, 06/02/2041		1,655	1,601
6.375%, 02/04/2021		441	479
6.375%, 01/23/2045		2,384	2,269
6.000%, 03/05/2020		452	485
5.750%, 03/01/2018		670	694
5.500%, 01/21/2021		17	18
5.500%, 06/27/2044		2,041	1,755
4.875%, 01/24/2022		370	378
4.875%, 01/18/2024		220	221
4.606%, 03/11/2022 (A)(B)		2,026	2,134
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)		2,442	2,673
6.875%, 08/04/2026		8,751	9,580
6.750%, 09/21/2047 (A)		245	242
6.375%, 01/23/2045 (A)		1,016	967
4.875%, 02/21/2028	EUR	5,491	5,953
4.625%, 09/21/2023 (A)		$1,599	1,602
4.250%, 01/15/2025		4,725	4,496
2.750%, 04/21/2027	EUR	1,500	1,403
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		$643	627
Trust F/1401
6.950%, 01/30/2044 *	MXN	2,740	2,691

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Mexican States
5.750%, 10/12/2110		$3,130	$ 3,025
4.600%, 01/23/2046		3,859	3,608
4.350%, 01/15/2047		1,607	1,436
United Mexican States MTN
4.125%, 01/21/2026		7,276	7,441
3.625%, 03/15/2022		1,114	1,138

			204,998

Mongolia — 0.3%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		1,138	1,155
Government of Mongolia MTN
10.875%, 04/06/2021 (A)		1,813	2,058
5.125%, 12/05/2022		2,715	2,514
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	496
9.375%, 05/19/2020 (A)		453	479

			6,702

Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (A)	EUR	742	832

Morocco — 0.4%
Morocco Government International Bond
3.500%, 06/19/2024		5,070	5,792
OCP
6.875%, 04/25/2044 (A)		$2,555	2,721

			8,513

Namibia — 0.3%
Namibia International Bonds
5.250%, 10/29/2025 (A)		2,394	2,435
5.250%, 10/29/2025		2,850	2,899

			5,334

Nigeria — 0.2%
Republic of Nigeria
7.875%, 02/16/2032		1,518	1,600
7.875%, 02/16/2032 (A)		338	356
6.750%, 01/28/2021		1,112	1,177

			3,133

Oman — 0.0%
Oman Government International Bond
3.625%, 06/15/2021		711	713

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025		3,123	3,525

Panama — 0.7%
Panama Notas del Tesoro
4.875%, 02/05/2021		671	716

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Panama
9.375%, 01/16/2023		$595	$ 768
9.375%, 04/01/2029		3,788	5,544
8.125%, 04/28/2034		2,249	3,000
4.300%, 04/29/2053		140	133
3.875%, 03/17/2028		701	711
3.750%, 03/16/2025		2,584	2,661

			13,533

Paraguay — 0.2%
Republic of Paraguay
6.100%, 08/11/2044 (A)		1,280	1,325
5.000%, 04/15/2026		781	796
4.625%, 01/25/2023		293	302
Telefonica Celular del Paraguay
6.750%, 12/13/2022		900	941
6.750%, 12/13/2022		200	209

			3,573

Peru — 2.0%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		326	345
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,681
Peru Enhanced Pass-Through Finance(D)
4.978%, 06/02/2025 (A)		$1,000	814
1.273%, 05/31/2018		81	78
1.223%, 05/31/2018 (A)		91	89
Republic of Peru
8.200%, 08/12/2026	PEN	15,434	5,455
6.950%, 08/12/2031		6,826	2,203
6.950%, 08/12/2031		13,051	4,213
6.900%, 08/12/2037		7,439	2,382
6.850%, 02/12/2042		2,763	861
6.850%, 02/12/2042		1,011	315
6.550%, 03/14/2037		$2,154	2,776
6.350%, 08/12/2028	PEN	2,235	690
6.350%, 08/12/2028 (A)		8,774	2,709
6.350%, 08/12/2028		2,539	784
5.700%, 08/12/2024		4,658	1,423
5.700%, 08/12/2024 (A)		7,721	2,358
3.750%, 03/01/2030	EUR	9,718	11,849

			41,025

Philippines — 0.1%
Republic of Philippines
6.250%, 01/14/2036	PHP	16,000	354
3.900%, 11/26/2022		52,000	1,009

			1,363

Poland — 3.3%
Republic of Poland
5.750%, 09/23/2022	PLN	16,534	4,595
5.250%, 10/25/2020		27,025	7,245

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 10/25/2023	PLN	40,125	$ 10,239
3.250%, 07/25/2025		46,242	11,106
2.750%, 08/25/2023		7,329	2,285
2.500%, 07/25/2026		53,494	11,936
1.750%, 07/25/2021		47,667	11,168
1.707%, 10/25/2018 (D)		23,330	5,558
1.500%, 04/25/2020		16,779	4,004

			68,136

Qatar — 0.5%
Ooredoo International Finance MTN
7.875%, 06/10/2019		$873	983
State of Qatar
9.750%, 06/15/2030		3,537	5,588
6.400%, 01/20/2040		3,463	4,463

			11,034

Romania — 1.1%
Government of Romania
5.850%, 04/26/2023	RON	19,260	5,152
4.750%, 02/24/2025		20,085	5,053
3.500%, 12/19/2022		7,880	1,870
Government of Romania MTN
6.750%, 02/07/2022 (A)		$1,707	1,975
6.750%, 02/07/2022		504	583
6.125%, 01/22/2044 (A)		818	990
4.375%, 08/22/2023 (A)		1,714	1,802
4.375%, 08/22/2023		540	568
3.875%, 10/29/2035	EUR	1,320	1,479
2.875%, 05/26/2028		1,080	1,180
2.750%, 10/29/2025		1,250	1,402

			22,054

Russia — 5.3%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,626	1,636
Evraz Group
8.250%, 01/28/2021		1,400	1,580
Gazprom OAO Via Gaz Capital
3.125%, 11/17/2023	EUR	2,280	2,474
Ritekro
14.548%, 11/07/2022 (D)		$538	269
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,301	5,417
7.750%, 09/16/2026		733,932	12,133
7.600%, 04/14/2021		525,649	8,791
7.600%, 07/20/2022		470,208	7,856
7.500%, 03/15/2018		366,156	6,187
7.400%, 06/14/2017		39,060	665
7.050%, 01/19/2028		289,772	4,557
7.000%, 01/25/2023		204,736	3,299
7.000%, 08/16/2023		309,500	4,976
6.800%, 12/11/2019		893,638	14,711
6.700%, 05/15/2019		386,027	6,384

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.500%, 11/24/2021 (C)	RUB	24,270	$ 391
6.400%, 05/27/2020		32,150	520
6.200%, 01/31/2018		205,553	3,433
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042		$1,000	1,090
5.000%, 04/29/2020 (A)		1,137	1,223
4.875%, 09/16/2023		4,400	4,732
3.250%, 04/04/2017		800	801
Russian Railways via RZD Capital
5.700%, 04/05/2022		2,400	2,584
Sberbank of Russia Via SB Capital
5.500%, 02/26/2024 (A)(B)		2,681	2,768
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		3,252	3,602
6.800%, 11/22/2025		2,476	2,765
6.800%, 11/22/2025 (A)		600	670
5.450%, 11/22/2017 (A)		340	347
5.450%, 11/22/2017		110	112
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,990	2,204
6.800%, 11/22/2025		2,435	2,719

			110,896

Saudi Arabia — 0.2%
Saudi Government International Bond MTN
4.500%, 10/26/2046		1,565	1,536
3.250%, 10/26/2026		1,836	1,774

			3,310

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021		1,390	1,573
8.750%, 05/13/2021 (A)		200	226

			1,799

Serbia — 0.7%
Republic of Serbia
7.250%, 09/28/2021 (A)		918	1,042
7.250%, 09/28/2021		500	567
7.250%, 09/28/2021		7,026	7,973
5.875%, 12/03/2018 (A)		640	673
4.875%, 02/25/2020		3,597	3,715

			13,970

Slovenia — 0.6%
Republic of Slovenia
5.850%, 05/10/2023		2,800	3,198
5.250%, 02/18/2024		7,375	8,218

			11,416

South Africa — 5.6%
Eskom Holdings SOC
7.125%, 02/11/2025		2,330	2,414
7.125%, 02/11/2025 (A)		1,076	1,114

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of South Africa
10.500%, 12/21/2026	ZAR	339,527	$ 28,826
8.875%, 02/28/2035		49,900	3,619
8.750%, 01/31/2044		18,377	1,284
8.750%, 02/28/2048		72,858	5,080
8.500%, 06/23/2017		$2,100	2,137
8.500%, 01/31/2037	ZAR	208,564	14,422
8.250%, 03/31/2032		33,167	2,309
8.000%, 01/31/2030		90,802	6,311
7.750%, 02/28/2023		94,135	7,007
7.000%, 02/28/2031		137,144	8,647
6.750%, 03/31/2021		26,358	1,933
6.500%, 02/28/2041		41,359	2,257
6.250%, 03/31/2036		129,400	7,085
5.875%, 09/16/2025		$3,688	4,052
4.875%, 04/14/2026		2,508	2,575
4.300%, 10/12/2028		14,121	13,591
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,221

			115,884

Sri Lanka — 1.0%
Democratic Socialist Republic of Sri Lanka
6.850%, 11/03/2025		$6,658	6,925
6.850%, 11/03/2025 (A)		1,248	1,298
6.825%, 07/18/2026 (A)		1,612	1,677
6.825%, 07/18/2026		5,807	6,041
6.250%, 10/04/2020		719	765
6.250%, 07/27/2021		1,147	1,219
5.875%, 07/25/2022 (A)		3,535	3,662

			21,587

Supranational — 0.3%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	853
7.200%, 07/09/2019	IDR	50,280,000	3,724
Inter-American Development Bank MTN
7.350%, 09/12/2018		24,590,000	1,850

			6,427

Suriname — 0.0%
Republic of Suriname
9.250%, 10/26/2026 (A)		$713	709

Thailand — 1.9%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	108
4.875%, 06/22/2029		35,000	1,191
3.875%, 06/13/2019		43,000	1,294
3.850%, 12/12/2025		146,389	4,597
3.650%, 12/17/2021		425,849	13,056
3.625%, 06/16/2023		279,731	8,614
3.400%, 06/17/2036		89,500	2,575
2.550%, 06/26/2020		75,000	2,201

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.125%, 12/17/2026	THB	194,731	$ 5,298
1.875%, 06/17/2022		15,000	422

			39,356

Trinidad & Tobago — 0.0%
Trinidad Generation UnLtd
5.250%, 11/04/2027 (A)		$706	701

Tunisia — 0.2%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (A)		2,712	2,577
Banque Centrale de Tunisie International Bond
5.625%, 02/17/2024	EUR	1,020	1,084

			3,661

Turkey — 6.0%
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		$1,206	1,217
Export Credit Bank of Turkey(A)
5.875%, 04/24/2019		200	207
5.375%, 10/24/2023		1,487	1,455
5.000%, 09/23/2021		674	666
KOC Holding
5.250%, 03/15/2023		2,635	2,677
Republic of Turkey
10.700%, 02/17/2021	TRY	30,521	8,397
10.600%, 02/11/2026		27,501	7,585
10.500%, 01/15/2020		5,244	1,439
10.400%, 03/27/2019		8,790	2,407
10.400%, 03/20/2024		2,700	735
9.500%, 01/12/2022		13,804	3,668
9.400%, 07/08/2020		31,440	8,342
9.200%, 09/22/2021		28,967	7,528
9.000%, 07/24/2024		24,182	6,156
8.800%, 11/14/2018		11,483	3,069
8.500%, 07/10/2019		4,290	1,128
8.500%, 09/14/2022		22,427	5,635
8.300%, 06/20/2018		2,346	628
8.000%, 03/12/2025		4,211	1,001
7.400%, 02/05/2020		56,179	14,201
7.375%, 02/05/2025		$1,540	1,727
7.100%, 03/08/2023	TRY	8,160	1,894
7.000%, 03/11/2019		$779	832
7.000%, 06/05/2020		3,686	4,005
6.875%, 03/17/2036		2,375	2,528
6.750%, 04/03/2018		1,886	1,965
6.750%, 05/30/2040		2,590	2,721
6.625%, 02/17/2045		2,010	2,097
6.250%, 09/26/2022		2,317	2,460
6.000%, 03/25/2027		9,905	10,141
6.000%, 01/14/2041		1,391	1,344
5.750%, 03/22/2024		245	251
5.625%, 03/30/2021		769	799

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.125%, 03/25/2022		$3,450	$ 3,491
4.875%, 10/09/2026		1,450	1,377
4.875%, 04/16/2043		850	713
4.250%, 04/14/2026		2,239	2,049
3.000%, 08/02/2023	TRY	6,700	2,449
TC Ziraat Bankasi MTN
4.750%, 04/29/2021 (A)		$756	738
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,702
Turk Telekomunikasyon
4.875%, 06/19/2024		2,550	2,449

			125,873

Ukraine — 2.5%
Government of Ukraine
7.750%, 09/01/2019 (A)		875	879
7.750%, 09/01/2020 (A)		11,343	11,258
7.750%, 09/01/2021		790	775
7.750%, 09/01/2021 (A)		8,725	8,556
7.750%, 09/01/2022 (A)		3,692	3,577
7.750%, 09/01/2023		400	383
7.750%, 09/01/2023 (A)		1,928	1,846
7.750%, 09/01/2024 (A)		5,408	5,111
7.750%, 09/01/2024		2,290	2,164
7.750%, 09/01/2025		500	467
7.750%, 09/01/2025 (A)		5,282	4,938
7.750%, 09/01/2026 (A)		901	835
7.750%, 09/01/2026		6,158	5,710
7.750%, 09/01/2027		940	870
7.750%, 09/01/2027 (A)		2,097	1,940
0.000%, 05/31/2040 (A)(B)		1,832	558
Ukreximbank Via Biz Finance
9.750%, 01/22/2025		400	392
9.625%, 04/27/2022 (A)		2,211	2,219

			52,478

United Arab Emirates — 0.2%
DP World MTN
6.850%, 07/02/2037		2,350	2,662
6.850%, 07/02/2037		250	283
MAF Global Securities
7.125%, 10/29/2049 (B)		1,500	1,585

			4,530

United Kingdom — 0.0%
Tullow Oil
6.250%, 04/15/2022		350	326

Uruguay — 0.8%
Republic of Uruguay PIK
7.875%, 01/15/2033		4,370	5,612
Republic of Uruguay
5.100%, 06/18/2050		6,355	5,980
4.375%, 10/27/2027		5,114	5,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.125%, 11/20/2045	$367	$ 318

		17,177

Venezuela — 1.3%
Petroleos de Venezuela
9.000%, 11/17/2021	7,525	4,291
6.000%, 05/16/2024	11,679	4,642
6.000%, 05/16/2024	7,900	3,081
6.000%, 05/16/2024	1,777	706
6.000%, 11/15/2026	3,759	1,423
6.000%, 11/15/2026	2,442	924
5.500%, 04/12/2037	2,696	984
5.375%, 04/12/2027	5,870	2,164
Republic of Venezuela
13.625%, 08/15/2018	1,493	1,340
13.625%, 08/15/2018	497	416
9.375%, 01/13/2034	5,531	2,742
7.750%, 10/13/2019	3,997	2,614
7.650%, 04/21/2025	3,743	1,779
7.650%, 04/21/2025	279	133
6.000%, 12/09/2020	1,421	786

		28,025

Vietnam — 0.1%
Vietnam Government International Bond
4.800%, 11/19/2024	1,300	1,325

Zambia — 0.4%
Republic of Zambia
8.970%, 07/30/2027	3,878	4,074
8.970%, 07/30/2027 (A)	165	174
8.500%, 04/14/2024	3,485	3,620
8.500%, 04/14/2024 (A)	1	1
5.375%, 09/20/2022 (A)	154	143

		8,012

Total Global Bonds (Cost $2,006,709) ($ Thousands)		1,940,179

LOAN PARTICIPATIONS — 0.1%

Singapore — 0.0%
Morton Bay Senior
6.220%, 01/02/2049	3,020	–

Venezuela — 0.1%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018	2,775	2,815

Total Loan Participations (Cost $5,796) ($ Thousands)		2,815

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 0.0%
Pacific Exploration and Production *	23,438	$ 909

Total Common Stock (Cost $3,813) ($ Thousands)		909

Total Investments — 93.3% (Cost $2,016,318) ($ Thousands) @		$ 1,943,903

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

Euro-Bond	(267)	Mar-2017	$(787)
Euro-Buxl 30 Year Bond	(56)	Mar-2017	(108)
JSE Bond Future R186	811	May-2017	(39)
JSE Bond Future R2030	610	May-2017	(29)
JSE Bond Future R2037	411	May-2017	(43)
JSE Bond Future R207	418	May-2017	10
JSE Bond Future R208	505	May-2017	16
Korea 3-Year Bond	233	Mar-2017	17
U.S. 10-Year Treasury Note	380	Jun-2017	161
U.S. 10-Year Treasury Note	(85)	Mar-2017	(35)
U.S. 5-Year Treasury Note	(150)	Mar-2017	(194)
U.S. Ultra Long Treasury Bond	(25)	Mar-2017	(91)

			$(1,122)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
03/02/17-04/28/17	USD	38,692	BRL	124,879	$1,140
03/02/17-04/04/17	USD	11,471	BRL	35,555	(64)
04/11/17-06/02/17	BRL	79,086	USD	25,197	238
03/02/17-04/28/17	BRL	109,900	USD	33,506	(1,746)
03/15/17-04/03/17	USD	8,548	MYR	38,231	57
03/03/17-03/06/17	USD	5,037	MYR	22,347	(5)
03/15/17-06/21/17	USD	25,826	EUR	24,450	206
03/03/17-03/15/17	USD	81,827	EUR	76,454	(559)
03/03/17-05/03/17	EUR	144,893	USD	155,579	1,477
03/03/17-06/21/17	EUR	53,364	USD	56,330	(424)
03/06/17	EUR	4,381	RON	19,874	8
03/06/17-05/02/17	EUR	26,981	RON	121,720	(116)
03/06/17-03/15/17	USD	31,155	COP	92,567,348	480
03/15/17-06/21/17	USD	24,366	COP	71,065,958	(380)
03/15/17-05/15/17	COP	88,701,767	USD	30,635	363
03/06/17-06/01/17	COP	80,721,900	USD	26,312	(1,198)
03/07/17-06/21/17	SGD	75,156	USD	52,800	(965)
03/08/17-04/24/17	USD	37,729	ZAR	523,607	2,196

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
06/21/17	USD	2,191	ZAR	28,881	$(26)
03/15/17-06/21/17	ZAR	101,741	USD	7,754	46
03/08/17-03/16/17	ZAR	565,859	USD	41,830	(1,352)
03/15/17-04/17/17	USD	9,955	PEN	34,147	489
03/09/17-06/21/17	USD	10,802	PEN	35,386	(39)
03/09/17-04/21/17	USD	37,822	INR	2,574,776	718
03/10/17-05/03/17	USD	55,822	TRY	211,512	1,924
06/21/17-06/21/17	USD	8,372	TRY	30,884	(111)
03/15/17-06/21/17	MXP	227,419	USD	11,392	74
03/10/17-05/22/17	MXP	947,338	USD	46,041	(1,244)
09/27/18	INR	7,840	USD	209,378	20
03/14/17-03/15/17	INR	2,073,270	USD	30,314	(727)
03/15/17-03/15/17	USD	7,829	TWD	246,150	202
03/15/17	USD	4,707	RON	20,116	16
03/24/17-03/24/17	USD	9,122	RON	38,730	(24)
04/10/17	USD	842	CLP	548,056	—
03/15/17	USD	13,758	CLP	8,823,162	(185)
03/15/17-03/15/17	USD	27,074	SGD	38,308	324
03/15/17-03/15/17	USD	17,916	PHP	903,704	64
06/21/17	USD	11,042	PHP	559,400	(10)
03/15/17-03/15/17	PEN	31,502	USD	9,487	(150)
03/15/17-03/24/17	USD	33,636	KRW	38,276,966	260
03/15/17-07/20/17	USD	30,716	IDR	416,548,876	358
06/21/17	USD	3,660	IDR	49,239,081	(11)
03/15/17	RON	20,116	USD	4,741	18
09/20/17	RON	20,116	USD	4,722	(20)
03/15/17-06/21/17	USD	50,768	THB	1,792,131	558
03/15/17-07/19/17	USD	35,653	RUB	2,395,123	4,923
04/20/17-06/21/17	USD	21,477	RUB	1,271,327	(157)
04/12/17	PLN	15,827	EUR	3,669	10
03/15/17-04/12/17	PLN	45,910	EUR	10,188	(472)
03/15/17-06/21/17	USD	55,739	PLN	230,134	915
03/24/17-03/24/17	USD	11,196	PLN	45,418	(12)
03/15/17-05/22/17	USD	59,695	MXP	1,229,072	1,495
05/22/17-06/21/17	USD	14,666	MXP	295,499	$(89)
03/15/17-03/15/17	PLN	102,747	USD	25,111	(192)
03/15/17-03/15/17	TRY	85,100	USD	24,020	649
03/15/17-05/03/17	TRY	79,369	USD	20,623	(931)
03/15/17-05/22/17	TWD	485,361	USD	15,596	(289)
03/15/17-05/31/17	THB	767,964	USD	21,956	(44)
03/15/17-03/15/17	PHP	883,147	USD	17,588	18
03/17/17-03/17/17	RUB	478,933	USD	8,185	22
03/15/17-07/19/17	RUB	4,022,234	USD	66,295	(1,860)
04/10/17-06/21/17	CLP	10,366,700	USD	16,052	183
03/15/17-03/15/17	CLP	8,823,162	USD	13,472	(100)
03/15/17-06/21/17	KRW	72,865,215	USD	63,094	(1,501)
03/15/17	IDR	55,184,691	USD	4,137	1
03/15/17-05/23/17	IDR	381,863,578	USD	28,083	(479)
03/16/17-03/16/17	USD	953	HUF	282,224	20
03/24/17-03/24/17	USD	11,845	HUF	3,419,230	(51)
03/17/17	CAD	4,939	USD	3,786	56
09/20/17-09/20/17	RON	82,613	EUR	18,170	37
03/20/17	RON	31,869	EUR	6,997	(44)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
03/24/17	MYR	8,130	USD	1,832	$2
04/03/17	MYR	4,962	USD	1,114	(2)
04/12/17-05/04/17	EUR	23,818	PLN	104,339	322
04/18/17	EUR	5,433	HUF	1,674,318	(4)
04/19/17-06/21/17	USD	11,285	ARS	184,869	187
06/01/17	USD	200	ARS	3,214	—
10/18/17-01/17/18	USD	6,620	EGP	113,850	(273)
10/31/17-11/14/17	USD	8,672	CNY	62,055	215
10/31/17-11/14/17	CNY	88,817	USD	12,793	69
12/20/17-12/20/17	CNY	197,438	USD	27,879	(207)
09/27/18	CZK	25,278	EUR	948	(1)
12/19/18-12/20/18	EUR	17,848	CZK	473,118	(98)

					$4,198

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(91,192)	$90,382	$(810)
BT Brokerage	(8,499)	8,519	20
Citigroup	(636,216)	640,037	3,821
Goldman Sachs	(479,261)	481,570	2,309
HSBC	(114,366)	114,549	183
JPMorgan Chase Bank	(424,987)	424,057	(930)
Standard Bank	(120,699)	120,224	(475)
Standard Chartered	(11,828)	12,100	272
UBS	(5,662)	5,470	(192)

			$4,198

For the period ended February 28, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	28-Day MXN - TIIE	7.92%	01/22/27	MXN	60,250,512	$20
Goldman Sachs	1-Month MXN MXIBOR	8.16%	12/28/26	MXN	21,000,000	26
Goldman Sachs	28-Day MXN - TIIE	7.58%	01/28/22	MXN	99,597,785	10
Goldman Sachs	28-Day MXN - TIIE	7.71%	01/21/22	MXN	6,000,000	2
Goldman Sachs	6-Month PZL - WIBOR	2.51%	01/10/22	PLN	32,971,646	10
JPMorgan Chase Bank	1-Month MXN MXIBOR	7.72%	12/03/26	MXN	16,200,000	(6)

						$62

A list of open OTC swap agreements held by the Fund at February 28, 2017, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	7-Day CNY - CNRR007	3.89%	02/13/22	CNY	30,000,000	$(25)
Citibank	6-Month PLN - WIBOR	2.43%	12/14/21	PLN	15,500,000	(2)
Citibank	0.35%	6-Month CZK - PRIBOR	6/27/21	CZK	28,000,000	15
Goldman Sachs	6-Month CZK - PRIBOR	1.16%	2/22/27	CZK	27,000,000	109
Goldman Sachs	6-Month PLN WIBOR	2.87%	12/16/26	PLN	18,000,000	(21)
Goldman Sachs	28-Day MXN - TIIE	6.38%	9/16/26	MXN	35,000,000	(180)
Goldman Sachs	1-Day COP - COOIS	7.23%	5/4/26	COP	3,958,824,466	(87)
Goldman Sachs	28-Day MXN - TIIE	6.17%	3/5/26	MXN	63,198,639	(353)
Goldman Sachs	28-Day MXN - TIIE	6.21%	12/8/25	MXN	21,173,916	(113)
Goldman Sachs	28-Day MXN - TIIE	6.36%	5/21/25	MXN	29,801,169	$(133)
Goldman Sachs	1-Year BRL-CDI	10.89%	1/3/23	BRL	6,138,900	83
Goldman Sachs	1-Day BRL - CETIP	11.99%	1/2/23	BRL	3,000,000	108
Goldman Sachs	28-Day MXN - TIIE	5.90%	9/12/22	MXN	99,661,577	(389)
Goldman Sachs	7-Day CNY - CNRR007	3.63%	1/23/22	CNY	28,500,000	21
Goldman Sachs	1.27%	6-Month HUF - BUBOR	1/10/22	HUF	2,251,935,167	65
Goldman Sachs	1.39%	3-Month KRW - KWCDC	11/4/21	KRW	20,000,000,000	251
Goldman Sachs	0.33%	6-Month CZK - PRIBOR	9/1/21	CZK	50,000,000	35
Goldman Sachs	0.38%	6-Month CZK - PRIBOR	8/2/21	CZK	44,600,000	22
Goldman Sachs	0.45%	6-Month CZK - PRIBOR	5/24/21	CZK	37,000,000	11
Goldman Sachs	28-Day MXN - TIIE	5.37%	3/17/21	MXN	62,000,000	(235)
Goldman Sachs	1-Day BRL - CETIP	12.73%	1/4/21	BRL	13,490,531	507

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/20	CZK	151,000,000	15
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/20	CZK	55,000,000	17
Goldman Sachs	1-Day BRL - CETIP	13.39%	1/2/19	BRL	18,382,541	419
Goldman Sachs	1-Day BRL - CETIP	13.42%	1/2/19	BRL	25,100,729	577
Goldman Sachs	3-Month KRW - KWCDC	1.32%	11/4/18	KRW	53,500,000,000	(183)
Goldman Sachs	1-Year BRL-CDI	11.81%	1/2/18	BRL	12,297,865	57
Goldman Sachs	1-Year BRL-CDI	11.98%	1/2/18	BRL	11,340,527	58
Goldman Sachs	1-Day BRL - CETIP	12.86%	1/2/18	BRL	47,206,305	341
JPMorgan Chase Bank	0.94%	6-Month CZK - PRIBOR	11/14/26	CZK	51,000,000	23
JPMorgan Chase Bank	28-Day MXN - TIIE	6.13%	6/18/26	MXN	47,000,000	(277)
JPMorgan Chase Bank	3.45%	6-Month HUF - BUBOR	5/11/25	HUF	900,000,000	(364)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	8/4/24	HUF	600,000,000	(374)
JPMorgan Chase Bank	0.73%	6-Month CZK - PRIBOR	2/10/22	CZK	36,500,000	0
JPMorgan Chase Bank	6-Month PLN - WIBOR	2.42%	12/12/21	PLN	5,000,000	(1)
JPMorgan Chase Bank	0.36%	6-Month CZK - PRIBOR	9/29/21	CZK	50,000,000	33
JPMorgan Chase Bank	1.38%	6-Month HUF - BUBOR	6/17/21	HUF	875,266,964	(35)
JPMorgan Chase Bank	0.39%	6-Month CZK - PRIBOR	4/4/21	CZK	30,000,000	12
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	2/26/21	CZK	83,000,000	49
JPMorgan Chase Bank	7.16%	1-Day COP - Columbia IBR Overnight Interbank	2/11/21	COP	15,000,000,000	(258)
JPMorgan Chase Bank	7.11%	1-Day COP - Columbia IBR Overnight Interbank	1/22/21	COP	13,433,034,369	(221)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/20	CZK	30,000,000	9
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	5/5/20	CZK	180,000,000	0
JPMorgan Chase Bank	0.59%	6-Month CZK - PRIBOR	3/13/20	CZK	30,000,000	(6)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	2/16/20	CZK	320,000,000	7
JPMorgan Chase Bank	1-Day BRL - BROIS	11.46%	1/2/20	BRL	6,072,826	77
JPMorgan Chase Bank	0.85%	6-Month HUF - BUBOR	10/10/19	HUF	4,000,000,000	10
JPMorgan Chase Bank	3-Month USD - LIBOR	11.54%	4/25/18	TRY	90,000,000	73
JPMorgan Chase Bank	1-Day COP - COOIS	6.96%	11/17/17	COP	38,467,587,139	55
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	7/17/17	HUF	7,146,975,775	(396)

						$(594)

For the period ended February 28, 2017, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,082,650 ($ Thousands).
*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $249,469 ($ Thousands), representing 12.0% of the Net Assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2017. The coupon on a step bond changes on a specified date.
(D)	The rate reported is the effective yield at the time of purchase.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $2,016,318 ($ Thousands), and the unrealized appreciation and depreciation were $56,196 ($ Thousands) and $(128,611) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BROIS — Overnight Brazil CETIP Interbank Deposit

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CETIP — Central of Custody and Financial Settlement of Securities

COOIS — Columbia Overnight Interbank Reference Rate

CDI — Average One-Day Interbank Deposit Rate

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EUR — Euro

HUF — Hungarian Forint

IBR — Indicador Bancario de Referencia

IDR — Indonesian Rupiah

INR — Indian Rupee

KES — Kenyan Shilling

KRW — Korean Won

KWCDC — South Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXIBOR — Mexico Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

OTC — Over the Counter

PEN — Peruvian Sol

PHP— Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR— Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Equilibrium Interbank Offered Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Emerging Markets Debt Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$–	$1,939,910	$269	$1,940,179
Loan Participations	–	2,815	–	2,815
Common Stock	909	–	–	909

Total Investments in Securities	$909	$1,942,725	$269	$1,943,903

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$204	$—	$—	$204
Unrealized Depreciation	(1,326)	—	—	(1,326)
Forwards Contracts *
Unrealized Appreciation	—	20,361	—	20,361
Unrealized Depreciation	—	(16,163)	—	(16,163)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	68	—	68
Unrealized Depreciation	—	(6)	—	(6)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	3,059	—	3,059
Unrealized Depreciation	—	(3,653)	—	(3,653)

Total Other Financial Instruments	$(1,122)	$3,666	$—	$2,544

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019	$5,358	$ 5,676
1.875%, 07/15/2019	6,097	6,520
1.375%, 07/15/2018	5,763	5,991
1.375%, 01/15/2020	7,408	7,845
1.250%, 07/15/2020	11,448	12,176
1.125%, 01/15/2021	13,107	13,857
0.625%, 07/15/2021	13,915	14,498
0.125%, 04/15/2018	19,297	19,578
0.125%, 04/15/2019	19,116	19,491
0.125%, 04/15/2020	19,215	19,577
0.125%, 04/15/2021	16,636	16,868
0.125%, 01/15/2022	15,424	15,605

Total U.S. Treasury Obligations (Cost $155,660) ($ Thousands)		157,682

Total Investments — 99.5% (Cost $155,660) ($ Thousands) @		$ 157,682

Percentages are based on Net Assets of $158,398 ($ Thousands).

@ At February 28, 2017, the tax basis cost of the Fund’s investments was $155,660 ($ Thousands), and the unrealized appreciation and depreciation were $2,063 ($ Thousands) and $(41) ($ Thousands), respectively.

As of February 28, 2017, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.9%

Consumer Discretionary — 0.1%
McDonald’s MTN
2.100%, 12/07/2018	$1,000	$ 1,008

Consumer Staples — 0.6%
Philip Morris International
1.472%, 02/21/2020 (A)	2,620	2,632
Walgreens Boots Alliance
1.750%, 11/17/2017	5,084	5,098

		7,730

Energy — 1.6%
Enbridge
1.384%, 06/02/2017 (A)	3,250	3,251
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,264	2,381
ONEOK Partners
2.000%, 10/01/2017	4,685	4,692
Regency Energy Partners
5.875%, 03/01/2022	250	277
Statoil
1.238%, 11/09/2017 (A)	2,200	2,201
TransCanada PipeLines
1.875%, 01/12/2018	2,055	2,059
1.808%, 01/12/2018 (A)	5,750	5,781
Williams Partners
3.600%, 03/15/2022	250	255

		20,897

Financials — 24.9%
ABN AMRO Bank
1.664%, 01/18/2019 (A)(B)	6,395	6,409
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	3,445	3,452
American Express Bank
6.000%, 09/13/2017	2,450	2,510
American Express Credit MTN
1.875%, 11/05/2018	6,500	6,524
1.523%, 03/03/2020 (A)	4,840	4,840
American Honda Finance MTN
1.875%, 02/22/2019 (A)	1,000	1,011
American Tower
4.500%, 01/15/2018	850	870
Bank Nederlandse Gemeenten MTN
1.093%, 07/14/2017 (A)(B)	9,075	9,075
Bank of America
5.300%, 03/15/2017	850	851
1.650%, 03/26/2018	7,600	7,614
1.263%, 06/15/2017 (A)	6,650	6,651
Bank of America MTN
6.400%, 08/28/2017	500	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.650%, 05/01/2018	$2,000	$ 2,088
1.700%, 08/25/2017	1,570	1,572
Bank of Montreal
1.750%, 06/15/2021 (B)	5,900	5,758
Bank of Montreal MTN
1.553%, 12/12/2019 (A)	800	802
Bank of Nova Scotia
2.125%, 09/11/2019	5,245	5,267
1.875%, 04/26/2021	3,325	3,275
Barclays
2.000%, 03/16/2018	2,250	2,250
Berkshire Hathaway Finance
1.268%, 01/11/2019 (A)	2,465	2,473
Branch Banking & Trust
1.482%, 01/15/2020 (A)	4,500	4,502
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019	7,400	7,332
Capital One
1.500%, 03/22/2018	2,995	2,990
Citigroup
2.739%, 05/15/2018 (A)	1,750	1,779
1.850%, 11/24/2017	960	964
1.800%, 02/05/2018	8,110	8,132
1.727%, 04/27/2018 (A)	2,315	2,325
Citizens Bank MTN
2.300%, 12/03/2018	6,290	6,326
Credit Suisse NY MTN
1.542%, 05/26/2017 (A)	3,500	3,504
Daimler Finance North America LLC
1.500%, 07/05/2019 (B)	4,550	4,497
Discover Bank
3.100%, 06/04/2020	1,000	1,018
Fifth Third Bank
1.450%, 02/28/2018	4,424	4,425
Ford Motor Credit LLC
5.000%, 05/15/2018	5,876	6,096
2.009%, 01/09/2020 (A)	4,120	4,157
Goldman Sachs Group
2.900%, 07/19/2018	3,035	3,082
2.375%, 01/22/2018	4,600	4,634
1.757%, 12/13/2019 (A)	4,310	4,336
Harley-Davidson Financial Services MTN
1.550%, 11/17/2017 (B)	3,000	3,007
HSBC Bank USA NY
6.000%, 08/09/2017	5,000	5,096
HSBC USA
1.700%, 03/05/2018	5,300	5,305
Huntington National Bank
2.200%, 11/06/2018	4,500	4,522
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	2,545	2,548

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase MTN
1.700%, 03/01/2018	$11,690	$ 11,714
JPMorgan Chase
6.000%, 10/01/2017	2,150	2,206
1.938%, 01/25/2018 (A)	3,280	3,303
KeyBank
1.700%, 06/01/2018	2,295	2,301
1.650%, 02/01/2018	2,578	2,585
1.600%, 08/22/2019	3,685	3,642
KeyCorp MTN
5.100%, 03/24/2021	3,925	4,298
MassMutual Global Funding
2.000%, 04/05/2017 (B)	1,350	1,351
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	2,000	2,002
Morgan Stanley MTN
4.750%, 03/22/2017	1,750	1,753
2.318%, 04/25/2018 (A)	2,150	2,175
Morgan Stanley
1.842%, 02/14/2020 (A)	4,475	4,492
New York Life Global Funding MTN
2.000%, 04/13/2021 (B)	1,000	986
New York Life Global Funding
1.550%, 11/02/2018 (B)	4,540	4,528
Nissan Motor Acceptance MTN
1.602%, 01/13/2020 (A)(B)	5,495	5,498
PNC Bank
1.800%, 11/05/2018	3,350	3,357
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	5,050	5,051
Protective Life Global Funding
1.555%, 09/13/2019 (B)	5,810	5,722
Royal Bank of Canada
1.875%, 02/05/2020	13,355	13,248
Santander Bank
2.000%, 01/12/2018	6,718	6,721
Santander Holdings USA
2.504%, 11/24/2017 (A)	2,025	2,040
Santander UK
1.375%, 03/13/2017	1,700	1,700
Sumitomo Mitsui Banking MTN
1.964%, 01/18/2019 (A)	5,250	5,276
SunTrust Bank
1.564%, 01/31/2020 (A)	7,100	7,129
Synchrony Financial
1.875%, 08/15/2017	3,460	3,463
Toronto-Dominion Bank MTN
1.881%, 01/22/2019 (A)	4,315	4,359
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	5,300	5,339
Toyota Motor Credit MTN
1.269%, 01/09/2019 (A)	5,830	5,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Travelers MTN
5.750%, 12/15/2017	$875	$ 904
UBS MTN
1.697%, 03/26/2018 (A)	5,060	5,084
US Bancorp MTN
1.650%, 05/15/2017	1,270	1,271
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (B)	4,300	4,295
Volkswagen International Finance
2.375%, 03/22/2017 (B)	2,400	2,401
Voya Financial
2.900%, 02/15/2018	3,988	4,033
Wells Fargo MTN
2.550%, 12/07/2020	5,765	5,796
1.400%, 09/08/2017	4,400	4,404
Wells Fargo Bank MTN
1.781%, 01/22/2018 (A)	3,550	3,569
Wells Fargo Bank
1.654%, 05/24/2019 (A)	2,250	2,258
Wilmington Trust
8.500%, 04/02/2018	2,505	2,671

		323,147

Health Care — 2.9%
Abbott Laboratories
2.350%, 11/22/2019	4,920	4,946
AbbVie
2.300%, 05/14/2021	735	726
1.800%, 05/14/2018	750	752
Actavis Funding SCS
2.350%, 03/12/2018	5,730	5,772
Aetna
1.700%, 06/07/2018	1,920	1,921
Anthem
2.300%, 07/15/2018	1,214	1,222
1.875%, 01/15/2018	4,490	4,502
Baxalta
2.000%, 06/22/2018	1,115	1,118
Becton Dickinson
1.800%, 12/15/2017	2,976	2,983
Dignity Health
2.637%, 11/01/2019	2,230	2,247
Forest Laboratories LLC
5.000%, 12/15/2021 (B)	500	542
McLaren Health Care
1.964%, 05/15/2018	1,270	1,268
Mylan
2.500%, 06/07/2019	1,950	1,951
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,000	993

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceuticals
1.700%, 07/19/2019	$7,165	$ 7,073

		38,016

Industrials — 0.5%
America West Airlines Pass-Through Trust, Ser 1999-1
7.930%, 01/02/2019	530	561
MUFG Americas Holdings
1.625%, 02/09/2018	4,350	4,356
Penske Truck Leasing LP
3.750%, 05/11/2017 (B)	2,090	2,100

		7,017

Information Technology — 0.6%
Apple
1.873%, 02/22/2019 (A)	1,500	1,523
Hewlett Packard Enterprise (A)
2.929%, 10/05/2018	3,985	4,057
2.739%, 10/05/2017	1,495	1,506

		7,086

Materials — 1.0%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (B)	6,215	6,219
Ecolab
1.450%, 12/08/2017	7,188	7,182

		13,401

Real Estate — 1.1%
Essex Portfolio
5.500%, 03/15/2017	1,000	1,001
HCP
3.750%, 02/01/2019	600	616
Kimco Realty MTN
4.300%, 02/01/2018	1,000	1,018
Realty Income
2.000%, 01/31/2018	1,000	1,004
Simon Property Group
1.500%, 02/01/2018 (B)	8,732	8,727
Welltower
4.700%, 09/15/2017	1,230	1,251

		13,617

Telecommunication Services — 1.2%
AT&T
5.500%, 02/01/2018	4,250	4,401
Rogers Communications
6.800%, 08/15/2018	750	805
Verizon Communications (A)
2.709%, 09/14/2018	7,950	8,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.351%, 06/09/2017	$1,700	$ 1,701

		15,047

Utilities — 2.4%
Berkshire Hathaway Energy
5.750%, 04/01/2018	9,098	9,512
Emera US Finance
2.150%, 06/15/2019	2,110	2,107
Entergy Texas
7.125%, 02/01/2019	750	818
Exelon
1.550%, 06/09/2017	3,530	3,531
NextEra Energy Capital Holdings
1.649%, 09/01/2018	4,560	4,555
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	556
5.000%, 09/30/2017	2,660	2,717
Southern Power
1.500%, 06/01/2018	5,900	5,889
West Penn Power
5.950%, 12/15/2017 (B)	470	485
Xcel Energy
1.200%, 06/01/2017	1,145	1,144

		31,314

Total Corporate Obligations (Cost $478,412) ($ Thousands)		478,280

U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Bills
0.460%, 04/06/2017 (C)(D)	68	68
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/2020	11,900	12,500
U.S. Treasury Notes
3.125%, 05/15/2019	15,765	16,389
2.750%, 02/15/2019	56,450	58,110
2.125%, 08/31/2020	21,570	21,937
2.125%, 01/31/2021	19,825	20,125
2.125%, 08/15/2021	21,855	22,119
1.875%, 01/31/2022	11,320	11,312
1.875%, 02/28/2022	19,135	19,130
1.500%, 12/31/2018	15,450	15,537
1.500%, 01/31/2019	10,920	10,979
1.375%, 06/30/2018	24,580	24,691
1.250%, 12/31/2018	26,010	26,039
1.125%, 01/31/2019	39,315	39,254
1.125%, 02/28/2019	24,070	24,027
1.125%, 12/31/2019	59,750	59,227
1.125%, 04/30/2020	14,600	14,417
0.750%, 02/28/2018	2,525	2,520

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.750%, 08/15/2019	$6,420	$ 6,329

Total U.S. Treasury Obligations (Cost $405,810) ($ Thousands)		404,710

MORTGAGE-BACKED SECURITIES — 12.1%

Agency Mortgage-Backed Obligations — 5.6%
FHLMC
5.000%, 06/01/2019	51	53
4.000%, 06/01/2025	617	651
FHLMC ARM
2.259%, 03/01/2037 (A)	185	195
FHLMC CMO, Ser 2004-2761, Cl FT
1.120%, 12/15/2033 (A)	1,195	1,200
FHLMC CMO, Ser 2005-2990, Cl LK
1.140%, 10/15/2034 (A)	2,701	2,696
FHLMC CMO, Ser 2005-3066, Cl PF
1.070%, 04/15/2035 (A)	2,843	2,841
FHLMC CMO, Ser 2006-3102, Cl FB
1.070%, 01/15/2036 (A)	1,965	1,965
FHLMC CMO, Ser 2008-3419, Cl FA
1.340%, 08/15/2037 (A)	1,977	1,984
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	337	349
FHLMC CMO, Ser 2010-3777, Cl WA
4.000%, 12/15/2040	3,797	4,020
FHLMC CMO, Ser 2011-3867, Cl FN
1.120%, 04/15/2040 (A)	644	644
FHLMC CMO, Ser 2011-3940, Cl PF
1.120%, 05/15/2040 (A)	2,999	2,996
FHLMC CMO, Ser 2011-3960, Cl JF
1.220%, 04/15/2041 (A)	1,446	1,446
FHLMC CMO, Ser 2012-4048, Cl GF
1.120%, 10/15/2040 (A)	879	868
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/2019	1,875	1,966
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
1.151%, 04/25/2020 (A)	576	576
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.450%, 03/25/2026	1,958	1,961
FNMA
6.000%, 02/01/2023	2,335	2,522
5.000%, 05/01/2019	1,168	1,196
4.506%, 06/01/2019	4,550	4,624
4.500%, 05/01/2024	1,170	1,244
4.383%, 04/01/2021	905	973
4.330%, 04/01/2021	758	816
3.800%, 04/01/2018	1,997	2,026

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.427%, 01/01/2018	$1,418	$ 1,429
3.270%, 10/01/2020	1,029	1,069
FNMA ARM
1.242%, 08/01/2022 (A)	275	275
FNMA CMO, Ser 2004-94, Cl HF
0.739%, 10/25/2034 (A)	1,068	1,071
FNMA CMO, Ser 2005-45, Cl PF
1.028%, 10/25/2034 (A)	2,515	2,509
FNMA CMO, Ser 2005-83, Cl FP
1.108%, 10/25/2035 (A)	2,002	1,994
FNMA CMO, Ser 2007-98, Cl FD
1.228%, 06/25/2037 (A)	870	872
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	56	57
FNMA CMO, Ser 2011-124, Cl DF
1.228%, 08/25/2040 (A)	2,959	2,968
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	72	72
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	2,377	2,424
FNMA CMO, Ser 2012-29, Cl NA
3.500%, 03/25/2042	429	435
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	1,045	1,084
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,200	1,203
FNMA, Ser 2013-M14, Cl FA
1.128%, 08/25/2018 (A)	1,738	1,740
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (A)	1,847	1,882
FNMA, Ser 2014-M6, Cl FA
0.907%, 12/25/2017 (A)	314	314
FNMA, Ser M14, Cl APT
2.505%, 04/25/2023 (A)	2,349	2,356
GNMA ARM
3.000%, 02/20/2041 (A)	427	442
2.250%, 10/20/2042 (A)	728	746
2.000%, 01/20/2042 (A)	1,258	1,299
1.875%, 08/20/2041 (A)	687	707
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	100	103
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	191	194
GNMA CMO, Ser 2012-77, Cl FM
1.440%, 11/16/2039 (A)	2,177	2,200
GNMA, Ser 2011-142, Cl A
2.337%, 10/16/2040	1,249	1,248
GNMA, Ser 2012-109, Cl AB
1.388%, 09/16/2044	860	835
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,389	1,337

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013193, Cl AB
2.000%, 12/16/2049	$291	$ 290

		72,967

Non-Agency Mortgage-Backed Obligations — 6.5%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(B)	1,710	1,732
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(B)	2,832	2,882
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/2032 (A)(B)	3,870	4,078
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.817%, 09/15/2026 (A)(B)	1,790	1,791
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.567%, 06/15/2028 (A)(B)	870	870
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.720%, 08/15/2029 (A)(B)	1,056	1,057
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	935	935
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,305	1,309
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A2
3.161%, 09/10/2046	1,750	1,786
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (B)	4,228	4,241
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	3,276	3,253
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.568%, 03/15/2029 (A)(B)	4,223	4,230
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.567%, 08/13/2027 (A)(B)	320	319
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	1,125	1,151
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	239	239
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
2.170%, 11/15/2033 (A)(B)	5,460	5,508
CSMC Trust, Ser 2014-WIN1, Cl 2A5
3.000%, 09/25/2044 (A)(B)	829	829
CSMC Trust, Ser 2014-WIN1, Cl 1A1
3.000%, 08/25/2029 (A)(B)	3,166	3,193
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (B)	1,987	1,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
1.671%, 10/25/2027 (A)	$1,388	$ 1,390
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (B)	184	189
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	27	28
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
1.221%, 07/25/2034 (A)	615	608
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,536	1,563
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	128	128
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A2
3.046%, 04/15/2047	1,000	1,023
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	688	684
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.733%, 02/15/2048	2,680	2,727
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	1,015	1,011
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CH2
0.891%, 01/25/2037	1,592	1,573
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,333	1,406
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (B)	708	717
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	590	604
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	1,050	1,064
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.670%, 10/15/2029 (A)(B)	1,785	1,783
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.747%, 07/15/2031 (A)(B)	373	374

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.967%, 08/15/2027 (A)(B)	$4,110	$ 4,110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-A5
3.500%, 01/25/2047	2,000	2,045
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
3.000%, 10/25/2029 (A)(B)	2,231	2,257
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(B)	3,106	3,169
JPMorgan Resecuritization Trust Series, Ser 2009-7, Cl 18A1
3.109%, 11/27/2036 (A)(B)	571	573
Korea Development Bank
1.502%, 02/27/2020 (A)	2,800	2,798
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
1.216%, 04/25/2029 (A)	1,087	1,044
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	1,072	1,073
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A2
1.863%, 02/15/2046	921	922
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl A2
2.933%, 03/15/2048	300	306
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 12/15/2047	293	293
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2029 (B)	750	780
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl A3
5.717%, 06/15/2049 (A)	859	861
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl A
2.120%, 06/15/2029 (A)(B)	2,000	2,001
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	1,077	1,080
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	1,076	1,073

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Ser 2015-A, Cl A5
3.500%, 06/20/2045 (A)(B)	$1,598	$ 1,628

		84,275

Total Mortgage-Backed Securities (Cost $157,995) ($ Thousands)		157,242

ASSET-BACKED SECURITIES — 11.8%

Automotive — 5.6%

Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	3,000	3,003
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	2,000	2,000
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl D
2.420%, 05/08/2019	3,070	3,083
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	2,700	2,728
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	1,810	1,811
CarMax Auto Owner Trust, Ser 2013-4, Cl B
1.710%, 07/15/2019	600	601
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.768%, 06/15/2028 (A)(B)	1,980	1,990
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (B)	500	499
Chesapeake Funding, Ser 2015-1A, Cl B
1.726%, 02/07/2027 (A)(B)	1,430	1,419
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A4
1.870%, 02/15/2022 (B)	4,255	4,187
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	119	119
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	90	90
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	267	266
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (B)	1,000	998
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (B)	1,259	1,260
DT Auto Owner Trust 2016-2, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (B)	4,250	4,279
DT Auto Owner Trust, Ser 2015-2A, Cl B
1.880%, 05/15/2019 (B)	48	48

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	$158	$ 158
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	705	704
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	1,500	1,497
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,350	1,351
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.368%, 08/15/2020 (A)	5,250	5,276
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,845	2,847
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)	4,065	4,066
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (B)	1,320	1,315
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	131	131
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.813%, 12/10/2027 (A)(B)	1,355	1,355
Honda Auto Receivables Owner Trust, Ser 2015-2, Cl A3
1.040%, 02/21/2019	1,042	1,041
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	307	307
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A4
1.520%, 06/15/2022	2,310	2,301
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (B)	2,250	2,251
Nissan Auto Lease Trust, Ser 2016-A, Cl A3
1.490%, 03/15/2019	2,000	1,999
Nissan Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.050%, 10/15/2019	526	525
Nissan Auto Receivables Owner Trust, Ser 2015-B, Cl A2B
1.048%, 07/16/2018 (A)	238	238
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	614	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	$3,000	$ 2,964
Prestige Auto Receivables Trust, Ser 2013-1A, Cl B
1.740%, 05/15/2019 (B)	241	241
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A3
1.520%, 04/15/2020 (B)	95	95
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (B)	2,370	2,373
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (B)	2,094	2,095
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (B)	13	13
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	2,985	3,005
Toyota Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.120%, 02/15/2019	498	498
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	597	597
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	339	340
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	558	558
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl B
2.070%, 12/15/2021 (B)	4,100	4,083

		73,218

Credit Cards — 1.3%

Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/2022	4,610	4,560
Chase Issuance Trust, Ser 2007-A12, Cl A12
0.820%, 08/15/2019 (A)	900	900
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.929%, 01/23/2020 (A)	1,970	1,989
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	4,195	4,195

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	$2,000	$ 1,992
Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	1,656	1,656
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.493%, 05/26/2021 (A)(B)	1,000	1,005

		16,297

Mortgage Related Securities — 1.1%

Accredited Mortgage Loan Trust, Ser 2005-3, Cl M1
1.220%, 09/25/2035 (A)	919	910
ACE Securities Home Equity Loan Trust Series, Ser 2006-NC1, Cl A1
0.991%, 12/25/2035 (A)	1,473	1,462
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.491%, 10/25/2034 (A)	765	756
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.028%, 12/25/2035 (A)	1,541	1,514
Asset-Backed Securities Home Equity Loan Trust, Ser 2004-HE6, Cl A2
1.491%, 09/25/2034 (A)	525	522
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.771%, 08/25/2034 (A)	84	85
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
1.341%, 09/25/2034 (A)	142	141
First NLC Trust, Ser 2005-2, Cl M1
1.251%, 09/25/2035 (A)	982	964
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
0.991%, 08/25/2036 (A)	3,019	3,006
New Century Home Equity Loan Trust 2005-2, Ser 2005-2, Cl M2
1.453%, 06/25/2035 (A)	2,000	1,963
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
1.241%, 08/25/2035 (A)	856	851
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.218%, 11/25/2035 (A)	1,750	1,719

		13,893

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Non-Agency Mortgage-Backed Obligations — 0.2%

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 4A
3.030%, 09/25/2034 (A)	$2,346	$ 2,334

Other Asset-Backed Securities — 3.6%

Asset-Backed Pass-Through Certificates Series 2004-R2, Ser 2004-R2, Cl A4
1.558%, 04/25/2034 (A)	1,126	1,110
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	515	523
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019 (B)	526	527
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV3
1.761%, 03/25/2035 (A)	478	477
Countrywide Asset-Backed Certificates, Ser 2004-14, Cl M2
1.581%, 06/25/2035 (A)	594	594
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
1.331%, 12/25/2035 (A)	1,750	1,729
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.701%, 05/25/2035 (A)	2,900	2,869
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
2.046%, 04/25/2035 (A)	1,192	1,172
CWABS Asset-Backed Certificates Trust, Ser 2005-14, Cl 3A3
1.121%, 04/25/2036 (A)	310	310
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
1.461%, 11/25/2035 (A)	1,532	1,520
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.506%, 10/25/2035 (A)	1,297	1,293
FBR Securitization Trust, Ser 2005-2, Cl M1
1.476%, 09/25/2035 (A)	475	472
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.081%, 01/25/2036 (A)	1,695	1,662
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	510	509
John Deere Owner Trust, Ser 2015-A, Cl A3
1.320%, 06/17/2019	2,655	2,655
Kubota Credit Owner Trust, Ser 2014-1A, Cl A3
1.160%, 05/15/2018 (B)	531	531
MMAF Equipment Finance LLC, Ser 2016-AA, Cl A2
1.390%, 12/17/2018 (B)	3,255	3,255

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust 2017-1, Ser 2017-1A, Cl A2
1.520%, 07/26/2066 (A)(B)	$1,600	$ 1,600
Navient Student Loan Trust, Ser 2016-2, Cl A1
1.521%, 06/25/2065 (A)(B)	394	395
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.628%, 06/25/2065 (A)(B)	830	839
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.371%, 10/27/2036 (A)(B)	661	653
Nelnet Student Loan Trust, Ser 2014-2A, Cl A1
1.051%, 06/25/2021 (A)(B)	215	215
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WHQ2, Cl M2
1.716%, 02/25/2035 (A)	728	729
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1
1.401%, 05/25/2035 (A)	492	492
RAMP Trust, Ser 2004-RS12, Cl MII3
2.256%, 12/25/2034 (A)	1,007	999
RAMP Trust, Ser 2006-RZ1, Cl M1
1.171%, 03/25/2036 (A)	1,500	1,482
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
1.091%, 03/25/2036 (A)	2,838	2,804
Securitized Asset-Backed Receivables Trust, Ser 2006-OP1, Cl M1
1.141%, 10/25/2035 (A)	852	835
SLC Student Loan Trust, Ser 2006-1, Cl A5
1.073%, 03/15/2027 (A)	740	731
SLC Student Loan Trust, Ser 2006-2, Cl A5
1.063%, 09/15/2026 (A)	1,062	1,058
SLM Student Loan Trust, Ser 2003-12, Cl A5
1.243%, 09/15/2022 (A)(B)	483	483
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.588%, 04/27/2026 (A)(B)	1,595	1,600
SLM Student Loan Trust, Ser 2004-10, Cl A6B
1.588%, 04/27/2026 (A)(B)	1,367	1,371
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, 01/25/2027 (A)	847	839
SLM Student Loan Trust, Ser 2011-2, Cl A1
1.378%, 11/25/2027 (A)	950	949
SLM Student Loan Trust, Ser 2013-4, Cl A
1.321%, 06/25/2027 (A)	581	568
SLM Student Loan Trust, Ser 2013-5, Cl A2
1.171%, 10/26/2020 (A)	123	123
SLM Student Loan Trust, Ser 2013-6, Cl A2
1.271%, 02/25/2021 (A)	162	162
SLM Student Loan Trust, Ser 2014-1, Cl A2
1.151%, 07/26/2021 (A)	344	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust 2005- HE2, Ser 2005-HE2, Cl M1
1.498%, 07/25/2035 (A)	$1,542	$ 1,485
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
1.831%, 11/25/2034 (A)	1,473	1,461
Structured Asset Investment Loan Trust, Ser 2004-11, Cl A4
1.671%, 01/25/2035 (A)	871	864
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
1.431%, 04/25/2035 (A)	1,191	1,171
Structured Asset Securities, Ser 2005-WF1, Cl A3
1.431%, 02/25/2035 (A)	1,519	1,492

		46,952
Total Asset-Backed Securities (Cost $152,818) ($ Thousands)		152,694

MUNICIPAL BONDS — 6.3%

California — 1.4%
California State, GO
6.200%, 03/01/2019	5,100	5,568
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	995	1,010
San Francisco, City & County Airport Comm-San Francisco International Airport, Ser H, RB
3.396%, 05/01/2019	3,805	3,939
State of California Department of Water Resources Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,875	7,736

		18,253

Colorado — 0.6%
Colorado Housing & Finance Authority, Ser B, RB
1.850%, 05/15/2017	5,710	5,722
Denver, City & County, Ser B, RB
1.825%, 08/01/2019	2,000	2,010

		7,732

Connecticut — 0.1%
Connecticut State, Ser B, GO
2.500%, 08/01/2020	1,560	1,570

Florida — 0.2%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	1,820	1,923

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami Beach, Redevelopment Agency, TA
2.407%, 02/01/2018	$1,000	$ 1,005

		2,928

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,047

Kentucky — 0.4%
Louisville Regional Airport Authority, Ser C, RB
1.906%, 07/01/2018	2,880	2,899
Louisville, Regional Airport Authority, Ser C, RB
1.313%, 07/01/2017	1,640	1,641

		4,540

Louisiana — 0.3%
Louisiana State, Ser C, GO
1.087%, 08/01/2017	4,455	4,453

Maryland — 0.1%
Maryland State, Community Development Administration Housing Revenue, Ser A, RB
1.517%, 03/01/2019	1,000	992

Michigan — 0.6%
Hartland, Consolidated Schools, Ser B, GO, Q-SBLF
1.830%, 05/01/2019	4,250	4,257
Haslett, Public Schools, Ser B, GO, Q-SBLF
1.384%, 05/01/2018	2,050	2,051
Michigan State, Ser A, GO
1.625%, 05/15/2017	1,000	1,002

		7,310

Minnesota — 0.3%
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	4,235	4,249

New Jersey — 0.5%
New Jersey Economic Development Authority
1.802%, 06/15/2017	4,140	4,143
New Jersey Economic Development Authority
1.802%, 06/15/2017 (E)	775	777
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,205	1,182

		6,102

North Carolina — 0.5%
North Carolina Eastern Municipal Power Agency, RB
2.578%, 07/01/2019	2,670	2,702

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Eastern Municipal Power Agency, RB
2.003%, 07/01/2018	$4,075	$ 4,103

		6,805

Ohio — 0.3%
Jobs, Beverage System, Ser B, RB
1.820%, 01/01/2018	2,195	2,203
Ohio State, Build America Bonds, RB
4.168%, 06/15/2018	1,275	1,321

		3,524

Oklahoma — 0.1%
University of Oklahoma, Ser D, RB
2.349%, 07/01/2020	1,815	1,824

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, Sub-Ser B, RB
2.024%, 12/01/2020	4,680	4,582

Washington — 0.4%
Public Utility District No 1 of Franklin County, Ser B, RB
1.980%, 09/01/2021	1,000	977
1.590%, 09/01/2019	1,200	1,186
WBRP 3.2, Ser B, RB
1.485%, 03/01/2018	2,725	2,728

		4,891

Total Municipal Bonds (Cost $81,115) ($ Thousands)		80,802

COMMERCIAL PAPER (D)(F) — 1.1%

Nissan Motor Acceptance Corp
0.821%, 03/17/2017 (B)(D)	5,000	4,998
Schlumberger Holdings
0.951%, 03/17/2017 (B)(D)	9,500	9,496

Total Commercial Paper (Cost $14,494) ($ Thousands)		14,494

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Limited Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.3%
Province of Quebec Canada MTN
1.172%, 09/04/2018 (A)	$3,585	$ 3,587

Total Sovereign Debt (Cost $3,577) ($ Thousands)		3,587

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	4,975,255	4,975

Total Cash Equivalent (Cost $4,975) ($ Thousands)		4,975

Total Investments — 100.1% (Cost $1,299,196) ($ Thousands) @		$ 1,296,784

Percentages are based on Net Assets of $1,296,012 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $205,596 ($ Thousands), representing 15.9% of the Net Assets of the Fund.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Security is escrowed to maturity.
(F)	Securities are held in connection with a letter of credit issued by a major bank.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,299,196 ($ Thousands), and the unrealized appreciation and depreciation were $1,886 ($ Thousands) and ($4,298) ($ Thousands), respectively.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$478,280	$–	$478,280
U.S. Treasury Obligations	–	404,710	–	404,710
Mortgage-Backed Securities	–	157,242	–	157,242
Asset-Backed Securities	–	152,694	–	152,694
Municipal Bonds	–	80,802	–	80,802
Sovereign Debt	–	3,587	–	3,587
Commercial Paper	–	14,494	–	14,494
Cash Equivalent	4,975	–	–	4,975

Total Investments in Securities	$4,975	$1,291,809	$–	$1,296,784

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 539,110	$ (534,135)	$ 4,975	$ 32

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 88.4%‡‡
Consumer Discretionary — 5.9%
21st Century Fox America
8.150%, 10/17/2036	$40	$56
6.900%, 08/15/2039	2,170	2,783
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,561	4,516
American Honda Finance
2.125%, 10/10/2018	2,825	2,850
American Honda Finance MTN
1.200%, 07/12/2019	6,290	6,211
BMW US Capital LLC (A)
2.800%, 04/11/2026	2,855	2,767
1.500%, 04/11/2019	1,970	1,959
Charter Communications Operating LLC
4.464%, 07/23/2022	1,185	1,244
Comcast
6.950%, 08/15/2037	2,580	3,490
5.650%, 06/15/2035	200	238
4.200%, 08/15/2034	3,700	3,795
3.375%, 02/15/2025	6,550	6,608
3.300%, 02/01/2027	1,635	1,627
3.150%, 03/01/2026	2,560	2,522
2.350%, 01/15/2027	5,000	4,595
1.625%, 01/15/2022	920	883
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,353
Darden Restaurants
6.800%, 10/15/2037	1,570	1,870
Discovery Communications LLC
6.350%, 06/01/2040	1,460	1,557
Ford Motor Credit LLC
2.551%, 10/05/2018	655	660
General Motors
4.875%, 10/02/2023	1,150	1,234
General Motors Financial
5.250%, 03/01/2026	670	726
Home Depot
5.875%, 12/16/2036	1,489	1,904
4.400%, 04/01/2021	1,050	1,143
4.400%, 03/15/2045	840	904
3.500%, 09/15/2056	2,280	2,036
3.350%, 09/15/2025	825	853
2.000%, 04/01/2021	1,280	1,274
Lowe’s
3.375%, 09/15/2025	1,670	1,711
NVR
3.950%, 09/15/2022	665	688
QVC
4.375%, 03/15/2023	1,345	1,359
Target
6.500%, 10/15/2037	1,750	2,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 04/15/2046	$965	$881
2.900%, 01/15/2022	1,475	1,505
2.500%, 04/15/2026	1,420	1,339
Time Warner
3.800%, 02/15/2027	1,280	1,266
Time Warner Entertainment
8.375%, 07/15/2033	797	1,071
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,484
1.550%, 07/13/2018	3,130	3,132
1.450%, 01/12/2018	4,345	4,350
Viacom
5.625%, 09/15/2019	2,200	2,370
Volkswagen Group of America Finance LLC (A)
2.450%, 11/20/2019	1,280	1,282
1.250%, 05/23/2017	2,175	2,174
		90,599

Consumer Staples — 8.0%
Altria Group
9.950%, 11/10/2038	1,708	2,894
9.250%, 08/06/2019	2,182	2,565
4.750%, 05/05/2021	1,000	1,087
2.625%, 09/16/2026	1,605	1,527
Anheuser-Busch InBev Finance
4.700%, 02/01/2036	7,901	8,497
3.650%, 02/01/2026	8,030	8,169
3.300%, 02/01/2023	4,375	4,471
2.650%, 02/01/2021	2,860	2,892
Anheuser-Busch LLC
5.000%, 03/01/2019	1,000	1,061
BAT International Finance (A)
2.750%, 06/15/2020	4,455	4,488
1.850%, 06/15/2018	2,880	2,880
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,056
Bowdoin College
4.693%, 07/01/2112	2,056	1,888
Coca-Cola
1.550%, 09/01/2021	3,160	3,090
CVS Pass-Through Trust (A)
8.353%, 07/10/2031	2,358	3,063
7.507%, 01/10/2032	1,662	2,074
Dr Pepper Snapple Group
3.130%, 12/15/2023	2,445	2,456
Hershey
2.300%, 08/15/2026	4,700	4,428
Japan Tobacco
2.100%, 07/23/2018 (A)	3,587	3,602
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,665	1,823

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Institute of Technology
5.600%, 07/01/2111	$3,235	$4,035
Molson Coors Brewing
2.100%, 07/15/2021	2,085	2,040
Novartis Capital
3.100%, 05/17/2027	1,545	1,548
3.000%, 11/20/2025	3,240	3,248
PepsiCo
3.450%, 10/06/2046	2,030	1,856
3.125%, 11/01/2020	4,115	4,284
1.700%, 10/06/2021	1,945	1,897
1.500%, 02/22/2019	1,235	1,235
1.250%, 04/30/2018	2,840	2,840
Philip Morris International
4.500%, 03/20/2042	1,445	1,498
3.875%, 08/21/2042	350	333
2.000%, 02/21/2020	3,055	3,047
Reynolds American
8.125%, 05/01/2040	980	1,303
Roche Holdings
2.875%, 09/29/2021 (A)	3,950	4,032
Sanofi
1.250%, 04/10/2018	3,585	3,584
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	890	872
1.900%, 09/23/2019	3,180	3,156
Toledo Hospital
4.982%, 11/15/2045	2,180	2,431
University of Southern California
5.250%, 10/01/2111	3,250	3,776
Walgreens Boots Alliance
1.750%, 05/30/2018	3,320	3,327
Wal-Mart Stores
4.300%, 04/22/2044	80	85
2.550%, 04/11/2023	5,970	5,971
Wesleyan University
4.781%, 07/01/2116	2,040	1,964
		123,373

Energy — 6.9%
Anadarko Petroleum
6.450%, 09/15/2036	1,995	2,417
4.475%, 10/10/2036 (B)	12,000	4,875
Apache
6.900%, 09/15/2018	620	667
BP Capital Markets
3.723%, 11/28/2028	2,159	2,191
3.216%, 11/28/2023	1,460	1,465
British Transco Finance
6.625%, 06/01/2018	1,765	1,872
Chevron
2.895%, 03/03/2024	4,315	4,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.344%, 11/09/2017	$2,945	$2,948
Columbia Pipeline Group
2.450%, 06/01/2018	3,075	3,092
Conoco Funding
6.950%, 04/15/2029	847	1,091
ConocoPhillips
6.500%, 02/01/2039	1,365	1,718
4.200%, 03/15/2021	3,385	3,599
2.400%, 12/15/2022	3,000	2,928
1.939%, 05/15/2022 (C)	3,955	3,975
Devon Financing
7.875%, 09/30/2031	1,761	2,304
Energy Transfer Partners
5.150%, 03/15/2045	670	653
4.650%, 06/01/2021	2,982	3,162
EnLink Midstream Partners
4.150%, 06/01/2025	1,125	1,124
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,406
EOG Resources
2.450%, 04/01/2020	1,780	1,794
Exxon Mobil
4.114%, 03/01/2046	3,368	3,505
3.043%, 03/01/2026	1,985	1,983
Kinder Morgan
5.550%, 06/01/2045	1,260	1,330
MPLX
5.200%, 03/01/2047	1,175	1,196
4.500%, 07/15/2023	750	787
4.125%, 03/01/2027	3,450	3,472
Occidental Petroleum
4.400%, 04/15/2046	2,005	2,053
Petroleos Mexicanos MTN
6.750%, 09/21/2047	990	980
5.625%, 01/23/2046	4,220	3,666
Petroleos Mexicanos
5.375%, 03/13/2022 (A)	1,165	1,219
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,480	1,669
5.750%, 05/15/2024	1,625	1,799
Schlumberger Holdings (A)
4.000%, 12/21/2025	1,500	1,578
3.000%, 12/21/2020	2,562	2,619
Shell International Finance
6.375%, 12/15/2038	1,230	1,613
4.125%, 05/11/2035	2,145	2,208
4.000%, 05/10/2046	3,115	3,038
3.625%, 08/21/2042	676	620
3.400%, 08/12/2023	5,525	5,695
1.375%, 05/10/2019	4,380	4,350
Spectra Energy Partners
3.375%, 10/15/2026	1,450	1,399

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
8.375%, 06/15/2032	$535	$684
TransCanada PipeLines
6.100%, 06/01/2040	1,435	1,796
Transcanada Trust
5.875%, 08/15/2076 (C)	1,565	1,682
Valero Energy
10.500%, 03/15/2039	1,668	2,529
Williams Partners
5.800%, 11/15/2043	710	771
3.600%, 03/15/2022	1,540	1,569

		106,406

Financials — 29.4%
ABN AMRO Bank
2.100%, 01/18/2019 (A)	4,340	4,348
AIA Group MTN
3.200%, 03/11/2025 (A)	3,600	3,526
American Express Credit MTN
2.375%, 03/24/2017	2,370	2,372
American International Group
4.500%, 07/16/2044	635	621
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,600
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	4,001
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,715	1,752
Bank of America MTN
5.000%, 01/21/2044	580	641
3.824%, 01/20/2028 (C)	2,045	2,061
3.248%, 10/21/2027	5,890	5,651
Bank of America
6.000%, 10/15/2036	345	428
Bank of Montreal MTN
2.100%, 12/12/2019	1,155	1,158
1.900%, 08/27/2021	1,865	1,821
1.500%, 07/18/2019	2,977	2,943
Bank of New York Mellon MTN
2.600%, 08/17/2020	3,745	3,795
2.300%, 09/11/2019	1,650	1,668
2.200%, 08/16/2023	2,025	1,943
2.150%, 02/24/2020	2,825	2,840
Barclays
4.337%, 01/10/2028	4,000	4,044
3.684%, 01/10/2023	880	888
BB&T
4.900%, 06/30/2017	880	889
Berkshire Hathaway
3.125%, 03/15/2026	3,978	3,997
2.750%, 03/15/2023	1,490	1,496
1.184%, 08/06/2018 (C)	1,190	1,191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
1.700%, 03/15/2019	$3,565	$3,580
Blackstone Holdings Finance (A)
5.000%, 06/15/2044	1,920	1,977
4.450%, 07/15/2045	3,345	3,198
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,852
2.850%, 04/01/2021	4,242	4,314
Capital One
2.250%, 09/13/2021	2,050	2,015
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	1,182	1,198
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	4,012	4,014
CDP Financial (A)
5.600%, 11/25/2039	700	877
4.400%, 11/25/2019	3,790	4,040
Charles Schwab
4.450%, 07/22/2020	1,720	1,846
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,217
2.875%, 11/03/2022	3,805	3,847
2.300%, 11/03/2020	3,790	3,807
Citigroup
5.500%, 09/13/2025	690	760
4.450%, 09/29/2027	2,950	3,021
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
3.950%, 11/09/2022	6,538	6,715
Credit Suisse Group
4.282%, 01/09/2028 (A)	2,700	2,710
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	890	921
Credit Suisse NY
3.000%, 10/29/2021	2,955	2,988
Farmers Exchange Capital III
5.454%, 10/15/2054 (A)(C)	1,750	1,741
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,621
2.300%, 03/15/2019	4,150	4,190
Fifth Third Bank MTN
2.150%, 08/20/2018	4,000	4,030
Goldman Sachs Group
6.750%, 10/01/2037	1,175	1,466
6.345%, 02/15/2034	2,585	3,121
6.250%, 02/01/2041	3,150	3,977
6.150%, 04/01/2018	1,030	1,079
5.750%, 01/24/2022	1,300	1,463
5.150%, 05/22/2045	1,015	1,082
4.750%, 10/21/2045	1,590	1,693
3.850%, 01/26/2027	4,240	4,286
3.500%, 01/23/2025	1,785	1,788

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 11/16/2026	$3,818	$3,761
3.000%, 04/26/2022	4,738	4,745
2.625%, 04/25/2021	2,570	2,571
2.600%, 04/23/2020	2,270	2,286
2.350%, 11/15/2021	3,235	3,170
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,172	1,295
5.375%, 03/15/2020	2,140	2,323
4.800%, 07/08/2044	2,995	3,230
2.789%, 10/28/2027 (C)	2,805	2,880
HSBC Bank PLC
7.650%, 05/01/2025	2,515	3,062
HSBC Bank USA
5.875%, 11/01/2034	1,990	2,360
4.875%, 08/24/2020	4,199	4,488
HSBC Finance
6.676%, 01/15/2021	430	487
HSBC Holdings
3.900%, 05/25/2026	935	947
2.650%, 01/05/2022	2,425	2,392
Huntington National Bank
2.200%, 11/06/2018	2,225	2,236
1.700%, 02/26/2018	2,750	2,755
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	600	595
Infinity Property & Casualty
5.000%, 09/19/2022	2,075	2,132
Intercontinental Exchange
2.750%, 12/01/2020	4,570	4,648
JPMorgan Chase
6.400%, 05/15/2038	3,135	4,092
6.000%, 10/01/2017	6,735	6,911
6.000%, 01/15/2018	3,929	4,081
4.950%, 06/01/2045	945	1,017
4.625%, 05/10/2021	710	754
4.500%, 01/24/2022	5,741	6,209
3.875%, 09/10/2024	1,660	1,696
3.782%, 02/01/2028 (C)	3,125	3,172
3.300%, 04/01/2026	1,740	1,719
3.250%, 09/23/2022	2,919	2,980
3.200%, 06/15/2026	2,850	2,782
2.700%, 05/18/2023	3,005	2,947
JPMorgan Chase MTN
2.295%, 08/15/2021	1,885	1,864
KeyBank
2.350%, 03/08/2019	3,120	3,149
1.700%, 06/01/2018	2,230	2,236
KFW
2.125%, 01/17/2023	2,810	2,782
1.000%, 09/07/2018	2,725	2,710
KFW MTN
1.500%, 04/20/2020	2,925	2,898

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance III
5.125%, 06/01/2044 (A)	$5,941	$5,898
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	3,220	3,220
Macquarie Group MTN
4.875%, 08/10/2017 (A)	2,890	2,929
MetLife
10.750%, 08/01/2039	880	1,368
4.050%, 03/01/2045	1,250	1,219
3.000%, 03/01/2025	2,500	2,476
Metropolitan Life Global Funding I
2.300%, 04/10/2019 (A)	3,500	3,533
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	4,965	5,009
Moody’s
2.750%, 12/15/2021	820	820
Morgan Stanley
4.375%, 01/22/2047	2,590	2,633
3.625%, 01/20/2027	6,755	6,730
2.800%, 06/16/2020	2,980	3,023
2.650%, 01/27/2020	2,900	2,933
Morgan Stanley MTN
7.300%, 05/13/2019	1,905	2,115
6.375%, 07/24/2042	1,990	2,553
5.625%, 09/23/2019	1,020	1,106
4.350%, 09/08/2026	160	165
4.300%, 01/27/2045	1,210	1,218
4.000%, 07/23/2025	2,345	2,428
3.750%, 02/25/2023	2,817	2,913
2.500%, 01/24/2019	1,860	1,878
2.500%, 04/21/2021	5,950	5,924
2.450%, 02/01/2019	1,280	1,292
2.443%, 10/24/2023 (C)	4,015	4,100
MUFG Americas Holdings
3.000%, 02/10/2025	3,595	3,486
National Rural Utilities Cooperative Finance
4.750%, 04/30/2043 (C)	2,056	2,098
4.023%, 11/01/2032	3,395	3,558
Nationwide Building Society
4.000%, 09/14/2026 (A)	1,865	1,802
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	5,000	4,928
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,485
Nordea Bank MTN
1.625%, 05/15/2018 (A)	2,460	2,458
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,215	1,882
PNC Bank
3.300%, 10/30/2024	1,840	1,866
2.250%, 07/02/2019	945	953
1.950%, 03/04/2019	2,135	2,141

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Bank MTN
2.150%, 04/29/2021	$4,880	$4,833
1.600%, 06/01/2018	3,810	3,812
Pricoa Global Funding I
2.200%, 06/03/2021 (A)	2,925	2,882
Principal Life Global Funding II
2.375%, 11/21/2021 (A)	3,000	2,970
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,955
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,185
2.125%, 03/02/2020	2,455	2,453
Royal Bank of Scotland Group
3.875%, 09/12/2023	2,500	2,469
S&P Global
3.300%, 08/14/2020	2,543	2,600
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (A)	3,000	3,000
SunTrust Bank
2.250%, 01/31/2020	2,755	2,765
SunTrust Banks
2.900%, 03/03/2021	1,800	1,824
Teachers Insurance & Annuity Association of America (A)
6.850%, 12/16/2039	120	159
4.900%, 09/15/2044	1,685	1,847
TIAA Asset Management Finance LLC
2.950%, 11/01/2019 (A)	2,955	3,012
Toronto-Dominion Bank
3.625%, 09/15/2031 (C)	5,195	5,118
Travelers
3.750%, 05/15/2046	3,040	2,910
UBS MTN
1.800%, 03/26/2018	3,500	3,507
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	1,405	1,432
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,134
2.625%, 01/24/2022	2,184	2,197
US Bank
2.125%, 10/28/2019	2,420	2,437
USF&G Capital III
8.312%, 07/01/2046 (A)	585	759
Validus Holdings
8.875%, 01/26/2040	1,370	1,917
Visa
2.800%, 12/14/2022	2,400	2,433
2.200%, 12/14/2020	2,215	2,233
WEA Finance LLC
3.750%, 09/17/2024 (A)	3,382	3,438
Wells Fargo MTN
4.900%, 11/17/2045	1,235	1,310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 12/07/2046	$3,143	$3,279
4.400%, 06/14/2046	2,835	2,790
2.150%, 01/30/2020	5,955	5,979
Wells Fargo
3.069%, 01/24/2023	3,550	3,567
3.000%, 04/22/2026	2,672	2,581
2.500%, 03/04/2021	2,885	2,889
2.150%, 01/15/2019	8,916	8,988
Westpac Banking
4.625%, 06/01/2018	3,466	3,587
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A)(C)	1,420	1,423
		453,284

Health Care – 6.8%
AbbVie
2.500%, 05/14/2020	1,000	1,006
Aetna
3.200%, 06/15/2026	2,354	2,374
2.750%, 11/15/2022	3,095	3,101
1.900%, 06/07/2019	3,770	3,800
Amgen
4.400%, 05/01/2045	295	289
Anthem
3.300%, 01/15/2023	670	676
AstraZeneca
6.450%, 09/15/2037	1,070	1,405
2.375%, 11/16/2020	2,350	2,354
Coventry Health Care
5.950%, 03/15/2017	3,550	3,556
5.450%, 06/15/2021	1,480	1,651
Dignity Health
2.637%, 11/01/2019	4,364	4,398
Express Scripts Holding
4.800%, 07/15/2046	295	287
Gilead Sciences
4.750%, 03/01/2046	1,565	1,627
4.150%, 03/01/2047	640	614
4.000%, 09/01/2036	1,285	1,238
3.250%, 09/01/2022	2,340	2,395
2.950%, 03/01/2027	2,400	2,298
2.550%, 09/01/2020	6,220	6,284
2.050%, 04/01/2019	4,100	4,119
Johnson & Johnson
3.625%, 03/03/2037	2,545	2,539
MEDNAX
5.250%, 12/01/2023 (A)	1,285	1,328
Medtronic
4.625%, 03/15/2045	1,164	1,263
4.375%, 03/15/2035	3,671	3,901
3.150%, 03/15/2022	2,285	2,353
2.500%, 03/15/2020	7,810	7,929

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.500%, 03/15/2018	$2,900	$2,905
Merck
2.750%, 02/10/2025	765	759
2.350%, 02/10/2022	2,855	2,855
1.850%, 02/10/2020	3,010	3,020
Mylan
5.250%, 06/15/2046	2,570	2,576
3.950%, 06/15/2026	1,815	1,773
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,350	2,254
Perrigo
5.300%, 11/15/2043	1,060	1,090
4.000%, 11/15/2023	1,380	1,406
Pfizer
3.000%, 12/15/2026	3,020	2,994
Pharmacia
6.600%, 12/01/2028	1,000	1,300
Stryker
2.000%, 03/08/2019	2,725	2,737
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	2,380	2,203
2.800%, 07/21/2023	1,580	1,500
2.200%, 07/21/2021	2,395	2,308
UnitedHealth Group
4.700%, 02/15/2021	4,360	4,742
4.625%, 07/15/2035	695	769
4.200%, 01/15/2047	705	729
1.400%, 12/15/2017	4,420	4,423

		105,128

Industrials – 9.6%
3M MTN
3.125%, 09/19/2046	2,155	1,942
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	3,958	4,225
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,520	1,520
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	2,455	2,381
American Airlines, Pass-Through Trust, Ser 2016-2, Cl A
3.650%, 06/15/2028	1,700	1,680
Aviation Capital Group
2.875%, 01/20/2022 (A)	2,055	2,046
BAE Systems
5.800%, 10/11/2041 (A)	3,940	4,522
Boeing
2.500%, 03/01/2025	1,440	1,403
1.875%, 06/15/2023	4,085	3,910

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe
6.150%, 05/01/2037	$1,550	$2,004
Burlington Northern Santa Fe LLC
5.650%, 05/01/2017	1,700	1,713
4.550%, 09/01/2044	3,100	3,352
Caterpillar
4.750%, 05/15/2064	675	736
3.803%, 08/15/2042	1,115	1,088
3.400%, 05/15/2024	3,050	3,167
Caterpillar Financial Services MTN
1.350%, 05/18/2019	1,030	1,021
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	4,132	4,276
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	3,568	3,738
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,472	1,509
Ecopetrol
4.125%, 01/16/2025	1,035	1,003
Embraer Netherlands Finance BV
5.400%, 02/01/2027	1,125	1,166
Fortive
2.350%, 06/15/2021 (A)	1,475	1,460
GE Capital International Funding Unlimited
4.418%, 11/15/2035	6,806	7,290
2.342%, 11/15/2020	7,076	7,135
General Dynamics
1.875%, 08/15/2023	2,365	2,256
General Electric
5.250%, 12/06/2017	2,920	3,011
5.000%, 12/29/2049 (C)	1,988	2,095
4.500%, 03/11/2044	3,245	3,528
4.125%, 10/09/2042	1,810	1,880
Harris
1.999%, 04/27/2018	885	887
Illinois Tool Works
2.650%, 11/15/2026	6,148	5,949
John Deere Capital MTN
2.800%, 03/04/2021	6,120	6,227
2.450%, 09/11/2020	2,431	2,456
1.650%, 10/15/2018	2,315	2,318
John Deere Capital
2.550%, 01/08/2021	2,500	2,528
Johnson Controls International
5.125%, 09/14/2045	1,370	1,536
Norfolk Southern
6.000%, 05/23/2111	4,499	5,385
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	4,034

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.650%, 08/11/2021	$1,200	$1,160
1.600%, 03/15/2017	164	164
1.200%, 08/12/2019	1,425	1,405
1.100%, 06/06/2017	3,680	3,679
Parker-Hannifin
3.250%, 03/01/2027 (A)	1,640	1,652
Raytheon
7.200%, 08/15/2027	1,055	1,416
6.400%, 12/15/2018	1,365	1,481
2.500%, 12/15/2022	4,525	4,531
Roper Technologies
2.800%, 12/15/2021	690	692
Siemens Financieringsmaatschappij (A)
4.400%, 05/27/2045	2,000	2,134
2.900%, 05/27/2022	2,210	2,241
1.700%, 09/15/2021	3,095	3,007
Snap-on
3.250%, 03/01/2027	2,979	3,018
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	716	783
Union Pacific
4.050%, 03/01/2046	3,225	3,332
Union Pacific Railroad 2006 Pass-Through Trust
5.866%, 07/02/2030	1,709	1,922
United Technologies
4.500%, 06/01/2042	2,315	2,485
3.750%, 11/01/2046	1,620	1,554
3.100%, 06/01/2022	2,785	2,866
		147,899

Information Technology — 6.3%
Apple
4.650%, 02/23/2046	2,195	2,387
4.500%, 02/23/2036	1,875	2,037
3.850%, 08/04/2046	1,845	1,778
3.350%, 02/09/2027	1,315	1,337
3.250%, 02/23/2026	1,745	1,771
3.000%, 02/09/2024	5,740	5,804
2.850%, 05/06/2021	2,187	2,243
2.450%, 08/04/2026	1,055	1,000
1.550%, 02/07/2020	4,000	3,971
Applied Materials
2.625%, 10/01/2020	2,312	2,351
Broadcom (A)
3.625%, 01/15/2024	3,055	3,089
3.000%, 01/15/2022	2,250	2,250
Cisco Systems
2.200%, 02/28/2021	3,245	3,252
2.200%, 09/20/2023	3,190	3,089

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamond 1 Finance (A)
8.350%, 07/15/2046	$2,235	$2,915
6.020%, 06/15/2026	845	929
Hewlett Packard Enterprise
6.200%, 10/15/2035	2,085	2,213
Intel
4.900%, 07/29/2045	2,795	3,184
Mastercard
2.950%, 11/21/2026	1,530	1,530
Microsoft
4.250%, 02/06/2047	665	688
4.100%, 02/06/2037	8,133	8,432
3.700%, 08/08/2046	2,511	2,376
3.500%, 02/12/2035	1,015	982
3.450%, 08/08/2036	830	794
3.300%, 02/06/2027	5,220	5,325
3.125%, 11/03/2025	2,483	2,493
2.875%, 02/06/2024	2,380	2,396
2.400%, 08/08/2026	6,750	6,414
2.000%, 08/08/2023	3,785	3,641
Oracle
6.125%, 07/08/2039	1,000	1,272
4.300%, 07/08/2034	2,620	2,768
4.000%, 07/15/2046	790	770
2.650%, 07/15/2026	1,375	1,320
2.500%, 05/15/2022	4,700	4,700
2.400%, 09/15/2023	3,025	2,959
1.900%, 09/15/2021	2,260	2,220
Seagate HDD Cayman
4.750%, 06/01/2023	970	970
		97,650

Materials — 0.8%
Albemarle
4.150%, 12/01/2024	1,830	1,905
Barrick North America Finance LLC
5.750%, 05/01/2043	1,760	2,069
4.400%, 05/30/2021	810	870
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(C)	680	778
Georgia-Pacific LLC
8.875%, 05/15/2031	1,506	2,272
LyondellBassell
5.000%, 04/15/2019	1,200	1,269
Praxair
3.200%, 01/30/2026	1,525	1,553
WestRock MWV LLC
7.375%, 09/01/2019	930	1,044
		11,760

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 2.1%
American Tower Trust I
3.070%, 03/15/2023 (A)	$4,900	$4,900
Crown Castle Towers LLC
6.113%, 01/15/2020 (A)	4,235	4,620
Federal Realty Investment Trust
3.625%, 08/01/2046	1,735	1,529
Kimco Realty
2.700%, 03/01/2024	1,945	1,869
Regency Centers
4.400%, 02/01/2047	1,255	1,256
Simon Property Group
6.750%, 02/01/2040	470	631
4.375%, 03/01/2021	2,300	2,463
4.250%, 11/30/2046	1,864	1,861
2.500%, 07/15/2021	2,330	2,336
2.200%, 02/01/2019	6,720	6,774
Ventas Realty
3.125%, 06/15/2023	1,385	1,365
WP Carey
4.600%, 04/01/2024	2,670	2,764
		32,368

Telecommunication Services — 2.7%
America Movil
6.125%, 03/30/2040	1,015	1,190
3.125%, 07/16/2022	6,280	6,254
AT&T
5.250%, 03/01/2037	1,695	1,749
4.550%, 03/09/2049	984	886
4.250%, 03/01/2027	2,065	2,100
3.465%, 11/27/2022 (A)(B)	8,000	6,439
Mauritius Investment
6.500%, 10/13/2026 (A)	725	741
SES
3.600%, 04/04/2023 (A)	5,399	5,297
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	1,750	1,550
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	5,036	5,055
Telefonos de Mexico
5.500%, 11/15/2019	2,855	3,094
Verizon Communications
5.150%, 09/15/2023	1,160	1,275
5.012%, 08/21/2054	1,342	1,293
4.862%, 08/21/2046	793	773
4.672%, 03/15/2055	1,470	1,338
4.522%, 09/15/2048	2,629	2,414
		41,448

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 9.9%
Alabama Power
2.450%, 03/30/2022	$2,000	$1,998
Ameren Illinois
6.125%, 11/15/2017	1,450	1,497
2.700%, 09/01/2022	2,000	2,011
Berkshire Hathaway Energy
2.000%, 11/15/2018	4,470	4,484
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,467
Commonwealth Edison
4.000%, 08/01/2020	35	37
Connecticut Light & Power
5.650%, 05/01/2018	2,775	2,907
Consolidated Edison
2.000%, 03/15/2020	1,600	1,603
Dominion Resources
5.250%, 08/01/2033	3,531	3,860
1.600%, 08/15/2019	1,970	1,946
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,053
3.900%, 06/15/2021	200	212
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,677
Duke Energy Indiana LLC
6.350%, 08/15/2038	270	357
4.900%, 07/15/2043	220	246
Duke Energy Progress LLC
4.200%, 08/15/2045	3,150	3,265
4.100%, 05/15/2042	753	765
3.000%, 09/15/2021	3,745	3,844
2.800%, 05/15/2022	4,400	4,476
Edison International
2.950%, 03/15/2023	1,655	1,661
Electricite de France (A)
4.950%, 10/13/2045	1,695	1,736
4.750%, 10/13/2035	720	737
2.150%, 01/22/2019	4,000	4,012
Emera US Finance
4.750%, 06/15/2046	945	973
Entergy Mississippi
2.850%, 06/01/2028	2,885	2,763
Exelon
3.950%, 06/15/2025	1,846	1,902
Florida Power & Light
5.960%, 04/01/2039	120	155
5.690%, 03/01/2040	1,621	2,055
5.125%, 06/01/2041	187	218
4.125%, 02/01/2042	2,670	2,780
Georgia Power
4.300%, 03/15/2043	3,540	3,638
1.950%, 12/01/2018	6,179	6,211

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Great Plains Energy
5.292%, 06/15/2022 (D)	$1,090	$1,185
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	2,420	2,547
Kansas City Power & Light
7.150%, 04/01/2019	3,880	4,273
Kentucky Utilities
5.125%, 11/01/2040	265	312
MidAmerican Energy
2.400%, 03/15/2019	2,420	2,450
NextEra Energy Capital Holdings
1.586%, 06/01/2017	890	891
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,026
Northern States Power
7.125%, 07/01/2025	3,220	4,133
Oglethorpe Power
5.375%, 11/01/2040	1,420	1,614
4.250%, 04/01/2046	1,065	1,031
4.200%, 12/01/2042	150	145
Oncor Electric Delivery
5.300%, 06/01/2042	2,635	3,154
Oncor Electric Delivery LLC
3.750%, 04/01/2045	2,640	2,546
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,760
3.750%, 02/15/2024	1,985	2,082
PacifiCorp
6.000%, 01/15/2039	3,885	5,018
2.950%, 06/01/2023	3,930	3,963
PECO Energy
4.800%, 10/15/2043	3,075	3,446
1.700%, 09/15/2021	900	879
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,206
Public Service of Colorado
6.250%, 09/01/2037	190	248
Public Service of Oklahoma
6.625%, 11/15/2037	900	1,162
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,220
3.600%, 09/01/2023	1,224	1,289
3.000%, 08/15/2021	2,470	2,542
South Carolina Electric & Gas
6.050%, 01/15/2038	930	1,160
5.450%, 02/01/2041	2,980	3,531
Southern California Edison
3.875%, 06/01/2021	8,795	9,339
1.845%, 02/01/2022	3,904	3,852
Southern California Gas
3.750%, 09/15/2042	155	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Electric
6.700%, 02/01/2019	$5,035	$5,490
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,183
2.950%, 11/15/2026	435	426

		152,802

Total Corporate Obligations
(Cost $1,367,037) ($ Thousands)		1,362,717

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds
2.875%, 11/15/2046	5,625	5,516
2.500%, 05/15/2046	1,565	1,416
2.250%, 08/15/2046	14,420	12,332
U.S. Treasury Notes
2.250%, 02/15/2027	2,810	2,783
2.125%, 02/29/2024	4,125	4,109
2.000%, 11/15/2026	1,320	1,277
1.875%, 01/31/2022	19,300	19,286
1.875%, 02/28/2022	1,575	1,575
1.625%, 02/15/2026	3,966	3,731
1.375%, 02/15/2020	2,825	2,817
1.125%, 01/31/2019	1,135	1,133

Total U.S. Treasury Obligations
(Cost $55,443) ($ Thousands)		55,975

SOVEREIGN DEBT — 2.7%
Asian Development Bank MTN
1.500%, 01/22/2020	2,450	2,438
1.000%, 08/16/2019	2,405	2,368
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	2,780	2,777
European Investment Bank MTN
2.250%, 03/15/2022	2,970	2,969
1.875%, 03/15/2019	5,875	5,914
1.375%, 06/15/2020	3,110	3,052
1.250%, 05/15/2019	6,030	5,980
Export-Import Bank of Korea
2.750%, 01/25/2022	3,045	3,046
Inter-American Development Bank MTN
1.750%, 10/15/2019	3,655	3,666
International Bank for Reconstruction & Development
1.375%, 04/10/2018	5,210	5,217
International Finance MTN
1.750%, 09/04/2018	3,860	3,884
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	336

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
4.500%, 10/26/2046 (A)	$580	$569

Total Sovereign Debt
(Cost $42,416) ($ Thousands)		42,216

MUNICIPAL BONDS — 2.7%
California — 0.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,760	2,435
Bay Area, Toll Authority, Build America Project, Ser S1-SUB, RB
6.793%, 04/01/2030	1,222	1,504
California State, Build America Project, GO
7.550%, 04/01/2039	3,185	4,722
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	550	810
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	2,812
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	158
University of California, Build America Project, RB
5.770%, 05/15/2043	1,350	1,678

		14,119

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	1,390	1,401

Georgia — 0.6%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	3,512	4,074
6.637%, 04/01/2057	4,414	5,517

		9,591

Illinois — 0.1%
Illinois State, GO
5.100%, 06/01/2033	1,700	1,577

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 0.2%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	$2,970	$3,107
Kentucky — 0.1%
Kentucky State, Asset/Liability Commission, RB
3.165%, 04/01/2018	1,141	1,148

Massachusetts — 0.0%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	100	117
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	80	103

		220

New Jersey — 0.5%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
0.000%, 02/15/2020 (B)	4,500	4,091
New Jersey State, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,553

		7,644

New York — 0.1%
New York City, Build America Project, GO
6.271%, 12/01/2037	200	268
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	770	801
Port Authority of New York & New Jersey, Ser 181, RB
4.960%, 08/01/2046	155	178

		1,247

Texas — 0.1%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	530	633
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	227
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	693

		1,553

Total Municipal Bonds
(Cost $41,557) ($ Thousands)		41,607

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate Duration Credit Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	33,230,367	$33,230

Total Cash Equivalent
(Cost $33,230) ($ Thousands)		33,230

Total Investments — 99.6%
(Cost $1,539,683) ($ Thousands) @		$1,535,745

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(225)	Jun-2007	$(114)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,541,790 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2017.

†	Investment in Affiliated Security.

‡‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $192,526 ($ Thousands), representing 12.5% of the Net Assets of the Fund.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2017. The coupon on a step bond changes on a specified date.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,539,683 ($ Thousands), and the unrealized appreciation and depreciation were $12,642 ($ Thousands) and ($16,580) ($ Thousands), respectively.

AGM— Assured Guaranty Municipal

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,362,717	$–	$1,362,717
U.S. Treasury Obligations	–	55,975	–	55,975
Sovereign Debt	–	42,216	–	42,216
Municipal Bonds	–	41,607	–	41,607
Cash Equivalent	33,230	–	–	33,230

Total Investments in Securities	$33,230	$1,502,515	$–	$1,535,745

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(114)	$—	$—	$(114)

Total Other Financial Instruments	$(114)	$—	$—	$(114)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended February 28, 2017 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 2/28/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 476,678	$ (443,448)	$ 33,230	$ 6

Totals	$ —	$ 476,678	$ (443,448)	$ 33,230	$ 6

Amounts designated as “—” are $0 or have been rounded to $0.	For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.3%

Consumer Discretionary – 11.8%
Adient *	370	$ 25
Advance Auto Parts	8,500	1,331
Amazon.com *	44,700	37,773
AutoNation *	8,500	390
AutoZone *	3,300	2,431
Bed Bath & Beyond	17,100	691
Best Buy	32,100	1,417
BorgWarner	23,500	991
Carmax *	21,800	1,407
Carnival, Cl A	46,600	2,607
CBS, Cl B	44,043	2,903
Charter Communications, Cl A *	24,400	7,883
Chipotle Mexican Grill, Cl A *	3,400	1,424
Coach	32,300	1,230
Comcast, Cl A	542,700	20,308
Darden Restaurants	13,200	986
Delphi Automotive	30,000	2,284
Discovery Communications, Cl A *	18,600	535
Discovery Communications, Cl C *	26,800	752
Dollar General	28,100	2,052
Dollar Tree *	26,284	2,015
DR Horton	39,200	1,254
Expedia	13,500	1,607
Foot Locker	14,800	1,120
Ford Motor	444,300	5,567
Gap	26,100	648
Garmin	14,100	728
General Motors	157,900	5,817
Genuine Parts	16,351	1,565
Goodyear Tire & Rubber	27,900	978
H&R Block	21,800	448
Hanesbrands	41,400	828
Harley-Davidson	21,100	1,190
Harman International Industries	8,400	938
Hasbro	12,400	1,201
Home Depot	138,732	20,104
Interpublic Group	46,500	1,121
Kohl’s	18,800	801
L Brands	26,000	1,368
Leggett & Platt	14,400	708
Lennar, Cl A	22,000	1,073
LKQ *	33,600	1,061
Lowe’s	98,800	7,348
Macy’s	33,900	1,126
Marriott International, Cl A	35,620	3,099
Mattel	39,200	1,009
McDonald’s	94,100	12,012
Michael Kors Holdings *	17,500	639
Mohawk Industries *	7,228	1,636
NetFlix *	48,800	6,936
Newell Brands	55,599	2,726

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News	14,100	$ 186
News, Cl A	46,700	599
NIKE, Cl B	152,100	8,694
Nordstrom	13,800	644
Omnicom Group	27,200	2,315
O’Reilly Automotive *	10,700	2,907
Priceline Group *	5,600	9,655
PulteGroup	36,400	803
PVH	9,300	852
Ralph Lauren, Cl A	6,500	516
Ross Stores	45,500	3,120
Royal Caribbean Cruises	19,200	1,845
Scripps Networks Interactive, Cl A	11,300	913
Signet Jewelers	8,400	534
Staples	69,900	628
Starbucks	165,100	9,389
Target	64,100	3,767
TEGNA	23,600	605
Tiffany	11,500	1,056
Time Warner	87,700	8,613
TJX	73,200	5,742
Tractor Supply	14,700	1,042
TripAdvisor *	13,400	556
Twenty-First Century Fox, Cl A	121,400	3,632
Twenty-First Century Fox, Cl B	55,700	1,635
Ulta Salon Cosmetics & Fragrance *	6,900	1,887
Under Armour, Cl A *	21,900	452
Under Armour, Cl C *	22,336	415
Urban Outfitters *	10,300	268
VF	36,400	1,909
Viacom, Cl B	39,700	1,725
Walt Disney	166,762	18,359
Whirlpool	8,200	1,464
Wyndham Worldwide	11,500	957
Wynn Resorts	9,500	913
Yum! Brands	39,100	2,554

		279,242

Consumer Staples – 9.2%
Altria Group	222,200	16,647
Archer-Daniels-Midland	66,600	3,128
Brown-Forman, Cl B	19,500	951
Campbell Soup	22,400	1,329
Church & Dwight	29,500	1,470
Clorox	14,700	2,011
Coca-Cola	442,100	18,551
Colgate-Palmolive	101,000	7,371
ConAgra Foods	47,100	1,941
Constellation Brands, Cl A	20,400	3,240
Costco Wholesale	49,500	8,770
Coty, Cl A	52,579	987
CVS Health	121,200	9,766

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dr. Pepper Snapple Group	20,450	$ 1,911
Estee Lauder, Cl A	24,900	2,063
General Mills	66,200	3,997
Hershey	15,400	1,669
Hormel Foods	31,200	1,100
JM Smucker	12,982	1,840
Kellogg	29,200	2,163
Kimberly-Clark	40,200	5,329
Kraft Heinz	67,866	6,210
Kroger	106,500	3,387
McCormick	13,100	1,289
Mead Johnson Nutrition, Cl A	20,800	1,826
Molson Coors Brewing, Cl B	20,600	2,068
Mondelez International, Cl A	175,800	7,721
Monster Beverage *	45,720	1,895
PepsiCo	163,362	18,032
Philip Morris International	176,700	19,322
Procter & Gamble	304,436	27,725
Reynolds American	94,242	5,803
Sysco	58,200	3,068
Tyson Foods, Cl A	32,800	2,052
Walgreens Boots Alliance	97,800	8,448
Wal-Mart Stores	170,555	12,097
Whole Foods Market	37,000	1,135

		218,312

Energy – 6.5%
Anadarko Petroleum	63,800	4,125
Apache	42,300	2,225
Baker Hughes	48,100	2,899
Cabot Oil & Gas	52,700	1,154
Chesapeake Energy *	91,100	497
Chevron	214,800	24,165
Cimarex Energy	10,800	1,358
Concho Resources *	16,700	2,212
ConocoPhillips	139,300	6,627
Devon Energy	60,400	2,619
Enbridge	3,956	166
EOG Resources	66,000	6,401
EQT	19,800	1,186
Exxon Mobil	471,500	38,342
Halliburton	98,400	5,260
Helmerich & Payne	12,700	868
Hess	29,900	1,538
Kinder Morgan	215,077	4,583
Marathon Oil	96,700	1,547
Marathon Petroleum	59,610	2,957
Murphy Oil	17,300	489
National Oilwell Varco	42,800	1,730
Newfield Exploration *	22,400	817
Noble Energy	46,900	1,708
Occidental Petroleum	86,900	5,696

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONEOK	24,300	$ 1,313
Phillips 66	50,800	3,972
Pioneer Natural Resources	19,000	3,533
Range Resources	22,200	613
Schlumberger	157,537	12,660
Southwestern Energy *	56,900	427
TechnipFMC *	53,100	1,716
Tesoro	13,000	1,108
Transocean *	47,600	658
Valero Energy	51,400	3,493
Williams	92,000	2,607

		153,269

Financials – 14.2%
Affiliated Managers Group	5,900	991
Aflac	46,800	3,386
Allstate	41,500	3,410
American Express	88,000	7,045
American International Group	110,800	7,082
Ameriprise Financial	17,600	2,314
Aon	29,700	3,435
Arthur J Gallagher	19,400	1,105
Assurant	5,900	584
Bank of America	1,149,500	28,370
Bank of New York Mellon	120,700	5,690
BB&T	92,900	4,480
Berkshire Hathaway, Cl B *	215,900	37,010
BlackRock, Cl A	13,741	5,324
Capital One Financial	55,000	5,162
CBOE Holdings	10,400	812
Charles Schwab	135,700	5,484
Chubb	53,226	7,354
Cincinnati Financial	17,100	1,248
Citigroup	324,500	19,408
Citizens Financial Group	57,900	2,164
CME Group, Cl A	38,300	4,652
Comerica	20,200	1,440
Discover Financial Services	45,400	3,230
E*TRADE Financial *	30,000	1,035
Fifth Third Bancorp	84,700	2,324
Franklin Resources	37,900	1,631
Goldman Sachs Group	41,900	10,394
Hartford Financial Services Group	43,900	2,146
Huntington Bancshares	121,400	1,717
Intercontinental Exchange	66,445	3,796
Invesco	44,800	1,442
JPMorgan Chase	406,900	36,873
KeyCorp	120,299	2,258
Leucadia National	38,500	1,025
Lincoln National	25,000	1,754
Loews	30,500	1,433
M&T Bank	17,321	2,892

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marsh & McLennan	58,900	$ 4,328
MetLife	123,600	6,482
Moody’s	18,447	2,054
Morgan Stanley	163,900	7,485
Nasdaq	12,300	875
Navient	32,100	495
Northern Trust	24,200	2,114
People’s United Financial	34,100	655
PNC Financial Services Group	54,700	6,959
Principal Financial Group	30,500	1,907
Progressive	65,600	2,570
Prudential Financial	49,000	5,416
Regions Financial	139,600	2,132
S&P Global	29,200	3,780
SunTrust Banks	54,600	3,248
Synchrony Financial	90,611	3,284
T. Rowe Price Group	27,800	1,980
Torchmark	12,300	954
Travelers	31,700	3,875
Unum Group	26,100	1,274
US Bancorp	181,200	9,966
Wells Fargo	514,100	29,756
Willis Towers Watson	14,695	1,887
XL Group	31,400	1,271
Zions Bancorporation	22,900	1,028

		337,675

Health Care – 13.7%
Abbott Laboratories	196,639	8,864
AbbVie	184,600	11,416
Aetna	39,518	5,088
Agilent Technologies	37,800	1,939
Alexion Pharmaceuticals *	25,000	3,281
Allergan	42,500	10,405
AmerisourceBergen	18,261	1,671
Amgen	84,100	14,846
Anthem	29,500	4,862
Baxter International	56,438	2,874
Becton Dickinson	24,277	4,444
Biogen *	24,700	7,128
Boston Scientific *	152,600	3,746
Bristol-Myers Squibb	190,000	10,775
C.R. Bard	8,400	2,060
Cardinal Health	35,900	2,921
Celgene *	87,900	10,857
Centene *	19,700	1,389
Cerner *	34,000	1,871
Cigna	29,300	4,363
Cooper	5,500	1,095
Danaher	69,300	5,929
DaVita HealthCare Partners *	18,500	1,284
DENTSPLY SIRONA	25,200	1,601

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edwards Lifesciences *	23,700	$ 2,229
Eli Lilly	110,300	9,134
Endo International *	22,700	310
Envision Healthcare *	12,997	910
Express Scripts Holding *	69,500	4,910
Gilead Sciences	149,656	10,548
HCA Holdings *	33,300	2,905
Henry Schein *	9,300	1,596
Hologic *	32,000	1,299
Humana	17,200	3,633
Idexx Laboratories *	10,000	1,449
Illumina *	16,400	2,745
Incyte *	19,900	2,649
Intuitive Surgical *	4,500	3,317
Johnson & Johnson	309,300	37,800
Laboratory Corp of America Holdings *	12,054	1,715
Mallinckrodt *	12,200	640
McKesson	23,700	3,558
Medtronic	156,555	12,667
Merck	313,900	20,677
Mettler Toledo International *	3,000	1,429
Mylan *	51,500	2,155
Patterson	8,900	405
PerkinElmer	12,000	651
Perrigo	16,400	1,226
Pfizer	690,596	23,563
Quest Diagnostics	15,300	1,491
Regeneron Pharmaceuticals *	8,700	3,249
Stryker	35,500	4,564
Thermo Fisher Scientific	45,200	7,127
UnitedHealth Group	108,400	17,927
Universal Health Services, Cl B	10,400	1,306
Varian Medical Systems *	10,400	872
Vertex Pharmaceuticals *	27,500	2,492
Waters *	9,500	1,472
Zimmer Biomet Holdings	22,600	2,646
Zoetis, Cl A	56,667	3,021

		324,996

Industrials – 9.9%
3M	68,100	12,690
Acuity Brands	5,000	1,056
Alaska Air Group	13,700	1,340
Allegion	11,333	823
American Airlines Group	57,400	2,661
Ametek	26,800	1,446
Arconic	50,266	1,447
Boeing	65,200	11,751
C.H. Robinson Worldwide	16,500	1,326
Caterpillar	66,700	6,447
Cintas	9,600	1,133
CSX	105,300	5,113

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins	17,400	$ 2,584
Deere	32,500	3,558
Delta Air Lines	84,700	4,229
Dover	17,000	1,362
Dun & Bradstreet	4,500	475
Eaton	51,801	3,729
Emerson Electric	73,400	4,411
Equifax	13,400	1,757
Expeditors International of Washington	19,900	1,122
Fastenal	33,200	1,661
FedEx	27,949	5,394
Flowserve	14,000	650
Fluor	15,200	842
Fortive	34,250	1,975
Fortune Brands Home & Security	16,900	977
General Dynamics	32,800	6,226
General Electric	1,006,192	29,995
Honeywell International	86,400	10,757
Illinois Tool Works	36,256	4,786
Ingersoll-Rand	28,900	2,294
Jacobs Engineering Group	14,700	829
JB Hunt Transport Services	9,700	952
Johnson Controls International	106,904	4,484
Kansas City Southern	12,500	1,108
L3 Technologies	8,600	1,448
Lockheed Martin	28,624	7,631
Masco	36,300	1,226
Nielsen Holdings	38,200	1,695
Norfolk Southern	33,400	4,042
Northrop Grumman	19,800	4,892
Paccar	40,400	2,699
Parker Hannifin	15,200	2,354
Pentair	19,346	1,123
Quanta Services *	16,600	620
Raytheon	33,700	5,195
Republic Services, Cl A	27,100	1,679
Robert Half International	14,100	680
Rockwell Automation	14,200	2,146
Rockwell Collins	14,400	1,376
Roper Technologies	11,300	2,364
Ryder System	6,200	472
Snap-on	6,400	1,086
Southwest Airlines	70,500	4,075
Stanley Black & Decker	17,100	2,174
Stericycle *	10,000	829
Textron	29,800	1,410
TransDigm Group	5,700	1,449
Union Pacific	93,700	10,114
United Continental Holdings *	31,900	2,363
United Parcel Service, Cl B	78,800	8,334
United Rentals *	10,000	1,280
United Technologies	86,800	9,769

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verisk Analytics, Cl A *	17,600	$ 1,459
Waste Management	46,600	3,417
WW Grainger	6,200	1,537
Xylem	20,800	1,001

		235,329

Information Technology – 21.0%
Accenture, Cl A	70,600	8,648
Activision Blizzard	78,500	3,543
Adobe Systems *	56,700	6,710
Akamai Technologies *	20,000	1,252
Alliance Data Systems	6,600	1,604
Alphabet, Cl A *	33,645	28,428
Alphabet, Cl C *	33,722	27,760
Amphenol, Cl A	35,600	2,464
Analog Devices	35,500	2,908
Apple	605,800	82,989
Applied Materials	123,600	4,477
Autodesk *	22,300	1,924
Automatic Data Processing	51,400	5,275
Broadcom, Cl A	45,093	9,511
CA	34,600	1,117
Cisco Systems	571,600	19,537
Citrix Systems *	17,800	1,405
Cognizant Technology Solutions, Cl A *	69,800	4,137
Corning	109,500	3,023
CSRA	14,500	432
eBay *	119,000	4,034
Electronic Arts *	34,800	3,010
F5 Networks *	7,500	1,075
Facebook, Cl A *	266,200	36,081
Fidelity National Information Services	37,700	3,102
First Solar *	9,700	351
Fiserv *	24,400	2,816
FLIR Systems	13,700	503
Global Payments	17,712	1,411
Harris	13,600	1,495
Hewlett Packard Enterprise	190,200	4,340
HP	192,600	3,345
Intel	539,600	19,533
International Business Machines	97,858	17,597
Intuit	28,000	3,512
Juniper Networks	44,200	1,238
Kla-Tencor	17,900	1,613
Lam Research	18,087	2,144
Linear Technology	27,300	1,763
LogMeIn	1	–
MasterCard, Cl A	107,800	11,908
Microchip Technology	23,600	1,711
Micron Technology *	118,900	2,787
Microsoft	883,600	56,533
Motorola Solutions	19,067	1,506

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetApp	32,400	$ 1,355
Nvidia	60,600	6,150
Oracle	339,300	14,451
Paychex	37,200	2,285
PayPal Holdings *	128,800	5,410
Qorvo *	15,200	1,005
QUALCOMM	167,300	9,449
Red Hat *	19,900	1,648
Salesforce.com *	71,700	5,833
Seagate Technology	32,100	1,547
Skyworks Solutions	21,400	2,029
Symantec	69,800	1,994
TE Connectivity	40,100	2,986
Teradata *	14,700	457
Texas Instruments	114,200	8,750
Total System Services	19,300	1,051
VeriSign *	9,600	792
Visa, Cl A	212,700	18,705
Western Digital	33,003	2,537
Western Union	55,100	1,082
Xerox	100,300	746
Xilinx	29,000	1,706
Yahoo! *	100,300	4,580

		497,100

Materials – 2.7%
Air Products & Chemicals	24,600	3,456
Albemarle	12,400	1,259
Avery Dennison	10,400	839
Ball	19,000	1,397
CF Industries Holdings	25,000	785
Dow Chemical	127,600	7,944
E.I. du Pont de Nemours	99,000	7,775
Eastman Chemical	16,100	1,292
Ecolab	30,000	3,719
FMC	15,900	916
Freeport-McMoRan, Cl B *	145,500	1,950
International Flavors & Fragrances	8,800	1,106
International Paper	46,600	2,456
LyondellBasell Industries, Cl A	38,300	3,494
Martin Marietta Materials	7,200	1,555
Monsanto	50,000	5,692
Mosaic	40,800	1,273
Newmont Mining	59,400	2,034
Nucor	35,900	2,246
PPG Industries	30,400	3,114
Praxair	32,764	3,889
Sealed Air	21,900	1,018
Sherwin-Williams	9,075	2,800
Vulcan Materials	14,500	1,749

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WestRock	27,341	$ 1,469

		65,227

Real Estate – 2.8%
American Tower, Cl A ‡	48,547	5,573
Apartment Investment & Management, Cl A ‡	17,600	819
AvalonBay Communities ‡	15,900	2,922
Boston Properties ‡	17,200	2,391
CBRE Group, Cl A *	35,000	1,247
Crown Castle International ‡	41,300	3,863
Digital Realty Trust ‡	18,300	1,976
Equinix ‡	7,957	2,992
Equity Residential ‡	40,700	2,567
Essex Property Trust ‡	7,400	1,737
Extra Space Storage ‡	14,600	1,156
Federal Realty Investment Trust ‡	8,200	1,154
Four Corners Property Trust ‡	1	–
GGP	65,700	1,633
HCP ‡	52,400	1,718
Host Hotels & Resorts ‡	80,785	1,453
Iron Mountain ‡	27,671	1,006
Kimco Realty ‡	48,200	1,169
Macerich ‡	14,000	943
Mid-America Apartment Communities ‡	12,600	1,294
Prologis ‡	59,000	3,012
Public Storage ‡	16,700	3,799
Realty Income ‡	29,300	1,796
Simon Property Group ‡	35,700	6,583
SL Green Realty ‡	11,000	1,240
UDR ‡	31,000	1,132
Ventas ‡	39,600	2,576
Vornado Realty Trust ‡	19,900	2,186
Welltower ‡	40,200	2,829
Weyerhaeuser ‡	86,327	2,911

		65,677

Telecommunication Services – 2.4%
AT&T	698,516	29,191
CenturyLink	62,000	1,504
Frontier Communications	130,800	383
Level 3 Communications *	33,800	1,935
Verizon Communications	464,000	23,029

		56,042

Utilities – 3.1%
AES	77,600	894
Alliant Energy	25,100	991
Ameren	26,400	1,444
American Electric Power	56,700	3,797
American Water Works	19,400	1,513
CenterPoint Energy	46,600	1,273
CMS Energy	32,100	1,429

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consolidated Edison	34,400	$ 2,650
Dominion Resources	71,600	5,559
DTE Energy	20,200	2,048
Duke Energy	77,430	6,392
Edison International	36,300	2,895
Entergy	20,400	1,564
Eversource Energy	35,600	2,088
Exelon	105,600	3,877
FirstEnergy	47,800	1,550
NextEra Energy	53,100	6,956
NiSource	37,600	899
NRG Energy	35,100	581
PG&E	58,300	3,892
Pinnacle West Capital	13,100	1,077
PPL	75,300	2,777
Public Service Enterprise Group	56,600	2,602
SCANA	16,500	1,144
Sempra Energy	28,700	3,165
Southern	111,600	5,672
WEC Energy Group	36,562	2,204
Xcel Energy	56,900	2,487

		73,420

Total Common Stock
(Cost $1,567,998) ($ Thousands)		2,306,289

EXCHANGE TRADED FUND – 0.3%
SPDR S&P 500 ETF Trust	33,451	7,910

Total Exchange Traded Fund
(Cost $5,997) ($ Thousands)		7,910

	Number of Rights
RIGHTS – 0.0%
Safeway - PDC * ‡‡	21,800	1

Safeway CVR – Casa Ley * ‡‡	21,800	22

Total Rights
(Cost $ – ) ($ Thousands)		23

Total Investments – 97.6%
(Cost $1,573,995) ($ Thousands) @		$ 2,314,222

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTION(A) – 0.0%
April 2017, S&P 500 Index Put, Expires 04/21/2017, Strike Price 2,180*	982	$ 692

Total Purchased Option
(Cost $1,996) ($ Thousands)		692

WRITTEN OPTION(A) – 0.0%
April 2017, S&P 500 Index Put, Expires 04/21/2017 Strike Price 2,070*	(982)	(311)

Total Written Option
(Premiums Received $950) ($ Thousands)		$ (311)

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	(519)	Mar-2017	$(2,350)
Topix Index	865	Mar-2017	4,007

			$1,657

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Dynamic Asset Allocation Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

04/10/17	USD	267	SGD	376	$2
04/10/17	USD	305	EUR	282	(5)
04/10/17	USD	400	TWD	12,400	6
04/10/17	USD	411	CAD	533	(8)
04/10/17	USD	455	JPY	50,971	1
04/10/17	USD	4,832	KRW	5,560,000	99
04/10/17-04/10/17	CAD	63,155	USD	48,198	493
04/10/17-04/10/17	SGD	84,133	USD	59,080	(1,116)
04/10/17-04/10/17	EUR	225,449	USD	235,770	(4,239)
04/10/17	INR	250,000	USD	3,672	(62)
04/10/17	USD	351,517	INR	24,185,069	9,731
04/10/17	TWD	1,848,200	USD	59,003	(1,538)
04/10/17-04/10/17	JPY	2,096,088	USD	18,030	(742)
04/10/17-04/10/17	KRW	276,521,130	USD	228,626	(16,634)
04/20/17	MXN	3,858	USD	192	1
04/20/17	MXN	39,000	USD	1,862	(75)
04/20/17	USD	45,962	MXN	989,000	3,143
01/09/18	SAR	448,164	USD	118,392	(879)

					$(11,822)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	$(474,523)	$483,313	$8,790
Bank of Montreal	(45,775)	46,263	488
Citigroup	(46,267)	49,405	3,138
Goldman Sachs	(232,052)	227,317	(4,735)
HSBC	(455)	456	1
JPMorgan Chase Bank	(3,648)	3,652	4
Morgan Stanley	(287,610)	270,115	(17,495)
Societe Generale	(11,599)	11,535	(64)
Standard Chartered	(26,037)	25,384	(653)
UBS	(69,954)	68,808	(1,146)
Westpac Banking	(3,845)	3,695	(150)

			$(11,822)

For the period ended February 28, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,370,857 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

‡‡ Expiration date unavailable.

(A)	For the period ended February 28, 2017, the total amount of open purchased options and written options as presented in the Consolidated Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $1,573,995 ($ Thousands), and the unrealized appreciation and depreciation were $776,088 ($ Thousands) and $(35,861) ($ Thousands), respectively.

CAD – Canadian Dollar

Cl – Class

CVR – Contingent Value Right

ETF – Exchange Traded Fund

EUR – Euro

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

PDC – Property Development Centers

S&P – Standard & Poor’s

SAR – Saudi Riyal

SGD – Singapore Dollar

SPDR – Standard & Poor’s Depository Receipt

TWD – Taiwan Dollar

USD – United States Dollar

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,306,289	$–	$–	$2,306,289
Exchange Traded Fund	7,910		–	7,910
Rights	–	23	–	23

Total Investments in Securities	$2,314,199	$23	$–	$2,314,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$692	$–	$–	$692
Written Options	(311)	–	–	(311)
Futures Contracts *
Unrealized Appreciation	4,007	–	–	4,007
Unrealized Depreciation	(2,350)	–	–	(2,350)
Forwards Contracts *
Unrealized Appreciation	–	13,476	–	13,476
Unrealized Depreciation	–	(25,298)	–	(25,298)

Total Other Financial Instruments	$2,038	$(11,822)	$–	$(9,784)

* Futures contracts and forwards contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 67.2%
U.S. Treasury Bills(A)
0.531%, 05/11/2017	$31,830	$ 31,799
0.461%, 03/02/2017	81,300	81,299
0.456%, 04/20/2017	16,640	16,629
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019	12,627	15,042
1.375%, 01/15/2020	36,763	43,465
1.250%, 07/15/2020	37,292	43,909
1.125%, 01/15/2021	4,935	5,758
0.625%, 07/15/2021	95,059	106,093
0.125%, 04/15/2019	66,391	69,749
0.125%, 04/15/2020	54,224	56,957
0.125%, 01/15/2022	30,280	32,678

Total U.S. Treasury Obligations (Cost $499,337) ($ Thousands)		503,378

	Shares

COMMON STOCK — 27.2%

Consumer Staples — 6.8%
Altria Group	47,628	3,568
Andersons	522	21
Archer-Daniels-Midland	14,073	661
Avon Products *	14,772	65
B&G Foods, Cl A	2,122	90
Blue Buffalo Pet Products *	2,200	54
Boston Beer, Cl A *	150	24
Brown-Forman, Cl A	1,472	73
Brown-Forman, Cl B	4,522	220
Bunge	3,550	291
Calavo Growers	350	20
Cal-Maine Foods	550	21
Campbell Soup	4,850	288
Casey’s General Stores	1,122	129
Central Garden and Pet, Cl A *	622	20
Church & Dwight	6,672	333
Clorox	3,300	451
Coca-Cola	95,472	4,006
Coca-Cola Bottling	120	21
Colgate-Palmolive	21,572	1,574
ConAgra Foods	11,100	457
Constellation Brands, Cl A	4,050	643
Costco Wholesale	10,750	1,905
Coty, Cl A	11,900	223
CVS Health	26,600	2,143
Darling International *	5,500	72
Dean Foods	3,228	59
Dr. Pepper Snapple Group	4,600	430
Edgewell Personal Care *	1,622	120
Energizer Holdings	1,400	77
Estee Lauder, Cl A	5,472	453
Flowers Foods	4,750	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fresh Del Monte Produce	1,028	$ 59
General Mills	14,872	898
Hain Celestial Group *	2,922	103
Herbalife *	2,172	123
Hershey	3,550	385
Hormel Foods	6,700	236
HRG Group *	4,222	78
Ingles Markets, Cl A	421	20
Ingredion	2,000	242
J&J Snack Foods	573	77
JM Smucker	2,900	411
Kellogg	6,250	463
Kimberly-Clark	9,050	1,200
Kraft Heinz	15,072	1,379
Kroger	24,400	776
Lamb Weston Holdings	3,850	151
Lancaster Colony	550	72
McCormick	2,972	292
Mead Johnson Nutrition, Cl A	4,722	415
Molson Coors Brewing, Cl B	4,150	417
Mondelez International, Cl A	37,900	1,665
Monster Beverage *	10,972	455
Nu Skin Enterprises, Cl A	1,628	81
PepsiCo	35,400	3,907
Performance Food Group *	850	20
Philip Morris International	37,650	4,117
Pilgrim’s Pride	1,022	21
Pinnacle Foods	3,150	180
Post Holdings *	1,928	158
PriceSmart	800	71
Procter & Gamble	63,022	5,739
Reynolds American	20,150	1,241
Rite Aid *	27,000	162
Sanderson Farms	528	50
Seaboard	5	18
Snyder’s-Lance	2,450	97
SpartanNash	1,378	48
Spectrum Brands Holdings	850	115
Sprouts Farmers Market *	4,072	75
SUPERVALU *	5,272	20
Sysco	13,078	689
Tootsie Roll Industries	550	22
TreeHouse Foods *	1,473	125
Tyson Foods, Cl A	7,200	450
United Natural Foods *	1,650	71
Universal	778	53
US Foods Holding *	773	21
Vector Group	4,100	93
Walgreens Boots Alliance	21,350	1,844
Wal-Mart Stores	37,273	2,644
WD-40	273	30
Weis Markets	300	18

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WhiteWave Foods, Cl A *	4,600	$ 253
Whole Foods Market	8,472	260

		51,213

Energy — 6.8%
Anadarko Petroleum	19,072	1,233
Antero Resources *	6,400	153
Apache	13,272	698
Archrock	1,550	21
Atwood Oceanics	2,887	30
Baker Hughes	14,650	883
Cabot Oil & Gas, Cl A	16,072	352
Callon Petroleum *	6,872	87
Carrizo Oil & Gas *	2,600	85
Cheniere Energy *	6,922	333
Chesapeake Energy *	22,972	125
Chevron	62,642	7,047
Cimarex Energy	3,200	402
Clayton Williams Energy *	171	23
Concho Resources *	4,800	636
ConocoPhillips	41,772	1,987
CONSOL Energy	8,450	132
Continental Resources *	3,073	139
Delek US Holdings	3,022	73
Denbury Resources *	17,228	47
Devon Energy	18,000	780
Diamond Offshore Drilling *	2,528	43
Diamondback Energy *	3,100	313
Dril-Quip *	1,200	74
Energen *	3,379	177
Ensco, Cl A	11,922	116
EOG Resources	18,322	1,777
EQT	5,922	355
Exterran *	723	22
Extraction Oil & Gas *	1,223	22
Exxon Mobil	140,372	11,415
Fairmount Santrol Holdings *	2,150	20
Forum Energy Technologies *	1,223	27
Golar LNG	4,272	117
Green Plains Renewable Energy	900	23
Gulfport Energy *	6,422	111
Halliburton	28,850	1,542
Helix Energy Solutions Group *	3,022	25
Helmerich & Payne	3,372	231
Hess	9,750	502
HollyFrontier	5,872	172
Kinder Morgan	65,350	1,393
Kosmos Energy *	3,472	21
Laredo Petroleum Holdings *	5,872	81
Marathon Oil	29,250	468
Marathon Petroleum	17,650	875
Matador Resources *	3,800	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matrix Service *	1,250	$ 20
McDermott International *	11,250	83
Murphy Oil	5,850	165
Nabors Industries	10,250	150
National Oilwell Varco	12,672	512
Natural Gas Services Group *	600	16
Newfield Exploration *	7,250	264
Noble	10,800	72
Noble Energy	14,772	538
Nordic American Tankers	2,872	23
Oasis Petroleum *	8,200	116
Occidental Petroleum	25,850	1,694
Oceaneering International	3,872	110
Oil States International *	1,972	73
ONEOK	7,172	388
Parsley Energy, Cl A *	6,372	194
Patterson-UTI Energy	5,172	143
PBF Energy, Cl A	4,250	104
PDC Energy *	2,050	139
PHI *	9,500	138
Phillips 66	15,050	1,177
Pioneer Natural Resources	5,428	1,009
QEP Resources *	9,800	135
Range Resources	7,172	198
Rice Energy *	5,822	109
Rowan, Cl A *	4,600	83
RPC	1,072	21
RSP Permian *	3,528	139
Schlumberger	46,472	3,734
SEACOR Holdings *	400	28
Seadrill *	10,350	18
SemGroup, Cl A	2,800	98
SM Energy	3,772	93
Southwestern Energy *	17,450	131
Superior Energy Services	6,922	114
Synergy Resources *	8,700	71
Targa Resources	6,000	339
Tesoro	4,000	341
Transocean *	11,750	162
Unit *	1,072	29
US Silica Holdings	2,722	138
Valero Energy	15,778	1,072
Weatherford International *	36,750	208
Western Refining	2,900	106
Whiting Petroleum *	8,050	87
Williams	25,650	727
World Fuel Services	2,572	93
WPX Energy *	14,450	186

		50,867

Financials — 0.0%
Empire State Realty Trust, Cl A ‡	3,572	78

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Howard Hughes *	1,000	$ 116
Medical Properties Trust ‡	6,622	89
Realogy Holdings	3,523	98

		381

Health Care — 5.4%
Abbott Laboratories	21,672	977
AbbVie	20,772	1,285
ABIOMED *	623	74
Acadia Healthcare *	600	27
ACADIA Pharmaceuticals *	800	31
Aetna	4,050	521
Agilent Technologies	4,550	233
Akorn *	972	20
Alere *	723	28
Alexion Pharmaceuticals *	2,900	381
Align Technology *	1,200	123
Alkermes *	2,250	127
Allergan	4,250	1,041
Allscripts Healthcare Solutions *	1,722	21
Alnylam Pharmaceuticals *	650	34
AmerisourceBergen	2,172	199
Amgen	9,528	1,682
AMN Healthcare Services *	500	21
Anthem	3,078	507
athenahealth *	323	38
Baxter International	6,228	317
Becton Dickinson	2,722	498
Biogen *	2,804	809
BioMarin Pharmaceutical *	2,750	258
Bio-Rad Laboratories, Cl A *	400	78
Bio-Techne	450	48
Bioverativ *	1,922	100
Bluebird Bio *	300	26
Boston Scientific *	17,572	431
Bristol-Myers Squibb	21,000	1,191
Brookdale Senior Living, Cl A *	1,623	23
Bruker	900	22
C.R. Bard	1,071	263
Cambrex *	350	20
Cantel Medical	300	25
Cardinal Health	4,272	348
Catalent *	900	26
Celgene *	9,600	1,186
Centene *	2,400	169
Cerner *	3,922	216
Charles River Laboratories International *	1,200	104
Chemed	171	31
Cigna	3,200	476
Clovis Oncology *	350	20
Cooper	700	139
Danaher	7,472	639

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DaVita HealthCare Partners *	2,523	$ 175
DENTSPLY SIRONA	3,200	203
DexCom *	1,300	102
Edwards Lifesciences *	2,772	261
Eli Lilly	12,322	1,020
Endo International *	3,000	41
Envision Healthcare *	1,822	128
Exact Sciences *	1,122	24
Exelixis *	3,500	75
Express Scripts Holding *	7,826	553
Gilead Sciences	16,828	1,186
Globus Medical, Cl A *	700	19
Haemonetics *	572	21
Halyard Health *	500	20
HCA Holdings *	3,950	345
HealthEquity *	500	22
HealthSouth	822	35
Henry Schein *	1,200	206
Hill-Rom Holdings	1,222	81
HMS Holdings *	1,122	21
Hologic *	4,150	168
Horizon Pharma *	1,472	24
Humana	1,950	412
ICU Medical *	150	23
Idexx Laboratories *	1,322	192
Illumina *	1,750	293
INC Research Holdings, Cl A *	1,027	45
Incyte *	2,200	293
Insulet *	522	23
Integra LifeSciences Holdings *	572	24
Intercept Pharmaceuticals *	222	28
Intuitive Surgical *	502	370
Ionis Pharmaceuticals *	1,772	88
Ironwood Pharmaceuticals, Cl A *	1,272	22
Johnson & Johnson	33,900	4,143
Kite Pharma *	500	35
Laboratory Corp of America Holdings *	1,650	235
LifePoint Hospitals *	400	26
Ligand Pharmaceuticals *	222	23
Magellan Health Services *	578	40
Mallinckrodt *	1,550	81
Masimo *	800	72
McKesson	2,822	424
Medicines *	650	34
Medidata Solutions *	471	26
MEDNAX *	1,673	119
Medtronic	17,622	1,426
Merck	34,850	2,296
Mettler Toledo International *	360	171
Molina Healthcare *	450	22
Mylan *	6,050	253
Nektar Therapeutics, Cl A *	1,600	21

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Neogen *	373	$ 24
Neurocrine Biosciences *	872	39
Nevro *	222	21
NuVasive *	1,100	82
NxStage Medical *	700	20
Omnicell *	550	21
OPKO Health *	2,750	23
Owens & Minor	650	23
PAREXEL International *	424	27
Patterson	1,723	78
Penumbra *	250	19
PerkinElmer	1,573	85
Perrigo	2,050	153
Pfizer	75,200	2,566
Premier, Cl A *	672	21
Prestige Brands Holdings *	500	28
Prothena *	424	25
QIAGEN	5,172	147
Quest Diagnostics	2,072	202
Quintiles IMS Holdings *	2,400	186
Regeneron Pharmaceuticals *	1,038	388
ResMed	2,172	156
Sage Therapeutics *	373	25
Seattle Genetics *	1,573	103
Stryker	4,272	549
Teleflex	623	119
TESARO *	500	94
Thermo Fisher Scientific	4,822	760
Ultragenyx Pharmaceutical *	424	36
United Therapeutics *	678	100
UnitedHealth Group	11,578	1,915
Universal Health Services, Cl B	1,222	153
Varian Medical Systems *	1,472	124
VCA Antech *	1,022	93
Veeva Systems, Cl A *	1,623	71
Vertex Pharmaceuticals *	3,372	306
VWR *	773	22
Waters *	950	147
WellCare Health Plans *	678	96
West Pharmaceutical Services	1,222	101
Wright Medical Group *	1,223	34
Zeltiq Aesthetics *	424	23
Zimmer Biomet Holdings	2,423	284
Zoetis, Cl A	6,172	329

		40,641

Information Technology — 2.6%
Accenture, Cl A	4,250	521
ACI Worldwide *	1,022	20
Activision Blizzard	4,000	181
Adobe Systems *	3,472	411
Akamai Technologies *	1,300	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alliance Data Systems	422	$ 103
Alphabet, Cl A *	1,966	1,661
Alphabet, Cl C *	1,995	1,642
Amdocs	1,650	100
Ansys *	924	99
Aspen Technology *	424	25
Autodesk *	1,723	149
Automatic Data Processing	3,200	328
Blackbaud	323	23
Booz Allen Hamilton Holding, Cl A	600	21
Broadridge Financial Solutions	1,200	83
CA	2,322	75
Cadence Design Systems *	2,900	90
CDK Global	1,500	100
Citrix Systems *	1,300	103
Cognizant Technology Solutions, Cl A *	4,172	247
Computer Sciences	1,272	87
Conduent *	1,460	23
CoreLogic *	522	20
CoStar Group *	171	35
CSRA	723	22
Dell Technologies, Cl V *	424	27
DST Systems	200	24
eBay *	7,122	241
Electronic Arts *	2,122	184
Ellie Mae *	200	19
EPAM Systems *	250	18
Euronet Worldwide *	273	23
Facebook, Cl A *	15,200	2,060
Fair Isaac	200	26
Fidelity National Information Services	2,473	203
First Data, Cl A *	1,750	28
Fiserv *	1,650	190
FleetCor Technologies *	673	114
Fortinet *	650	24
Gartner *	800	83
Genpact	850	21
Global Payments	1,300	104
Guidewire Software *	400	22
IAC *	300	22
International Business Machines	5,800	1,043
Intuit	1,900	238
j2 Global	273	22
Jack Henry & Associates	950	89
Leidos Holdings	1,100	59
LogMeIn	273	25
Manhattan Associates *	400	20
MasterCard, Cl A	6,722	743
MAXIMUS	373	22
Mentor Graphics	572	21
Microsoft	51,300	3,282
Nuance Communications *	1,200	20

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle	19,750	$ 841
Pandora Media *	1,573	19
Paychex	2,522	155
PayPal Holdings *	7,950	334
Proofpoint *	250	20
PTC *	500	27
Red Hat *	1,450	120
Sabre	972	21
Salesforce.com *	4,572	372
ServiceNow *	1,422	124
Splunk *	1,272	79
SS&C Technologies Holdings	823	29
Symantec	4,850	139
Synopsys *	1,400	100
Take-Two Interactive Software *	400	23
Teradata *	672	21
Total System Services	1,400	76
Twitter *	4,950	78
Tyler Technologies *	171	26
Ultimate Software Group *	150	29
Vantiv, Cl A *	1,322	86
VeriSign *	924	76
Visa, Cl A	13,122	1,154
VMware, Cl A *	800	72
Western Union	3,900	77
WEX *	200	22
Workday, Cl A *	1,050	87
Yahoo! *	6,100	279
Zillow Group, Cl C *	600	20

		19,773

Real Estate — 2.8%
Acadia Realty Trust	2,322	74
Agree Realty ‡	421	21
Alexander & Baldwin	1,572	70
Alexander’s ‡	43	19
Alexandria Real Estate Equities ‡	1,550	185
American Assets Trust	1,450	64
American Campus Communities ‡	2,850	146
American Homes 4 Rent, Cl A	4,850	115
American Tower, Cl A ‡	8,450	970
Apartment Investment & Management, Cl A ‡	3,300	154
Apple Hospitality ‡	3,650	72
AvalonBay Communities ‡	2,550	469
Boston Properties ‡	2,822	392
Brandywine Realty Trust ‡	5,122	85
Brixmor Property Group ‡	4,022	94
Camden Property Trust ‡	1,523	129
Care Capital Properties ‡	2,622	69
CareTrust ‡	1,350	21
CBL & Associates Properties ‡	2,150	22
CBRE Group, Cl A *	5,550	198

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chesapeake Lodging Trust	850	$ 21
Colony NorthStar, Cl A	13,250	194
Colony Starwood Homes ‡	972	32
Columbia Property Trust ‡	3,650	84
CoreCivic ‡	2,600	88
CoreSite Realty ‡	850	77
Corporate Office Properties Trust ‡	2,272	77
Cousins Properties ‡	9,500	81
Crown Castle International ‡	7,222	675
CubeSmart ‡	4,250	116
CyrusOne ‡	2,022	103
DCT Industrial Trust ‡	2,222	106
DDR ‡	8,072	117
DiamondRock Hospitality ‡	5,822	63
Digital Realty Trust ‡	3,173	343
Douglas Emmett ‡	3,122	126
Duke Realty ‡	7,650	196
DuPont Fabros Technology	1,800	93
EastGroup Properties	924	69
Education Realty Trust ‡	2,100	88
EPR Properties ‡	1,222	94
Equinix ‡	1,423	535
Equity Commonwealth *‡	2,550	80
Equity LifeStyle Properties ‡	1,650	131
Equity One ‡	2,250	71
Equity Residential ‡	6,630	418
Essex Property Trust ‡	1,272	299
Extra Space Storage ‡	2,522	200
Federal Realty Investment Trust ‡	1,250	176
FelCor Lodging Trust	2,922	21
First Industrial Realty Trust ‡	3,022	81
Forest City Realty Trust, Cl A ‡	5,250	120
Four Corners Property Trust ‡	922	20
Franklin Street Properties ‡	2,450	30
Gaming and Leisure Properties ‡	4,678	150
GEO Group ‡	1,628	77
GGP	11,422	284
Global Net Lease	3,672	30
Government Properties Income Trust	1,222	25
Gramercy Property Trust	4,100	115
HCP ‡	9,322	306
Healthcare Realty Trust ‡	3,150	101
Healthcare Trust of America, Cl A ‡	3,500	113
Hersha Hospitality Trust, Cl A	1,072	21
HFF, Cl A	700	21
Highwoods Properties ‡	2,350	123
Hospitality Properties Trust ‡	3,400	108
Host Hotels & Resorts ‡	14,672	264
Hudson Pacific Properties	3,022	111
Iron Mountain ‡	5,572	203
iStar Financial *	1,750	21
Jones Lang LaSalle	821	94

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kennedy-Wilson Holdings	2,215	$ 49
Kilroy Realty ‡	2,072	160
Kimco Realty ‡	7,900	192
Kite Realty Group Trust	1,472	33
Lamar Advertising, Cl A ‡	1,600	121
LaSalle Hotel Properties	2,300	66
Lexington Realty Trust ‡	7,400	83
Liberty Property Trust ‡	3,273	129
Life Storage ‡	1,100	97
LTC Properties ‡	1,321	64
Macerich ‡	2,700	182
Mack-Cali Realty ‡	2,622	76
Mid-America Apartment Communities ‡	2,300	236
Monmouth Real Estate Investment, Cl A ‡	2,127	31
Monogram Residential Trust	2,800	29
National Health Investors ‡	950	72
National Retail Properties ‡	2,900	131
National Storage Affiliates Trust ‡	872	21
New Senior Investment Group	3,622	38
Omega Healthcare Investors ‡	3,800	124
Outfront Media ‡	3,078	80
Paramount Group ‡	5,722	100
Park Hotels & Resorts	3,300	84
Parkway	1,022	21
Pebblebrook Hotel Trust	872	25
Pennsylvania Real Estate Investment Trust	1,300	21
Physicians Realty Trust	4,722	94
Piedmont Office Realty Trust, Cl A ‡	3,423	78
Potlatch	1,450	64
Prologis ‡	10,300	526
PS Business Parks	478	56
Public Storage ‡	2,800	637
QTS Realty Trust, Cl A	1,522	80
Quality Care Properties *‡	1,122	21
Ramco-Gershenson Properties	1,623	25
Rayonier ‡	2,972	85
RE, Cl A	400	23
Realty Income ‡	5,300	325
Regency Centers ‡	2,000	141
Retail Opportunity Investments	4,100	90
Retail Properties of America, Cl A ‡	6,722	104
Rexford Industrial Realty	1,072	25
RLJ Lodging Trust	3,050	69
Ryman Hospitality Properties ‡	928	60
Sabra Health Care ‡	800	22
Saul Centers ‡	300	19
SBA Communications, Cl A *	2,450	284
Select Income ‡	2,400	62
Senior Housing Properties Trust ‡	5,722	117
Seritage Growth Properties ‡	450	21
Silver Bay Realty Trust	1,222	26
Simon Property Group ‡	5,922	1,092

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SL Green Realty ‡	1,922	$ 217
Spirit Realty Capital ‡	11,800	130
STAG Industrial	1,422	37
STORE Capital ‡	3,900	97
Summit Hotel Properties	1,300	20
Sun Communities ‡	1,623	134
Sunstone Hotel Investors ‡	5,072	75
Tanger Factory Outlet Centers ‡	2,222	75
Taubman Centers	1,500	105
Terreno Realty	922	26
Tier REIT	1,272	23
UDR ‡	5,372	196
Uniti Group	3,872	112
Universal Health Realty Income Trust	300	19
Urban Edge Properties	2,522	70
Ventas ‡	6,450	420
VEREIT ‡	18,000	163
Vornado Realty Trust ‡	3,300	363
Washington Prime Group	2,700	25
Washington Real Estate Investment Trust ‡	2,272	74
Weingarten Realty Investors ‡	2,423	86
Welltower ‡	7,050	496
Weyerhaeuser ‡	16,772	566
WP Carey ‡	2,350	148
Xenia Hotels & Resorts	3,300	58

		20,707

Telecommunication Services — 1.4%
AT&T	113,122	4,727
CenturyLink	9,500	230
Cogent Communications Holdings	600	25
Frontier Communications	31,672	93
Level 3 Communications *	5,272	302
Shenandoah Telecommunications	700	20
Sprint *	15,372	135
Telephone & Data Systems	2,850	77
T-Mobile US *	5,450	341
US Cellular *	522	20
Verizon Communications	75,000	3,722
Vonage Holdings *	3,400	20
Windstream Holdings	42,291	316
Zayo Group Holdings *	3,422	108

		10,136

Utilities — 1.4%
AES	10,350	119
ALLETE	1,150	77
Alliant Energy	3,222	127
Ameren	3,073	168
American Electric Power	6,122	410
American States Water	471	21
American Water Works	2,100	164

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aqua America	2,700	$ 86
Atmos Energy	1,272	100
Avangrid	471	21
Avista	600	24
Black Hills	1,200	78
California Water Service Group	572	21
Calpine *	6,650	78
CenterPoint Energy	6,522	178
CMS Energy	3,572	159
Consolidated Edison	3,650	281
Dominion Resources	7,772	603
DTE Energy	2,100	213
Duke Energy	8,722	720
Edison International	3,772	301
El Paso Electric	500	24
Entergy	2,350	180
Eversource Energy	4,050	238
Exelon	11,150	409
FirstEnergy	6,273	203
Great Plains Energy	3,200	93
Hawaiian Electric Industries	2,172	72
IDACORP	900	75
MDU Resources Group	3,350	91
MGE Energy	300	19
National Fuel Gas	1,300	78
New Jersey Resources	1,650	65
NextEra Energy	5,822	763
NiSource	4,578	109
Northwest Natural Gas	350	21
NorthWestern	1,171	68
NRG Energy	6,078	101
OGE Energy	3,022	111
ONE Gas	1,000	66
Ormat Technologies	400	22
Otter Tail	550	21
Pattern Energy Group, Cl A	1,250	26
PG&E	6,200	414
Pinnacle West Capital	1,350	111
PNM Resources	1,900	69
Portland General Electric	1,750	79
PPL	8,122	300
Public Service Enterprise Group	6,000	276
SCANA	1,600	111
Sempra Energy	3,222	355
South Jersey Industries	773	27
Southern	11,700	595
Southwest Gas	924	79
Spire	1,000	66
UGI	2,273	110
Vectren	1,472	83
WEC Energy Group	4,000	241
Westar Energy, Cl A	2,000	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WGL Holdings	924	$ 77
Xcel Energy	6,200	271

		10,176

Total Common Stock (Cost $196,537) ($ Thousands)		203,894

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 6.4%

Consumer Discretionary — 0.5%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (B)	$372	369
CBS
5.750%, 04/15/2020	145	160
3.500%, 01/15/2025	625	620
CSC Holdings LLC
6.750%, 11/15/2021	125	137
Discovery Communications LLC
3.450%, 03/15/2025	201	192
Ford Motor Credit LLC
5.875%, 08/02/2021	200	224
4.375%, 08/06/2023	260	272
2.597%, 11/04/2019	346	350
General Motors
3.500%, 10/02/2018	365	373
Hanesbrands
4.625%, 05/15/2024 (B)	227	225
KB Home
4.750%, 05/15/2019	294	301
Time Warner
4.700%, 01/15/2021	130	139
Time Warner Cable
4.500%, 09/15/2042	245	223
Time Warner Cable LLC
4.125%, 02/15/2021	65	68
Viacom
4.375%, 03/15/2043	388	341

		3,994

Consumer Staples — 0.3%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	570	575
Lamb Weston Holdings (B)
4.875%, 11/01/2026	94	95
4.625%, 11/01/2024	94	96
Sigma Alimentos
4.125%, 05/02/2026 (B)	610	589
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)	415	331

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
3.800%, 11/18/2024	$588	$ 600

		2,286

Energy — 1.2%
Cenovus Energy
3.000%, 08/15/2022	36	35
Diamond Offshore Drilling
4.875%, 11/01/2043	301	224
Energy Transfer Partners
5.200%, 02/01/2022	465	504
4.650%, 06/01/2021	85	90
EnLink Midstream Partners
5.050%, 04/01/2045	371	354
Enterprise Products Operating LLC
5.200%, 09/01/2020	110	120
3.700%, 02/15/2026	810	820
Hess
4.300%, 04/01/2027	653	653
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
Marathon Petroleum
5.125%, 03/01/2021	47	51
MPLX
4.500%, 07/15/2023	540	567
4.125%, 03/01/2027	299	301
Nabors Industries
5.500%, 01/15/2023 (B)	740	764
Noble Energy
8.250%, 03/01/2019	174	194
4.150%, 12/15/2021	340	358
3.900%, 11/15/2024	463	473
Petrobras Global Finance BV
6.125%, 01/17/2022	436	448
Plains All American Pipeline
3.600%, 11/01/2024	660	644
Regency Energy Partners
4.500%, 11/01/2023	72	75
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (B)	486	514
Schlumberger Holdings
3.000%, 12/21/2020 (B)	880	900
SM Energy
6.500%, 01/01/2023	35	35
Ultrapar International
5.250%, 10/06/2026 (B)	376	378
Valero Energy
6.125%, 02/01/2020	149	165
Williams Partners
3.900%, 01/15/2025	176	177

		8,894

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 1.7%
Alfa
5.250%, 03/25/2024 (B)	$200	$ 207
Bank of America
6.500%, 12/31/2049 (C)	233	254
Bank of America MTN
3.824%, 01/20/2028 (C)	960	967
Barclays
3.684%, 01/10/2023	755	762
Citigroup
3.875%, 03/26/2025	680	677
Cooperatieve Rabobank UA
4.375%, 08/04/2025	425	434
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023	810	811
Goldman Sachs Group MTN
2.654%, 11/29/2023 (C)	660	682
Goldman Sachs Group
2.350%, 11/15/2021	621	609
Hartford Financial Services Group
5.500%, 03/30/2020	13	14
HSBC Finance
6.676%, 01/15/2021	60	68
JPMorgan Chase MTN
2.295%, 08/15/2021	375	371
JPMorgan Chase
6.400%, 05/15/2038	40	52
3.782%, 02/01/2028 (C)	508	516
Lincoln National
4.200%, 03/15/2022	110	117
Lloyds Banking Group
4.650%, 03/24/2026	364	373
MetLife
5.700%, 06/15/2035	65	79
Morgan Stanley MTN
5.500%, 07/28/2021	168	187
4.750%, 03/22/2017	40	40
MTN Maurtitius Investments
5.373%, 02/13/2022 (B)	376	382
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	18	18
Nationwide Building Society
4.000%, 09/14/2026 (B)	935	903
Nationwide Financial Services
5.375%, 03/25/2021 (B)	320	349
Navient MTN
7.250%, 01/25/2022	15	16
Navient
6.625%, 07/26/2021	560	584
PNC Bank
3.800%, 07/25/2023	460	483

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland Group
8.625%, 12/31/2049 (C)	$560	$ 592
Santander Issuances
5.179%, 11/19/2025	200	205
Standard Chartered
7.500%, 12/29/2049 (C)	385	396
Sumitomo Mitsui Banking
1.966%, 01/11/2019	294	294
US Bancorp
5.300%, 12/29/2049 (C)	408	415
Wells Fargo
3.069%, 01/24/2023	756	760

		12,617

Health Care — 0.5%
AbbVie
3.600%, 05/14/2025	479	477
Baxalta
3.600%, 06/23/2022	745	757
Celgene
3.875%, 08/15/2025	530	542
HCA
5.250%, 06/15/2026	95	100
4.500%, 02/15/2027	55	55
Laboratory Corp of America Holdings
3.600%, 02/01/2025	285	281
Mylan
3.950%, 06/15/2026	226	221
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	461	427
2.800%, 07/21/2023	691	656

		3,516

Industrials — 0.3%
AerCap Aviation Solutions
6.375%, 05/30/2017	355	359
Allison Transmission
5.000%, 10/01/2024 (B)	216	220
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (B)	320	306
Embraer Netherlands Finance BV
5.400%, 02/01/2027	575	596
General Electric
5.000%, 12/29/2049 (C)	200	211
International Lease Finance
5.875%, 04/01/2019	249	267
SPX FLOW (B)
5.875%, 08/15/2026	40	41
5.625%, 08/15/2024	116	119

		2,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 0.6%
Broadcom (B)
3.875%, 01/15/2027	$413	$ 416
3.625%, 01/15/2024	193	195
Diamond 1 Finance (B)
7.125%, 06/15/2024	201	222
6.020%, 06/15/2026	152	167
4.420%, 06/15/2021	935	981
Fidelity National Information Services
5.000%, 10/15/2025	3	3
3.500%, 04/15/2023	126	128
Intel
4.800%, 10/01/2041	95	107
KLA-Tencor
4.650%, 11/01/2024	691	741
Lam Research
2.800%, 06/15/2021	437	439
Micron Technology
7.500%, 09/15/2023 (B)	234	261
Seagate HDD Cayman
4.750%, 01/01/2025	343	332
Total System Services
2.375%, 06/01/2018	90	90
Western Digital
7.375%, 04/01/2023 (B)	517	567

		4,649

Materials — 0.1%
Barrick Gold
4.100%, 05/01/2023	49	52
Dow Chemical
4.250%, 11/15/2020	41	44
Vale Overseas
6.875%, 11/21/2036	565	617

		713

Real Estate — 0.2%
Healthcare Realty Trust
5.750%, 01/15/2021	320	352
Host Hotels & Resorts
3.750%, 10/15/2023	13	13
SBA Tower Trust
3.156%, 10/15/2020 (B)	753	757
Welltower
4.000%, 06/01/2025	414	425

		1,547

Telecommunication Services — 0.9%
AT&T
4.600%, 02/15/2021	60	64
4.125%, 02/17/2026	487	494
3.800%, 03/15/2022	110	113

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/15/2025	$400	$ 387
3.000%, 02/15/2022	485	484
CenturyLink
7.500%, 04/01/2024	247	265
6.450%, 06/15/2021	270	288
Cox Communications
2.950%, 06/30/2023 (B)	173	165
RELX Capital
8.625%, 01/15/2019	455	508
Sprint Capital
6.900%, 05/01/2019	1,070	1,140
Sprint Spectrum LLC
3.360%, 09/20/2021 (B)	395	397
Verizon Communications
4.600%, 04/01/2021	850	912
3.500%, 11/01/2024	801	803
2.625%, 08/15/2026	209	191
Ziggo Secured Finance
5.500%, 01/15/2027 (B)	565	572

		6,783

Utilities — 0.1%
CMS Energy
5.050%, 03/15/2022	52	57
Constellation Energy Group
5.150%, 12/01/2020	26	28
Entergy
4.000%, 07/15/2022	648	681
Pacific Gas & Electric
4.500%, 12/15/2041	65	69

		835

Total Corporate Obligations (Cost $47,254) ($ Thousands)		47,953

MORTGAGE-BACKED SECURITIES — 5.8%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	768	767
FNMA CMO, Ser 2011-15, Cl SA, IO
6.282%, 03/25/2041 (C)	2,041	450
FNMA CMO, Ser 2015-33, Cl AI, IO
5.000%, 06/25/2045	2,566	501
FNMA CMO, Ser 2015-66, Cl AS, IO
5.472%, 09/25/2045 (C)	2,413	410

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-22, Cl ST, IO
5.322%, 04/25/2046 (C)	$2,564	$ 416

		2,544

Non-Agency Mortgage-Backed Obligations — 5.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	101	95
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	244	215
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	161	155
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	420	358
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	295	239
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	174	133
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	239	209
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)	78	79
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	54	54
Bellemeade Re II, Ser 2016-1A, Cl M2B
7.278%, 04/25/2026 (B)(C)	311	314
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (B)	905	914
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl C
4.718%, 11/15/2021 (B)(C)	214	219
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035 (B)	285	293
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	136	112
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	223	187
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	118	100
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl D
4.876%, 09/10/2045 (B)(C)	541	510
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.456%, 04/10/2046 (B)(C)	560	513

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	$779	$ 779
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A4
3.209%, 05/10/2049	750	750
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	1,083	1,063
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.096%, 12/10/2049 (C)	1,142	1,162
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	8	8
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
3.224%, 02/25/2047 (C)	130	108
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.670%, 06/15/2039 (C)	461	465
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, Cl D
5.304%, 10/15/2018	215	216
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	401	417
CSMC Series, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	449	366
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.764%, 05/15/2046 (C)	98	98
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.968%, 12/25/2036 (C)	270	164
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
5.028%, 11/25/2023 (C)	785	839
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.778%, 08/25/2024 (C)	890	946
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.321%, 10/25/2024 (C)	250	269
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
5.528%, 10/25/2024 (C)	650	712
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
4.071%, 10/25/2027 (C)	265	281
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.371%, 12/25/2027 (C)	912	934

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.471%, 04/25/2028 (C)	$292	$ 321
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.971%, 03/25/2025 (C)	332	336
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.421%, 03/25/2028 (C)	707	724
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.571%, 05/25/2028 (C)	280	307
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.578%, 05/25/2028 (C)	302	311
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.975%, 07/25/2028 (C)	350	398
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	100	82
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.971%, 07/25/2024 (C)	77	77
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.771%, 11/25/2024 (C)	196	214
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.671%, 11/25/2024 (C)	533	591
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
5.321%, 02/25/2025 (C)	466	494
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.078%, 02/25/2025 (C)	383	407
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.771%, 05/25/2025 (C)	644	680
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.771%, 05/25/2025 (C)	465	487
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.771%, 07/25/2025 (C)	737	800
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
2.271%, 07/25/2025 (C)	26	26
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.771%, 07/25/2025 (C)	718	780

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, 04/25/2028 (C)	$218	$ 243
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.328%, 04/25/2028 (C)	750	828
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.728%, 08/25/2028 (C)	495	580
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.528%, 08/25/2028 (C)	658	775
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.778%, 09/25/2028 (C)	565	641
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.671%, 10/25/2028 (C)	459	515
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M2
6.071%, 10/25/2028 (C)	92	102
GS Mortgage Securites Trust, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (C)	169	164
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.797%, 08/10/2045 (C)	316	316
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B)(C)	1,485	1,488
GS Mortgage Securities Trust, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	248	252
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.945%, 01/10/2047 (B)(C)	631	526
H/2 Asset Funding, Ser 2015-1A
2.425%, 06/24/2049	647	644
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.028%, 03/25/2035 (C)	107	92
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	380	397
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (C)	585	558
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(C)	162	162
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	243	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.734%, 02/12/2049 (C)	$100	$ 100
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.044%, 02/15/2051 (C)	75	77
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	213	213
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.690%, 06/15/2029 (B)(C)	923	923
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.467%, 07/15/2036 (B)(C)	913	919
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	196	174
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (C)	260	229
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (B)	320	319
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B)(C)	715	720
LSTAR Commercial Mortgage Trust, Ser 4, Cl A2
2.458%, 03/10/2049 (B)	642	625
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	227	229
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	369	371
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.637%, 08/15/2026 (B)(C)	151	151
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.717%, 11/15/2026 (B)(C)	151	152
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	591	469
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.152%, 05/26/2037 (B)(C)	550	413
Resource Capital, Ser 2014-CRE2, Cl A
1.754%, 04/15/2032 (B)(C)	127	127
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
1.990%, 11/15/2027 (B)(C)	1,220	1,210

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	$194	$ 196
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl E
6.063%, 01/10/2045 (B)(C)	239	252
Wachovia Bank Commercial Mortgage Trust Series, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (C)	31	31
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.470%, 12/15/2047 (C)	527	526
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.437%, 12/15/2059 (C)	370	365
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.308%, 11/15/2049 (C)	620	616
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.021%, 11/25/2025 (B)(C)	432	455
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
6.271%, 11/25/2025 (B)(C)	122	131
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	127	126
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	160	164
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	561

		40,681

Total Mortgage-Backed Securities (Cost $42,514) ($ Thousands)		43,225

ASSET-BACKED SECURITIES — 3.0%

Automotive — 1.7%

Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	364	364
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	11	11
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	710	721
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	438	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (B)	$698	$ 698
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	586	586
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	375	375
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	160
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	152	152
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	34	34
Drive Auto Receivables Trust, Ser 2016-BA, Cl A2
1.380%, 08/15/2018 (B)	71	71
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	324	323
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)	280	292
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (B)	325	324
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/2020 (B)	530	528
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	365	397
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	375	369
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	640	646
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.338%, 01/15/2022 (C)	741	744
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	165	164
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	748	748
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.313%, 12/10/2027 (B)(C)	82	82
Hertz Vehicle Financing II LP, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)	542	539
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	395	394

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	$737	$ 734
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	580	577
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	343	343
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (B)	746	746
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (B)	750	756
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019	402	402
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (B)	80	80

		12,802

Credit Cards — 0.3%

Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
1.120%, 03/16/2020 (C)	500	500
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,108
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	247	248
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
1.250%, 02/15/2022 (C)	424	425

		2,442

Other Asset-Backed Securities — 1.0%

Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	788
BMW Floorplan Master Owner Trust, Ser 2015-1A, Cl A
1.268%, 07/15/2020 (B)(C)	1,062	1,063
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)	229	231
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	521

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (B)		$166	$ 166
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (B)		89	89
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
1.157%, 07/20/2019 (C)		481	481
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
1.279%, 01/20/2020 (C)		683	684
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)		235	235
Sofi Consumer Loan Program 2017-2 LLC, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)		620	619
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (B)		382	382
Sofi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)		500	498
Taco Bell Funding LLC, Ser 2016-1A, Cl A2I
3.832%, 05/25/2046 (B)		555	559
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
1.127%, 07/22/2019 (B)(C)		350	350
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)		679	680

			7,346

Total Asset-Backed Securities (Cost $22,512) ($ Thousands)			22,590

FOREIGN BONDS — 1.9%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		200	205
Barclays Bank PLC
6.860%, 09/29/2049 (B)(C)		106	121
6.625%, 03/30/2022	EUR	75	99
3.650%, 03/16/2025		$235	229
BNP Paribas MTN
2.250%, 01/11/2027	EUR	340	345
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2021	BRL	4,905	1,574
Cenovus Energy
5.700%, 10/15/2019		$178	192
Credit Agricole
8.125%, 12/31/2049 (B)(C)		210	224

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025		$375	$ 368
Ecopetrol
5.875%, 05/28/2045		252	228
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		251	261
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)		296	318
Grupo Bimbo
3.875%, 06/27/2024 (B)		553	555
International Game Technology
6.250%, 02/15/2022 (B)		380	410
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		583	548
Israel Electric
5.000%, 11/12/2024 (B)		581	608
Korea National Oil
3.125%, 04/03/2017 (B)		200	200
Lloyds Banking Group
7.500%, 12/01/2099 (C)		371	394
Marfrig Holdings Europe
8.000%, 06/08/2023 (B)		365	383
Minerva Luxembourg
6.500%, 09/20/2026 (B)		233	231
Minsur
6.250%, 02/07/2024 (B)		320	345
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (B)		631	668
NOVA Chemicals
5.250%, 08/01/2023 (B)		339	349
Odebrecht Finance
7.125%, 06/26/2042 (B)		571	260
5.250%, 06/27/2029 (B)		369	158
Petroleos Mexicanos MTN
4.625%, 09/21/2023 (B)		760	761
Republic of Turkey
6.000%, 03/25/2027		319	327
Rogers Communications
4.000%, 06/06/2022	CAD	20	16
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (C)		$10	10
Royal Bank of Scotland Group
7.640%, 09/29/2017 (C)		300	286
Santander Issuances SAU MTN
3.250%, 04/04/2026	EUR	400	436
Santander UK
5.000%, 11/07/2023 (B)		$555	579
SFR Group
5.375%, 05/15/2022 (B)	EUR	223	247
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)		$280	274

Description		Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Societe Generale
5.922%, 04/05/2017 (B)(C)		$100	$ 100
Standard Chartered
2.549%, 01/30/2049 (B)(C)		400	322
UBS Group Funding Jersey
4.125%, 09/24/2025 (B)		486	495
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(E)		500	40
Wind Acquisition Finance
4.750%, 07/15/2020 (B)		360	366
Yamana
4.950%, 07/15/2024		359	366

Total Foreign Bonds (Cost $14,204) ($ Thousands)			13,898

SOVEREIGN DEBT — 0.3%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2027	BRL	5,280	1,673
State of Qatar
2.375%, 06/02/2021 (B)		$652	647
United Mexican States MTN
5.950%, 03/19/2019		94	102

Total Sovereign Debt (Cost $1,860) ($ Thousands)			2,422

Total Investments — 111.8% (Cost $824,218) ($ Thousands) @			$ 837,360

		Shares

COMMON STOCK SOLD SHORT— (12.2)%

Consumer Discretionary — (8.2)%
Adient *		(6,150)	(413)
Advance Auto Parts		(971)	(152)
Amazon.com *		(4,879)	(4,123)
American Axle & Manufacturing Holdings *		(5,350)	(106)
American Eagle Outfitters		(1,372)	(22)
American Outdoor Brands *		(3,500)	(68)
Aramark		(7,422)	(265)
AutoNation *		(471)	(22)
AutoZone *		(399)	(294)
Bed Bath & Beyond		(2,322)	(94)
Belmond, Cl A *		(1,522)	(20)
Best Buy		(3,722)	(164)
Big Lots		(400)	(21)
Bloomin’ Brands		(4,022)	(69)
Bob Evans Farms		(350)	(20)
BorgWarner		(14,228)	(600)
Boyd Gaming *		(3,300)	(65)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Bright Horizons Family Solutions *	(1,723)	$ (119)
Brinker International	(1,823)	(77)
Brunswick	(4,172)	(250)
Buffalo Wild Wings *	(623)	(97)
Burlington Stores *	(971)	(86)
Cabela’s *	(450)	(21)
CalAtlantic Group	(3,822)	(135)
Callaway Golf	(6,022)	(61)
Carmax *	(2,578)	(166)
Carnival, Cl A	(13,022)	(729)
Carter’s	(2,450)	(216)
Cavco Industries *	(200)	(24)
Cheesecake Factory	(1,600)	(98)
Chico’s FAS	(1,422)	(21)
Chipotle Mexican Grill, Cl A *	(843)	(353)
Choice Hotels International	(1,250)	(76)
Churchill Downs	(500)	(75)
ClubCorp Holdings	(1,528)	(26)
Coach	(12,522)	(477)
Columbia Sportswear	(1,473)	(81)
Cooper Tire & Rubber	(4,250)	(172)
Cooper-Standard Holdings *	(1,150)	(129)
Cracker Barrel Old Country Store	(673)	(108)
CST Brands	(522)	(25)
Dana Holdings	(9,800)	(185)
Darden Restaurants	(3,750)	(280)
Dave & Buster’s Entertainment *	(1,300)	(74)
Deckers Outdoor *	(1,623)	(86)
Delphi Automotive	(18,000)	(1,370)
DeVry Education Group	(2,272)	(73)
Dick’s Sporting Goods	(1,422)	(70)
DineEquity	(373)	(22)
Dollar General	(3,872)	(283)
Dollar Tree *	(2,900)	(222)
Domino’s Pizza	(1,550)	(294)
Dorman Products *	(1,700)	(133)
DR Horton	(15,450)	(494)
Dunkin’ Brands Group	(2,800)	(154)
Ethan Allen Interiors	(700)	(20)
Expedia	(1,600)	(191)
Extended Stay America	(3,523)	(61)
Foot Locker	(2,022)	(153)
Ford Motor	(253,150)	(3,172)
Fossil Group *	(1,050)	(20)
Fox Factory Holding *	(978)	(26)
GameStop, Cl A	(823)	(20)
Gap	(3,100)	(77)
Garmin	(5,500)	(284)
General Motors	(92,300)	(3,400)
Gentex	(18,522)	(390)
Gentherm *	(2,200)	(80)
Genuine Parts	(2,522)	(241)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
G-III Apparel Group *	(1,950)	$ (50)
Goodyear Tire & Rubber	(18,172)	(637)
Graham Holdings, Cl B	(89)	(48)
Grand Canyon Education *	(1,473)	(90)
H&R Block	(6,100)	(125)
Hanesbrands	(18,000)	(360)
Harley-Davidson	(12,050)	(679)
Harman International Industries	(3,200)	(357)
Hasbro	(5,200)	(504)
Helen of Troy *	(1,200)	(117)
Hilton Grand Vacations *	(2,250)	(67)
Hilton Worldwide Holdings *	(5,900)	(338)
Home Depot	(16,150)	(2,340)
Houghton Mifflin Harcourt *	(2,050)	(23)
Hyatt Hotels, Cl A *	(600)	(31)
ILG	(4,100)	(77)
Installed Building Products *	(522)	(25)
International Game Technology	(2,900)	(78)
International Speedway, Cl A	(550)	(20)
iRobot *	(1,322)	(75)
J.C. Penney *	(3,222)	(20)
Jack in the Box	(950)	(89)
Kate Spade *	(5,378)	(128)
KB Home	(4,300)	(76)
Kohl’s	(2,423)	(103)
L Brands	(3,173)	(167)
La Quinta Holdings *	(1,450)	(20)
Las Vegas Sands	(10,922)	(578)
La-Z-Boy, Cl Z	(2,673)	(72)
LCI Industries	(1,423)	(153)
Lear	(5,050)	(717)
Leggett & Platt	(6,250)	(307)
Lennar, Cl A	(8,622)	(421)
Liberty Expedia Holdings, Cl A *	(471)	(20)
Liberty Interactive, Cl A *	(6,000)	(113)
Liberty Ventures, Ser A *	(1,028)	(45)
Lithia Motors, Cl A	(222)	(21)
LKQ *	(4,500)	(142)
Lowe’s	(11,700)	(870)
Lululemon Athletica *	(4,422)	(289)
M/I Homes *	(872)	(21)
Macy’s	(4,222)	(140)
Marriott International, Cl A	(10,250)	(892)
Marriott Vacations Worldwide	(824)	(77)
Mattel	(15,150)	(390)
McDonald’s	(25,722)	(3,283)
MDC Holdings	(2,372)	(69)
Meritage Homes *	(2,272)	(81)
Metaldyne Performance Group	(900)	(21)
MGM Resorts International	(14,772)	(388)
Michael Kors Holdings *	(7,500)	(274)
Michaels *	(1,000)	(20)

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Modine Manufacturing *	(1,772)	$ (20)
Mohawk Industries *	(2,872)	(650)
Motorcar Parts & Accessories *	(850)	(24)
Murphy USA *	(300)	(19)
NetFlix *	(5,128)	(729)
Newell Brands	(21,122)	(1,036)
NIKE, Cl B	(59,650)	(3,410)
Nordstrom	(1,700)	(79)
Norwegian Cruise Line Holdings *	(4,700)	(238)
NVR *	(174)	(337)
Office Depot	(4,772)	(20)
O’Reilly Automotive *	(1,300)	(353)
Oxford Industries	(424)	(24)
Panera Bread, Cl A *	(750)	(173)
Papa John’s International	(950)	(75)
Penn National Gaming *	(2,028)	(29)
Pool	(650)	(75)
Popeyes Louisiana Kitchen *	(823)	(65)
Priceline Group *	(638)	(1,100)
PulteGroup	(16,122)	(356)
PVH	(3,750)	(344)
Ralph Lauren, Cl A	(2,750)	(218)
Ross Stores	(5,400)	(370)
Royal Caribbean Cruises	(5,200)	(500)
Sally Beauty Holdings *	(972)	(21)
Scientific Games, Cl A *	(1,022)	(21)
SeaWorld Entertainment	(1,100)	(21)
Service International	(5,450)	(168)
ServiceMaster Global Holdings *	(4,272)	(170)
Signet Jewelers	(950)	(60)
Six Flags Entertainment	(2,150)	(130)
Skechers U.S.A., Cl A *	(6,078)	(156)
Sotheby’s *	(1,278)	(58)
Standard Motor Products	(1,472)	(71)
Staples	(8,472)	(76)
Starbucks	(43,322)	(2,464)
Steven Madden *	(3,023)	(113)
Stoneridge *	(1,222)	(21)
Superior Industries International	(872)	(20)
Target	(7,872)	(463)
Tempur Sealy International *	(2,223)	(103)
Tenneco	(3,950)	(254)
Tesla Motors *	(8,400)	(2,100)
Texas Roadhouse, Cl A	(2,050)	(87)
Thor Industries	(3,123)	(346)
Tiffany	(1,500)	(138)
TJX	(9,050)	(710)
Toll Brothers	(7,472)	(255)
TopBuild *	(2,000)	(84)
Tower International	(773)	(21)
Tractor Supply	(1,772)	(126)
TRI Pointe Homes *	(6,872)	(82)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
TripAdvisor *	(1,478)	$ (61)
Tupperware Brands	(2,423)	(146)
Ulta Salon Cosmetics & Fragrance *	(824)	(225)
Under Armour, Cl C *	(8,472)	(157)
Universal Electronics *	(300)	(21)
Urban Outfitters *	(750)	(20)
Vail Resorts	(1,222)	(221)
VF	(15,922)	(835)
Vista Outdoor *	(3,300)	(67)
Visteon *	(2,222)	(206)
Wendy’s	(6,100)	(85)
Whirlpool	(3,422)	(611)
Williams-Sonoma	(1,400)	(68)
Winnebago Industries	(2,050)	(68)
Wolverine World Wide	(4,400)	(111)
Wyndham Worldwide	(4,223)	(352)
Wynn Resorts	(2,400)	(231)
Yum China Holdings *	(10,522)	(280)
Yum! Brands	(10,872)	(710)

		(61,121)

Information Technology — (2.6)%
Advanced Energy Industries *	(373)	(23)
Advanced Micro Devices *	(6,278)	(91)
Amphenol, Cl A	(3,750)	(260)
Analog Devices	(3,350)	(274)
Apple	(37,272)	(5,106)
Applied Materials	(11,300)	(409)
Arista Networks *	(724)	(86)
ARRIS International *	(2,650)	(68)
Arrow Electronics *	(1,972)	(142)
Avnet	(3,400)	(157)
Belden	(250)	(18)
Broadcom, Cl A	(3,722)	(785)
Brocade Communications Systems	(8,351)	(103)
Cavium *	(900)	(59)
CDW	(3,750)	(221)
Ciena *	(800)	(21)
Cirrus Logic *	(450)	(24)
Cisco Systems	(51,862)	(1,773)
Cognex	(1,071)	(82)
Coherent *	(171)	(31)
CommScope Holding *	(1,900)	(72)
Corning	(11,250)	(311)
Cray *	(1,028)	(21)
Cree *	(750)	(20)
Cypress Semiconductor	(2,100)	(28)
Diebold	(2,250)	(68)
Dolby Laboratories, Cl A	(421)	(21)
Electronics For Imaging *	(1,600)	(74)
Entegris *	(950)	(20)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
ePlus *	(623)	$ (79)
F5 Networks *	(750)	(107)
Finisar *	(622)	(21)
First Solar *	(550)	(20)
FLIR Systems	(750)	(28)
Harris	(1,350)	(148)
Hewlett Packard Enterprise	(19,400)	(443)
HP	(19,400)	(337)
II-VI *	(572)	(20)
Infinera *	(3,228)	(35)
Integrated Device Technology *	(850)	(20)
Intel	(47,972)	(1,737)
InterDigital	(273)	(23)
IPG Photonics *	(222)	(26)
Jabil Circuit	(2,850)	(73)
Juniper Networks	(6,150)	(172)
Keysight Technologies *	(2,473)	(93)
Kla-Tencor	(1,850)	(167)
Lam Research	(1,900)	(225)
Linear Technology	(2,900)	(187)
Littelfuse	(200)	(32)
Lumentum Holdings *	(421)	(19)
Marvell Technology Group	(4,600)	(72)
Maxim Integrated Products	(3,022)	(134)
Microchip Technology	(2,374)	(172)
Micron Technology *	(10,322)	(242)
Microsemi *	(1,472)	(76)
MKS Instruments	(424)	(28)
Monolithic Power Systems	(200)	(18)
Motorola Solutions	(1,900)	(150)
National Instruments	(600)	(19)
NCR *	(2,350)	(113)
NetApp	(4,272)	(179)
NETGEAR *	(1,400)	(77)
NetScout Systems *	(550)	(20)
Nimble Storage *	(2,422)	(22)
Nvidia	(4,800)	(487)
ON Semiconductor *	(4,922)	(74)
Palo Alto Networks *	(800)	(122)
Plexus *	(350)	(20)
Pure Storage, Cl A *	(1,800)	(21)
Qorvo *	(1,323)	(87)
QUALCOMM	(14,650)	(827)
Sanmina *	(622)	(24)
ScanSource *	(1,600)	(64)
Silicom	(1,650)	(63)
Silicon Laboratories *	(323)	(22)
Skyworks Solutions	(1,922)	(182)
Stratasys *	(1,022)	(20)
Super Micro Computer *	(2,750)	(72)
SYNNEX	(222)	(26)
Tech Data *	(1,473)	(128)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Teradyne	(2,623)	$ (75)
Texas Instruments	(10,772)	(825)
Trimble *	(2,900)	(90)
Universal Display	(378)	(32)
USA Technologies *	(4,872)	(20)
VeriFone Systems *	(2,728)	(56)
Versum Materials	(650)	(20)
ViaSat *	(550)	(38)
Viavi Solutions *	(1,950)	(20)
Vishay Intertechnology	(1,272)	(20)
Western Digital	(3,300)	(254)
Xerox	(17,550)	(131)
Xilinx	(2,800)	(165)
Zebra Technologies, Cl A *	(850)	(77)

		(19,764)

Materials — (1.4)%
Air Products & Chemicals	(2,722)	(382)
AK Steel Holding *	(2,572)	(21)
Albemarle	(1,400)	(142)
Alcoa	(2,072)	(72)
Allegheny Technologies	(1,050)	(20)
AptarGroup	(1,000)	(75)
Ashland Global Holdings	(900)	(109)
Avery Dennison	(1,472)	(119)
Axalta Coating Systems *	(2,300)	(67)
Balchem	(250)	(22)
Ball	(2,400)	(176)
Bemis	(600)	(30)
Berry Plastics Group *	(1,623)	(82)
Cabot	(1,100)	(64)
Carpenter Technology	(522)	(21)
Celanese, Cl A	(2,122)	(189)
CF Industries Holdings	(2,750)	(86)
Chemours	(2,322)	(78)
Chemtura *	(600)	(20)
Cliffs Natural Resources *	(1,900)	(20)
Commercial Metals	(1,022)	(22)
Compass Minerals International	(250)	(19)
Crown Holdings *	(2,222)	(119)
Domtar	(550)	(21)
Dow Chemical	(14,970)	(932)
E.I. du Pont de Nemours	(11,550)	(907)
Eagle Materials	(773)	(80)
Eastman Chemical	(2,100)	(169)
Ecolab	(3,922)	(486)
FMC	(1,750)	(101)
Freeport-McMoRan, Cl B *	(16,278)	(218)
Graphic Packaging Holding	(4,800)	(64)
H.B. Fuller	(421)	(21)
Hecla Mining	(3,450)	(19)

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Huntsman	(3,050)	$ (69)
Ingevity *	(424)	(23)
International Flavors & Fragrances	(1,150)	(145)
International Paper	(5,622)	(296)
Louisiana-Pacific *	(2,572)	(61)
LyondellBasell Industries, Cl A	(4,800)	(438)
Martin Marietta Materials	(821)	(177)
Minerals Technologies	(250)	(19)
Monsanto	(5,850)	(666)
Mosaic	(4,372)	(136)
NewMarket	(44)	(19)
Newmont Mining	(7,800)	(267)
Nucor	(4,050)	(253)
Olin	(1,850)	(58)
Owens-Illinois *	(3,100)	(61)
Packaging Corp of America	(1,222)	(113)
Platform Specialty Products *	(1,623)	(21)
PolyOne	(622)	(21)
PPG Industries	(3,672)	(376)
Praxair	(4,000)	(475)
Reliance Steel & Aluminum	(1,071)	(91)
Royal Gold	(1,021)	(67)
RPM International	(1,872)	(100)
Scotts Miracle-Gro, Cl A	(723)	(66)
Sealed Air	(2,950)	(137)
Sensient Technologies	(373)	(30)
Sherwin-Williams	(1,022)	(315)
Silgan Holdings	(350)	(21)
Sonoco Products	(700)	(37)
Southern Copper	(1,700)	(62)
Steel Dynamics	(3,022)	(111)
Stillwater Mining *	(1,200)	(20)
Summit Materials, Cl A *	(872)	(21)
Tahoe Resources	(2,450)	(21)
United States Steel	(2,000)	(77)
Valspar	(1,122)	(125)
Vulcan Materials	(1,800)	(217)
Westlake Chemical	(373)	(24)
WestRock	(3,123)	(168)
Worthington Industries	(421)	(21)
WR Grace	(1,021)	(72)

		(10,470)

Total Common Stock Sold Short (Proceeds $91,659) ($ Thousands)		(91,355)

Total Investments Sold Short — (12.2)% (Proceeds $91,659) ($ Thousands) @@		$ (91,355)

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTION(F) — 0.0%
March 2017, IRS RTP Swap Put, Expires 03/06/2017,
Strike Price $0.37*	2,160,000,000	$–

Total Purchased Swaption (Cost $33) ($ Thousands)		–

WRITTEN SWAPTION(F) — 0.0%
May 2017, IRS RTP Swap Put, Expires 05/18/2017 Strike Price $1.84*	(26,970,000)	(24)

Total Written Swaption (Premiums Received $23) ($ Thousands)		$(24)

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude	89	Jun-2017	$72
Coffee Robusta	191	May-2017	19
Copper	87	Sep-2017	(77)
Copper	47	May-2017	261
Corn	627	May-2017	(109)
Corn	(170)	Dec-2017	(25)
Cotton No. 2	(16)	May-2017	5
Cotton No. 2	(64)	Jul-2017	(179)
Crude Oil	(55)	Apr-2017	75
Crude Oil	215	May-2017	163
Feeder Cattle	64	May-2017	32
Gasoline	83	May-2017	(96)
Gasoline	39	Apr-2017	(214)
Gold	99	Apr-2017	522
Heating Oil	99	May-2017	(32)
ICE Brent Crude	(66)	Dec-2017	(50)
ICE Brent Crude	256	Apr-2017	78
Japanese 10-Year Bond	19	Mar-2017	41
Lean Hogs	156	Jun-2017	12
Lean Hogs	(55)	Apr-2017	(1)
Live Cattle	12	Apr-2017	–
LME Nickel	47	May-2017	60
LME Zinc	129	May-2017	89
MSCI EAFE Index E-MINI	(121)	Mar-2017	(281)
Natural Gas	97	Jun-2017	48
Natural Gas	63	Sep-2017	9
Natural Gas	274	May-2017	(877)
PRI LME Aluminum	87	May-2017	130
S&P 500 Index E-MINI	(177)	Mar-2017	(482)
Silver	74	May-2017	224
Soybean	(15)	Nov-2017	(8)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Soybean	87	May-2017	$(109)
Soybean Meal	250	May-2017	(162)
Sugar No. 11	304	Jul-2017	(389)
Sugar No. 11	104	Dec-2017	(34)
U.S. 10-Year Treasury Note	(155)	Jun-2017	(57)
U.S. 2-Year Treasury Note	(72)	Jul-2017	(19)
U.S. 5-Year Treasury Note	(28)	Jun-2017	(4)
U.S. Ultra Long Treasury Bond	10	Jun-2017	25
Wheat	353	May-2017	(126)
Wheat	216	May-2017	32

			$(1,434)

For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forwards foreign currency contracts held by the Fund at February 28, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
03/03/17	USD	1,161	COP	3,501,727	$36
03/03/17	COP	3,483,756	USD	1,215	23
03/09/17	GBP	3,118	USD	3,890	8
03/09/17	GBP	106	USD	131	(1)
03/10/17	USD	1,349	TWD	41,452	3
03/10/17-04/18/17	TWD	82,905	USD	2,647	(64)
03/14/17	USD	1,344	KRW	1,523,001	4
03/14/17-05/19/17	USD	2,591	IDR	34,852,586	12
03/14/17	USD	3,586	SGD	5,080	48
03/14/17	SGD	5,079	USD	3,561	(71)
03/14/17-05/18/17	KRW	3,046,003	USD	2,643	(57)
03/14/17	IDR	17,426,293	USD	1,306	—

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/04/17	BRL	9,902	USD	3,092	$(65)
04/06/17	AUD	5,400	USD	4,066	(81)
04/07/17	USD	3,790	CAD	4,960	(43)
04/07/17	CAD	7,221	USD	5,526	72
04/07/17-04/26/17	JPY	3,244,004	USD	28,966	(83)
04/12/17	EUR	1,176	USD	1,268	16
04/26/17	USD	813	MXN	16,782	19

					$(224)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ	$(2,708)	$2,704	$(4)
Barclays PLC	(4,795)	4,752	(43)
BNP Paribas	(1,161)	1,198	37
Brown Brothers Harriman	(132)	131	(1)
Citigroup	(30,298)	30,200	(98)
Credit Suisse First Boston	(7,375)	7,380	4
Goldman Sachs	(6,749)	6,832	83
HSBC	(6,789)	6,653	(136)
JPMorgan Chase Bank	(2,861)	2,840	(21)
Morgan Stanley	(1,352)	1,332	(19)
Royal Bank of Scotland	(5,072)	5,105	32
UBS	(3,955)	3,897	(58)

			$(224)

For the period ended February 28, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.50%	3-Month USD - LIBOR	12/21/26	$1,300,000	$21
Citibank, N.A.	3-Month NZD - BBR	2.47%	7/28/26	5,160,000	(286)
Citibank, N.A.	3.06%	3-Month NZD - BKBM	12/21/21	10,690,000	47
Citibank, N.A.	3-Month USD - LIBOR	1.54%	2/27/19	22,130,000	(10)
Citibank, N.A.	0.61%	6-Month GBP - LIBOR	2/23/19	23,980,000	(23)
Goldman Sachs	7.83%	28-Day MXN - TIIE	12/7/26	10,110,000	(1)
Goldman Sachs	28-Day MXN - TIIE	7.76%	12/3/26	11,050,000	2
Goldman Sachs	28-Day MXN - TIIE	7.76%	12/2/26	16,600,000	3
Goldman Sachs	28-Day MXN - TIIE	7.04%	12/17/18	40,220,000	(8)
Goldman Sachs	6.85%	28-Day MXN - TIIE	12/13/18	44,810,000	(16)
Goldman Sachs	28-Day MXN - TIIE	6.84%	12/12/18	67,220,000	(24)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/35	3,600,000	(54)
Morgan Stanley	3-Month USD - LIBOR	3.31%	5/6/34	1,650,000	195
Morgan Stanley	1.67%	3-Month USD - LIBOR	11/9/26	1,230,000	70
Morgan Stanley	1.66%	3-Month USD - LIBOR	11/8/26	1,230,000	72
Morgan Stanley	1.68%	3-Month USD - LIBOR	11/7/26	1,640,000	92
Morgan Stanley	0.96%	6-Month NOK - BBR	8/1/26	49,660,000	24

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.29%	3-Month USD - LIBOR	8/4/25	$ 1,833,000	$(4)
Morgan Stanley	2.49%	3-Month USD - LIBOR	6/9/25	1,240,000	(26)
Morgan Stanley	2.31%	3-Month USD - LIBOR	5/18/25	2,880,000	(30)
Morgan Stanley	1.99%	3-Month USD - LIBOR	4/21/25	2,040,000	29
Morgan Stanley	3-Month USD - LIBOR	2.69%	9/24/24	2,470,000	107
Morgan Stanley	3-Month USD - LIBOR	2.67%	7/18/24	1,710,000	58
Morgan Stanley	2.67%	3-Month USD - LIBOR	7/10/24	2,130,000	(74)
Morgan Stanley	2.63%	3-Month USD - LIBOR	7/2/24	3,360,000	(108)
Morgan Stanley	3-Month USD - LIBOR	2.63%	5/29/24	1,630,000	59
Morgan Stanley	2.63%	3-Month USD - LIBOR	5/23/24	4,050,000	(147)
Morgan Stanley	2.82%	3-Month USD - LIBOR	4/28/24	2,770,000	(141)
Morgan Stanley	2.89%	3-Month USD - LIBOR	2/14/24	1,780,000	(85)
Morgan Stanley	2.98%	3-Month USD - LIBOR	1/14/24	1,990,000	(109)
Morgan Stanley	1.26%	3-Month USD - LIBOR	8/31/21	7,710,000	234
Morgan Stanley	2.24%	3-Month USD - LIBOR	6/25/21	1,680,000	(25)
Morgan Stanley	1.69%	3-Month USD - LIBOR	8/6/20	7,270,000	30
Morgan Stanley	1.57%	3-Month USD - LIBOR	4/1/20	5,370,000	8
Morgan Stanley	6-Month NOK - BBR	1.08%	8/11/18	55,170,000	15
Morgan Stanley	1.01%	6-Month NOK - BBR	8/4/18	12,870,000	5
Morgan Stanley	0.95%	6-Month NOK - NIBOR	5/12/18	220,160,000	(7)
Morgan Stanley	0.81%	3-Month USD - LIBOR	5/18/17	15,030,000	(23)
UBS	1.49%	3-Month USD - LIBOR	10/4/26	7,010,000	494

					$364

A list of the open OTC swap agreements held by the Fund at February 28, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month USD - LIBOR	2.09%	3/12/22	$250,000	$4
Morgan Stanley	2.80%	3-Month USD - LIBOR	3/6/42	330,000	(19)
Morgan Stanley	2.81%	3-Month USD - LIBOR	2/21/42	450,000	(20)

					$(35)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation Depreciation ($Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/17	$(200)	$3
Citibank	Sprint Communications	BUY	5.00%	06/20/19	499	(30)
Citibank	Sprint Communications	BUY	5.00%	06/20/19	571	(34)
Credit Suisse	CMBX-A-407015	SELL	2.00%	05/11/63	(1,125)	(30)
Credit Suisse	CMBX-BBB--316311	SELL	3.00%	05/11/63	(552)	(33)
Credit Suisse	CMBX-BBB--331911	SELL	3.00%	12/31/49	(778)	(43)
Credit Suisse	CMBX-BBB--331915	SELL	3.00%	12/31/49	(162)	(9)
Credit Suisse	CMBX-BBB--363753	SELL	3.00%	12/31/49	(900)	(71)
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/17	(170)	2
Deutsche Bank	CMBX-BBB--364870	SELL	3.00%	12/31/49	(29)	(2)
Deutsche Bank	CMBX-BBB--395754	SELL	3.00%	05/11/49	(528)	(23)
Deutsche Bank	CMBX-BBB--409304	SELL	3.00%	05/11/63	(28)
						-
Deutsche Bank	CMBX-BBB--409425	SELL	3.00%	12/31/49	(172)	1
Goldman Sachs	CMBX-BBB--379352	SELL	3.00%	05/11/63	(750)	(33)
Goldman Sachs	CMBX-BBB--394233	SELL	3.00%	12/31/49	(565)	(27)
Goldman Sachs	CMBX-BBB--399471	SELL	3.00%	12/31/49	(217)	(13)
Goldman Sachs	CMBX-BBB--407892	SELL	3.00%	05/11/63	(166)	(6)
Goldman Sachs	CMBX-BBB--408196	SELL	3.00%	05/11/63	(14)	0
Goldman Sachs	CMBX-BBB--408197	SELL	3.00%	05/11/63	(28)	(1)
Goldman Sachs	CMBX-BBB--408481	SELL	3.00%	05/11/63	(28)	(1)
Goldman Sachs	CMBX-BBB--408891	SELL	3.00%	05/11/63	(55)	(1)

						$(351)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

For the period ended February 28, 2017, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

As of February 28, 2017, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$8,075	Chase Securities	0.71%	$8,075
25,394	Chase Securities	0.66%	25,394
16,198	HSBC Securities	0.76%	16,198
34,075	HSBC Securities	0.73%	34,075
11,681	HSBC Securities	0.73%	11,681
21,397	HSBC Securities	0.72%	21,397
11,520	HSBC Securities	0.58%	11,520
6,270	HSBC Securities	0.58%	6,270
19,208	Merrill Lynch Peirce Fenner	0.78%	19,208

			$153,818

Percentages are based on Net Assets of $748,912 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $49,012 ($ Thousands), representing 6.5% of the Net Assets of the Fund.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2017. The coupon on a step bond changes on a specified date.
(E)	Security is in default on interest payment.
(F)	For the period ended February 28, 2017, the total amount of open purchased swaptions and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

@	At February 28, 2017, the tax basis cost of the Fund’s investments was $824,218 ($ Thousands), and the unrealized appreciation and depreciation were $15,741 ($ Thousands) and ($2,599) ($ Thousands), respectively.

@@	At February 28, 2017, the tax basis proceeds of the Fund’s investments was $91,659 ($ Thousands), and the unrealized appreciation and depreciation were $1,280 ($ Thousands) and ($976) ($ Thousands), respectively.

AUD — Australian Dollar

BBR — Australian Bank Bill Benchmark

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBX — A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO — Collateralized Mortgage Obligation

COP — Colombian Peso

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

IDR — Indonesian Rupiah

IRS — Interest Rate Swap

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SGD — Singapore Dollar

Ser — Series

S&P— Standard & Poor’s

TIIE — Equilibrium Interbank Interest Rate

TWD — Taiwan Dollar

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$503,378	$–	$503,378
Common Stock	203,894	–	–	203,894
Corporate Obligations	–	47,953	–	47,953
Mortgage-Backed Securities	–	43,225	–	43,225
Asset-Backed Securities	–	22,590	–	22,590
Foreign Bonds	–	13,898	–	13,898
Sovereign Debt	–	2,422	–	2,422

Total Investments in Securities	$203,894	$633,466	$–	$837,360

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	(91,355)	–	–	(91,355)

Total Securities Sold Short	(91,355)	–	–	(91,355)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$—	$—	$—
Written Swaptions	—	(24)	—	(24)
Futures Contracts *
Unrealized Appreciation	1,897	—	—	1,897
Unrealized Depreciation	(3,331)	—	—	(3,331)
Forwards Contracts *
Unrealized Appreciation	—	241	—	241
Unrealized Depreciation	—	(465)	—	(465)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	4	—	4
Unrealized Depreciation	—	(39)	—	(39)
Credit Default Swaps *
Unrealized Appreciation	—	6	—	6
Unrealized Depreciation	—	(357)	—	(357)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,565	—	1,565

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Depreciation	$ –	$ (1,201)	$ –	$ (1,201)

Total Other Financial Instruments	$ (1,434)	$ (270)	$ –	$ (1,704)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2017	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Multi-Asset Real Return Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2017, the Fund is the seller (“providing protection”) on a total notional amount of $18.7 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$8,387	$–	$60,882	$354,229	$423,498
Maximum potential amount of future payments	382,161	–	10,964,000	7,400,000	18,746,161
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	>10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$–	$170,000	$212,161	$–	$–	$382,161
101-200	–	–	–	–	–	–
> than 200	–	–	6,700,000	7,400,000	4,264,000	18,364,000
Total	$–	$170,000	$6,912,161	$7,400,000	$4,264,000	$18,746,161

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2017

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO
Date: April 28, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: April 28, 2017